UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-670-2000

Date of fiscal year end: February 28, 2015

Date of reporting period: February 28, 2015

Item 1.	Reports to Stockholders.

FEBRUARY 28, 2015

2015 ANNUAL REPORT

iShares Trust

➢	iShares Short Treasury Bond ETF | SHV | NYSE Arca
➢	iShares 1-3 Year Treasury Bond ETF | SHY | NYSE Arca
➢	iShares 3-7 Year Treasury Bond ETF | IEI | NYSE Arca
➢	iShares 7-10 Year Treasury Bond ETF | IEF | NYSE Arca
➢	iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca
➢	iShares 20+ Year Treasury Bond ETF | TLT | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. BOND MARKET OVERVIEW

Amid falling interest rates, U.S. Treasury securities delivered strong returns for the 12-month period ended February 28, 2015 (the “reporting period”). Treasury bond prices, which move inversely to yields, recorded solid gains as yields fell. The Barclays U.S. Treasury Bond Index rose 4.40% for the reporting period, while the Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 5.05%.

Interest rates fell despite an improving U.S. economy, which grew by 2.4% in 2014. After severe winter weather led to an economic contraction in the first quarter of 2014, the U.S. economy grew at a 4.6% annual rate in the second quarter and a 5.0% annual rate in the third quarter, before tapering off to an estimated 2.2% annual rate in the fourth quarter. Evidence of economic strength appeared in the labor market, where the unemployment rate fell to its lowest level since June 2008, and the manufacturing sector, where industrial production increased by nearly 5% in 2014.

Inflation remained low in 2014 despite the improving economy. The consumer price index increased by just 0.8% in 2014, reflecting a sharp decline in energy prices during the second half of the year. The combination of better economic growth and low inflation motivated the U.S. Federal Reserve Bank (the “Fed”) to scale back its economic stimulus measures during the reporting period. The Fed ended its quantitative easing program in October 2014, after two years of operation, and indicated that it may raise its short-term interest rate target sometime in 2015.

In addition to statements and actions by the Fed, performance drivers in the Treasury market included geopolitical events, falling energy prices, and global economic concerns. Long-term Treasuries in particular benefited from the benign inflation picture. Longer-term Treasuries are typically more influenced by the inflation outlook than shorter-term Treasuries, which tend to respond more to Fed interest rate moves. Long-term Treasuries continued to rally in late 2014, even as faster U.S. economic growth strengthened the case for the Fed to raise interest rates in 2015. Plummeting crude oil prices and fears of deflation in Europe diminished investors’ appetite for risk and boosted demand for longer-term Treasury bonds. In contrast, prices on shorter-term Treasuries fell and yields rose in December 2014 amid concern that a Fed rate hike might come sooner than anticipated.

In January 2015, prices rose and yields fell on both short- and long-term Treasuries, before reversing in the final month of the reporting period. Yields on both short- and long-term Treasuries rose in February 2015 amid anxiety over a potential Fed interest rate increase, as well as increasing competition from higher-yielding corporate bonds.

For the reporting period, Treasury bonds delivered gains across all maturities. Treasuries at the longer end of the maturity range generated strong total returns, while Treasuries with shorter maturities posted more modest gains.

Treasury bond yields finished the reporting period lower across most maturities. The 30-year Treasury bond yield declined from 3.59% to 2.60% for the reporting period, while the 10-year Treasury bond yield fell from 2.60% to 2.00%. Short- and intermediate-term bonds delivered mixed yield results as the 5-year Treasury note yield fell slightly from 1.51% to 1.50%, while the 2-year Treasury note rose from 0.33% to 0.63%. At the short-term end of the U.S. Treasury market, the 3-month Treasury bill yield fell from 0.05% to 0.02%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® SHORT TREASURY BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.03%	0.02%	0.11%	0.03%	0.02%	0.11%
5 Years	0.05%	0.04%	0.17%	0.25%	0.22%	0.87%
Since Inception	1.01%	1.01%	1.13%	8.53%	8.55%	9.59%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.40	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

6	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® SHORT TREASURY BOND ETF

The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one month and one year, as represented by the Barclays U.S. Short Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 0.03%, net of fees, while the total return for the Index was 0.11%.

PORTFOLIO ALLOCATION

As of 2/28/15

Investment Type	Percentage of Total Investments*

U.S. Government Obligations	100.00%

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 1.75%, 07/31/15	14.08%
U.S. Treasury Note/Bond, 1.88%, 06/30/15	10.67
U.S. Treasury Bill, 0.00%, 08/27/15	10.63
U.S. Treasury Note/Bond, 4.25%, 08/15/15	9.23
U.S. Treasury Note/Bond, 2.13%, 05/31/15	8.90

TOTAL	53.51%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® 1-3 YEAR TREASURY BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.55%	0.55%	0.68%	0.55%	0.55%	0.68%
5 Years	0.81%	0.81%	0.94%	4.11%	4.09%	4.79%
10 Years	2.48%	2.48%	2.60%	27.74%	27.76%	29.31%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.60	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

8	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 1-3 YEAR TREASURY BOND ETF

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the Barclays U.S. 1-3 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 0.55%, net of fees, while the total return for the Index was 0.68%.

PORTFOLIO ALLOCATION

As of 2/28/15

Maturity	Percentage of Total Investments*

0-1 Year	1.93%
1-2 Years	54.34
2-3 Years	41.92
3-4 Years	1.81

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 1.50%, 06/30/16	14.30%
U.S. Treasury Note/Bond, 0.88%, 09/15/16	8.44
U.S. Treasury Note/Bond, 1.00%, 03/31/17	6.08
U.S. Treasury Note/Bond, 0.63%, 05/31/17	5.24
U.S. Treasury Note/Bond, 0.63%, 08/31/17	4.88

TOTAL	38.94%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® 3-7 YEAR TREASURY BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.68%	2.67%	2.77%	2.68%	2.67%	2.77%
5 Years	3.25%	3.26%	3.35%	17.33%	17.42%	17.89%
Since Inception	4.76%	4.77%	4.88%	46.14%	46.15%	47.52%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,017.50	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

10	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 3-7 YEAR TREASURY BOND ETF

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the Barclays U.S. 3-7 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 2.68%, net of fees, while the total return for the Index was 2.77%.

PORTFOLIO ALLOCATION As of 2/28/15

Maturity	Percentage of Total Investments*

2-3 Years	0.05%
3-4 Years	36.54
4-5 Years	19.00
5-6 Years	18.44
6-7 Years	25.26
7-8 Years	0.71

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/15

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 2.25%, 04/30/21	12.67%
U.S. Treasury Note/Bond, 1.50%, 12/31/18	11.17
U.S. Treasury Note/Bond, 1.00%, 08/31/19	5.47
U.S. Treasury Note/Bond, 1.25%, 11/30/18	4.32
U.S. Treasury Note/Bond, 2.13%, 08/31/20	3.56

TOTAL	37.19%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® 7-10 YEAR TREASURY BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.24%	7.25%	7.34%	7.24%	7.25%	7.34%
5 Years	5.82%	5.87%	5.92%	32.71%	33.02%	33.32%
10 Years	5.78%	5.80%	5.88%	75.47%	75.69%	77.11%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,036.40	$0.76	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

12	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 7-10 YEAR TREASURY BOND ETF

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the Barclays U.S. 7-10 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 7.24%, net of fees, while the total return for the Index was 7.34%.

PORTFOLIO ALLOCATION

As of 2/28/15

Maturity	Percentage of Total Investments*

6-7 Years	0.24%
7-8 Years	29.48
8-9 Years	30.52
9-10 Years	39.76

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 2.50%, 05/15/24	23.36%
U.S. Treasury Note/Bond, 2.75%, 02/15/24	16.67
U.S. Treasury Note/Bond, 2.38%, 08/15/24	15.88
U.S. Treasury Note/Bond, 1.63%, 11/15/22	13.76
U.S. Treasury Note/Bond, 1.63%, 08/15/22	11.05

TOTAL	80.72%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® 10-20 YEAR TREASURY BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.28%	11.35%	11.42%	11.28%	11.35%	11.42%
5 Years	7.46%	7.52%	7.58%	43.28%	43.69%	44.07%
Since Inception	7.23%	7.25%	7.31%	76.70%	76.88%	77.76%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,051.20	$0.76	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

14	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 10-20 YEAR TREASURY BOND ETF

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the Barclays U.S. 10-20 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 11.28%, net of fees, while the total return for the Index was 11.42%.

PORTFOLIO ALLOCATION

As of 2/28/15

Maturity	Percentage of Total Investments*

9-10 Years	8.76%
10-11 Years	9.33
11-12 Years	10.34
12-13 Years	17.72
13-14 Years	21.50
14-15 Years	7.12
15-16 Years	25.23

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 6.13%, 11/15/27	16.21%
U.S. Treasury Note/Bond, 5.38%, 02/15/31	14.80
U.S. Treasury Note/Bond, 5.25%, 02/15/29	11.07
U.S. Treasury Note/Bond, 6.25%, 05/15/30	10.42
U.S. Treasury Note/Bond, 6.13%, 08/15/29	7.12

TOTAL	59.62%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® 20+ YEAR TREASURY BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.69%	22.73%	22.80%	22.69%	22.73%	22.80%
5 Years	10.63%	10.73%	10.74%	65.70%	66.47%	66.55%
10 Years	7.73%	7.74%	7.82%	110.54%	110.78%	112.42%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,103.50	$0.78	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

16	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 20+ YEAR TREASURY BOND ETF

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the Barclays U.S. 20+ Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 22.69%, net of fees, while the total return for the Index was 22.80%.

PORTFOLIO ALLOCATION

As of 2/28/15

Maturity	Percentage of Total Investments*

20-25 Years	15.30%
25-30 Years	84.70

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 3.13%, 02/15/43	11.47%
U.S. Treasury Note/Bond, 3.63%, 08/15/43	9.47
U.S. Treasury Note/Bond, 3.38%, 05/15/44	7.74
U.S. Treasury Note/Bond, 3.63%, 02/15/44	6.43
U.S. Treasury Note/Bond, 2.75%, 08/15/42	6.22

TOTAL	41.33%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® SHORT TREASURY BOND ETF

February 28, 2015

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.47%
U.S. Treasury Bill
0.00%, 03/26/15	$33	$33,000
0.00%, 04/02/15	637	636,991
0.00%, 04/30/15	97,000	96,996,766
0.00%, 08/27/15	575,000	574,785,571
0.00%, 11/12/15	5,434	5,429,556
U.S. Treasury Note/Bond
0.13%, 04/30/15	240,156	240,170,402
0.25%, 03/31/15	11,746	11,746,939
0.25%, 05/15/15	14,880	14,885,209
0.25%, 05/31/15	48,812	48,834,936
0.25%, 08/15/15	114,069	114,144,297
0.25%, 11/30/15	88,000	88,050,153
0.25%, 04/15/16	127,849	127,754,396
0.38%, 06/30/15	192,462	192,658,305
0.38%, 08/31/15	44,000	44,059,401
0.38%, 01/15/16	239,240	239,577,326
1.25%, 09/30/15	378,808	381,285,374
1.75%, 07/31/15	755,863	761,116,248
1.88%, 06/30/15	573,364	576,786,983
2.00%, 01/31/16	5,090	5,171,542
2.13%, 05/31/15	478,941	481,374,001
2.50%, 03/31/15	302,830	303,399,332
2.50%, 04/30/15	47,927	48,116,511
4.13%, 05/15/15	371,396	374,471,170
4.25%, 08/15/15	490,080	499,396,465
4.50%, 11/15/15	171,071	176,269,849

		5,407,150,723

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $5,407,835,619)		5,407,150,723

MONEY MARKET FUNDS — 1.92%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	104,150	104,150,062

TOTAL MONEY MARKET FUNDS
(Cost: $104,150,062)		104,150,062

Value
TOTAL INVESTMENTS IN SECURITIES — 101.39%
(Cost: $5,511,985,681)	$5,511,300,785
Other Assets, Less Liabilities — (1.39)%	(75,414,327)

NET ASSETS — 100.00%	$5,435,886,458

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments

iSHARES® 1-3 YEAR TREASURY BOND ETF

February 28, 2015

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.76%
U.S. Treasury Note/Bond
0.25%, 08/15/15	$1,613	$1,614,065
0.25%, 09/15/15	335	335,241
0.25%, 09/30/15	305	305,235
0.25%, 11/30/15	845	845,482
0.25%, 12/15/15	2,880	2,881,038
0.25%, 02/29/16	7,372	7,370,504
0.38%, 11/15/15	3,655	3,660,263
0.38%, 01/15/16	13,717	13,736,341
0.38%, 02/15/16	51,763	51,823,257
0.38%, 03/31/16	11,076	11,085,525
0.38%, 05/31/16	6,483	6,483,000
0.50%, 06/15/16	337,795	338,278,064
0.50%, 09/30/16	148,657	148,698,624
0.50%, 02/28/17	48,752	48,628,171
0.50%, 07/31/17	4,730	4,693,579
0.63%, 07/15/16	112,278	112,596,857
0.63%, 08/15/16	244,517	245,138,068
0.63%, 10/15/16	77,600	77,750,544
0.63%, 11/15/16	61,813	61,907,579
0.63%, 12/15/16	217,829	218,105,623
0.63%, 02/15/17	955	955,010
0.63%, 05/31/17	409,666	408,580,389
0.63%, 08/31/17	382,689	380,457,923
0.63%, 09/30/17	280,466	278,578,472
0.63%, 11/30/17	51,008	50,560,660
0.63%, 04/30/18	969	955,211
0.75%, 01/15/17	164,332	164,825,001
0.75%, 10/31/17	60,053	59,780,358
0.75%, 12/31/17	93,588	92,995,585
0.75%, 03/31/18	68,394	67,744,943
0.88%, 09/15/16	654,500	658,446,716
0.88%, 11/30/16	18,088	18,191,645
0.88%, 12/31/16	20,721	20,835,071
0.88%, 04/15/17	6,731	6,757,184
0.88%, 05/15/17	191,558	192,203,531
0.88%, 06/15/17	150,988	151,377,955
0.88%, 08/15/17	26,927	26,951,774
0.88%, 01/15/18	21,120	21,054,740
1.00%, 08/31/16	351,346	354,223,524
1.00%, 10/31/16	43,381	43,732,287
1.00%, 03/31/17	471,460	474,618,810

Security	Principal (000s)	Value
1.00%, 12/15/17	$61,440	$61,519,870
1.00%, 05/31/18	969	965,250
1.25%, 09/30/15	1,792	1,803,720
1.25%, 10/31/15	1,171	1,179,595
1.38%, 11/30/15	5,578	5,627,185
1.50%, 06/30/16	1,099,132	1,114,992,360
1.50%, 07/31/16	21,252	21,573,118
1.75%, 05/31/16	4,987	5,071,929
1.88%, 08/31/17	148,203	151,956,978
1.88%, 09/30/17	72,444	74,267,414
1.88%, 10/31/17	123,590	126,708,179
2.00%, 01/31/16	20,501	20,829,222
2.00%, 04/30/16	14,385	14,660,329
2.13%, 12/31/15	7,384	7,500,223
2.25%, 11/30/17	96,582	99,995,205
2.38%, 03/31/16	123,754	126,505,051
2.38%, 07/31/17	122,718	127,296,612
2.38%, 05/31/18	969	1,007,702
2.50%, 06/30/17	80,958	84,185,796
2.63%, 02/29/16	23,222	23,761,679
2.63%, 04/30/16	18,088	18,566,972
2.63%, 01/31/18	969	1,014,175
2.75%, 11/30/16	2,143	2,224,991
2.75%, 05/31/17	109,588	114,493,157
2.75%, 12/31/17	120,426	126,399,128
2.75%, 02/28/18	71,951	75,585,972
2.88%, 03/31/18	66,570	70,222,030
3.00%, 02/28/17	3,505	3,668,824
3.13%, 10/31/16	6,712	7,001,757
3.13%, 01/31/17	2,892	3,031,655
3.13%, 04/30/17	5,130	5,395,990
3.25%, 05/31/16	39,307	40,708,688
3.25%, 06/30/16	18,088	18,768,290
3.25%, 12/31/16	4,264	4,471,316
3.25%, 03/31/17	2,638	2,778,421
3.50%, 02/15/18	61,985	66,480,152
4.25%, 08/15/15	506	515,619
4.50%, 11/15/15	2,647	2,727,442
4.50%, 02/15/16	1,985	2,065,016
4.50%, 05/15/17	444	480,666
4.63%, 11/15/16	136,801	146,295,003
4.63%, 02/15/17	29,283	31,565,609
5.13%, 05/15/16	138,549	146,443,519

20	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR TREASURY BOND ETF

February 28, 2015

Security	Principal or Shares (000s)	Value
7.25%, 05/15/16	$1,679	$1,817,501
7.50%, 11/15/16	715	799,384
8.88%, 08/15/17	1,936	2,315,998
9.25%, 02/15/16	2,146	2,330,341

		7,799,338,882

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,792,962,866)		7,799,338,882

SHORT-TERM INVESTMENTS — 2.37%

MONEY MARKET FUNDS — 2.37%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	185,253	185,253,106

		185,253,106

TOTAL SHORT-TERM INVESTMENTS
(Cost: $185,253,106)		185,253,106

TOTAL INVESTMENTS IN SECURITIES — 102.13%
(Cost: $7,978,215,972)		7,984,591,988
Other Assets, Less Liabilities — (2.13)%		(166,877,330)

NET ASSETS — 100.00%		$7,817,714,658

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® 3-7 YEAR TREASURY BOND ETF

February 28, 2015

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.08%
U.S. Treasury Note/Bond
0.50%, 03/31/19	$1,315	$1,322,333
0.63%, 11/30/17	409	405,413
0.63%, 04/30/18[a]	12,246	12,071,740
0.75%, 10/31/17[a]	302	300,728
0.75%, 12/31/17	369	366,664
0.75%, 03/31/18[a]	996	986,548
1.00%, 05/31/18	3,128	3,115,895
1.00%, 06/30/19[a]	21,821	21,441,315
1.00%, 08/31/19[a]	274,173	268,884,200
1.00%, 11/30/19[a]	26,160	25,582,387
1.13%, 12/31/19[a]	47,608	46,801,996
1.13%, 03/31/20[a]	15,280	14,978,678
1.13%, 04/30/20[a]	57,550	56,359,291
1.25%, 11/30/18[a]	212,256	212,126,530
1.25%, 01/31/19[a]	120,128	119,813,662
1.25%, 04/30/19[a]	27,448	27,312,683
1.25%, 01/31/20[a]	4,596	4,540,894
1.25%, 02/29/20[a]	153,321	151,381,491
1.38%, 06/30/18[a]	102,276	103,053,308
1.38%, 07/31/18	166,103	167,212,063
1.38%, 09/30/18[a]	80,579	81,010,396
1.38%, 02/28/19	45,889	45,955,076
1.38%, 01/31/20[a]	2,147	2,134,268
1.38%, 02/29/20	23,761	23,613,444
1.38%, 05/31/20[a]	130,746	129,516,985
1.50%, 08/31/18[a]	20,710	20,921,865
1.50%, 12/31/18[a]	544,459	548,662,240
1.50%, 01/31/19[a]	143,695	144,710,935
1.50%, 02/28/19[a]	145,187	146,136,914
1.50%, 01/31/22[a]	115,041	112,644,696
1.63%, 03/31/19[a]	34,642	35,013,362
1.63%, 04/30/19[a]	48,262	48,765,855
1.63%, 07/31/19[a]	27,448	27,679,936
1.63%, 12/31/19[a]	41,894	42,138,658
1.75%, 10/31/18[a]	108,146	110,079,440
1.75%, 09/30/19[a]	120,700	122,237,720
1.75%, 02/28/22	82,696	82,292,444
1.75%, 05/15/22	35,284	35,092,761
1.88%, 10/31/17	492	504,413
1.88%, 06/30/20[a]	143,298	145,556,371
1.88%, 11/30/21[a]	107,059	107,536,482

Security	Principal or Shares (000s)	Value
2.00%, 09/30/20	$117,114	$119,426,999
2.00%, 11/30/20[a]	133,933	136,366,360
2.00%, 02/28/21[a]	12,605	12,812,076
2.00%, 05/31/21[a]	87,007	88,280,780
2.00%, 08/31/21	6,260	6,342,131
2.00%, 10/31/21	40,625	41,130,380
2.13%, 08/31/20[a]	170,272	174,828,470
2.13%, 01/31/21[a]	73,671	75,451,847
2.13%, 08/15/21	147,663	150,849,563
2.13%, 09/30/21[a]	28,733	29,332,081
2.25%, 04/30/21[a]	604,045	622,172,384
2.38%, 05/31/18[a]	31,432	32,687,187
2.38%, 12/31/20[a]	28,362	29,464,223
2.63%, 11/15/20[a]	10,327	10,869,476
2.75%, 12/31/17[a]	278	291,789
2.75%, 02/28/18	46	48,219
2.75%, 02/15/19[a]	30,375	32,075,086
2.88%, 03/31/18[a]	13,384	14,118,352
3.13%, 05/15/19[a]	57,964	62,077,710
3.38%, 11/15/19	1,626	1,767,771
3.50%, 02/15/18	679	728,241
3.63%, 08/15/19	18,995	20,810,732

		4,912,193,937

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,906,010,144)		4,912,193,937

SHORT-TERM INVESTMENTS — 40.64%

MONEY MARKET FUNDS — 40.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,c,d]	1,732,256	1,732,256,239
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,c,d]	141,030	141,029,800
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	141,854	141,853,812

		2,015,139,851

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,015,139,851)		2,015,139,851

22	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 3-7 YEAR TREASURY BOND ETF

February 28, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 139.72%
(Cost: $6,921,149,995)	$6,927,333,788
Other Assets, Less Liabilities — (39.72)%	(1,969,219,904)

NET ASSETS — 100.00%	$4,958,113,884

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® 7-10 YEAR TREASURY BOND ETF

February 28, 2015

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.58%
U.S. Treasury Note/Bond
1.50%, 01/31/22[a]	$15,958	$15,625,595
1.63%, 08/15/22[a]	823,228	810,615,868
1.63%, 11/15/22[a]	1,027,799	1,009,935,766
1.75%, 05/15/22[a]	326,753	324,981,999
1.75%, 05/15/23	674,296	665,793,410
1.88%, 11/30/21[a]	215	215,959
2.00%, 05/31/21[a]	59	59,965
2.00%, 11/15/21[a]	15	14,891
2.00%, 02/15/23	17,850	18,006,218
2.00%, 02/15/25[a]	4,430	4,428,804
2.13%, 08/15/21	375	383,297
2.25%, 04/30/21[a]	836	861,191
2.25%, 07/31/21	99	101,776
2.25%, 11/15/24[a]	33,052	33,751,304
2.38%, 08/15/24	1,129,134	1,165,616,560
2.50%, 08/15/23[a]	278,522	291,211,567
2.50%, 05/15/24[a]	1,643,205	1,714,273,984
2.75%, 11/15/23	55,790	59,417,252
2.75%, 02/15/24[a]	1,148,594	1,223,229,117
3.13%, 05/15/21	63	68,465

		7,338,592,988

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,262,353,499)		7,338,592,988

SHORT-TERM INVESTMENTS — 23.10%

MONEY MARKET FUNDS — 23.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,c,d]	1,478,057	1,478,057,324
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,c,d]	120,334	120,334,465
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	104,306	104,305,767

		1,702,697,556

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,702,697,556)		1,702,697,556

Value
TOTAL INVESTMENTS IN SECURITIES — 122.68%
(Cost: $8,965,051,055)	$9,041,290,544
Other Assets, Less Liabilities — (22.68)%	(1,671,359,921)

NET ASSETS — 100.00%	$7,369,930,623

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 10-20 YEAR TREASURY BOND ETF

February 28, 2015

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.23%
U.S. Treasury Note/Bond
2.50%, 08/15/23	$6	$6,273
2.50%, 05/15/24	5,591	5,832,811
5.25%, 11/15/28[a]	18,952	25,687,810
5.25%, 02/15/29[a]	36,673	49,823,894
5.38%, 02/15/31[a]	47,287	66,642,042
5.50%, 08/15/28[a]	15,412	21,280,799
6.00%, 02/15/26	16,510	22,888,474
6.13%, 11/15/27	50,789	72,963,264
6.13%, 08/15/29	21,703	32,035,571
6.25%, 05/15/30[a]	31,093	46,927,751
6.38%, 08/15/27	4,640	6,773,817
6.50%, 11/15/26	12,327	17,944,818
6.63%, 02/15/27[a]	10,807	15,939,382
6.75%, 08/15/26[a]	8,580	12,662,573
6.88%, 08/15/25[a]	13,107	19,113,952
7.50%, 11/15/24[a]	12,321	18,357,007
7.63%, 02/15/25[a]	10,101	15,256,650

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $446,314,411)		450,136,888

SHORT-TERM INVESTMENTS — 46.97%

MONEY MARKET FUNDS — 46.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,c,d]	191,080	191,079,690
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,c,d]	15,557	15,556,550
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	6,425	6,424,851

		213,061,091

TOTAL SHORT-TERM INVESTMENTS
(Cost: $213,061,091)		213,061,091

TOTAL INVESTMENTS IN SECURITIES — 146.20%
(Cost: $659,375,502)		663,197,979
Other Assets, Less Liabilities — (46.20)%		(209,582,495)

NET ASSETS — 100.00%		$453,615,484

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® 20+ YEAR TREASURY BOND ETF

February 28, 2015

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.10%
U.S. Treasury Note/Bond
2.50%, 02/15/45	$69,567	$68,129,254
2.75%, 08/15/42[a]	454,457	468,031,734
2.75%, 11/15/42[a]	291,276	299,763,889
2.88%, 05/15/43[a]	60,055	63,332,275
3.00%, 05/15/42[a]	98,620	106,554,423
3.00%, 11/15/44[a]	215,615	233,681,377
3.13%, 11/15/41[a]	290,130	321,728,499
3.13%, 02/15/42[a]	251,893	278,747,652
3.13%, 02/15/43[a]	780,847	862,992,523
3.13%, 08/15/44[a]	207,302	229,825,358
3.38%, 05/15/44[a]	502,254	582,438,947
3.50%, 02/15/39[a]	100,543	118,067,403
3.63%, 08/15/43	588,814	712,577,160
3.63%, 02/15/44[a]	399,843	484,145,898
3.75%, 08/15/41[a]	268,986	331,684,290
3.75%, 11/15/43[a]	293,006	362,515,790
3.88%, 08/15/40[a]	213,123	266,129,075
4.25%, 05/15/39[a]	82,792	108,584,323
4.25%, 11/15/40[a]	304,739	403,132,978
4.38%, 02/15/38	67,613	89,600,069
4.38%, 11/15/39[a]	89,456	119,648,653
4.38%, 05/15/40[a]	137,743	184,759,797
4.38%, 05/15/41[a]	13,653	18,484,388
4.50%, 02/15/36[a]	147,847	199,420,733
4.50%, 05/15/38[a]	38,515	51,924,515
4.50%, 08/15/39[a]	710	965,533
4.63%, 02/15/40[a]	235,744	326,747,833
4.75%, 02/15/41	67,178	95,704,708
5.00%, 05/15/37[a]	94,793	136,488,278

		7,525,807,355

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,356,905,643)		7,525,807,355

SHORT-TERM INVESTMENTS — 39.01%

MONEY MARKET FUNDS — 39.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,c,d]	2,641,946	2,641,945,867
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,c,d]	215,091	215,091,213

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	105,605	$105,604,937

		2,962,642,017

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,962,642,017)		2,962,642,017

TOTAL INVESTMENTS IN SECURITIES — 138.11%
(Cost: $10,319,547,660)		10,488,449,372
Other Assets, Less Liabilities — (38.11)%		(2,894,177,003)

NET ASSETS — 100.00%		$7,594,272,369

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

26	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2015

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,407,835,619	$7,792,962,866	$4,906,010,144
Affiliated (Note 2)	104,150,062	185,253,106	2,015,139,851

Total cost of investments	$5,511,985,681	$7,978,215,972	$6,921,149,995

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,407,150,723	$7,799,338,882	$4,912,193,937
Affiliated (Note 2)	104,150,062	185,253,106	2,015,139,851

Total fair value of investments	5,511,300,785	7,984,591,988	6,927,333,788
Receivables:
Investment securities sold	708,680,530	—	—
Interest	20,603,590	28,881,069	22,770,904
Capital shares sold	—	188,850	—

Total Assets	6,240,584,905	8,013,661,907	6,950,104,692

LIABILITIES
Payables:
Investment securities purchased	803,984,752	190,313,927	107,479,684
Collateral for securities on loan (Note 1)	—	—	1,873,286,039
Capital shares redeemed	483,346	4,706,752	10,608,977
Investment advisory fees (Note 2)	230,349	926,570	616,108

Total Liabilities	804,698,447	195,947,249	1,991,990,808

NET ASSETS	$5,435,886,458	$7,817,714,658	$4,958,113,884

Net assets consist of:
Paid-in capital	$5,436,597,564	$7,810,756,658	$4,980,340,833
Undistributed net investment income	3,845	3,007,150	5,564,244
Accumulated net realized loss	(30,055)	(2,425,166)	(33,974,986)
Net unrealized appreciation (depreciation)	(684,896)	6,376,016	6,183,793

NET ASSETS	$5,435,886,458	$7,817,714,658	$4,958,113,884

Shares outstanding[b]	49,300,000	92,300,000	40,200,000

Net asset value per share	$110.26	$84.70	$123.34

[a]	Securities on loan with values of $ —, $ — and $1,830,362,062, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2015

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$7,262,353,499	$446,314,411	$7,356,905,643
Affiliated (Note 2)	1,702,697,556	213,061,091	2,962,642,017

Total cost of investments	$8,965,051,055	$659,375,502	$10,319,547,660

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$7,338,592,988	$450,136,888	$7,525,807,355
Affiliated (Note 2)	1,702,697,556	213,061,091	2,962,642,017

Total fair value of investments	9,041,290,544	663,197,979	10,488,449,372
Receivables:
Interest	25,879,605	2,755,534	31,710,281
Capital shares sold	—	—	186,731

Total Assets	9,067,170,149	665,953,513	10,520,346,384

LIABILITIES
Payables:
Investment securities purchased	95,472,461	5,650,479	68,151,899
Collateral for securities on loan (Note 1)	1,598,391,789	206,636,240	2,857,037,080
Capital shares redeemed	2,439,236	—	—
Investment advisory fees (Note 2)	936,040	51,310	885,036

Total Liabilities	1,697,239,526	212,338,029	2,926,074,015

NET ASSETS	$7,369,930,623	$453,615,484	$7,594,272,369

Net assets consist of:
Paid-in capital	$7,364,389,616	$452,401,088	$7,518,009,430
Undistributed net investment income	11,871,804	691,124	14,142,115
Accumulated net realized loss	(82,570,286)	(3,299,205)	(106,780,888)
Net unrealized appreciation	76,239,489	3,822,477	168,901,712

NET ASSETS	$7,369,930,623	$453,615,484	$7,594,272,369

Shares outstanding[b]	68,500,000	3,300,000	58,700,000

Net asset value per share	$107.59	$137.46	$129.37

[a]	Securities on loan with values of $1,569,987,647, $202,917,265 and $2,790,740,782, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

28	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2015

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$2,493,805	$45,597,817	$51,940,317
Interest — affiliated (Note 2)	—	4,005	1,576
Securities lending income — affiliated (Note 2)	—	111,375	1,341,793

Total investment income	2,493,805	45,713,197	53,283,686

EXPENSES
Investment advisory fees (Note 2)	4,637,463	12,739,376	5,436,570

Total expenses	4,637,463	12,739,376	5,436,570
Less investment advisory fees waived (Note 2)	(2,169,866)	—	—

Net expenses	2,467,597	12,739,376	5,436,570

Net investment income	26,208	32,973,821	47,847,116

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,961)	(2,541,484)	(15,624,282)
In-kind redemptions — unaffiliated	337,763	28,723,234	16,813,822

Net realized gain	335,802	26,181,750	1,189,540

Net change in unrealized appreciation/depreciation	(435,170)	(15,762,633)	33,296,817

Net realized and unrealized gain (loss)	(99,368)	10,419,117	34,486,357

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(73,160)	$43,392,938	$82,333,473

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2015

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$143,573,959	$7,500,611	$138,732,205
Interest — affiliated (Note 2)	2,882	54	1,205
Securities lending income — affiliated (Note 2)	2,181,058	158,219	1,646,615

Total investment income	145,757,899	7,658,884	140,380,025

EXPENSES
Investment advisory fees (Note 2)	9,655,474	482,662	7,064,918

Total expenses	9,655,474	482,662	7,064,918

Net investment income	136,102,425	7,176,222	133,315,107

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(28,072,488)	(857,663)	(93,642,092)
In-kind redemptions — unaffiliated	85,563,717	3,786,071	481,054,325

Net realized gain	57,491,229	2,928,408	387,412,233

Net change in unrealized appreciation/depreciation	126,940,853	23,839,277	436,005,627

Net realized and unrealized gain	184,432,082	26,767,685	823,417,860

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$320,534,507	$33,943,907	$956,732,967

See notes to financial statements.

30	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Short Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF
	Year ended February 28, 2015	Year ended February 28, 2014	Year ended February 28, 2015	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,208	$66,258	$32,973,821	$22,165,634
Net realized gain	335,802	1,370,599	26,181,750	5,977,278
Net change in unrealized appreciation/depreciation	(435,170)	(378,699)	(15,762,633)	4,776,985

Net increase (decrease) in net assets resulting from operations	(73,160)	1,058,158	43,392,938	32,919,897

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,295)	(62,198)	(32,433,296)	(21,311,079)

Total distributions to shareholders	(27,295)	(62,198)	(32,433,296)	(21,311,079)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,380,669,728	4,751,238,178	6,966,921,857	6,512,468,204
Cost of shares redeemed	(5,568,197,543)	(5,137,562,932)	(10,913,042,315)	(2,229,021,289)

Net increase (decrease) in net assets from capital share transactions	2,812,472,185	(386,324,754)	(3,946,120,458)	4,283,446,915

INCREASE (DECREASE) IN NET ASSETS	2,812,371,730	(385,328,794)	(3,935,160,816)	4,295,055,733

NET ASSETS
Beginning of year	2,623,514,728	3,008,843,522	11,752,875,474	7,457,819,741

End of year	$5,435,886,458	$2,623,514,728	$7,817,714,658	$11,752,875,474

Undistributed net investment income included in net assets at end of year	$3,845	$4,932	$3,007,150	$2,458,304

SHARES ISSUED AND REDEEMED
Shares sold	76,000,000	43,100,000	82,300,000	77,100,000
Shares redeemed	(50,500,000)	(46,600,000)	(129,000,000)	(26,400,000)

Net increase (decrease) in shares outstanding	25,500,000	(3,500,000)	(46,700,000)	50,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF
	Year ended February 28, 2015	Year ended February 28, 2014	Year ended February 28, 2015	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$47,847,116	$28,582,810	$136,102,425	$75,334,029
Net realized gain (loss)	1,189,540	(1,570,703)	57,491,229	(133,593,375)
Net change in unrealized appreciation/depreciation	33,296,817	(28,859,626)	126,940,853	(88,381,982)

Net increase (decrease) in net assets resulting from operations	82,333,473	(1,847,519)	320,534,507	(146,641,328)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,272,948)	(24,548,630)	(131,091,984)	(73,732,666)

Total distributions to shareholders	(47,272,948)	(24,548,630)	(131,091,984)	(73,732,666)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,541,210,920	11,605,511,953	14,857,653,470	4,634,484,915
Cost of shares redeemed	(5,931,506,630)	(7,400,225,859)	(11,949,064,560)	(4,500,807,782)

Net increase (decrease) in net assets from capital share transactions	(1,390,295,710)	4,205,286,094	2,908,588,910	133,677,133

INCREASE (DECREASE) IN NET ASSETS	(1,355,235,185)	4,178,889,945	3,098,031,433	(86,696,861)

NET ASSETS
Beginning of year	6,313,349,069	2,134,459,124	4,271,899,190	4,358,596,051

End of year	$4,958,113,884	$6,313,349,069	$7,369,930,623	$4,271,899,190

Undistributed net investment income included in net assets at end of year	$5,564,244	$4,990,076	$11,871,804	$6,861,363

SHARES ISSUED AND REDEEMED
Shares sold	37,000,000	95,700,000	142,100,000	45,200,000
Shares redeemed	(48,700,000)	(61,100,000)	(115,300,000)	(44,200,000)

Net increase (decrease) in shares outstanding	(11,700,000)	34,600,000	26,800,000	1,000,000

See notes to financial statements.

32	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF
	Year ended February 28, 2015	Year ended February 28, 2014	Year ended February 28, 2015	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,176,222	$7,028,604	$133,315,107	$94,698,422
Net realized gain (loss)	2,928,408	(10,223,099)	387,412,233	(266,244,626)
Net change in unrealized appreciation/depreciation	23,839,277	(10,100,710)	436,005,627	(85,181,995)

Net increase (decrease) in net assets resulting from operations	33,943,907	(13,295,205)	956,732,967	(256,728,199)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,892,456)	(7,558,205)	(126,524,526)	(93,521,994)

Total distributions to shareholders	(6,892,456)	(7,558,205)	(126,524,526)	(93,521,994)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	304,858,706	226,334,725	14,587,599,530	12,985,760,365
Cost of shares redeemed	(118,165,050)	(392,783,766)	(10,970,520,394)	(12,685,532,565)

Net increase (decrease) in net assets from capital share transactions	186,693,656	(166,449,041)	3,617,079,136	300,227,800

INCREASE (DECREASE) IN NET ASSETS	213,745,107	(187,302,451)	4,447,287,577	(50,022,393)

NET ASSETS
Beginning of year	239,870,377	427,172,828	3,146,984,792	3,197,007,185

End of year	$453,615,484	$239,870,377	$7,594,272,369	$3,146,984,792

Undistributed net investment income included in net assets at end of year	$691,124	$407,358	$14,142,115	$7,351,534

SHARES ISSUED AND REDEEMED
Shares sold	2,300,000	1,700,000	123,100,000	118,200,000
Shares redeemed	(900,000)	(3,000,000)	(93,400,000)	(116,200,000)

Net increase (decrease) in shares outstanding	1,400,000	(1,300,000)	29,700,000	2,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	33

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$110.23	$110.21	$110.18	$110.21	$110.18

Income from investment operations:
Net investment income[a]	0.00 [b]	0.00 [b]	0.01	0.06	0.10
Net realized and unrealized gain (loss)[c]	0.03	0.02	0.03	(0.02)	0.02

Total from investment operations	0.03	0.02	0.04	0.04	0.12

Less distributions from:
Net investment income	(0.00)[b]	(0.00)[b]	(0.01)	(0.07)	(0.09)

Total distributions	(0.00)[b]	(0.00)[b]	(0.01)	(0.07)	(0.09)

Net asset value, end of year	$110.26	$110.23	$110.21	$110.18	$110.21

Total return	0.03%	0.02%	0.04%	0.04%	0.16%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,435,886	$2,623,515	$3,008,844	$2,435,051	$4,143,980
Ratio of expenses to average net assets	0.08%	0.12%	0.14%	0.14%	0.15%
Ratio of expenses to average net assets prior to waived fees	0.15%	0.15%	0.15%	0.15%	n/a
Ratio of net investment income to average net assets	0.00%[d]	0.00%[d]	0.01%	0.05%	0.09%
Portfolio turnover rate[e]	1%	97%	95%	186%	0%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than 0.01%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$84.55	$84.46	$84.40	$83.93	$83.65

Income from investment operations:
Net investment income[a]	0.33	0.23	0.29	0.61	0.84
Net realized and unrealized gain[b]	0.14	0.08	0.07	0.51	0.29

Total from investment operations	0.47	0.31	0.36	1.12	1.13

Less distributions from:
Net investment income	(0.32)	(0.22)	(0.30)	(0.65)	(0.85)

Total distributions	(0.32)	(0.22)	(0.30)	(0.65)	(0.85)

Net asset value, end of year	$84.70	$84.55	$84.46	$84.40	$83.93

Total return	0.55%	0.37%	0.43%	1.34%	1.35%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,817,715	$11,752,875	$7,457,820	$10,651,727	$7,948,184
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	0.39%	0.27%	0.34%	0.72%	1.00%
Portfolio turnover rate[c]	122%	136%	104%	72%	85%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$121.64	$123.38	$121.93	$114.65	$112.36

Income from investment operations:
Net investment income[a]	1.61	1.07	0.95	1.89	2.41
Net realized and unrealized gain (loss)[b]	1.63	(1.84)	1.51	7.37	2.29

Total from investment operations	3.24	(0.77)	2.46	9.26	4.70

Less distributions from:
Net investment income	(1.54)	(0.97)	(1.01)	(1.98)	(2.41)

Total distributions	(1.54)	(0.97)	(1.01)	(1.98)	(2.41)

Net asset value, end of year	$123.34	$121.64	$123.38	$121.93	$114.65

Total return	2.68%	(0.62)%	2.02%	8.14%	4.23%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,958,114	$6,313,349	$2,134,459	$2,255,765	$1,272,575
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.32%	0.88%	0.77%	1.57%	2.09%
Portfolio turnover rate[c]	58%	57%	51%	38%	89%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$102.44	$107.09	$105.16	$93.41	$90.88

Income from investment operations:
Net investment income[a]	2.21	1.84	1.82	2.57	2.90
Net realized and unrealized gain (loss)[b]	5.12	(4.69)	1.98	11.83	2.60

Total from investment operations	7.33	(2.85)	3.80	14.40	5.50

Less distributions from:
Net investment income	(2.18)	(1.80)	(1.87)	(2.65)	(2.97)

Total distributions	(2.18)	(1.80)	(1.87)	(2.65)	(2.97)

Net asset value, end of year	$107.59	$102.44	$107.09	$105.16	$93.41

Total return	7.24%	(2.66)%	3.63%	15.62%	6.12%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,369,931	$4,271,899	$4,358,596	$4,637,412	$2,774,324
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	2.11%	1.78%	1.70%	2.55%	3.06%
Portfolio turnover rate[c]	142%	116%	47%	65%	108%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$126.25	$133.49	$131.57	$112.29	$109.52

Income from investment operations:
Net investment income[a]	2.94	2.77	2.89	3.61	4.08
Net realized and unrealized gain (loss)[b]	11.14	(7.08)	1.96	19.32	2.74

Total from investment operations	14.08	(4.31)	4.85	22.93	6.82

Less distributions from:
Net investment income	(2.87)	(2.93)	(2.93)	(3.65)	(4.05)

Total distributions	(2.87)	(2.93)	(2.93)	(3.65)	(4.05)

Net asset value, end of year	$137.46	$126.25	$133.49	$131.57	$112.29

Total return	11.28%	(3.22)%	3.69%	20.73%	6.27%

Ratios/Supplemental data:
Net assets, end of year (000s)	$453,615	$239,870	$427,173	$513,126	$190,894
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	2.23%	2.16%	2.14%	2.87%	3.54%
Portfolio turnover rate[c]	9%	19%	12%	18%	56%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$108.52	$118.41	$117.76	$92.45	$92.04

Income from investment operations:
Net investment income[a]	3.38	3.29	3.22	3.71	3.80
Net realized and unrealized gain (loss)[b]	20.84	(9.85)	0.65	25.57	0.53

Total from investment operations	24.22	(6.56)	3.87	29.28	4.33

Less distributions from:
Net investment income	(3.37)	(3.33)	(3.22)	(3.97)	(3.92)

Total distributions	(3.37)	(3.33)	(3.22)	(3.97)	(3.92)

Net asset value, end of year	$129.37	$108.52	$118.41	$117.76	$92.45

Total return	22.69%	(5.52)%	3.24%	32.32%	4.64%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,594,272	$3,146,985	$3,197,007	$3,038,265	$2,680,999
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	2.83%	3.00%	2.64%	3.50%	3.93%
Portfolio turnover rate[c]	32%	33%	19%	26%	48%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Short Treasury Bond	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to

40	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Short Treasury Bond
Assets:
U.S. Government Obligations	$—	$5,407,150,723	$—	$5,407,150,723
Money Market Funds	104,150,062	—	—	104,150,062

	$104,150,062	$5,407,150,723	$—	$5,511,300,785

1-3 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$7,799,338,882	$—	$7,799,338,882
Money Market Funds	185,253,106	—	—	185,253,106

	$185,253,106	$7,799,338,882	$—	$7,984,591,988

3-7 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$4,912,193,937	$—	$4,912,193,937
Money Market Funds	2,015,139,851	—	—	2,015,139,851

	$2,015,139,851	$4,912,193,937	$—	$6,927,333,788

7-10 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$7,338,592,988	$—	$7,338,592,988
Money Market Funds	1,702,697,556	—	—	1,702,697,556

	$1,702,697,556	$7,338,592,988	$—	$9,041,290,544

10-20 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$450,136,888	$—	$450,136,888
Money Market Funds	213,061,091	—	—	213,061,091

	$213,061,091	$450,136,888	$—	$663,197,979

20+ Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$7,525,807,355	$—	$7,525,807,355
Money Market Funds	2,962,642,017	—	—	2,962,642,017

	$2,962,642,017	$7,525,807,355	$—	$10,488,449,372

42	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
3-7 Year Treasury Bond	$1,830,362,062	$1,830,362,062	$—
7-10 Year Treasury Bond	1,569,987,647	1,569,987,647	—
10-20 Year Treasury Bond	202,917,265	202,917,265	—
20+ Year Treasury Bond	2,790,740,782	2,790,740,782	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of each Fund.

For the year ended February 28, 2015, BFA has voluntarily waived a portion of its investment advisory fees for the iShares Short Treasury Bond ETF in the amount of $2,169,866.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate

44	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 28, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
1-3 Year Treasury Bond	$47,258
3-7 Year Treasury Bond	575,054
7-10 Year Treasury Bond	934,739
10-20 Year Treasury Bond	67,808
20+ Year Treasury Bond	705,692

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2015 were as follows:

	U.S. Government Obligations
iShares ETF	Purchases	Sales
Short Treasury Bond	$530,310,472	$3,026,625
1-3 Year Treasury Bond	11,125,213,180	10,328,087,479
3-7 Year Treasury Bond	2,210,122,249	2,188,777,426
7-10 Year Treasury Bond	9,030,090,692	8,934,159,878
10-20 Year Treasury Bond	37,891,920	29,168,815
20+ Year Treasury Bond	1,513,935,270	1,466,685,671

In-kind transactions (see Note 4) for the year ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Short Treasury Bond	$8,179,973,816	$5,291,468,193
1-3 Year Treasury Bond	6,355,490,270	10,802,173,891
3-7 Year Treasury Bond	4,443,837,358	5,863,993,926
7-10 Year Treasury Bond	14,566,268,578	11,755,019,175
10-20 Year Treasury Bond	299,802,782	116,215,820
20+ Year Treasury Bond	14,360,291,795	10,799,941,707

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

46	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28, 2015, attributable to the expiration of capital loss carryforwards and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Short Treasury Bond	$337,597	$—	$(337,597)
1-3 Year Treasury Bond	28,070,207	8,321	(28,078,528)
3-7 Year Treasury Bond	14,111,190	—	(14,111,190)
7-10 Year Treasury Bond	40,392,099	—	(40,392,099)
10-20 Year Treasury Bond	3,575,076	—	(3,575,076)
20+ Year Treasury Bond	392,359,274	—	(392,359,274)

The tax character of distributions paid during the years ended February 28, 2015 and February 28, 2014 was as follows:

iShares ETF	2015	2014
Short Treasury Bond
Ordinary income	$27,295	$62,198

1-3 Year Treasury Bond
Ordinary income	$32,433,296	$21,311,079

3-7 Year Treasury Bond
Ordinary income	$47,272,948	$24,548,630

7-10 Year Treasury Bond
Ordinary income	$131,091,984	$73,732,666

10-20 Year Treasury Bond
Ordinary income	$6,892,456	$7,558,205

20+ Year Treasury Bond
Ordinary income	$126,524,526	$93,521,994

48	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2015, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Short Treasury Bond	$3,845	$(23,523)	$(691,428)	$—	$(711,106)
1-3 Year Treasury Bond	3,007,150	(104,186)	5,271,742	(1,216,706)	6,958,000
3-7 Year Treasury Bond	5,564,244	(28,010,454)	4,365,416	(4,146,155)	(22,226,949)
7-10 Year Treasury Bond	11,871,804	(81,283,215)	74,952,418	—	5,541,007
10-20 Year Treasury Bond	691,124	(2,933,718)	3,456,990	—	1,214,396
20+ Year Treasury Bond	14,142,115	(91,170,228)	153,291,052	—	76,262,939

[a]	The difference between book-basis and tax-basis unrealized gain (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 28, 2015, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Short Treasury Bond	$23,523	$—	$—	$—	$—	$23,523
1-3 Year Treasury Bond	104,186	—	—	—	—	104,186
3-7 Year Treasury Bond	28,009,224	—	—	—	1,230	28,010,454
7-10 Year Treasury Bond	81,283,215	—	—	—	—	81,283,215
10-20 Year Treasury Bond	2,819,936	—	—	58,200	55,582	2,933,718
20+ Year Treasury Bond	77,419,764	3,444,435	1,159,235	9,146,794	—	91,170,228

[a]	Must be utilized prior to losses subject to expiration.

For the year ended February 28, 2015, the iShares Short Treasury Bond ETF utilized $3,676 of its capital loss carryforwards.

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Treasury Bond	$5,511,992,213	$1,650	$(693,078)	$(691,428)
1-3 Year Treasury Bond	7,979,320,246	7,239,827	(1,968,085)	5,271,742
3-7 Year Treasury Bond	6,922,968,372	12,268,747	(7,903,331)	4,365,416
7-10 Year Treasury Bond	8,966,338,126	78,238,534	(3,286,116)	74,952,418
10-20 Year Treasury Bond	659,740,989	3,824,914	(367,924)	3,456,990
20+ Year Treasury Bond	10,335,158,320	172,351,392	(19,060,340)	153,291,052

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

50	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Short Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF (the “Funds”) at February 28, 2015, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 21, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	51

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2015:

iShares ETF	Interest- Related Dividends
Short Treasury Bond	$22,479
1-3 Year Treasury Bond	32,679,402
3-7 Year Treasury Bond	36,014,431
7-10 Year Treasury Bond	92,730,476
10-20 Year Treasury Bond	4,124,507
20+ Year Treasury Bond	82,359,323

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the year ended February 28, 2015:

iShares ETF	Federal Obligation Interest [a]
Short Treasury Bond	$22,192
1-3 Year Treasury Bond	32,676,148
3-7 Year Treasury Bond	36,012,944
7-10 Year Treasury Bond	92,727,580
10-20 Year Treasury	4,124,452
20+ Year Treasury	82,358,093

[a]	The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

52	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
1-3 Year Treasury Bond	$0.316859	$—	$—	$0.316859	100%	—%	—%	100%
3-7 Year Treasury Bond	1.539375	—	0.001419	1.540794	100	—	0[a]	100
7-10 Year Treasury Bond	2.178880	—	0.001597	2.180477	100	—	0[a]	100
10-20 Year Treasury Bond	2.859366	—	0.009357	2.868723	100	—	0[a]	100
20+ Year Treasury Bond	3.357701	—	0.007800	3.365501	100	—	0[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	53

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Short Treasury Bond ETF

Period Covered: January 1, 2010 through December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,257	99.92

	1,258	100.00%

iShares 1-3 Year Treasury Bond ETF

Period Covered: January 1, 2010 through December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,256	99.84
Less than –0.5%	1	0.08

	1,258	100.00%

iShares 3-7 Year Treasury Bond ETF

Period Covered: January 1, 2010 through December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.16%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,255	99.76

	1,258	100.00%

iShares 7-10 Year Treasury Bond ETF

Period Covered: January 1, 2010 through December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,254	99.68
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0% and Greater than –1.5%	1	0.08

	1,258	100.00%

54	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares 10-20 Year Treasury Bond ETF

Period Covered: January 1, 2010 through December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.16%
Greater than 0.5% and Less than 1.0%	5	0.40
Between 0.5% and –0.5%	1,247	99.12
Less than –0.5% and Greater than –1.0%	3	0.24
Less than –1.0% and Greater than –1.5%	1	0.08

	1,258	100.00%

iShares 20+ Year Treasury Bond ETF

Period Covered: January 1, 2010 through December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	19	1.51
Between 0.5% and –0.5%	1,224	97.30
Less than –0.5% and Greater than –1.0%	11	0.87
Less than –1.0% and Greater than –1.5%	3	0.24

	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

BFA has registered the iShares 7-10 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

SUPPLEMENTAL INFORMATION	55

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to each Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares 7-10 Year Treasury Bond ETF in respect of BFA’s financial year ending December 31, 2014 was USD 1.21 million. This figure is comprised of fixed remuneration of USD 0.49 million and variable remuneration of USD 0.72 million. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares 7-10 Year Treasury Bond ETF in respect of BFA’s financial year ending December 31, 2014, to its senior management was USD 0.17 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.03 million.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares 20+ Year Treasury Bond ETF in respect of BFA’s financial year ending December 31, 2014 was USD 1.10 million. This figure is comprised of fixed remuneration of USD 0.45 million and variable remuneration of USD 0.66 million. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares 20+ Year Treasury Bond ETF respect of the BFA’s financial year ending December 31, 2014, to its senior management was USD 0.15 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.03 million.

56	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 309 funds (as of February 28, 2015) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (58)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (44)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	57

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (71)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

58	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

Jane D. Carlin (59)	Trustee (since 2015).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and Global Head of Operational Risk Management, Morgan Stanley Group (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

TRUSTEE AND OFFICER INFORMATION	59

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (44)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Charles Park (47)	Chief Compliance Officer (since 2006).	Chief Compliance Officer, BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Principal and Chief Compliance Officer, iShares Delaware Trust Sponsor LLC (since 2012) and BFA (since 2006); Chief Compliance Officer, BlackRock Asset Management International Inc. (since 2012).

Scott Radell (46)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

60	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	61

Notes:

62	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-21-0215

FEBRUARY 28, 2015

2015 ANNUAL REPORT

iShares Trust

➢	iShares California AMT-Free Muni Bond ETF | CMF | NYSE Arca
➢	iShares National AMT-Free Muni Bond ETF | MUB | NYSE Arca
➢	iShares Short-Term National AMT-Free Muni Bond ETF | SUB | NYSE Arca
➢	iShares New York AMT-Free Muni Bond ETF | NYF | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. MUNICIPAL BOND MARKET OVERVIEW

Municipal bonds posted solid gains during the 12-month period ended February 28, 2015 (the “reporting period”), ending the reporting period as one of the best-performing U.S. fixed income asset classes. The S&P National AMT-Free Municipal Bond Index, a broad measure of the domestic municipal bond market, rose 6.16% for the reporting period, significantly outpacing the 5.05% increase of the Barclays U.S. Aggregate Bond Index, which tracks U.S. Treasuries and other U.S. investment grade bonds.

Municipal bonds, like most high-quality U.S. fixed-income asset classes, were driven higher in part by falling interest rates, global economic uncertainty, accommodative monetary policies overseas (and comparatively low interest rates), weak inflation expectations and investors’ need for income in a low rate environment.

Strengthening creditworthiness among state and local issuers of municipal debt also helped bolster municipal bond returns. Most states exceeded pre-recession revenues, with gains in 16 of the last 18 quarters. States’ spending remained constrained, their budgets were largely balanced and passed on time and some states were able to bolster rainy day funds. By year-end 2014, municipal defaults were on pace to be at their lowest levels in three years. In 2014, roughly $1.15 billion of outstanding municipal debt entered into default, amounting to only 0.03% of the total bonds outstanding.

Favorable supply and demand conditions further boosted municipal bond results. Faced with daunting pension obligations and retirement benefits amid an era of austerity, many issuers decided to forgo issuing bonds for new projects. Despite lower interest rates, bond refinancing also was muted. As a result, the total supply of municipal bonds shrank. From the beginning of 2014 through the end of the reporting period, the amount of outstanding municipal securities decreased by $167 billion, reducing the $3.5 trillion market by 4.5%. Meanwhile, demand for municipal bonds (and the tax-free income they offer) rebounded from 2013 levels, as tax-sensitive investors — many of whom were facing the highest top federal income-tax rates since 2000, as well as rising state and local tax burdens — looked to municipal bonds for tax-free income. Municipals also drew the attention of crossover buyers (taxable fixed income investors), as municipal bonds remained attractively valued versus their taxable counterparts.

In broad terms, the possibility of a U.S. Federal Reserve Bank interest rate hike pushed short-term municipal bond yields higher during the reporting period, but low inflation helped drive longer-term municipal yields lower. Long-duration and lower-quality municipal bonds outpaced their shorter-term and higher-quality counterparts further supported by comparatively strong demand, as investors stretched for yield.

California and New York municipal bonds generally outperformed the broader municipal bond market. California has reported structurally balanced operations since 2012, and its long-term budget projection foresees balanced operations through 2018. The market and the rating agencies responded well to California’s turnaround. Moody’s Investors Service (“Moody’s”) upgraded the state’s general obligation bond rating to Aa3 in June 2014, citing a rapidly improving financial position, high but declining debt metrics, pension funding ratios close to the state median, strong liquidity and robust employment growth. In November, Standard & Poor’s Ratings Service (“S&P”) adjusted its rating one notch to A+, encouraged by voter approval of Proposition 2 and its potential to mitigate California’s volatile revenue structure and address its poor history of reserve funding. New York bonds were helped by S&P’s credit rating upgrade in July 2014 to the second-highest investment grade level, the state’s highest rating since 1972. S&P pointed to New York’s “recent history of improved structural budget balance with a strong focus on spending restraint and on-time budgets.” Moody’s had upgraded the state’s credit rating in the prior month.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.65%	6.91%	7.03%	6.65%	6.91%	7.03%
5 Years	5.57%	5.59%	6.00%	31.16%	31.28%	33.84%
Since Inception	5.27%	5.31%	5.30%	46.25%	46.71%	46.55%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.30	$1.25	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

Performance as of February 28, 2015

The iShares California AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 6.65%, net of fees, while the total return for the Index was 7.03%.

BOND CREDIT QUALITY

As of 2/28/15

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	6.66%
AA+	11.96
AA	22.08
AA-	25.22
A+	27.11
A	4.65
A-	0.37
BBB+	0.02
BBB-	1.03
Not Rated	0.90

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments[2]

Los Angeles Department of Water & Power RB, 5.00%, 07/01/43	1.21%
State of California GO, 5.00%, 10/01/41	1.05
State of California GO, 6.00%, 04/01/38	0.90
State of California GO, 5.00%, 10/01/31	0.89
State of California Department of Water Resources Power Supply Revenue RB, 5.00%, 05/01/19	0.86

TOTAL	4.91%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.76%	5.99%	6.16%	5.76%	5.99%	6.16%
5 Years	4.48%	4.50%	4.81%	24.53%	24.62%	26.46%
Since Inception	4.62%	4.65%	4.74%	40.22%	40.46%	41.42%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/7/07. The first day of secondary market trading was 9/10/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,017.30	$1.25	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

The iShares National AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 5.76%, net of fees, while the total return for the Index was 6.16%.

BOND CREDIT QUALITY

As of 2/28/15

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	22.66%
AA+	16.00
AA	20.65
AA-	15.27
A+	13.26
A	3.49
A-	5.62
BBB+	0.52
BBB	0.21
BBB-	0.25
Not Rated	2.07

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 2/28/15

State	Percentage of Total Investments[2]

California	22.87%
New York	20.13
Texas	8.97
Massachusetts	4.87
Illinois	4.86
New Jersey	4.73
Florida	3.37
Washington	3.31
Pennsylvania	3.11
Georgia	2.35

TOTAL	78.57%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.26%	0.37%	0.67%	0.26%	0.37%	0.67%
5 Years	1.15%	1.13%	1.48%	5.89%	5.80%	7.63%
Since Inception	1.97%	1.97%	2.29%	13.12%	13.14%	15.38%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.70	$1.24	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

The iShares Short-Term National AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 0.26%, net of fees, while the total return for the Index was 0.67%.

BOND CREDIT QUALITY

As of 2/28/15

S&P Credit Rating[1]	Percentage of Total Investments[2]
AAA	27.07%
AA+	18.69
AA	23.84
AA-	12.80
A+	8.00
A	1.99
A-	5.51
BBB+	0.28
Not Rated	1.82

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 2/28/15

State	Percentage of Total Investments[2]
California	18.22%
New York	15.47
Massachusetts	7.94
Texas	7.60
New Jersey	6.26
Illinois	5.98
Maryland	4.25
Pennsylvania	3.49
Washington	3.08
Georgia	2.84

TOTAL	75.13%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.13%	6.73%	6.26%	6.13%	6.73%	6.26%
5 Years	4.61%	4.67%	4.81%	25.30%	25.65%	26.49%
Since Inception	4.70%	4.74%	4.90%	40.48%	40.88%	42.54%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,018.70	$1.25	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

The iShares New York AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 6.13%, net of fees, while the total return for the Index was 6.26%.

BOND CREDIT QUALITY

As of 2/28/15

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	31.50%
AA+	13.32
AA	23.12
AA-	18.75
A+	1.04
A	3.98
A-	3.88
BBB	0.59
BBB-	0.60
Not Rated	3.22

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments[2]

Hudson Yards Infrastructure Corp. RB, 5.00%, 02/15/47	1.42%
Metropolitan Transportation Authority RB, 4.75%, 04/01/28	1.42
New York State Thruway Authority RB, 5.00%, 05/01/19	1.31
New York City Water & Sewer System RB, 5.00%, 06/15/39	1.16
Utility Debt Securitization Authority RB, 5.00%, 12/15/30	1.09

TOTAL	6.40%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.29%

CALIFORNIA — 98.29%
Acalanes Union High School District GO
Series B
0.00%, 08/01/46	(PR 08/01/21)	$580	$87,191
Alameda Corridor Transportation Authority RB
Series A
0.00%, 10/01/17	(AMBAC)	70	67,277
Alameda County Joint Powers Authority RB
5.00%, 12/01/34	(Call 12/01/17) (AGM)	250	275,145
Alameda County Transportation Authority RB
4.00%, 03/01/22		500	580,570
Anaheim Public Financing Authority RB
4.50%, 10/01/37	(Call 04/01/17) (NPFGC)	625	661,781
Bay Area Toll Authority RB
4.00%, 04/01/18		1,300	1,429,207
4.00%, 04/01/20		500	569,585
5.00%, 04/01/21		205	247,671
5.00%, 04/01/34	(PR 04/01/19)	1,475	1,714,333
5.13%, 04/01/47	(PR 04/01/18)	225	254,500
5.25%, 04/01/27	(PR 04/01/19)	120	140,674
Series A
1.00%, 04/01/47	(Call 10/01/16)	450	451,597
Series B
1.50%, 04/01/47	(Call 10/01/17)	1,600	1,616,512
Series C
1.88%, 04/01/47	(Call 10/01/18)	1,600	1,632,496
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	250	252,438
Series E
2.00%, 04/01/34	(Call 10/01/20)	1,000	1,015,290
Series F
5.00%, 04/01/24	(PR 04/01/16)	825	867,991
5.00%, 04/01/31	(PR 04/01/16)	2,805	2,951,169
5.00%, 04/01/31	(PR 04/01/17)	780	852,353
Series F-1
5.00%, 04/01/17		465	509,105
5.00%, 04/01/27	(Call 04/01/22)	1,000	1,196,770

Security		Principal (000s)	Value
5.00%, 04/01/28	(Call 04/01/22)	$575	$671,795
5.00%, 04/01/31	(Call 04/01/22)	1,350	1,574,815
5.00%, 04/01/39	(PR 04/01/18)	1,150	1,296,395
5.00%, 04/01/54	(Call 04/01/24)	500	561,700
5.50%, 04/01/43	(PR 04/01/18)	1,220	1,393,899
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	695	785,308
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	500	574,090
5.00%, 04/01/43	(Call 04/01/23)	1,750	1,974,350
5.25%, 04/01/48	(Call 04/01/23)	250	285,963
5.25%, 04/01/53	(Call 04/01/23)	1,000	1,142,650
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	500	560,910
Bay Area Water Supply & Conservation Agency RB
Series A
5.00%, 10/01/34	(Call 04/01/23)	350	405,415
California Educational Facilities Authority RB
Series U-3
5.00%, 06/01/43		1,140	1,548,382
Series U-5
5.00%, 05/01/21		350	425,792
Series U-6
5.00%, 05/01/45		1,050	1,436,620
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23	(ETM) (AGM)	250	312,165
5.00%, 07/01/29	(PR 01/01/28) (FGIC)	810	1,047,816
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	875	1,131,900
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	740	957,264
California State Public Works Board RB
5.00%, 09/01/32	(Call 09/01/24)	1,000	1,164,420
6.00%, 11/01/34	(Call 11/01/19)	360	436,205
Series A
5.00%, 12/01/19	(AMBAC)	240	266,393
5.00%, 04/01/20		350	410,662
5.00%, 04/01/24	(Call 04/01/22)	1,000	1,191,660
5.00%, 12/01/27	(Call 03/30/15) (AMBAC)	1,430	1,439,166

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 04/01/32	(Call 04/01/22)	$405	$462,798
5.00%, 04/01/34	(Call 04/01/22)	510	580,671
5.00%, 09/01/34	(Call 09/01/24)	1,000	1,158,150
5.00%, 04/01/37	(Call 04/01/22)	610	687,006
5.00%, 03/01/38	(Call 03/01/23)	610	687,970
5.00%, 09/01/39	(Call 09/01/24)	500	573,300
5.25%, 06/01/30	(Call 06/01/15)	250	253,365
Series C
4.00%, 10/01/20		270	305,583
Series D
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,145,220
Series E
5.00%, 04/01/34	(PR 04/01/19)	370	431,009
Series G
5.00%, 01/01/21		2,250	2,669,647
5.00%, 12/01/31	(PR 12/01/21)	500	612,580
5.00%, 11/01/37	(Call 11/01/22)	1,000	1,135,470
Series G-1
5.00%, 10/01/21	(Call 10/01/19)	100	117,119
5.13%, 10/01/22	(Call 10/01/19)	275	322,770
5.25%, 10/01/23	(Call 10/01/19)	105	123,335
Series I
5.00%, 11/01/38	(Call 11/01/23)	1,000	1,137,030
Series I-1
6.13%, 11/01/29	(Call 11/01/19)	225	275,792
Series J
5.00%, 01/01/19	(Call 01/01/16) (AMBAC)	600	624,498
5.00%, 01/01/21	(PR 01/01/16)	395	411,128
California State University RB
Series A
4.00%, 11/01/28	(Call 11/01/22)	180	195,471
5.00%, 11/01/24	(Call 11/01/21)	750	896,002
5.00%, 11/01/27	(Call 11/01/24)	400	486,684
5.00%, 11/01/30	(PR 05/01/15) (AMBAC)	405	408,511
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	130	131,018
5.00%, 11/01/33	(Call 11/01/24)	1,000	1,175,140
5.00%, 11/01/33	(Call 05/01/18) (AGM)	985	1,093,754
5.00%, 11/01/37	(Call 11/01/22)	325	371,183
5.00%, 11/01/39	(Call 11/01/24)	500	579,335

Security		Principal (000s)	Value
5.00%, 11/01/39	(Call 05/01/18) (AGM)	$855	$950,529
5.00%, 11/01/44	(Call 11/01/24)	1,290	1,486,531
5.25%, 11/01/34	(Call 05/01/19)	250	287,460
Series C
5.00%, 11/01/38	(PR 11/01/15) (NPFGC)	295	304,688
5.00%, 11/01/38	(Call 11/01/15) (NPFGC)	105	108,122
Cerritos Community College District GO
Series A
4.00%, 08/01/44	(Call 08/01/24)	250	257,728
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	300	348,747
Series B
0.00%, 08/01/26	(Call 08/01/16) (AMBAC)	250	151,190
5.00%, 08/01/29	(Call 08/01/16) (AMBAC)	130	137,950
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	280	297,122
Series C
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	500	191,940
0.00%, 08/01/36	(Call 08/01/16) (AMBAC)	645	223,486
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	1,000	328,950
Chino Basin Regional Financing Authority RB
Series A
5.00%, 11/01/33	(Call 11/01/17) (AMBAC)	280	304,850
5.00%, 11/01/38	(Call 11/01/17) (AMBAC)	250	272,668
City & County of San Francisco CA COP
Series A
5.00%, 04/01/29	(Call 04/01/19)	400	456,336
City & County of San Francisco CA GO
5.00%, 06/15/15		1,000	1,014,800

16	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series R1
5.00%, 06/15/18		$500	$568,425
5.00%, 06/15/20		500	597,995
5.00%, 06/15/21		150	182,381
5.00%, 06/15/26	(Call 06/15/23)	500	605,550
City of Long Beach CA Harbor Revenue RB
Series C
5.00%, 11/15/18		750	861,397
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		350	410,634
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.75%, 06/01/35	(PR 06/01/15) (NPFGC)	705	713,509
4.75%, 06/01/35	(Call 06/01/15) (NPFGC)	170	171,812
5.00%, 06/01/16		1,240	1,314,214
5.00%, 06/01/19		495	576,898
5.00%, 06/01/20		250	298,175
5.00%, 06/01/34	(PR 06/01/15) (NPFGC)	1,000	1,012,720
5.00%, 06/01/35	(Call 06/01/23)	960	1,107,878
5.00%, 06/01/43	(Call 06/01/23)	500	570,310
Series B
5.00%, 06/01/22		250	307,583
5.00%, 06/01/30	(Call 06/01/22)	170	198,055
5.00%, 06/01/32	(Call 06/01/22)	500	577,845
City of Los Angeles Department of Airports RB
5.00%, 05/15/28	(Call 05/15/20)	800	938,968
5.00%, 05/15/40	(Call 05/15/20)	500	566,030
Series A
5.00%, 05/15/27	(Call 05/15/20)	245	288,282
5.00%, 05/15/32	(Call 05/15/20)	1,385	1,603,622
5.00%, 05/15/40	(Call 05/15/20)	2,475	2,824,618
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	565,820
Series C
5.00%, 05/15/38	(Call 05/15/25)	250	289,888
City of Sacramento CA RB
5.00%, 09/01/42	(Call 09/01/23)	380	428,796

Security		Principal (000s)	Value
City of San Francisco CA Public Utilities Commission Wastewater Revenue RB
Series B
4.00%, 10/01/39	(Call 10/01/22)	$950	$983,981
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/39	(Call 05/01/22)	415	430,459
5.00%, 11/01/21		1,200	1,267,848
Series A
4.00%, 11/01/41	(Call 05/01/22)	720	744,962
4.50%, 11/01/31	(Call 05/01/16) (AGM)	875	912,100
5.00%, 11/01/30	(Call 11/01/21)	500	587,890
5.00%, 11/01/33	(Call 05/01/22)	1,000	1,147,720
5.00%, 11/01/37	(Call 11/01/21)	1,000	1,135,200
5.00%, 11/01/43	(Call 05/01/22)	500	565,505
City of San Jose CA Airport Revenue RB
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	240	248,681
City of Vernon CA Electric System Revenue RB
Series A
5.13%, 08/01/21	(Call 08/01/19)	500	565,005
City of Vista CA COP
5.00%, 05/01/37	(Call 05/01/17) (NPFGC)	285	304,135
Coast Community College District GO
Series A
4.00%, 08/01/38	(Call 08/01/23)	500	521,070
5.00%, 08/01/38	(Call 08/01/23)	250	286,985
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	615	709,446
Series A
4.00%, 08/01/39	(Call 08/01/24)	250	258,250
County of Orange CA Airport Revenue RB
Series B
5.00%, 07/01/28	(Call 07/01/19)	125	143,050

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	$250	$281,420
Series C
6.00%, 07/01/41	(Call 07/01/18)	500	572,330
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	250	260,435
Series A
5.00%, 08/01/34	(Call 08/01/19)	1,425	1,630,585
Cucamonga Valley Water District RB
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	300,150
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	1,000	195,750
5.00%, 08/01/37	(Call 08/01/17) (AGM)	500	543,565
East Bay Municipal Utility District Water System Revenue RB
Series 2014B
5.00%, 06/01/24		500	630,200
Series A
5.00%, 06/01/32	(Call 06/01/25)	1,500	1,808,835
5.00%, 06/01/35	(PR 06/01/15) (NPFGC)	875	886,130
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	325	329,134
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	1,080	1,188,270
Series B
5.00%, 06/01/17		100	110,255
5.00%, 06/01/19		200	233,044
5.00%, 06/01/23		275	343,423
Eastern Municipal Water District COP
Series H
5.00%, 07/01/24	(Call 07/01/18)	190	213,970
5.00%, 07/01/33	(Call 07/01/18)	330	368,511
5.00%, 07/01/35	(Call 07/01/18)	580	647,686

Security		Principal (000s)	Value
El Camino Community College District GO
Series C
0.00%, 08/01/32		$700	$373,310
0.00%, 08/01/33		125	64,185
0.00%, 08/01/34		500	246,205
El Dorado Irrigation District/El Dorado County Water Agency RB
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	250	285,405
Escondido Union High School District GO
Series C
0.00%, 08/01/46		350	89,957
0.00%, 08/01/51		1,155	231,647
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31	(Call 08/01/17) (AMBAC)	600	644,862
Series C
5.00%, 08/01/36	(Call 08/01/21)	250	284,983
5.00%, 08/01/40	(Call 08/01/21)	190	215,386
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/01/30	(ETM) (RADIAN-IBCC, AGM-CR)	70	47,011
0.00%, 01/15/35	(AGM)	300	127,254
Series A
0.00%, 01/01/19	(ETM)	565	541,875
0.00%, 01/01/20	(ETM)	1,100	1,037,058
0.00%, 01/01/23	(ETM)	225	193,982
0.00%, 01/01/25	(ETM) (AMBAC)	880	712,246
0.00%, 01/01/26	(ETM)	540	420,493
0.00%, 01/01/28	(ETM)	440	319,788
Fresno Unified School District GO
Series G
0.00%, 08/01/41	(Call 08/01/21)	500	101,170
Grossmont Union High School District GO
5.00%, 08/01/33	(Call 08/01/18)	430	475,300

18	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Imperial Irrigation District RB
5.00%, 11/01/33	(Call 11/01/18)	$685	$768,145
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	250	124,928
5.00%, 08/01/39	(Call 08/01/22)	500	566,130
Long Beach Unified School District GO Series D-1
0.00%, 08/01/39	(Call 02/01/25)	200	70,808
Los Angeles Community College District/CA GO
5.00%, 08/01/20	(PR 08/01/15) (AGM)	15	15,313
5.00%, 08/01/20	(Call 08/01/15) (AGM)	445	454,176
Series A
4.00%, 08/01/32	(Call 08/01/24)	1,500	1,602,015
5.00%, 08/01/23		500	623,710
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	375	414,656
5.00%, 08/01/29	(Call 08/01/24)	1,450	1,743,320
5.00%, 08/01/30	(Call 08/01/24)	2,000	2,393,460
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	2,400	2,653,800
Series E
5.00%, 08/01/31	(PR 08/01/16) (AGM)	500	533,710
Series E-1
5.00%, 08/01/33	(Call 08/01/18)	250	284,793
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	400	455,668
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/20	(Call 08/15/18)	120	136,584
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20		2,100	2,522,163
5.00%, 07/01/35	(PR 07/01/15) (AMBAC)	500	508,380
5.00%, 07/01/35	(Call 07/01/15) (AMBAC)	100	101,691
Series A
5.00%, 07/01/17		300	332,169

Security		Principal (000s)	Value
5.00%, 07/01/18		$35	$39,519
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	227,566
Series B
5.00%, 07/01/18		210	239,348
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37	(Call 08/01/22)	170	175,088
5.00%, 08/01/42	(Call 08/01/22)	500	560,120
Series A
5.00%, 12/01/39	(Call 12/01/24)	500	571,765
Los Angeles County Sanitation Districts Financing Authority RB
5.00%, 10/01/34	(Call 10/01/15) (NPFGC-FGIC)	500	512,035
Series A
5.00%, 10/01/20		450	539,752
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/18		840	955,290
5.00%, 07/01/19		360	421,067
5.00%, 07/01/20		175	209,176
5.00%, 07/01/22	(Call 07/01/21)	500	607,885
5.00%, 07/01/27	(Call 01/01/23)	875	1,035,746
5.00%, 07/01/41	(Call 01/01/21)	250	280,455
5.00%, 07/01/43	(Call 07/01/22)	1,250	1,422,475
Series A-1
5.00%, 07/01/15	(AGM)	535	544,084
5.00%, 07/01/35	(Call 07/01/15) (AGM)	640	650,822
5.00%, 07/01/37	(Call 07/01/17) (AMBAC)	1,650	1,802,955
5.25%, 07/01/38	(Call 07/01/18)	1,200	1,346,448
Series A-2
5.00%, 07/01/35	(Call 07/01/16) (AMBAC)	850	897,226
5.00%, 07/01/44	(Call 07/01/17)	350	378,704
Series B
5.00%, 07/01/30	(Call 07/01/23)	500	585,390
5.00%, 07/01/33	(Call 07/01/23)	500	579,315
5.00%, 07/01/43	(Call 07/01/22)	4,010	4,543,545
Series C
5.00%, 01/01/16	(Call 10/01/15)	300	308,808

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series D
5.00%, 07/01/35	(Call 07/01/24)	$1,200	$1,401,720
5.00%, 07/01/39	(Call 07/01/24)	1,700	1,961,732
Series E
5.00%, 07/01/44	(Call 07/01/24)	500	574,790
Los Angeles Municipal Improvement Corp. RB
Series A
5.00%, 09/01/23	(Call 09/01/18)	30	33,696
5.00%, 09/01/25	(Call 09/01/18)	500	560,860
Los Angeles Unified School District/CA GO
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	850	925,420
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,540	1,671,778
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	760	819,683
4.50%, 01/01/28	(Call 07/01/17) (AGC-ICC, NPFGC)	100	107,799
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	1,675	1,800,457
5.00%, 07/01/20	(Call 07/01/15) (FGIC)	615	625,197
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	360	365,951
5.50%, 07/01/18	(FGIC)	250	288,160
Series A-2
5.00%, 07/01/21		500	607,565
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	820	868,298
4.75%, 07/01/20	(Call 07/01/16) (FGIC)	265	280,532
5.00%, 07/01/18		500	568,095
5.00%, 07/01/21	(PR 07/01/17) (AMBAC)	350	386,229
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	300	318,480
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	530,515
Series C
5.00%, 07/01/21		500	607,565

Security		Principal (000s)	Value
5.00%, 07/01/23		$1,000	$1,238,170
5.00%, 07/01/25	(Call 07/01/24)	1,000	1,242,490
5.00%, 07/01/27	(Call 07/01/24)	1,000	1,211,810
5.00%, 07/01/30	(Call 07/01/24)	750	891,600
5.00%, 07/01/32	(Call 07/01/17) (AGM)	300	326,493
Series D
5.00%, 01/01/34	(Call 07/01/19)	300	340,410
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	500	539,460
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	374,451
Series I
5.00%, 07/01/27	(Call 07/01/19)	765	881,356
5.00%, 01/01/34	(Call 07/01/19)	105	119,144
Series KRY
5.00%, 07/01/18		250	284,048
Series KY
5.00%, 07/01/16		350	372,250
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	250	51,920
Merced Union High School District GO
Series C
0.00%, 08/01/46	(Call 08/01/21)	1,000	142,980
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		500	552,720
Series A
5.00%, 07/01/20		350	418,551
5.00%, 10/01/29	(Call 04/01/22)	200	239,352
5.00%, 01/01/34	(Call 01/01/19)	100	113,026
5.00%, 07/01/35	(Call 07/01/15) (AGM)	700	711,837
5.00%, 07/01/37	(Call 07/01/17)	500	546,350
Series B
5.00%, 07/01/21	(Call 07/01/18)	225	256,012
Series C
5.00%, 10/01/27		500	639,940
5.00%, 07/01/35	(Call 07/01/19)	450	514,674

20	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Mount Diablo Unified School District/CA GO
Series A
0.01%, 08/01/35	(Call 08/01/25) (AGM)	$400	$317,088
Series E
5.00%, 06/01/37	(Call 08/01/22)	250	285,403
Mount San Antonio Community College District GO
0.01%, 08/01/28	(Call 02/01/28)	1,000	853,690
Newport Mesa Unified School District GO
0.00%, 08/01/34		500	239,720
0.00%, 08/01/36		500	217,165
0.00%, 08/01/38		500	200,445
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	720	764,964
Orange County Sanitation District COP
Series A
5.00%, 02/01/39	(Call 02/01/19)	500	564,340
Orange County Water District COP
5.00%, 08/15/39	(Call 08/15/19)	885	1,013,652
Palomar Health GO
Series A
0.00%, 08/01/31	(AGM)	500	259,600
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	145	164,523
Placentia-Yorba Linda Unified School District GO
Series D
0.00%, 08/01/40		500	172,935
Pomona Public Financing Authority RB
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	125	134,506
Port of Los Angeles RB
Series B
5.00%, 08/01/44	(Call 08/01/24)	1,100	1,270,676
Poway Unified School District GO
0.00%, 08/01/35		500	219,540

Security		Principal (000s)	Value
0.00%, 08/01/38		$755	$292,419
0.00%, 08/01/46		2,750	739,640
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	500	418,770
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	750	873,825
5.75%, 06/01/48	(Call 06/01/23)	1,000	1,153,480
Sacramento Area Flood Control Agency SPECIAL AS
5.63%, 10/01/37	(Call 10/01/18) (BHAC)	380	428,701
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	650	793,962
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/36	(PR 06/01/16) (NPFGC)	490	519,307
Series A
5.00%, 12/01/44	(Call 06/01/24)	1,000	1,157,130
Sacramento Municipal Utility District RB
Series A
5.00%, 08/15/37	(Call 08/15/23)	585	674,739
5.00%, 08/15/41	(Call 08/15/23)	500	571,865
Series K
5.25%, 07/01/24	(AMBAC)	250	303,975
Series U
5.00%, 08/15/16	(AGM)	325	347,402
5.00%, 08/15/17	(AGM)	300	332,724
5.00%, 08/15/22	(Call 08/15/18) (AGM)	1,365	1,553,643
Series X
5.00%, 08/15/20		200	239,428
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	354,387
Series C
5.00%, 08/01/31	(Call 08/01/16) (AGM)	45	47,772

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
San Diego Community College District GO
5.00%, 05/01/30	(PR 05/01/15) (AGM)	$1,000	$1,008,670
5.00%, 08/01/30	(Call 08/01/23)	250	296,390
5.00%, 08/01/30	(Call 08/01/17) (AGM)	550	603,509
5.00%, 08/01/43	(Call 08/01/23)	1,350	1,537,852
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/34	(Call 07/01/20)	315	356,218
5.00%, 07/01/40	(Call 07/01/20)	475	530,717
5.00%, 07/01/43	(Call 07/01/23)	255	288,770
San Diego County Regional Transportation Commission RB
5.00%, 04/01/48	(Call 04/01/24)	400	460,844
Series A
5.00%, 04/01/48	(Call 04/01/22)	500	561,765
San Diego County Water Authority Financing Corp. COP
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	800	885,952
5.00%, 05/01/38	(Call 05/01/18) (AGM)	490	543,777
Series A
5.00%, 05/01/30	(PR 05/01/15) (AGM)	580	585,029
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/34	(Call 11/01/22)	500	585,670
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series A
5.25%, 05/15/24	(Call 05/15/20)	250	296,550
5.25%, 05/15/25	(Call 05/15/20)	250	295,725
5.25%, 05/15/39	(Call 05/15/19)	500	572,450
Series B
5.00%, 05/15/18		1,100	1,246,355
5.00%, 05/15/22	(Call 05/15/19)	230	268,097
5.50%, 05/15/23	(Call 05/15/19)	625	741,400

Security		Principal (000s)	Value
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.50%, 08/01/39	(Call 08/01/19)	$1,000	$1,168,350
San Diego Regional Building Authority RB
5.38%, 02/01/36	(Call 02/01/19)	400	457,652
San Diego Unified School District/CA GO
0.00%, 07/01/30		790	454,874
0.00%, 07/01/35		300	134,295
0.00%, 07/01/36		750	322,058
0.00%, 07/01/38		500	194,310
0.00%, 07/01/39		500	186,155
0.00%, 07/01/45		1,595	457,255
Series A
0.00%, 07/01/19	(NPFGC)	400	372,920
Series C
0.00%, 07/01/46		500	137,140
0.00%, 07/01/47	(Call 07/01/40)	300	189,885
0.00%, 07/01/48	(Call 07/01/40)	250	158,058
5.00%, 07/01/35	(Call 07/01/23)	150	172,233
Series E
0.00%, 07/01/32		500	258,940
0.00%, 07/01/47	(Call 07/01/42)	1,000	547,990
5.25%, 07/01/42		840	450,828
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,125	1,195,369
Series G
0.00%, 07/01/38	(Call 01/01/24)	1,000	327,520
Series R-1
0.00%, 07/01/31		1,535	833,674
Series R-3
5.00%, 07/01/21		500	607,225
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	250	261,468
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	100	109,048
5.00%, 08/01/32	(Call 08/01/17)	500	551,025

22	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
San Francisco Bay Area Rapid Transit District RB
Series A
5.00%, 07/01/36	(Call 07/01/22)	$500	$568,280
San Francisco City & County Airports Commission San Francisco International Airport RB
5.00%, 05/01/19		150	174,290
Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	995	1,166,269
Second Series
5.00%, 05/01/26	(Call 05/01/22)	185	218,679
5.25%, 05/01/17	(NPFGC-FGIC)	305	336,717
Series A
4.90%, 05/01/29	(Call 11/01/19)	875	1,006,687
Series B
4.90%, 05/01/29	(Call 11/01/19)	500	574,765
5.00%, 05/01/43	(Call 05/01/23)	250	282,335
5.00%, 05/01/44	(Call 05/01/24)	500	574,495
Series C
5.00%, 05/01/17		750	823,927
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	887,624
San Joaquin County Transportation Authority RB
Series A
6.00%, 03/01/36	(Call 03/01/21)	240	293,335
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/16	(ETM)	500	499,115
0.00%, 01/01/20	(ETM)	170	160,273
0.00%, 01/01/22	(ETM)	220	196,464
0.00%, 01/01/23	(ETM)	450	387,963
0.00%, 01/01/26	(ETM)	280	218,033
0.00%, 01/01/28	(ETM)	400	290,716
5.00%, 01/15/34	(Call 01/15/25)	750	828,105
5.00%, 01/15/50	(Call 01/15/25)	1,750	1,881,267
Series A
0.00%, 01/15/26	(NPFGC)	400	255,564
San Jose Financing Authority RB
Series A
5.00%, 06/01/39	(Call 06/01/23)	250	285,548
San Jose Unified School District GO
Series D
5.00%, 08/01/32	(Call 08/01/18)	125	139,894

Security		Principal (000s)	Value
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		$500	$122,685
0.00%, 08/01/51		1,500	300,840
San Mateo County Community College District GO
Series B
5.00%, 09/01/31	(PR 09/01/16)	400	428,256
5.00%, 09/01/38	(PR 09/01/16)	550	588,852
San Mateo County Transportation Authority RB
Series A
4.75%, 06/01/34	(Call 06/01/15) (NPFGC)	495	500,475
San Mateo Joint Powers Financing Authority RB
Series A
5.00%, 07/15/36	(Call 07/15/18)	750	835,755
San Mateo Union High School District GO
0.00%, 09/01/33		500	310,130
0.00%, 09/01/41	(Call 09/01/36)	500	329,280
Series A
0.00%, 07/01/51	(Call 09/01/41)	750	362,460
Santa Clara Valley Transportation Authority RB
Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,025	1,118,500
Series B
5.00%, 04/01/19		150	174,372
Santa Monica Community College District GO
Series B
4.00%, 08/01/44	(Call 08/01/24)	1,000	1,034,960
Southern California Public Power Authority RB
0.00%, 07/01/15	(NPFGC)	200	199,772
5.00%, 07/01/25	(Call 07/01/20)	205	243,804
5.00%, 07/01/26		500	615,100
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	700	820,071

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series B
6.00%, 07/01/27	(Call 07/01/18)	$195	$227,592
Southwestern Community College District GO
Series C
0.00%, 08/01/41		650	207,532
0.00%, 08/01/46		1,000	253,560
State of California Department of Water Resources Power Supply Revenue RB
Series H
5.00%, 05/01/21	(Call 05/01/18) (AGM)	500	566,845
5.00%, 05/01/22	(Call 05/01/18) (AGM)	1,150	1,300,776
Series K
4.00%, 05/01/18		320	351,853
5.00%, 05/01/18		1,540	1,740,985
Series L
4.00%, 05/01/15		375	377,606
5.00%, 05/01/16		130	137,327
5.00%, 05/01/17		2,000	2,197,740
5.00%, 05/01/18		285	322,195
5.00%, 05/01/19		2,765	3,218,488
5.00%, 05/01/20		210	249,827
5.00%, 05/01/21	(Call 05/01/20)	1,490	1,775,618
5.00%, 05/01/22	(Call 05/01/20)	1,400	1,671,992
Series M
4.00%, 05/01/15		275	276,911
4.00%, 05/01/16		1,550	1,619,316
5.00%, 05/01/15		250	252,180
5.00%, 05/01/16		600	633,816
Series N
5.00%, 05/01/15		500	504,360
5.00%, 05/01/20		2,110	2,510,161
5.00%, 05/01/21		650	790,172
State of California Department of Water Resources RB
5.00%, 12/01/25	(PR 06/01/18)	490	555,969
5.00%, 12/01/25	(Call 06/01/18)	10	11,318
5.00%, 12/01/26	(PR 06/01/18)	480	544,622
5.00%, 12/01/26	(Call 06/01/18)	20	22,619
5.00%, 12/01/27	(PR 06/01/18)	120	136,156

Security		Principal (000s)	Value
Series AG
5.00%, 12/01/26	(PR 12/01/19)	$230	$272,608
5.00%, 12/01/26	(Call 12/01/19)	20	23,598
5.00%, 12/01/29	(PR 12/01/19)	255	302,239
5.00%, 12/01/29	(Call 12/01/19)	65	75,865
Series AJ
5.00%, 12/01/16		475	514,092
Series AS
5.00%, 12/01/22		500	620,400
5.00%, 12/01/25	(Call 12/01/24)	400	501,748
5.00%, 12/01/26	(Call 12/01/24)	500	620,700
5.00%, 12/01/27	(Call 12/01/24)	500	614,300
State of California GO
2.00%, 11/01/18		1,750	1,815,362
3.00%, 12/01/32	(Call 06/01/19)	200	214,274
3.50%, 03/01/17		100	105,976
4.00%, 12/01/18	(Call 12/01/17)	250	270,608
4.00%, 05/01/23		1,000	1,151,560
4.00%, 11/01/44	(Call 11/01/24)	500	518,275
4.50%, 03/01/21	(Call 03/01/20)	660	755,997
4.50%, 08/01/26	(Call 02/01/17)	900	961,956
4.50%, 08/01/30	(Call 02/01/17)	1,085	1,154,310
5.00%, 10/01/16		1,200	1,288,728
5.00%, 11/01/16		275	296,288
5.00%, 02/01/17		1,000	1,086,110
5.00%, 03/01/17	(PR 03/01/15)	5	5,003
5.00%, 03/01/17	(Call 03/01/15)	445	446,802
5.00%, 04/01/17		485	530,042
5.00%, 06/01/17	(SGI)	375	412,309
5.00%, 10/01/17		1,510	1,679,724
5.00%, 03/01/18	(PR 03/01/15)	265	265,143
5.00%, 03/01/18	(Call 03/01/15)	485	486,959
5.00%, 04/01/18		500	562,830
5.00%, 05/01/18	(Call 05/01/15)	600	605,166
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	560	616,045
5.00%, 08/01/18	(Call 02/01/17)	550	597,993
5.00%, 10/01/18		350	399,970
5.00%, 11/01/18		500	572,745
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	350	384,860
5.00%, 08/01/19	(Call 02/01/17)	1,000	1,086,450
5.00%, 10/01/19		800	936,064

24	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 04/01/20		$215	$254,263
5.00%, 09/01/20		170	202,745
5.00%, 10/01/20	(Call 10/01/16)	1,400	1,624,694
5.00%, 12/01/20		1,300	1,471,317
5.00%, 08/01/21	(PR 08/01/15)	15	15,312
5.00%, 08/01/21	(Call 08/01/15)	200	204,102
5.00%, 09/01/21		750	910,522
5.00%, 11/01/21	(Call 11/01/17)	1,125	1,277,224
5.00%, 12/01/21	(Call 12/01/16)	250	270,668
5.00%, 03/01/22	(PR 03/01/15) (AMBAC)	285	285,154
5.00%, 03/01/22	(Call 03/01/15) (AMBAC)	265	266,060
5.00%, 08/01/22	(Call 02/01/17)	600	651,060
5.00%, 03/01/23	(Call 03/01/16)	315	329,566
5.00%, 10/01/23		1,000	1,234,460
5.00%, 11/01/23	(Call 11/01/20)	500	594,805
5.00%, 12/01/23		500	618,545
5.00%, 02/01/24	(Call 02/01/22)	220	264,609
5.00%, 06/01/24	(Call 06/01/17) (NPFGC)	365	399,354
5.00%, 08/01/24	(Call 02/01/17)	750	813,052
5.00%, 10/01/24	(Call 04/01/18)	1,000	1,129,750
5.00%, 11/01/24	(Call 11/01/20)	250	296,700
5.00%, 12/01/24	(Call 12/01/17)	500	555,485
5.00%, 02/01/25	(Call 02/01/23)	1,000	1,203,860
5.00%, 03/01/25	(Call 03/01/20)	750	870,757
5.00%, 08/01/25	(Call 08/01/15) (AGM)	535	546,010
5.00%, 09/01/25	(Call 09/01/23)	500	607,255
5.00%, 10/01/25	(Call 10/01/24)	1,550	1,792,363
5.00%, 10/01/26	(Call 10/01/24)	500	612,250
5.00%, 12/01/26	(Call 12/01/16)	800	862,888
5.00%, 03/01/27	(Call 03/01/20)	300	346,116
5.00%, 05/01/27	(Call 05/01/15)	355	357,950
5.00%, 09/01/27	(Call 09/01/16)	500	534,070
5.00%, 11/01/27	(Call 11/01/23)	700	833,420
5.00%, 02/01/29	(Call 02/01/23)	1,000	1,160,820
5.00%, 10/01/29	(Call 10/01/19)	1,000	1,131,592
5.00%, 09/01/30	(Call 09/01/18)	500	567,720
5.00%, 02/01/31	(Call 02/01/22)	500	574,595
5.00%, 10/01/31	(Call 10/01/24)	2,825	3,331,664
5.00%, 02/01/32	(Call 02/01/22)	500	572,890

Security		Principal (000s)	Value
5.00%, 05/01/32	(Call 05/01/24)	$1,000	$1,168,110
5.00%, 06/01/32	(Call 06/01/17)	1,220	1,328,531
5.00%, 08/01/33	(PR 08/01/15)	350	357,280
5.00%, 09/01/35	(Call 09/01/16)	1,040	1,100,455
5.00%, 06/01/37	(Call 06/01/17)	1,790	1,945,032
5.00%, 11/01/37	(Call 11/01/17)	2,000	2,204,680
5.00%, 12/01/37	(Call 12/01/17)	885	978,341
5.00%, 02/01/38	(Call 02/01/23)	1,060	1,202,962
5.00%, 04/01/38	(Call 04/01/18)	1,230	1,374,734
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,157,510
5.00%, 10/01/41	(Call 10/01/21)	3,500	3,949,400
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,137,880
5.00%, 09/01/42	(Call 09/01/22)	750	858,885
5.00%, 04/01/43	(Call 04/01/23)	910	1,034,306
5.00%, 11/01/43	(Call 11/01/23)	1,000	1,145,190
5.25%, 09/01/22		815	1,010,624
5.25%, 10/01/22		600	744,984
5.25%, 09/01/25	(Call 09/01/21)	750	899,130
5.25%, 10/01/29	(Call 10/01/19)	1,375	1,609,080
5.25%, 08/01/32	(AGM)	745	912,908
5.25%, 03/01/38	(Call 03/01/18)	2,115	2,378,275
5.50%, 04/01/19		525	617,353
5.50%, 11/01/39	(Call 11/01/19)	2,100	2,477,013
5.50%, 03/01/40	(Call 03/01/20)	170	199,476
5.63%, 04/01/25	(Call 04/01/19)	350	410,469
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,172,930
5.75%, 04/01/31	(Call 04/01/19)	1,000	1,175,990
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,459,092
6.00%, 04/01/38	(Call 04/01/19)	2,825	3,390,254
6.00%, 11/01/39	(Call 11/01/19)	365	448,194
6.50%, 04/01/33	(Call 04/01/19)	1,500	1,830,825
Series 2
5.00%, 09/01/29	(Call 03/01/16) (AMBAC)	590	617,016
Series A
4.00%, 07/01/16		90	94,564
4.40%, 07/01/18		200	223,430
4.60%, 07/01/19		360	417,121
5.00%, 07/01/18	(ETM)	385	437,706
5.00%, 07/01/18		80	91,094
5.00%, 07/01/20	(PR 07/01/19)	1,800	2,111,202
5.00%, 07/01/22	(Call 07/01/16)	2,490	2,641,965
5.25%, 07/01/21	(PR 07/01/19)	400	473,404
5.25%, 07/01/21	(Call 07/01/19)	225	266,290

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
University of California RB
Series AF
5.00%, 05/15/16		$750	$794,085
5.00%, 05/15/18		250	283,520
5.00%, 05/15/39	(Call 05/15/23)	1,000	1,138,400
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,000	1,165,230
5.00%, 05/15/38	(Call 05/15/23)	1,370	1,571,390
Series AK
5.00%, 05/15/48		2,050	2,524,636
Series AM
5.00%, 05/15/44	(Call 05/15/24)	700	802,858
Series D
5.00%, 05/15/41	(Call 05/15/16)	500	529,465
Series G
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,212,060
5.00%, 05/15/26	(Call 05/15/22)	500	601,595
5.00%, 05/15/32	(Call 05/15/22)	725	837,759
5.00%, 05/15/37	(Call 05/15/22)	500	567,210
5.00%, 05/15/42	(Call 05/15/22)	950	1,073,082
Series J
4.50%, 05/15/35	(Call 05/15/15) (AGM)	850	865,351
Vacaville Unified School District GO
5.00%, 08/01/25	(Call 08/01/17) (AMBAC)	380	419,892
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(Call 08/01/18)	250	287,033
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	500	564,080
West Contra Costa Unified School District GO
Series B
5.63%, 08/01/35	(Call 08/01/18) (BHAC)	195	222,437
West Valley-Mission Community College District GO
Series B
4.00%, 08/01/40	(Call 08/01/25)	250	263,973

Security		Principal or Shares (000s)	Value
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	$400	$140,420
William S Hart Union High School District GO
Series A
0.00%, 08/01/33		450	205,461
Series B
0.00%, 08/01/34	(AGM)	500	229,880
Series C
0.00%, 08/01/37	(Call 08/01/23)	500	172,260
4.00%, 08/01/38	(Call 08/01/23)	500	518,840
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	245	276,848
5.00%, 08/01/32	(Call 08/01/18) (AGM)	500	563,510
Yuba Community College District GO
Series A
5.00%, 08/01/22	(Call 08/01/17) (AMBAC)	430	472,742

			375,822,386

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $354,927,035)			375,822,386

SHORT-TERM INVESTMENTS — 1.26%

MONEY MARKET FUNDS — 1.26%
BlackRock Liquidity Funds: California Money Fund, Institutional Shares
0.00%[a,b]		4,817	4,816,981

			4,816,981

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,816,981)			4,816,981

26	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

February 28, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 99.55%
(Cost: $359,744,016)	$380,639,367
Other Assets, Less Liabilities — 0.45%	1,733,197

NET ASSETS — 100.00%	$382,372,564

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

PR  —  Prerefunded

RB  —  Revenue Bond

Insured by:

AGC-ICC  —  Assured Guaranty Corp. — Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

Radian-IBCC  —  Radian Asset Assurance — Insured Bond Custodial Certificate

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.87%

ALABAMA — 0.36%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/24	(Call 09/01/22)	$2,500	$2,948,050
Alabama Public School & College Authority RB
Series A
5.00%, 05/01/16		2,900	3,061,675
5.00%, 05/01/18		500	563,690
Series B
5.00%, 01/01/21		3,500	4,178,615
5.00%, 01/01/22		1,000	1,208,760
5.00%, 01/01/24		1,000	1,232,940
5.00%, 01/01/26	(Call 07/01/24)	1,000	1,220,200
Baldwin County Board of Education/AL RB
4.50%, 07/01/37	(PR 07/01/17) (AMBAC)	95	103,403
4.50%, 07/01/37	(Call 07/01/17) (AMBAC)	405	430,661
Birmingham Water Works Board RB
5.00%, 01/01/41	(Call 01/01/21)	1,185	1,325,517

			16,273,511
ALASKA — 0.05%
City of Anchorage AK Electric Revenue RB
Series A
4.00%, 12/01/44	(Call 12/01/24)	2,000	2,019,260
Municipality of Anchorage AK GO
Series B
5.25%, 12/01/16	(AMBAC)	300	325,458

			2,344,718
ARIZONA — 1.75%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/25	(PR 07/01/16)	6,700	7,118,415
5.00%, 07/01/30	(Call 07/01/24)	2,000	2,379,420
Series A
5.00%, 07/01/21		1,500	1,806,030
5.00%, 07/01/24	(Call 07/01/21)	935	1,101,654

Security		Principal (000s)	Value
5.00%, 07/01/29	(Call 07/01/22)	$1,000	$1,166,760
5.00%, 07/01/30	(Call 07/01/22)	2,000	2,323,320
Arizona School Facilities Board COP
5.13%, 09/01/21	(Call 09/01/18)	1,000	1,137,410
5.25%, 09/01/23	(Call 09/01/18)	1,465	1,668,782
5.75%, 09/01/19	(Call 09/01/18)	1,200	1,393,344
Series A-1
5.00%, 09/01/17	(PR 09/01/15) (NPFGC-FGIC)	245	251,042
Arizona State University RB
Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,129,510
Arizona Transportation Board RB
5.00%, 07/01/17		700	772,282
5.00%, 07/01/23		1,500	1,847,505
5.00%, 07/01/24	(Call 07/01/19)	685	798,970
5.25%, 07/01/20	(Call 07/01/19)	480	559,752
Arizona Water Infrastructure Finance Authority RB
Series A
5.00%, 10/01/30	(PR 10/01/20)	2,600	3,111,212
City of Mesa AZ RB
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	280	298,424
5.25%, 07/01/16	(NPFGC-FGIC)	220	234,599
City of Phoenix AZ GO
4.00%, 07/01/24		1,000	1,147,630
4.00%, 07/01/25	(Call 07/01/24)	2,000	2,294,380
City of Phoenix Civic Improvement Corp. RB
4.75%, 07/01/25	(Call 07/01/15) (NPFGC)	1,800	1,828,566
5.00%, 07/01/17		3,000	3,307,560
5.00%, 07/01/19	(Call 07/01/15) (NPFGC)	500	508,365
5.00%, 07/01/41	(Call 07/01/15) (NPFGC-FGIC)	3,250	3,297,060
Series A
5.00%, 07/01/39	(Call 07/01/19)	800	901,688
5.00%, 07/01/40	(Call 07/01/20)	1,700	1,871,343
Series B
5.00%, 07/01/26	(Call 07/01/24)	1,000	1,215,060
5.00%, 07/01/27	(Call 07/01/24)	3,000	3,614,580

28	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Pinal County Electric District No. 3 RB
5.25%, 07/01/41	(Call 07/01/21)	$1,000	$1,116,210
Salt River Project Agricultural Improvement & Power District RB
Series A
5.00%, 01/01/21	(Call 01/01/18)	2,000	2,235,140
5.00%, 12/01/26	(Call 12/01/21)	2,030	2,427,555
5.00%, 01/01/27	(Call 01/01/18)	1,800	1,999,242
5.00%, 12/01/28	(Call 12/01/21)	2,075	2,447,380
5.00%, 12/01/29	(Call 06/01/22)	400	466,012
5.00%, 12/01/31	(Call 06/01/22)	1,500	1,734,600
5.00%, 01/01/32	(Call 01/01/19)	3,045	3,444,078
5.00%, 01/01/38	(Call 01/01/18)	8,265	9,052,902
Series B
4.00%, 01/01/16		1,250	1,291,025
4.00%, 01/01/18		1,225	1,335,017
5.00%, 12/01/19		500	587,865
State of Arizona COP
Series A
5.00%, 10/01/18	(AGM)	200	226,996
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,120,310
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	411,058

			78,980,053
ARKANSAS — 0.10%
State of Arkansas GO
5.00%, 06/15/21		3,720	4,505,552

			4,505,552
CALIFORNIA — 22.61%
Alameda County Transportation Authority RB
4.00%, 03/01/22		500	580,570
Allan Hancock Joint Community College District/CA GO
0.00%, 08/01/47	(Call 08/01/40)	1,000	479,870
Alvord Unified School District GO
Series B
0.00%, 08/01/36	(AGM)	2,000	824,840
Anaheim Public Financing Authority RB
0.00%, 09/01/32	(AGM)	3,040	1,430,867

Security		Principal (000s)	Value
Bay Area Toll Authority RB
4.00%, 04/01/21		$1,000	$1,149,980
Series A
1.00%, 04/01/47	(Call 10/01/16)	1,000	1,003,550
Series B
1.50%, 04/01/47	(Call 10/01/17)	3,000	3,030,960
Series C
1.88%, 04/01/47	(Call 10/01/18)	5,025	5,127,058
Series D
1.88%, 04/01/34	(Call 10/01/19)	1,200	1,220,580
Series F
5.00%, 04/01/15		500	502,340
5.00%, 04/01/17	(PR 04/01/16)	150	157,817
5.00%, 04/01/18	(PR 04/01/16)	1,000	1,052,110
5.00%, 04/01/21	(PR 04/01/16)	250	263,028
5.00%, 04/01/23	(PR 04/01/16)	275	289,330
5.00%, 04/01/25	(PR 04/01/16)	2,000	2,104,220
5.00%, 04/01/31	(PR 04/01/16)	4,700	4,944,917
5.00%, 04/01/31	(PR 04/01/17)	680	743,077
Series F-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,200,610
5.00%, 04/01/28	(Call 04/01/19)	25	29,057
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,341,680
5.00%, 04/01/31	(Call 04/01/22)	200	233,306
5.00%, 04/01/34	(PR 04/01/18)	500	563,650
5.00%, 04/01/39	(PR 04/01/18)	2,675	3,015,527
5.00%, 04/01/54	(Call 04/01/24)	2,000	2,246,800
5.13%, 04/01/39	(PR 04/01/19)	825	962,998
5.63%, 04/01/44	(PR 04/01/19)	1,295	1,537,553
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	2,510	2,836,149
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	2,000	2,296,360
5.00%, 04/01/43	(Call 04/01/23)	1,750	1,974,350
5.25%, 04/01/48	(Call 04/01/23)	2,250	2,573,662
5.25%, 04/01/53	(Call 04/01/23)	370	422,781
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	3,500	3,926,370
Bay Area Water Supply & Conservation Agency RB
Series A
5.00%, 10/01/34	(Call 04/01/23)	1,500	1,737,495

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Beverly Hills Unified School District CA GO
0.00%, 08/01/33		$1,000	$542,150
California Educational Facilities Authority RB
Series T-1
5.00%, 03/15/39		120	160,660
Series U-3
5.00%, 06/01/43		1,500	2,037,345
Series U-6
5.00%, 05/01/45		4,500	6,156,945
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23	(ETM) (AGM)	2,845	3,552,438
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,000	1,293,600
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	646,800
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	470	609,266
California State Public Works Board RB
5.00%, 09/01/32	(Call 09/01/24)	1,500	1,746,630
5.00%, 09/01/38	(Call 09/01/23)	1,000	1,133,980
Series A
5.00%, 12/01/19	(AMBAC)	20	22,199
5.00%, 04/01/20		690	809,591
5.00%, 04/01/22		1,810	2,192,779
5.00%, 09/01/27	(Call 09/01/24)	2,175	2,605,585
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,299,320
5.00%, 09/01/39	(Call 09/01/24)	1,000	1,146,600
5.25%, 06/01/30	(Call 06/01/15)	2,100	2,128,266
6.25%, 04/01/34	(Call 04/01/19)	1,725	2,066,101
Series A-1
6.00%, 03/01/35	(Call 03/01/20)	1,000	1,199,870
Series B
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,147,670
Series C
4.00%, 06/01/28	(Call 06/01/22)	200	210,518
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,821,705
5.00%, 12/01/31	(Call 12/01/21)	750	858,915

Security		Principal (000s)	Value
Series G
5.00%, 01/01/21		$4,505	$5,345,228
5.00%, 11/01/37	(Call 11/01/22)	3,175	3,605,117
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	2,025	2,414,124
Series I-1
6.38%, 11/01/34	(Call 11/01/19)	600	737,178
Series J
5.25%, 01/01/16	(AMBAC)	270	281,591
California State University RB
Series A
4.00%, 11/01/28	(Call 11/01/22)	1,680	1,824,396
5.00%, 11/01/24	(Call 11/01/21)	1,250	1,493,337
5.00%, 11/01/25	(Call 11/01/23)	1,400	1,716,134
5.00%, 11/01/30	(PR 05/01/15) (AMBAC)	1,035	1,043,973
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	330	332,584
5.00%, 11/01/34	(Call 11/01/24)	4,000	4,682,160
5.00%, 11/01/39	(Call 05/01/18) (AGM)	1,000	1,111,730
5.00%, 11/01/39	(Call 11/01/24)	500	579,335
5.00%, 11/01/44	(Call 11/01/24)	700	806,645
5.25%, 11/01/34	(Call 05/01/19)	500	574,920
5.25%, 11/01/38	(Call 05/01/19)	1,750	2,012,220
Centinela Valley Union High School District GO
Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)	4,000	740,520
Cerritos Community College District GO
Series A
4.00%, 08/01/44	(Call 08/01/24)	1,750	1,804,092
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	1,200	1,394,988
Series B
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	600	636,690
Series C
0.00%, 08/01/32	(Call 08/01/16) (AMBAC)	500	223,045

30	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	$270	$103,648
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	500	164,475
City & County of San Francisco CA COP
Series A
5.00%, 04/01/29	(Call 04/01/19)	500	570,420
City & County of San Francisco CA GO
5.00%, 06/15/15		1,220	1,238,056
Series R1
5.00%, 06/15/18		2,500	2,842,125
5.00%, 06/15/21		25	30,397
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,233,910
City of Bakersfield CA Wastewater Revenue RB
Series A
5.00%, 09/15/32	(Call 09/15/17) (AGM)	2,000	2,185,280
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		1,200	1,407,888
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/34	(Call 06/01/23)	1,000	1,156,420
Series A
5.00%, 06/01/19		3,075	3,583,759
5.00%, 06/01/34	(PR 06/01/15) (NPFGC)	3,235	3,276,149
5.00%, 06/01/34	(Call 06/01/15) (NPFGC)	765	774,432
5.00%, 06/01/39	(Call 06/01/19)	500	565,575
Series B
5.00%, 06/01/22		750	922,748
5.00%, 06/01/23		200	248,922
5.00%, 06/01/32	(Call 06/01/22)	400	462,276
City of Los Angeles Department of Airports RB
5.00%, 05/15/28	(Call 05/15/20)	2,000	2,347,420
5.00%, 05/15/35	(Call 05/15/20)	4,870	5,563,098
Series A
5.00%, 05/15/32	(Call 05/15/20)	1,125	1,302,581

Security		Principal (000s)	Value
5.00%, 05/15/40	(Call 05/15/20)	$6,700	$7,646,442
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,140,960
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	565,820
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,375,930
Series C
5.00%, 05/15/38	(Call 05/15/25)	750	869,663
Series D
5.25%, 05/15/33	(Call 05/15/20)	700	814,618
City of Redding CA COP
Series A
5.00%, 06/01/30	(Call 06/01/18) (AGM)	1,000	1,108,810
City of Sacramento CA RB
5.00%, 09/01/42	(Call 09/01/23)	750	846,308
City of San Francisco CA Public Utilities Commission Wastewater Revenue RB
Series B
4.00%, 10/01/39	(Call 10/01/22)	3,500	3,625,195
City of San Francisco CA Public Utilities Commission Water Revenue RB
Series A
5.00%, 11/01/30	(Call 11/01/21)	500	587,890
5.00%, 11/01/32	(Call 11/01/21)	400	466,444
5.00%, 11/01/35	(Call 05/01/22)	4,000	4,568,480
5.00%, 11/01/37	(Call 05/01/22)	1,000	1,136,550
5.00%, 11/01/41	(Call 11/01/21)	2,750	3,115,172
5.00%, 11/01/43	(Call 05/01/22)	1,000	1,131,010
Series B
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,142,030
City of San Jose CA Airport Revenue RB
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	1,390	1,440,276
Coast Community College District GO
Series A
5.00%, 08/01/38	(Call 08/01/23)	2,750	3,156,835
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	2,535	2,924,300

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series A
4.00%, 08/01/39	(Call 08/01/24)	$750	$774,750
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,288,904
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,421,987
Series C
6.00%, 07/01/41	(Call 07/01/18)	1,705	1,951,645
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	2,250	2,343,915
Cucamonga Valley Water District RB
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	750	900,450
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	2,000	391,500
5.00%, 08/01/37	(Call 08/01/17) (AGM)	1,620	1,761,151
East Bay Municipal Utility District Water System Revenue RB
Series 2014B
5.00%, 06/01/24		500	630,200
Series A
5.00%, 06/01/26	(Call 06/01/17) (NPFGC-FGIC)	1,545	1,699,886
5.00%, 06/01/32	(Call 06/01/17) (NPFGC-FGIC)	1,000	1,100,250
5.00%, 06/01/35	(PR 06/01/15) (NPFGC)	800	810,176
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	300	303,816
5.00%, 06/01/35	(Call 06/01/25)	2,500	2,975,200
5.00%, 06/01/36	(Call 06/01/20)	2,000	2,322,020
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	275	302,569
Series B
5.00%, 06/01/16		500	530,245
5.00%, 06/01/22		2,000	2,467,100
5.00%, 06/01/23		1,000	1,248,810

Security		Principal (000s)	Value
Eastern Municipal Water District COP
Series H
5.00%, 07/01/35	(Call 07/01/18)	$500	$558,350
El Camino Community College District GO
Series C
0.00%, 08/01/32		200	106,660
0.00%, 08/01/34		1,000	492,410
El Dorado Irrigation District/El Dorado County Water Agency RB
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	500	570,810
Escondido Union High School District GO
Series C
0.00%, 08/01/46		1,905	489,623
0.00%, 08/01/51		1,000	200,560
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/36	(Call 08/01/21)	1,000	1,139,930
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,133,610
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/35	(AGM)	1,700	721,106
Series A
0.00%, 01/01/20	(ETM)	1,355	1,277,467
0.00%, 01/01/23	(ETM)	500	431,070
0.00%, 01/01/25	(ETM)	200	161,874
0.00%, 01/01/26	(ETM)	1,500	1,168,035
0.00%, 01/01/28	(ETM)	4,450	3,234,215
0.00%, 01/01/30	(ETM)	1,000	671,580
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	2,000	999,420
5.00%, 08/01/39	(Call 08/01/22)	1,500	1,698,390
Long Beach Unified School District GO
Series D-1
0.00%, 08/01/39	(Call 02/01/25)	800	283,232

32	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Los Angeles Community College District/CA GO
Series A
4.00%, 08/01/32	(Call 08/01/24)	$1,000	$1,068,010
4.00%, 08/01/33	(Call 08/01/24)	1,500	1,595,715
5.00%, 08/01/22		1,000	1,233,610
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	2,000	2,211,500
5.00%, 08/01/29	(Call 08/01/24)	4,250	5,109,732
5.00%, 08/01/30	(Call 08/01/24)	5,000	5,983,650
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	7,410	8,193,607
6.00%, 08/01/33	(Call 08/01/19)	3,000	3,650,220
Series E
5.00%, 08/01/31	(PR 08/01/16) (AGM)	1,500	1,601,130
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	1,500	1,708,755
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/20	(Call 08/15/18)	1,200	1,365,840
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20		1,300	1,561,339
Series A
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	227,566
Series B
5.00%, 07/01/15		900	915,345
5.00%, 07/01/17		1,000	1,107,230
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,213,090
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37	(Call 08/01/22)	1,000	1,125,170
Los Angeles County Sanitation Districts Financing Authority RB
Series A
5.00%, 10/01/20	(District GO)	1,000	1,199,450
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/15		1,575	1,601,743
5.00%, 07/01/16		500	532,275

Security		Principal (000s)	Value
5.00%, 07/01/21		$35	$42,518
5.00%, 07/01/22	(Call 07/01/21)	1,500	1,823,655
5.00%, 07/01/43	(Call 07/01/22)	2,500	2,844,950
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	2,845	3,078,318
Series B
5.00%, 07/01/25	(Call 07/01/20)	2,000	2,387,140
5.00%, 07/01/30	(Call 07/01/23)	1,500	1,756,170
5.00%, 07/01/32	(Call 01/01/24)	1,145	1,339,146
5.00%, 07/01/33	(Call 07/01/23)	2,500	2,896,575
5.00%, 07/01/43	(Call 07/01/22)	7,410	8,414,419
5.25%, 07/01/24	(Call 07/01/19)	1,645	1,938,435
Series C
5.00%, 01/01/16	(Call 10/01/15)	4,000	4,117,440
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,250	1,460,125
5.00%, 07/01/44	(Call 07/01/24)	2,500	2,878,325
Series E
5.00%, 07/01/44	(Call 07/01/24)	2,000	2,299,160
Los Angeles Department of Water RB
Series A-1
5.00%, 07/01/38	(Call 07/01/17) (AMBAC)	1,800	1,956,330
Series B
5.00%, 07/01/34	(Call 07/01/23)	1,200	1,385,544
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,146,530
Los Angeles Municipal Improvement Corp. RB
Series B1
4.75%, 08/01/37	(Call 03/30/15) (NPFGC-FGIC)	285	285,943
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/17	(PR 07/01/16) (NPFGC)	1,000	1,063,570
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	2,700	2,939,571
4.50%, 07/01/23	(Call 07/01/17) (AGM)	2,710	2,949,130

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
4.50%, 07/01/24	(Call 07/01/17) (AGM)	$1,100	$1,194,127
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	2,900	3,127,737
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	360	365,951
Series A-2
5.00%, 07/01/21		1,000	1,215,130
Series B
4.75%, 07/01/19	(Call 07/01/16)	1,400	1,482,460
5.00%, 07/01/16	(AGM)	600	638,142
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	950	1,008,520
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	530,515
Series C
5.00%, 07/01/23		4,140	5,126,024
5.00%, 07/01/25	(Call 07/01/24)	2,000	2,484,980
5.00%, 07/01/30	(Call 07/01/24)	750	891,600
Series D
5.00%, 01/01/34	(Call 07/01/19)	250	283,675
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,159,070
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	6,300	6,797,196
Series I
5.00%, 07/01/27	(Call 07/01/19)	5,000	5,760,500
5.00%, 07/01/29	(Call 07/01/19)	1,200	1,379,820
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/19	(Call 07/01/18) (AGM)	300	339,330
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	750	155,760
Merced Union High School District GO
Series C
0.00%, 08/01/46	(Call 08/01/21)	1,500	214,470
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		2,500	2,763,600

Security		Principal (000s)	Value
Series A
5.00%, 07/01/32	(Call 07/01/17)	$1,575	$1,722,924
5.00%, 07/01/37	(Call 07/01/17)	2,000	2,185,400
Series C
5.00%, 10/01/26	(Call 10/01/21)	200	239,796
5.00%, 10/01/27		1,000	1,279,880
Series E
5.00%, 07/01/23		1,000	1,250,420
Series G
5.00%, 07/01/28	(Call 07/01/22)	500	602,925
Modesto Irrigation District COP
Series A
6.00%, 10/01/39	(Call 04/01/19)	500	583,010
Mount Diablo Unified School District/CA GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	2,530	2,005,582
Series E
5.00%, 06/01/37	(Call 08/01/22)	1,750	1,997,817
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	853,690
0.00%, 08/01/43	(Call 08/01/35)	3,000	2,091,810
Newport Mesa Unified School District GO
0.00%, 08/01/38		1,500	601,335
0.00%, 08/01/41	(Call 08/01/21)	520	108,815
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	1,000	1,062,450
Orange County Sanitation District COP
Series A
5.00%, 02/01/39	(Call 02/01/19)	500	564,340
Palomar Health GO
Series A
0.00%, 08/01/31	(AGM)	1,000	519,200
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	500	567,320

34	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Pomona Public Financing Authority RB
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	$625	$672,531
Port of Los Angeles RB
Series B
5.00%, 08/01/44	(Call 08/01/24)	2,430	2,807,039
Series C
5.25%, 08/01/23	(Call 08/01/19)	1,000	1,185,360
Poway Unified School District GO
0.00%, 08/01/33		1,000	490,780
0.00%, 08/01/41		1,500	502,665
0.00%, 08/01/46		5,200	1,398,592
0.00%, 08/01/51		1,250	265,763
Regents of the University of California Medical Center Pooled Revenue RB
Series A
4.50%, 05/15/37	(Call 05/15/15) (NPFGC)	200	202,590
4.75%, 05/15/31	(Call 05/15/15) (NPFGC)	1,250	1,272,888
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	560	469,022
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	1,500	1,747,650
5.75%, 06/01/48	(Call 06/01/23)	2,000	2,306,960
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	440	537,451
Series A
5.40%, 11/01/20	(AMBAC)	500	554,715
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 08/01/35	(Call 08/01/15) (NPFGC)	775	790,407
Series A
5.00%, 12/01/44	(Call 06/01/24)	2,000	2,314,260

Security		Principal (000s)	Value
Sacramento Municipal Utility District RB
5.13%, 07/01/29	(Call 07/01/16) (NPFGC)	$1,000	$1,053,280
Series A
5.00%, 08/15/41	(Call 08/15/23)	2,000	2,287,460
Series U
5.00%, 08/15/27	(Call 08/15/18) (AGM)	2,720	3,076,646
Series X
5.00%, 08/15/20		550	658,427
5.00%, 08/15/25	(Call 08/15/21)	1,000	1,190,080
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	354,387
San Diego Community College District GO
5.00%, 08/01/29	(Call 08/01/21)	120	143,296
5.00%, 05/01/30	(PR 05/01/15) (AGM)	2,775	2,799,059
5.00%, 08/01/30	(Call 08/01/17) (AGM)	900	987,561
5.00%, 08/01/30	(Call 08/01/23)	1,250	1,481,950
5.00%, 08/01/43	(Call 08/01/23)	1,490	1,697,333
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,586,566
5.00%, 07/01/43	(Call 07/01/23)	1,250	1,415,538
San Diego County Regional Transportation Commission RB
Series A
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,134,440
5.00%, 04/01/48	(Call 04/01/22)	2,500	2,808,825
San Diego County Water Authority Financing Corp. COP
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	3,800	4,208,272
Series A
5.00%, 05/01/30	(PR 05/01/15) (AGM)	1,600	1,613,872

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31	(Call 11/01/22)	$1,500	$1,776,555
5.00%, 05/01/34	(Call 11/01/22)	1,000	1,171,340
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series A
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,144,900
Series B
5.00%, 05/15/18		1,000	1,133,050
5.00%, 05/15/22	(Call 05/15/19)	2,000	2,331,280
5.50%, 05/15/23	(Call 05/15/19)	1,445	1,714,117
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.50%, 08/01/39	(Call 08/01/19)	700	817,845
San Diego Regional Building Authority RB
5.38%, 02/01/36	(Call 02/01/19)	1,500	1,716,195
San Diego Unified School District/CA GO
0.00%, 07/01/30		1,300	748,527
0.00%, 07/01/35		2,010	899,777
0.00%, 07/01/36		1,500	644,115
0.00%, 07/01/37		700	289,548
0.00%, 07/01/43		1,180	369,364
0.00%, 07/01/44		1,800	539,262
Series C
0.00%, 07/01/46		275	75,427
0.00%, 07/01/48	(Call 07/01/40)	1,500	948,345
5.00%, 07/01/35	(Call 07/01/23)	1,715	1,969,197
Series D-2
4.75%, 07/01/27	(Call 07/01/15) (AGM)	595	609,506
Series E
0.00%, 07/01/47	(Call 07/01/42)	2,800	1,534,372
1.00%, 07/01/42		2,500	1,341,750
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,200	1,275,060
5.25%, 07/01/28	(AGM)	1,000	1,280,220

Security		Principal (000s)	Value
Series G
0.00%, 07/01/38	(Call 01/01/24)	$4,000	$1,310,080
Series R-1
0.00%, 07/01/31		2,000	1,086,220
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	1,000	1,045,870
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	900	981,432
5.00%, 08/01/32	(Call 08/01/17)	5,000	5,510,250
San Francisco Bay Area Rapid Transit District RB
Series A
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,136,560
San Francisco City & County Airports Commission San Francisco International Airport RB
Second Series
5.00%, 05/01/26	(Call 05/01/22)	1,000	1,182,050
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,150,500
Series B
4.90%, 05/01/29	(Call 11/01/19)	1,500	1,724,295
5.00%, 05/01/44	(Call 05/01/24)	2,000	2,297,980
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,731,000
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	554,765
San Joaquin County Transportation Authority RB
Series A
5.50%, 03/01/41	(Call 03/01/21)	500	592,385
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/16	(ETM)	3,500	3,493,805
0.00%, 01/01/19	(ETM)	980	939,889
0.00%, 01/01/20	(ETM)	500	471,390
0.00%, 01/01/25	(ETM)	2,100	1,699,677
0.00%, 01/01/27	(ETM)	1,075	812,281
5.00%, 01/15/34	(Call 01/15/25)	1,000	1,104,140
5.00%, 01/15/50	(Call 01/15/25)	3,500	3,762,535

36	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
San Jose Financing Authority RB
Series A
5.00%, 06/01/39	(Call 06/01/23)	$1,850	$2,113,051
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	122,685
0.00%, 08/01/51		1,500	300,840
San Mateo County Community College District GO
Series B
5.00%, 09/01/38	(PR 09/01/16)	1,700	1,820,088
Series C
0.00%, 09/01/30	(NPFGC)	2,685	1,579,505
San Mateo Joint Powers Financing Authority RB
Series A
5.00%, 07/15/33	(Call 07/15/18)	750	835,755
San Mateo Union High School District GO
0.00%, 09/01/33		500	310,130
0.00%, 09/01/41	(Call 09/01/36)	460	302,938
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,500	724,920
Santa Barbara Secondary High School District GO
Series A
0.00%, 08/01/36		2,500	1,030,950
Santa Clara County Financing Authority RB
Series L
5.25%, 05/15/36	(Call 05/15/18)	1,500	1,666,065
Santa Clara Valley Transportation Authority RB
Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,400	1,527,708
Santa Monica Community College District GO
Series B
4.00%, 08/01/44	(Call 08/01/24)	1,500	1,552,440
Southern California Public Power Authority RB
0.00%, 07/01/15	(NPFGC)	700	699,202
5.00%, 07/01/26		1,500	1,845,300

Security		Principal (000s)	Value
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	$1,400	$1,674,988
5.00%, 07/01/30	(Call 07/01/20)	1,950	2,284,483
Series A
5.00%, 07/01/18		1,050	1,193,367
Southwestern Community College District GO
Series C
0.00%, 08/01/46		1,920	486,835
State of California Department of Water Resources Power Supply Revenue RB
Series F-3
5.00%, 05/01/21	(Call 05/01/18)	1,500	1,696,665
Series F-5
5.00%, 05/01/22	(Call 05/01/18)	2,125	2,401,930
Series G-4
5.00%, 05/01/16		1,250	1,320,450
Series H
5.00%, 05/01/21	(Call 05/01/18)	1,500	1,696,665
Series K
4.00%, 05/01/18		200	219,908
5.00%, 05/01/18		2,610	2,950,631
Series L
4.00%, 05/01/15		100	100,695
5.00%, 05/01/15		3,950	3,984,444
5.00%, 05/01/16		2,775	2,931,399
5.00%, 05/01/17		1,485	1,631,822
5.00%, 05/01/18		1,290	1,458,358
5.00%, 05/01/19		3,815	4,440,698
5.00%, 05/01/20		2,700	3,212,055
5.00%, 05/01/21	(Call 05/01/20)	2,555	3,044,768
5.00%, 05/01/22	(Call 05/01/20)	300	358,284
Series M
4.00%, 05/01/16		1,500	1,567,080
4.00%, 05/01/19		1,275	1,432,054
5.00%, 05/01/15		1,000	1,008,720
5.00%, 05/01/16		1,000	1,056,360
Series N
5.00%, 05/01/20		2,500	2,974,125
5.00%, 05/01/21		750	911,738
State of California Department of Water Resources RB
5.00%, 12/01/24	(PR 06/01/18)	635	720,490

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 12/01/24	(Call 06/01/18)	$15	$16,995
5.00%, 12/01/27	(PR 06/01/18)	485	550,296
5.00%, 12/01/27	(Call 06/01/18)	15	16,943
5.00%, 12/01/28	(PR 06/01/18)	670	760,202
5.00%, 12/01/28	(Call 06/01/18)	25	28,276
Series AS
5.00%, 12/01/24		2,700	3,425,193
5.00%, 12/01/26	(Call 12/01/24)	1,000	1,241,400
5.00%, 12/01/27	(Call 12/01/24)	1,000	1,228,600
5.00%, 12/01/28	(Call 12/01/24)	1,000	1,221,520
State of California GO
2.00%, 11/01/19		2,000	2,072,520
3.00%, 12/01/32	(Call 06/01/19)	1,365	1,462,420
3.50%, 10/01/17		1,000	1,074,130
4.00%, 08/01/15		600	609,990
4.00%, 09/01/17		295	319,957
4.00%, 09/01/20		500	569,850
4.00%, 12/01/26	(Call 06/01/16)	4,000	4,173,400
4.00%, 12/01/27	(Call 06/01/17)	5,155	5,516,417
4.00%, 11/01/44	(Call 11/01/24)	1,500	1,554,825
4.50%, 08/01/26	(Call 02/01/17)	1,850	1,977,354
4.50%, 08/01/27	(Call 02/01/17)	2,000	2,135,700
4.50%, 08/01/28	(Call 02/01/17) (AMBAC)	1,795	1,917,150
4.50%, 08/01/30	(Call 02/01/17)	3,000	3,191,640
4.75%, 04/01/18		280	313,051
5.00%, 03/01/15		500	500,275
5.00%, 04/01/15		2,500	2,511,600
5.00%, 09/01/15		480	492,005
5.00%, 11/01/15		1,305	1,348,339
5.00%, 12/01/15		2,275	2,359,903
5.00%, 02/01/16		3,330	3,478,451
5.00%, 04/01/16		1,640	1,725,542
5.00%, 05/01/16	(Call 05/01/15)	300	302,592
5.00%, 08/01/16		200	213,376
5.00%, 09/01/16		3,000	3,211,290
5.00%, 10/01/16		5,950	6,389,943
5.00%, 11/01/16	(AMBAC)	345	371,706
5.00%, 12/01/16		200	216,170
5.00%, 03/01/17	(PR 03/01/15)	25	25,014
5.00%, 03/01/17	(Call 03/01/15)	1,875	1,882,594
5.00%, 04/01/17		725	792,331
5.00%, 05/01/17	(Call 05/01/15)	550	554,747
5.00%, 06/01/17	(Call 06/01/15)	950	962,027

Security		Principal (000s)	Value
5.00%, 02/01/18		$1,500	$1,679,520
5.00%, 03/01/18		400	449,084
5.00%, 04/01/18		2,650	2,982,999
5.00%, 05/01/18	(Call 05/01/15)	1,620	1,633,948
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	200	220,016
5.00%, 08/01/18	(Call 02/01/17)	295	320,742
5.00%, 10/01/18		3,400	3,885,418
5.00%, 02/01/19		3,000	3,454,920
5.00%, 03/01/19	(Call 03/01/15)	3,300	3,313,299
5.00%, 03/01/19	(PR 03/01/15)	1,700	1,700,918
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,286,643
5.00%, 09/01/19		900	1,051,011
5.00%, 10/01/19		1,000	1,170,080
5.00%, 02/01/20		5,505	6,487,037
5.00%, 04/01/20	(Call 04/01/19)	5,460	6,413,378
5.00%, 09/01/20		1,500	1,788,930
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	500	557,610
5.00%, 12/01/20	(Call 12/01/16)	3,010	3,547,975
5.00%, 03/01/21	(Call 03/01/16)	1,300	1,360,918
5.00%, 08/01/21	(Call 08/01/15)	870	914,060
5.00%, 08/01/21	(PR 08/01/15)	30	30,624
5.00%, 09/01/21		2,000	2,428,060
5.00%, 10/01/21	(Call 10/01/19)	5,300	6,365,205
5.00%, 11/01/21	(Call 11/01/17)	250	278,665
5.00%, 12/01/21	(Call 12/01/16)	1,955	2,116,620
5.00%, 02/01/22		2,290	2,775,045
5.00%, 04/01/22		1,000	1,215,020
5.00%, 08/01/22	(Call 02/01/17)	320	347,232
5.00%, 09/01/22		1,000	1,222,550
5.00%, 11/01/22		1,000	1,225,380
5.00%, 12/01/22		1,000	1,226,790
5.00%, 08/01/23	(Call 02/01/17)	340	368,733
5.00%, 09/01/23	(Call 09/01/22)	5,000	6,038,700
5.00%, 10/01/23	(Call 03/30/15)	1,255	1,543,486
5.00%, 11/01/23		1,500	1,853,655
5.00%, 11/01/23	(Call 11/01/17) (NPFGC)	1,320	1,466,058
5.00%, 12/01/23		1,835	2,270,060
5.00%, 03/01/24	(Call 03/01/16)	1,000	1,045,980
5.00%, 08/01/24	(Call 02/01/17)	1,750	1,897,122
5.00%, 09/01/24	(Call 09/01/22)	2,000	2,431,020
5.00%, 10/01/24	(Call 04/01/18)	5,815	6,569,496

38	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 12/01/24	(Call 12/01/17)	$2,420	$2,628,183
5.00%, 08/01/25	(Call 02/01/17)	3,850	4,169,011
5.00%, 08/01/25	(Call 08/01/15) (AGM)	1,000	1,020,580
5.00%, 10/01/25	(Call 04/01/18)	500	563,890
5.00%, 11/01/25	(Call 11/01/23)	5,545	6,750,538
5.00%, 12/01/25	(Call 12/01/16)	2,800	3,020,108
5.00%, 10/01/26	(Call 10/01/24)	2,000	2,449,000
5.00%, 11/01/26	(Call 11/01/17)	625	688,894
5.00%, 02/01/27	(AMBAC)	550	691,955
5.00%, 05/01/27	(Call 05/01/15)	500	504,155
5.00%, 06/01/27	(Call 06/01/17) (NPFGC-FGIC)	2,000	2,180,200
5.00%, 08/01/27	(Call 08/01/15) (AGM)	1,000	1,019,680
5.00%, 10/01/27	(Call 10/01/24)	2,000	2,417,960
5.00%, 11/01/27	(Call 11/01/23)	2,300	2,738,380
5.00%, 03/01/28	(Call 03/01/16)	2,400	2,501,976
5.00%, 08/01/28	(Call 08/01/18)	250	284,338
5.00%, 09/01/28	(Call 09/01/23)	1,000	1,179,390
5.00%, 10/01/28	(Call 10/01/24)	2,000	2,397,700
5.00%, 10/01/29	(Call 10/01/24)	19,620	22,554,101
5.00%, 11/01/29	(Call 11/01/23)	2,500	2,935,750
5.00%, 10/01/30	(Call 10/01/24)	1,200	1,420,752
5.00%, 02/01/31	(Call 02/01/22)	2,000	2,298,380
5.00%, 09/01/31	(Call 09/01/16)	525	556,579
5.00%, 10/01/31	(Call 10/01/24)	2,540	2,995,549
5.00%, 12/01/31	(Call 12/01/23)	1,500	1,748,415
5.00%, 02/01/32	(Call 03/30/15)	2,145	2,454,855
5.00%, 06/01/32	(Call 06/01/17)	3,020	3,288,659
5.00%, 11/01/32	(Call 11/01/17)	6,505	7,188,936
5.00%, 02/01/33	(Call 03/30/15)	3,105	3,532,522
5.00%, 08/01/33	(PR 08/01/15)	650	663,520
5.00%, 08/01/33	(Call 08/01/24)	2,000	2,337,060
5.00%, 10/01/33	(Call 10/01/24)	2,500	2,904,050
5.00%, 08/01/35	(Call 08/01/24)	1,980	2,301,295
5.00%, 09/01/35	(Call 09/01/16)	720	761,854
5.00%, 09/01/36	(Call 09/01/22)	1,050	1,195,583
5.00%, 06/01/37	(Call 06/01/17)	6,000	6,519,660
5.00%, 11/01/37	(Call 11/01/17)	10,270	11,321,032
5.00%, 12/01/37	(Call 12/01/17)	2,565	2,835,531
5.00%, 02/01/38	(Call 02/01/23)	4,325	4,911,162
5.00%, 04/01/38	(Call 04/01/18)	2,835	3,168,594
5.00%, 09/01/41	(Call 09/01/21)	3,970	4,473,952

Security		Principal (000s)	Value
5.00%, 10/01/41	(Call 10/01/21)	$4,750	$5,359,900
5.00%, 04/01/42	(Call 04/01/22)	2,000	2,275,760
5.00%, 09/01/42	(Call 09/01/22)	7,500	8,588,850
5.00%, 04/01/43	(Call 04/01/23)	7,000	7,956,200
5.00%, 11/01/43	(Call 11/01/23)	5,620	6,435,968
5.00%, 05/01/44	(Call 05/01/24)	1,000	1,146,410
5.13%, 03/01/25	(Call 03/01/18)	560	632,274
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,346,042
5.25%, 02/01/20		1,105	1,315,282
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,368,812
5.25%, 10/01/21	(Call 10/01/19)	1,000	1,182,960
5.25%, 09/01/22		300	372,009
5.25%, 02/01/23		250	310,563
5.25%, 09/01/23	(Call 09/01/21)	2,390	2,897,732
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,411,240
5.25%, 09/01/25	(Call 09/01/21)	250	299,710
5.25%, 10/01/29	(Call 10/01/19)	3,800	4,446,912
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,176,700
5.25%, 03/01/30	(Call 03/01/20)	500	579,705
5.25%, 08/01/32	(AGM)	2,955	3,620,998
5.25%, 04/01/35	(Call 04/01/22)	2,000	2,331,440
5.25%, 03/01/38	(Call 03/01/18)	5,750	6,465,760
5.50%, 04/01/18		2,815	3,211,605
5.50%, 04/01/19		155	182,266
5.50%, 04/01/21	(Call 04/01/19)	315	369,646
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,333,860
5.50%, 08/01/30	(Call 08/01/18)	485	558,182
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,183,500
5.50%, 11/01/39	(Call 11/01/19)	6,110	7,206,928
5.50%, 03/01/40	(Call 03/01/20)	2,000	2,346,780
5.60%, 03/01/36	(Call 03/01/20)	595	700,690
5.75%, 04/01/27	(Call 04/01/19)	1,000	1,174,680
5.75%, 04/01/28	(Call 04/01/19)	1,700	1,993,981
5.75%, 04/01/31	(Call 04/01/19)	2,200	2,587,178
6.00%, 02/01/18	(AMBAC)	1,000	1,149,790
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,215,910
6.00%, 04/01/35	(Call 04/01/19)	430	516,017
6.00%, 11/01/35	(Call 11/01/19)	235	287,478
6.00%, 04/01/38	(Call 04/01/19)	13,000	15,601,170
6.00%, 11/01/39	(Call 11/01/19)	500	613,965
6.50%, 04/01/33	(Call 04/01/19)	6,570	8,019,013
Series A
4.25%, 07/01/17		1,080	1,174,802
4.60%, 07/01/19		2,000	2,317,340

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 07/01/17		$625	$690,625
5.00%, 07/01/18	(ETM)	3,310	3,763,139
5.00%, 07/01/18		955	1,087,439
5.00%, 07/01/19		1,300	1,528,397
5.00%, 07/01/20	(PR 07/01/19)	2,930	3,436,568
5.00%, 07/01/22	(Call 07/01/16)	6,015	6,382,095
5.25%, 07/01/21	(PR 07/01/19)	1,270	1,503,058
5.25%, 07/01/21	(Call 07/01/19)	730	863,962
Torrance Unified School District GO
4.00%, 08/01/40	(Call 08/01/24)	1,000	1,027,690
Turlock Irrigation District RB
Series A
5.00%, 01/01/40	(Call 01/01/20)	1,000	1,106,160
University of California RB
Series AF
5.00%, 05/15/16		2,450	2,594,011
5.00%, 05/15/29	(Call 05/15/23)	1,530	1,806,241
5.00%, 05/15/36	(Call 05/15/23)	2,500	2,871,425
5.00%, 05/15/39	(Call 05/15/23)	2,750	3,130,600
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,060	1,235,144
5.00%, 05/15/38	(Call 05/15/23)	5,000	5,735,000
Series AK
5.00%, 05/15/48		4,600	5,665,038
Series AM
5.00%, 05/15/44	(Call 05/15/24)	415	475,980
Series D
5.00%, 05/15/41	(Call 05/15/16) (NPFGC-FGIC)	3,395	3,595,067
Series G
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,177,140
5.00%, 05/15/37	(Call 05/15/22)	2,750	3,119,655
Series J
4.50%, 05/15/26	(Call 05/15/15) (AGM)	1,500	1,528,440
4.50%, 05/15/31	(Call 05/15/15) (AGM)	2,000	2,036,120
4.50%, 05/15/35	(Call 05/15/15) (AGM)	1,220	1,242,033
Series Q
5.00%, 05/15/21	(Call 05/15/17)	300	332,475
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(Call 08/01/18)	905	1,039,058

Security		Principal (000s)	Value
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	$1,810	$2,041,970
West Valley-Mission Community College District GO
Series B
4.00%, 08/01/40	(Call 08/01/25)	1,750	1,847,807
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	500	175,525
William S Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)	500	229,880
Series C
0.00%, 08/01/37	(Call 08/01/23)	1,500	516,780
4.00%, 08/01/38	(Call 08/01/23)	3,100	3,216,808
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	1,000	1,129,990

			1,019,864,830
COLORADO — 0.76%
Board of Governors of Colorado State University System RB
Series A
5.00%, 03/01/38	(Call 03/01/22) (HERBIP)	500	563,815
City & County of Denver CO Airport System Revenue RB
Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,174,340
5.25%, 11/15/36	(Call 11/15/19)	200	227,746
Series B
5.00%, 11/15/32	(Call 11/15/22)	2,335	2,701,478
5.00%, 11/15/43	(Call 11/15/23)	3,250	3,643,922
City of Aurora CO Water Revenue RB
Series A
5.00%, 08/01/39	(Call 08/01/17) (AMBAC)	1,000	1,086,130
Colorado Higher Education COP
5.25%, 11/01/23	(PR 11/01/18)	500	577,510

40	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC)	$540	$691,216
Series B
3.00%, 12/01/29	(Call 12/01/22) (SAW)	1,000	982,370
5.00%, 12/01/31	(Call 12/01/22) (SAW)	2,000	2,332,260
E-470 Public Highway Authority RB
Series A
0.00%, 09/01/40		850	288,745
0.00%, 09/01/41		1,000	323,090
Series B
0.00%, 09/01/16	(NPFGC)	765	750,649
0.00%, 09/01/19	(NPFGC)	435	395,176
0.00%, 09/01/20	(NPFGC)	665	590,314
0.00%, 09/01/23	(NPFGC)	165	130,776
0.00%, 09/01/24	(NPFGC)	1,165	874,647
0.00%, 09/01/29	(NPFGC)	2,500	1,474,850
Jefferson County School District R-1 GO
5.00%, 12/15/18	(SAW)	500	572,745
Regional Transportation District COP
Series A
5.38%, 06/01/31	(Call 06/01/20)	500	577,635
Regional Transportation District RB
Series A
4.50%, 11/01/34	(Call 11/01/17) (AGM)	3,475	3,729,509
5.00%, 11/01/27		1,500	1,852,455
5.00%, 11/01/28		1,500	1,858,620
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	2,000	2,151,320
State of Colorado COP
Series G
5.00%, 03/15/32	(Call 03/15/21)	1,000	1,138,730
State of Colorado Department of Transportation RB
Series B
5.00%, 12/15/15	(NPFGC-FGIC)	2,510	2,607,915

Security		Principal (000s)	Value
University of Colorado RB
Series A
5.00%, 06/01/43	(Call 06/01/23)	$1,000	$1,133,600

			34,431,563
CONNECTICUT — 1.20%
Connecticut State Health & Educational Facility Authority RB
Series A
0.80%, 07/01/48		1,500	1,503,840
Series A-4
1.20%, 07/01/49		3,000	2,996,190
State of Connecticut GO
Series A
5.00%, 01/01/16		4,200	4,367,790
5.00%, 10/15/17		2,000	2,218,760
5.00%, 10/15/21		2,000	2,405,520
5.00%, 10/15/24	(Call 10/15/23)	1,775	2,153,093
5.00%, 02/15/25	(Call 02/15/19)	2,660	3,036,683
Series B
5.00%, 05/01/15		3,000	3,026,040
5.00%, 05/01/16		500	527,405
5.00%, 05/15/21		2,000	2,386,860
5.25%, 06/01/20	(AMBAC)	690	820,796
Series C
5.00%, 12/01/15		1,500	1,555,080
5.00%, 12/15/16		1,000	1,081,260
5.00%, 06/01/23	(Call 06/01/22)	1,000	1,201,680
5.50%, 12/15/15		275	286,701
Series D
5.00%, 11/01/19		1,000	1,165,200
5.00%, 10/01/22	(Call 10/01/20)	2,000	2,358,060
5.00%, 11/01/25	(Call 11/01/16)	1,500	1,611,945
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,310,500
Series E
4.00%, 09/15/27	(Call 09/15/22)	500	542,825
5.00%, 12/15/16		1,500	1,621,890
5.00%, 12/15/18	(Call 12/15/16)	230	249,152
State of Connecticut Special Tax Revenue RB
5.00%, 11/01/19		1,000	1,171,150
Series A
5.00%, 10/01/24	(Call 10/01/23)	2,000	2,436,300
5.00%, 09/01/28	(Call 09/01/24)	1,000	1,191,470

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 01/01/29	(Call 01/01/23)	$2,000	$2,323,160
5.00%, 09/01/31	(Call 09/01/24)	1,000	1,173,460
5.00%, 09/01/32	(Call 09/01/24)	2,000	2,339,680
State of Connecticut Special Tax Revenue ST
Series 1
5.00%, 02/01/17		500	542,535
5.00%, 02/01/19		3,000	3,449,520

			54,054,545
DELAWARE — 0.01%
State of Delaware GO
Series 2009C
5.00%, 10/01/16		500	537,225

			537,225
DISTRICT OF COLUMBIA — 1.19%
District of Columbia GO
Series 2013A
5.00%, 06/01/30	(Call 06/01/23)	1,500	1,750,245
Series A
4.50%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	3,600	3,832,524
5.00%, 06/01/29	(Call 06/01/23)	3,000	3,515,010
Series B
5.25%, 06/01/20	(XLCA)	1,000	1,197,640
Series C
5.00%, 06/01/16	(AGM)	1,000	1,059,390
5.00%, 06/01/35	(Call 06/01/24)	2,215	2,580,541
5.00%, 06/01/38	(Call 06/01/24)	1,000	1,158,880
District of Columbia RB
5.25%, 04/01/34	(Call 10/01/18)	1,000	1,126,180
Series A
5.00%, 12/01/23	(Call 06/01/20)	1,250	1,471,313
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,174,280
5.00%, 12/01/26	(Call 06/01/20)	500	585,690
5.00%, 12/01/27	(Call 06/01/20)	1,500	1,757,070
5.00%, 12/01/31	(Call 06/01/20)	500	578,260
5.25%, 12/01/34	(Call 12/01/19)	1,370	1,590,529
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	467,500
Series B-1
5.00%, 02/01/31	(Call 02/01/16) (NPFGC-FGIC)	1,000	1,031,930

Security		Principal (000s)	Value
Series C
5.00%, 12/01/24	(Call 12/01/22)	$1,000	$1,207,720
5.00%, 12/01/30	(Call 12/01/22)	2,000	2,330,720
5.00%, 12/01/35	(Call 12/01/22)	1,000	1,146,460
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,860,850
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23	(AGM)	240	294,485
Series A
5.00%, 10/01/44	(Call 10/01/23)	1,165	1,325,199
5.50%, 10/01/39	(Call 10/01/18)	1,000	1,130,540
6.00%, 10/01/35	(PR 10/01/18)	500	589,985
Series C
5.00%, 10/01/44	(Call 10/01/24)	5,700	6,562,068
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
5.00%, 10/01/53	(Call 04/01/22)	2,000	2,127,240
Series A
0.00%, 10/01/37		4,000	1,412,640
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,462,375
Metropolitan Washington Airports Authority RB
Series A
5.00%, 10/01/35	(Call 10/01/20)	1,000	1,146,610
Series C
5.13%, 10/01/39	(Call 10/01/18)	3,475	3,880,845
Washington Convention & Sports Authority RB
Series A
4.50%, 10/01/30	(Call 10/01/16) (AMBAC)	200	203,070

			53,557,789
FLORIDA — 3.34%
Broward County FL Water & Sewer Utility Revenue RB
Series A
5.25%, 10/01/34	(Call 10/01/18)	500	562,420
Broward County School Board/FL COP
Series A
5.00%, 07/01/21		1,000	1,193,370

42	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
City of Cape Coral FL Water & Sewer Revenue RB
Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	$1,000	$1,102,470
City of Clearwater FL Water & Sewer Revenue RB
Series A
5.25%, 12/01/39	(Call 12/01/19)	1,000	1,139,830
City of Gainesville FL Utilities System Revenue RB
Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	1,250	1,286,050
City of Tallahassee FL RB
5.00%, 10/01/37	(Call 10/01/17)	2,750	3,007,977
County of Broward FL Airport System Revenue RB
Series O
5.38%, 10/01/29	(Call 10/01/19)	1,560	1,789,616
Series Q-1
5.00%, 10/01/42	(Call 10/01/22)	1,000	1,110,510
County of Miami-Dade FL Aviation Revenue RB
Series A
5.38%, 10/01/35	(Call 10/01/20)	2,000	2,319,920
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,593,880
Series B
5.00%, 10/01/37	(Call 10/01/24)	2,500	2,840,400
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,089,360
5.00%, 10/01/41	(Call 10/01/18) (AGM)	2,140	2,368,809
County of Miami-Dade FL GO
5.00%, 07/01/41	(Call 07/01/20)	1,000	1,143,690
Series B-1
5.63%, 07/01/38	(Call 07/01/18)	1,000	1,135,990
County of Miami-Dade FL RB
Series A
5.00%, 10/01/29	(Call 10/01/22)	1,000	1,134,900
Series B
5.00%, 10/01/35	(Call 10/01/22) (AGM)	1,450	1,627,813
5.00%, 10/01/35	(Call 10/01/15) (NPFGC)	1,125	1,153,507

Security		Principal (000s)	Value
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
5.00%, 07/01/42	(Call 07/01/22)	$5,430	$6,083,881
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,974,149
Series C
5.38%, 10/01/24	(Call 10/01/18)	2,500	2,837,575
County of Miami-Dade Seaport Department RB
Series A
6.00%, 10/01/38	(Call 10/01/23)	1,000	1,221,520
County of Palm Beach FL RB
5.00%, 05/01/38	(Call 05/01/18)	3,000	3,311,520
County of Seminole FL Water & Sewer Revenue RB
5.00%, 10/01/31	(Call 10/01/16)	600	636,948
5.00%, 10/01/36	(Call 10/01/16)	2,020	2,143,725
Florida Municipal Power Agency RB
Series A
5.00%, 10/01/31	(Call 10/01/18)	450	498,942
5.25%, 10/01/19		1,000	1,166,340
5.25%, 10/01/20	(Call 10/01/18)	1,875	2,145,506
5.25%, 10/01/21	(Call 10/01/18)	180	205,490
Florida’s Turnpike Enterprise RB
Series A
4.75%, 07/01/31	(Call 07/01/16) (NPFGC)	350	370,402
5.00%, 07/01/32	(Call 07/01/17)	1,000	1,096,320
Series B
5.00%, 07/01/16		2,000	2,124,900
Hillsborough County School Board COP
Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,839,650
JEA Electric System Revenue RB
Series Three 2010D
5.00%, 10/01/38	(Call 04/01/20)	2,500	2,825,275
Series Three 2012B
5.00%, 10/01/39	(Call 10/01/21)	2,000	2,225,000

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
JEA Water & Sewer System Revenue RB
Series A
5.00%, 10/01/31	(Call 04/01/21)	$1,000	$1,162,810
Miami-Dade County Expressway Authority RB
5.00%, 07/01/39	(Call 07/01/16) (AMBAC)	1,000	1,050,380
Series A
5.00%, 07/01/35	(Call 07/01/20) (AGM)	975	1,096,690
5.00%, 07/01/40	(Call 07/01/20)	2,000	2,204,860
5.00%, 07/01/44	(Call 07/01/24)	1,000	1,117,790
Series B
5.00%, 07/01/26	(Call 07/01/24)	1,000	1,185,640
Miami-Dade County School Board Foundation Inc. COP
Series A
4.00%, 08/01/29	(Call 08/01/22)	1,000	1,033,360
5.00%, 05/01/30	(Call 05/01/25)	1,000	1,144,970
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	1,400	1,504,692
5.25%, 02/01/27	(Call 02/01/19) (AGM)	2,690	2,956,364
Series B
5.25%, 05/01/31	(Call 05/01/18) (AGM)	2,250	2,481,840
Miami-Dade County School Board Foundation Inc. GO
5.00%, 03/15/43	(Call 03/15/23)	2,000	2,225,160
Orange County School Board COP
Series A
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	2,500	2,763,750
Orlando Utilities Commission RB
5.00%, 10/01/18	(Call 10/01/16)	1,500	1,614,465
Series A
5.00%, 10/01/22		1,000	1,223,000
5.00%, 10/01/25		1,500	1,887,285
Series B
5.00%, 10/01/33	(Call 04/01/19)	500	565,890
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22		500	601,415

Security		Principal (000s)	Value
Series A
5.00%, 07/01/35	(Call 07/01/20)	$2,000	$2,249,620
5.00%, 07/01/40	(Call 07/01/20)	2,500	2,814,200
Palm Beach County School District COP
Series C
4.50%, 08/01/27	(Call 08/01/17) (AMBAC)	300	321,492
Series E
5.00%, 08/01/32	(Call 08/01/17) (NPFGC)	500	541,940
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,182,600
5.00%, 10/01/31	(Call 10/01/21)	2,890	3,340,984
5.50%, 10/01/22	(Call 10/01/19) (BHAC)	220	261,127
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/38	(Call 06/01/23)	1,000	1,128,940
St. Johns River Power Park RB
Series 21
5.00%, 10/01/20	(Call 04/01/15) (NPFGC)	500	502,295
Series 23
5.00%, 10/01/15		200	205,774
5.00%, 10/01/18		500	570,240
State Board of Administration Finance Corp. RB
Series A
5.00%, 07/01/15		2,035	2,069,046
5.00%, 07/01/16		5,040	5,351,926
State of Florida GO
5.00%, 01/01/16		2,400	2,498,184
Series A
5.00%, 06/01/16		2,145	2,272,949
5.00%, 06/01/17		1,360	1,495,687
5.00%, 06/01/17	(Call 06/01/15) (NPFGC-FGIC)	1,000	1,022,760
5.00%, 06/01/18		2,500	2,829,350
5.00%, 06/01/21	(Call 06/01/20)	500	596,185
5.00%, 06/01/22		2,000	2,441,380
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,143,520

44	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series C
5.00%, 06/01/22	(Call 06/01/19)	$1,500	$1,736,085
5.00%, 06/01/25	(Call 06/01/15) (GTD)	1,455	1,487,490
Series D
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,168,920
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,250,960
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,379,371
Series F
4.00%, 06/01/19		100	112,090
5.00%, 06/01/31	(Call 06/01/21)	1,000	1,160,390
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,000	1,126,700
State of Florida Lottery Revenue RB
Series E
5.00%, 07/01/17		1,590	1,752,228
5.00%, 07/01/20		1,000	1,182,210
Tampa Bay Water RB
5.00%, 10/01/38	(Call 10/01/18)	2,000	2,236,760
Series A
5.00%, 10/01/16		500	536,515
Series B
5.00%, 10/01/19		1,000	1,166,660
Tampa-Hillsborough County Expressway Authority RB
Series A
5.00%, 07/01/37	(Call 07/01/22)	2,000	2,233,880

			150,498,474
GEORGIA — 2.32%
City of Atlanta Department of Aviation RB
Series 2014A
5.00%, 01/01/29	(Call 01/01/24)	1,000	1,161,060
Series A
5.00%, 01/01/19		1,125	1,286,955
5.00%, 01/01/21		1,000	1,181,000
Series B
5.00%, 01/01/16		1,500	1,560,840
5.00%, 01/01/17		1,000	1,082,700
5.00%, 01/01/18		1,185	1,322,543
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,167,520
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,512,049
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,119,600

Security		Principal (000s)	Value
Series C
5.25%, 01/01/30	(Call 01/01/21)	$1,835	$2,131,573
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/33		3,000	3,474,270
5.00%, 11/01/40		3,000	3,426,570
Series A
5.50%, 11/01/15	(NPFGC-FGIC)	500	518,055
5.50%, 11/01/18	(NPFGC-FGIC)	100	115,983
6.00%, 11/01/26	(Call 11/01/19)	1,000	1,207,920
6.00%, 11/01/27	(Call 11/01/19)	1,000	1,204,670
6.00%, 11/01/28	(Call 11/01/19)	2,320	2,784,232
6.25%, 11/01/39	(Call 11/01/19)	2,750	3,302,255
County of DeKalb GA Water & Sewerage Revenue RB
Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	2,190	2,655,112
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/16		2,000	2,116,160
5.00%, 06/01/17		2,000	2,193,360
5.00%, 06/01/18	(AGM)	1,000	1,126,230
5.00%, 06/01/19		1,300	1,501,747
Gwinnett County School District GO
4.00%, 02/01/32	(Call 08/01/25)	1,000	1,091,770
Series A
4.00%, 10/01/15		2,925	2,992,509
4.00%, 10/01/16		1,010	1,068,641
Metropolitan Atlanta Rapid Transit Authority RB
Series B
5.00%, 07/01/27	(Call 07/01/17) (AGM)	25	27,227
5.00%, 07/01/28	(Call 07/01/17) (AGM)	950	1,030,788
5.00%, 07/01/37	(Call 07/01/17) (AGM)	4,400	4,767,224
Municipal Electric Authority of Georgia RB
Series A
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,167,620
5.25%, 01/01/17		500	543,545

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series D
5.75%, 01/01/19	(Call 07/01/18)	$3,315	$3,835,157
5.75%, 01/01/20	(Call 07/01/18)	500	577,670
Municipal Gas Authority of Georgia RB
4.00%, 10/01/16		2,000	2,114,460
Private Colleges & Universities Authority RB
Series A
5.00%, 10/01/43	(Call 10/01/23)	2,000	2,286,340
State of Georgia GO
5.00%, 07/01/17	(Call 07/01/15)	1,000	1,016,930
5.00%, 10/01/17	(Call 10/01/16)	2,500	2,689,100
Series A
5.00%, 07/01/16		1,000	1,063,290
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,187,050
Series A-1
5.00%, 02/01/16		2,000	2,089,160
5.00%, 02/01/21		3,835	4,619,027
Series A-2
5.00%, 02/01/25	(Call 02/01/24)	2,000	2,483,360
Series B
4.50%, 03/01/21	(PR 03/01/16)	500	521,815
5.00%, 07/01/15		1,000	1,016,830
5.00%, 07/01/18	(Call 07/01/15)	1,215	1,235,509
5.00%, 03/01/19	(PR 03/01/16)	3,800	3,984,946
5.00%, 07/01/19	(Call 07/01/15)	1,000	1,016,830
5.00%, 01/01/20	(Call 01/01/19)	2,500	2,884,375
5.00%, 01/01/24	(Call 01/01/19)	1,000	1,144,770
Series C
4.00%, 10/01/23	(Call 10/01/22)	2,000	2,299,500
5.00%, 07/01/20	(Call 07/01/17)	3,725	4,110,388
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,157,870
Series E-2
4.00%, 09/01/16		1,000	1,055,370
4.00%, 09/01/18		1,200	1,327,236
4.50%, 09/01/15		800	817,928
Series I
5.00%, 07/01/18		1,000	1,135,120
5.00%, 07/01/20		4,500	5,363,370

			104,875,129

Security		Principal (000s)	Value
HAWAII — 0.93%
City & County of Honolulu HI Wastewater System Revenue RB
Series A
5.00%, 07/01/36	(Call 07/01/16) (NPFGC)	$2,800	$2,945,712
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,129,510
State of Hawaii Airports System Revenue RB
Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	4,018,940
State of Hawaii GO
5.00%, 08/01/26		2,500	3,057,475
Series DG
5.00%, 07/01/15	(AMBAC)	1,200	1,220,244
Series DJ
5.00%, 04/01/25	(PR 04/01/17) (AMBAC)	860	939,584
5.00%, 04/01/25	(Call 04/01/17) (AMBAC)	140	152,666
5.00%, 04/01/27	(PR 04/01/17) (AMBAC)	1,500	1,638,810
Series DQ
5.00%, 06/01/22	(Call 06/01/19)	500	577,195
5.00%, 06/01/29	(Call 06/01/19)	1,450	1,662,483
Series DY
5.00%, 02/01/18		1,410	1,581,949
5.00%, 02/01/19		2,130	2,453,611
Series DZ
5.00%, 12/01/20		750	895,208
5.00%, 12/01/23	(Call 12/01/21)	1,000	1,214,050
5.00%, 12/01/25	(Call 12/01/21)	2,000	2,411,060
5.00%, 12/01/28	(Call 12/01/21)	2,500	2,984,200
5.00%, 12/01/29	(Call 12/01/21)	1,000	1,169,200
5.00%, 12/01/30	(Call 12/01/21)	750	876,405
5.00%, 12/01/31	(Call 12/01/21)	1,500	1,745,970
Series EA
5.00%, 12/01/20		500	597,415
Series EE
5.00%, 11/01/29	(Call 11/01/22)	1,300	1,516,827
Series EF
5.00%, 11/01/17		1,500	1,674,600
5.00%, 11/01/22		1,000	1,224,450

46	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series EH
5.00%, 08/01/33	(Call 08/01/23)	$500	$580,025
Series EO
5.00%, 08/01/24		1,000	1,244,600
5.00%, 08/01/29	(Call 08/01/24)	1,000	1,195,810
Series EP
5.00%, 08/01/22		1,000	1,219,990

			41,927,989
ILLINOIS — 4.81%
Chicago Board of Education GO
Series A
5.00%, 12/01/41	(Call 12/01/21)	2,800	2,826,964
5.00%, 12/01/42	(Call 12/01/22)	2,000	2,020,360
5.50%, 12/01/26	(NPFGC-FGIC)	1,000	1,144,630
Series C
5.00%, 12/01/27	(Call 12/01/18) (AGM)	3,600	3,931,848
5.25%, 12/01/26	(Call 12/01/18)	145	153,652
Series F
5.00%, 12/01/31	(Call 12/01/20)	525	535,752
Chicago Midway International Airport RB
Series 2014B
5.00%, 01/01/35	(Call 01/01/24)	2,000	2,239,340
Chicago O’Hare International Airport RB
5.75%, 01/01/43	(Call 01/01/23)	1,000	1,124,650
Series A
5.00%, 01/01/19	(Call 01/01/16) (AMBAC)	1,400	1,456,784
5.00%, 01/01/21	(Call 01/01/16) (AMBAC)	500	520,150
5.00%, 01/01/33	(Call 01/01/16) (NPFGC-FGIC)	1,500	1,559,400
5.00%, 01/01/38	(Call 01/01/18) (AGM)	500	541,120
5.75%, 01/01/39	(Call 01/01/21)	500	578,715
Series B
5.00%, 01/01/19	(Call 01/01/17) (AGM)	1,270	1,370,863
5.00%, 01/01/20	(Call 01/01/17) (AGM)	810	874,330
5.25%, 01/01/17	(NPFGC)	1,050	1,139,618
5.25%, 01/01/18	(NPFGC)	820	917,236

Security		Principal (000s)	Value
Series C
5.25%, 01/01/35	(Call 01/01/20) (AGM)	$3,500	$3,956,925
6.50%, 01/01/41	(Call 01/01/21)	1,560	1,902,966
Series D
5.00%, 01/01/44	(Call 01/01/23)	1,685	1,855,775
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,075,030
5.00%, 01/01/40	(Call 01/01/20)	610	651,260
Chicago Park District GO
Series C
5.25%, 01/01/40	(Call 01/01/21)	1,000	1,087,320
Chicago Transit Authority RB
5.00%, 06/01/19	(PR 12/01/16) (AMBAC)	55	59,436
5.00%, 06/01/19	(Call 12/01/16) (AMBAC)	270	288,951
5.00%, 12/01/44	(Call 12/01/24) (AGM)	1,000	1,136,360
5.25%, 12/01/49	(Call 12/01/24)	2,500	2,852,500
City of Chicago IL GO
Series A
5.00%, 01/01/24	(Call 01/01/16) (AGM)	2,500	2,579,975
5.00%, 01/01/26	(Call 01/01/20) (AGM)	1,000	1,087,160
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	1,103,650
5.00%, 01/01/29	(Call 01/01/17) (NPFGC-FGIC)	900	939,456
5.00%, 01/01/33	(Call 01/01/22)	3,365	3,425,267
5.00%, 01/01/35	(Call 01/01/24)	2,000	2,039,980
5.00%, 01/01/40	(Call 01/01/21)	1,000	1,009,010
City of Chicago IL RB
Series A
5.00%, 01/01/41	(Call 01/01/22)	2,000	2,128,460
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39	(Call 01/01/24)	2,000	2,185,040
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,072,300
City of Chicago IL Waterworks Revenue RB
5.00%, 11/01/42	(Call 11/01/22)	2,500	2,736,350
5.25%, 11/01/38	(Call 11/01/18)	1,000	1,090,050

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Cook County Community College District No. 508 GO
5.25%, 12/01/43	(Call 12/01/23)	$1,075	$1,214,965
County of Cook IL GO
Series A
4.75%, 11/15/30	(Call 05/15/16) (AMBAC)	500	515,085
4.75%, 11/15/31	(Call 05/15/16) (AMBAC)	535	543,004
5.00%, 11/15/19		500	570,695
5.00%, 11/15/26	(Call 05/15/16) (AMBAC)	1,575	1,641,197
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,161,730
5.25%, 11/15/28	(Call 11/15/21)	500	567,875
Series C
5.00%, 11/15/29	(Call 11/15/22)	1,250	1,404,538
Illinois Finance Authority RB
Series A
5.00%, 10/01/38	(Call 10/01/24)	2,000	2,298,900
5.25%, 10/01/52	(Call 04/01/23)	1,000	1,134,520
Illinois Municipal Electric Agency RB
Series 2006
5.00%, 02/01/31	(Call 02/01/16) (NPFGC)	1,000	1,034,550
Series A
5.00%, 02/01/35	(Call 02/01/17) (NPFGC-FGIC)	2,700	2,879,928
Illinois State Toll Highway Authority RB
Series A
5.00%, 01/01/18	(PR 07/01/15) (AGM)	1,850	1,880,488
5.00%, 12/01/19		3,300	3,854,631
5.00%, 01/01/21	(PR 07/01/15) (AGM)	1,000	1,016,480
5.00%, 01/01/22	(PR 07/01/15) (AGM)	500	508,240
5.00%, 12/01/22		1,000	1,210,760
5.00%, 01/01/23	(PR 07/01/15) (AGM)	1,225	1,245,188
5.00%, 01/01/38	(Call 01/01/23)	1,000	1,122,480
Series A-1
5.00%, 01/01/23	(Call 07/01/16) (AGM)	50	53,060

Security		Principal (000s)	Value
5.00%, 01/01/24	(Call 07/01/16) (AGM)	$2,700	$2,865,213
5.00%, 01/01/26	(PR 07/01/16) (AGM)	6,970	7,396,494
5.00%, 01/01/28	(Call 01/01/20)	1,000	1,135,360
5.00%, 01/01/31	(Call 01/01/20)	700	788,550
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	2,800	2,971,332
5.00%, 01/01/28	(PR 07/01/16) (AGM)	1,800	1,910,142
5.00%, 01/01/31	(PR 07/01/16) (AGM)	7,480	7,937,701
Series B
5.00%, 12/01/17		1,000	1,117,170
5.00%, 01/01/37	(Call 01/01/24)	2,500	2,823,600
5.50%, 01/01/33	(Call 01/01/18)	1,000	1,105,350
Series C
5.00%, 01/01/36	(Call 01/01/25)	2,000	2,274,700
Series D
5.00%, 01/01/22		3,915	4,684,846
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC-FGIC)	1,000	948,500
0.00%, 06/15/28	(NPFGC)	3,435	2,026,032
Series A
0.00%, 12/15/15	(NPFGC)	470	468,280
0.00%, 12/15/22	(NPFGC)	340	270,018
0.00%, 06/15/31	(NPFGC)	1,035	520,646
0.00%, 12/15/34	(NPFGC)	3,000	1,250,190
0.00%, 06/15/36	(NPFGC)	2,800	1,069,460
0.00%, 06/15/37	(NPFGC)	415	150,193
0.00%, 06/15/40	(NPFGC)	3,500	1,088,535
5.50%, 06/15/29	(NPFGC-FGIC)	2,000	2,385,300
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,202,020
Series B
0.00%, 06/15/26	(AGM)	2,000	1,323,520
0.00%, 06/15/27	(AGM)	1,000	626,560
0.00%, 06/15/43	(AGM)	2,000	537,100
0.00%, 06/15/45	(AGM)	500	121,280
0.00%, 06/15/46	(AGM)	1,600	369,248
0.00%, 12/15/51		8,800	1,450,944
5.00%, 12/15/22	(Call 06/15/17)	1,000	1,092,660

48	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 06/15/50	(Call 06/15/20)	$1,500	$1,590,030
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,611,630
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26	(Call 06/01/16)	1,000	1,056,850
5.00%, 12/01/27	(Call 06/01/16)	875	924,298
5.00%, 12/01/29	(Call 06/01/16)	1,350	1,421,482
5.00%, 12/01/35	(PR 12/01/16)	3,295	3,557,743
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,500	1,619,610
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	812,112
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,135,810
Series C
5.25%, 12/01/32		780	954,704
Regional Transportation Authority RB
5.75%, 06/01/21	(AGM)	500	613,505
5.75%, 06/01/23	(AGM)	1,000	1,253,780
State of Illinois GO
3.00%, 02/01/16		1,000	1,021,460
5.00%, 01/01/17	(AGM)	1,500	1,606,500
5.00%, 01/01/18		1,190	1,299,266
5.00%, 07/01/19		1,000	1,117,580
5.00%, 08/01/19		2,075	2,322,049
5.00%, 01/01/20	(AGM)	500	564,230
5.00%, 05/01/20		3,000	3,377,100
5.00%, 08/01/21		2,000	2,254,880
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,637,100
5.00%, 02/01/22		2,000	2,252,240
5.00%, 08/01/22		580	655,000
5.00%, 02/01/24		2,500	2,828,825
5.00%, 08/01/24	(Call 08/01/22)	2,000	2,217,780
5.00%, 05/01/31	(Call 05/01/24)	1,500	1,620,180
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,065,050
5.00%, 02/01/39	(Call 02/01/24)	1,785	1,887,620
5.25%, 07/01/29	(Call 07/01/23)	2,000	2,193,620
5.50%, 07/01/27	(Call 07/01/23)	660	744,091
5.50%, 07/01/38	(Call 07/01/23)	1,000	1,111,470
Series A
5.00%, 06/01/16		100	105,290
5.00%, 03/01/34	(Call 03/30/15)	4,985	5,002,099

Security		Principal (000s)	Value
State of Illinois RB
4.00%, 06/15/15		$3,000	$3,034,680
5.00%, 06/15/15		300	304,365
5.00%, 06/15/17		2,000	2,199,180
5.00%, 06/15/19		545	628,510
5.00%, 06/15/26	(Call 06/15/23)	1,500	1,756,170
Series B
5.25%, 06/15/34	(Call 06/15/19)	2,000	2,252,260
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 06/15/15		1,000	1,014,650
5.00%, 12/15/15		1,000	1,038,710
5.00%, 06/15/16		4,685	4,971,066
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,622,685
5.00%, 12/15/17	(Call 12/15/16)	500	541,635
5.00%, 12/15/18	(Call 06/15/16)	2,000	2,123,640
5.00%, 12/15/19	(Call 06/15/15)	2,000	2,029,360

			216,919,786
INDIANA — 0.63%
Indiana Finance Authority RB
5.00%, 02/01/32	(Call 02/01/23)	1,000	1,157,730
Series A
4.50%, 12/01/23	(Call 12/01/16) (NPFGC-FGIC)	1,000	1,070,590
4.50%, 12/01/24	(Call 12/01/16) (NPFGC-FGIC)	9,450	10,101,483
5.00%, 02/01/20		1,000	1,179,210
5.00%, 10/01/44	(Call 10/01/24)	2,000	2,277,600
5.25%, 02/01/17		705	769,211
Series B
5.00%, 10/01/41	(Call 10/01/21)	1,000	1,111,240
Indiana Municipal Power Agency RB
Series A
5.00%, 01/01/37	(Call 01/01/17) (NPFGC)	500	530,860
5.00%, 01/01/42	(Call 01/01/17) (NPFGC)	2,520	2,675,535

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	$1,500	$1,669,095
5.75%, 01/01/38	(Call 01/01/19)	5,000	5,754,400

			28,296,954
IOWA — 0.01%
State of Iowa RB
Series A
5.00%, 06/01/27	(Call 06/01/19)	500	574,120

			574,120
KANSAS — 0.15%
Kansas Development Finance Authority RB
5.00%, 03/01/21	(Call 03/01/20)	1,060	1,246,995
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/16		1,700	1,819,731
5.00%, 09/01/27	(Call 09/01/24)	2,000	2,450,620
5.00%, 09/01/29	(Call 09/01/24)	1,000	1,214,230

			6,731,576
KENTUCKY — 0.21%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/18	(NPFGC)	320	365,453
First Series A
5.00%, 09/01/26	(Call 09/01/24)	1,000	1,200,450
Kentucky Public Transportation Infrastructure Authority RB
5.00%, 07/01/17		1,000	1,091,960
5.75%, 07/01/49	(Call 07/01/23)	1,000	1,147,610
Kentucky State Property & Building Commission RB
5.00%, 11/01/20	(Call 11/01/18)	1,600	1,818,016
5.38%, 11/01/23	(Call 11/01/18)	1,000	1,146,200
Series A
5.00%, 08/01/19		1,000	1,156,420

Security		Principal (000s)	Value
Louisville & Jefferson County Metropolitan Sewer District RB
Series A
5.00%, 05/15/30	(Call 11/15/21)	$500	$582,880
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,151,650

			9,660,639
LOUISIANA — 0.85%
City of New Orleans LA RB
5.00%, 12/01/44	(Call 12/01/24)	1,000	1,114,310
City of New Orleans LA Sewerage Service Revenue RB
5.00%, 06/01/44	(Call 06/01/24)	1,000	1,112,710
East Baton Rouge Sewerage Commission RB
Series A
5.25%, 02/01/39	(Call 02/01/19)	1,000	1,163,280
Series B
5.00%, 02/01/39	(Call 02/01/25)	1,000	1,149,290
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014A
5.00%, 02/01/44	(Call 02/01/24)	2,000	2,246,220
Series A
4.00%, 02/01/48	(Call 02/01/23)	1,000	1,014,510
Louisiana State Citizens Property Insurance Corp. RB
Series B
5.00%, 06/01/15	(AMBAC)	425	430,317
5.00%, 06/01/16	(AMBAC)	275	290,590
5.00%, 06/01/17	(Call 06/01/16) (AMBAC)	370	391,131
5.00%, 06/01/18	(Call 06/01/16) (AMBAC)	600	633,960
5.00%, 06/01/21	(Call 06/01/16) (AMBAC)	1,000	1,053,980
5.00%, 06/01/22	(Call 06/01/16) (AMBAC)	500	526,345
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A
4.50%, 05/01/39	(Call 05/01/25)	1,000	1,095,730

50	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 05/01/31	(PR 05/01/16) (AGM)	$710	$748,425
5.00%, 05/01/41	(Call 05/01/25)	1,000	1,159,980
5.00%, 05/01/41	(PR 05/01/16) (NPFGC)	230	242,448
5.00%, 05/01/41	(Call 05/01/16) (NPFGC)	520	548,142
Series A-1
4.00%, 05/01/35	(Call 05/01/22)	1,000	1,050,250
5.00%, 05/01/24	(Call 05/01/22)	1,000	1,197,180
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,193,760
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	2,191,143
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,159,380
5.00%, 05/01/45	(Call 05/01/20)	3,250	3,674,125
State of Louisiana GO
Series A
4.00%, 02/01/29	(Call 02/01/24)	1,000	1,084,320
4.00%, 08/01/31	(Call 08/01/22)	1,000	1,067,500
5.00%, 08/01/15	(NPFGC)	2,230	2,277,008
5.00%, 08/01/18	(Call 08/01/15) (NPFGC)	450	459,459
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,345,360
5.00%, 02/01/28	(Call 02/01/24)	1,000	1,189,650
5.25%, 08/01/16	(Call 08/01/15) (NPFGC)	1,000	1,022,250
Series C
5.00%, 07/15/21		1,000	1,204,770
5.00%, 08/01/23		1,000	1,226,750
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,199,520

			38,463,793
MARYLAND — 2.10%
City of Baltimore MD RB Series A
5.00%, 07/01/43	(Call 01/01/24)	1,000	1,142,630
County of Montgomery MD GO
Series A
5.00%, 07/01/15		500	508,415
5.00%, 11/01/20		2,000	2,398,620
5.00%, 07/01/21		2,530	3,068,283
5.00%, 11/01/21		1,500	1,828,980
Series B
5.00%, 11/01/23		2,000	2,498,600
5.00%, 11/01/26		1,000	1,241,190

Security		Principal (000s)	Value
Maryland State Transportation Authority RB
5.00%, 03/01/16		$1,005	$1,053,431
5.00%, 03/01/17		2,685	2,925,549
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,221,600
State of Maryland Department of Transportation RB
5.00%, 05/01/16		2,500	2,639,775
5.00%, 02/15/23	(Call 02/15/18)	2,500	2,805,000
State of Maryland GO
4.00%, 08/15/21		2,100	2,418,822
4.00%, 08/15/22		1,000	1,157,360
4.50%, 08/01/20		850	992,137
5.00%, 08/01/18		1,300	1,478,698
5.00%, 03/01/19		2,525	2,916,173
5.00%, 08/01/19		1,000	1,167,370
5.00%, 03/15/20		1,660	1,965,108
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,472,250
First Series
5.00%, 03/15/17		450	491,225
5.00%, 03/15/18	(PR 03/15/17)	1,060	1,156,471
5.00%, 03/15/21	(PR 03/15/17)	2,225	2,427,497
5.00%, 03/15/22	(PR 03/15/17)	1,390	1,516,504
First Series A
5.25%, 03/01/16		400	420,368
First Series C
4.00%, 08/15/16		2,000	2,107,840
Second Series
5.00%, 08/01/15		1,500	1,531,350
5.00%, 08/01/16		500	533,440
Second Series A
5.00%, 08/01/17	(PR 08/01/15)	1,410	1,439,258
Second Series B
5.00%, 08/01/17		2,050	2,268,530
5.00%, 03/15/22	(PR 03/15/19)	2,000	2,314,660
5.00%, 08/01/24	(Call 08/01/22)	3,000	3,662,880
Second Series C
5.00%, 11/01/16		540	581,801
Second Series E
5.00%, 08/01/19		1,000	1,167,370
Series A
5.00%, 08/01/16	(PR 08/01/15)	210	214,358

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series B
4.00%, 08/01/27	(Call 08/01/22)	$3,390	$3,752,933
4.50%, 08/01/21		1,505	1,781,769
5.00%, 08/01/17		1,000	1,106,600
5.00%, 08/01/23	(PR 08/01/19)	2,590	3,028,383
Series C
5.00%, 11/01/17		2,700	3,012,228
5.00%, 11/01/18		2,000	2,290,700
5.00%, 03/01/20	(PR 03/01/19)	1,120	1,294,776
5.00%, 08/01/21		3,000	3,643,320
5.00%, 08/01/23		3,000	3,734,730
Series E
5.00%, 08/01/15		1,700	1,735,530
Third Series C
5.00%, 11/01/19		3,500	4,110,085
State of Maryland GOL
5.00%, 03/01/16		1,500	1,572,585
5.00%, 03/01/19		1,500	1,732,380
5.00%, 03/01/24	(PR 03/01/21)	2,000	2,410,580

			94,940,142
MASSACHUSETTS — 4.82%
Commonwealth of Massachusetts GO
Series A
5.00%, 03/01/21	(PR 03/01/15) (AGM)	1,750	1,750,945
5.00%, 03/01/22	(PR 03/01/15)	850	850,459
5.00%, 03/01/24	(PR 03/01/15) (AGM)	500	500,270
5.00%, 03/01/25	(PR 03/01/15)	840	840,454
5.00%, 09/01/28	(Call 09/01/18)	4,410	4,986,078
Series B
5.00%, 11/01/15		2,000	2,066,240
Series C
5.50%, 12/01/17	(AGM)	600	679,374
5.50%, 12/01/22	(AGM)	1,000	1,264,370
5.50%, 12/01/22	(AMBAC)	3,300	4,172,421
5.50%, 12/01/23	(AMBAC)	900	1,152,027
Commonwealth of Massachusetts GOL
Series A
5.00%, 04/01/19		1,000	1,153,980
5.00%, 03/01/34	(Call 03/01/19)	460	520,886

Security		Principal (000s)	Value
5.00%, 03/01/39	(Call 03/01/19)	$1,975	$2,224,936
5.25%, 08/01/21		600	732,510
5.50%, 08/01/30	(AMBAC)	4,100	5,412,246
Series B
5.00%, 08/01/15		1,500	1,531,455
5.00%, 08/01/16		1,500	1,600,065
5.25%, 08/01/16	(AGM)	2,135	2,285,026
5.25%, 08/01/20		745	893,754
5.25%, 08/01/21		425	518,861
5.25%, 08/01/21	(AGM)	1,200	1,465,020
5.25%, 08/01/22		1,100	1,363,604
5.25%, 09/01/22	(AGM)	600	744,816
5.25%, 08/01/23		1,075	1,347,964
5.25%, 09/01/23	(AGM)	215	269,879
5.25%, 09/01/24	(AGM)	1,800	2,281,176
Series C
5.00%, 08/01/19		4,000	4,656,280
5.00%, 08/01/19	(PR 08/01/17) (AGM)	1,000	1,104,470
5.00%, 08/01/22		2,500	3,055,825
5.00%, 09/01/22	(PR 09/01/15)	625	640,556
5.00%, 07/01/23	(Call 07/01/22)	2,000	2,421,600
5.00%, 08/01/25		2,000	2,508,840
5.00%, 09/01/25	(PR 09/01/15)	700	717,423
5.00%, 08/01/32	(Call 08/01/17) (AMBAC)	900	989,325
5.25%, 08/01/25	(PR 08/01/17) (AGM)	3,300	3,664,584
5.50%, 11/01/15	(GOI)	4,250	4,405,167
Series D
4.75%, 08/01/24	(PR 08/01/16)	1,000	1,063,170
5.00%, 08/01/22	(PR 08/01/16)	200	213,346
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,196,920
5.00%, 08/01/33	(Call 08/01/21)	6,450	7,478,130
5.50%, 10/01/16		2,450	2,650,827
5.50%, 08/01/17		1,000	1,118,850
5.50%, 10/01/17		1,050	1,181,943
5.50%, 10/01/18		400	463,156
5.50%, 10/01/19	(AMBAC)	2,355	2,804,546
Series E
4.50%, 08/01/43	(Call 08/01/21)	2,075	2,241,830
5.00%, 12/01/15		1,050	1,089,008
5.00%, 11/01/25	(AMBAC)	2,115	2,661,579
5.00%, 08/01/35	(Call 08/01/21)	1,650	1,901,378

52	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 08/01/39	(Call 08/01/21)	$2,500	$2,857,675
5.00%, 08/01/40	(Call 08/01/21)	2,165	2,467,126
Commonwealth of Massachusetts RB
5.00%, 06/01/44	(Call 06/01/24)	3,000	3,497,730
5.50%, 01/01/30	(NPFGC-FGIC)	1,110	1,415,827
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	1,952,805
Series A
5.00%, 06/15/25	(Call 06/15/24)	1,400	1,731,898
5.00%, 06/15/27	(Call 06/15/24)	2,000	2,430,740
5.50%, 06/01/16	(AGM)	1,000	1,065,950
5.50%, 06/01/21	(AGM)	1,350	1,667,844
Massachusetts Bay Transportation Authority RB
5.25%, 07/01/28		1,450	1,860,075
Series A
5.00%, 07/01/28		130	163,146
5.00%, 07/01/31	(PR 07/01/15)	900	915,120
5.00%, 07/01/31		3,070	3,867,647
5.25%, 07/01/21		765	935,151
5.25%, 07/01/30		3,635	4,650,292
Series B
5.00%, 07/01/15		275	279,659
5.25%, 07/01/17		600	666,342
5.25%, 07/01/19		1,395	1,639,920
5.25%, 07/01/21		3,200	3,911,744
Series C
5.00%, 07/01/31	(PR 07/01/18)	1,000	1,136,190
5.00%, 07/01/34	(PR 07/01/18)	2,450	2,783,665
5.50%, 07/01/15		1,000	1,018,660
5.50%, 07/01/16		1,410	1,509,490
5.50%, 07/01/17	(ETM)	10	11,141
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/18		2,000	2,275,660
5.00%, 08/01/20		1,800	2,145,924
5.00%, 08/01/24		1,000	1,256,340
5.00%, 08/01/26		2,000	2,534,760
5.25%, 08/01/19		1,500	1,765,785
5.25%, 08/01/21		500	614,170
Series A
5.25%, 08/01/15		1,880	1,921,304
5.25%, 08/01/19		1,000	1,177,190

Security		Principal (000s)	Value
Massachusetts Department of Transportation RB
Series A
0.00%, 01/01/28	(NPFGC)	$1,000	$689,990
5.00%, 01/01/20	(ETM)	225	250,373
Series B
5.00%, 01/01/18		720	801,202
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,476,934
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,113,590
Massachusetts Municipal Wholesale Electric Co. RB
Series A
5.00%, 07/01/15		1,775	1,804,501
Massachusetts School Building Authority RB
Series A
4.50%, 08/15/35	(Call 08/15/17) (AMBAC)	3,000	3,202,470
5.00%, 08/15/15	(AGM)	500	511,315
5.00%, 08/15/17	(PR 08/15/15) (AGM)	1,000	1,022,740
5.00%, 08/15/21	(PR 08/15/15) (AGM)	2,000	2,045,480
5.00%, 08/15/22		1,000	1,224,630
5.00%, 08/15/23	(Call 08/15/22)	1,500	1,825,680
5.00%, 08/15/26	(Call 08/15/22)	1,000	1,198,590
5.00%, 08/15/30	(PR 08/15/15) (AGM)	4,800	4,909,152
5.00%, 08/15/30	(Call 08/15/15) (AGM)	200	204,548
5.00%, 08/15/37	(Call 08/15/17) (AMBAC)	2,850	3,105,559
5.00%, 05/15/43	(Call 05/15/23)	4,070	4,633,288
Series B
5.00%, 08/15/19		3,000	3,504,720
5.00%, 10/15/19		1,000	1,172,540
5.00%, 10/15/21		1,035	1,255,320
5.00%, 08/15/28	(Call 08/15/22)	1,000	1,179,770
5.00%, 08/15/30	(Call 08/15/22)	4,000	4,677,240
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,147,960
5.00%, 10/15/41	(Call 10/15/21)	2,750	3,129,307

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Massachusetts State College Building Authority RB
Series B
5.00%, 05/01/43	(Call 05/01/22)	$750	$844,643
Massachusetts Water Resources Authority RB
Series A
5.00%, 08/01/40	(Call 08/01/20) (GOI)	1,700	1,958,230
Series B
5.00%, 08/01/21	(Call 08/01/19) (GOI)	500	581,460
5.00%, 08/01/36	(Call 08/01/21) (GOI)	1,000	1,150,820
5.00%, 08/01/39	(Call 08/01/19) (GOI)	1,445	1,644,179
5.25%, 08/01/23	(AGM)	1,000	1,261,000
5.25%, 08/01/28	(AGM)	1,000	1,289,070
5.25%, 08/01/31	(AGM)	800	1,039,392
Series C
5.25%, 08/01/42	(Call 08/01/21) (GOI)	1,000	1,150,800
Series J
5.25%, 08/01/16		1,365	1,461,519
5.25%, 08/01/17	(AGM)	500	556,590
Metropolitan Boston Transit Parking Corp. RB
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,319,800
University of Massachusetts Building Authority RB
Series 1
4.00%, 11/01/45	(Call 11/01/25)	1,000	1,031,570
5.00%, 11/01/40	(Call 11/01/25)	2,500	2,918,975

			217,259,486
MICHIGAN — 1.02%
City of Detroit MI GOL
5.00%, 11/01/30	(Call 11/01/20)	1,000	1,067,030
Detroit City School District GO
Series A
5.00%, 05/01/15	(AGM)	185	186,565
5.25%, 05/01/30	(AGM)	2,500	2,956,425
Michigan Finance Authority RB
5.00%, 07/01/20	(Call 07/01/19)	4,500	5,224,815

Security		Principal (000s)	Value
5.00%, 07/01/21	(Call 07/01/18)	$1,500	$1,696,110
5.00%, 07/01/22	(Call 07/01/16)	2,000	2,125,880
Series A
5.00%, 07/01/15		2,875	2,923,588
5.00%, 01/01/16		1,000	1,041,170
5.00%, 01/01/17		975	1,055,447
5.00%, 07/01/17		1,200	1,324,512
5.00%, 07/01/18		2,000	2,270,960
5.00%, 07/01/19		1,875	2,182,631
Series B
5.00%, 01/01/22	(Call 01/01/18)	1,780	1,979,680
Series C-3
5.00%, 07/01/24		1,000	1,172,130
5.00%, 07/01/32	(Call 07/01/24)	1,000	1,117,790
Series D1
5.00%, 07/01/22		1,000	1,163,140
Series D2
5.00%, 07/01/26	(Call 07/01/24)	1,000	1,153,540
Michigan State Building Authority RB
0.00%, 10/15/30	(Call 10/15/16) (NPFGC-FGIC)	500	235,935
Series I
5.00%, 10/15/29	(Call 10/15/23)	1,000	1,156,860
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,650	1,699,319
Series IA
5.00%, 10/15/32	(Call 10/15/16) (NPFGC-FGIC)	1,270	1,345,717
Series II
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,000	1,027,880
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,268,920
State of Michigan GO
Series A
5.00%, 05/01/17		200	218,980
5.00%, 05/01/19	(Call 05/01/18)	230	259,661
5.00%, 11/01/20	(Call 11/01/18)	760	867,981
5.25%, 11/01/22	(Call 11/01/18)	200	229,660
State of Michigan RB
5.25%, 09/15/20	(Call 09/15/17) (AGM)	310	344,354
5.25%, 09/15/21	(Call 09/15/17) (AGM)	1,575	1,748,045

54	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
State of Michigan Trunk Line Revenue RB
2.00%, 11/15/15		$1,885	$1,910,617
5.00%, 11/01/20	(Call 11/01/19)	1,600	1,863,296
Series B
5.00%, 09/01/15	(AGM)	250	256,188

			46,074,826
MINNESOTA — 0.73%
Minneapolis-St Paul Metropolitan Airports Commission RB
Series B
4.50%, 01/01/32	(Call 01/01/17) (NPFGC-FGIC)	1,000	1,051,360
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/20		1,000	1,181,710
Series B
5.00%, 03/01/19		510	589,223
Southern Minnesota Municipal Power Agency RB
Series A
5.25%, 01/01/16	(AMBAC)	1,000	1,042,580
5.25%, 01/01/17	(AMBAC)	1,500	1,630,350
State of Minnesota GO
5.00%, 08/01/15		500	510,450
5.00%, 08/01/16		200	213,376
5.00%, 08/01/17		800	884,872
5.00%, 08/01/19	(Call 08/01/17)	1,000	1,101,500
5.00%, 08/01/25	(PR 08/01/17)	40	44,250
5.00%, 08/01/25	(Call 08/01/17)	1,960	2,162,684
Series A
5.00%, 08/01/15		535	546,182
5.00%, 08/01/18		400	454,840
5.00%, 08/01/19		1,000	1,166,900
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,870,000
Series D
5.00%, 08/01/15		400	408,360
5.00%, 08/01/18		2,000	2,274,200
5.00%, 08/01/19		2,500	2,917,250
5.00%, 08/01/20		640	763,366
Series F
5.00%, 10/01/17		5,000	5,560,650
5.00%, 10/01/20		1,500	1,795,155

Security		Principal (000s)	Value
Series H
5.00%, 11/01/19		$500	$586,905
State of Minnesota RB
Series B
5.00%, 03/01/19		500	576,250
5.00%, 03/01/29	(Call 03/01/22)	1,000	1,164,750
Western Minnesota Municipal Power Agency RB
Series A
5.00%, 01/01/46	(Call 01/01/24)	2,000	2,291,900

			32,789,063
MISSISSIPPI — 0.11%
Mississippi Development Bank RB
5.00%, 03/01/41	(Call 03/01/16) (SGI)	250	254,118
State of Mississippi GO
Series A
5.00%, 10/01/31	(Call 10/01/21)	1,000	1,162,810
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,151,560
5.25%, 11/01/15		1,250	1,293,425
Series C
5.00%, 10/01/24		1,000	1,243,910

			5,105,823
MISSOURI — 0.82%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB
Series A
5.00%, 10/01/33	(Call 10/01/22)	2,000	2,284,400
City of Kansas City MO RB
Series C
5.25%, 04/01/40	(Call 04/01/18)	500	551,015
Metropolitan St Louis Sewer District RB
Series A
5.00%, 05/01/42	(Call 05/01/22)	3,000	3,436,860
Missouri Highway & Transportation Commission RB
5.00%, 05/01/16		2,000	2,111,500
5.00%, 05/01/17		1,240	1,360,044
5.25%, 05/01/18	(PR 05/01/17)	600	660,732
5.25%, 05/01/19	(PR 05/01/17)	2,550	2,808,111
5.25%, 05/01/20	(PR 05/01/17)	2,500	2,753,050

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series 2014A
5.00%, 05/01/25	(Call 05/01/24)	$4,000	$4,965,000
Series A
5.00%, 05/01/23		1,000	1,239,470
Series B
5.00%, 05/01/21		2,000	2,417,260
5.00%, 05/01/23	(PR 05/01/16)	1,500	1,582,095
5.00%, 05/01/26	(PR 05/01/16)	5,000	5,273,650
Missouri Joint Municipal Electric Utility Commission RB
5.00%, 01/01/34	(PR 01/01/16) (NPFGC)	2,000	2,080,600
Series A
5.00%, 01/01/42	(Call 01/01/17) (AMBAC)	2,000	2,114,040
University of Missouri RB
Series A
5.00%, 11/01/19		1,000	1,173,640

			36,811,467
NEBRASKA — 0.24%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,139,440
Nebraska Public Power District RB
Series A-2
5.00%, 01/01/40	(Call 01/01/22)	1,000	1,115,670
Omaha Public Power District RB
Series A
5.00%, 02/01/16		3,705	3,870,021
5.00%, 02/01/37	(Call 02/01/22)	2,000	2,255,160
Series B
5.00%, 02/01/31	(Call 08/01/24)	1,000	1,178,440
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,110,720

			10,669,451
NEVADA — 0.84%
Clark County School District GOL
Series A
5.00%, 06/15/22	(Call 06/15/18)	1,500	1,680,045
5.00%, 06/15/25	(Call 06/15/17) (NPFGC-FGIC)	1,350	1,511,744
5.00%, 06/15/27	(Call 06/15/18)	5,000	5,564,050
5.25%, 06/15/15	(NPFGC-FGIC)	1,500	1,522,815

Security		Principal (000s)	Value
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	$1,200	$1,245,948
5.00%, 06/15/23	(PR 12/15/15) (AGM)	1,000	1,038,290
Clark County Water Reclamation District GOL
Series A
5.25%, 07/01/38	(Call 07/01/19)	1,000	1,135,690
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		2,500	2,819,250
5.13%, 07/01/36	(Call 01/01/20)	4,480	4,889,203
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	574,455
5.00%, 07/01/25	(Call 07/01/19) (AGM)	2,500	2,855,975
County of Clark NV RB
5.00%, 07/01/30	(Call 01/01/20)	1,000	1,129,440
Las Vegas Valley Water District GOL
4.00%, 06/01/39	(Call 12/01/24)	2,000	2,058,620
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,122,640
State of Nevada GOL
5.00%, 06/01/27	(Call 06/01/18)	3,000	3,335,430
State of Nevada RB
5.00%, 06/01/16		2,100	2,224,173
5.00%, 12/01/16		670	723,573
5.00%, 06/01/17		2,325	2,554,756

			37,986,097
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/17		25	27,657

			27,657
NEW JERSEY — 4.68%
Essex County Improvement Authority RB
5.25%, 12/15/20	(AMBAC)	1,000	1,204,910

56	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Garden State Preservation Trust RB
Series A
5.75%, 11/01/28	(AGM)	$1,500	$1,904,265
Series B
6.38%, 11/01/15	(NPFGC)	1,000	1,042,270
Series C
5.13%, 11/01/16	(AGM)	1,865	2,010,750
5.13%, 11/01/18	(AGM)	1,000	1,143,610
5.25%, 11/01/20	(AGM)	700	838,040
New Jersey Building Authority RB
Series A
5.00%, 06/15/18		1,000	1,109,510
New Jersey Economic Development Authority RB
5.00%, 03/01/19	(PR 03/01/18)	1,490	1,670,156
5.00%, 03/01/19	(Call 03/01/18)	675	737,424
5.00%, 06/15/19		1,055	1,181,421
5.00%, 06/15/22	(AGM)	1,500	1,759,200
5.00%, 06/15/23	(Call 06/15/22)	1,000	1,141,860
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,123,490
5.00%, 03/01/26	(Call 03/01/22)	1,000	1,103,990
5.00%, 06/15/26	(Call 06/15/22)	500	557,685
5.00%, 06/15/28	(Call 06/15/22)	1,050	1,157,226
5.00%, 06/15/46	(Call 06/15/23)	1,000	1,130,760
5.38%, 06/15/15	(ETM)	1,000	1,015,790
Series A
5.00%, 07/01/29	(Call 03/30/15) (NPFGC)	200	203,154
5.25%, 07/01/15	(Call 03/30/15) (NPFGC)	500	502,150
5.25%, 07/01/16	(Call 03/30/15) (NPFGC)	380	388,421
5.25%, 07/01/17	(Call 03/30/15) (NPFGC)	3,050	3,107,035
Series AA
5.50%, 12/15/29	(Call 06/15/19)	250	276,515
Series DD
5.00%, 12/15/17		1,250	1,368,525
Series EE
5.00%, 09/01/15		1,000	1,024,820
5.25%, 09/01/24	(Call 03/01/21)	750	845,250
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	1,000	1,136,320

Security		Principal (000s)	Value
5.00%, 09/01/22	(Call 03/01/21) (SAP)	$250	$282,348
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	2,047,887
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	652,246
Series K
5.25%, 12/15/16	(PR 12/15/15) (AMBAC)	3,655	3,803,137
5.25%, 12/15/20	(AMBAC)	500	581,095
5.50%, 12/15/19	(AMBAC)	3,345	3,881,304
Series N-1
5.50%, 09/01/26	(AMBAC)	1,000	1,215,700
Series NN
5.00%, 03/01/19		3,000	3,350,220
5.00%, 03/01/21		2,000	2,271,180
5.00%, 03/01/22		2,000	2,276,780
5.00%, 03/01/24	(Call 03/01/23)	1,500	1,693,080
5.00%, 03/01/25	(Call 03/01/23)	1,090	1,217,639
5.00%, 03/01/30	(Call 03/01/23)	2,000	2,168,720
Series O
5.13%, 03/01/28	(PR 03/01/15)	1,500	1,500,840
5.25%, 03/01/22	(PR 03/01/15)	1,610	1,610,918
Series PP
5.00%, 06/15/19		1,925	2,167,511
5.00%, 06/15/26	(Call 06/15/24)	2,500	2,856,450
5.00%, 06/15/27	(Call 06/15/24)	2,000	2,264,860
5.00%, 06/15/31	(Call 06/15/24)	2,500	2,745,375
Series UU
5.00%, 06/15/40	(Call 06/15/24)	1,500	1,625,145
Series W
5.00%, 03/01/16		385	403,538
Series Y
5.00%, 09/01/33	(Call 09/01/18)	820	899,007
New Jersey Educational Facilities Authority RB
4.38%, 09/01/20	(Call 09/01/16) (AGM)	505	534,325
Series A
5.00%, 09/01/15	(AGM)	505	517,216
5.00%, 09/01/16	(Call 09/01/15) (AGM)	225	230,465
5.00%, 09/01/17	(Call 09/01/15) (AGM)	500	512,100
5.00%, 07/01/26	(Call 07/01/24)	1,650	2,047,732

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	$620	$654,305
New Jersey State Turnpike Authority RB
Series A
5.00%, 01/01/31	(Call 07/01/24)	6,500	7,506,460
5.00%, 01/01/32	(Call 01/01/22)	1,000	1,130,870
5.00%, 01/01/35	(Call 01/01/22)	2,000	2,232,660
5.00%, 01/01/38	(Call 07/01/22)	2,000	2,233,880
5.00%, 01/01/43	(Call 07/01/22)	7,000	7,765,380
Series B
5.00%, 01/01/19		1,310	1,494,867
5.00%, 01/01/21		1,000	1,181,000
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,180,170
5.00%, 01/01/27	(Call 01/01/23)	2,000	2,317,040
5.00%, 01/01/28	(Call 01/01/23)	2,500	2,869,675
5.00%, 01/01/29	(Call 01/01/23)	1,400	1,599,626
Series E
5.25%, 01/01/40	(Call 01/01/19)	2,500	2,788,350
Series H
5.00%, 01/01/36	(Call 01/01/19)	1,500	1,663,335
Series I
5.00%, 01/01/31	(Call 01/01/20)	1,970	2,213,433
5.00%, 01/01/35	(Call 01/01/20)	1,760	1,950,714
New Jersey Transit Corp. COP
5.00%, 09/15/17	(NPFGC-FGIC)	690	765,272
New Jersey Transit Corp. RB
Series A
5.00%, 09/15/18		1,500	1,686,420
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19		2,360	2,706,731
5.25%, 12/15/21	(NPFGC)	695	817,945
Series A
0.00%, 12/15/25		2,085	1,328,604
0.00%, 12/15/28		4,140	2,237,215
0.00%, 12/15/29		3,290	1,678,328
0.00%, 12/15/30		1,000	482,950
0.00%, 12/15/31		6,250	2,859,000
0.00%, 12/15/32		400	173,444
0.00%, 12/15/33		930	382,648
0.00%, 12/15/34		1,055	410,068
0.00%, 12/15/35		6,710	2,476,460

Security		Principal (000s)	Value
0.00%, 12/15/37		$700	$231,112
0.00%, 12/15/38		4,145	1,297,551
0.00%, 12/15/39		3,630	1,064,026
0.00%, 12/15/40		2,500	692,175
4.75%, 12/15/37	(Call 12/15/17) (AMBAC)	525	555,145
5.00%, 06/15/18		1,000	1,106,730
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	1,900	2,046,908
5.00%, 06/15/42	(Call 06/15/22)	5,000	5,349,500
5.25%, 12/15/20		3,080	3,574,094
5.25%, 12/15/21		600	692,364
5.25%, 12/15/21	(ETM) (NPFGC)	5	6,203
5.25%, 12/15/22		550	634,804
5.50%, 12/15/15	(AMBAC)	515	536,192
5.50%, 12/15/16	(AGM)	1,500	1,629,150
5.50%, 12/15/21		500	584,670
5.50%, 12/15/22		2,200	2,577,190
5.50%, 12/15/23		1,500	1,769,565
5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	451,364
5.75%, 06/15/17		1,060	1,169,042
Series AA
4.00%, 06/15/27	(Call 06/15/22)	1,500	1,548,690
5.00%, 06/15/20		85	96,954
5.00%, 06/15/23	(Call 06/15/22)	2,500	2,850,150
5.00%, 06/15/25	(Call 06/15/24)	1,000	1,144,940
5.00%, 06/15/38	(Call 06/15/24)	3,000	3,226,080
5.00%, 06/15/44	(Call 06/15/23)	1,000	1,069,250
Series B
5.00%, 06/15/42	(Call 06/15/21)	3,315	3,551,194
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	500	520,390
5.25%, 06/15/22	(Call 06/15/21)	560	647,310
5.25%, 12/15/22	(AMBAC)	500	592,830
5.50%, 12/15/15	(NPFGC)	1,500	1,561,980
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,534,120
5.50%, 12/15/21	(NPFGC)	500	596,245
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,151,790
Series C
0.00%, 12/15/24	(AMBAC)	1,665	1,136,179
0.00%, 12/15/28	(AMBAC)	3,130	1,684,691
0.00%, 12/15/30	(NPFGC)	1,000	506,650

58	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
0.00%, 12/15/31	(NPFGC-FGIC)	$500	$240,275
0.00%, 12/15/35	(AMBAC)	3,990	1,478,574
5.25%, 06/15/21	(PR 06/15/15) (NPFGC)	1,750	1,776,932
5.50%, 12/15/15	(AGM)	425	442,561
5.50%, 12/15/17	(AGM)	2,385	2,675,803
Series D
5.00%, 12/15/24		2,020	2,299,144
5.00%, 06/15/32	(Call 12/15/24)	5,000	5,465,450
Rutgers The State University of New Jersey RB
Series L
5.00%, 05/01/43	(Call 05/01/23)	1,000	1,130,880
State of New Jersey GO
5.00%, 08/01/15		1,200	1,224,780
5.00%, 06/01/27	(Call 06/01/25)	2,000	2,366,320
Series H
5.25%, 07/01/16		500	532,690
Series L
5.25%, 07/15/16	(AMBAC)	725	773,662
5.25%, 07/15/17	(AMBAC)	1,000	1,103,080
5.25%, 07/15/19	(AMBAC)	1,400	1,622,096
Series Q
5.00%, 08/15/19		1,000	1,150,090
5.00%, 08/15/21	(Call 08/15/20)	500	579,360

			211,077,140
NEW MEXICO — 0.09%
New Mexico Finance Authority RB
Series A
5.25%, 06/15/15	(NPFGC)	300	304,629
Series B
5.00%, 06/15/20		500	594,520
5.00%, 06/15/23	(Call 06/15/20)	2,250	2,630,610
State of New Mexico Severance Tax Permanent Fund RB
Series D
5.00%, 07/01/16		500	531,645

			4,061,404
NEW YORK — 19.91%
Battery Park City Authority RB
Series A
5.00%, 11/01/24	(Call 11/01/23)	1,500	1,869,645

Security		Principal (000s)	Value
Brooklyn Arena Local Development Corp. RB
0.00%, 07/15/33		$500	$215,775
6.38%, 07/15/43	(Call 01/15/20)	1,875	2,228,831
City of New York NY GO
Series 1
5.00%, 08/01/17		1,200	1,327,872
Series A
5.00%, 08/01/24		5,000	6,154,950
5.00%, 08/01/26	(PR 08/01/16)	10	10,669
5.00%, 08/01/26	(Call 08/01/16)	990	1,054,301
5.00%, 08/01/28	(PR 08/01/16)	10	10,669
5.00%, 08/01/28	(Call 08/01/16)	1,000	1,062,280
5.00%, 08/01/31	(Call 08/01/24)	2,500	2,925,800
5.00%, 08/01/32	(Call 08/01/24)	1,000	1,165,840
Series A-1
5.00%, 08/01/15		1,075	1,097,500
5.00%, 08/01/17		355	392,829
5.00%, 08/01/18	(Call 08/01/17)	2,000	2,216,500
5.00%, 08/01/30	(Call 08/01/21)	500	582,945
5.00%, 08/01/31	(Call 08/01/21)	710	821,889
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,150,510
5.25%, 08/15/23	(Call 08/15/18)	4,850	5,519,930
Series B
5.00%, 08/01/16		1,000	1,066,210
5.00%, 08/01/17		1,000	1,106,560
5.00%, 08/01/18		1,250	1,416,313
5.00%, 08/01/19		1,000	1,158,680
5.00%, 08/01/20		1,600	1,885,056
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	500	572,575
5.25%, 09/01/23	(Call 09/01/18)	1,535	1,749,086
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,136,510
Series C
5.00%, 08/01/17		1,000	1,106,560
5.00%, 08/01/17	(PR 08/01/15) (AGM)	190	193,952
5.00%, 08/01/17	(Call 08/01/15) (AGM)	810	826,921
5.00%, 08/01/24	(Call 08/01/19)	2,000	2,306,300
5.25%, 08/01/17		250	278,145
5.25%, 08/01/18		480	547,896

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series C-1
5.00%, 10/01/18	(Call 10/01/17)	$500	$557,000
5.00%, 10/01/20	(Call 10/01/17)	480	534,350
5.00%, 10/01/22	(Call 10/01/17)	805	895,080
5.00%, 10/01/24	(Call 10/01/17)	2,255	2,504,877
Series D
5.00%, 08/01/17		1,500	1,659,840
5.00%, 08/01/18		2,000	2,266,100
5.00%, 08/01/19		4,000	4,634,720
5.00%, 08/01/22		2,000	2,407,240
5.00%, 08/01/24	(Call 02/01/23)	2,000	2,394,880
5.00%, 08/01/25	(Call 02/01/23)	2,500	2,974,800
Series D-1
5.00%, 10/01/25	(Call 10/01/21)	1,000	1,183,280
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,940,311
5.13%, 12/01/27	(Call 12/01/17)	1,500	1,676,790
Series E
5.00%, 08/01/16		2,600	2,772,146
5.00%, 08/01/19		100	115,868
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,160,530
5.00%, 08/01/22	(Call 08/01/19)	400	463,036
5.00%, 08/01/25	(Call 08/01/19)	2,460	2,836,749
5.00%, 08/01/27	(Call 08/01/19)	1,410	1,625,053
Series E-1
6.25%, 10/15/28	(Call 10/15/18)	1,250	1,480,588
Series F
5.00%, 08/01/15		2,900	2,960,697
5.00%, 08/01/29	(Call 02/01/22)	30	34,640
5.00%, 08/01/31	(Call 02/01/22)	2,750	3,152,765
Series F-1
5.00%, 09/01/15		285	292,119
5.00%, 09/01/20	(PR 09/01/15) (SGI)	515	527,782
5.00%, 09/01/20	(Call 09/01/15) (SGI)	10	10,248
Series G
5.00%, 08/01/15		1,100	1,123,023
5.00%, 08/01/21		5,000	5,979,350
5.00%, 08/01/22	(Call 08/01/17)	785	867,982
5.00%, 08/01/23		3,000	3,654,090
5.00%, 08/01/24	(PR 08/01/17)	100	110,528
5.00%, 08/01/24	(Call 02/01/16)	1,045	1,124,389
5.00%, 08/01/24	(PR 02/01/16)	5	5,223

Security		Principal (000s)	Value
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	$3,635	$4,285,083
Series I
5.00%, 08/01/15		2,965	3,027,057
5.00%, 08/01/16		1,500	1,599,315
5.00%, 08/01/22		2,000	2,407,240
5.00%, 03/01/30	(Call 03/01/24)	1,000	1,168,070
Series I-1
5.00%, 08/01/17		1,500	1,659,840
5.00%, 08/01/18		215	243,606
5.00%, 08/01/19		2,300	2,664,964
5.00%, 04/01/24	(PR 04/01/16)	1,295	1,362,547
5.38%, 04/01/36	(Call 04/01/19)	2,500	2,873,900
Series J
3.00%, 08/01/16		4,700	4,877,425
5.00%, 08/01/18		1,000	1,133,050
5.00%, 08/01/21		1,120	1,339,374
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,444,100
5.00%, 03/01/30	(PR 03/01/15)	1,115	1,115,602
5.00%, 03/01/30	(Call 03/01/15)	640	642,528
Series J-1
5.00%, 05/15/25	(Call 05/15/19)	275	315,563
5.00%, 05/15/31	(Call 05/15/19)	1,500	1,702,800
Series L-1
5.00%, 04/01/27	(Call 04/01/18)	1,200	1,333,584
Series M
5.00%, 04/01/22	(PR 04/01/15)	325	326,498
5.00%, 04/01/22	(Call 04/01/15)	100	100,455
Series O
5.00%, 06/01/17	(PR 06/01/15) (AGM)	385	389,897
5.00%, 06/01/17	(Call 06/01/15) (AGM)	115	116,465
5.00%, 06/01/20	(PR 06/01/15)	1,540	1,559,589
5.00%, 06/01/20	(Call 06/01/15)	460	465,824
Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	2,100	2,215,962
5.00%, 02/15/47	(Call 02/15/17)	9,150	9,743,468
5.00%, 02/15/47	(Call 02/15/21) (AGM)	1,000	1,093,890
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,391,350
5.75%, 02/15/47	(Call 02/15/21)	3,500	4,070,360

60	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Long Island Power Authority RB
Series A
4.00%, 09/01/39	(Call 09/01/24) (AGM)	$2,000	$2,078,660
5.00%, 05/01/15		1,025	1,033,856
5.00%, 12/01/16	(Call 06/01/16) (AGM)	2,000	2,111,720
5.00%, 12/01/23	(Call 06/01/16) (NPFGC-FGIC)	400	420,500
5.00%, 12/01/26	(Call 06/01/16) (SGI)	1,200	1,260,252
5.00%, 09/01/37	(Call 09/01/22)	2,355	2,611,153
5.00%, 09/01/44	(Call 09/01/24)	1,000	1,119,600
5.25%, 12/01/20	(PR 06/01/16) (NPFGC-FGIC)	2,000	2,124,720
5.50%, 04/01/22	(Call 04/01/19)	500	569,200
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	1,100	1,282,710
5.75%, 04/01/39	(Call 04/01/19)	3,700	4,221,293
6.00%, 05/01/33	(Call 05/01/19)	1,000	1,173,420
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	1,975,033
5.75%, 04/01/25	(Call 04/01/19)	1,050	1,190,217
5.75%, 04/01/33	(Call 04/01/19)	1,545	1,770,678
Series E
5.00%, 12/01/17	(Call 12/01/16)	595	642,213
5.00%, 12/01/17	(Call 12/01/16) (NPFGC-FGIC)	725	780,927
5.00%, 12/01/18	(Call 12/01/16) (NPFGC)	500	538,110
Series F
5.00%, 05/01/17	(NPFGC)	225	245,259
Metropolitan Transportation Authority RB
Series A
0.00%, 11/15/30		2,000	1,203,120
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	6,330	6,513,253
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	800	821,880
4.75%, 11/15/30	(Call 11/15/15) (AMBAC)	250	256,985
5.00%, 11/15/18		250	285,285

Security		Principal (000s)	Value
5.00%, 04/01/23	(PR 10/01/15) (FGIC)	$730	$751,053
5.00%, 11/15/25	(Call 11/15/22)	1,000	1,211,030
5.00%, 11/15/26	(Call 11/15/22)	1,500	1,809,555
5.00%, 11/15/29	(Call 11/15/22)	2,000	2,368,020
5.00%, 11/15/35	(Call 11/15/16)	1,400	1,491,154
5.00%, 11/15/38	(Call 05/15/23)	3,050	3,441,406
5.00%, 11/15/41	(Call 11/15/21)	500	557,800
5.00%, 11/15/43	(Call 05/15/23)	4,200	4,722,858
5.00%, 11/15/46	(Call 11/15/21)	1,500	1,667,145
5.50%, 07/01/15	(SAP)	675	687,501
5.50%, 11/15/39	(Call 11/15/18)	600	682,146
5.75%, 01/01/16	(SAP)	625	654,363
Series A-1
5.00%, 11/15/16		3,370	3,636,297
5.00%, 11/15/45	(Call 05/15/25)	2,000	2,272,300
Series B
4.50%, 11/15/37	(Call 11/15/17)	500	518,345
4.75%, 11/15/31	(Call 11/15/16)	430	454,768
5.00%, 11/15/34	(Call 11/15/19)	3,170	3,631,108
5.25%, 11/15/23	(AMBAC)	210	259,631
Series C
5.00%, 11/15/30	(Call 11/15/22)	1,000	1,155,440
5.00%, 11/15/41	(Call 11/15/22)	2,000	2,237,080
6.25%, 11/15/23	(Call 11/15/18)	2,700	3,212,595
Series D
4.00%, 11/15/15		1,000	1,027,620
5.00%, 11/15/17		3,000	3,341,790
5.00%, 11/15/21		1,000	1,200,710
5.00%, 11/15/23	(Call 11/15/17)	1,000	1,109,740
5.00%, 11/15/30	(Call 11/15/22)	2,000	2,310,880
5.00%, 11/15/34	(Call 11/15/20)	1,500	1,694,355
5.00%, 11/15/36	(Call 11/15/21)	2,500	2,829,075
5.00%, 11/15/38	(Call 11/15/23)	2,250	2,553,997
5.25%, 11/15/34	(Call 11/15/20)	280	323,109
5.25%, 11/15/41	(Call 11/15/21)	1,000	1,153,460
Series D-1
5.00%, 11/15/39	(Call 11/15/24)	5,100	5,783,706
Series E
5.00%, 11/15/42	(Call 11/15/22)	2,650	2,964,131
5.00%, 11/15/43	(Call 11/15/23)	2,000	2,262,100
Series F
4.00%, 11/15/30	(Call 11/15/22)	765	809,745
5.00%, 11/15/18		1,550	1,769,372

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 11/15/19		$1,285	$1,499,569
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,199,860
5.00%, 11/15/25	(Call 11/15/22)	5,400	6,429,078
5.00%, 11/15/30	(Call 11/15/22)	1,750	2,022,020
5.00%, 11/15/35	(Call 11/15/15)	1,500	1,541,085
Metropolitan Transportation Authority RB Transit Revenue
Series A-1
5.00%, 11/15/40	(Call 05/15/25)	1,000	1,141,710
Nassau County Interim Finance Authority RB
Series A
5.00%, 11/15/16		1,000	1,079,920
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	520	599,087
New York City Educational Construction Fund RB
Series A
5.75%, 04/01/41	(Call 04/01/21)	600	715,668
New York City Industrial Development Agency RB
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	290	298,549
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	1,550	1,591,292
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/29	(Call 07/15/22)	835	981,075
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	1,575	1,634,000
5.00%, 07/15/24	(Call 07/15/22)	600	725,796
5.00%, 07/15/31	(Call 07/15/22) (SAW)	1,000	1,160,260
5.00%, 07/15/33	(Call 07/15/22)	2,000	2,307,440
5.00%, 07/15/35	(Call 01/15/25) (SAW)	1,500	1,745,130
5.00%, 07/15/36	(Call 01/15/17) (NPFGC-FGIC)	1,000	1,071,030
5.00%, 07/15/37	(Call 07/15/22)	1,000	1,147,950

Security		Principal (000s)	Value
5.00%, 07/15/40	(Call 01/15/25) (SAW)	$3,300	$3,805,824
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,708,031
Series S-1A
5.00%, 07/15/19	(SAW)	175	203,018
5.00%, 07/15/33	(Call 07/15/21) (SAW)	1,000	1,144,090
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,733,325
Series S-2
6.00%, 07/15/38	(Call 07/15/18) (SAW)	250	289,128
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	5,550	6,413,247
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,569,372
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/15		1,680	1,735,642
5.00%, 11/01/15	(ETM)	350	361,372
5.00%, 02/01/16	(ETM)	165	172,277
5.00%, 02/01/16		1,235	1,289,007
5.00%, 11/01/16		1,310	1,376,715
5.00%, 11/01/16	(ETM)	190	204,708
5.00%, 11/01/17	(ETM)	225	251,105
5.00%, 11/01/17		950	1,057,084
5.00%, 11/01/30	(Call 05/01/17)	250	270,473
5.00%, 08/01/34	(Call 08/01/24)	2,500	2,903,425
5.00%, 08/01/35		2,000	2,317,420
5.00%, 08/01/39	(Call 08/01/24)	2,000	2,305,020
Series A
5.00%, 11/01/20		1,000	1,188,080
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,208,400
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,195,010
5.00%, 05/01/28	(Call 05/01/19)	1,000	1,142,820
5.00%, 11/01/35	(Call 11/01/23)	1,000	1,158,390
5.00%, 11/01/38	(Call 11/01/23)	3,500	4,042,745
Series A-1
5.00%, 08/01/29	(Call 08/01/24)	1,610	1,907,544
5.00%, 05/01/36	(Call 05/01/19)	1,000	1,132,820

62	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 05/01/38	(Call 05/01/19)	$1,260	$1,422,452
5.00%, 08/01/38	(Call 08/01/24)	2,500	2,883,475
Series A-2
5.00%, 11/01/18	(Call 11/01/15)	1,500	1,550,325
Series B
5.00%, 11/01/15	(ETM)	115	118,736
5.00%, 11/01/15		80	82,650
5.00%, 11/01/18		1,000	1,141,840
5.00%, 11/01/21	(Call 11/01/19)	2,800	3,294,984
5.00%, 11/01/25	(Call 05/01/17)	1,050	1,144,899
5.00%, 11/01/30	(Call 11/01/22)	1,000	1,174,390
Series B1
5.00%, 11/01/40	(Call 05/01/24)	2,000	2,297,980
Series C
5.00%, 11/01/26	(Call 05/01/24)	1,000	1,204,150
5.00%, 11/01/33	(Call 11/01/20)	500	580,400
5.00%, 11/01/39	(Call 11/01/20)	1,120	1,296,187
Series C-1
5.00%, 11/01/27	(Call 11/01/17)	2,800	3,083,892
Series D
5.00%, 02/01/24	(Call 02/01/21)	1,250	1,472,375
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,868,900
Series E
5.00%, 11/01/18		1,500	1,712,760
Series E-1
5.00%, 02/01/25	(Call 02/01/22)	2,500	3,003,325
5.00%, 02/01/35	(Call 02/01/22)	2,000	2,283,400
5.00%, 02/01/42	(Call 02/01/22)	3,250	3,673,312
Series F-1
5.00%, 02/01/30	(Call 02/01/23)	2,000	2,359,100
5.00%, 02/01/36	(Call 02/01/23)	1,400	1,602,594
5.00%, 05/01/39	(Call 05/01/22)	2,500	2,850,075
Series I
5.00%, 05/01/32	(Call 05/01/23)	4,500	5,197,590
5.00%, 05/01/38	(Call 05/01/23)	1,000	1,147,170
5.00%, 05/01/42	(Call 05/01/23)	4,640	5,283,104
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(Call 10/01/18)	2,000	2,241,980
New York City Water & Sewer System RB
5.00%, 06/15/26	(Call 06/15/21)	2,630	3,117,970
5.00%, 06/15/29		750	861,900
5.00%, 06/15/31	(Call 06/15/21)	435	497,401

Security		Principal (000s)	Value
5.00%, 06/15/32	(Call 06/15/21)	$2,000	$2,282,980
5.00%, 06/15/44	(Call 12/15/21)	2,000	2,256,120
5.00%, 06/15/46	(Call 06/15/23)	5,750	6,512,392
5.38%, 06/15/40	(Call 12/15/20)	1,005	1,188,352
5.38%, 06/15/43	(Call 12/15/20)	2,605	3,074,004
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,188,040
Series A
4.75%, 06/15/30	(Call 06/15/17)	4,850	5,260,358
5.00%, 06/15/38	(Call 06/15/17)	4,845	5,260,846
5.00%, 06/15/39	(Call 06/15/15)	665	674,476
5.75%, 06/15/40	(Call 06/15/18)	500	574,980
Series AA
4.50%, 06/15/39	(Call 06/15/17) (NPFGC-FGIC)	1,245	1,288,127
4.75%, 06/15/33	(Call 06/15/17)	1,125	1,213,324
5.00%, 06/15/21	(Call 06/15/18)	1,000	1,134,970
5.00%, 06/15/22	(Call 06/15/18)	1,400	1,586,998
5.00%, 06/15/27	(Call 06/15/17)	500	548,130
5.00%, 06/15/44	(Call 06/15/21)	4,850	5,476,269
Series B
5.00%, 06/15/36	(Call 06/15/16)	2,700	2,854,035
Series BB
4.00%, 06/15/47	(Call 12/15/22)	1,215	1,249,409
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,149,060
5.00%, 06/15/31	(Call 06/15/20)	3,050	3,498,838
5.00%, 06/15/47	(Call 12/15/22)	2,000	2,249,600
Series C
4.75%, 06/15/33	(Call 06/15/16)	3,925	4,114,774
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	1,500	1,522,065
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	2,000	2,029,420
Series CC
5.00%, 06/15/29	(Call 06/15/18)	1,460	1,638,047
5.00%, 06/15/34	(Call 06/15/18)	2,900	3,214,766
5.00%, 06/15/45	(Call 12/15/21)	7,500	8,455,500
5.00%, 06/15/47	(Call 06/15/23)	2,000	2,263,620
Series CC-1
5.00%, 06/15/47	(Call 06/15/24)	2,500	2,848,600
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	1,800	1,954,188
Series D
5.00%, 06/15/28	(Call 06/15/16)	280	297,175
5.00%, 06/15/29	(Call 06/15/16)	1,000	1,059,920

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 06/15/38	(Call 06/15/15)	$2,000	$2,028,680
Series DD
4.75%, 06/15/36	(Call 06/15/17)	500	538,665
5.00%, 06/15/32	(Call 06/15/18)	900	998,298
5.00%, 06/15/34	(Call 06/15/23)	2,000	2,304,580
5.00%, 06/15/35	(Call 06/15/23)	1,420	1,635,116
5.00%, 06/15/36	(Call 06/15/24)	2,000	2,303,140
5.00%, 06/15/39	(Call 06/15/24)	1,000	1,147,220
Series EE
5.00%, 06/15/17		1,225	1,349,080
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,430,375
5.00%, 06/15/36	(Call 06/15/24)	4,000	4,606,280
5.00%, 06/15/45	(Call 06/15/24)	2,000	2,285,780
5.25%, 06/15/40	(Call 06/15/19)	1,900	2,168,166
Series FF
5.00%, 06/15/45	(Call 06/15/22)	1,000	1,119,760
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	802,279
Series GG
5.00%, 06/15/43	(Call 06/15/21)	1,430	1,601,714
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	6,160	6,968,746
New York Convention Center Development Corp. RB
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	2,250	2,317,208
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21) (GOI)	5,000	5,670,000
5.25%, 12/15/43	(Call 12/15/21) (GOI)	100	115,405
5.75%, 11/15/51	(Call 11/15/21)	1,750	2,047,885
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/20	(Call 04/01/18)	225	253,186
Series C
5.50%, 04/01/17	(GOI)	1,800	1,919,934
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	2,030	2,209,533
Series A
4.00%, 12/01/15	(SAW)	1,825	1,878,217

Security		Principal (000s)	Value
New York Power Authority (The) RB
Series A
5.00%, 11/15/22	(GOI)	$1,000	$1,223,030
5.00%, 11/15/38	(Call 11/15/21) (GOI)	1,000	1,139,720
Series C
5.00%, 11/15/15	(NPFGC)	2,300	2,380,293
5.00%, 11/15/18	(Call 11/15/17) (NPFGC)	500	559,445
New York State Dormitory Authority RB
4.00%, 05/15/20		1,265	1,430,120
5.00%, 07/01/15		560	569,307
5.00%, 07/01/22	(Call 07/01/18)	2,000	2,248,820
5.50%, 07/01/18	(NPFGC-FGIC)	415	475,088
5.50%, 05/01/37	(Call 05/01/19)	850	956,641
5.75%, 05/01/37	(Call 05/01/19)	435	494,625
Series 1
5.50%, 07/01/40	(AMBAC)	530	703,723
Series A
4.00%, 05/15/18	(GOI)	2,000	2,194,680
5.00%, 05/15/18	(GOI)	2,000	2,257,920
5.00%, 12/15/20		5,200	6,212,284
5.00%, 12/15/21		1,500	1,815,090
5.00%, 03/15/22		1,300	1,586,767
5.00%, 03/15/23		1,000	1,220,360
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,191,600
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,616,380
5.00%, 02/15/26	(Call 02/15/24)	1,500	1,810,260
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,796,895
5.00%, 03/15/27	(Call 03/15/18)	6,000	6,672,000
5.00%, 03/15/28	(Call 03/15/24)	2,000	2,408,060
5.00%, 03/15/29	(Call 03/15/24)	1,000	1,193,050
5.00%, 03/15/30	(Call 03/15/25)	2,000	2,381,160
5.00%, 03/15/31	(Call 03/15/24)	4,000	4,734,240
5.00%, 06/15/31	(Call 12/15/22)	4,000	4,667,520
5.00%, 03/15/35	(Call 03/15/25)	1,000	1,165,800
5.00%, 07/01/37	(Call 07/01/22)	1,250	1,418,580
5.00%, 03/15/38	(Call 03/15/23)	500	576,835
5.00%, 02/15/39	(PR 02/15/19)	5	5,779
5.00%, 02/15/39	(Call 02/15/19)	3,820	4,290,815
5.00%, 07/01/39	(Call 07/01/19)	2,070	2,341,418
5.00%, 07/01/41	(Call 07/01/21)	500	564,210
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,126,000

64	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 02/15/43	(Call 02/15/23)	$3,500	$3,971,485
5.00%, 03/15/44	(Call 03/15/24)	2,000	2,316,660
5.25%, 05/15/21		1,000	1,178,610
5.75%, 07/01/27	(NPFGC)	500	628,125
Series B
5.00%, 03/15/28	(Call 03/15/19)	780	885,893
5.00%, 03/15/35	(Call 03/15/22)	1,500	1,704,645
5.00%, 03/15/42	(Call 03/15/22)	6,500	7,311,655
5.50%, 03/15/26	(AMBAC)	845	1,087,667
Series C
5.00%, 03/15/17		2,400	2,620,680
5.00%, 12/15/22	(PR 12/15/16)	3,805	4,116,515
5.00%, 03/15/24	(Call 03/15/18)	280	312,432
5.00%, 03/15/31	(Call 03/15/24)	1,000	1,166,090
5.00%, 12/15/31	(PR 12/15/16)	1,295	1,401,022
5.00%, 12/15/31	(Call 12/15/16)	2,205	2,383,715
5.00%, 03/15/33	(Call 03/15/24)	1,000	1,158,330
5.00%, 03/15/35	(Call 03/15/24)	3,500	4,042,150
5.00%, 03/15/37	(Call 03/15/24)	2,000	2,302,960
5.00%, 03/15/38	(Call 03/15/24)	1,000	1,146,370
Series D
5.00%, 06/15/16		2,300	2,443,842
5.00%, 06/15/18		3,000	3,388,320
5.00%, 03/15/25	(Call 09/15/16)	40	42,716
5.00%, 03/15/25	(PR 09/15/16)	1,590	1,703,828
5.00%, 03/15/36	(PR 09/15/16)	465	498,289
5.00%, 03/15/36	(Call 09/15/16)	735	786,377
5.00%, 02/15/37	(Call 02/15/22)	1,800	2,039,310
Series E
4.00%, 02/15/34	(Call 02/15/25)	1,445	1,553,187
5.00%, 02/15/23		1,000	1,218,890
Series F
5.00%, 03/15/30	(PR 03/15/15)	2,000	2,004,880
5.00%, 03/15/35	(Call 03/15/15)	2,000	2,004,880
New York State Environmental Facilities Corp. RB
Series A
5.00%, 06/15/17		1,000	1,100,510
5.00%, 06/15/19		2,000	2,325,420
5.00%, 06/15/22		1,020	1,247,939
5.00%, 06/15/24	(Call 06/15/22)	750	911,130
Series B
4.50%, 06/15/36	(Call 06/15/17)	220	228,917
4.75%, 06/15/32	(Call 06/15/17)	400	433,404

Security		Principal (000s)	Value
5.00%, 06/15/31	(Call 06/15/21)	$650	$754,442
5.00%, 06/15/37	(Call 06/15/18)	10	11,178
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,249,720
Series C
5.00%, 10/15/35	(Call 10/15/16)	1,850	1,979,963
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/21		500	597,865
5.00%, 04/01/30	(Call 04/01/22)	500	580,435
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	2,000	2,305,220
Series B
5.00%, 04/01/19	(Call 10/01/18)	1,890	2,148,949
5.00%, 04/01/20	(Call 10/01/18)	1,400	1,588,622
New York State Thruway Authority RB
5.00%, 04/01/15		1,065	1,069,899
5.00%, 04/01/18		725	813,972
5.00%, 04/01/19		550	633,617
5.00%, 01/01/29	(Call 01/01/25)	2,000	2,355,500
5.00%, 01/01/32	(Call 01/01/25)	2,500	2,886,475
Series A
4.00%, 04/01/15		2,050	2,057,483
5.00%, 05/01/19		10,675	12,244,652
5.00%, 05/01/19	(AGM)	475	548,402
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,312,780
Series B
5.00%, 04/01/15	(AGM)	3,220	3,234,812
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	1,250	1,286,125
5.00%, 04/01/17	(PR 10/01/15) (NPFGC)	275	282,948
5.00%, 04/01/17	(Call 10/01/15) (NPFGC)	1,795	1,846,373
5.00%, 04/01/21	(PR 10/01/15) (AMBAC)	180	185,202
5.00%, 04/01/21	(Call 10/01/15) (AMBAC)	1,160	1,192,758
5.00%, 04/01/27	(Call 10/01/17)	4,985	5,470,489
5.50%, 04/01/20	(AMBAC)	620	746,511
Series F
5.00%, 01/01/17	(Call 03/23/15) (AMBAC)	40	40,160

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	$1,500	$1,668,270
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	3,400	3,778,386
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,420,160
5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	720	797,126
Series I
5.00%, 01/01/28	(Call 01/01/22)	2,000	2,314,060
5.00%, 01/01/37	(Call 01/01/22)	1,000	1,124,860
5.00%, 01/01/42	(Call 01/01/22)	2,000	2,223,520
Series J
5.00%, 01/01/26	(Call 01/01/24)	2,500	2,995,300
5.00%, 01/01/41	(Call 01/01/24)	2,000	2,252,340
New York State Urban Development Corp. RB
5.00%, 12/15/17		200	223,746
5.00%, 12/15/18		40	45,788
5.00%, 03/15/23		1,500	1,830,540
5.00%, 03/15/27	(Call 03/15/24)	1,000	1,199,010
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,360,080
5.00%, 03/15/30	(Call 03/15/23)	1,000	1,171,710
Series A
5.00%, 03/15/16		3,450	3,626,226
5.00%, 03/15/17		4,100	4,476,995
5.00%, 03/15/19		1,000	1,150,280
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,158,900
Series A-1
5.00%, 12/15/17		2,365	2,645,796
5.00%, 12/15/18		310	354,854
5.00%, 03/15/28	(Call 03/15/23)	2,020	2,392,589
5.00%, 03/15/43	(Call 03/15/23)	4,000	4,543,800
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,864,770
Series B
5.00%, 03/15/32	(Call 03/15/17)	1,000	1,079,390
5.25%, 01/01/24	(Call 07/01/18)	250	282,090
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	284,785
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,249,380

Security		Principal (000s)	Value
Series C
5.00%, 12/15/15		$1,000	$1,039,320
5.00%, 12/15/16		750	814,140
5.00%, 03/15/17		1,000	1,091,950
Series D
5.00%, 01/01/16		2,180	2,268,050
5.00%, 03/15/21		2,000	2,389,580
5.00%, 03/15/22		2,000	2,417,520
5.00%, 03/15/23		3,000	3,661,080
5.25%, 01/01/17		460	499,707
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,155,370
5.25%, 01/01/21	(Call 01/01/19)	500	576,055
5.50%, 01/01/19		1,515	1,765,233
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,450,848
Series E
5.00%, 03/15/20		1,200	1,410,780
5.00%, 03/15/24	(Call 03/15/23)	2,000	2,441,020
Port Authority of New York & New Jersey RB
4.00%, 12/01/31	(Call 06/01/22) (GOI)	2,000	2,120,160
4.00%, 12/15/41	(Call 06/15/24)	1,000	1,036,940
4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	205	213,175
4.50%, 01/15/36	(Call 01/15/16) (GOI)	255	258,369
4.50%, 09/15/39	(Call 09/15/19) (GOI)	750	836,708
4.75%, 07/15/31	(Call 07/15/18) (GOI)	1,870	2,069,753
4.75%, 07/15/33	(Call 07/15/18) (GOI)	285	315,444
5.00%, 12/01/30	(Call 06/01/15) (GOI)	1,255	1,283,790
5.00%, 07/15/33	(Call 01/15/21) (GOI)	2,250	2,529,698
5.00%, 07/15/35	(Call 07/15/20) (GOI)	500	576,890
5.00%, 10/01/35	(Call 10/01/16) (GOI)	1,800	1,911,726
5.00%, 09/01/36	(Call 09/01/24)	4,770	5,549,990
5.00%, 09/15/36	(Call 09/15/19) (GOI)	2,500	2,860,975

66	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 07/15/38	(Call 07/15/18) (GOI)	$125	$139,599
5.00%, 09/01/39	(Call 09/01/24)	1,915	2,217,857
5.00%, 10/15/39	(Call 10/15/19) (GOI)	1,000	1,144,250
Series 179
5.00%, 12/01/18		1,000	1,145,470
5.00%, 12/01/22		1,500	1,841,205
5.00%, 12/01/43	(Call 12/01/23)	2,500	2,859,800
Series 5
5.38%, 03/01/28	(GOI)	2,150	2,677,008
Third Series
5.00%, 07/15/39	(Call 07/15/20) (GOI)	1,990	2,271,983
6.13%, 06/01/94	(Call 06/01/24) (GOI)	500	601,705
Sales Tax Asset Receivable Corp. RB
Series A
3.00%, 10/15/16		1,000	1,043,200
5.00%, 10/15/15		1,000	1,030,980
5.00%, 10/15/17		1,000	1,114,350
5.00%, 10/15/18		1,500	1,717,140
5.00%, 10/15/20		1,500	1,799,235
5.00%, 10/15/21		2,000	2,439,800
5.00%, 10/15/25	(Call 10/15/24)	2,000	2,502,800
5.00%, 10/15/28	(Call 10/15/24)	4,000	4,882,160
5.00%, 10/15/30	(Call 10/15/24)	3,000	3,629,880
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,183,661
Series C
3.00%, 02/01/16		1,035	1,062,169
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/31		1,000	559,330
0.00%, 11/15/32		1,800	947,016
5.00%, 11/15/22		5,280	6,440,597
5.00%, 01/01/23	(Call 01/01/22) (GOI)	1,000	1,205,890
5.00%, 01/01/25	(Call 01/01/22) (GOI)	1,000	1,193,100

Security		Principal (000s)	Value
5.00%, 01/01/26	(Call 01/01/22) (GOI)	$685	$814,855
5.00%, 01/01/27	(Call 01/01/22) (GOI)	700	828,772
5.00%, 11/15/27	(Call 05/15/23)	1,000	1,176,500
5.00%, 11/15/35	(Call 11/15/16)	3,000	3,212,040
5.00%, 11/15/37	(Call 05/15/18) (GOI)	2,450	2,707,838
Series B
0.00%, 11/15/32		3,360	1,861,910
5.00%, 11/15/20		2,500	2,995,225
5.00%, 11/15/21		30	36,444
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,218,300
5.00%, 11/15/26	(Call 11/15/22)	1,355	1,634,631
5.25%, 11/15/15	(GOI)	3,575	3,706,453
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	775	865,722
Series D
5.00%, 11/15/31	(Call 11/15/18)	3,000	3,337,710
Series R
5.50%, 11/15/21	(NPFGC)	1,000	1,242,920
Series Y
5.50%, 01/01/17	(ETM) (GOI)	455	480,184
Utility Debt Securitization Authority RB
Series TE
5.00%, 12/15/30	(Call 12/15/23)	6,500	7,742,345
5.00%, 12/15/35	(Call 12/15/23)	3,000	3,514,050
5.00%, 12/15/41	(Call 12/15/23)	2,405	2,794,682

			897,984,663
NORTH CAROLINA — 1.56%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/38	(Call 07/01/18)	2,000	2,227,140
Series B
5.00%, 07/01/38	(Call 07/01/20)	1,000	1,153,520
County of Mecklenburg NC GO
Series A
5.00%, 08/01/16		525	560,112
Series C
5.00%, 03/01/15		1,000	1,000,550
5.00%, 03/01/17		1,750	1,907,535

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
County of Wake NC GO
5.00%, 03/01/19		$1,000	$1,155,340
Series C
5.00%, 03/01/20		1,000	1,183,310
5.00%, 03/01/21		2,000	2,412,740
5.00%, 03/01/25		1,600	2,024,736
Series D
4.00%, 02/01/17		470	501,673
North Carolina Eastern Municipal Power Agency RB
Series A
4.50%, 01/01/24	(PR 01/01/22)	500	593,640
5.00%, 01/01/21		1,330	1,559,425
Series B
5.00%, 01/01/26	(Call 01/01/19)	2,000	2,268,540
6.00%, 01/01/22		390	486,205
North Carolina Municipal Power Agency No. 1 RB
Series A
5.00%, 01/01/18		1,500	1,669,170
5.00%, 01/01/19		2,295	2,617,952
5.25%, 01/01/17		1,000	1,084,970
North Carolina Turnpike Authority RB
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,687,470
Raleigh Durham Airport Authority RB
Series A
5.00%, 05/01/32	(Call 05/01/20)	630	716,858
State of North Carolina GO
Series 2013D
4.00%, 06/01/20		2,800	3,189,200
Series A
4.00%, 03/01/24	(PR 03/01/15)	830	830,357
5.00%, 03/01/15		2,130	2,131,172
5.00%, 03/01/16		1,530	1,604,037
5.00%, 09/01/16		2,625	2,809,879
5.00%, 03/01/17		1,185	1,291,674
Series B
5.00%, 04/01/15		1,565	1,572,262
5.00%, 06/01/16		535	566,891
5.00%, 04/01/17		1,000	1,093,420
5.00%, 06/01/17		400	440,068
5.00%, 06/01/19		1,000	1,162,950

Security		Principal (000s)	Value
Series C
4.00%, 05/01/20		$1,500	$1,704,045
4.00%, 05/01/21		1,000	1,149,120
5.00%, 05/01/19		1,000	1,160,450
5.00%, 05/01/21		1,100	1,330,945
5.00%, 05/01/22		2,050	2,514,653
Series E
5.00%, 05/01/19		2,000	2,320,900
5.00%, 05/01/20		2,000	2,375,260
State of North Carolina RB
5.00%, 03/01/17		1,000	1,087,340
5.00%, 03/01/18		500	559,400
5.25%, 03/01/20	(Call 03/01/19)	970	1,120,796
Series A
5.00%, 05/01/29	(Call 05/01/20) (SAP)	1,500	1,734,660
Series B
5.00%, 11/01/18		1,000	1,142,230
5.00%, 11/01/20		1,150	1,368,109
5.00%, 11/01/23	(Call 11/01/21)	500	603,845
5.00%, 06/01/26		1,000	1,255,110
Series C
5.00%, 05/01/30	(Call 05/01/21)	1,000	1,170,250
State of North Carolina RB Appropriations
Series C
5.00%, 05/01/27	(Call 05/01/24)	1,500	1,810,830
Town of Cary NC Combined Utility Systems Revenue RB
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,156,240
University of North Carolina at Chapel Hill RB
5.00%, 12/01/36	(Call 12/01/17)	1,180	1,309,918

			70,376,897
OHIO — 0.93%
American Municipal Power Inc. RB
5.00%, 02/15/38	(PR 02/15/18)	940	1,056,325
5.00%, 02/15/38	(Call 02/15/18)	60	65,474
5.25%, 02/15/28	(PR 02/15/18)	945	1,068,861
5.25%, 02/15/28	(Call 02/15/18)	55	60,796
Cincinatti City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	25,110
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,270,730

68	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
City of Columbus OH GO
5.00%, 07/01/20		$1,000	$1,191,860
Series 1
5.00%, 07/01/23		1,875	2,324,831
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28	(Call 12/01/24)	2,000	2,418,100
Series A
5.00%, 06/01/27	(PR 12/01/17)	1,500	1,677,585
5.00%, 06/01/31	(PR 12/01/17)	20	22,368
Northeast Ohio Regional Sewer District RB
4.00%, 11/15/49	(Call 11/15/24)	2,500	2,575,050
5.00%, 11/15/43	(Call 05/15/23)	1,000	1,136,840
5.00%, 11/15/44	(Call 11/15/24)	2,000	2,318,440
Ohio State Turnpike Commission RB
0.00%, 02/15/34	(Call 02/15/31)	1,000	827,690
5.00%, 02/15/48	(Call 02/15/23)	4,500	5,031,810
5.25%, 02/15/33	(Call 02/15/23)	1,000	1,159,910
Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,709,850
Series A-2
0.00%, 02/15/37		5,500	2,202,420
0.00%, 02/15/40		2,500	870,600
Ohio State University (The) RB
Series A
4.00%, 06/01/43	(Call 06/01/23)	1,000	1,032,660
5.00%, 06/01/43	(Call 06/01/23)	2,000	2,274,980
State of Ohio GO
Series A
5.00%, 09/15/16		1,000	1,072,010
5.00%, 09/15/18		1,680	1,916,863
5.00%, 09/15/21		1,200	1,453,572
5.38%, 09/01/28	(Call 03/01/18)	1,970	2,217,866
Series C
5.00%, 09/15/15		500	513,410
5.00%, 09/15/21		1,500	1,816,965
State of Ohio RB Series 2008-1
5.00%, 06/15/16		800	849,064

			42,162,040

Security		Principal (000s)	Value
OKLAHOMA — 0.23%
Grand River Dam Authority RB
Series A
5.00%, 06/01/27	(Call 06/01/18) (BHAC)	$1,515	$1,692,619
5.00%, 06/01/39	(Call 06/01/24)	2,000	2,303,780
5.25%, 06/01/40	(Call 06/01/20)	500	576,430
Oklahoma Municipal Power Authority RB
Series A
4.00%, 01/01/47	(Call 01/01/23)	2,000	2,060,380
4.50%, 01/01/47	(Call 01/01/17) (NPFGC-FGIC)	750	761,707
Oklahoma Turnpike Authority RB
Series A
5.00%, 01/01/17		500	540,870
5.00%, 01/01/20		1,500	1,761,270
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	585,045

			10,282,101
OREGON — 0.45%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/15		1,440	1,458,446
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,150,620
Oregon State Lottery RB
Series C
5.00%, 04/01/24		1,000	1,243,610
Series D
5.00%, 04/01/29	(Call 04/01/25) (MORAL OBLG)	2,000	2,405,980
State of Oregon Department of Transportation RB
Series A
4.50%, 11/15/32	(Call 11/15/17)	3,725	4,107,632
5.00%, 11/15/28	(Call 11/15/24)	2,500	3,030,425
5.00%, 11/15/29	(Call 11/15/24)	1,000	1,209,640
5.00%, 11/15/31	(Call 11/15/24)	1,500	1,798,740
State of Oregon GO Series A
4.50%, 08/01/32	(Call 08/01/17)	3,665	3,897,215

			20,302,308

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
PENNSYLVANIA — 3.08%
Allegheny County Sanitary Authority RB
Series A
5.00%, 12/01/20	(Call 12/01/15) (NPFGC)	$1,575	$1,631,212
5.00%, 12/01/21	(Call 12/01/15) (NPFGC)	1,655	1,713,802
City of Philadelphia PA Airport Revenue RB
Series A
5.00%, 06/15/40	(Call 06/15/20)	500	551,160
City of Philadelphia PA Water & Wastewater Revenue RB
Series B
4.75%, 11/01/31	(Call 11/01/17) (AMBAC)	300	324,009
Series C
5.00%, 08/01/17	(AGM)	370	408,576
5.00%, 08/01/40	(Call 08/01/20) (AGM)	1,000	1,117,540
Commonwealth of Pennsylvania GO
4.00%, 03/15/34	(Call 03/15/25)	2,000	2,103,140
5.00%, 03/15/20		3,000	3,507,750
5.00%, 07/01/22		1,000	1,203,210
5.00%, 03/15/31	(Call 03/15/25)	3,000	3,520,050
First Series
4.00%, 09/01/16		1,000	1,054,530
4.00%, 06/15/33	(Call 06/15/24)	1,000	1,052,350
5.00%, 07/01/18		2,805	3,160,253
5.00%, 07/01/19		1,000	1,154,410
5.00%, 11/15/22	(Call 11/15/21)	2,600	3,107,754
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,369,280
5.00%, 04/01/25	(Call 04/01/23)	5,000	5,958,300
5.00%, 10/01/26	(Call 10/01/16)	2,085	2,233,431
5.00%, 10/15/26	(Call 10/15/23)	1,000	1,188,800
5.00%, 06/01/27	(Call 06/01/22)	2,000	2,344,680
5.00%, 11/15/29	(Call 11/15/21)	500	580,025
Second Series
5.00%, 01/01/16		1,665	1,732,399
5.00%, 03/01/17		500	543,880
5.00%, 07/01/18		4,185	4,715,030
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,103,920
5.00%, 01/01/19	(PR 01/01/16)	2,000	2,081,120

Security		Principal (000s)	Value
5.00%, 05/01/19		$2,600	$2,989,168
5.00%, 07/01/19		475	548,345
5.00%, 01/01/20	(PR 01/01/16)	3,900	4,058,184
5.00%, 05/01/20		755	884,664
5.00%, 07/01/20		1,255	1,474,487
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,755,165
5.00%, 07/01/21		500	595,360
5.00%, 01/01/26	(Call 01/01/16)	1,150	1,196,046
5.00%, 10/15/29	(Call 10/15/23)	2,000	2,326,960
5.00%, 10/15/30	(Call 10/15/23)	1,000	1,157,680
Series A
5.00%, 02/15/17		500	542,230
Series T
5.00%, 07/01/21		1,000	1,190,720
5.00%, 07/01/22		1,700	2,045,457
Third Series
5.00%, 07/15/17		3,025	3,331,191
5.25%, 07/01/15		1,800	1,831,788
County of Chester PA GO
5.00%, 07/15/28	(Call 07/15/19)	1,410	1,631,130
Delaware River Port Authority RB
5.00%, 01/01/33	(Call 01/01/24)	2,000	2,300,260
5.00%, 01/01/40	(Call 01/01/24)	1,500	1,702,785
Series D
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,122,810
5.00%, 01/01/40	(Call 01/01/20) (AGM)	500	560,470
Delaware Valley Regional Finance Authority RB
Series A
5.50%, 08/01/28	(AMBAC)	610	724,284
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/15		920	935,520
5.00%, 07/01/16		940	999,756
5.00%, 07/01/18		4,115	4,668,097
5.00%, 07/01/19		6,000	6,989,940
Series B
5.00%, 07/01/21	(Call 01/01/18)	1,000	1,112,780
5.00%, 01/01/22	(Call 07/01/17)	500	549,925
5.00%, 07/01/22	(Call 07/01/16)	2,500	2,656,675
5.00%, 01/01/23	(Call 01/01/16)	1,000	1,039,780

70	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 09/01/45	(Call 03/01/25)	$1,250	$1,386,025
Series A
5.00%, 05/01/31	(Call 05/01/21)	700	777,133
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16		1,000	1,060,390
Pennsylvania Turnpike Commission RB
0.00%, 12/01/34	(Call 12/01/20)	500	530,200
0.00%, 12/01/37	(Call 12/01/35)	2,500	1,448,275
1.00%, 12/01/37	(Call 12/01/26)	2,000	1,562,580
5.00%, 12/01/34	(Call 12/01/24)	3,000	3,422,490
5.00%, 12/01/42	(Call 12/01/21)	1,000	1,105,410
6.00%, 12/01/36	(Call 12/01/20)	1,500	1,787,970
Series A
5.00%, 12/01/37	(Call 12/01/22)	1,000	1,122,790
5.00%, 12/01/44	(Call 12/01/24)	2,875	3,251,683
Series A-1
5.00%, 06/01/38	(Call 06/01/18) (AGM)	500	544,140
Series B
5.00%, 12/01/24	(Call 12/01/19)	500	577,375
5.00%, 06/01/29	(Call 06/01/19)	2,000	2,241,980
5.25%, 06/01/24	(Call 06/01/19)	575	659,577
5.25%, 06/01/39	(Call 06/01/19)	2,780	3,090,776
5.75%, 06/01/39	(Call 06/01/19)	250	284,600
Series C
5.00%, 12/01/39	(Call 12/01/24)	1,500	1,703,205
5.00%, 12/01/43	(Call 12/01/23)	1,000	1,131,630
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,322,747
Series E
0.00%, 12/01/30	(Call 12/01/27)	500	542,030
0.00%, 12/01/38	(Call 12/01/27)	1,265	1,368,224
State Public School Building Authority RB
5.50%, 06/01/28	(AGM)	470	573,221
Series A
5.00%, 06/01/31	(Call 12/01/16) (AGM)	1,800	1,911,582

Security		Principal (000s)	Value
Westmoreland County Municipal Authority RB
5.00%, 08/15/37	(Call 08/15/23)	$1,000	$1,132,570

			138,920,871
RHODE ISLAND — 0.03%
Rhode Island Convention Center Authority/RI RB
Series B
5.25%, 05/15/15	(NPFGC)	110	110,574
Rhode Island Economic Development Corp. RB
Series A
5.25%, 06/15/19	(AGM)	1,200	1,385,544

			1,496,118
SOUTH CAROLINA — 1.02%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/30	(Call 12/01/23)	2,000	2,356,680
City of Columbia SC Waterworks & Sewer System Revenue RB
Series A
5.00%, 02/01/41	(Call 02/01/21)	500	563,660
Greenville County School District RB
4.63%, 12/01/20	(AGM)	1,000	1,165,610
5.00%, 12/01/27	(Call 12/01/16)	1,000	1,074,020
Piedmont Municipal Power Agency RB
Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,164,670
South Carolina State Public Service Authority RB
Series A
5.00%, 01/01/17	(NPFGC)	2,360	2,550,617
5.00%, 12/01/49	(Call 06/01/24)	2,000	2,228,900
5.00%, 12/01/50	(Call 06/01/25)	1,500	1,654,365
5.50%, 01/01/38	(Call 01/01/19)	2,600	2,958,826
5.50%, 12/01/54	(Call 06/01/24)	4,000	4,645,080
Series B
5.00%, 01/01/22	(Call 01/01/16) (NPFGC)	1,315	1,367,876
5.00%, 01/01/23	(Call 01/01/16) (NPFGC)	1,275	1,326,051

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 12/01/38	(Call 12/01/23)	$2,020	$2,267,753
Series C
4.00%, 12/01/45	(Call 12/01/24)	1,500	1,502,340
5.00%, 12/01/28	(Call 12/01/24)	1,090	1,276,750
5.00%, 12/01/30	(Call 12/01/24)	1,400	1,631,476
5.00%, 12/01/36	(Call 12/01/21)	500	567,965
Series E
5.00%, 01/01/40	(Call 01/01/20)	1,950	2,200,497
5.00%, 12/01/48	(Call 12/01/23)	2,000	2,219,800
South Carolina Transportation Infrastructure Bank RB
Series A
4.00%, 10/01/33	(Call 10/01/21)	1,000	1,048,460
5.25%, 10/01/40	(Call 10/01/19)	500	567,395
Series B
3.38%, 10/01/32	(Call 10/01/22)	1,000	983,970
3.63%, 10/01/33	(Call 10/01/22)	875	879,314
State of South Carolina GO
Series A
4.00%, 06/01/15		2,550	2,575,959
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,112,960
5.00%, 03/01/15		1,000	1,000,550
5.00%, 06/01/17		1,850	2,035,314
5.00%, 06/01/18		1,000	1,132,320

			46,059,178
TENNESSEE — 0.60%
City of Knoxville TN Wastewater System Revenue RB
Series A
5.00%, 04/01/35	(PR 04/01/15) (NPFGC)	4,000	4,018,480
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/15		300	311,133
5.00%, 12/01/17		1,000	1,117,070
City of Memphis TN GO
5.00%, 10/01/15	(NPFGC)	1,250	1,286,313
5.25%, 10/01/17	(NPFGC)	1,000	1,118,690
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,000	1,180,230
County of Shelby TN GO
Series A
5.00%, 04/01/17		1,500	1,641,780
5.00%, 03/01/24		1,000	1,242,840

Security		Principal (000s)	Value
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A
5.00%, 05/15/36	(Call 05/15/21)	$1,025	$1,170,591
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/19		750	872,700
5.00%, 01/01/20	(PR 01/01/18)	1,000	1,118,470
5.00%, 07/01/22		1,770	2,155,311
5.00%, 07/01/23	(Call 07/01/22)	1,000	1,213,480
Series D
5.00%, 07/01/16		1,500	1,595,775
State of Tennessee GO
Series A
4.00%, 08/01/17		3,485	3,772,617
5.00%, 08/01/21		1,000	1,215,130
5.00%, 08/01/22		1,500	1,846,680

			26,877,290
TEXAS — 8.87%
Alvin Independent School District/TX GO
Series B
3.00%, 02/15/33	(PSF)	2,000	2,134,700
3.00%, 02/15/36	(PSF)	1,000	1,050,630
Central Texas Regional Mobility Authority RB
5.00%, 01/01/42	(Call 01/01/23)	1,560	1,700,244
6.00%, 01/01/41	(Call 01/01/21)	1,000	1,162,590
Series A
5.00%, 01/01/43	(Call 01/01/23)	2,500	2,726,525
Central Texas Turnpike System RB
0.00%, 08/15/21		500	437,058
Series A
5.00%, 08/15/41	(Call 08/15/22)	6,920	7,663,900
Series B
0.00%, 08/15/37	(Call 08/15/24)	1,000	372,220
5.00%, 08/15/37	(Call 08/15/24)	1,500	1,694,160
Series C
5.00%, 08/15/33	(Call 08/15/24)	2,000	2,231,420
5.00%, 08/15/42	(Call 08/15/24)	3,000	3,298,980

72	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40	(Call 11/15/22)	$1,000	$1,119,990
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37	(Call 11/15/22)	1,000	1,145,710
5.00%, 11/15/39	(Call 05/15/24)	2,400	2,771,352
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,138,410
Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,134,310
City of Brownsville TX Utilities System Revenue RB
Series A
5.00%, 09/01/31	(PR 09/01/15) (AMBAC)	345	353,546
5.00%, 09/01/31	(Call 09/01/15) (AMBAC)	155	158,312
City of Dallas TX GOL
5.00%, 02/15/24		1,100	1,358,973
5.00%, 02/15/26	(Call 02/15/24)	2,000	2,430,540
Series A
5.00%, 02/15/18	(ETM)	5	5,611
5.00%, 02/15/18		2,595	2,911,668
5.00%, 02/15/20	(ETM)	5	5,891
5.00%, 02/15/20		645	761,177
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/15	(AMBAC)	1,200	1,234,932
5.00%, 10/01/17	(AMBAC)	2,750	3,059,485
5.00%, 10/01/39	(Call 10/01/20)	850	981,878
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,705,155
City of Houston TX Airport System Revenue RB
Series A
5.50%, 07/01/34	(Call 07/01/18)	750	850,515
5.50%, 07/01/39	(Call 07/01/18)	1,485	1,677,263
Series B
5.00%, 07/01/26	(Call 07/01/21)	1,400	1,622,404
5.00%, 07/01/31	(Call 07/01/22)	1,500	1,703,790
5.00%, 07/01/32	(Call 07/01/22)	1,000	1,133,030
City of Houston TX Combined Utility System Revenue RB
Series A
5.00%, 11/15/36	(Call 11/15/17) (AGM)	4,500	4,930,920

Security		Principal (000s)	Value
5.25%, 11/15/17	(AGM)	$825	$925,361
5.25%, 11/15/31	(Call 11/15/20)	1,000	1,185,330
6.00%, 11/15/36	(Call 05/15/19) (AGM)	1,000	1,196,050
Series B
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,145,750
Series C
5.00%, 11/15/18		750	856,965
5.00%, 05/15/26	(Call 05/15/24)	3,000	3,639,090
5.00%, 05/15/28	(Call 05/15/24)	1,300	1,551,576
Series D
5.00%, 11/15/21		890	1,073,865
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,145,100
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,136,310
5.00%, 11/15/44	(Call 11/15/24)	2,000	2,300,320
Series E
5.00%, 11/15/16		1,000	1,077,630
City of Houston TX GOL
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	560	573,810
Series A
5.00%, 03/01/15		1,500	1,500,825
5.00%, 03/01/18		2,100	2,356,158
5.00%, 03/01/19	(Call 03/01/18)	500	559,450
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	190	194,685
5.00%, 03/01/26	(Call 03/01/24)	1,500	1,818,660
5.00%, 03/01/27	(Call 03/01/19)	1,000	1,140,580
5.25%, 03/01/28	(Call 03/01/18)	2,670	3,002,014
City of San Antonio TX GOL
5.00%, 02/01/19		500	576,800
City of San Antonio TX Water System Revenue RB
4.50%, 05/15/37	(Call 05/15/17) (NPFGC-FGIC)	1,300	1,386,918
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,178,140
City Public Service Board of San Antonio TX RB
5.00%, 02/01/16		500	522,370
5.00%, 02/01/20		1,000	1,176,590
5.00%, 02/01/23		2,000	2,450,800
5.00%, 02/01/32	(PR 02/01/17)	40	43,435
5.00%, 02/01/44	(Call 02/01/24)	2,550	2,908,198
5.00%, 02/01/48	(Call 02/01/23)	2,500	2,766,700

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.25%, 02/01/24		$2,000	$2,513,480
5.25%, 02/01/25		1,370	1,732,872
Series A
5.00%, 02/01/25	(PR 02/01/16)	7,225	7,545,573
Series D
5.00%, 02/01/17		1,250	1,357,100
5.00%, 02/01/18		1,000	1,120,710
5.00%, 02/01/19		500	575,965
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35		2,000	2,105,760
County of Bexar TX GOL
5.00%, 06/15/38	(Call 06/15/24)	2,000	2,310,140
County of Fort Bend TX GOL
4.75%, 03/01/31	(Call 03/01/17) (NPFGC)	1,485	1,583,946
County of Harris TX GO
Series A
5.00%, 10/01/24	(Call 10/01/22)	1,410	1,697,823
Series B
5.00%, 10/01/25	(Call 10/01/16)	400	428,676
Series C
5.25%, 08/15/19	(AGM)	1,500	1,768,650
County of Harris TX RB
Series A
5.00%, 08/15/38	(Call 08/15/19)	1,000	1,126,500
Series C
5.00%, 08/15/24	(Call 08/15/19)	500	580,165
5.00%, 08/15/30	(Call 08/15/22)	3,000	3,472,530
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,119,920
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30	(Call 02/15/17) (PSF)	2,800	3,022,208
5.00%, 02/15/35	(Call 02/15/17) (PSF)	1,200	1,292,148
Series B-3
2.00%, 02/15/44	(PSF)	2,000	2,015,560
Series C
4.00%, 02/15/29	(Call 02/15/24) (PSF)	2,000	2,156,200
Dallas Area Rapid Transit RB
5.00%, 12/01/33	(Call 12/01/18)	250	280,908

Security		Principal (000s)	Value
5.00%, 12/01/36	(PR 12/01/16) (AMBAC)	$2,755	$2,977,218
5.00%, 12/01/36	(Call 12/01/16) (AMBAC)	1,980	2,110,264
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,136,030
5.25%, 12/01/29	(AMBAC)	1,050	1,346,006
5.25%, 12/01/43	(Call 12/01/18)	1,000	1,126,470
Dallas Independent School District GO
4.00%, 02/15/31	(Call 02/15/25) (PSF)	1,000	1,079,320
5.00%, 08/15/28	(Call 08/15/22) (PSF)	1,000	1,173,970
5.00%, 08/15/29	(Call 08/15/22) (PSF)	500	584,655
Dallas/Fort Worth International Airport RB
Series A
5.00%, 11/01/16		500	537,915
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,100,530
5.00%, 11/01/45	(Call 11/01/20)	500	551,110
5.25%, 11/01/38	(Call 11/01/20)	500	564,475
Series B
5.00%, 11/01/32	(Call 11/01/20)	1,000	1,143,470
5.00%, 11/01/38	(Call 11/01/22)	1,000	1,123,080
5.00%, 11/01/44	(Call 11/01/22)	1,500	1,678,110
Series C
5.00%, 11/01/45	(Call 11/01/21)	2,000	2,227,540
Series D
5.00%, 11/01/17		1,000	1,111,200
5.00%, 11/01/33	(Call 11/01/23)	1,000	1,141,100
Series F
5.13%, 11/01/25	(Call 11/01/23)	1,000	1,197,980
Series G
5.00%, 11/01/33	(Call 11/01/20)	2,000	2,281,220
Fort Bend Grand Parkway Toll Road Authority RB
5.00%, 03/01/37	(Call 03/01/22)	1,000	1,128,980
Grand Parkway Transportation Corp. RB
Series A
5.50%, 04/01/53	(Call 10/01/23)	1,500	1,677,255
Series B
0.00%, 10/01/45	(Call 10/01/28)	2,000	1,540,000
5.00%, 04/01/53	(Call 10/01/23)	6,000	6,602,040

74	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Grand Prairie Independent School District GO
5.00%, 02/15/37	(Call 02/15/17)	$1,000	$1,072,730
Harris County Flood Control District GOL
Series A
5.25%, 10/01/21	(ETM)	285	350,855
5.25%, 10/01/21		715	877,827
Harris County Flood Control District RB
Series A
5.00%, 10/01/34	(Call 10/01/20)	1,500	1,719,915
5.00%, 10/01/39	(Call 10/01/20)	1,000	1,136,890
Harris County-Houston Sports Authority RB
Series A
0.00%, 11/15/42	(Call 11/15/31) (AGM)	1,250	362,225
0.00%, 11/15/50	(Call 11/15/31) (AGM)	2,000	378,420
5.00%, 11/15/28	(Call 11/15/24)	1,390	1,605,950
Houston Community College System GOL
5.00%, 02/15/43	(Call 02/15/23)	2,000	2,270,940
Houston Independent School District GOL
5.00%, 02/15/22	(Call 02/15/17) (PSF)	1,750	1,900,430
Series B
5.00%, 02/15/24	(Call 02/15/17) (PSF)	650	704,873
Klein Independent School District GO
Series A
5.00%, 08/01/38	(Call 08/01/18) (PSF)	240	267,317
Leander Independent School District GO
Series D
0.00%, 08/15/36	(Call 08/15/24) (PSF)	4,000	1,628,800
Lower Colorado River Authority RB
5.00%, 05/15/40	(Call 05/15/20)	1,500	1,653,195
5.75%, 05/15/28	(PR 05/15/15)	865	875,509

Security		Principal (000s)	Value
5.75%, 05/15/28	(Call 05/15/15)	$75	$75,830
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,248,580
6.25%, 05/15/28	(PR 05/15/18)	10	11,655
6.25%, 05/15/28	(Call 05/15/18)	1,490	1,711,131
Metropolitan Transit Authority of Harris County RB
Series A
5.00%, 11/01/36	(Call 11/01/21)	1,000	1,140,850
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,129,310
Midland County Fresh Water Supply District No. 1 RB
Series A
0.00%, 09/15/34	(Call 09/15/27)	1,250	557,550
North East Independent School District/TX GO
5.25%, 02/01/27	(PSF)	530	677,822
Series A
5.00%, 08/01/37	(Call 08/01/17) (PSF)	500	544,320
North Texas Municipal Water District RB
5.00%, 09/01/31	(PR 09/01/16) (NPFGC)	270	288,590
5.00%, 09/01/31	(Call 09/01/16) (NPFGC)	780	829,873
5.00%, 09/01/35	(Call 09/01/16) (NPFGC)	1,750	1,857,608
5.00%, 09/01/38	(Call 09/01/18)	1,700	1,899,869
North Texas Tollway Authority RB
0.00%, 01/01/37	(AGM)	2,000	806,680
0.00%, 09/01/43	(Call 09/01/31)	500	460,995
5.75%, 01/01/38	(Call 01/01/18)	5,120	5,667,686
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,187,380
6.00%, 01/01/38	(Call 01/01/19) (AGC-ICC)	500	576,245
6.00%, 01/01/43	(Call 01/01/21)	250	292,798
Series A
5.00%, 01/01/22		1,000	1,188,870
5.00%, 01/01/25	(Call 01/01/24)	1,000	1,188,510
5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	9,310	10,156,279
5.50%, 09/01/36	(Call 09/01/21)	2,500	3,005,175
6.00%, 01/01/28	(Call 01/01/19)	1,010	1,182,447
6.25%, 01/01/39	(Call 01/01/19)	1,000	1,157,280

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series B
0.00%, 09/01/37	(Call 09/01/31)	$1,600	$544,288
0.00%, 09/01/43	(Call 09/01/31)	2,500	539,975
5.00%, 01/01/31	(Call 01/01/24)	2,000	2,258,880
5.00%, 01/01/38	(Call 01/01/21)	1,000	1,094,660
5.00%, 01/01/42	(Call 01/01/22)	6,850	7,584,457
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	506,775
1.95%, 01/01/38		1,000	1,016,220
5.25%, 01/01/44	(Call 01/01/19)	2,300	2,463,162
6.00%, 01/01/25	(Call 01/01/19)	1,000	1,158,130
Series D
0.00%, 01/01/31	(AGM)	965	514,422
0.00%, 01/01/34	(AGM)	2,900	1,344,759
5.00%, 09/01/24	(Call 09/01/21)	700	836,724
5.00%, 09/01/32	(Call 09/01/21)	4,970	5,783,241
Series E-3
5.75%, 01/01/38		1,150	1,202,210
Series K-1
5.75%, 01/01/38	(Call 01/01/19) (AGM)	500	571,230
Permanent University Fund RB
5.00%, 07/01/41	(Call 07/01/23)	2,000	2,302,820
Pharr San Juan Alamo Independent School District TX GO
5.00%, 02/01/38	(Call 02/01/18) (PSF)	300	329,862
Plano Independent School District GO
Series A
5.25%, 02/15/34	(Call 02/15/18)	1,700	1,891,845
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	564,230
San Antonio Independent School District/TX GO
5.00%, 08/15/23	(Call 08/15/15) (PSF)	975	996,713
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32	(Call 09/15/22)	1,500	1,579,905
4.00%, 09/15/42	(Call 09/15/22)	2,000	2,031,260
State of Texas GO
4.00%, 10/01/33	(Call 04/01/24)	1,200	1,289,916

Security		Principal (000s)	Value
4.50%, 04/01/33	(PR 04/01/17)	$105	$113,671
4.50%, 04/01/33	(Call 04/01/17)	2,765	2,949,591
4.65%, 04/01/25	(PR 04/01/16)	1,000	1,047,940
4.75%, 04/01/35	(PR 04/01/15)	5,600	5,624,472
4.75%, 04/01/37	(Call 04/01/18)	1,465	1,608,790
5.00%, 10/01/16		2,000	2,148,380
5.00%, 04/01/17		5,000	5,470,400
5.00%, 10/01/19		1,000	1,173,500
5.00%, 04/01/21		1,000	1,204,270
5.00%, 10/01/21		2,000	2,428,480
5.00%, 04/01/22		2,000	2,434,880
5.00%, 04/01/26	(PR 04/01/18)	95	107,094
5.00%, 04/01/26	(Call 04/01/18)	955	1,068,721
5.00%, 04/01/26	(PR 04/01/15)	2,025	2,034,336
5.00%, 04/01/27	(PR 04/01/18)	115	129,640
5.00%, 04/01/27	(Call 04/01/18)	1,185	1,323,811
5.00%, 10/01/27	(Call 04/01/24)	4,000	4,847,840
5.00%, 04/01/28	(Call 04/01/24)	2,000	2,408,960
5.00%, 04/01/28	(PR 04/01/16)	1,000	1,051,770
5.00%, 04/01/30	(PR 04/01/16)	2,850	2,997,544
5.00%, 04/01/36	(Call 04/01/22)	4,500	5,228,505
5.00%, 04/01/42	(Call 04/01/22)	3,000	3,423,990
Series A
4.00%, 10/01/31	(Call 10/01/24)	2,000	2,172,580
4.00%, 10/01/44	(Call 10/01/24)	2,000	2,107,540
4.50%, 04/01/35	(Call 04/01/17) (NPFGC)	1,000	1,065,690
5.00%, 10/01/21		1,200	1,457,088
5.00%, 10/01/22		2,000	2,453,940
5.00%, 10/01/28	(Call 10/01/24)	5,000	6,057,950
5.00%, 04/01/33	(Call 04/01/17)	4,800	5,207,424
Tarrant Regional Water District RB
5.00%, 03/01/37	(Call 03/01/22)	1,500	1,724,190
Texas Public Finance Authority RB
4.00%, 07/01/17	(Call 01/01/17)	1,000	1,065,850
Series A
5.00%, 01/01/16		500	520,630
5.00%, 01/01/17	(PR 01/01/16)	1,000	1,040,740
5.00%, 07/01/17	(PR 01/01/16)	5,000	5,203,700
Series B
4.00%, 01/01/19	(Call 07/01/15)	8,500	8,607,780
5.00%, 07/01/18	(PR 07/01/15)	4,030	4,097,543

76	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/16		$500	$526,250
5.00%, 04/01/20	(PR 04/01/16)	595	625,399
5.00%, 04/01/24	(Call 04/01/17)	1,585	1,727,634
5.00%, 04/01/25	(PR 04/01/16)	500	525,545
5.00%, 04/01/27	(Call 04/01/17)	4,650	5,065,663
Series A
4.50%, 04/01/15		300	301,254
4.75%, 04/01/17		1,800	1,958,796
5.00%, 04/01/17		800	874,736
5.00%, 04/01/21		2,130	2,565,095
5.00%, 04/01/21	(PR 04/01/16)	4,000	4,204,360
5.00%, 04/01/23	(PR 04/01/16)	5,160	5,423,624
5.00%, 04/01/23		1,000	1,232,210
5.00%, 04/01/24		4,000	4,952,000
Texas Water Development Board RB
Series A
5.00%, 07/15/27	(Call 07/15/17)	250	274,143
University of Texas System (The) RB
Series A
5.00%, 08/15/22		1,000	1,230,230
Series B
5.00%, 08/15/26		1,500	1,901,025
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,147,300

			400,202,928
UTAH — 0.69%
Intermountain Power Agency RB
Series A
5.00%, 07/01/16		4,380	4,655,371
5.00%, 07/01/21	(Call 07/01/18)	1,000	1,126,870
State of Utah GO
Series A
4.00%, 07/01/17		1,000	1,080,490
5.00%, 07/01/16		500	531,715
5.00%, 07/01/17		4,685	5,171,116
5.00%, 07/01/22	(Call 07/01/21)	1,040	1,254,968
Series C
5.00%, 07/01/15		3,175	3,228,435
5.00%, 07/01/17		1,000	1,103,760
5.00%, 07/01/18		1,440	1,635,091

Security		Principal (000s)	Value
University of Utah RB
Series A
5.00%, 08/01/43	(Call 08/01/23)	$2,000	$2,291,060
Utah Transit Authority RB
5.00%, 06/15/42	(Call 06/15/22)	1,480	1,646,026
Series A
5.00%, 06/15/28	(Call 06/15/18)	1,275	1,445,825
5.00%, 06/15/32	(Call 06/15/18) (AGM)	1,500	1,700,970
5.00%, 06/15/36	(Call 06/15/18) (AGM)	1,900	2,154,562
Series B
4.75%, 06/15/35	(PR 12/15/15)	2,000	2,073,400

			31,099,659
VIRGINIA — 0.63%
City of Richmond VA RB
Series A
5.00%, 01/15/43	(Call 01/15/23)	2,000	2,284,940
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18		500	566,160
5.00%, 06/01/19		500	581,475
County of Fairfax VA GO
Series B
5.00%, 04/01/23	(SAW)	1,000	1,239,620
5.00%, 10/01/23	(SAW)	1,000	1,246,970
Series C
5.00%, 10/01/16	(SAW)	425	456,424
5.00%, 10/01/17	(SAW)	2,360	2,625,925
County of Loudoun VA GO
Series B
5.00%, 11/01/19		500	586,905
Hampton Roads Sanitation District RB
5.00%, 04/01/38	(Call 04/01/18)	375	414,630
University of Virginia RB
Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,155,630
Upper Occoquan Sewage Authority RB
Series A
5.15%, 07/01/20	(NPFGC)	1,000	1,129,410

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Virginia College Building Authority RB
5.00%, 09/01/20		$900	$1,070,019
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29	(Call 05/15/21) (SAP)	1,000	1,069,770
5.00%, 05/15/27	(Call 05/15/21) (SAP)	500	588,930
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,165,380
5.00%, 05/15/33	(Call 05/15/21) (SAP)	1,000	1,152,900
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,152,140
Virginia Public Building Authority RB
Series C
4.00%, 08/01/26	(Call 08/01/24)	2,500	2,771,275
5.00%, 08/01/17		1,000	1,104,850
Virginia Public School Authority RB
5.00%, 08/01/23	(Call 08/01/22) (GOI)	1,000	1,208,730
Series C
5.00%, 08/01/15	(SAW)	680	694,246
5.00%, 08/01/17	(SAW)	1,345	1,487,059
5.00%, 08/01/18	(SAW)	1,740	1,975,405
5.00%, 08/01/19	(SAW)	750	873,637

			28,602,430
WASHINGTON — 3.27%
Central Puget Sound Regional Transit Authority RB
Series A
5.00%, 11/01/32	(Call 11/01/17) (AGM)	1,400	1,535,072
5.00%, 11/01/36	(Call 11/01/17)	3,150	3,448,683
City of Seattle WA Municipal Light & Power Revenue RB
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,375,764
Series B
5.00%, 02/01/21	(Call 02/01/20)	500	587,385
5.00%, 02/01/22	(Call 02/01/20)	1,000	1,161,330
5.00%, 02/01/24	(Call 02/01/20)	500	577,815

Security		Principal (000s)	Value
City of Tacoma WA Electric System Revenue RB
Series A
4.00%, 01/01/42	(Call 07/01/23)	$1,000	$1,022,770
County of King WA GOL
4.75%, 01/01/34	(Call 01/01/18)	900	979,299
County of King WA Sewer Revenue GO
5.00%, 07/01/40		2,000	2,314,680
County of King WA Sewer Revenue RB
5.00%, 01/01/38	(Call 01/01/18)	4,600	5,139,442
5.00%, 01/01/45	(Call 07/01/20)	1,000	1,127,950
5.00%, 07/01/47	(Call 01/01/25)	2,000	2,300,060
5.00%, 01/01/52	(Call 01/01/22)	1,000	1,113,280
5.13%, 01/01/41	(Call 01/01/21)	500	571,620
5.25%, 01/01/42	(Call 01/01/19)	1,000	1,123,610
Series B
5.00%, 01/01/16		2,500	2,602,275
5.00%, 01/01/41	(Call 01/01/21)	1,330	1,494,468
Energy Northwest RB
5.00%, 07/01/22	(PR 07/01/16)	285	302,718
5.00%, 07/01/22	(Call 07/01/16)	690	731,869
5.00%, 07/01/23		1,000	1,228,220
5.00%, 07/01/24	(PR 07/01/16)	745	791,317
5.00%, 07/01/24	(Call 07/01/16)	1,625	1,721,850
Series A
5.00%, 07/01/15		250	254,218
5.00%, 07/01/17		1,800	1,984,086
5.00%, 07/01/18		1,000	1,131,580
5.00%, 07/01/19		1,365	1,585,174
5.00%, 07/01/20		1,850	2,189,179
5.00%, 07/01/21		1,000	1,201,350
5.00%, 07/01/22	(Call 07/01/21)	500	599,495
5.00%, 07/01/23	(Call 07/01/21)	2,000	2,374,180
5.25%, 07/01/16		1,780	1,898,619
5.25%, 07/01/18		2,125	2,422,054
5.50%, 07/01/15		1,000	1,018,590
Series C
5.00%, 07/01/28	(Call 07/01/24)	1,000	1,197,020
FYI Properties RB
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,144,050

78	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
NJB Properties RB
Series A
5.00%, 12/01/36	(Call 12/01/16) (GTD)	$1,000	$1,064,720
Port of Seattle WA RB
Series A
5.00%, 08/01/31	(Call 08/01/22)	2,890	3,315,755
Snohomish County School District No. 15 Edmonds GO
5.00%, 12/01/19	(PR 06/01/16) (GTD)	2,000	2,118,660
Snohomish County School District No. 201 Snohomish GO
5.25%, 12/01/27	(Call 12/01/18) (GTD)	500	565,565
State of Washington GO
5.00%, 01/01/16		1,000	1,041,090
5.00%, 07/01/23		1,090	1,334,999
5.00%, 07/01/24		2,000	2,470,620
5.00%, 07/01/25	(Call 07/01/24)	1,500	1,848,015
5.00%, 07/01/26	(Call 07/01/24)	1,500	1,826,805
5.00%, 07/01/31	(Call 01/01/25)	1,000	1,186,220
5.00%, 07/01/32	(Call 01/01/25)	2,000	2,361,120
Series 2014A
5.00%, 08/01/35	(Call 08/01/23)	1,500	1,731,570
Series A
5.00%, 07/01/15		2,300	2,338,801
5.00%, 07/01/18		1,200	1,359,600
5.00%, 07/01/25	(Call 07/01/18)	1,330	1,505,480
5.00%, 07/01/27	(Call 07/01/18)	4,750	5,376,715
5.00%, 07/01/31	(Call 07/01/18)	3,400	3,848,596
5.00%, 08/01/33	(Call 08/01/23)	2,800	3,250,408
5.00%, 08/01/35	(Call 08/01/21)	500	570,840
5.00%, 08/01/38	(Call 08/01/23)	1,215	1,393,775
Series C
5.00%, 01/01/27	(PR 01/01/18)	1,000	1,117,870
5.00%, 01/01/28	(PR 01/01/18)	1,000	1,117,870
5.00%, 06/01/41	(Call 06/01/21)	7,000	7,908,530
Series D
5.00%, 01/01/33	(PR 01/01/18)	4,080	4,560,910
5.00%, 02/01/34	(Call 02/01/22)	1,000	1,143,740
5.00%, 02/01/39	(Call 02/01/24)	1,000	1,148,850

Security		Principal (000s)	Value
Series E
5.00%, 01/01/31	(PR 01/01/16) (AMBAC)	$1,500	$1,561,110
5.00%, 02/01/31	(Call 02/01/19)	1,500	1,700,370
Series R
5.00%, 07/01/19		1,500	1,741,260
5.00%, 07/01/20		1,800	2,129,004
Series R-2006A
5.00%, 07/01/15	(AMBAC)	750	762,653
5.00%, 07/01/19	(Call 07/01/15) (AMBAC)	2,455	2,496,097
Series R-2011C
5.00%, 07/01/16		400	425,428
5.00%, 07/01/17		350	386,054
Series R-2012C
5.00%, 07/01/20		1,000	1,182,780
5.00%, 07/01/24	(Call 07/01/22)	2,000	2,406,380
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,203,200
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,792,920
Series R-2015
5.00%, 07/01/19		1,500	1,741,260
Series R-2015-C
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,805,085
5.00%, 07/01/29	(Call 01/01/25)	1,600	1,914,672
5.00%, 07/01/32	(Call 01/01/25)	1,000	1,180,560
Series R-2015E
5.00%, 07/01/31	(Call 01/01/25)	1,000	1,186,220
State of Washington RB
5.00%, 09/01/18		2,325	2,630,993
5.00%, 09/01/19		2,250	2,604,262
5.00%, 09/01/21		1,000	1,189,230
5.00%, 09/01/24	(Call 09/01/23)	2,000	2,401,520
University of Washington RB
Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,129,510
Washington State University RB
5.00%, 04/01/40	(Call 04/01/25)	2,000	2,300,940

			147,629,704
WEST VIRGINIA — 0.05%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	1,000	1,012,760
West Virginia University RB
Series B
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,125,840

			2,138,600

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
WISCONSIN — 0.82%
State of Wisconsin GO
Series 1
5.00%, 05/01/16	(AMBAC)	$550	$580,927
5.00%, 05/01/17		2,500	2,742,400
5.00%, 05/01/18	(Call 05/01/15) (NPFGC)	3,000	3,026,220
5.00%, 05/01/21		2,000	2,401,560
Series 2
5.00%, 11/01/20		3,000	3,576,180
5.00%, 11/01/22	(Call 11/01/21)	2,000	2,426,880
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,200,390
Series 3
5.00%, 11/01/22		1,175	1,438,729
Series 4
5.00%, 05/01/26	(Call 11/01/24)	2,000	2,458,960
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,000	1,056,230
Series B
5.00%, 05/01/22	(Call 05/01/21)	1,500	1,798,830
State of Wisconsin RB
Series A
5.38%, 05/01/25	(Call 05/01/19) (SAP)	2,050	2,384,416
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,470	1,730,116
5.75%, 05/01/33	(Call 05/01/19) (SAP)	2,400	2,801,616
6.00%, 05/01/36	(Call 05/01/19) (SAP)	3,100	3,660,976
6.25%, 05/01/37	(Call 05/01/19) (SAP)	1,000	1,189,710
Wisconsin Department of Transportation RB
Series A
5.00%, 07/01/20	(AGM)	2,000	2,371,220

			36,845,360

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $4,271,211,829)			4,460,280,949

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.80%

MONEY MARKET FUNDS — 0.80%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	35,986	$35,986,400

		35,986,400

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,986,400)		35,986,400

TOTAL INVESTMENTS IN SECURITIES — 99.67%
(Cost: $4,307,198,229)		4,496,267,349
Other Assets, Less Liabilities — 0.33%		14,800,613

NET ASSETS — 100.00%		$4,511,067,962

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC-ICC  —  Assured Guaranty Corp.  —  Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

80	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.22%

ALABAMA — 0.41%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19		$500	$581,260
Alabama Public School & College Authority RB
Series A
5.00%, 05/01/18		1,000	1,127,380
5.00%, 05/01/19		650	752,460
5.00%, 05/01/29	(PR 05/01/19)	1,000	1,157,930

			3,619,030
ALASKA — 0.03%
City of Anchorage AK GO Series B
5.25%, 12/01/16	(AMBAC)	265	287,488

			287,488
ARIZONA — 0.86%
City of Mesa AZ RB
4.00%, 07/01/17	(AGM)	50	53,963
5.25%, 07/01/16	(NPFGC)	135	143,959
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	165	175,857
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/15		1,000	1,016,800
5.00%, 07/01/17		1,280	1,411,225
5.00%, 07/01/18		1,000	1,131,940
Salt River Project Agricultural Improvement & Power District RB
Series B
4.00%, 01/01/17		275	292,542
4.00%, 01/01/18		1,975	2,152,375
5.00%, 12/01/19		1,075	1,263,910

			7,642,571
CALIFORNIA — 18.08%
Bay Area Toll Authority RB
Series A
1.00%, 04/01/47	(Call 10/01/16)	2,000	2,007,100
Series B
1.50%, 04/01/47	(Call 10/01/17)	3,400	3,435,088
Series C
1.88%, 04/01/47	(Call 10/01/18)	3,600	3,673,116

Security		Principal (000s)	Value
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	$750	$757,313
Series F
5.00%, 04/01/15		860	864,025
5.00%, 04/01/31	(PR 04/01/16)	4,525	4,760,798
Series F-1
5.00%, 04/01/17		750	821,137
5.13%, 04/01/39	(PR 04/01/19)	1,200	1,400,724
California State Public Works Board RB
Series G
5.00%, 01/01/20		1,000	1,167,010
Series J
5.00%, 01/01/19	(PR 01/01/16) (AMBAC)	300	312,249
5.25%, 01/01/16	(AMBAC)	1,195	1,246,301
Chabot-Las Positas Community College District GO Series C
0.00%, 08/01/16	(AMBAC)	195	192,904
City & County of San Francisco CA GO
5.00%, 06/15/15		1,485	1,506,978
City of Long Beach CA Harbor Revenue RB Series C
5.00%, 11/15/18		1,750	2,009,927
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/16		500	529,925
5.00%, 06/01/19		710	827,469
East Bay Municipal Utility District Water System Revenue RB Series B
5.00%, 06/01/16		500	530,245
Grossmont-Cuyamaca Community College District GO Series B
5.00%, 08/01/29	(PR 08/01/15) (FGIC)	1,000	1,020,800
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/19		500	585,335
6.00%, 08/01/33	(Call 08/01/19)	145	176,427

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/17		$150	$165,738
Los Angeles County Metropolitan Transportation Authority RB Series A
5.00%, 07/01/17		1,350	1,494,760
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/16		400	425,820
5.00%, 07/01/17		1,000	1,105,740
5.00%, 07/01/19		485	567,271
Series C
4.00%, 01/01/16	(Call 10/01/15)	1,500	1,535,115
5.00%, 01/01/16	(Call 10/01/15)	2,835	2,918,236
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/16		1,500	1,555,125
Series A-1
5.50%, 07/01/17	(FGIC)	480	535,747
5.50%, 07/01/18	(FGIC)	1,190	1,371,642
Series B
5.00%, 07/01/16	(AGM)	705	749,817
5.00%, 07/01/18		500	568,095
Series C
5.00%, 07/01/19		1,050	1,226,158
Metropolitan Water District of Southern California RB Series C
5.00%, 07/01/17		1,000	1,105,990
New Haven Unified School District GO
5.00%, 08/01/18	(AGM)	200	226,188
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	1,000	1,062,450
Sacramento Municipal Utility District RB
Series U
3.38%, 08/15/15	(AGM)	2,500	2,538,200
5.00%, 08/15/17	(AGM)	100	110,908

Security		Principal (000s)	Value
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series B
5.00%, 05/15/15		$375	$378,994
5.00%, 05/15/16		500	529,580
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/16	(ETM)	1,000	998,230
0.00%, 01/01/17	(ETM)	380	376,033
Southern California Public Power Authority RB
0.00%, 07/01/15	(NPFGC)	500	499,430
State of California Department of Water Resources Power Supply Revenue RB
Series H
5.00%, 05/01/17		530	582,401
5.00%, 05/01/17	(AGM)	540	593,390
Series K
5.00%, 05/01/18		3,675	4,154,624
Series L
4.00%, 05/01/15		100	100,695
5.00%, 05/01/15		2,695	2,718,500
5.00%, 05/01/16		2,370	2,503,573
5.00%, 05/01/17		2,250	2,472,457
5.00%, 05/01/19		3,555	4,138,056
Series M
4.00%, 05/01/16		500	522,360
4.00%, 05/01/19		300	336,954
5.00%, 05/01/15		4,000	4,034,880
5.00%, 05/01/16		875	924,315
5.00%, 05/01/19		350	407,404
Series N
5.00%, 05/01/18		400	452,204
5.00%, 05/01/19		200	232,802
State of California Department of Water Resources RB Series AJ
5.00%, 12/01/16		500	541,150
State of California GO
3.00%, 09/01/16		1,645	1,711,310
3.00%, 12/01/32	(Call 06/01/19)	1,250	1,339,212
3.25%, 10/01/16		1,125	1,176,907
4.00%, 04/01/15		300	301,110

82	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
4.00%, 08/01/15		$1,225	$1,245,396
4.00%, 10/01/15		325	332,540
4.00%, 04/01/17		300	321,687
4.00%, 12/01/26	(Call 06/01/16)	1,065	1,111,168
4.00%, 12/01/27	(Call 06/01/17)	1,500	1,605,165
4.25%, 04/01/16		645	673,432
5.00%, 03/01/15		1,180	1,180,649
5.00%, 04/01/15		1,680	1,687,795
5.00%, 06/01/15		200	202,558
5.00%, 11/01/15		3,360	3,471,586
5.00%, 12/01/15		2,000	2,074,640
5.00%, 02/01/16		250	261,145
5.00%, 03/01/16		800	838,712
5.00%, 04/01/16		215	226,214
5.00%, 06/01/16	(SGI)	1,000	1,059,610
5.00%, 08/01/16		1,200	1,280,256
5.00%, 09/01/16		1,000	1,070,430
5.00%, 10/01/16		1,000	1,073,940
5.00%, 11/01/16	(AMBAC)	790	851,154
5.00%, 12/01/16		250	270,213
5.00%, 02/01/17		2,125	2,307,984
5.00%, 03/01/17	(PR 03/01/15)	15	15,008
5.00%, 03/01/17		1,985	2,078,519
5.00%, 04/01/17		1,750	1,912,523
5.00%, 09/01/17		1,000	1,109,220
5.00%, 10/01/17		585	650,754
5.00%, 02/01/18		3,905	4,372,350
5.00%, 04/01/18		2,000	2,251,320
5.00%, 11/01/18		1,000	1,145,490
5.00%, 12/01/18		1,000	1,148,200
5.00%, 02/01/19		3,885	4,474,121
5.00%, 04/01/19		1,000	1,156,380
5.00%, 08/01/19	(Call 02/01/17)	2,640	2,868,228
5.00%, 10/01/19		425	497,284
5.00%, 02/01/20		1,100	1,296,229
5.50%, 04/01/18		1,600	1,825,424
5.50%, 04/01/19		1,500	1,763,865
6.00%, 02/01/18	(AMBAC)	755	868,091
Series A
4.00%, 07/01/16		930	977,160
5.00%, 07/01/16		1,095	1,165,069
5.00%, 07/01/17		1,000	1,105,000
5.00%, 07/01/18	(ETM)	2,930	3,331,117
5.00%, 07/01/18		845	962,185

Security		Principal (000s)	Value
5.00%, 07/01/19		$6,540	$7,689,013
5.00%, 07/01/20	(PR 07/01/19)	7,095	8,321,655
5.25%, 07/01/21	(PR 07/01/19)	1,325	1,568,151
University of California RB
Series AF
5.00%, 05/15/15		3,345	3,380,825
5.00%, 05/15/18		750	850,560

			161,044,457
COLORADO — 0.88%
E-470 Public Highway Authority RB Series B
0.00%, 09/01/16	(NPFGC)	130	127,561
Regional Transportation District RB
Series A
5.00%, 11/01/28	(PR 11/01/16) (AMBAC)	2,125	2,285,778
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	500	537,830
5.00%, 11/01/36	(PR 11/01/16) (AMBAC)	1,655	1,780,217
State of Colorado Department of Transportation RB
5.00%, 12/15/16		1,000	1,081,320
Series B
5.00%, 12/15/15		740	768,867
5.50%, 06/15/15	(NPFGC)	1,200	1,219,380

			7,800,953
CONNECTICUT — 2.18%
Connecticut State Health & Educational Facility Authority RB
0.60%, 07/01/29		2,000	1,997,760
Series A
0.80%, 07/01/48		1,500	1,503,840
Series A-4
1.20%, 07/01/49		2,000	1,997,460
State of Connecticut GO
5.00%, 12/15/17	(Call 12/15/16)	750	812,738
Series A
2.00%, 10/15/15		1,995	2,018,302
5.00%, 01/01/16		1,230	1,279,139
5.00%, 10/15/17		1,000	1,109,380
5.00%, 10/15/18		1,000	1,137,730

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series B
5.00%, 05/01/17		$1,045	$1,143,146
5.25%, 06/01/19	(AMBAC)	500	582,505
Series C
4.00%, 06/01/15		2,010	2,030,361
5.00%, 12/01/15		410	425,055
Series D
5.00%, 11/01/18		2,000	2,278,260
State of Connecticut Special Tax Revenue ST
Series 1
5.00%, 02/01/16		335	349,988
5.00%, 02/01/17		360	390,625
5.00%, 02/01/18		300	335,748

			19,392,037
DELAWARE — 0.18%
State of Delaware GO
Series 2009C
5.00%, 10/01/15		285	293,305
5.00%, 10/01/16		1,200	1,289,340

			1,582,645
DISTRICT OF COLUMBIA — 0.06%
District of Columbia GO Series B
5.00%, 06/01/17	(AMBAC)	455	500,286

			500,286
FLORIDA — 1.74%
City of Gainesville FL Utilities System Revenue RB Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	2,025	2,083,401
Florida’s Turnpike Enterprise RB Series B
5.00%, 07/01/16		1,000	1,062,450
St. Johns River Power Park RB Series 23
5.00%, 10/01/15		1,000	1,028,870
State Board of Administration Finance Corp. RB
Series A
5.00%, 07/01/15		1,945	1,977,540
5.00%, 07/01/16		2,100	2,229,969

Security		Principal (000s)	Value
State of Florida GO
Series A
5.00%, 06/01/16		$1,000	$1,059,650
5.00%, 06/01/17		475	522,391
5.00%, 06/01/18		505	571,529
5.00%, 06/01/19		1,300	1,511,146
State of Florida Lottery Revenue RB
Series C
5.00%, 07/01/16		1,035	1,100,070
Series E
5.00%, 07/01/17		1,000	1,102,030
Tampa Bay Water RB
Series A
5.00%, 10/01/16		1,000	1,073,030
Series B
5.00%, 10/01/19		150	174,999

			15,497,075
GEORGIA — 2.82%
City of Atlanta Department of Aviation RB Series A
5.00%, 01/01/19		1,725	1,973,331
Georgia State Road & Tollway Authority RB
5.00%, 06/01/16	(NPFGC)	230	243,448
Series A
5.00%, 06/01/16		500	529,040
5.00%, 06/01/17		3,150	3,454,542
5.00%, 03/01/20	(GTD)	1,000	1,182,240
Gwinnett County School District GO
4.50%, 10/01/17		250	274,958
Series A
4.00%, 10/01/16		1,385	1,465,413
Municipal Electric Authority of Georgia RB
Series B
5.00%, 01/01/16		100	104,074
Series D
5.75%, 01/01/19	(Call 07/01/18)	940	1,087,495
Municipal Gas Authority of Georgia RB
4.00%, 10/01/16		1,000	1,057,230
State of Georgia GO
5.00%, 08/01/20	(PR 08/01/17)	350	387,104

84	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series A
5.00%, 09/01/19	(PR 09/01/15)	$200	$204,982
Series A-1
5.00%, 02/01/16		2,000	2,089,160
5.00%, 02/01/19		3,000	3,458,070
Series B
4.50%, 03/01/21	(PR 03/01/16)	250	260,908
5.00%, 10/01/15		500	514,510
Series E
5.00%, 08/01/16		305	325,398
5.00%, 08/01/19	(PR 08/01/17)	770	851,628
5.00%, 08/01/21	(PR 08/01/17)	600	663,606
Series E-2
4.00%, 09/01/16		1,320	1,393,088
4.50%, 09/01/15		2,000	2,044,820
Series I
5.00%, 07/01/18		1,375	1,560,790

			25,125,835
HAWAII — 0.85%
State of Hawaii GO
Series DG
5.00%, 07/01/16	(PR 07/01/15) (AMBAC)	575	584,637
Series DT
5.00%, 11/01/17		300	334,920
Series DY
5.00%, 02/01/18		500	560,975
5.00%, 02/01/19		1,220	1,405,355
Series DZ
5.00%, 12/01/16		1,000	1,081,060
5.00%, 12/01/17		800	895,528
5.00%, 12/01/19		1,140	1,340,332
Series EA
5.00%, 12/01/16		250	270,265
Series EF
5.00%, 11/01/17		1,000	1,116,400

			7,589,472
ILLINOIS — 5.93%
Chicago O’Hare International Airport RB
Series A
5.00%, 01/01/19	(Call 01/01/16) (AMBAC)	1,000	1,040,560

Security		Principal (000s)	Value
Series B
5.00%, 01/01/17		$270	$291,497
5.00%, 01/01/18		1,200	1,331,760
5.00%, 01/01/19	(Call 01/01/17) (AGM)	550	593,681
City of Chicago IL GO Series A
5.00%, 01/01/19	(Call 01/01/18)	1,200	1,289,712
Illinois State Toll Highway Authority RB
Series A
5.00%, 01/01/19	(PR 07/01/15) (AGM)	500	508,240
5.00%, 12/01/19		1,000	1,168,070
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	2,000	2,122,380
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	5,000	5,305,950
5.00%, 01/01/28	(PR 07/01/16) (AGM)	3,075	3,263,159
5.00%, 01/01/31	(PR 07/01/16) (AGM)	3,035	3,220,712
Series B
5.00%, 12/01/17		1,000	1,117,170
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/15	(ETM) (NPFGC-FGIC)	275	274,838
0.00%, 06/15/15	(NPFGC-FGIC)	305	304,591
0.00%, 06/15/18	(NPFGC-FGIC)	500	474,250
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35	(PR 12/01/16)	1,830	1,975,924
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,100	1,187,714
State of Illinois GO
4.00%, 04/01/15		290	290,983
4.00%, 07/01/15		1,000	1,012,270
4.00%, 02/01/18		500	532,800
4.00%, 07/01/18		620	664,907
5.00%, 05/01/16		1,000	1,049,730

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 08/01/16		$1,500	$1,588,470
5.00%, 01/01/17		1,000	1,070,430
5.00%, 01/01/17	(AGM)	1,000	1,071,000
5.00%, 01/01/18		1,630	1,779,667
5.00%, 08/01/18		1,690	1,870,137
5.00%, 01/01/19		500	555,815
5.00%, 01/01/19	(AGM)	600	669,336
First Series
5.50%, 08/01/15	(SGI-ICR, NPFGC)	370	377,988
State of Illinois RB
4.00%, 06/15/15		3,000	3,034,680
4.00%, 06/15/16		1,855	1,943,725
5.00%, 06/15/15		500	507,275
5.00%, 06/15/16		500	530,395
5.00%, 06/15/17		680	747,721
5.00%, 06/15/18		480	541,339
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 06/15/15		1,500	1,521,975
5.00%, 12/15/15		1,545	1,604,807
5.00%, 06/15/16		1,000	1,061,060
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,622,685
5.00%, 12/15/17	(Call 12/15/16)	500	541,635
5.00%, 06/15/18	(Call 12/15/16)	1,080	1,166,951

			52,827,989
INDIANA — 0.47%
Indiana Finance Authority RB
Series A
4.00%, 02/01/16		265	274,450
5.00%, 02/01/16		775	809,821
5.00%, 02/01/17		1,000	1,086,290
Series C
3.00%, 10/01/16		1,000	1,037,940
Indianapolis Local Public Improvement Bond Bank RB Series A
5.45%, 01/01/35	(PR 07/01/17)	850	945,820

			4,154,321

Security		Principal (000s)	Value
KANSAS — 0.14%
State of Kansas Department of Transportation RB Series A
5.00%, 09/01/16		$1,180	$1,263,107

			1,263,107
KENTUCKY — 0.49%
Kentucky Asset Liability Commission RB First Series
5.25%, 09/01/19	(NPFGC)	700	818,846
Kentucky Public Transportation Infrastructure Authority RB
5.00%, 07/01/17		1,545	1,687,078
Kentucky State Property & Building Commission RB
5.00%, 08/01/22	(PR 08/01/15) (AGM)	100	102,067
5.25%, 10/01/15	(AGM)	900	927,207
5.25%, 10/01/16	(AGM)	510	549,056
5.25%, 02/01/18		240	269,635

			4,353,889
LOUISIANA — 0.56%
East Baton Rouge Sewerage Commission RB Series A
5.25%, 02/01/34	(PR 02/01/19)	400	465,312
State of Louisiana Gasoline & Fuels Tax Revenue RB Series A
5.00%, 05/01/35	(PR 05/01/15) (NPFGC-FGIC)	655	660,646
State of Louisiana GO
Series A
5.00%, 08/01/15	(NPFGC)	3,025	3,088,767
5.25%, 08/01/16	(Call 08/01/15) (NPFGC)	750	766,688

			4,981,413
MARYLAND — 4.22%
County of Montgomery MD GO Series A
5.00%, 07/01/15		500	508,415

86	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Maryland State Transportation Authority RB
5.00%, 03/01/17		$1,000	$1,089,590
5.25%, 03/01/16		240	252,170
5.25%, 03/01/17		310	339,323
5.25%, 03/01/18		1,340	1,514,093
State of Maryland Department of Transportation RB
5.00%, 05/01/16		1,000	1,055,910
5.00%, 05/01/17		750	822,608
State of Maryland GO
5.00%, 03/01/18		1,200	1,348,152
5.00%, 08/01/19		2,000	2,334,740
First Series
5.00%, 03/15/17		390	425,728
5.00%, 03/15/22	(PR 03/15/17)	810	883,718
First Series A
5.25%, 03/01/16		250	262,730
Second Series
5.00%, 07/15/15		400	407,492
5.00%, 08/01/16		1,875	2,000,400
5.00%, 07/15/17		1,500	1,657,455
5.00%, 07/15/18		1,000	1,136,040
5.00%, 08/01/19	(PR 08/01/16)	1,415	1,508,588
5.00%, 07/15/22	(PR 07/15/18)	1,280	1,454,272
Second Series A
4.00%, 08/01/15		150	152,493
5.00%, 08/01/15		700	714,630
5.00%, 08/01/17	(PR 08/01/15)	1,875	1,913,906
Second Series B
5.00%, 08/01/17		1,000	1,106,600
Second Series C
5.00%, 11/01/16		1,135	1,222,860
Second Series E
5.00%, 08/01/16		1,000	1,066,880
Series A
5.00%, 08/01/18		1,000	1,137,460
5.00%, 03/01/19		2,500	2,887,300
5.00%, 03/01/20		1,000	1,182,780
Series B
4.50%, 08/01/19		1,000	1,145,830
5.00%, 08/01/20	(PR 08/01/19)	1,175	1,373,881
5.00%, 08/01/21	(PR 08/01/19)	1,700	1,987,742

Security		Principal (000s)	Value
5.00%, 08/01/23	(PR 08/01/19)	$2,285	$2,671,759

			37,565,545
MASSACHUSETTS — 7.88%
Commonwealth of Massachusetts GO
Series A
5.00%, 03/01/21	(PR 03/01/15) (AGM)	450	450,243
5.00%, 03/01/22	(PR 03/01/15)	1,325	1,325,715
5.00%, 03/01/23	(PR 03/01/15) (AGM)	575	575,310
5.00%, 03/01/24	(PR 03/01/15) (AGM)	400	400,216
5.00%, 03/01/25	(PR 03/01/15)	1,300	1,300,702
Series B
5.00%, 08/01/15		435	444,122
Series C
5.50%, 12/01/16	(AGM)	1,000	1,090,020
5.50%, 12/01/17	(AGM)	1,720	1,947,539
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		1,500	1,600,065
5.00%, 04/01/18		1,500	1,687,020
5.00%, 04/01/19		1,000	1,153,980
Series B
5.00%, 08/01/16		720	768,031
5.00%, 08/01/18		1,000	1,135,220
5.25%, 08/01/16		500	535,135
Series C
5.00%, 05/01/16		1,025	1,082,092
5.00%, 09/01/16	(PR 09/01/15)	715	732,796
5.00%, 08/01/19		2,000	2,328,140
5.00%, 09/01/21	(PR 09/01/15)	715	732,796
5.00%, 09/01/22	(PR 09/01/15)	5,775	5,918,740
5.00%, 09/01/24	(PR 09/01/15)	500	512,445
5.00%, 09/01/25	(PR 09/01/15)	1,630	1,670,571
5.50%, 11/01/15		2,475	2,565,362
Series D
4.75%, 08/01/25	(PR 08/01/16)	1,250	1,328,962
5.00%, 08/01/21	(PR 08/01/16)	2,055	2,192,130
5.00%, 08/01/22	(PR 08/01/16)	715	762,712
5.50%, 11/01/16		500	543,005
5.50%, 10/01/17		800	900,528

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series E
5.00%, 11/01/23	(PR 11/01/16) (AMBAC)	$500	$537,830
5.00%, 11/01/24	(PR 11/01/16) (AMBAC)	265	285,050
Commonwealth of Massachusetts RB
Series A
5.50%, 06/01/15	(NPFGC-FGIC)	2,480	2,515,018
5.50%, 06/01/16	(NPFGC-FGIC)	250	266,488
Massachusetts Bay Transportation Authority RB
Series A
4.75%, 07/01/34	(PR 07/01/15)	1,300	1,320,722
5.00%, 07/01/31	(PR 07/01/15)	2,065	2,099,692
Series C
5.00%, 07/01/31	(PR 07/01/18)	1,915	2,175,804
5.00%, 07/01/34	(PR 07/01/18)	1,000	1,136,190
5.50%, 07/01/15		1,450	1,477,057
5.50%, 07/01/16		1,005	1,075,913
5.50%, 07/01/18		1,700	1,956,445
Massachusetts Clean Water Trust (The) RB
Series 12
5.25%, 08/01/17		1,000	1,112,620
Series A
5.25%, 08/01/15		1,000	1,021,970
5.25%, 08/01/16		250	267,610
5.25%, 08/01/19		250	294,298
Massachusetts Department of Transportation RB Series B
5.00%, 01/01/17		720	778,018
Massachusetts Municipal Wholesale Electric Co. RB
Series A
5.00%, 07/01/15		375	381,233
Massachusetts School Building Authority RB
Series A
5.00%, 08/15/15	(AGM)	390	398,826
5.00%, 08/15/22	(PR 08/15/15) (AGM)	5,000	5,113,700
Series B
5.00%, 08/15/17		500	553,920

Security		Principal (000s)	Value
5.00%, 08/15/18		$1,500	$1,707,525
5.00%, 08/15/19		1,000	1,168,240
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/17		1,000	1,082,320
5.00%, 08/01/31	(PR 08/01/16) (AMBAC)	2,000	2,132,560
Series B
5.00%, 08/01/19	(GOI)	2,235	2,612,938
Series J
5.25%, 08/01/16		1,000	1,070,710

			70,226,294
MICHIGAN — 1.34%
Michigan Finance Authority RB
5.00%, 07/01/18		500	555,135
5.00%, 01/01/20	(Call 07/01/19)	1,075	1,251,375
Series A
5.00%, 07/01/15		750	762,675
5.00%, 07/01/16		1,175	1,249,859
5.00%, 01/01/17		1,000	1,082,510
5.00%, 07/01/17		1,250	1,379,700
5.00%, 07/01/18		1,000	1,135,480
5.00%, 07/01/19		2,070	2,409,625
State of Michigan Trunk Line Revenue RB
2.00%, 11/15/15		1,000	1,013,590
5.00%, 11/15/18		1,000	1,143,800

			11,983,749
MINNESOTA — 1.62%
Minnesota Public Facilities Authority RB Series B
5.00%, 03/01/18		710	797,877
Southern Minnesota Municipal Power Agency RB Series A
5.25%, 01/01/17		850	923,865
State of Minnesota GO
5.00%, 10/01/15		500	514,510
5.00%, 08/01/16		775	826,832
5.00%, 08/01/17		1,635	1,808,457
5.00%, 08/01/19	(Call 08/01/17)	1,500	1,652,250

88	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series A
5.00%, 08/01/15		$1,000	$1,020,900
5.00%, 10/01/15	(ETM)	15	15,433
5.00%, 10/01/15		1,060	1,090,761
5.00%, 10/01/16	(ETM)	10	10,734
5.00%, 10/01/16		990	1,063,201
Series D
5.00%, 08/01/15		200	204,180
5.00%, 08/01/18		500	568,550
5.00%, 08/01/19		1,500	1,750,350
Series F
5.00%, 10/01/18		1,000	1,142,380
State of Minnesota RB Series B
5.00%, 03/01/17		1,000	1,088,600

			14,478,880
MISSISSIPPI — 0.25%
State of Mississippi GO
Series A
5.50%, 12/01/15		1,000	1,040,910
Series C
5.00%, 10/01/19		1,000	1,169,100

			2,210,010
MISSOURI — 0.50%
Missouri Highway & Transportation Commission RB
5.00%, 05/01/16		500	527,875
5.00%, 05/01/17		690	756,799
5.00%, 02/01/18		250	280,205
5.00%, 02/01/19		600	691,614
5.00%, 05/01/19		1,000	1,160,450
Series A
5.00%, 05/01/21	(PR 05/01/16)	1,000	1,054,730

			4,471,673
NEBRASKA — 0.18%
Omaha Public Power District RB
Series A
5.00%, 02/01/16		1,000	1,044,540
Series B
5.00%, 02/01/20		500	586,990

			1,631,530
NEVADA — 1.30%
Clark County School District GOL
Series A
4.00%, 06/15/16	(AMBAC)	1,000	1,046,910

Security		Principal (000s)	Value
Series C
5.00%, 06/15/18	(Call 12/15/15) (AGM)	$1,000	$1,038,120
5.00%, 06/15/22	(PR 12/15/15) (AGM)	560	581,442
5.00%, 06/15/23	(PR 12/15/15) (AGM)	2,100	2,180,409
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		1,750	1,973,475
Series D
5.00%, 07/01/16		90	95,570
State of Nevada RB
4.00%, 12/01/15		825	849,280
5.00%, 06/01/16		1,500	1,588,695
5.00%, 12/01/17		2,000	2,234,720

			11,588,621
NEW JERSEY — 6.21%
Garden State Preservation Trust RB
Series A
5.80%, 11/01/22	(PR 11/01/15) (AGM)	1,800	1,868,868
Series B
6.38%, 11/01/15	(NPFGC)	2,200	2,292,994
Series C
5.13%, 11/01/16	(AGM)	1,250	1,347,687
New Jersey Building Authority RB Series A
5.00%, 06/15/17		750	818,190
New Jersey Economic Development Authority RB
5.00%, 06/15/15		590	598,166
5.00%, 06/15/16		500	527,175
5.00%, 06/15/17		1,000	1,086,140
5.00%, 06/15/18		250	276,683
5.38%, 06/15/15	(ETM)	800	812,632
5.50%, 06/15/16	(ETM)	200	213,484
Series A
5.00%, 05/01/15		400	403,208
5.00%, 05/01/18		1,125	1,244,644
5.25%, 07/01/15	(Call 03/30/15) (NPFGC)	1,000	1,004,300

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series DD
5.00%, 12/15/16		$1,000	$1,069,560
5.00%, 12/15/17		1,050	1,149,561
Series EE
5.00%, 09/01/15		1,000	1,024,820
5.00%, 09/01/17		1,500	1,640,415
5.00%, 09/01/18		2,220	2,474,789
Series GG
5.00%, 09/01/17	(SAP)	795	869,420
Series NN
5.00%, 03/01/19		1,500	1,675,110
Series PP
5.00%, 06/15/19		500	562,990
Series W
5.00%, 03/01/16		1,670	1,750,410
5.00%, 03/01/17		520	564,803
New Jersey Educational Facilities Authority RB Series B
4.50%, 07/01/37	(PR 07/01/16)	675	712,348
New Jersey Sports & Exposition Authority RB Series B
5.00%, 09/01/18	(SAP)	1,000	1,123,150
New Jersey State Turnpike Authority RB
Series B
5.00%, 01/01/19		2,220	2,533,286
Series C
6.50%, 01/01/16		590	620,645
New Jersey Transit Corp. RB
Series A
5.00%, 09/15/16		500	533,615
5.00%, 09/15/18		500	562,140
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/19	(PR 06/15/15) (AGM)	145	147,101
Series A
5.00%, 06/15/18		750	830,047
5.25%, 12/15/19		1,000	1,146,920
5.50%, 12/15/15	(AMBAC)	800	832,920
5.50%, 12/15/16	(AGM)	500	543,050
5.75%, 06/15/15	(ETM)	200	203,384

Security		Principal (000s)	Value
Series B
5.25%, 12/15/15	(AMBAC)	$1,010	$1,049,552
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	550	572,429
5.50%, 12/15/16	(NPFGC)	1,450	1,571,568
5.50%, 12/15/17	(NPFGC)	500	557,875
Series C
5.25%, 06/15/15	(ETM) (NPFGC)	1,950	1,980,069
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	135	137,078
5.25%, 06/15/17	(PR 06/15/15) (NPFGC)	1,505	1,528,162
5.25%, 06/15/18	(PR 06/15/15) (FGIC)	785	797,081
5.50%, 12/15/15	(AGM)	400	416,528
5.50%, 12/15/16	(AGM)	375	407,287
5.50%, 12/15/17		1,505	1,688,505
Series D
5.00%, 06/15/16	(PR 06/15/15) (AGM)	1,000	1,014,490
5.00%, 06/15/17	(PR 06/15/15) (AMBAC)	2,000	2,028,980
State of New Jersey GO
5.00%, 08/01/15		660	673,629
Series H
5.25%, 07/01/15		500	508,760
5.25%, 07/01/16		500	532,690
Series L
5.25%, 07/15/15	(AMBAC)	1,265	1,289,642
5.25%, 07/15/17	(AMBAC)	1,300	1,434,004
Series Q
5.00%, 08/15/15		2,000	2,045,020

			55,298,004
NEW MEXICO — 0.66%
New Mexico Finance Authority RB
5.00%, 06/15/18		2,000	2,265,860
Series A
5.25%, 06/15/15	(NPFGC)	1,770	1,797,311
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/15		1,775	1,804,944

			5,868,115

90	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
NEW YORK — 15.34%
City of New York NY GO
5.00%, 08/01/18		$1,250	$1,416,312
Series A
5.00%, 08/01/19		3,650	4,229,182
Series A-1
5.00%, 08/15/16		795	848,973
5.00%, 08/01/17		400	442,624
Series B
5.00%, 08/01/15		2,500	2,552,325
5.00%, 08/01/18		2,465	2,792,968
5.00%, 08/01/19		1,000	1,158,680
Series B-1
5.00%, 09/01/15		500	512,490
Series C
5.00%, 08/01/16		940	1,002,237
5.00%, 08/01/17		1,000	1,106,560
5.25%, 08/01/16		350	374,420
Series D
5.00%, 08/01/15		125	127,616
Series E
5.00%, 08/01/15		1,055	1,077,081
Series F-1
5.00%, 09/01/16	(Call 09/01/15)	235	240,896
Series G
5.00%, 08/01/15		1,010	1,031,139
5.00%, 08/01/18		1,390	1,574,939
5.00%, 08/01/19		500	579,340
Series I
5.00%, 08/01/16		1,200	1,279,452
5.00%, 08/01/17		520	575,411
5.00%, 08/01/18		1,400	1,586,270
Series I-1
5.00%, 08/01/16		1,000	1,066,210
5.00%, 02/01/17		365	396,591
5.00%, 08/01/17		1,150	1,272,544
5.00%, 08/01/18		1,295	1,467,300
Series J
5.00%, 08/01/16		2,000	2,132,420
5.00%, 08/01/19		1,200	1,390,416
Long Island Power Authority RB
Series A
5.00%, 05/01/15		1,500	1,512,960

Security		Principal (000s)	Value
5.00%, 12/01/16	(Call 06/01/16) (AGM)	$300	$316,758
Series B
5.25%, 04/01/19		250	287,148
Metropolitan Transportation Authority RB
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	2,760	2,835,486
5.00%, 04/01/23	(PR 10/01/15)	325	334,373
5.75%, 07/01/16	(SAP)	200	214,642
5.75%, 01/01/18	(SAP)	385	436,967
5.75%, 07/01/18	(AGM-CR)	30	34,664
Series B
5.00%, 11/15/25	(PR 11/15/15) (AMBAC)	3,150	3,258,864
Series C
5.00%, 11/15/19		900	1,050,282
Series D
4.00%, 11/15/15		2,610	2,682,088
5.00%, 11/15/16		1,000	1,079,020
5.00%, 11/15/17		1,085	1,208,614
Series F
5.00%, 11/15/17		500	556,965
5.00%, 11/15/19		1,100	1,283,678
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/15		2,455	2,536,310
5.00%, 02/01/16	(ETM)	220	229,702
5.00%, 02/01/16		1,680	1,753,466
5.00%, 11/01/16	(ETM)	70	75,394
5.00%, 11/01/17	(ETM)	90	100,264
5.00%, 11/01/17		685	762,213
Series A
5.00%, 11/01/16		680	732,326
Series A-2
5.00%, 11/01/17	(Call 11/01/15)	605	625,298
Series B
4.50%, 11/01/19		330	378,031
5.00%, 11/01/15	(ETM)	490	505,920
5.00%, 11/01/15		315	325,433

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series D
5.00%, 11/01/15	(ETM)	$100	$103,249
5.00%, 11/01/15		495	511,394
Series E
5.00%, 11/01/15		1,000	1,033,120
5.00%, 11/01/17		465	517,415
5.00%, 11/01/18		1,515	1,729,888
New York City Water & Sewer System RB
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	700	759,962
Series EE
5.00%, 06/15/16		410	435,145
5.00%, 06/15/17		200	220,258
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/15		1,285	1,290,937
Series A-5/6
5.00%, 04/01/18		435	488,953
5.50%, 04/01/19		400	468,608
New York Municipal Bond Bank Agency RB Series A
4.00%, 12/01/15	(SAW)	660	679,246
New York State Dormitory Authority RB
5.00%, 07/01/15		300	304,977
5.00%, 07/01/15	(NPFGC-FGIC)	1,510	1,535,262
5.00%, 07/01/16		385	408,882
5.00%, 07/01/17		500	549,905
Series 2014
5.00%, 02/15/19		5,500	6,312,405
Series A
4.00%, 05/15/17		350	376,614
4.00%, 05/15/18		1,000	1,097,340
5.00%, 03/15/16		555	583,349
5.00%, 02/15/17		1,000	1,088,840
5.00%, 05/15/17		250	274,510
5.00%, 02/15/19		1,000	1,147,710
5.00%, 03/15/19		250	288,750
5.25%, 05/15/15		160	161,762
5.50%, 05/15/17	(NPFGC-FGIC)	275	304,299

Security		Principal (000s)	Value
Series D
5.00%, 06/15/16		$1,040	$1,105,042
Series F
5.00%, 03/15/22	(PR 03/15/15) (AGM)	345	345,842
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18		1,500	1,697,820
5.50%, 06/15/17		515	572,639
Series A
5.00%, 06/15/17		600	660,306
5.00%, 06/15/19		2,000	2,325,420
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series B
5.00%, 04/01/15		780	783,588
5.00%, 04/01/16		1,395	1,467,847
5.00%, 04/01/18		1,710	1,919,851
New York State Thruway Authority RB
5.00%, 04/01/15		365	366,679
5.00%, 04/01/17		720	786,082
Series A
4.00%, 04/01/15		265	265,967
5.00%, 03/15/16		1,330	1,397,936
5.00%, 03/15/17		190	207,471
5.00%, 03/15/18	(Call 09/15/17)	835	925,948
5.00%, 05/01/19		10,685	12,256,122
Series B
5.00%, 04/01/15	(AGM)	2,080	2,089,568
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	1,990	2,047,511
5.00%, 04/01/18	(PR 10/01/15) (AMBAC)	265	272,659
5.00%, 04/01/18	(Call 10/01/15) (AMBAC)	1,735	1,784,656
Series F
5.00%, 01/01/16	(Call 03/23/15) (AMBAC)	90	90,362
Series H
5.00%, 01/01/17	(NPFGC)	605	654,568
New York State Urban Development Corp. RB
5.00%, 12/15/17		400	447,492

92	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series A
5.00%, 03/15/16		$2,025	$2,128,437
5.00%, 03/15/17		455	496,837
5.00%, 01/01/18	(AGM)	1,125	1,256,929
5.00%, 03/15/18		1,850	2,074,331
5.00%, 03/15/19		2,500	2,875,700
Series A-1
5.00%, 12/15/16		1,085	1,177,789
Series B
5.00%, 01/01/17		245	265,026
Series D
5.00%, 01/01/16		510	530,599
5.25%, 01/01/17		200	217,264
Port Authority of New York & New Jersey RB Series 179
5.00%, 12/01/18		500	572,735
Sales Tax Asset Receivable Corp. RB
Series A
3.00%, 10/15/16		1,000	1,043,200
5.00%, 10/15/15		1,000	1,030,980
5.00%, 10/15/17		500	557,175
5.00%, 10/15/19		1,200	1,408,920
State of New York GO
Series C
5.00%, 04/15/15		300	301,962
5.00%, 04/15/16	(Call 04/15/15)	1,000	1,006,540
Triborough Bridge & Tunnel Authority RB
Series A
5.00%, 11/15/20	(PR 05/15/18) (GOI)	400	452,840
Series B
5.00%, 11/15/16		1,000	1,080,640
5.00%, 11/15/18		810	925,838
5.00%, 11/15/19		140	164,042
5.25%, 11/15/15	(GOI)	500	518,385
Series B3
5.00%, 11/15/38	(Call 11/15/15) (GOI)	500	516,940
Utility Debt Securitization Authority RB
Series TE
5.00%, 06/15/18	(Call 06/15/16)	750	794,940

Security		Principal (000s)	Value
5.00%, 12/15/18	(Call 12/15/16)	$750	$811,575

			136,705,042
NORTH CAROLINA — 2.67%
County of Mecklenburg NC GO
Series C
5.00%, 03/01/17		500	545,010
5.00%, 03/01/18		500	561,885
County of Wake NC GO
4.50%, 03/01/24	(PR 03/01/17)	800	863,408
5.00%, 03/01/16		350	366,936
5.00%, 03/01/19		2,235	2,582,185
Series D
4.00%, 02/01/17		795	848,575
North Carolina Eastern Municipal Power Agency RB
Series A
5.00%, 01/01/16		350	363,954
5.25%, 01/01/19	(Call 01/01/18) (AGM)	1,000	1,119,780
North Carolina Municipal Power Agency No. 1 RB
Series A
4.00%, 01/01/19		2,680	2,956,817
5.00%, 01/01/18		1,000	1,112,780
State of North Carolina GO
Series A
4.00%, 03/01/24	(PR 03/01/15)	620	620,267
5.00%, 03/01/16		1,400	1,467,746
5.00%, 09/01/16		285	305,073
5.00%, 03/01/17		1,445	1,575,079
Series B
5.00%, 04/01/16		1,585	1,667,674
5.00%, 06/01/18		240	271,757
Series C
5.00%, 05/01/18		285	321,907
5.00%, 05/01/19		1,105	1,282,297
Series E
5.00%, 05/01/18		2,400	2,710,800
State of North Carolina RB
5.00%, 03/01/17		1,000	1,087,340
5.00%, 03/01/18		1,000	1,118,800

			23,750,070

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
OHIO — 0.25%
State of Ohio GO Series A
5.00%, 09/15/16		$1,000	$1,072,010
State of Ohio RB Series B
5.00%, 12/15/19		1,000	1,174,610

			2,246,620
OKLAHOMA — 0.21%
Oklahoma Capital Improvement Authority RB Series A
5.00%, 07/01/18		100	112,911
Oklahoma Turnpike Authority RB
Series A
5.00%, 01/01/17		275	297,479
5.00%, 01/01/18		1,290	1,440,504

			1,850,894
OREGON — 0.25%
City of Portland OR Sewer System Revenue RB Series A
5.00%, 06/15/18		1,000	1,134,740
Tri-County Metropolitan Transportation District RB
5.00%, 11/01/18	(Call 05/01/17)	1,000	1,095,550

			2,230,290
PENNSYLVANIA — 3.46%
City of Philadelphia PA Water & Wastewater Revenue RB Series C
5.00%, 08/01/17	(AGM)	450	496,917
Commonwealth of Pennsylvania GO
5.00%, 07/01/15		725	737,180
First Series
4.00%, 09/01/16		750	790,897
5.00%, 07/01/18		400	450,660
5.00%, 11/15/18		900	1,023,768
Second Series
5.00%, 03/01/16		700	733,607
5.00%, 03/01/17		1,000	1,087,760
5.00%, 10/15/17		1,000	1,110,060
5.00%, 01/01/18	(PR 01/01/16)	500	520,280

Security		Principal (000s)	Value
5.00%, 01/01/19	(PR 01/01/16)	$210	$218,518
5.00%, 03/01/19	(PR 03/01/17)	1,310	1,426,354
5.00%, 07/01/19		3,000	3,463,230
5.00%, 01/01/21	(PR 01/01/16)	615	639,944
Series A
5.00%, 02/15/16		1,000	1,045,810
5.00%, 07/15/16		1,000	1,063,960
5.00%, 05/01/18		2,700	3,028,536
Third Series
5.00%, 07/15/17		225	247,775
5.38%, 07/01/16	(NPFGC)	720	768,686
5.38%, 07/01/17		355	394,139
5.38%, 07/01/17	(AGM)	500	555,125
Pennsylvania Economic Development Financing Authority RB
Series A
4.00%, 01/01/17		1,420	1,511,391
5.00%, 07/01/15		2,100	2,135,427
5.00%, 07/01/17		1,500	1,656,000
5.00%, 01/01/18		1,000	1,117,870
5.00%, 07/01/18		1,560	1,769,680
5.00%, 07/01/19		2,000	2,329,980
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16		500	530,195

			30,853,749
RHODE ISLAND — 0.16%
Rhode Island Economic Development Corp. RB
5.00%, 06/15/16	(NPFGC-FGIC)	1,320	1,394,752

			1,394,752
SOUTH CAROLINA — 1.45%
Charleston Educational Excellence Finance Corp. RB
5.25%, 12/01/25	(PR 12/01/15)	3,500	3,635,310
Greenville County School District RB
5.50%, 12/01/17		2,000	2,256,920
South Carolina State Public Service Authority RB
Series A
5.00%, 01/01/17		1,050	1,134,808
Series E
5.00%, 01/01/16		925	961,954
5.00%, 01/01/17		285	308,019

94	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
South Carolina Transportation Infrastructure Bank RB Series B
5.00%, 10/01/18		$350	$396,382
State of South Carolina GO
Series A
4.00%, 06/01/15		2,000	2,020,360
5.00%, 06/01/17		1,400	1,540,238
5.00%, 06/01/18		555	628,438

			12,882,429
TENNESSEE — 1.34%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/15		1,030	1,068,223
5.00%, 12/01/17		1,365	1,524,801
City of Memphis TN GO
5.00%, 10/01/15	(NPFGC)	500	514,525
5.25%, 10/01/17	(NPFGC)	400	447,476
County of Shelby TN GO
Series A
5.00%, 04/01/15	(AMBAC)	985	989,610
5.00%, 04/01/15	(ETM) (AMBAC)	15	15,069
5.00%, 04/01/20		1,500	1,781,880
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/20	(PR 01/01/18)	500	559,235
5.00%, 01/01/23	(PR 01/01/18)	1,025	1,146,432
5.00%, 01/01/25	(PR 01/01/18)	320	357,910
Series A
5.00%, 07/01/18		1,500	1,700,025
Series D
5.00%, 07/01/16		750	797,888
State of Tennessee GO Series A
4.00%, 08/01/17		1,000	1,082,530

			11,985,604
TEXAS — 7.54%
Alvin Independent School District/TX GO Series B
3.00%, 02/15/36	(PSF)	1,000	1,050,630

Security		Principal (000s)	Value
Central Texas Turnpike System RB Series A
5.00%, 08/15/42	(Call 04/01/20)	$1,000	$1,166,890
City of Dallas TX GOL
Series A
5.00%, 02/15/18	(ETM)	5	5,611
5.00%, 02/15/18		1,970	2,210,399
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/16	(AMBAC)	600	644,316
City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 11/15/18		1,950	2,228,109
Series E
5.00%, 11/15/15		1,375	1,422,740
5.00%, 11/15/16		500	538,815
City of Houston TX GOL
Series A
5.00%, 03/01/17		1,250	1,360,750
5.00%, 03/01/18		1,000	1,121,980
5.00%, 03/01/19		635	731,838
City Public Service Board of San Antonio TX RB
5.00%, 02/01/16		1,000	1,044,740
5.00%, 02/01/18	(Call 02/01/17)	1,475	1,601,334
5.00%, 02/01/19		1,000	1,151,930
5.00%, 02/01/20		1,000	1,176,590
Series A
5.00%, 02/01/24	(PR 02/01/16)	1,225	1,279,353
5.00%, 02/01/25	(PR 02/01/16)	1,375	1,436,009
Series D
5.00%, 02/01/17		300	325,704
5.00%, 02/01/18		1,000	1,120,710
Clear Creek Independent School District GO Series B
3.00%, 02/15/35	(PSF, GTD)	2,000	2,105,760
County of Harris TX GO Series C
5.25%, 08/15/19	(AGM)	1,000	1,179,100

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Cypress-Fairbanks Independent School District GO Series B-3
2.00%, 02/15/44	(PSF)	$1,000	$1,007,780
Dallas Independent School District GO
6.38%, 02/15/34	(PR 02/15/18) (PSF)	1,035	1,203,746
Dallas/Fort Worth International Airport RB
Series A
5.00%, 11/01/15		1,500	1,548,810
5.00%, 11/01/16		285	306,612
Houston Independent School District GOL
5.00%, 02/15/17		2,000	2,174,980
5.00%, 02/15/19	(PSF)	1,000	1,150,440
Lower Colorado River Authority RB
5.00%, 05/15/15		250	252,640
North Texas Tollway Authority RB
Series A
5.00%, 01/01/20		1,000	1,160,390
Series C
1.95%, 01/01/38		1,000	1,016,220
State of Texas GO
5.00%, 10/01/15		750	771,855
5.00%, 04/01/17		1,500	1,641,120
5.00%, 10/01/19		1,400	1,642,900
Series A
5.00%, 10/01/19		1,000	1,173,500
Series B
5.00%, 10/01/17		800	890,688
Texas Public Finance Authority RB
Series A
5.00%, 07/01/15		1,400	1,423,716
5.00%, 01/01/16		680	708,057
5.00%, 07/01/16	(PR 01/01/16)	1,240	1,290,518
5.00%, 07/01/17	(PR 01/01/16)	880	915,851
Series B
4.00%, 01/01/18	(Call 07/01/16)	1,000	1,049,130
4.00%, 07/01/18	(Call 01/01/16)	1,000	1,031,010
4.00%, 01/01/19	(Call 07/01/15)	2,500	2,531,700
5.00%, 07/01/18	(PR 07/01/15)	1,000	1,016,760

Security		Principal (000s)	Value
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/16		$1,955	$2,057,637
5.00%, 04/01/20	(PR 04/01/16)	1,090	1,145,688
Series A
4.50%, 04/01/15		275	276,150
4.50%, 04/01/16		785	821,926
4.75%, 04/01/17		1,350	1,469,097
5.00%, 04/01/17		250	273,355
5.00%, 04/01/18	(PR 04/01/16)	500	525,545
5.00%, 04/01/19		2,000	2,317,980
University of Texas System (The) RB
Series B
5.00%, 08/15/18		1,675	1,906,736
5.00%, 08/15/24	(PR 08/15/16)	5,250	5,605,057

			67,210,902
UTAH — 1.46%
Intermountain Power Agency RB Series A
5.00%, 07/01/18		2,250	2,543,670
State of Utah GO
Series A
5.00%, 07/01/15		1,000	1,016,830
5.00%, 07/01/16		1,250	1,329,288
5.00%, 07/01/17		1,645	1,815,685
5.00%, 07/01/18		1,000	1,135,480
5.00%, 07/01/20	(PR 07/01/18)	330	374,708
Series C
5.00%, 07/01/15		545	554,172
5.00%, 07/01/17		200	220,752
5.00%, 07/01/18		800	908,384
Utah Transit Authority RB
Series A
5.00%, 06/15/36		2,000	2,267,960
Series B
4.50%, 06/15/33	(PR 12/15/15) (AGM)	455	470,789
4.75%, 06/15/35	(PR 12/15/15) (AGM)	350	362,845

			13,000,563
VIRGINIA — 0.93%
Commonwealth of Virginia GO Series D
5.00%, 06/01/18		1,365	1,545,617

96	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
County of Fairfax VA GO
Series B
4.00%, 04/01/19	(SAW)	$550	$613,921
Series C
5.00%, 10/01/17		1,500	1,669,020
Virginia Public Building Authority RB Series C
5.00%, 08/01/17		1,000	1,104,850
Virginia Public School Authority RB
Series B
5.25%, 08/01/15		1,925	1,967,215
Series C
5.00%, 08/01/17	(SAW)	250	276,405
5.00%, 08/01/18		1,000	1,135,290

			8,312,318
WASHINGTON — 3.05%
County of King WA Sewer Revenue RB Series B
5.00%, 01/01/16		1,000	1,040,910
Energy Northwest RB
Series A
5.00%, 07/01/15		435	442,338
5.00%, 07/01/17		1,500	1,653,405
5.00%, 07/01/18		2,000	2,263,160
5.00%, 07/01/19		735	853,555
5.25%, 07/01/16		900	959,976
5.25%, 07/01/16	(NPFGC)	190	202,662
5.25%, 07/01/18		1,100	1,253,769
5.50%, 07/01/15		1,445	1,471,863
Series B
7.13%, 07/01/16	(NPFGC)	500	545,395
Series C
5.00%, 07/01/16		735	781,518
5.00%, 07/01/17		1,000	1,102,270
5.25%, 07/01/16	(NPFGC)	125	133,330
State of Washington GO
5.00%, 01/01/16		1,810	1,884,373
5.00%, 07/01/19		2,500	2,902,100
Series A
5.00%, 07/01/15		1,000	1,016,870
Series R-2006A
5.00%, 07/01/15	(AMBAC)	600	610,122

Security		Principal (000s)	Value
Series R-2010A
5.00%, 01/01/17		$150	$162,290
Series R-2011C
5.00%, 07/01/16		1,000	1,063,570
5.00%, 07/01/17		650	716,956
5.00%, 07/01/18		1,100	1,246,300
Series R-2013C
5.00%, 07/01/18		2,000	2,266,000
Series S-5
0.00%, 01/01/17	(NPFGC-FGIC)	375	368,839
State of Washington RB
5.00%, 09/01/17		1,000	1,103,480
5.00%, 09/01/18		500	565,805
5.00%, 09/01/19		500	578,725

			27,189,581
WISCONSIN — 1.27%
State of Wisconsin GO
Series 1
4.00%, 05/01/15		2,375	2,391,554
5.00%, 05/01/15	(NPFGC)	860	867,516
5.00%, 05/01/16	(AMBAC)	100	105,623
5.00%, 05/01/17	(AMBAC)	1,000	1,096,960
5.00%, 05/01/19	(AMBAC)	3,000	3,472,890
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,670	1,763,904
State of Wisconsin RB
Series 1
5.00%, 07/01/15		100	101,687
5.00%, 07/01/16		250	265,682
Wisconsin Department of Transportation RB Series I
5.00%, 07/01/18	(NPFGC-FGIC)	1,140	1,291,210

			11,357,026

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $879,272,282)			883,954,829

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

February 28, 2015

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	2,541	$2,541,386

		2,541,386

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,541,386)		2,541,386

TOTAL INVESTMENTS IN SECURITIES — 99.51%
(Cost: $881,813,668)		886,496,215
Other Assets, Less Liabilities — 0.49%		4,379,674

NET ASSETS — 100.00%		$890,875,889

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

SGI  –  ICR  —  Syncora Guarantee Inc.  —  Insured Custodial Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

98	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 97.81%

NEW YORK — 97.81%
Battery Park City Authority RB
5.00%, 11/01/21		$200	$244,930
Series A
5.00%, 11/01/24	(Call 11/01/23)	855	1,065,698
Brooklyn Arena Local Development Corp. RB
6.25%, 07/15/40	(Call 01/15/20)	125	148,188
6.38%, 07/15/43	(Call 01/15/20)	700	832,097
City of New York NY GO
Series A
5.00%, 08/01/20	(Call 08/01/16) (AGM)	250	266,938
5.00%, 08/01/21		500	597,935
5.00%, 08/01/25	(PR 08/01/16)	5	5,334
5.00%, 08/01/25	(Call 08/01/16)	395	420,655
5.00%, 08/01/26	(Call 02/01/24)	350	419,079
Series A-1
5.00%, 08/01/17		700	774,592
5.00%, 08/01/19	(Call 08/01/17)	150	166,136
5.00%, 08/01/27	(Call 08/01/21)	250	293,120
5.00%, 08/01/31	(Call 08/01/21)	200	231,518
Series B
5.00%, 08/01/16		135	143,938
5.00%, 08/01/20		100	117,816
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	195	223,304
Series C
5.00%, 08/01/19		680	787,902
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	150	167,100
5.00%, 10/01/20	(Call 10/01/17)	250	278,308
5.00%, 10/01/24	(Call 10/01/17) (AGM)	1,000	1,110,810
Series E
5.00%, 08/01/27	(Call 08/01/19)	500	576,260
Series F
5.00%, 08/01/21		240	287,009
5.00%, 08/01/31	(Call 02/01/22)	250	286,615
Series F-1
5.00%, 03/01/32	(Call 03/01/23)	350	400,323
5.00%, 03/01/37	(Call 03/01/23)	500	568,835

Security		Principal (000s)	Value
Series G
4.00%, 08/01/18	(Call 08/01/17)	$145	$156,175
5.00%, 08/01/24	(PR 08/01/17)	25	27,632
5.00%, 08/01/24	(Call 08/01/17)	150	165,702
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,178,840
5.00%, 04/01/27	(Call 04/01/22)	250	292,922
Series H-1
5.00%, 03/01/23	(Call 03/01/19)	490	559,928
Series I
5.00%, 08/01/23	(Call 08/01/22)	1,000	1,213,280
5.00%, 08/01/27	(Call 08/01/22)	250	294,582
Series I-1
5.00%, 04/01/23	(Call 04/01/19)	160	183,243
Series J
3.00%, 08/01/16		450	466,987
5.00%, 08/01/19		250	289,670
5.00%, 08/01/21		600	717,522
5.00%, 08/01/25	(Call 08/01/24)	1,100	1,344,255
5.00%, 08/01/32	(Call 08/01/24)	525	612,066
Series J-1
5.00%, 05/15/33	(Call 05/15/19)	400	453,556
5.00%, 05/15/36	(Call 05/15/19)	905	1,024,596
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	903,045
Series M
5.00%, 04/01/25	(Call 04/01/15) (FGIC)	100	100,452
Erie County Industrial Development Agency (The) RB
Series A
5.00%, 05/01/31	(Call 05/01/19)	100	112,250
Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	675	712,273
5.00%, 02/15/47	(Call 02/15/17)	2,180	2,321,395
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	325	346,079
5.25%, 02/15/47	(Call 02/15/21)	500	556,540
5.75%, 02/15/47	(Call 02/15/21)	1,000	1,162,960

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Long Island Power Authority RB
Series A
5.00%, 12/01/19	(Call 06/01/16) (NPFGC-FGIC)	$80	$84,738
5.00%, 05/01/38	(Call 05/01/21)	1,000	1,114,960
5.00%, 09/01/44	(Call 09/01/24)	500	559,800
5.50%, 04/01/22	(Call 04/01/19)	500	569,200
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	625	728,812
5.75%, 04/01/39	(Call 04/01/19)	380	433,538
6.25%, 04/01/33	(Call 04/01/19)	250	293,100
Series B
5.00%, 09/01/29	(Call 09/01/22)	250	282,148
5.00%, 12/01/35	(Call 06/01/16)	350	367,489
5.25%, 04/01/19		290	333,091
Series C
5.00%, 09/01/35	(Call 09/01/16)	225	238,158
Series E
5.00%, 12/01/21	(Call 12/01/16) (NPFGC-FGIC)	400	429,024
5.00%, 12/01/22	(Call 12/01/16) (NPFGC-FGIC)	250	267,638
Metropolitan Transportation Authority RB
Series A
0.00%, 11/15/30		850	511,326
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	200	205,790
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	2,255	2,316,674
5.00%, 11/15/18		250	285,285
5.00%, 04/01/23	(PR 10/01/15) (FGIC)	780	802,495
5.00%, 11/15/24	(Call 11/15/22)	250	302,757
5.00%, 11/15/31	(Call 11/15/16)	600	645,180
5.00%, 11/15/37	(Call 11/15/21)	455	512,230
5.00%, 11/15/46	(Call 11/15/21)	500	555,715
5.50%, 11/15/39	(Call 11/15/18)	700	795,837
Series A-1
5.00%, 11/15/44	(Call 11/15/23)	350	395,020
Series B
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	1,600	1,645,008

Security		Principal (000s)	Value
5.00%, 11/15/34	(Call 11/15/19)	$650	$744,549
5.00%, 11/15/44	(Call 05/15/24)	400	450,256
Series C
5.00%, 11/15/41	(Call 11/15/22)	500	559,270
5.00%, 11/15/42	(Call 05/15/23)	1,200	1,350,312
6.25%, 11/15/23	(Call 11/15/18)	100	118,985
Series D
4.00%, 11/15/15		100	102,762
4.00%, 11/15/32	(Call 11/15/22)	250	262,753
5.00%, 11/15/19		145	169,212
5.00%, 11/15/25	(Call 11/15/22)	230	273,831
5.00%, 11/15/30	(Call 11/15/22)	890	1,028,342
5.00%, 11/15/38	(Call 11/15/23)	250	283,777
Series D-1
5.00%, 11/01/22		250	302,397
5.00%, 11/15/39	(Call 11/15/24)	900	1,020,654
Series E
5.00%, 11/15/42	(Call 11/15/22)	400	447,416
Series F
5.00%, 11/15/30	(Call 11/15/22)	250	288,860
Nassau County Interim Finance Authority RB
Series A
5.00%, 11/15/16		640	691,149
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.38%, 11/01/28	(PR 11/01/18) (BHAC)	235	272,861
New York City Educational Construction Fund RB
Series A
5.75%, 04/01/41	(Call 04/01/21)	445	530,787
New York City Industrial Development Agency RB
4.50%, 03/01/39	(Call 09/01/16) (FGIC)	270	273,186
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	210	216,191
5.00%, 03/01/36	(Call 09/01/16) (NPFGC)	275	289,847
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	455	467,121

100	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	$235	$243,803
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	263,548
5.00%, 01/15/26	(Call 01/15/18) (SAW)	470	522,034
5.00%, 07/15/32	(Call 07/15/22) (SAW)	340	392,758
5.00%, 01/15/34	(Call 01/15/18) (SAW)	500	550,015
Series S-1A
5.00%, 07/15/33		420	480,518
Series S-2
5.00%, 01/15/37	(Call 01/15/17) (NPFGC-FGIC)	100	107,026
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	500	568,790
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	577,770
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/15	(ETM)	100	103,249
5.00%, 11/01/16		235	253,083
5.00%, 08/01/21	(PR 08/01/16)	725	773,488
5.00%, 08/01/29	(Call 08/01/24)	500	592,405
5.00%, 11/01/30	(Call 05/01/17)	100	108,189
Series A
5.00%, 11/01/21		500	602,790
5.00%, 11/01/27	(Call 11/01/21)	400	472,180
5.00%, 05/01/29	(Call 05/01/19)	150	171,161
5.00%, 11/01/38	(Call 11/01/23)	350	404,274
Series A-1
5.00%, 11/01/19	(Call 05/01/15)	175	176,530
5.00%, 08/01/20	(PR 08/01/16)	1,000	1,066,880
5.00%, 08/01/31	(Call 08/01/24)	340	399,133
5.00%, 08/01/33	(Call 08/01/24)	325	378,898
5.00%, 11/01/42	(Call 11/01/23)	400	458,404

Security		Principal (000s)	Value
Series B
5.00%, 11/01/19		$400	$467,272
5.00%, 11/01/20		525	621,765
5.00%, 11/01/21	(PR 05/01/17)	120	131,581
5.00%, 11/01/21	(Call 05/01/17)	130	142,104
Series C
5.00%, 11/01/39	(Call 11/01/20)	250	289,327
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	297,367
5.00%, 02/01/25	(Call 02/01/21)	155	181,924
5.00%, 02/01/27	(Call 02/01/21)	250	291,720
5.00%, 02/01/31	(Call 02/01/21)	300	344,268
5.00%, 02/01/35	(Call 02/01/21)	500	565,255
Series E
5.00%, 11/01/23	(Call 05/01/21)	115	136,327
Series E-1
5.00%, 02/01/42	(Call 02/01/22)	250	282,563
Series F-1
5.00%, 05/01/39	(Call 05/01/22)	670	763,820
Series I
5.00%, 05/01/42	(Call 05/01/23)	325	370,045
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(Call 10/01/18)	500	560,495
New York City Water & Sewer System RB
5.00%, 06/15/26	(Call 06/15/21)	750	889,155
5.00%, 06/15/31	(Call 06/15/21)	160	182,952
5.00%, 06/15/39		400	463,496
5.00%, 06/15/44	(Call 12/15/21)	500	564,030
5.38%, 06/15/43	(Call 12/15/20)	125	147,505
Series A
5.00%, 06/15/38	(Call 06/15/17)	350	380,040
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	108,369
5.00%, 06/15/44	(Call 06/15/21)	150	167,921
Series BB
4.00%, 06/15/47	(Call 12/15/22)	400	411,328
5.00%, 06/15/31	(Call 06/15/20)	500	573,580
5.00%, 06/15/47	(Call 12/15/22)	460	517,408
Series C
4.75%, 06/15/33	(Call 06/15/16)	250	262,088
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	100	101,471

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	$455	$461,693
Series CC
5.00%, 06/15/29	(Call 06/15/18)	185	207,561
5.00%, 06/15/45	(Call 12/15/21)	1,100	1,240,140
5.00%, 06/15/47	(Call 06/15/23)	400	452,724
Series CC-1
5.00%, 06/15/47	(Call 06/15/24)	1,000	1,139,440
Series D
5.00%, 06/15/37	(Call 06/15/15)	250	253,585
Series DD
4.75%, 06/15/35	(Call 06/15/17)	250	269,510
4.75%, 06/15/36	(Call 06/15/17)	330	355,519
5.00%, 06/15/35	(Call 06/15/23)	400	460,596
5.00%, 06/15/39	(Call 06/15/24)	500	573,610
Series EE
5.00%, 06/15/34	(Call 06/15/22)	500	572,150
Series FF
5.00%, 06/15/45	(Call 06/15/22)	950	1,063,772
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	250	282,493
Series GG
5.00%, 06/15/26	(Call 06/15/21)	260	308,240
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,894,911
5.25%, 06/15/32	(Call 06/15/19)	750	865,267
Series GG-2
5.25%, 06/15/40	(Call 06/15/19)	115	131,231
New York Convention Center Development Corp. RB
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	375	386,235
5.00%, 11/15/35	(Call 11/15/15) (AMBAC)	500	515,045
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	645	664,266
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21) (GOI)	1,270	1,440,180
5.25%, 12/15/43	(Call 12/15/21) (GOI)	740	853,997
5.75%, 11/15/51	(Call 11/15/21)	90	105,320

Security		Principal (000s)	Value
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/15	(GOI)	$850	$853,927
5.00%, 04/01/19	(Call 04/01/18)	965	1,087,150
5.00%, 04/01/20	(Call 04/01/18)	150	168,791
Series A-5/6
5.00%, 04/01/17		455	497,160
5.00%, 04/01/18		1,000	1,124,030
5.50%, 04/01/19		125	146,440
Series B
5.00%, 04/01/19	(GOI)	285	329,070
Series C
5.50%, 04/01/17	(GOI)	550	586,646
Series E
5.25%, 04/01/16	(GOI)	150	154,442
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	700	761,908
5.00%, 12/01/19	(SAW)	50	58,257
Series A
4.00%, 12/01/15	(SAW)	1,675	1,723,843
New York Power Authority (The) RB
Series A
4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	355	366,900
5.00%, 11/15/22	(GOI)	335	409,715
5.00%, 11/15/38	(Call 11/15/21) (GOI)	410	467,285
Series C
5.00%, 11/15/15	(NPFGC)	550	569,200
5.00%, 11/15/16	(NPFGC)	175	188,986
5.00%, 11/15/17		230	255,974
5.00%, 11/15/20	(Call 11/15/17) (NPFGC)	250	279,298
5.00%, 11/15/21	(Call 11/15/17) (NPFGC)	350	390,719
New York State Dormitory Authority RB
5.00%, 07/01/15		500	508,310
5.00%, 07/01/22	(Call 07/01/18)	750	850,310
5.50%, 07/01/18	(NPFGC-FGIC)	375	429,296
5.50%, 07/01/23	(NPFGC)	200	248,424

102	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series 1
5.50%, 07/01/40	(AMBAC)	$400	$531,112
Series A
5.00%, 05/15/20		520	613,948
5.00%, 12/15/20		150	179,201
5.00%, 03/15/22		435	530,957
5.00%, 12/15/24	(Call 12/15/22)	250	302,982
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,205,460
5.00%, 02/15/26	(Call 02/15/24)	355	428,428
5.00%, 03/15/28	(Call 03/15/18)	250	277,603
5.00%, 07/01/37	(Call 07/01/22)	250	284,140
5.00%, 03/15/38	(Call 03/15/23)	500	576,835
5.00%, 02/15/43	(Call 02/15/23)	500	567,355
5.00%, 07/01/43	(Call 07/01/23)	1,025	1,176,925
5.25%, 05/15/15		160	161,762
5.25%, 08/15/15	(Call 03/30/15) (AGM, FHA)	35	35,280
Series B
5.00%, 03/15/20		475	558,434
5.00%, 03/15/28	(Call 03/15/19)	200	227,152
5.00%, 03/15/31	(Call 03/15/22)	1,050	1,209,894
5.00%, 07/01/33	(Call 07/01/18) (AGM)	105	116,417
5.00%, 03/15/42	(Call 03/15/22)	600	674,922
Series C
5.00%, 03/15/22	(Call 03/15/18)	500	559,355
5.00%, 12/15/22	(PR 12/15/16)	500	540,935
5.00%, 03/15/25	(Call 03/15/18)	525	585,139
5.00%, 03/15/31	(Call 03/15/21)	250	288,080
5.00%, 12/15/31	(PR 12/15/16)	95	102,778
5.00%, 12/15/31	(Call 12/15/16)	155	167,563
5.00%, 03/15/35	(Call 03/15/24)	500	577,450
Series D
5.00%, 02/15/40	(Call 02/15/22)	300	337,665
5.00%, 02/15/42	(Call 02/15/22)	250	280,888
Series E
5.00%, 02/15/23		500	609,445
6.13%, 01/01/31	(Call 01/01/19)	250	295,705
Series F
5.00%, 03/15/22	(PR 03/15/15) (AGM)	165	165,403
5.00%, 03/15/30	(PR 03/15/15)	250	250,610

Security		Principal (000s)	Value
New York State Environmental Facilities Corp. RB
5.50%, 06/15/17		$750	$833,940
Series A
4.00%, 06/15/26	(Call 06/15/22)	420	466,040
4.75%, 06/15/31	(Call 06/15/16)	340	357,639
5.00%, 06/15/16		855	907,548
5.00%, 06/15/17		100	110,051
5.00%, 06/15/20		75	89,340
5.00%, 06/15/22		350	428,214
5.00%, 06/15/23	(Call 06/15/22)	525	642,432
5.00%, 06/15/24	(Call 06/15/22)	640	777,498
5.00%, 06/15/34	(Call 06/15/19)	180	206,608
5.13%, 06/15/38	(Call 06/15/19)	120	138,362
Series B
5.00%, 06/15/33	(Call 06/15/18)	500	558,375
5.00%, 06/15/41	(Call 06/15/21)	90	101,237
Series D
5.00%, 06/15/22		500	611,735
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/27	(Call 04/01/18)	750	834,937
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	230,522
New York State Thruway Authority RB
5.00%, 04/01/16		250	263,055
5.00%, 01/01/31	(Call 01/01/25)	250	290,255
5.00%, 01/01/32	(Call 01/01/25)	340	392,561
Series A
5.00%, 03/15/18		170	190,614
5.00%, 05/01/19		1,875	2,150,700
5.00%, 03/15/21	(Call 09/15/20)	85	101,144
5.00%, 03/15/23	(Call 09/15/21)	250	299,700
5.00%, 03/15/26	(Call 09/15/18)	300	338,145
5.00%, 03/15/29	(Call 09/15/20)	250	292,272
Series B
4.13%, 04/01/19	(PR 10/01/15) (AMBAC)	65	66,537
4.13%, 04/01/19	(Call 10/01/15) (AMBAC)	435	442,525
5.00%, 04/01/15	(AGM)	250	251,150
5.00%, 04/01/17	(PR 10/01/15) (NPFGC)	40	41,156

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
5.00%, 04/01/17	(Call 10/01/15) (NPFGC)	$260	$267,441
5.50%, 04/01/20	(AMBAC)	260	313,053
Series C
5.25%, 03/15/19		250	290,035
Series H
4.00%, 01/01/18	(NPFGC)	100	108,509
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	400	442,732
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	250,040
Series I
5.00%, 01/01/37	(Call 01/01/22)	300	337,458
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,111,760
New York State Urban Development Corp. RB
5.00%, 12/15/17		250	279,683
Series A
5.00%, 03/15/19		250	287,570
5.00%, 03/15/31	(Call 03/15/21)	250	289,725
Series A-1
5.00%, 12/15/16		400	434,208
5.00%, 12/15/18		285	326,237
5.00%, 03/15/21		450	537,655
5.00%, 03/15/22		400	483,504
5.00%, 03/15/28	(Call 03/15/23)	520	615,914
5.00%, 03/15/43	(Call 03/15/23)	240	272,628
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	843,307
5.00%, 03/15/32	(Call 03/15/17)	250	269,848
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	284,785
5.00%, 03/15/36	(Call 03/15/19)	250	281,173
5.25%, 03/15/38	(Call 03/15/19)	120	135,427
Series C
5.00%, 12/15/15		200	207,864
5.00%, 03/15/24	(Call 03/15/23)	200	244,102
Series D
5.25%, 01/01/17		160	173,811
5.25%, 01/01/20	(Call 01/01/19)	350	404,379
5.63%, 01/01/28	(Call 01/01/19)	400	466,136
Series E
5.00%, 03/15/25	(Call 03/15/23)	100	121,259

Security		Principal (000s)	Value
Port Authority of New York & New Jersey RB
4.00%, 09/15/31	(Call 09/15/19)	$500	$519,600
4.00%, 12/01/31	(Call 06/01/22) (GOI)	250	265,020
4.00%, 06/01/32	(Call 06/01/22)	170	178,743
4.00%, 12/15/40	(Call 06/15/24)	400	416,064
4.00%, 06/15/44	(Call 06/15/24)	250	258,233
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	529,915
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	221,364
4.75%, 07/15/32	(Call 07/15/18) (GOI)	130	143,887
4.75%, 11/15/32	(Call 11/15/17) (GOI)	210	229,776
5.00%, 07/15/32	(Call 07/15/20) (GOI)	275	319,577
5.00%, 09/01/34	(Call 09/01/24)	250	292,685
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	223,358
5.00%, 10/01/35	(Call 10/01/16) (GOI)	550	584,138
5.00%, 09/01/36	(Call 09/01/24)	400	465,408
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	228,878
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	280,790
Series 5
5.38%, 03/01/28	(GOI)	500	622,560
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/15		1,350	1,391,823
5.00%, 10/15/18		750	858,570
5.00%, 10/15/20		500	599,745
5.00%, 10/15/24		1,000	1,263,560
5.00%, 10/15/28	(Call 10/15/24)	750	915,405
5.00%, 10/15/31	(Call 10/15/24)	885	1,065,779
State of New York GO
Series A
5.00%, 02/15/16		150	157,077
5.00%, 02/15/34	(Call 02/15/19)	420	476,251
5.00%, 02/15/39	(Call 02/15/19)	250	283,172

104	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

February 28, 2015

Security		Principal (000s)	Value
Series C
3.00%, 02/01/16		$100	$102,625
4.50%, 02/01/17		125	134,624
5.00%, 04/15/15		250	251,635
5.00%, 04/15/16	(Call 04/15/15)	1,600	1,658,844
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/32		200	105,224
5.00%, 11/15/19	(PR 05/15/18) (GOI)	250	283,025
5.00%, 11/15/22		150	182,972
5.00%, 01/01/23	(Call 01/01/22)	75	90,442
5.00%, 11/15/27	(Call 05/15/23)	500	588,250
5.00%, 11/15/32	(Call 11/15/17)	600	659,820
5.00%, 11/15/37	(Call 05/15/18) (GOI)	850	939,454
5.25%, 01/01/28	(PR 01/01/22) (GOI)	65	80,132
Series B
0.00%, 11/15/32		700	387,898
4.00%, 11/15/16		170	180,800
5.00%, 11/15/19		235	275,357
5.00%, 11/15/20		400	479,236
5.00%, 11/15/22		500	615,145
5.00%, 11/15/25	(Call 11/15/22)	710	859,831
5.00%, 11/15/27	(Call 11/15/22)	415	498,593
5.25%, 11/15/15		225	233,273
5.50%, 01/01/30	(PR 01/01/22) (GOI)	550	688,116
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	550	614,383
Series D
5.00%, 11/15/31	(Call 11/15/18)	650	723,170
Series E
5.50%, 11/15/19	(NPFGC)	150	178,653
Utility Debt Securitization Authority RB
Series TE
5.00%, 12/15/18	(Call 12/15/16)	500	541,050
5.00%, 12/15/29	(Call 12/15/23)	1,250	1,495,437
5.00%, 12/15/30	(Call 12/15/23)	1,500	1,786,695

Security		Principal or Shares (000s)	Value
5.00%, 12/15/35	(Call 12/15/23)	$1,000	$1,171,350
5.00%, 12/15/41	(Call 12/15/23)	715	830,851

			163,608,210

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $155,698,550)			163,608,210

SHORT-TERM INVESTMENTS — 1.34%

MONEY MARKET FUNDS — 1.34%
BlackRock Liquidity Funds: New York Money Fund, Institutional Shares
0.01%[a,b]		2,233	2,232,507

			2,232,507

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,232,507)			2,232,507

TOTAL INVESTMENTS IN SECURITIES — 99.15%
(Cost: $157,931,057)			165,840,717
Other Assets, Less Liabilities — 0.85%			1,424,746

NET ASSETS — 100.00%			$167,265,463

ETM  —  Escrowed to Maturity

FHA  —  Federal Housing Administration

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

PR  —  Prerefunded

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	105

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2015

	iShares California AMT-Free Muni Bond ETF	iShares National AMT-Free Muni Bond ETF	iShares Short-Term National AMT-Free Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$354,927,035	$4,271,211,829	$879,272,282
Affiliated (Note 2)	4,816,981	35,986,400	2,541,386

Total cost of investments	$359,744,016	$4,307,198,229	$881,813,668

Investments in securities, at fair value (Note 1):
Unaffiliated	$375,822,386	$4,460,280,949	$883,954,829
Affiliated (Note 2)	4,816,981	35,986,400	2,541,386

Total fair value of investments	380,639,367	4,496,267,349	886,496,215
Receivables:
Investment securities sold	—	—	1,756,736
Interest	4,269,258	48,280,815	9,388,309
Capital shares sold	—	1,302,707	—

Total Assets	384,908,625	4,545,850,871	897,641,260

LIABILITIES
Payables:
Investment securities purchased	2,463,800	33,936,600	6,594,345
Investment advisory fees (Note 2)	72,261	846,309	171,026

Total Liabilities	2,536,061	34,782,909	6,765,371

NET ASSETS	$382,372,564	$4,511,067,962	$890,875,889

Net assets consist of:
Paid-in capital	$361,378,522	$4,348,277,109	$886,227,216
Undistributed net investment income	865,976	9,823,047	737,736
Accumulated net realized loss	(767,285)	(36,101,314)	(771,610)
Net unrealized appreciation	20,895,351	189,069,120	4,682,547

NET ASSETS	$382,372,564	$4,511,067,962	$890,875,889

Shares outstanding[a]	3,250,000	40,900,000	8,400,000

Net asset value per share	$117.65	$110.30	$106.06

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

106	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2015

iShares New York AMT-Free Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$155,698,550
Affiliated (Note 2)	2,232,507

Total cost of investments	$157,931,057

Investments in securities, at fair value (Note 1):
Unaffiliated	$163,608,210
Affiliated (Note 2)	2,232,507

Total fair value of investments	165,840,717
Receivables:
Interest	1,918,560

Total Assets	167,759,277

LIABILITIES
Payables:
Investment securities purchased	462,448
Investment advisory fees (Note 2)	31,366

Total Liabilities	493,814

NET ASSETS	$167,265,463

Net assets consist of:
Paid-in capital	$159,132,610
Undistributed net investment income	381,718
Accumulated net realized loss	(158,525)
Net unrealized appreciation	7,909,660

NET ASSETS	$167,265,463

Shares outstanding[a]	1,500,000

Net asset value per share	$111.51

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2015

	iShares California AMT-Free Muni Bond ETF	iShares National AMT-Free Muni Bond ETF	iShares Short-Term National AMT-Free Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$9,287,306	$108,433,276	$8,834,293
Interest — affiliated (Note 2)	498	5,175	1,610

Total investment income	9,287,804	108,438,451	8,835,903

EXPENSES
Investment advisory fees (Note 2)	753,379	9,064,004	2,192,196

Total expenses	753,379	9,064,004	2,192,196

Net investment income	8,534,425	99,374,447	6,643,707

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	174,755	573,407	(238,702)
In-kind redemptions — unaffiliated	—	2,301,912	199,471

Net realized gain (loss)	174,755	2,875,319	(39,231)

Net change in unrealized appreciation/depreciation	9,780,789	92,614,130	(3,906,776)

Net realized and unrealized gain (loss)	9,955,544	95,489,449	(3,946,007)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,489,969	$194,863,896	$2,697,700

See notes to financial statements.

108	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2015

iShares New York AMT-Free Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$4,529,171
Interest — affiliated (Note 2)	341

Total investment income	4,529,512

EXPENSES
Investment advisory fees (Note 2)	369,248

Total expenses	369,248

Net investment income	4,160,264

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	73,411

Net realized gain	73,411

Net change in unrealized appreciation/depreciation	4,408,567

Net realized and unrealized gain	4,481,978

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,642,242

See notes to financial statements.

FINANCIAL STATEMENTS	109

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares California AMT-Free Muni Bond ETF		iShares National AMT-Free Muni Bond ETF
	Year ended February 28, 2015	Year ended February 28, 2014	Year ended February 28, 2015	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,534,425	$8,234,573	$99,374,447	$97,535,490
Net realized gain (loss)	174,755	1,087,456	2,875,319	(30,035,178)
Net change in unrealized appreciation/depreciation	9,780,789	(10,737,109)	92,614,130	(125,859,639)

Net increase (decrease) in net assets resulting from operations	18,489,969	(1,415,080)	194,863,896	(58,359,327)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,316,081)	(8,291,096)	(97,485,622)	(97,931,298)

Total distributions to shareholders	(8,316,081)	(8,291,096)	(97,485,622)	(97,931,298)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	122,652,779	16,920,065	1,391,909,583	183,521,471
Cost of shares redeemed	—	(71,367,283)	(139,230,699)	(501,445,190)

Net increase (decrease) in net assets from capital share transactions	122,652,779	(54,447,218)	1,252,678,884	(317,923,719)

INCREASE (DECREASE) IN NET ASSETS	132,826,667	(64,153,394)	1,350,057,158	(474,214,344)

NET ASSETS
Beginning of year	249,545,897	313,699,291	3,161,010,804	3,635,225,148

End of year	$382,372,564	$249,545,897	$4,511,067,962	$3,161,010,804

Undistributed net investment income included in net assets at end of year	$865,976	$647,632	$9,823,047	$7,933,966

SHARES ISSUED AND REDEEMED
Shares sold	1,050,000	150,000	12,700,000	1,700,000
Shares redeemed	—	(650,000)	(1,300,000)	(4,800,000)

Net increase (decrease) in shares outstanding	1,050,000	(500,000)	11,400,000	(3,100,000)

See notes to financial statements.

110	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Short-Term National AMT-Free Muni Bond ETF		iShares New York AMT-Free Muni Bond ETF
	Year ended February 28, 2015	Year ended February 28, 2014	Year ended February 28, 2015	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,643,707	$5,771,463	$4,160,264	$3,979,095
Net realized gain (loss)	(39,231)	(220,832)	73,411	26,063
Net change in unrealized appreciation/depreciation	(3,906,776)	1,151,731	4,408,567	(5,491,998)

Net increase (decrease) in net assets resulting from operations	2,697,700	6,702,362	8,642,242	(1,486,840)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,605,035)	(5,677,710)	(4,107,717)	(3,977,333)

Total distributions to shareholders	(6,605,035)	(5,677,710)	(4,107,717)	(3,977,333)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	100,911,664	190,998,796	38,487,199	11,201,363
Cost of shares redeemed	(26,576,484)	—	—	(15,770,945)

Net increase (decrease) in net assets from capital share transactions	74,335,180	190,998,796	38,487,199	(4,569,582)

INCREASE (DECREASE) IN NET ASSETS	70,427,845	192,023,448	43,021,724	(10,033,755)

NET ASSETS
Beginning of year	820,448,044	628,424,596	124,243,739	134,277,494

End of year	$890,875,889	$820,448,044	$167,265,463	$124,243,739

Undistributed net investment income included in net assets at end of year	$737,736	$699,044	$381,718	$329,171

SHARES ISSUED AND REDEEMED
Shares sold	950,000	1,800,000	350,000	100,000
Shares redeemed	(250,000)	—	—	(150,000)

Net increase (decrease) in shares outstanding	700,000	1,800,000	350,000	(50,000)

See notes to financial statements.

FINANCIAL STATEMENTS	111

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares California AMT-Free Muni Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$113.43	$116.18	$113.30	$103.13	$105.91

Income from investment operations:
Net investment income[a]	3.29	3.42	3.52	3.93	4.15
Net realized and unrealized gain (loss)[b]	4.20	(2.76)	2.89	10.27	(2.80)

Total from investment operations	7.49	0.66	6.41	14.20	1.35

Less distributions from:
Net investment income	(3.27)	(3.41)	(3.53)	(4.03)	(4.13)

Total distributions	(3.27)	(3.41)	(3.53)	(4.03)	(4.13)

Net asset value, end of year	$117.65	$113.43	$116.18	$113.30	$103.13

Total return	6.65%	0.67%	5.75%	14.07%	1.26%

Ratios/Supplemental data:
Net assets, end of year (000s)	$382,373	$249,546	$313,699	$209,613	$211,412
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.83%	3.06%	3.06%	3.65%	3.91%
Portfolio turnover rate[c]	6%	15%	6%	9%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares National AMT-Free Muni Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$107.15	$111.51	$109.83	$100.74	$103.55

Income from investment operations:
Net investment income[a]	2.99	3.15	3.16	3.56	3.77
Net realized and unrealized gain (loss)[b]	3.14	(4.35)	1.68	9.08	(2.82)

Total from investment operations	6.13	(1.20)	4.84	12.64	0.95

Less distributions from:
Net investment income	(2.98)	(3.16)	(3.16)	(3.55)	(3.76)

Total distributions	(2.98)	(3.16)	(3.16)	(3.55)	(3.76)

Net asset value, end of year	$110.30	$107.15	$111.51	$109.83	$100.74

Total return	5.76%	(1.02)%	4.47%	12.80%	0.95%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,511,068	$3,161,011	$3,635,225	$2,833,674	$1,974,566
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.74%	2.96%	2.86%	3.39%	3.64%
Portfolio turnover rate[c]	5%	11%	9%	7%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short-Term National AMT-Free Muni Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$106.55	$106.51	$106.77	$104.89	$105.40

Income from investment operations:
Net investment income[a]	0.80	0.88	1.04	1.32	1.34
Net realized and unrealized gain (loss)[b]	(0.49)	0.05	(0.29)	1.92	(0.52)

Total from investment operations	0.31	0.93	0.75	3.24	0.82

Less distributions from:
Net investment income	(0.80)	(0.89)	(1.01)	(1.36)	(1.33)

Total distributions	(0.80)	(0.89)	(1.01)	(1.36)	(1.33)

Net asset value, end of year	$106.06	$106.55	$106.51	$106.77	$104.89

Total return	0.26%	0.88%	0.71%	3.10%	0.83%

Ratios/Supplemental data:
Net assets, end of year (000s)	$890,876	$820,448	$628,425	$496,474	$403,842
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.76%	0.83%	0.98%	1.24%	1.27%
Portfolio turnover rate[c]	23%	22%	26%	19%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

114	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares New York AMT-Free Muni Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$108.04	$111.90	$109.93	$101.58	$104.38

Income from investment operations:
Net investment income[a]	3.10	3.20	3.43	3.65	3.75
Net realized and unrealized gain (loss)[b]	3.48	(3.87)	1.97	8.31	(2.80)

Total from investment operations	6.58	(0.67)	5.40	11.96	0.95

Less distributions from:
Net investment income	(3.11)	(3.19)	(3.43)	(3.61)	(3.75)

Total distributions	(3.11)	(3.19)	(3.43)	(3.61)	(3.75)

Net asset value, end of year	$111.51	$108.04	$111.90	$109.93	$101.58

Total return	6.13%	(0.53)%	4.99%	12.00%	0.95%

Ratios/Supplemental data:
Net assets, end of year (000s)	$167,265	$124,244	$134,277	$98,937	$71,109
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.82%	2.99%	3.08%	3.45%	3.60%
Portfolio turnover rate[c]	8%	7%	10%	19%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
California AMT-Free Muni Bond	Non-diversified
National AMT-Free Muni Bond	Diversified
Short-Term National AMT-Free Muni Bond	Diversified
New York AMT-Free Muni Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

116	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
California AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$375,822,386	$—	$375,822,386
Money Market Funds	4,816,981	—	—	4,816,981

	$4,816,981	$375,822,386	$—	$380,639,367

National AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$4,460,280,949	$—	$4,460,280,949
Money Market Funds	35,986,400	—	—	35,986,400

	$35,986,400	$4,460,280,949	$—	$4,496,267,349

Short-Term National AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$883,954,829	$—	$883,954,829
Money Market Funds	2,541,386	—	—	2,541,386

	$2,541,386	$883,954,829	$—	$886,496,215

New York AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$163,608,210	$—	$163,608,210
Money Market Funds	2,232,507	—	—	2,232,507

	$2,232,507	$163,608,210	$—	$165,840,717

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions from other iShares funds held, if any, are recognized on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

118	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

In addition, the iShares National AMT-Free Muni Bond ETF indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through June 30, 2016 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares National AMT-Free Muni Bond ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2015 were as follows:

iShares ETF	Purchases	Sales
California AMT-Free Muni Bond	$99,550,940	$19,207,287
National AMT-Free Muni Bond	690,635,187	185,957,798
Short-Term National AMT-Free Muni Bond	316,461,314	193,103,624
New York AMT-Free Muni Bond	43,901,489	10,830,950

In-kind transactions (see Note 4) for the year ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
California AMT-Free Muni Bond	$44,560,932	$—
National AMT-Free Muni Bond	928,785,511	136,748,932
Short-Term National AMT-Free Muni Bond	15,233,857	25,647,288
New York AMT-Free Muni Bond	5,214,596	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

120	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Each Fund invests all or substantially all of its assets in municipal securities which are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

The iShares California AMT-Free Muni Bond ETF and iShares New York AMT-Free Muni Bond ETF each invests all or substantially all of its assets in issuers located in a single state. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting that state may have a significant impact on its investment performance.

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28, 2015, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
National AMT-Free Muni Bond	$2,301,912	$256	$(2,302,168)
Short-Term National AMT-Free Muni Bond	199,471	20	(199,491)

The tax character of distributions paid during the years ended February 28, 2015 and February 28, 2014 was as follows:

iShares ETF	2015	2014
California AMT-Free Muni Bond
Ordinary income	$33,618	$32,299
Tax-exempt income	8,282,463	8,258,797

	$8,316,081	$8,291,096

National AMT-Free Muni Bond
Ordinary income	$185,733	$259,373
Tax-exempt income	97,299,889	97,671,925

	$97,485,622	$97,931,298

Short-Term National AMT-Free Muni Bond
Ordinary income	$—	$700
Tax-exempt income	6,605,035	5,677,010

	$6,605,035	$5,677,710

New York AMT-Free Muni Bond
Ordinary income	$11,884	$11,591
Tax-exempt income	4,095,833	3,965,742

	$4,107,717	$3,977,333

122	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2015, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
California AMT-Free Muni Bond	$865,976	$(764,407)	$20,892,473	$—	$20,994,042
National AMT-Free Muni Bond	9,823,047	(35,590,994)	188,838,265	(279,465)	162,790,853
Short-Term National AMT-Free Muni Bond	737,736	(771,610)	4,682,547	—	4,648,673
New York AMT-Free Muni Bond	381,718	(121,058)	7,873,026	(833)	8,132,853

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 28, 2015, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
California AMT-Free Muni Bond	$764,407	$—	$764,407
National AMT-Free Muni Bond	32,552,082	3,038,912	35,590,994
Short-Term National AMT-Free Muni Bond	764,360	7,250	771,610
New York AMT-Free Muni Bond	—	121,058	121,058

[a]	Must be utilized prior to losses subject to expiration.

For the year ended February 28, 2015, the Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
California AMT-Free Muni Bond	$177,633
New York AMT-Free Muni Bond	2,199

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California AMT-Free Muni Bond	$359,746,894	$21,226,205	$(333,732)	$20,892,473
National AMT-Free Muni Bond	4,307,429,084	194,902,335	(6,064,070)	188,838,265
Short-Term National AMT-Free Muni Bond	881,813,668	4,870,066	(187,519)	4,682,547
New York AMT-Free Muni Bond	157,967,691	7,989,761	(116,735)	7,873,026

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

124	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares California AMT-Free Muni Bond ETF, iShares National AMT-Free Muni Bond ETF, iShares Short-Term National AMT-Free Muni Bond ETF and iShares New York AMT-Free Muni Bond ETF (the “Funds”) at February 28, 2015, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 21, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	125

Tax Information (Unaudited)

iSHARES® TRUST

Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended February 28, 2015:

iShares Bond ETF	Exempt- Interest Dividends
California AMT-Free Muni	99.60%
National AMT-Free Muni	99.81
Short-Term National AMT-Free Muni	100.00
New York AMT-Free Muni	99.71

For California income tax purposes, the following Fund designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

iShares Bond ETF	Exempt- Interest Dividends
California AMT-Free Muni	99.60%

126	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
California AMT-Free Muni Bond	$3.262425	$—	$0.005854	$3.268279	100%	—%	0%[a]		100%
National AMT-Free Muni Bond	2.975803	—	0.005209	2.981012	100	—	0	[a]	100
Short-Term National AMT-Free Muni Bond	0.803884	—	—	0.803884	100	—	—		100
New York AMT-Free Muni Bond	3.110732	—	—	3.110732	100	—	—		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	127

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares California AMT-Free Muni Bond ETF

Period Covered: January 1, 2010 through December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.24%
Greater than 1.0% and Less than 1.5%	10	0.79
Greater than 0.5% and Less than 1.0%	234	18.60
Between 0.5% and –0.5%	729	57.95
Less than –0.5% and Greater than –1.0%	95	7.55
Less than –1.0% and Greater than –1.5%	104	8.27
Less than –1.5% and Greater than –2.0%	29	2.31
Less than –2.0% and Greater than –2.5%	16	1.27
Less than –2.5% and Greater than –3.0%	21	1.67
Less than –3.0% and Greater than –3.5%	12	0.95
Less than –3.5% and Greater than –4.0%	5	0.40

	1,258	100.00%

iShares National AMT-Free Muni Bond ETF

Period Covered: January 1, 2010 through December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	4	0.32%
Greater than 3.0% and Less than 3.5%	4	0.32
Greater than 2.5% and Less than 3.0%	6	0.48
Greater than 2.0% and Less than 2.5%	7	0.56
Greater than 1.5% and Less than 2.0%	6	0.48
Greater than 1.0% and Less than 1.5%	21	1.67
Greater than 0.5% and Less than 1.0%	126	10.01
Between 0.5% and –0.5%	942	74.87
Less than –0.5% and Greater than –1.0%	88	7.00
Less than –1.0% and Greater than –1.5%	36	2.86
Less than –1.5% and Greater than –2.0%	13	1.03
Less than –2.0% and Greater than –2.5%	3	0.24
Less than –2.5% and Greater than –3.0%	2	0.16

	1,258	100.00%

128	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Short Term National AMT-Free Muni Bond ETF

Period Covered: January 1, 2010 through December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	0.32%
Greater than 0.5% and Less than 1.0%	12	0.95
Between 0.5% and –0.5%	1,186	94.27
Less than –0.5% and Greater than –1.0%	46	3.66
Less than –1.0% and Greater than –1.5%	8	0.64
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	1	0.08

	1,258	100.00%

iShares New York AMT-Free Muni Bond ETF

Period Covered: January 1, 2010 through December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.08%
Greater than 2.5% and Less than 3.0%	9	0.72
Greater than 2.0% and Less than 2.5%	17	1.35
Greater than 1.5% and Less than 2.0%	28	2.23
Greater than 1.0% and Less than 1.5%	64	5.09
Greater than 0.5% and Less than 1.0%	372	29.57
Between 0.5% and –0.5%	595	47.29
Less than –0.5% and Greater than –1.0%	79	6.28
Less than –1.0% and Greater than –1.5%	38	3.02
Less than –1.5% and Greater than –2.0%	51	4.05
Less than –2.0% and Greater than –2.5%	3	0.24
Less than –2.5% and Greater than –3.0%	1	0.08

	1,258	100.00%

SUPPLEMENTAL INFORMATION	129

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 309 funds (as of February 28, 2015) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (58)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (44)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

130	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc. and iShares U.S. ETF Trust (since 2012).
Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).
Charles A. Hurty (71)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	131

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

Jane D. Carlin (59)	Trustee (since 2015).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and Global Head of Operational Risk Management, Morgan Stanley Group (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

132	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (44)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2008).

Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Charles Park (47)	Chief Compliance Officer (since 2006).	Chief Compliance Officer, BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Principal and Chief Compliance Officer, iShares Delaware Trust Sponsor LLC (since 2012) and BFA (since 2006); Chief Compliance Officer, BlackRock Asset Management International Inc. (since 2012).

Scott Radell (46)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	133

Notes:

134	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free
1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-26-0215

FEBRUARY 28, 2015

2015 ANNUAL REPORT

iShares Trust

➢	iShares 1-3 Year Credit Bond ETF | CSJ | NYSE Arca
➢	iShares 10+ Year Credit Bond ETF | CLY | NYSE Arca
➢	iShares Core U.S. Credit Bond ETF | CRED | NYSE Arca
➢	iShares Intermediate Credit Bond ETF | CIU | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. BOND MARKET OVERVIEW

Declining yields led to positive returns for the U.S. bond market during the 12-month period ended February 28, 2015 (the “reporting period”). The Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 5.05% for the reporting period.

Interest rates fell despite an improving U.S. economy, which grew by 2.4% in 2014. After severe winter weather led to an economic contraction in the first quarter of 2014, the U.S. economy grew at a 4.6% annual rate in the second quarter and a 5.0% annual rate in the third quarter, before tapering off to an estimated 2.2% annual rate in the fourth quarter. Evidence of economic strength appeared in the labor market, where the unemployment rate fell to its lowest level since June 2008, and the manufacturing sector, where industrial production increased by nearly 5% in 2014.

Inflation remained low in 2014 despite the improving economy. The consumer price index increased by just 0.8% in 2014, reflecting a sharp decline in energy prices during the second half of the year. The combination of better economic growth and low inflation motivated the U.S. Federal Reserve Bank (the “Fed”) to scale back its economic stimulus measures during the reporting period. The Fed ended its quantitative easing program in October 2014, after two years of operation, and indicated that it may raise its short-term interest rate target sometime in 2015.

The possibility of a Fed interest rate hike pushed short-term bond yields higher during the reporting period, but low inflation helped drive longer-term bond yields lower. Geopolitical crises, falling energy prices, weaker economic growth abroad, and relatively high yields in the U.S. compared with other regions of the globe also fueled demand for longer-term U.S. bonds.

For the reporting period, credit-related investment-grade bonds generally outpaced the broader bond market across the maturity spectrum. The key driver of performance among credit issues was ongoing strong demand as investors sought higher yields in an environment of declining long-term rates. Indeed, even though the yields on credit-related bonds declined on an absolute basis during the reporting period, they continued to offer an attractive yield spread (the difference in yield compared with Treasury bonds of comparable maturities). Healthy corporate balance sheets and a generally positive economic outlook also helped to support demand for corporate bonds.

Among credit-related bonds, longer-term bonds generated the highest overall returns, as they tend to be more sensitive to changes to interest rates than shorter-term instruments. The Barclays U.S. 1-3 Year Credit Bond Index returned 1.10%, the Barclays U.S. Intermediate Credit Bond Index returned 3.71%, and the Barclays U.S. Long Credit Index generated a return of 13.69% for the reporting period.

Credit-related bonds achieved positive results despite record levels of new issuance of corporate bonds, which comprise the vast majority of the credit universe. The low-interest-rate environment meant low borrowing costs, and many U.S. corporations continued to take advantage of the opportunity to borrow at lower rates. For 2014 as a whole, U.S. corporations issued new debt in excess of $1.5 trillion, a record level of new issuance in one year, surpassing the previous record set in 2013. The strong pace of new issuance continued during the first two months of 2015.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® 1-3 YEAR CREDIT BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.73%	0.66%	1.10%	0.73%	0.66%	1.10%
5 Years	1.89%	1.75%	2.28%	9.80%	9.04%	11.95%
Since Inception	3.22%	3.20%	3.67%	29.45%	29.29%	34.11%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.30	$0.99	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

The iShares 1-3 Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and three years, as represented by the Barclays U.S. 1-3 Year Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 0.73%, net of fees, while the total return for the Index was 1.10%.

PORTFOLIO ALLOCATION

As of 2/28/15

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	80.18%
Foreign Government Obligations	19.63
Municipal Debt Obligations	0.19

TOTAL	100.00%

BOND CREDIT QUALITY

As of 2/28/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	19.44%
Aa	14.23
A	32.54
Baa	31.17
Ba	0.73
Not Rated	1.89

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® 10+ YEAR CREDIT BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.64%	13.06%	13.69%	12.64%	13.06%	13.69%
5 Years	9.39%	9.44%	9.84%	56.64%	57.00%	59.86%
Since Inception	9.11%	9.21%	9.71%	57.70%	58.52%	62.33%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through June 29, 2014 reflects the performance of The BofA Merrill Lynch 10+ Year US Corporate & Yankees Index. Index performance beginning on June 30, 2014 reflects the performance of the Barclays U.S. Long Credit Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,036.10	$1.01	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

The iShares 10+ Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of long-term, investment-grade U.S. corporate bonds and U.S. dollar-denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years, as represented by the Barclays U.S. Long Credit Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 12.64%, net of fees, while the total return for the Index was 13.69%.

PORTFOLIO ALLOCATION

As of 2/28/15

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	82.00%
Municipal Debt Obligations	9.21
Foreign Government Obligations	8.60
U.S. Government Obligations	0.19

TOTAL	100.00%

BOND CREDIT QUALITY

As of 2/28/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	2.31%
Aa	13.47
A	36.73
Baa	45.05
Ba	0.66
Not Rated	1.78

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® CORE U.S. CREDIT BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.26%	6.63%	6.50%	6.26%	6.63%	6.50%
5 Years	6.00%	5.97%	6.22%	33.85%	33.62%	35.23%
Since Inception	5.85%	5.88%	6.11%	58.96%	59.33%	62.23%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.20	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

The iShares Core U.S. Credit Bond ETF (the “Fund”) (formerly the iShares Credit Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds, as represented by the Barclays U.S. Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 6.26%, net of fees, while the total return for the Index was 6.50%.

PORTFOLIO ALLOCATION

As of 2/28/15

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	83.78%
Foreign Government Obligations	12.96
Municipal Debt Obligations	3.26

TOTAL	100.00%

BOND CREDIT QUALITY

As of 2/28/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	9.41%
Aa	12.55
A	33.73
Baa	41.80
Ba	1.29
Not Rated	1.22

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® INTERMEDIATE CREDIT BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.41%	3.60%	3.71%	3.41%	3.60%	3.71%
5 Years	4.62%	4.56%	4.86%	25.35%	25.01%	26.79%
Since Inception	5.14%	5.16%	5.39%	50.52%	50.69%	53.47%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,011.90	$1.00	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

The iShares Intermediate Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years, as represented by the Barclays U.S. Intermediate Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 3.41%, net of fees, while the total return for the Index was 3.71%.

PORTFOLIO ALLOCATION

As of 2/28/15

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	85.16%
Foreign Government Obligations	14.47
Municipal Debt Obligations	0.37

TOTAL	100.00%

BOND CREDIT QUALITY

As of 2/28/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	11.53%
Aa	12.05
A	32.10
Baa	41.40
Ba	1.31
Not Rated	1.61

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 79.37%

ADVERTISING — 0.06%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$1,500	$1,505,735
Omnicom Group Inc.
5.90%, 04/15/16	5,027	5,286,411

		6,792,146
AEROSPACE & DEFENSE — 0.84%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	12,558	12,799,661
Boeing Co. (The)
3.75%, 11/20/16	2,330	2,447,807
General Dynamics Corp.
1.00%, 11/15/17	13,900	13,843,338
2.25%, 07/15/16	6,250	6,373,118
L-3 Communications Corp.
1.50%, 05/28/17	10,050	9,961,368
Lockheed Martin Corp.
2.13%, 09/15/16	14,455	14,735,412
7.65%, 05/01/16	1,000	1,078,103
United Technologies Corp.
1.80%, 06/01/17	20,192	20,594,261
5.38%, 12/15/17	9,283	10,336,357

		92,169,425
AGRICULTURE — 0.62%
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	750	768,271
4.10%, 03/15/16	12,483	12,848,582
Bunge N.A. Finance LP
5.90%, 04/01/17	2,680	2,889,138
Lorillard Tobacco Co.
3.50%, 08/04/16[a]	11,000	11,324,177
Philip Morris International Inc.
1.13%, 08/21/17	4,350	4,347,001
1.25%, 11/09/17[a]	5,540	5,539,488
1.63%, 03/20/17	65	65,819
2.50%, 05/16/16	16,548	16,905,017
5.65%, 05/16/18	5,000	5,652,282
Reynolds American Inc.
6.75%, 06/15/17	7,100	7,875,339

		68,215,114

Security	Principal (000s)	Value
AIRLINES — 0.07%
UAL 2009-2 Pass Through Trust Class A
9.75%, 07/15/18	$7,204	$7,996,323

		7,996,323
AUTO MANUFACTURERS — 1.27%
American Honda Finance Corp.
1.13%, 10/07/16	14,961	15,037,328
1.20%, 07/14/17	7,500	7,513,383
1.55%, 12/11/17	13,000	13,111,999
PACCAR Financial Corp.
0.75%, 05/16/16[a]	3,900	3,904,525
1.10%, 06/06/17	14,090	14,066,927
1.15%, 08/16/16	4,250	4,271,314
1.40%, 11/17/17	3,140	3,143,870
Toyota Motor Credit Corp.
0.80%, 05/17/16[a]	8,275	8,284,616
1.13%, 05/16/17	15,000	15,059,368
1.25%, 10/05/17	18,811	18,881,326
1.45%, 01/12/18[a]	6,605	6,641,768
1.75%, 05/22/17[a]	1,600	1,627,988
2.00%, 09/15/16[a]	7,290	7,434,421
2.05%, 01/12/17[a]	19,903	20,361,037

		139,339,870
AUTO PARTS & EQUIPMENT — 0.11%
Johnson Controls Inc.
1.40%, 11/02/17	8,078	8,035,196
2.60%, 12/01/16	4,000	4,089,409

		12,124,605
BANKS — 31.91%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	10,000	9,994,325
1.65%, 09/29/17	8,500	8,507,801
4.00%, 04/27/16	7,976	8,243,273
American Express Bank FSB
6.00%, 09/13/17	11,737	13,037,788
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 02/12/16	11,500	11,537,605
1.25%, 01/10/17	10,850	10,879,154
1.25%, 06/13/17	1,000	998,351
1.50%, 01/16/18	10,000	9,963,197

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
1.88%, 10/06/17[a]	$12,500	$12,627,413
Bank of America Corp.
1.35%, 11/21/16	13,940	13,950,967
1.70%, 08/25/17	24,785	24,843,075
2.00%, 01/11/18	8,500	8,534,974
3.63%, 03/17/16	22,730	23,323,496
3.88%, 03/22/17	12,404	12,997,961
5.42%, 03/15/17	3,180	3,399,272
5.63%, 10/14/16	12,335	13,175,996
5.70%, 05/02/17	5,000	5,388,111
5.75%, 08/15/16	13,785	14,589,641
5.75%, 12/01/17	27,115	29,934,180
6.00%, 09/01/17	17,315	19,105,901
6.05%, 05/16/16	10,277	10,834,154
6.40%, 08/28/17	15,006	16,702,413
6.50%, 08/01/16	39,250	42,103,276
7.80%, 09/15/16	1,000	1,090,919
Series 1
3.75%, 07/12/16	20,985	21,691,068
Bank of America N.A.
1.13%, 11/14/16[a]	31,000	30,985,112
1.25%, 02/14/17	16,500	16,498,915
5.30%, 03/15/17	24,500	26,232,713
6.10%, 06/15/17	5,000	5,474,708
Bank of Montreal
1.30%, 07/15/16[a]	9,795	9,854,534
1.30%, 07/14/17 (Call 06/14/17)[a]	10,000	9,999,184
1.40%, 09/11/17[a]	9,700	9,696,787
2.50%, 01/11/17[a]	16,887	17,317,025
Bank of New York Mellon Corp. (The)
0.70%, 03/04/16 (Call 02/03/16)	12,677	12,694,087
1.97%, 06/20/17[b]	4,879	4,931,299
2.30%, 07/28/16	13,500	13,772,775
Bank of Nova Scotia (The)
0.95%, 03/15/16	10,290	10,326,882
1.10%, 12/13/16[a]	10,000	10,013,480
1.25%, 04/11/17[a]	5,000	5,004,833
1.30%, 07/21/17	5,639	5,638,539
1.38%, 07/15/16	8,000	8,056,790
1.38%, 12/18/17 (Call 11/18/17)[a]	5,000	4,985,181

Security	Principal (000s)	Value
2.55%, 01/12/17	$20,900	$21,467,874
2.90%, 03/29/16	10,447	10,704,339
Barclays Bank PLC
5.00%, 09/22/16	21,737	23,052,389
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	6,448	6,428,942
2.15%, 03/22/17 (Call 02/22/17)	2,835	2,879,985
3.95%, 04/29/16	3,250	3,362,160
BNP Paribas SA
1.25%, 12/12/16[a]	17,520	17,531,201
1.38%, 03/17/17[a]	10,000	10,008,358
2.38%, 09/14/17[a]	13,964	14,230,709
3.60%, 02/23/16	22,780	23,399,211
BPCE SA
1.63%, 02/10/17[a]	12,250	12,339,389
1.63%, 01/26/18	10,000	9,978,413
1.70%, 04/25/16	2,785	2,803,924
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	10,000	9,917,231
1.05%, 12/01/16 (Call 11/01/16)	9,750	9,732,559
1.35%, 10/01/17 (Call 09/01/17)	20,000	19,912,395
1.45%, 10/03/16 (Call 09/03/16)	6,590	6,616,145
Canadian Imperial Bank of Commerce/Canada
1.35%, 07/18/16[a]	5,000	5,033,998
1.55%, 01/23/18 (Call 12/23/17)	1,725	1,722,981
Capital One Financial Corp.
3.15%, 07/15/16	15,900	16,319,848
6.75%, 09/15/17	4,967	5,587,221
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	7,500	7,486,506
1.65%, 02/05/18 (Call 01/05/18)	6,255	6,249,394
Citigroup Inc.
1.25%, 01/15/16	15,650	15,708,265
1.30%, 04/01/16	15,140	15,180,087

16	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
1.30%, 11/15/16	$13,890	$13,877,478
1.35%, 03/10/17	5,000	4,984,759
1.55%, 08/14/17[a]	15,000	14,962,853
1.70%, 07/25/16	28,650	28,846,844
1.80%, 02/05/18	9,565	9,534,763
1.85%, 11/24/17[a]	5,000	5,012,783
3.95%, 06/15/16[a]	26,563	27,493,974
4.45%, 01/10/17	11,658	12,285,025
4.59%, 12/15/15	11,015	11,337,695
5.30%, 01/07/16[a]	3,380	3,508,278
5.50%, 02/15/17	17,520	18,786,850
6.00%, 08/15/17	17,321	19,103,198
6.13%, 11/21/17	39,733	44,306,957
Citizens Bank N.A./Providence RI
1.60%, 12/04/17 (Call 11/04/17)	5,000	4,979,400
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	20,000	19,956,602
1.40%, 09/08/17[a]	7,500	7,490,133
1.90%, 09/18/17[a]	16,675	16,839,643
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	7,550	7,554,889
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	24,074	25,021,528
Credit Suisse/New York NY
1.38%, 05/26/17[a]	35,605	35,520,247
1.75%, 01/29/18	11,000	10,983,987
Deutsche Bank AG/London
1.35%, 05/30/17[a]	11,000	10,967,633
1.40%, 02/13/17[a]	16,905	16,920,097
1.88%, 02/13/18	5,970	5,984,265
6.00%, 09/01/17	32,799	36,344,641
Discover Bank/Greenwood DE
2.00%, 02/21/18	10,500	10,514,655
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	14,720	14,706,660
1.35%, 06/01/17 (Call 05/01/17)	5,000	4,985,270

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[a]	$12,395	$12,601,383
3.63%, 02/07/16[a]	83,395	85,483,623
5.35%, 01/15/16	22,665	23,545,853
5.63%, 01/15/17	19,265	20,621,352
5.75%, 10/01/16	8,894	9,511,664
5.95%, 01/18/18	29,375	32,718,885
6.25%, 09/01/17	29,945	33,279,068
HSBC USA Inc.
1.30%, 06/23/17	21,000	21,031,704
1.50%, 11/13/17[a]	7,930	7,941,806
1.63%, 01/16/18	12,000	11,997,794
1.70%, 03/05/18	8,845	8,852,384
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	9,030	9,026,382
1.35%, 08/02/16 (Call 07/02/16)	4,950	4,954,359
1.38%, 04/24/17 (Call 03/24/17)	6,975	6,951,722
1.70%, 02/26/18 (Call 01/26/18)	5,000	5,004,061
Industrial & Commercial Bank of China Ltd./New York
2.35%, 11/13/17	10,000	10,039,694
Intesa Sanpaolo SpA
2.38%, 01/13/17	23,500	23,723,656
3.88%, 01/16/18[a]	4,200	4,382,765
JPMorgan Chase & Co.
1.13%, 02/26/16	14,235	14,279,881
1.35%, 02/15/17[a]	43,721	43,802,323
1.80%, 01/25/18[a]	14,654	14,694,646
2.00%, 08/15/17[a]	26,662	27,025,187
3.15%, 07/05/16	57,300	58,743,805
3.45%, 03/01/16	29,044	29,755,169
6.00%, 01/15/18	10,655	11,923,795
6.13%, 06/27/17	3,327	3,660,461
Series H
1.70%, 03/01/18 (Call 02/01/18)	20,000	20,010,863
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	24,480	27,126,853

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
KeyBank N.A./Cleveland OH
1.10%, 11/25/16 (Call 10/25/16)	$6,375	$6,362,618
1.65%, 02/01/18	14,500	14,499,375
KfW
0.50%, 04/19/16	60,600	60,623,228
0.50%, 07/15/16	1,000	999,685
0.63%, 12/15/16[a]	70,850	70,795,956
0.75%, 03/17/17	37,100	37,082,708
0.88%, 09/05/17	10,455	10,429,566
1.00%, 01/26/18[a]	47,000	46,841,507
1.25%, 10/05/16[a]	54,100	54,634,389
1.25%, 02/15/17	53,700	54,219,993
2.00%, 06/01/16	71,600	72,902,905
4.88%, 01/17/17[a]	30,100	32,421,282
Korea Development Bank (The)
1.50%, 01/22/18	2,000	1,984,375
3.25%, 03/09/16	1,000	1,021,606
3.88%, 05/04/17	10,500	10,985,846
4.00%, 09/09/16	6,014	6,259,043
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	20,000	19,943,520
2.13%, 07/15/16	18,430	18,831,470
5.00%, 11/08/16	11,750	12,597,699
5.13%, 02/01/17	18,520	20,052,934
Lloyds Bank PLC
4.20%, 03/28/17	485	512,639
Manufacturers & Traders Trust Co.
1.25%, 01/30/17 (Call 12/30/16)	13,125	13,106,831
1.40%, 07/25/17 (Call 06/25/17)	16,250	16,218,120
Mellon Capital IV
Series 1
4.00%, 06/29/49 (Call 12/29/14)[c]	1,950	1,640,438
Morgan Stanley
1.75%, 02/25/16[a]	17,206	17,343,211
1.88%, 01/05/18	7,900	7,926,846
3.80%, 04/29/16	23,210	23,902,564
4.75%, 03/22/17	30,465	32,462,053
5.45%, 01/09/17	14,588	15,623,452
5.75%, 10/18/16	19,685	21,059,186

Security	Principal (000s)	Value
5.95%, 12/28/17	$14,185	$15,756,060
6.25%, 08/28/17[a]	10,736	11,896,598
Series F
5.55%, 04/27/17	10,200	11,033,488
MUFG Union Bank N.A.
1.50%, 09/26/16 (Call 08/26/16)	11,925	11,985,744
2.13%, 06/16/17	2,000	2,025,623
3.00%, 06/06/16	12,500	12,804,588
National Australia Bank Ltd./New York
1.30%, 07/25/16[a]	11,000	11,068,209
2.75%, 03/09/17[a]	10,750	11,076,803
National City Bank/Cleveland OH
5.25%, 12/15/16	3,500	3,736,304
Oesterreichische Kontrollbank AG
0.75%, 12/15/16[a]	15,020	15,028,440
2.00%, 06/03/16	31,969	32,552,195
PNC Bank N.A.
1.13%, 01/27/17 (Call 12/28/16)[a,d]	16,040	16,007,331
1.15%, 11/01/16 (Call 10/02/16)[d]	16,500	16,509,463
1.30%, 10/03/16 (Call 09/03/16)[a,d]	16,000	16,063,574
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[a,d]	6,021	6,154,287
Royal Bank of Canada
0.85%, 03/08/16	21,092	21,149,081
1.20%, 01/23/17	7,000	7,016,566
1.25%, 06/16/17	5,000	5,006,363
1.40%, 10/13/17	12,476	12,497,268
1.45%, 09/09/16	19,520	19,675,029
1.50%, 01/16/18[a]	6,695	6,705,985
2.30%, 07/20/16	14,520	14,808,770
2.88%, 04/19/16	9,720	9,957,816
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	3,950	3,955,733
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	13,787	14,260,134

18	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	$10,000	$9,993,988
Societe Generale SA
2.75%, 10/12/17	21,000	21,553,956
Sumitomo Mitsui Banking Corp.
1.30%, 01/10/17[a]	11,957	11,927,811
1.35%, 07/11/17	7,500	7,450,936
1.45%, 07/19/16	6,000	6,028,455
1.50%, 01/18/18	2,000	1,981,475
1.75%, 01/16/18	11,000	10,999,506
1.80%, 07/18/17[a]	10,000	10,029,372
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	15,000	15,007,392
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	5,500	5,721,579
3.60%, 04/15/16 (Call 03/15/16)	14,390	14,767,621
Svenska Handelsbanken AB
2.88%, 04/04/17	19,000	19,642,004
3.13%, 07/12/16	9,250	9,521,494
Toronto-Dominion Bank (The)
1.13%, 05/02/17[a]	11,000	10,986,256
1.50%, 09/09/16[a]	13,000	13,116,994
2.38%, 10/19/16[a]	22,858	23,409,588
2.50%, 07/14/16[a]	6,715	6,869,826
U.S. Bancorp/MN
1.65%, 05/15/17 (Call 04/15/17)	7,000	7,049,144
Series F
2.20%, 11/15/16 (Call 10/14/16)	14,519	14,820,949
U.S. Bank N.A./Cincinnati OH
1.10%, 01/30/17 (Call 12/30/16)	29,000	28,937,939
1.35%, 01/26/18 (Call 12/26/17)	5,190	5,176,550
1.38%, 09/11/17 (Call 08/11/17)	15,000	14,970,922
UBS AG/Stamford CT
1.38%, 08/14/17	12,355	12,302,148
5.88%, 12/20/17	26,383	29,343,666

Security	Principal (000s)	Value
Series 10
5.88%, 07/15/16	$25,202	$26,781,292
Wachovia Corp.
5.63%, 10/15/16	17,469	18,662,045
5.75%, 06/15/17	14,595	16,070,955
5.75%, 02/01/18	17,310	19,332,383
Wells Fargo & Co.
1.15%, 06/02/17[a]	8,197	8,190,909
1.25%, 07/20/16	27,930	28,024,522
1.40%, 09/08/17	10,150	10,174,234
1.50%, 01/16/18[a]	12,150	12,149,475
2.10%, 05/08/17	23,000	23,468,542
2.63%, 12/15/16[a]	18,977	19,504,018
3.68%, 06/15/16[b]	31,460	32,542,549
5.13%, 09/15/16	1,590	1,681,018
5.63%, 12/11/17	22,984	25,571,189
Wells Fargo Bank N.A.
5.60%, 03/15/16	8,500	8,925,488
6.00%, 11/15/17	10,772	12,051,228
Westpac Banking Corp.
1.05%, 11/25/16[a]	12,000	12,005,443
1.20%, 05/19/17	8,000	7,983,698
1.50%, 12/01/17	20,000	19,987,337
1.60%, 01/12/18	3,000	2,999,031
2.00%, 08/14/17	10,300	10,447,636

		3,492,271,984
BEVERAGES — 1.61%
Anheuser-Busch Companies LLC
5.05%, 10/15/16[a]	5,000	5,341,489
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17[a]	26,050	26,173,576
1.25%, 01/17/18	2,000	1,994,290
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	10,500	10,571,495
Beam Suntory Inc.
1.88%, 05/15/17	6,000	6,054,671
Brown-Forman Corp.
1.00%, 01/15/18	3,000	2,964,538
Coca-Cola Co. (The)
0.75%, 11/01/16[a]	21,150	21,159,293
1.80%, 09/01/16[a]	9,702	9,860,482
5.35%, 11/15/17	3,800	4,228,920

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	$6,000	$6,071,027
Diageo Capital PLC
0.63%, 04/29/16	19,150	19,121,618
1.50%, 05/11/17	4,594	4,648,391
5.50%, 09/30/16	5,000	5,358,194
5.75%, 10/23/17	8,297	9,264,310
Molson Coors Brewing Co.
2.00%, 05/01/17[a]	4,985	5,042,878
PepsiCo Inc.
0.95%, 02/22/17	8,000	8,001,036
1.25%, 08/13/17[a]	19,564	19,618,969
2.50%, 05/10/16	10,943	11,153,497

		176,628,674
BIOTECHNOLOGY — 0.61%
Amgen Inc.
1.25%, 05/22/17	23,890	23,872,469
2.13%, 05/15/17	9,491	9,664,091
2.30%, 06/15/16	8,000	8,122,120
2.50%, 11/15/16	10,924	11,192,219
Celgene Corp.
1.90%, 08/15/17	7,105	7,189,864
Gilead Sciences Inc.
3.05%, 12/01/16[a]	7,000	7,266,471

		67,307,234
CHEMICALS — 0.82%
Air Products & Chemicals Inc.
1.20%, 10/15/17	5,000	4,996,981
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	6,000	5,939,772
Eastman Chemical Co.
2.40%, 06/01/17	13,450	13,715,684
Ecolab Inc.
1.45%, 12/08/17[a]	5,924	5,904,234
1.55%, 01/12/18	5,500	5,489,031
3.00%, 12/08/16	13,544	13,980,685
EI du Pont de Nemours & Co.
2.75%, 04/01/16	100	102,314
5.25%, 12/15/16	4,000	4,300,352
6.00%, 07/15/18	10,035	11,424,969
Monsanto Co.
1.15%, 06/30/17[a]	10,000	10,010,673

Security	Principal (000s)	Value
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	$5,000	$5,238,475
Praxair Inc.
1.25%, 11/07/18	3,400	3,349,010
Rohm & Haas Co.
6.00%, 09/15/17	4,808	5,335,640

		89,787,820
COMMERCIAL SERVICES — 0.24%
Board of Trustees of The Leland Stanford Junior University (The)
4.25%, 05/01/16	4,000	4,162,123
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	3,560	3,561,790
Western Union Co. (The)
2.88%, 12/10/17	6,000	6,132,215
5.93%, 10/01/16	11,210	11,974,240

		25,830,368
COMPUTERS — 1.75%
Apple Inc.
0.45%, 05/03/16[a]	22,150	22,110,370
1.05%, 05/05/17	15,520	15,609,158
Hewlett-Packard Co.
2.60%, 09/15/17	16,600	17,030,841
2.65%, 06/01/16	22,850	23,258,666
3.00%, 09/15/16	4,832	4,963,961
3.30%, 12/09/16	13,678	14,154,739
International Business Machines Corp.
0.45%, 05/06/16[a]	13,070	13,046,450
1.13%, 02/06/18	7,500	7,472,800
1.25%, 02/06/17	15,777	15,896,550
1.25%, 02/08/18	200	199,705
1.95%, 07/22/16	16,370	16,640,637
5.70%, 09/14/17	36,605	40,850,389

		191,234,266
COSMETICS & PERSONAL CARE — 0.28%
Colgate-Palmolive Co.
0.90%, 05/01/18	5,000	4,922,602
1.30%, 01/15/17	2,647	2,659,555
5.20%, 11/07/16	1,630	1,728,628
Procter & Gamble Co. (The)
0.75%, 11/04/16[a]	15,520	15,532,016

20	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
1.45%, 08/15/16	$5,750	$5,809,547

		30,652,348
DISTRIBUTION & WHOLESALE — 0.03%
Ingram Micro Inc.
5.25%, 09/01/17	3,000	3,224,933

		3,224,933
DIVERSIFIED FINANCIAL SERVICES — 6.00%
Air Lease Corp.
5.63%, 04/01/17[a]	14,000	14,999,552
American Express Co.
5.50%, 09/12/16	11,500	12,247,072
6.15%, 08/28/17	18,765	20,918,729
6.80%, 09/01/66 (Call 09/01/16)[c]	3,948	4,155,270
American Express Credit Corp.
1.13%, 06/05/17[a]	30,000	29,947,609
1.30%, 07/29/16[a]	12,780	12,832,963
1.55%, 09/22/17	18,690	18,782,073
2.38%, 03/24/17	9,250	9,495,086
2.80%, 09/19/16	18,004	18,508,655
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17	2,973	3,190,711
6.40%, 10/02/17	44,720	50,035,126
7.25%, 02/01/18	9,025	10,407,560
Capital One Bank USA N.A.
1.15%, 11/21/16 (Call 10/21/16)	13,060	13,032,589
1.20%, 02/13/17 (Call 01/13/17)	11,000	10,967,628
Countrywide Financial Corp.
6.25%, 05/15/16	11,150	11,779,638
Credit Suisse USA Inc.
5.38%, 03/02/16[a]	12,925	13,513,967
Ford Motor Credit Co. LLC
1.50%, 01/17/17[a]	17,000	17,014,559
1.68%, 09/08/17	25,000	25,018,810
1.70%, 05/09/16	9,600	9,644,718
1.72%, 12/06/17	10,000	10,005,466
2.15%, 01/09/18	10,000	10,100,710
2.38%, 01/16/18	4,200	4,269,535
3.00%, 06/12/17	4,904	5,058,938
3.98%, 06/15/16	9,135	9,434,919

Security	Principal (000s)	Value
4.21%, 04/15/16	$8,700	$8,990,318
4.25%, 02/03/17	17,258	18,169,483
6.63%, 08/15/17	9,008	10,058,124
8.00%, 12/15/16	13,723	15,303,279
General Electric Capital Corp.
1.25%, 05/15/17 (Call 04/13/17)[a]	7,000	7,038,997
1.50%, 07/12/16[a]	2,500	2,525,275
1.60%, 11/20/17[a]	1,000	1,010,575
2.30%, 04/27/17	19,920	20,456,380
2.45%, 03/15/17	7,500	7,672,460
2.90%, 01/09/17	32,350	33,547,847
2.95%, 05/09/16	11,127	11,415,681
3.35%, 10/17/16	20,753	21,578,357
5.38%, 10/20/16[a]	2,885	3,090,588
5.40%, 02/15/17[a]	24,780	26,884,444
5.63%, 09/15/17	31,472	34,924,467
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[c]	3,200	3,260,800
HSBC Finance Corp.
5.50%, 01/19/16[a]	20,643	21,449,914
International Lease Finance Corp.
7.13%, 09/01/18[e]	3,500	3,928,750
Jefferies Group LLC
5.50%, 03/15/16	2,082	2,159,747
Murray Street Investment Trust I
4.65%, 03/09/17[b]	10,729	11,387,260
National Rural Utilities Cooperative Finance Corp.
1.10%, 01/27/17	23,150	23,129,165
Nomura Holdings Inc.
2.00%, 09/13/16	13,450	13,550,851
NYSE Euronext
2.00%, 10/05/17	6,586	6,677,309
Vesey Street Investment Trust I
4.40%, 09/01/16[b]	3,500	3,650,024

		657,221,978
ELECTRIC — 2.55%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	12,145	12,201,666
Arizona Public Service Co.
6.25%, 08/01/16	5,000	5,366,000

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Baltimore Gas & Electric Co.
5.90%, 10/01/16	$1,000	$1,074,400
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	2,000	1,998,979
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	6,650	7,710,010
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	308	312,004
5.80%, 03/15/18	2,329	2,634,332
6.15%, 09/15/17	2,260	2,527,132
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	1,000	1,068,500
5.85%, 04/01/18[a]	5,000	5,643,500
Series 06-D
5.30%, 12/01/16	3,000	3,221,100
Consumers Energy Co.
5.15%, 02/15/17	2,000	2,149,267
5.65%, 09/15/18	7,000	7,881,103
Dayton Power & Light Co. (The)
1.88%, 09/15/16	4,300	4,340,850
Dominion Gas Holdings LLC
1.05%, 11/01/16	14,320	14,335,702
Dominion Resources Inc./VA
1.25%, 03/15/17	11,300	11,328,757
1.95%, 08/15/16	3,560	3,608,416
Duke Energy Carolinas LLC
1.75%, 12/15/16	3,778	3,837,996
5.10%, 04/15/18	2,000	2,218,694
Duke Energy Corp.
1.63%, 08/15/17	19,220	19,462,205
2.10%, 06/15/18 (Call 05/15/18)	1,100	1,117,759
Edison International
3.75%, 09/15/17[a]	5,210	5,520,582
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	10,050	10,592,958
Eversource Energy
1.45%, 05/01/18 (Call 04/01/18)	5,000	4,944,603

Security	Principal (000s)	Value
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	$5,000	$5,048,200
Georgia Power Co.
3.00%, 04/15/16[a]	2,000	2,050,108
Series B
5.70%, 06/01/17	7,825	8,616,484
Hydro-Quebec
2.00%, 06/30/16	23,150	23,565,325
Jersey Central Power & Light Co.
5.63%, 05/01/16	6,000	6,288,381
5.65%, 06/01/17	555	603,673
Nisource Finance Corp.
6.40%, 03/15/18	5,000	5,676,945
Ohio Power Co.
6.00%, 06/01/16	4,000	4,244,993
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	1,000	1,091,200
6.80%, 09/01/18	4,600	5,358,080
PECO Energy Co.
1.20%, 10/15/16	5,000	5,012,000
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)	6,540	6,665,568
2.75%, 09/15/16[a]	1,000	1,025,000
5.32%, 09/15/16	1,000	1,062,600
Sierra Pacific Power Co.
Series M
6.00%, 05/15/16	8,000	8,470,679
Southern California Edison Co.
Series 14-B
1.13%, 05/01/17	6,050	6,053,025
Southern Co. (The)
1.30%, 08/15/17	4,090	4,092,622
1.95%, 09/01/16	5,365	5,452,507
2.45%, 09/01/18	7,240	7,433,365
Southwestern Electric Power Co.
Series E
5.55%, 01/15/17	4,500	4,845,150
TECO Finance Inc.
4.00%, 03/15/16	1,000	1,030,362
TransAlta Corp.
1.90%, 06/03/17	4,300	4,215,599
Virginia Electric and Power Co.
5.95%, 09/15/17	11,500	12,848,554

22	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Xcel Energy Inc.
0.75%, 05/09/16	$13,000	$12,976,455
5.61%, 04/01/17	100	108,871

		278,932,261
ELECTRONICS — 0.48%
Amphenol Corp.
1.55%, 09/15/17	3,140	3,131,958
Honeywell International Inc.
5.30%, 03/15/17	2,000	2,177,240
5.40%, 03/15/16	2,535	2,662,093
Jabil Circuit Inc.
7.75%, 07/15/16	178	191,392
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	6,583	6,585,051
2.25%, 08/15/16	25,225	25,634,108
3.20%, 03/01/16	11,952	12,222,236

		52,604,078
FOOD — 1.22%
Campbell Soup Co.
3.05%, 07/15/17[a]	8,000	8,258,782
ConAgra Foods Inc.
1.90%, 01/25/18[a]	1,600	1,595,441
5.82%, 06/15/17	9,611	10,494,987
General Mills Inc.
1.40%, 10/20/17	7,500	7,499,320
5.70%, 02/15/17	12,845	13,944,892
Hershey Co. (The)
1.50%, 11/01/16	2,000	2,019,688
Kellogg Co.
1.75%, 05/17/17[a]	8,000	8,068,840
1.88%, 11/17/16	3,763	3,812,063
3.25%, 05/21/18	3,758	3,921,607
4.45%, 05/30/16	8,338	8,687,884
Kraft Foods Group Inc.
2.25%, 06/05/17	10,500	10,685,299
6.13%, 08/23/18	1,825	2,070,019
Kroger Co. (The)
1.20%, 10/17/16	12,095	12,121,569
2.20%, 01/15/17	13,000	13,239,074
6.40%, 08/15/17	3,000	3,348,956
Mondelez International Inc.
6.50%, 08/11/17	200	224,924

Security	Principal (000s)	Value
Sysco Corp.
1.45%, 10/02/17	$5,000	$5,031,296
5.25%, 02/12/18	3,000	3,316,594
Tyson Foods Inc.
6.60%, 04/01/16	50	52,951
Unilever Capital Corp.
0.85%, 08/02/17[a]	15,518	15,446,482

		133,840,668
FOREST PRODUCTS & PAPER — 0.04%
Domtar Corp.
10.75%, 06/01/17	4,000	4,760,000

		4,760,000
GAS — 0.19%
CenterPoint Energy Inc.
5.95%, 02/01/17	5,000	5,440,307
National Grid PLC
6.30%, 08/01/16	3,275	3,537,000
Sempra Energy
6.50%, 06/01/16	10,645	11,367,043

		20,344,350
HEALTH CARE — PRODUCTS — 0.95%
Baxter International Inc.
0.95%, 06/01/16	15,695	15,694,307
1.85%, 06/15/18	2,780	2,791,361
5.90%, 09/01/16	1,500	1,611,417
Becton Dickinson and Co.
1.75%, 11/08/16	5,000	5,060,556
1.80%, 12/15/17	15,555	15,680,447
Boston Scientific Corp.
2.65%, 10/01/18	5,000	5,050,975
6.40%, 06/15/16	1,000	1,064,907
CareFusion Corp.
1.45%, 05/15/17	5,605	5,600,924
Covidien International Finance SA
6.00%, 10/15/17	12,915	14,349,500
CR Bard Inc.
1.38%, 01/15/18[a]	5,000	4,961,368
Medtronic Inc.
0.88%, 02/27/17[a]	11,000	10,961,488
1.50%, 03/15/18[e]	615	615,704
2.63%, 03/15/16	2,700	2,753,608
Stryker Corp.
2.00%, 09/30/16	16,959	17,244,794

		103,441,356

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 0.89%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	$2,000	$2,004,955
Anthem Inc.
1.88%, 01/15/18	15,000	15,072,600
Cigna Corp.
2.75%, 11/15/16	16,060	16,513,732
Coventry Health Care Inc.
5.95%, 03/15/17	3,000	3,282,746
Laboratory Corp. of America Holdings
2.63%, 02/01/20	1,305	1,306,859
3.13%, 05/15/16	2,505	2,562,414
Quest Diagnostics Inc.
6.40%, 07/01/17	6,325	6,986,200
UnitedHealth Group Inc.
1.40%, 12/15/17[a]	17,975	18,071,558
1.88%, 11/15/16[a]	3,000	3,051,773
6.00%, 06/15/17	7,315	8,113,447
6.00%, 02/15/18	7,125	8,070,317
Ventas Realty LP
1.25%, 04/17/17	4,000	3,987,170
1.55%, 09/26/16	8,070	8,119,624

		97,143,395
HOLDING COMPANIES — DIVERSIFIED — 0.09%
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	10,000	9,978,169

		9,978,169
HOME FURNISHINGS — 0.17%
Whirlpool Corp.
1.35%, 03/01/17	9,825	9,843,701
1.65%, 11/01/17	5,805	5,827,135
6.50%, 06/15/16[a]	3,000	3,202,549

		18,873,385
HOUSEHOLD PRODUCTS & WARES — 0.14%
Clorox Co. (The)
5.95%, 10/15/17	8,065	8,994,601
Kimberly-Clark Corp.
1.90%, 05/22/19	5,940	5,975,185
6.13%, 08/01/17	665	744,073

		15,713,859

Security	Principal (000s)	Value
HOUSEWARES — 0.02%
Newell Rubbermaid Inc.
2.05%, 12/01/17	$1,680	$1,685,653

		1,685,653
INSURANCE — 1.71%
Aflac Inc.
2.65%, 02/15/17	12,000	12,346,263
American International Group Inc.
5.45%, 05/18/17	7,673	8,356,138
5.60%, 10/18/16	5,389	5,770,350
5.85%, 01/16/18	27,475	30,824,094
Aon Corp.
3.13%, 05/27/16	4,168	4,266,151
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	11,190	11,223,410
1.60%, 05/15/17	17,520	17,797,434
Berkshire Hathaway Inc.
0.80%, 02/11/16[a]	9,275	9,305,265
1.55%, 02/09/18	35	35,301
1.90%, 01/31/17[a]	12,255	12,505,006
2.20%, 08/15/16	11,430	11,665,552
CNA Financial Corp.
6.50%, 08/15/16	10,000	10,731,693
Hartford Financial Services Group Inc. (The)
4.00%, 10/15/17	6,083	6,463,892
5.38%, 03/15/17	1,120	1,206,742
5.50%, 10/15/16	2,000	2,134,264
Lincoln National Corp.
7.00%, 05/17/66 (Call 05/17/16)[a,c]	5,000	4,825,000
8.75%, 07/01/19	2,500	3,131,500
Marsh & McLennan Companies Inc.
2.30%, 04/01/17 (Call 03/01/17)[a]	2,345	2,383,997
MetLife Inc.
6.75%, 06/01/16	6,783	7,265,857
Prudential Financial Inc.
Series D
6.00%, 12/01/17	11,184	12,501,367
Torchmark Corp.
6.38%, 06/15/16	500	531,628

24	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Unum Group
7.13%, 09/30/16	$600	$651,984
Voya Financial Inc.
2.90%, 02/15/18	5,000	5,135,553
XLIT Ltd.
6.50%, 10/29/49 (Call 04/15/17)[c]	7,500	6,600,000

		187,658,441
INTERNET — 0.38%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[a,e]	8,300	8,288,153
Amazon.com Inc.
1.20%, 11/29/17[a]	3,345	3,333,004
eBay Inc.
1.35%, 07/15/17	10,000	9,952,772
Google Inc.
2.13%, 05/19/16[a]	16,245	16,592,068
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	3,090	3,132,820

		41,298,817
IRON & STEEL — 0.12%
Nucor Corp.
5.75%, 12/01/17	2,000	2,230,783
Vale Overseas Ltd.
6.25%, 01/23/17	10,000	10,667,585

		12,898,368
LODGING — 0.15%
Marriott International Inc./MD
6.20%, 06/15/16	9,500	10,105,073
6.38%, 06/15/17	2,850	3,139,419
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	3,485	3,559,984

		16,804,476
MACHINERY — 1.52%
Caterpillar Financial Services Corp.
0.70%, 02/26/16	8,750	8,771,211
1.00%, 11/25/16	2,000	2,007,786
1.00%, 03/03/17[a]	12,160	12,173,656
1.25%, 08/18/17	12,000	12,030,996
1.35%, 09/06/16[a]	22,652	22,851,641
1.63%, 06/01/17[a]	5,565	5,614,424

Security	Principal (000s)	Value
2.05%, 08/01/16	$5,965	$6,065,284
Series G
2.45%, 09/06/18[a]	5,000	5,144,417
John Deere Capital Corp.
1.05%, 10/11/16	16,620	16,698,781
1.05%, 12/15/16	13,000	13,052,186
1.13%, 06/12/17	10,000	10,011,573
1.35%, 01/16/18	10,520	10,525,471
1.55%, 12/15/17	14,800	14,931,876
1.85%, 09/15/16	10,000	10,159,747
2.25%, 06/07/16	2,000	2,036,889
Roper Industries Inc.
2.05%, 10/01/18	8,905	8,883,120
Xylem Inc./NY
3.55%, 09/20/16	5,000	5,170,527

		166,129,585
MANUFACTURING — 0.94%
3M Co.
1.38%, 09/29/16	21,033	21,254,244
Danaher Corp.
2.30%, 06/23/16	1,707	1,742,048
5.63%, 01/15/18	4,925	5,486,368
Eaton Corp.
1.50%, 11/02/17[a]	29,175	29,286,648
General Electric Co.
5.25%, 12/06/17	25,699	28,517,204
Illinois Tool Works Inc.
0.90%, 02/25/17	5,950	5,947,280
Pentair Finance SA
1.35%, 12/01/15	5,550	5,564,968
Textron Inc.
4.63%, 09/21/16	126	132,684
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	5,000	5,057,508

		102,988,952
MEDIA — 2.20%
21st Century Fox America Inc.
8.00%, 10/17/16	3,220	3,571,657
Comcast Corp.
4.95%, 06/15/16	5,000	5,261,941
5.88%, 02/15/18	2,925	3,293,459
5.90%, 03/15/16	8,070	8,503,303

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.30%, 11/15/17	$9,046	$10,217,697
6.50%, 01/15/17	14,986	16,495,033
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	3,640	3,616,570
2.40%, 03/15/17	15,108	15,354,533
3.50%, 03/01/16	13,629	13,963,972
Historic TW Inc.
6.88%, 06/15/18	5,000	5,815,104
NBCUniversal Media LLC
2.88%, 04/01/16	20,733	21,217,998
Scripps Networks Interactive Inc.
2.70%, 12/15/16	5,778	5,925,351
Thomson Reuters Corp.
0.88%, 05/23/16	5,555	5,539,558
1.30%, 02/23/17	7,404	7,403,513
1.65%, 09/29/17	3,500	3,508,500
Time Warner Cable Inc.
5.85%, 05/01/17	17,547	19,087,847
Time Warner Inc.
5.88%, 11/15/16	7,332	7,921,371
Viacom Inc.
2.50%, 12/15/16	3,434	3,506,395
3.50%, 04/01/17	15,520	16,136,845
6.13%, 10/05/17	500	554,520
6.25%, 04/30/16	8,128	8,610,292
Walt Disney Co. (The)
0.88%, 05/30/17	7,000	6,987,819
1.10%, 12/01/17	14,930	14,908,449
1.13%, 02/15/17	15,211	15,305,733
1.35%, 08/16/16[a]	10,186	10,296,254
5.63%, 09/15/16	7,000	7,531,989

		240,535,703
MINING — 0.78%
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17[a]	17,604	17,845,852
1.88%, 11/21/16[a]	4,747	4,831,355
5.40%, 03/29/17	5,000	5,445,459
7.25%, 03/01/16	502	535,006
Freeport-McMoRan Inc.
2.15%, 03/01/17	5,166	5,140,593
2.30%, 11/14/17	3,230	3,179,629

Security	Principal (000s)	Value
Rio Tinto Finance USA Ltd.
2.25%, 09/20/16	$200	$203,614
2.50%, 05/20/16	2,750	2,802,437
Rio Tinto Finance USA PLC
1.38%, 06/17/16[a]	24,755	24,888,874
1.63%, 08/21/17 (Call 07/21/17)	16,058	16,122,531
Teck Resources Ltd.
3.15%, 01/15/17	3,000	3,051,761
3.85%, 08/15/17	1,000	1,029,459

		85,076,570
OFFICE & BUSINESS EQUIPMENT — 0.15%
Xerox Corp.
2.95%, 03/15/17	12,300	12,643,411
6.40%, 03/15/16	1,560	1,646,782
7.20%, 04/01/16	2,000	2,128,671

		16,418,864
OIL & GAS — 5.14%
Anadarko Petroleum Corp.
5.95%, 09/15/16[a]	19,011	20,352,422
6.38%, 09/15/17	21,785	24,303,119
Apache Corp.
1.75%, 04/15/17	4,490	4,513,021
5.63%, 01/15/17	9,500	10,229,179
BP Capital Markets PLC
1.38%, 11/06/17[a]	10,150	10,129,113
1.67%, 02/13/18	10,000	10,035,203
1.85%, 05/05/17	14,841	15,029,282
2.25%, 11/01/16	16,073	16,389,310
British Transco Finance Inc.
6.63%, 06/01/18	8,500	9,817,495
Canadian Natural Resources Ltd.
1.75%, 01/15/18	4,690	4,641,676
5.70%, 05/15/17	10,226	11,078,871
6.00%, 08/15/16	3,250	3,464,470
Chevron Corp.
0.89%, 06/24/16	11,050	11,076,765
1.35%, 11/15/17	30,060	30,196,895
1.37%, 03/02/18	4,765	4,772,490
CNOOC Finance 2013 Ltd.
1.13%, 05/09/16	4,750	4,736,403
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	20,000	19,884,540

26	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	$14,475	$15,585,238
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)[a]	14,815	14,724,566
Encana Corp.
5.90%, 12/01/17	5,000	5,455,363
EOG Resources Inc.
5.88%, 09/15/17	2,470	2,741,247
Exxon Mobil Corp.
0.92%, 03/15/17	21,150	21,178,852
Hess Corp.
1.30%, 06/15/17	11,445	11,316,315
Husky Energy Inc.
6.20%, 09/15/17	1,000	1,096,847
Marathon Oil Corp.
6.00%, 10/01/17	6,610	7,280,535
Marathon Petroleum Corp.
3.50%, 03/01/16	5,541	5,667,119
Nabors Industries Inc.
2.35%, 09/15/16	5,600	5,572,000
6.15%, 02/15/18	9,925	10,381,236
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	6,155	6,131,749
1.75%, 02/15/17	12,695	12,833,633
4.13%, 06/01/16	7,000	7,284,070
Petrobras Global Finance BV
2.00%, 05/20/16	21,170	20,139,408
3.25%, 03/17/17	24,359	22,644,661
6.13%, 10/06/16	5,230	5,200,033
Phillips 66
2.95%, 05/01/17	20,438	21,154,465
Pioneer Natural Resources Co.
6.65%, 03/15/17	950	1,038,749
Rowan Companies Inc.
5.00%, 09/01/17	1,606	1,659,168
Shell International Finance BV
0.90%, 11/15/16	20,150	20,165,842
1.13%, 08/21/17	3,445	3,448,490
5.20%, 03/22/17	4,632	5,031,967

Security	Principal (000s)	Value
Statoil ASA
1.25%, 11/09/17	$5,000	$4,992,953
1.80%, 11/23/16	10,100	10,246,140
3.13%, 08/17/17	16,566	17,327,420
Total Capital Canada Ltd.
1.45%, 01/15/18	7,708	7,733,652
Total Capital International SA
1.00%, 08/12/16[a]	14,558	14,620,066
1.00%, 01/10/17	6,000	6,012,860
1.50%, 02/17/17[a]	12,436	12,572,613
1.55%, 06/28/17[a]	9,309	9,408,432
Total Capital SA
2.30%, 03/15/16	9,503	9,669,717
Transocean Inc.
2.50%, 10/15/17	3,851	3,523,665
5.05%, 12/15/16	16,781	16,822,954
Valero Energy Corp.
6.13%, 06/15/17	10,215	11,273,021

		562,585,300
OIL & GAS SERVICES — 0.32%
Cameron International Corp.
1.15%, 12/15/16	2,441	2,415,160
1.40%, 06/15/17[a]	8,000	7,883,647
Halliburton Co.
1.00%, 08/01/16[a]	10,000	9,992,502
National Oilwell Varco Inc.
1.35%, 12/01/17	2,550	2,539,489
Weatherford International LLC
6.35%, 06/15/17[a]	11,465	12,038,249

		34,869,047
PHARMACEUTICALS — 3.35%
AbbVie Inc.
1.75%, 11/06/17	41,101	41,387,680
Actavis Funding SCS
1.30%, 06/15/17	10,200	10,074,013
Actavis Inc.
1.88%, 10/01/17	17,335	17,279,151
Allergan Inc./United States
1.35%, 03/15/18[a]	5,000	4,875,521
5.75%, 04/01/16	5,500	5,768,280
AmerisourceBergen Corp.
1.15%, 05/15/17[a]	7,850	7,823,879
AstraZeneca PLC
5.90%, 09/15/17	16,154	18,088,617

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Bristol-Myers Squibb Co.
0.88%, 08/01/17	$1,162	$1,157,066
1.75%, 03/01/19[a]	10,000	9,998,585
Cardinal Health Inc.
1.90%, 06/15/17	5,000	5,061,361
DENTSPLY International Inc.
2.75%, 08/15/16	1,500	1,526,164
Eli Lilly & Co.
1.25%, 03/01/18	1,520	1,519,496
5.20%, 03/15/17	8,614	9,369,171
Express Scripts Holding Co.
1.25%, 06/02/17	1,960	1,954,645
2.65%, 02/15/17	16,520	16,957,821
3.13%, 05/15/16	21,083	21,591,825
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	16,220	16,239,721
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	17,409	17,580,311
Johnson & Johnson
0.70%, 11/28/16[a]	4,500	4,495,848
1.13%, 11/21/17	5,000	5,016,278
2.15%, 05/15/16	8,359	8,514,031
5.55%, 08/15/17	8,910	9,906,252
McKesson Corp.
1.29%, 03/10/17	12,225	12,246,610
Merck & Co. Inc.
0.70%, 05/18/16	11,820	11,819,507
1.10%, 01/31/18	9,125	9,085,580
Mylan Inc./PA
1.35%, 11/29/16	10,000	9,990,782
1.80%, 06/24/16	7,190	7,236,322
Perrigo Co. PLC
1.30%, 11/08/16	5,420	5,419,673
Pfizer Inc.
0.90%, 01/15/17[a]	16,520	16,537,323
1.10%, 05/15/17[a]	21,300	21,386,554
Sanofi
2.63%, 03/29/16	13,555	13,859,266
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	12,905	13,195,532
Zoetis Inc.
1.88%, 02/01/18	9,545	9,484,121

		366,446,986

Security	Principal (000s)	Value
PIPELINES — 0.93%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	$11,000	$11,560,040
5.88%, 11/15/16	2,000	2,113,541
El Paso Natural Gas Co. LLC
5.95%, 04/15/17	9,007	9,741,743
Enbridge Energy Partners LP
5.88%, 12/15/16	4,800	5,142,370
Energy Transfer Partners LP
6.13%, 02/15/17	750	811,243
Enterprise Products Operating LLC
Series A
8.38%, 08/01/66 (Call 08/01/16)[c]	5,817	6,136,935
Series L
6.30%, 09/15/17	13,081	14,586,068
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	2,500	2,554,384
5.95%, 02/15/18	5,000	5,518,315
Kinder Morgan Inc./DE
2.00%, 12/01/17[a]	565	565,695
Magellan Midstream Partners LP
5.65%, 10/15/16	1,280	1,370,073
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	3,950	3,934,831
8.63%, 03/01/19[a]	1,620	1,937,184
Plains All American Pipeline LP/PAA Finance Corp.
6.50%, 05/01/18	5,500	6,255,349
Southern Natural Gas Co. LLC
5.90%, 04/01/17[e]	2,292	2,475,747
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)	2,650	2,712,540
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	16,546	18,392,279
TransCanada PipeLines Ltd.
1.88%, 01/12/18	1,270	1,274,357
6.50%, 08/15/18	4,306	4,949,598

		102,032,292

28	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.90%
American Tower Corp.
4.50%, 01/15/18	$3,240	$3,446,117
7.00%, 10/15/17	6,199	6,977,735
AvalonBay Communities Inc.
5.70%, 03/15/17	1,750	1,896,911
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	5,000	5,136,203
ERP Operating LP
5.13%, 03/15/16	5,000	5,212,433
5.38%, 08/01/16	8,000	8,473,130
5.75%, 06/15/17	4,031	4,414,715
Essex Portfolio LP
5.50%, 03/15/17	200	216,074
HCP Inc.
3.75%, 02/01/16	13,200	13,542,178
3.75%, 02/01/19 (Call 11/01/18)	10,000	10,549,149
6.30%, 09/15/16	2,795	3,007,071
Health Care REIT Inc.
3.63%, 03/15/16	1,100	1,129,148
4.70%, 09/15/17	7,900	8,485,743
6.20%, 06/01/16	4,158	4,414,895
Hospitality Properties Trust
6.30%, 06/15/16 (Call 12/15/15)	2,500	2,595,640
Kimco Realty Corp.
5.78%, 03/15/16	5,636	5,901,656
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	3,000	3,012,088
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	10,000	10,213,149

		98,624,035
RETAIL — 2.31%
AutoZone Inc.
1.30%, 01/13/17	10,525	10,559,215
Costco Wholesale Corp.
1.13%, 12/15/17[a]	16,590	16,608,879
1.75%, 02/15/20	2,815	2,806,535
5.50%, 03/15/17	2,000	2,188,719

Security	Principal (000s)	Value
CVS Health Corp.
1.20%, 12/05/16[a]	$14,636	$14,716,766
5.75%, 06/01/17	10,137	11,168,789
6.13%, 08/15/16	7,000	7,516,720
Dollar General Corp.
4.13%, 07/15/17	5,000	5,244,476
Home Depot Inc. (The)
5.40%, 03/01/16	36,870	38,638,169
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)[a]	7,000	7,087,600
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	6,525	7,053,975
7.45%, 07/15/17	4,000	4,542,123
McDonald’s Corp.
5.80%, 10/15/17	10,000	11,182,870
Starbucks Corp.
0.88%, 12/05/16	7,432	7,415,372
6.25%, 08/15/17	5,000	5,589,321
Target Corp.
2.30%, 06/26/19	6,604	6,739,539
5.38%, 05/01/17[a]	11,195	12,261,469
5.88%, 07/15/16	7,618	8,144,125
Wal-Mart Stores Inc.
0.60%, 04/11/16	14,520	14,535,522
1.00%, 04/21/17	8,000	8,038,377
2.80%, 04/15/16	15,320	15,713,198
5.38%, 04/05/17	6,000	6,563,251
Walgreen Co.
1.80%, 09/15/17	15,190	15,347,334
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	7,330	7,393,404
Yum! Brands Inc.
6.25%, 04/15/16[a]	5,000	5,286,142

		252,341,890
SAVINGS & LOANS — 0.07%
Astoria Financial Corp.
5.00%, 06/19/17 (Call 05/19/17)	4,815	5,104,698
Santander Holdings USA Inc./PA
4.63%, 04/19/16	2,055	2,132,700

		7,237,398

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
SEMICONDUCTORS — 0.72%
Intel Corp.
1.35%, 12/15/17	$37,760	$37,911,259
1.95%, 10/01/16	20,271	20,652,036
KLA-Tencor Corp.
2.38%, 11/01/17	2,530	2,560,856
Texas Instruments Inc.
0.88%, 03/12/17	9,500	9,466,046
1.00%, 05/01/18	650	640,949
2.38%, 05/16/16	7,410	7,558,746

		78,789,892
SOFTWARE — 0.72%
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17[a]	5,000	5,152,310
Fidelity National Information Services Inc.
1.45%, 06/05/17	14,700	14,682,536
Fiserv Inc.
3.13%, 06/15/16	4,800	4,920,681
Microsoft Corp.
0.88%, 11/15/17[a]	10,000	9,939,272
Oracle Corp.
1.20%, 10/15/17	22,072	22,098,458
5.25%, 01/15/16[a]	21,228	22,113,293

		78,906,550
TELECOMMUNICATIONS — 3.17%
America Movil SAB de CV
2.38%, 09/08/16[a]	18,750	19,108,269
AT&T Inc.
1.40%, 12/01/17	13,310	13,166,496
1.60%, 02/15/17	3,864	3,871,905
1.70%, 06/01/17	10,000	10,021,194
2.40%, 08/15/16	10,500	10,673,091
2.95%, 05/15/16	29,100	29,741,509
5.50%, 02/01/18	12,375	13,621,382
British Telecommunications PLC
1.25%, 02/14/17	7,950	7,926,585
1.63%, 06/28/16	8,860	8,920,585
5.95%, 01/15/18[a]	8,739	9,762,230
Cisco Systems Inc.
1.10%, 03/03/17	24,780	24,901,285
3.15%, 03/14/17	10,299	10,764,752

Security	Principal (000s)	Value
Deutsche Telekom International Finance BV
5.75%, 03/23/16	$12,275	$12,895,064
Embarq Corp.
7.08%, 06/01/16	2,000	2,142,777
Juniper Networks Inc.
3.10%, 03/15/16	4,600	4,682,593
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	1,000	998,752
Orange SA
2.75%, 09/14/16	10,259	10,515,584
Qwest Corp.
8.38%, 05/01/16	3,500	3,731,949
Telefonica Emisiones SAU
3.99%, 02/16/16[a]	16,970	17,452,447
6.22%, 07/03/17	5,000	5,546,111
6.42%, 06/20/16	6,530	6,968,954
Verizon Communications Inc.
1.35%, 06/09/17[a]	15,400	15,381,605
2.00%, 11/01/16	15,357	15,583,691
2.50%, 09/15/16	27,397	28,000,373
Vodafone Group PLC
1.25%, 09/26/17[a]	13,300	13,215,352
1.50%, 02/19/18	13,948	13,867,058
1.63%, 03/20/17	20,150	20,280,818
5.63%, 02/27/17	12,669	13,727,432

		347,469,843
TOYS, GAMES & HOBBIES — 0.05%
Mattel Inc.
2.50%, 11/01/16	5,000	5,085,816

		5,085,816
TRANSPORTATION — 0.53%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	12,630	13,835,879
5.75%, 03/15/18	2,930	3,290,053
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	3,000	3,030,240
5.85%, 11/15/17[a]	2,285	2,558,954
CSX Corp.
5.60%, 05/01/17	8,000	8,740,841
6.25%, 03/15/18	2,600	2,948,793

30	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Norfolk Southern Corp.
5.75%, 04/01/18	$4,200	$4,701,883
7.70%, 05/15/17	2,500	2,846,496
Ryder System Inc.
2.65%, 03/02/20 (Call 02/20/20)	1,200	1,212,641
3.60%, 03/01/16	12,460	12,787,431
5.85%, 11/01/16	2,300	2,475,780

		58,428,991
TRUCKING & LEASING — 0.20%
GATX Corp.
1.25%, 03/04/17	10,800	10,752,437
2.38%, 07/30/18	5,000	5,049,749
3.50%, 07/15/16	5,800	5,980,692

		21,782,878
WATER — 0.05%
American Water Capital Corp.
6.09%, 10/15/17	5,000	5,566,223

		5,566,223

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,685,569,329)		8,688,091,179

FOREIGN GOVERNMENT OBLIGATIONS[f] — 19.44%

BRAZIL — 0.22%
Brazilian Government International Bond
6.00%, 01/17/17[a]	22,600	24,328,902

		24,328,902
CANADA — 2.25%
Canada Government International Bond
0.88%, 02/14/17	31,800	31,920,729
Export Development Canada
0.88%, 01/30/17	21,160	21,208,687
1.00%, 05/15/17[a]	18,520	18,588,629
1.25%, 10/26/16[a]	1,500	1,515,781
Province of British Columbia
1.20%, 04/25/17[a]	10,500	10,582,699
2.10%, 05/18/16	9,680	9,863,304
Province of New Brunswick
5.20%, 02/21/17	9,789	10,601,271

Security	Principal (000s)	Value
Province of Ontario Canada
1.00%, 07/22/16[a]	$15,720	$15,797,764
1.10%, 10/25/17[a]	29,400	29,339,953
1.20%, 02/14/18[a]	6,765	6,745,774
1.60%, 09/21/16	18,000	18,250,771
2.30%, 05/10/16[a]	33,200	33,883,648
4.95%, 11/28/16[a]	10,000	10,718,572
Province of Quebec Canada
5.00%, 03/01/16	1,100	1,148,809
5.13%, 11/14/16[a]	24,780	26,602,524

		246,768,915
COLOMBIA — 0.21%
Colombia Government International Bond
7.38%, 01/27/17[a]	21,000	23,278,500

		23,278,500
GERMANY — 0.46%
FMS Wertmanagement AoeR
0.63%, 04/18/16	33,530	33,590,200
1.13%, 10/14/16[a]	10,000	10,075,292
1.13%, 09/05/17	6,750	6,768,532

		50,434,024
ITALY — 0.33%
Italy Government International Bond
5.25%, 09/20/16	21,350	22,703,695
5.38%, 06/12/17[a]	12,000	13,085,997

		35,789,692
JAPAN — 0.32%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	2,500	2,502,412
1.75%, 11/13/18	10,000	10,070,111
2.25%, 07/13/16[a]	3,000	3,063,860
2.50%, 05/18/16	19,500	19,942,806

		35,579,189
MEXICO — 0.43%
Mexico Government International Bond
5.63%, 01/15/17[a]	42,374	45,763,923
11.38%, 09/15/16[a]	1,000	1,160,000

		46,923,923

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
PERU — 0.06%
Peruvian Government International Bond
8.38%, 05/03/16[a]	$5,800	$6,269,800

		6,269,800
PHILIPPINES — 0.12%
Philippine Government International Bond
9.38%, 01/18/17	11,000	12,595,000

		12,595,000
SOUTH KOREA — 0.18%
Export-Import Bank of Korea
1.75%, 02/27/18	5,000	4,994,465
2.88%, 09/17/18	5,000	5,149,271
3.75%, 10/20/16	2,600	2,704,130
4.00%, 01/11/17	6,100	6,384,730

		19,232,596
SUPRANATIONAL — 14.00%
African Development Bank
0.75%, 10/18/16	1,750	1,753,718
0.88%, 03/15/18	5,000	4,957,146
1.13%, 03/15/17	19,020	19,146,801
1.25%, 09/02/16	15,020	15,174,448
2.50%, 03/15/16	19,650	20,064,383
Asian Development Bank
0.50%, 06/20/16	21,900	21,894,770
0.75%, 01/11/17[a]	25,000	25,023,812
1.13%, 03/15/17	23,880	24,048,968
2.50%, 03/15/16	11,890	12,140,739
5.25%, 06/12/17[a]	19,020	20,890,918
5.50%, 06/27/16[a]	17,120	18,235,972
Corp. Andina de Fomento
1.50%, 08/08/17	15,000	15,084,915
Council of Europe Development Bank
1.25%, 09/22/16[a]	19,520	19,732,303
1.50%, 06/19/17	11,000	11,145,724
2.63%, 02/16/16[a]	1,000	1,020,720
European Bank for Reconstruction & Development
1.00%, 02/16/17	37,800	37,969,310
1.38%, 10/20/16	10,000	10,119,122
2.50%, 03/15/16	5,500	5,615,410

Security	Principal (000s)	Value
European Investment Bank
0.50%, 08/15/16	$63,600	$63,535,109
0.63%, 04/15/16	78,750	78,901,909
0.88%, 04/18/17[a]	60,450	60,534,836
1.00%, 08/17/17[a]	26,000	26,029,136
1.00%, 12/15/17	10,000	9,982,581
1.13%, 12/15/16[a]	48,550	48,916,009
1.13%, 09/15/17	10,000	10,037,740
1.25%, 10/14/16[a]	53,750	54,283,829
1.75%, 03/15/17[a]	30,000	30,589,296
2.13%, 07/15/16	39,800	40,672,480
2.25%, 03/15/16	37,300	38,010,047
2.50%, 05/16/16[a]	41,750	42,766,015
4.88%, 01/17/17[a]	35,000	37,682,995
5.13%, 09/13/16	36,500	39,010,328
5.13%, 05/30/17	26,200	28,673,421
Inter-American Development Bank
0.63%, 09/12/16[a]	11,210	11,216,895
0.88%, 11/15/16	37,300	37,441,781
1.00%, 07/14/17	31,000	31,051,485
1.13%, 03/15/17	28,010	28,210,311
1.38%, 10/18/16[a]	39,950	40,446,183
International Bank for Reconstruction & Development
0.50%, 04/15/16	72,000	72,038,758
0.50%, 05/16/16[a]	50,900	50,907,070
0.63%, 10/14/16[a]	2,500	2,500,674
0.75%, 12/15/16	28,000	28,040,482
0.88%, 04/17/17[a]	78,200	78,344,083
1.00%, 09/15/16	39,250	39,507,959
1.13%, 07/18/17	11,000	11,060,875
2.13%, 03/15/16[a]	53,450	54,376,892
5.00%, 04/01/16	1,485	1,557,759
International Finance Corp.
0.50%, 05/16/16[a]	16,720	16,722,322
0.63%, 11/15/16	16,270	16,263,648
1.00%, 04/24/17[a]	16,000	16,064,949
1.13%, 11/23/16	21,450	21,628,271
2.25%, 04/11/16[a]	21,910	22,342,598
Nordic Investment Bank
0.50%, 04/14/16	10,950	10,954,792
1.00%, 03/07/17	31,000	31,139,131
2.25%, 03/15/16	16,455	16,759,646

		1,532,221,474

32	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal or Shares (000s)	Value
SWEDEN — 0.50%
Svensk Exportkredit AB
0.63%, 05/31/16	$32,966	$32,978,698
2.13%, 07/13/16	20,370	20,787,345
5.13%, 03/01/17	500	542,248

		54,308,291
TURKEY — 0.36%
Turkey Government International Bond
7.00%, 09/26/16	13,600	14,693,034
7.50%, 07/14/17[a]	22,350	24,910,416

		39,603,450

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $2,123,175,795)		2,127,333,756

MUNICIPAL DEBT OBLIGATIONS — 0.19%

CALIFORNIA — 0.10%
State of California GO
5.45%, 04/01/15	3,100	3,113,051
5.95%, 04/01/16	7,105	7,516,025

		10,629,076
FLORIDA — 0.03%
State Board of Administration Finance Corp. RB
Series A
1.30%, 07/01/16	2,875	2,893,831

		2,893,831
NEW JERSEY — 0.06%
New Jersey Economic Development Authority RB
Series Q
1.10%, 06/15/16	7,000	6,984,530

		6,984,530

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $20,490,626)		20,507,437

SHORT-TERM INVESTMENTS — 4.34%

MONEY MARKET FUNDS — 4.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,g,h]	415,158	415,158,342

Security	Shares (000s)	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,g,h]	12,077	$12,076,520
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,g]	47,869	47,869,258

		475,104,120

TOTAL SHORT-TERM INVESTMENTS
(Cost: $475,104,120)		475,104,120

TOTAL INVESTMENTS IN SECURITIES — 103.34%
(Cost: $11,304,339,870)		11,311,036,492
Other Assets, Less Liabilities — (3.34)%		(365,378,282)

NET ASSETS — 100.00%		$10,945,658,210

GO — General Obligation

RB — Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 80.22%

ADVERTISING — 0.03%
WPP Finance 2010
5.63%, 11/15/43	$220	$265,981

		265,981
AEROSPACE & DEFENSE — 1.42%
Boeing Co. (The)
3.30%, 03/01/35	1,010	1,006,518
6.88%, 03/15/39	270	403,242
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	350	345,531
Lockheed Martin Corp.
3.60%, 03/01/35	110	110,254
3.80%, 03/01/45 (Call 09/01/44)	500	500,558
4.07%, 12/15/42	1,291	1,340,579
4.85%, 09/15/41	200	230,380
Series B
6.15%, 09/01/36	350	452,251
Northrop Grumman Corp.
4.75%, 06/01/43	770	859,661
5.05%, 11/15/40	290	332,818
Northrop Grumman Systems Corp.
7.75%, 02/15/31	200	285,054
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	340	362,409
4.70%, 12/15/41	520	588,397
4.88%, 10/15/40	190	219,713
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	250	292,439
United Technologies Corp.
4.50%, 06/01/42	3,450	3,836,438
5.70%, 04/15/40	305	390,470
6.05%, 06/01/36	175	232,547
6.70%, 08/01/28	225	306,705

		12,095,964
AGRICULTURE — 1.21%
Altria Group Inc.
4.25%, 08/09/42	500	502,930
5.38%, 01/31/44	1,520	1,796,324
9.95%, 11/10/38	372	646,573
10.20%, 02/06/39	135	239,118

Security	Principal (000s)	Value
Archer-Daniels-Midland Co.
4.02%, 04/16/43	$276	$286,547
4.54%, 03/26/42	223	249,601
5.38%, 09/15/35	305	371,898
5.77%, 03/01/41[a]	550	717,352
Lorillard Tobacco Co.
7.00%, 08/04/41[b]	140	180,964
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	250	269,052
Philip Morris International Inc.
4.13%, 03/04/43	500	516,154
4.25%, 11/10/44	1,700	1,793,640
4.88%, 11/15/43	400	462,141
6.38%, 05/16/38	811	1,090,889
Reynolds American Inc.
4.75%, 11/01/42	250	252,156
6.15%, 09/15/43[b]	350	423,401
7.25%, 06/15/37	353	462,195

		10,260,935
AIRLINES — 0.19%
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	500	517,500
Hawaiian Airlines 2013-1 Pass Through Certificates Class A
3.90%, 01/15/26	435	439,824
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	675	698,625

		1,655,949
APPAREL — 0.05%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	250	251,359
VF Corp.
6.45%, 11/01/37	100	137,323

		388,682
AUTO MANUFACTURERS — 0.54%
Daimler Finance North America LLC
8.50%, 01/18/31	538	837,932
Ford Motor Co.
4.75%, 01/15/43[b]	500	548,066
7.45%, 07/16/31	2,290	3,186,934

		4,572,932

34	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 0.17%
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	$325	$348,312
6.00%, 01/15/36	850	1,068,974

		1,417,286
BANKS — 8.16%
Bank of America Corp.
4.25%, 10/22/26	2,850	2,914,883
4.88%, 04/01/44	1,100	1,253,478
5.00%, 01/21/44	1,050	1,200,600
5.88%, 02/07/42	420	533,315
6.11%, 01/29/37	950	1,147,622
7.75%, 05/14/38	800	1,143,320
Bank of New York Mellon Corp. (The)
3.95%, 11/18/25 (Call 10/18/25)[b]	450	488,530
Bank One Corp.
7.63%, 10/15/26	70	92,604
8.00%, 04/29/27	300	411,035
Branch Banking & Trust Co.
3.80%, 10/30/26 (Call 09/30/26)	500	523,736
Citigroup Inc.
4.30%, 11/20/26[b]	1,500	1,541,276
4.95%, 11/07/43	675	774,504
5.30%, 05/06/44	350	391,315
5.50%, 09/13/25[b]	2,150	2,430,309
5.88%, 01/30/42	520	665,206
6.00%, 10/31/33	1,100	1,292,412
6.13%, 08/25/36	690	835,451
6.63%, 06/15/32	675	838,236
6.68%, 09/13/43	450	589,399
6.88%, 03/05/38	208	287,900
6.88%, 02/15/98	75	102,782
8.13%, 07/15/39	660	1,019,394
Comerica Inc.
3.80%, 07/22/26	300	304,072
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
5.25%, 05/24/41	500	598,765
5.75%, 12/01/43	750	915,108
Discover Bank/Greenwood DE
4.25%, 03/13/26	500	526,902
Fifth Third Bancorp
8.25%, 03/01/38	625	936,821

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
4.80%, 07/08/44 (Call 01/08/44)	$1,350	$1,488,600
5.95%, 01/15/27	1,400	1,648,250
6.13%, 02/15/33[b]	1,730	2,178,824
6.25%, 02/01/41	1,100	1,440,706
6.45%, 05/01/36	440	546,349
6.75%, 10/01/37	2,375	3,074,105
HSBC Bank PLC
7.65%, 05/01/25	100	131,683
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	1,250	1,543,171
HSBC Holdings PLC
5.25%, 03/14/44[b]	500	567,176
6.10%, 01/14/42[b]	575	761,923
6.50%, 05/02/36	800	1,024,140
6.50%, 09/15/37	1,555	1,994,250
6.80%, 06/01/38	1,050	1,406,289
7.63%, 05/17/32	300	418,429
JPMorgan Chase & Co.
4.13%, 12/15/26	1,950	2,003,501
4.85%, 02/01/44	1,175	1,346,619
5.40%, 01/06/42	330	396,769
5.50%, 10/15/40	500	606,418
5.60%, 07/15/41	480	591,481
5.63%, 08/16/43	670	799,560
6.40%, 05/15/38	1,345	1,789,678
KfW
0.00%, 04/18/36	1,300	723,398
0.00%, 06/29/37	1,155	608,176
Morgan Stanley
4.30%, 01/27/45	800	817,154
4.35%, 09/08/26	1,265	1,320,641
5.00%, 11/24/25	1,175	1,294,645
6.38%, 07/24/42	981	1,307,996
7.25%, 04/01/32	1,025	1,419,762
Northern Trust Corp.
3.95%, 10/30/25	840	892,374
Regions Financial Corp.
7.38%, 12/10/37	500	660,846
UBS AG/Stamford CT
7.75%, 09/01/26	200	265,903
Wachovia Corp.
5.50%, 08/01/35	210	249,300

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.55%, 10/15/35	$150	$194,774
6.61%, 10/01/25	100	123,730
Wells Fargo & Co.
4.10%, 06/03/26	3,708	3,884,131
4.65%, 11/04/44	1,780	1,904,468
5.38%, 02/07/35	330	397,333
5.61%, 01/15/44	2,106	2,564,790
Wells Fargo Bank N.A.
5.95%, 08/26/36	700	910,671
Wells Fargo Capital X
5.95%, 12/01/86	286	294,580

		69,351,568
BEVERAGES — 1.30%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	1,000	1,085,985
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	1,201	1,144,815
6.38%, 01/15/40[b]	300	389,371
8.00%, 11/15/39	200	308,042
8.20%, 01/15/39	926	1,443,892
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	400	399,051
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43	250	292,920
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	500	498,396
5.88%, 09/30/36	802	1,021,559
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	275	406,874
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43[b]	500	488,978
Molson Coors Brewing Co.
5.00%, 05/01/42	430	446,710
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	900	1,264,352
PepsiCo Inc.
3.60%, 08/13/42	200	190,148
4.00%, 03/05/42[b]	350	353,260
4.25%, 10/22/44 (Call 04/22/44)[b]	500	524,595
4.88%, 11/01/40	400	456,263

Security	Principal (000s)	Value
5.50%, 01/15/40	$300	$368,114

		11,083,325
BIOTECHNOLOGY — 1.10%
Amgen Inc.
4.95%, 10/01/41	669	746,155
5.15%, 11/15/41 (Call 05/15/41)	800	916,732
5.38%, 05/15/43 (Call 11/15/42)	1,925	2,288,332
5.75%, 03/15/40	150	182,004
6.38%, 06/01/37	450	575,736
6.40%, 02/01/39	325	420,911
Celgene Corp.
5.25%, 08/15/43	950	1,105,330
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)	300	314,204
4.50%, 02/01/45 (Call 08/01/44)	1,350	1,492,385
4.80%, 04/01/44 (Call 10/01/43)	870	997,023
5.65%, 12/01/41 (Call 06/01/41)	260	329,627

		9,368,439
BUILDING MATERIALS — 0.03%
Owens Corning
7.00%, 12/01/36	200	243,753

		243,753
CHEMICALS — 1.75%
Agrium Inc.
4.13%, 03/15/35 (Call 09/15/34)	75	74,507
4.90%, 06/01/43 (Call 12/01/42)	250	270,170
5.25%, 01/15/45 (Call 07/15/44)	600	679,895
6.13%, 01/15/41 (Call 07/15/40)	255	317,580
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)[b]	250	270,261
CF Industries Inc.
4.95%, 06/01/43	100	106,423
5.15%, 03/15/34	650	720,094
5.38%, 03/15/44	350	394,824
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	1,050	1,064,594
4.63%, 10/01/44 (Call 04/01/44)	500	517,198
5.25%, 11/15/41 (Call 05/15/41)	660	739,664
7.38%, 11/01/29	290	394,935
9.40%, 05/15/39	355	582,596
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	500	518,957

36	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.65%, 10/15/44 (Call 04/15/44)	$450	$472,639
4.80%, 09/01/42 (Call 03/01/42)	415	442,878
Ecolab Inc.
5.50%, 12/08/41	320	386,843
EI du Pont de Nemours & Co.
4.15%, 02/15/43[b]	550	556,963
4.90%, 01/15/41	485	541,219
Lubrizol Corp.
6.50%, 10/01/34	100	134,648
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	500	537,222
5.25%, 07/15/43	420	473,557
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	250	259,348
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	300	281,868
4.20%, 07/15/34 (Call 01/15/34)	675	723,037
4.40%, 07/15/44 (Call 01/15/44)	1,000	1,078,210
5.50%, 08/15/25	100	120,074
Series 1
5.50%, 07/30/35	100	119,329
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	200	234,566
5.63%, 11/15/43 (Call 05/15/43)	470	563,889
Potash Corp. of Saskatchewan Inc.
5.88%, 12/01/36	185	234,321
Praxair Inc.
3.55%, 11/07/42 (Call 05/07/42)	250	243,799
Rohm & Haas Co.
7.85%, 07/15/29	200	280,212
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	250	252,331
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	250	250,250

		14,838,901
COMMERCIAL SERVICES — 0.41%
Catholic Health Initiatives
4.35%, 11/01/42	500	488,882
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	250	261,403
Massachusetts Institute of Technology
4.68%, 07/01/14	500	576,945
5.60%, 07/01/11	200	275,340

Security	Principal (000s)	Value
President and Fellows of Harvard College
6.30%, 10/01/37 (Call 04/01/16)	$41	$43,665
Princeton University
5.70%, 03/01/39	300	404,285
Tufts University Series 2012
5.02%, 04/15/12	250	281,794
University of Southern California
5.25%, 10/01/11	250	334,980
Western Union Co. (The)
6.20%, 11/17/36	407	412,129
6.20%, 06/21/40	375	392,506

		3,471,929
COMPUTERS — 0.90%
Apple Inc.
3.45%, 02/09/45	1,220	1,151,610
3.85%, 05/04/43	800	806,348
4.45%, 05/06/44	800	889,125
Hewlett-Packard Co.
6.00%, 09/15/41	678	769,025
HP Enterprise Services LLC
7.45%, 10/15/29	140	177,747
International Business Machines Corp.
4.00%, 06/20/42	588	588,593
5.60%, 11/30/39	427	518,896
5.88%, 11/29/32	500	633,474
6.22%, 08/01/27	450	577,490
7.00%, 10/30/25	690	921,357
Seagate HDD Cayman
4.75%, 01/01/25[c]	620	656,278

		7,689,943
COSMETICS & PERSONAL CARE — 0.26%
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	200	193,502
6.00%, 05/15/37	200	253,546
Procter & Gamble Co. (The)
5.50%, 02/01/34	50	64,449
5.55%, 03/05/37	994	1,324,468
5.80%, 08/15/34	120	161,494
6.45%, 01/15/26	175	232,127

		2,229,586

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 2.11%
Affiliated Managers Group Inc.
3.50%, 08/01/25	$250	$249,502
American Express Co.
4.05%, 12/03/42	487	494,019
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	450	551,235
Credit Suisse USA Inc.
7.13%, 07/15/32	700	992,446
General Electric Capital Corp.
5.88%, 01/14/38	1,970	2,557,354
6.15%, 08/07/37	1,775	2,370,493
6.88%, 01/10/39	1,525	2,202,882
Series A
6.75%, 03/15/32[b]	4,408	6,086,651
Goldman Sachs Capital I
6.35%, 02/15/34	400	485,155
Jefferies Group LLC
6.25%, 01/15/36	575	578,717
6.45%, 06/08/27	260	279,324
Legg Mason Inc.
5.63%, 01/15/44	425	498,480
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	380	572,706

		17,918,964
ELECTRIC — 9.59%
Alabama Power Co.
4.15%, 08/15/44 (Call 02/15/44)	400	436,045
6.00%, 03/01/39	115	155,854
6.13%, 05/15/38	605	821,348
Series 1
5.65%, 03/15/35 (Call 03/15/15)	400	400,000
Series 11-C
5.20%, 06/01/41	900	1,114,470
Appalachian Power Co.
6.38%, 04/01/36	750	1,002,897
7.00%, 04/01/38	855	1,223,773
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	250	279,402
4.70%, 01/15/44 (Call 07/15/43)	500	578,310
5.50%, 09/01/35	150	189,969

Security	Principal (000s)	Value
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	$1,000	$1,105,505
5.15%, 11/15/43 (Call 05/15/43)	1,250	1,510,049
5.95%, 05/15/37	450	584,306
6.13%, 04/01/36	1,019	1,349,258
6.50%, 09/15/37	505	696,597
8.48%, 09/15/28	196	293,647
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	525	521,016
4.50%, 04/01/44 (Call 10/01/43)	325	374,164
Cleco Power LLC
6.00%, 12/01/40	600	758,546
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	450	521,358
Commonwealth Edison Co.
3.70%, 03/01/45	250	254,813
4.70%, 01/15/44 (Call 07/15/43)	800	943,911
5.90%, 03/15/36	750	986,634
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	250	280,440
6.35%, 06/01/36	150	205,586
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	750	839,575
5.50%, 12/01/39	190	238,193
5.70%, 06/15/40	410	522,299
Series 05-A
5.30%, 03/01/35	50	60,890
Series 06-A
5.85%, 03/15/36	650	834,776
Series 06-B
6.20%, 06/15/36	450	607,185
Series 06-E
5.70%, 12/01/36	530	669,602
Series 08-B
6.75%, 04/01/38	440	625,978
Consumers Energy Co.
3.95%, 05/15/43 (Call 11/15/42)	75	79,935
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	500	525,871
Dominion Resources Inc./VA
4.70%, 12/01/44 (Call 06/01/44)	250	279,366

38	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.30%, 03/15/33	$175	$223,913
7.00%, 06/15/38	250	351,292
Series B
5.95%, 06/15/35	900	1,140,257
Series F
5.25%, 08/01/33	550	639,478
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	1,125	1,184,508
5.70%, 10/01/37	100	131,464
Series A
4.00%, 04/01/43 (Call 10/01/42)	200	214,875
6.63%, 06/01/36	200	285,785
DTE Energy Co.
6.38%, 04/15/33	130	171,651
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	485	518,929
4.25%, 12/15/41 (Call 06/15/41)	580	641,228
5.30%, 02/15/40	465	590,530
6.05%, 04/15/38	630	860,659
6.10%, 06/01/37	250	338,399
6.45%, 10/15/32	75	101,012
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	280	292,384
6.35%, 09/15/37	200	284,680
6.40%, 06/15/38	135	190,400
Duke Energy Indiana Inc.
6.12%, 10/15/35	76	99,833
6.45%, 04/01/39	750	1,070,234
Duke Energy Progress Inc.
4.10%, 05/15/42 (Call 11/15/41)	380	412,845
4.10%, 03/15/43 (Call 09/15/42)	600	652,835
4.15%, 12/01/44 (Call 06/01/44)	960	1,056,137
4.38%, 03/30/44 (Call 09/30/43)	525	597,975
6.30%, 04/01/38	250	351,585
El Paso Electric Co.
6.00%, 05/15/35	150	188,340
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	250	256,800
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	878	1,001,481
6.25%, 10/01/39	355	430,934
FirstEnergy Solutions Corp.
6.80%, 08/15/39	578	621,833

Security	Principal (000s)	Value
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	$480	$521,766
4.05%, 10/01/44 (Call 04/01/44)	765	834,937
4.13%, 02/01/42 (Call 08/02/41)	1,140	1,253,063
4.95%, 06/01/35	200	237,200
5.25%, 02/01/41 (Call 08/01/40)	100	126,870
5.85%, 05/01/37	300	395,700
5.95%, 02/01/38	781	1,059,226
Georgia Power Co.
4.30%, 03/15/42	1,164	1,271,429
5.40%, 06/01/40	315	393,757
Series 07-A
5.65%, 03/01/37	100	126,659
Hydro-Quebec
9.50%, 11/15/30	200	339,795
Iberdrola International BV
6.75%, 07/15/36	375	496,650
Jersey Central Power & Light Co.
6.15%, 06/01/37	300	368,460
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	240	276,354
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	250	301,240
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	135	167,265
MidAmerican Energy Co.
4.40%, 10/15/44 (Call 04/15/44)	525	595,887
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	510	647,898
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	450	511,362
5.25%, 02/15/43 (Call 08/15/42)	325	389,650
5.80%, 02/01/42 (Call 08/01/41)	250	316,104
5.95%, 06/15/41 (Call 12/15/40)	295	381,709
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	650	625,941
4.85%, 08/15/40 (Call 02/15/40)	430	510,607
5.25%, 07/15/35	50	61,314
6.25%, 06/01/36	100	137,050
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	200	226,682
5.50%, 03/15/40	200	256,759

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Oglethorpe Power Corp.
4.55%, 06/01/44	$750	$808,014
5.25%, 09/01/50	25	29,336
Ohio Edison Co.
6.88%, 07/15/36	300	415,424
Oklahoma Gas & Electric Co.
4.00%, 12/15/44 (Call 06/15/44)	200	209,820
4.55%, 03/15/44 (Call 09/15/43)	350	399,227
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	425	487,373
5.25%, 09/30/40	300	375,109
5.30%, 06/01/42 (Call 12/01/41)	655	828,898
7.50%, 09/01/38	25	37,928
Pacific Gas & Electric Co.
4.45%, 04/15/42 (Call 10/15/41)	450	491,251
4.50%, 12/15/41 (Call 06/15/41)	330	360,433
4.75%, 02/15/44 (Call 08/15/43)	250	287,572
5.13%, 11/15/43 (Call 05/15/43)	650	779,960
5.40%, 01/15/40	605	740,524
6.05%, 03/01/34	2,279	2,985,421
6.25%, 03/01/39	250	336,575
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	350	375,760
6.10%, 08/01/36	100	136,310
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	250	274,961
5.95%, 10/01/36	100	132,821
Pennsylvania Electric Co.
6.15%, 10/01/38	100	123,440
Potomac Electric Power Co.
6.50%, 11/15/37	175	248,331
PPL Capital Funding Inc.
4.70%, 06/01/43 (Call 12/01/42)	600	676,109
5.00%, 03/15/44 (Call 09/15/43)	425	501,488
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	385	484,823
PSEG Power LLC
8.63%, 04/15/31	720	1,047,978
Public Service Co. of Colorado
4.30%, 03/15/44 (Call 09/15/43)	770	859,204
6.25%, 09/01/37	49	67,566
Public Service Electric & Gas Co.
3.95%, 05/01/42 (Call 11/01/41)	155	164,145

Security	Principal (000s)	Value
5.38%, 11/01/39	$100	$127,821
5.80%, 05/01/37	425	554,328
Series I
4.00%, 06/01/44 (Call 12/01/43)	275	294,917
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	125	140,900
5.48%, 06/01/35	300	377,042
5.64%, 04/15/41 (Call 10/15/40)	530	696,581
5.80%, 03/15/40	25	33,190
6.72%, 06/15/36	50	71,730
7.02%, 12/01/27	400	546,165
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	150	169,987
4.50%, 08/15/40	200	231,165
5.35%, 05/15/35[b]	125	157,377
5.35%, 05/15/40	75	97,454
6.13%, 09/15/37	100	136,600
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	27,088
4.50%, 06/01/64 (Call 12/01/63)	500	531,670
4.60%, 06/15/43 (Call 12/15/42)	100	111,924
5.45%, 02/01/41 (Call 08/01/40)	190	239,228
6.05%, 01/15/38	573	758,945
Southern California Edison Co.
3.90%, 12/01/41 (Call 06/01/41)	100	103,800
4.65%, 10/01/43 (Call 04/01/43)	1,050	1,234,781
5.63%, 02/01/36	75	95,975
6.00%, 01/15/34	105	138,036
6.05%, 03/15/39	100	134,810
Series 05-B
5.55%, 01/15/36	50	63,680
Series 05-E
5.35%, 07/15/35	525	650,429
Series 06-E
5.55%, 01/15/37	175	223,458
Series 08-A
5.95%, 02/01/38	729	977,704
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	250	262,869
Series C
3.60%, 02/01/45 (Call 08/01/44)	725	724,494
Southern Power Co.
5.15%, 09/15/41	200	235,806

40	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Southwestern Electric Power Co.
6.20%, 03/15/40	$140	$184,594
Southwestern Public Service Co.
6.00%, 10/01/36	550	718,074
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	315	336,641
4.35%, 05/15/44 (Call 11/15/43)	450	501,979
TransAlta Corp.
6.50%, 03/15/40	486	486,363
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	930	979,011
Virginia Electric and Power Co.
4.00%, 01/15/43 (Call 07/15/42)	260	275,957
8.88%, 11/15/38	345	589,897
Series A
6.00%, 05/15/37	275	367,993
Series B
6.00%, 01/15/36	500	658,100
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	255	271,256
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	260	261,622
4.25%, 06/01/44 (Call 12/01/43)	225	249,174
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)[b]	750	804,069
6.38%, 08/15/37	260	361,811
Xcel Energy Inc.
6.50%, 07/01/36	50	68,586

		81,536,060
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
6.00%, 08/15/32	130	165,599
Legrand France SA
8.50%, 02/15/25	150	212,539

		378,138
ELECTRONICS — 0.28%
Honeywell International Inc.
5.38%, 03/01/41	531	676,255
5.70%, 03/15/37	505	652,366
Koninklijke Philips NV
5.00%, 03/15/42	174	196,867
6.88%, 03/11/38	460	633,410

Security	Principal (000s)	Value
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	$202	$238,899

		2,397,797
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
4.38%, 05/08/42	250	276,770

		276,770
ENVIRONMENTAL CONTROL — 0.13%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	575	713,573
6.09%, 03/15/35	50	62,349
6.20%, 03/01/40	25	32,723
Waste Management Inc.
3.90%, 03/01/35	130	132,795
6.13%, 11/30/39[b]	100	137,201

		1,078,641
FOOD — 1.46%
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)[b]	270	271,508
6.63%, 08/15/39	475	587,600
7.00%, 10/01/28	100	128,118
8.25%, 09/15/30	170	244,243
Delhaize Group SA
5.70%, 10/01/40	651	707,065
General Mills Inc.
5.40%, 06/15/40	500	580,546
Hershey Co. (The)
7.20%, 08/15/27	75	103,714
Kellogg Co. Series B
7.45%, 04/01/31	595	782,699
Kraft Foods Group Inc.
5.00%, 06/04/42	1,375	1,483,709
6.50%, 02/09/40	230	282,880
6.88%, 01/26/39	327	414,974
Kroger Co. (The)
5.15%, 08/01/43 (Call 02/01/43)	250	290,471
5.40%, 07/15/40 (Call 01/15/40)	40	47,062
6.90%, 04/15/38	823	1,127,976
7.50%, 04/01/31	225	309,768
Mondelez International Inc.
6.50%, 11/01/31	205	276,728
6.50%, 02/09/40	545	757,280
6.88%, 01/26/39	700	961,848

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Sysco Corp.
4.35%, 10/02/34 (Call 04/02/34)	$700	$733,077
4.50%, 10/02/44 (Call 04/02/44)	500	534,347
5.38%, 09/21/35	200	238,486
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	520	582,736
5.15%, 08/15/44 (Call 02/15/44)	250	292,196
Unilever Capital Corp.
5.90%, 11/15/32	485	673,517

		12,412,548
FOREST PRODUCTS & PAPER — 0.36%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	200	231,154
Georgia-Pacific LLC
7.75%, 11/15/29	540	755,793
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)[b]	500	522,088
6.00%, 11/15/41 (Call 05/15/41)	775	917,505
7.30%, 11/15/39	50	67,312
Westvaco Corp.
8.20%, 01/15/30	425	596,821

		3,090,673
GAS — 0.55%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	225	292,381
6.00%, 10/01/34	90	115,805
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	700	753,570
Dominion Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)	450	491,901
KeySpan Corp.
8.00%, 11/15/30	190	269,832
KeySpan Gas East Corp.
5.82%, 04/01/41[c]	165	217,411
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	500	583,417
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	200	213,884
Sempra Energy
6.00%, 10/15/39	985	1,270,945
Southern California Gas Co. Series KK
5.75%, 11/15/35	350	459,542

		4,668,688

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 1.39%
Baxter International Inc.
3.65%, 08/15/42	$500	$474,702
6.25%, 12/01/37	275	358,333
Becton Dickinson and Co.
4.69%, 12/15/44 (Call 06/15/44)	935	1,023,722
6.00%, 05/15/39	100	126,403
Boston Scientific Corp.
7.38%, 01/15/40	170	236,473
CareFusion Corp.
4.88%, 05/15/44 (Call 11/15/43)	260	282,526
Covidien International Finance SA
6.55%, 10/15/37	380	538,089
Medtronic Inc.
3.50%, 03/15/25[c]	1,305	1,360,858
4.00%, 04/01/43 (Call 10/01/42)	350	359,248
4.38%, 03/15/35[c]	2,065	2,247,646
4.63%, 03/15/44 (Call 09/15/43)	595	669,572
4.63%, 03/15/45[c]	1,850	2,088,390
5.55%, 03/15/40	350	433,799
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	348	382,507
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	350	354,420
4.38%, 05/15/44 (Call 11/15/43)	370	387,466
Zimmer Holdings Inc.
5.75%, 11/30/39	370	458,124

		11,782,278
HEALTH CARE — SERVICES — 1.55%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	250	262,661
4.50%, 05/15/42 (Call 11/15/41)	355	393,673
4.75%, 03/15/44 (Call 09/15/43)[b]	700	806,701
6.63%, 06/15/36	100	136,081
6.75%, 12/15/37[b]	164	227,234
Anthem Inc.
4.63%, 05/15/42	716	768,224
4.65%, 01/15/43	450	485,101
4.65%, 08/15/44 (Call 02/15/44)	350	382,849
4.85%, 08/15/54 (Call 02/15/54)	350	386,679
5.10%, 01/15/44	350	406,045
6.38%, 06/15/37	500	650,874

42	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	$230	$283,767
5.88%, 03/15/41 (Call 09/15/40)	703	900,223
Dignity Health
4.50%, 11/01/42	100	98,536
5.27%, 11/01/64	250	274,874
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	470	487,149
4.95%, 10/01/44 (Call 04/01/44)	250	272,703
Kaiser Foundation Hospitals
4.88%, 04/01/42	250	286,259
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)	700	711,922
Memorial Sloan-Kettering Cancer Center Series 2015
4.20%, 07/01/55	175	177,464
Quest Diagnostics Inc.
6.95%, 07/01/37	280	353,212
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	675	736,496
4.38%, 03/15/42 (Call 09/15/41)	450	497,527
4.63%, 11/15/41 (Call 05/15/41)	180	204,057
5.70%, 10/15/40 (Call 04/15/40)	500	645,801
5.80%, 03/15/36	690	887,052
5.95%, 02/15/41 (Call 08/15/40)	500	667,075
6.88%, 02/15/38	535	768,342

		13,158,581
HOLDING COMPANIES — DIVERSIFIED — 0.01%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[c]	50	73,739

		73,739
HOME FURNISHINGS — 0.06%
Whirlpool Corp.
3.70%, 05/01/25	350	360,379
5.15%, 03/01/43	150	168,176

		528,555
HOUSEHOLD PRODUCTS & WARES — 0.07%
Kimberly-Clark Corp.
6.63%, 08/01/37	420	602,490

		602,490

Security	Principal (000s)	Value
INSURANCE — 3.48%
ACE INA Holdings Inc.
4.15%, 03/13/43	$485	$517,279
Aflac Inc.
6.45%, 08/15/40	590	780,271
AIG Life Holdings Inc.
8.50%, 07/01/30	250	342,500
AIG Sunamerica Global Financing X
6.90%, 03/15/32[c]	50	70,096
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	250	263,452
Allstate Corp. (The)
4.50%, 06/15/43	1,100	1,240,213
5.55%, 05/09/35	393	496,152
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	1,240	1,250,315
4.38%, 01/15/55 (Call 07/15/54)	100	101,153
4.50%, 07/16/44 (Call 01/16/44)	450	480,790
6.25%, 05/01/36	530	684,528
6.25%, 03/15/87	450	499,500
8.18%, 05/15/68 (Call 05/15/38)[d]	866	1,199,410
Aon Corp.
8.21%, 01/01/27	300	387,000
Aon PLC
4.45%, 05/24/43 (Call 02/24/43)	250	257,562
4.60%, 06/14/44 (Call 03/14/44)	250	266,084
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	445	511,060
Assurant Inc.
6.75%, 02/15/34	250	316,995
AXA SA
8.60%, 12/15/30	880	1,232,000
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[b]	50	55,096
4.40%, 05/15/42	520	577,909
5.75%, 01/15/40	515	676,266
Berkshire Hathaway Inc.
4.50%, 02/11/43[b]	250	284,001
Chubb Corp. (The)
6.00%, 05/11/37[b]	460	611,323
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	300	376,313

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	$250	$265,134
Hartford Financial Services Group Inc. (The)
5.95%, 10/15/36	245	304,966
6.10%, 10/01/41	340	440,010
6.63%, 03/30/40	159	216,486
Lincoln National Corp.
6.15%, 04/07/36	225	283,663
7.00%, 06/15/40	450	627,965
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	300	291,757
6.00%, 02/01/35	150	182,888
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	200	244,295
MetLife Inc.
4.13%, 08/13/42	725	744,455
4.72%, 12/15/44	450	511,949
4.88%, 11/13/43	925	1,068,686
5.70%, 06/15/35	480	611,029
6.40%, 12/15/66 (Call 12/15/31)	990	1,158,300
6.50%, 12/15/32	251	340,252
Principal Financial Group Inc.
4.35%, 05/15/43	500	512,834
6.05%, 10/15/36	150	188,088
Progressive Corp. (The)
3.70%, 01/26/45	250	243,644
4.35%, 04/25/44	250	274,395
6.25%, 12/01/32	350	465,708
Protective Life Corp.
8.45%, 10/15/39	190	287,910
Prudential Financial Inc.
4.60%, 05/15/44[b]	500	532,255
5.40%, 06/13/35	165	192,745
5.70%, 12/14/36	451	542,301
5.80%, 11/16/41	100	122,880
5.90%, 03/17/36	380	464,013
6.20%, 11/15/40	100	127,289
Series D
6.63%, 12/01/37	885	1,174,872
Travelers Companies Inc. (The)
5.35%, 11/01/40	760	952,916
6.25%, 06/15/37	743	1,015,857
6.75%, 06/20/36	50	71,463

Security	Principal (000s)	Value
Trinity Acquisition PLC
6.13%, 08/15/43	$250	$294,849
Unum Group
5.75%, 08/15/42	200	242,287
Validus Holdings Ltd.
8.88%, 01/26/40	273	378,565
Voya Financial Inc.
5.70%, 07/15/43	240	295,501
WR Berkley Corp.
6.25%, 02/15/37	300	375,480
XLIT Ltd.
6.25%, 05/15/27	75	91,548

		29,616,503
INTERNET — 0.30%
Alibaba Group Holding Ltd.
4.50%, 11/28/34 (Call 05/28/34)[c]	400	408,603
Amazon.com Inc.
4.80%, 12/05/34 (Call 06/05/34)	800	864,723
4.95%, 12/05/44 (Call 06/05/44)	750	806,648
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	585	506,588

		2,586,562
IRON & STEEL — 0.46%
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	200	223,710
6.40%, 12/01/37	150	187,981
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	100	115,667
Vale Overseas Ltd.
6.88%, 11/21/36	1,130	1,114,975
6.88%, 11/10/39[b]	1,465	1,439,433
8.25%, 01/17/34	287	324,437
Vale SA
5.63%, 09/11/42[b]	610	535,399

		3,941,602
LODGING — 0.03%
Starwood Hotels & Resorts Worldwide Inc.
4.50%, 10/01/34 (Call 04/01/34)	250	256,665

		256,665
MACHINERY — 0.51%
Caterpillar Inc.
3.80%, 08/15/42	895	894,893
4.30%, 05/15/44 (Call 11/15/43)	450	482,230

44	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.75%, 05/15/64 (Call 11/15/63)	$200	$217,689
5.20%, 05/27/41	650	776,738
6.05%, 08/15/36	100	130,131
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	220	260,877
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	1,125	1,168,117
5.38%, 10/16/29	175	215,635
8.10%, 05/15/30	50	76,297
Rockwell Automation Inc.
6.70%, 01/15/28	100	131,670

		4,354,277
MANUFACTURING — 0.94%
3M Co.
3.88%, 06/15/44	550	583,026
5.70%, 03/15/37	225	295,496
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	343	420,689
Eaton Corp.
4.00%, 11/02/32	998	1,034,750
4.15%, 11/02/42	100	103,624
General Electric Co.
4.13%, 10/09/42	985	1,049,272
4.50%, 03/11/44	1,270	1,434,284
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	1,000	1,011,105
4.88%, 09/15/41 (Call 03/15/41)	150	174,495
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43	225	274,548
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44 (Call 05/01/44)	325	344,143
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	650	704,342
4.45%, 11/21/44 (Call 05/21/44)	115	129,133
Series A
6.25%, 05/15/38	100	135,967
Tyco Electronics Group SA
7.13%, 10/01/37	225	314,471

		8,009,345

Security	Principal (000s)	Value
MEDIA — 5.44%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	$1,100	$1,234,080
5.40%, 10/01/43[b]	525	640,923
6.15%, 02/15/41	825	1,078,788
6.20%, 12/15/34	220	285,951
6.40%, 12/15/35	230	302,602
6.55%, 03/15/33	640	848,910
6.65%, 11/15/37	795	1,079,122
7.70%, 10/30/25	500	664,278
7.75%, 12/01/45	200	307,954
7.85%, 03/01/39	175	263,120
8.15%, 10/17/36	266	398,176
8.88%, 04/26/23	50	68,051
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	100	100,742
4.85%, 07/01/42 (Call 01/01/42)	200	204,732
5.50%, 05/15/33	650	722,102
5.90%, 10/15/40 (Call 04/15/40)	200	237,021
7.88%, 07/30/30	675	958,874
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	1,550	1,667,285
4.25%, 01/15/33	1,935	2,088,058
4.65%, 07/15/42	700	776,042
4.75%, 03/01/44[b]	750	865,345
6.45%, 03/15/37	480	647,426
6.50%, 11/15/35	300	410,423
6.95%, 08/15/37	1,765	2,500,756
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	1,400	1,438,575
6.35%, 03/15/40	250	292,188
6.38%, 03/01/41	535	627,166
Discovery Communications LLC
4.88%, 04/01/43[b]	370	386,320
6.35%, 06/01/40	700	864,418
Grupo Televisa SAB
5.00%, 05/13/45	750	786,845
6.63%, 03/18/25	200	249,036
6.63%, 01/15/40	255	318,095
Historic TW Inc.
6.63%, 05/15/29	1,180	1,520,126

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
NBCUniversal Media LLC
4.45%, 01/15/43	$800	$876,702
5.95%, 04/01/41	510	665,791
6.40%, 04/30/40	925	1,258,108
TCI Communications Inc.
7.13%, 02/15/28	100	136,203
7.88%, 02/15/26	370	519,013
Thomson Reuters Corp.
5.50%, 08/15/35	150	172,242
5.65%, 11/23/43 (Call 05/23/43)	500	602,856
5.85%, 04/15/40	100	121,152
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)	100	99,787
5.50%, 09/01/41 (Call 03/01/41)	871	955,024
5.88%, 11/15/40 (Call 05/15/40)	570	650,466
6.55%, 05/01/37	700	845,000
6.75%, 06/15/39	680	841,377
7.30%, 07/01/38	1,100	1,430,826
Time Warner Entertainment Co. LP
8.38%, 07/15/33	697	1,016,037
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	1,950	2,097,743
4.90%, 06/15/42	450	497,446
5.35%, 12/15/43	200	236,564
5.38%, 10/15/41	200	234,105
6.10%, 07/15/40	175	220,392
6.25%, 03/29/41	270	347,339
6.50%, 11/15/36	550	720,186
7.63%, 04/15/31	440	622,041
7.70%, 05/01/32	750	1,087,012
Viacom Inc.
4.38%, 03/15/43	800	742,813
4.50%, 02/27/42	300	284,564
4.85%, 12/15/34 (Call 06/15/34)	350	359,112
5.25%, 04/01/44 (Call 10/01/43)	500	530,443
5.85%, 09/01/43 (Call 03/01/43)	575	651,663
6.88%, 04/30/36	330	410,524
Walt Disney Co. (The)
4.38%, 08/16/41	790	887,564
7.00%, 03/01/32	200	292,592
Series E
4.13%, 12/01/41	930	1,014,438

		46,260,655

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	$200	$205,321
Valmont Industries Inc.
5.25%, 10/01/54 (Call 04/01/54)	150	148,916

		354,237
MINING — 1.67%
Barrick Gold Corp.
5.25%, 04/01/42	650	638,572
Barrick North America Finance LLC
5.70%, 05/30/41	907	917,604
5.75%, 05/01/43[b]	200	210,846
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	505	520,634
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	680	702,663
5.00%, 09/30/43	1,225	1,438,604
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	600	541,127
5.45%, 03/15/43 (Call 09/15/42)	975	856,860
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	350	366,523
Kinross Gold Corp.
6.88%, 09/01/41 (Call 03/01/41)[b]	350	351,335
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	600	555,975
6.25%, 10/01/39	903	944,452
Rio Tinto Alcan Inc.
7.25%, 03/15/31	75	99,991
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	875	1,012,567
7.13%, 07/15/28	590	790,229
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)[b]	770	784,044
Southern Copper Corp.
5.25%, 11/08/42	625	563,294
6.75%, 04/16/40	816	863,687
7.50%, 07/27/35[b]	390	441,664
Teck Resources Ltd.
6.00%, 08/15/40 (Call 02/15/40)	680	630,495
6.13%, 10/01/35	300	285,887
6.25%, 07/15/41 (Call 01/15/41)	620	593,469
Vale Canada Ltd.
7.20%, 09/15/32	50	51,286

		14,161,808

46	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.10%
Xerox Corp.
4.80%, 03/01/35	$150	$150,123
6.75%, 12/15/39	550	688,262

		838,385
OIL & GAS — 7.41%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100	121,594
8.13%, 09/15/30	175	230,592
Anadarko Finance Co.
7.50%, 05/01/31	400	538,779
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	500	516,962
6.20%, 03/15/40	980	1,212,767
6.45%, 09/15/36	495	634,187
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	1,025	1,071,286
5.10%, 09/01/40 (Call 03/01/40)	655	704,006
6.00%, 01/15/37	1,011	1,198,044
Burlington Resources Finance Co.
7.20%, 08/15/31	520	723,552
7.40%, 12/01/31	500	711,887
Canadian Natural Resources Ltd.
5.85%, 02/01/35	200	224,155
6.25%, 03/15/38	1,305	1,527,906
6.45%, 06/30/33	200	233,899
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	500	459,553
5.20%, 09/15/43 (Call 03/15/43)[b]	250	252,075
6.75%, 11/15/39	545	653,642
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	1,200	1,315,347
ConocoPhillips
6.50%, 02/01/39	1,230	1,683,310
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	390	411,551
4.30%, 11/15/44 (Call 05/15/44)[b]	900	958,532
ConocoPhillips Holding Co.
6.95%, 04/15/29[b]	1,567	2,132,974
Continental Resources Inc./OK
4.90%, 06/01/44 (Call 12/01/43)	145	130,588

Security	Principal (000s)	Value
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	$1,325	$1,424,871
5.60%, 07/15/41 (Call 01/15/41)	300	356,639
7.95%, 04/15/32	80	112,776
Devon Financing Corp. LLC
7.88%, 09/30/31	472	657,147
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[b]	525	454,630
5.70%, 10/15/39	100	95,619
Ecopetrol SA
5.88%, 05/28/45	250	238,750
7.38%, 09/18/43	1,200	1,356,000
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[b]	1,025	1,025,854
6.50%, 08/15/34	170	194,717
6.50%, 02/01/38	170	194,563
7.20%, 11/01/31	175	202,703
Eni USA Inc.
7.30%, 11/15/27	200	267,534
Ensco PLC
5.75%, 10/01/44 (Call 04/01/44)[b]	650	659,787
Hess Corp.
5.60%, 02/15/41	700	781,065
6.00%, 01/15/40	100	114,237
7.13%, 03/15/33	450	558,851
7.30%, 08/15/31	725	901,762
Marathon Oil Corp.
6.60%, 10/01/37	605	726,430
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	600	610,108
5.00%, 09/15/54 (Call 03/15/54)	200	203,684
6.50%, 03/01/41 (Call 09/01/40)	470	579,315
Murphy Oil Corp.
5.13%, 12/01/42 (Call 06/01/42)	250	219,258
7.05%, 05/01/29	450	521,699
Nexen Energy ULC
6.40%, 05/15/37	614	774,309
7.50%, 07/30/39	175	250,502
7.88%, 03/15/32	160	228,742
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	570	612,731
6.00%, 03/01/41 (Call 09/01/40)	660	755,197

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Noble Holding International Ltd.
5.25%, 03/15/42	$400	$328,264
6.20%, 08/01/40	30	26,073
Petro-Canada
5.35%, 07/15/33	100	112,643
6.80%, 05/15/38	776	1,032,199
Petrobras Global Finance BV
6.75%, 01/27/41[b]	1,460	1,237,476
6.88%, 01/20/40	1,180	1,017,915
7.25%, 03/17/44	550	492,775
Petroleos Mexicanos
4.50%, 01/23/26[c]	3,000	3,056,250
5.50%, 06/27/44[b]	1,225	1,232,656
5.50%, 06/27/44[c]	1,500	1,505,625
5.63%, 01/23/46[c]	1,200	1,227,000
6.38%, 01/23/45	1,250	1,400,000
6.50%, 06/02/41	450	507,933
6.63%, 06/15/35	1,605	1,835,719
6.63%, 06/15/38	250	282,367
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	355	381,074
4.88%, 11/15/44 (Call 05/15/44)	1,050	1,138,108
5.88%, 05/01/42	645	775,897
Rowan Companies Inc.
5.85%, 01/15/44 (Call 07/15/43)	375	334,765
Shell International Finance BV
4.55%, 08/12/43	1,325	1,511,015
5.50%, 03/25/40	350	444,721
6.38%, 12/15/38	952	1,316,208
Statoil ASA
3.95%, 05/15/43	750	776,789
4.80%, 11/08/43	825	966,142
5.10%, 08/17/40	380	453,623
6.50%, 12/01/28[c]	100	131,447
6.80%, 01/15/28	75	99,795
7.15%, 01/15/29	100	137,522
Suncor Energy Inc.
5.95%, 12/01/34	150	180,601
6.50%, 06/15/38	817	1,059,160
6.85%, 06/01/39	595	800,745
Talisman Energy Inc.
6.25%, 02/01/38	675	725,412
7.25%, 10/15/27	200	240,623

Security	Principal (000s)	Value
Tosco Corp.
7.80%, 01/01/27	$250	$343,045
Transocean Inc.
6.80%, 03/15/38	691	549,345
7.50%, 04/15/31	500	418,750
Valero Energy Corp.
6.63%, 06/15/37	977	1,212,571
7.50%, 04/15/32	305	396,430
XTO Energy Inc.
6.75%, 08/01/37	400	590,803

		63,006,154
OIL & GAS SERVICES — 0.65%
Baker Hughes Inc.
5.13%, 09/15/40	460	518,963
6.88%, 01/15/29	600	785,799
Cameron International Corp.
5.13%, 12/15/43 (Call 06/15/43)	350	348,999
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	180	189,297
4.75%, 08/01/43 (Call 02/01/43)	1,025	1,121,838
7.45%, 09/15/39	585	842,768
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	505	476,991
Weatherford International Ltd./Bermuda
5.95%, 04/15/42 (Call 10/17/41)	231	200,848
6.50%, 08/01/36	476	428,233
6.75%, 09/15/40	175	163,660
7.00%, 03/15/38	500	472,567

		5,549,963
PACKAGING & CONTAINERS — 0.08%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	598	710,512

		710,512
PHARMACEUTICALS — 3.68%
Abbott Laboratories
5.30%, 05/27/40	285	355,390
6.00%, 04/01/39	400	529,379
AbbVie Inc.
4.40%, 11/06/42	1,310	1,376,042
Actavis Funding SCS
4.85%, 06/15/44 (Call 12/15/43)	800	826,018

48	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	$400	$398,833
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	500	518,153
AstraZeneca PLC
4.00%, 09/18/42	675	692,830
6.45%, 09/15/37	1,372	1,882,338
Bristol-Myers Squibb Co.
5.88%, 11/15/36	970	1,241,466
6.13%, 05/01/38	579	769,631
Cardinal Health Inc.
4.50%, 11/15/44 (Call 05/15/44)	250	265,878
4.60%, 03/15/43	250	268,812
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	70	70,080
4.65%, 06/15/44 (Call 12/15/43)	450	510,281
5.50%, 03/15/27	1,020	1,252,512
5.55%, 03/15/37	275	339,643
6.77%, 01/01/36	300	414,403
Express Scripts Holding Co.
6.13%, 11/15/41	420	537,542
GlaxoSmithKline Capital Inc.
5.38%, 04/15/34	475	574,292
6.38%, 05/15/38	1,262	1,713,816
Johnson & Johnson
4.38%, 12/05/33 (Call 06/05/33)	1,125	1,290,904
4.50%, 09/01/40	500	579,844
4.95%, 05/15/33	250	303,272
5.95%, 08/15/37	475	652,791
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	820	935,900
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	340	361,167
5.90%, 11/01/39	300	374,449
Merck & Co. Inc.
3.70%, 02/10/45 (Call 08/10/44)	560	559,625
4.15%, 05/18/43	975	1,038,332
6.50%, 12/01/33	415	571,533
6.55%, 09/15/37	155	218,452
Merck Sharp & Dohme Corp.
5.75%, 11/15/36[b]	700	904,940
5.95%, 12/01/28	200	262,013
Mylan Inc./PA
5.40%, 11/29/43 (Call 05/29/43)	450	512,502

Security	Principal (000s)	Value
Novartis Capital Corp.
3.70%, 09/21/42	$300	$308,205
4.40%, 05/06/44	1,000	1,144,982
Perrigo Co. PLC
5.30%, 11/15/43 (Call 05/15/43)	250	283,340
Perrigo Finance PLC
4.90%, 12/15/44 (Call 06/15/44)	250	268,567
Pfizer Inc.
4.30%, 06/15/43	350	374,241
4.40%, 05/15/44	245	266,519
7.20%, 03/15/39	1,779	2,619,278
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	450	563,092
Wyeth LLC
5.95%, 04/01/37	1,430	1,837,927
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	497	505,178

		31,274,392
PIPELINES — 3.98%
Buckeye Partners LP
5.85%, 11/15/43 (Call 05/15/43)	600	600,540
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	255	330,056
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)[c]	25	23,607
DCP Midstream LLC
8.13%, 08/16/30	250	273,730
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	200	172,126
El Paso Pipeline Partners Operating Co. LLC
4.70%, 11/01/42 (Call 05/01/42)	90	86,067
7.50%, 11/15/40	255	324,997
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)[c]	125	121,373
Enbridge Energy Partners LP Series B
7.50%, 04/15/38	460	576,472
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	200	183,445
Energy Transfer Partners LP
5.15%, 02/01/43 (Call 08/01/42)	305	314,382
6.05%, 06/01/41 (Call 12/01/40)	110	124,131

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.50%, 02/01/42 (Call 08/01/41)	$1,230	$1,459,470
6.63%, 10/15/36	340	402,755
8.25%, 11/15/29 (Call 08/15/29)	50	70,080
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	650	731,080
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	780	810,738
4.45%, 02/15/43 (Call 08/15/42)	975	1,020,411
4.85%, 08/15/42 (Call 02/15/42)	250	275,054
4.95%, 10/15/54 (Call 04/15/54)	950	1,048,283
5.10%, 02/15/45 (Call 08/15/44)	300	341,859
5.70%, 02/15/42	620	752,796
5.95%, 02/01/41	175	216,885
6.13%, 10/15/39	434	544,057
7.55%, 04/15/38	100	140,930
Series D
6.88%, 03/01/33	100	132,136
Series H
6.65%, 10/15/34	100	131,029
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	250	252,081
5.40%, 09/01/44 (Call 03/01/44)	560	589,356
5.50%, 03/01/44 (Call 09/01/43)	1,200	1,293,767
5.80%, 03/15/35	900	999,730
6.38%, 03/01/41	230	267,431
6.95%, 01/15/38	522	633,477
7.40%, 03/15/31	100	120,388
7.75%, 03/15/32	100	124,120
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)[b]	2,065	2,156,668
5.05%, 02/15/46	500	508,390
5.30%, 12/01/34 (Call 06/01/34)	1,350	1,422,979
5.55%, 06/01/45	1,600	1,716,237
Magellan Midstream Partners LP
5.15%, 10/15/43 (Call 04/15/43)	350	395,553
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	680	709,744
6.85%, 10/15/37	450	503,357
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	250	265,396
4.90%, 02/15/45 (Call 08/15/44)	500	545,885
5.15%, 06/01/42 (Call 12/01/41)	550	610,409
6.65%, 01/15/37	75	95,527

Security	Principal (000s)	Value
Spectra Energy Capital LLC
7.50%, 09/15/38	$300	$356,640
Spectra Energy Partners LP
5.95%, 09/25/43 (Call 03/25/43)	450	564,018
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	200	204,729
5.30%, 04/01/44 (Call 10/01/43)	550	588,603
6.10%, 02/15/42	450	523,307
Texas Eastern Transmission LP
7.00%, 07/15/32	100	132,890
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	1,075	1,152,223
5.00%, 10/16/43 (Call 04/16/43)	350	391,361
5.60%, 03/31/34	100	116,895
5.85%, 03/15/36	100	118,788
6.20%, 10/15/37	334	411,673
7.25%, 08/15/38	555	770,321
7.63%, 01/15/39	750	1,070,515
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	385	362,123
5.40%, 08/15/41 (Call 02/15/41)	26	27,724
Western Gas Partners LP
5.45%, 04/01/44 (Call 10/01/43)	200	220,306
Williams Companies Inc. (The)
5.75%, 06/24/44 (Call 12/24/43)	50	47,335
7.50%, 01/15/31	375	415,952
8.75%, 03/15/32	318	385,699
Williams Partners LP
4.90%, 01/15/45 (Call 10/15/44)	750	730,125
5.40%, 03/04/44 (Call 09/04/43)	500	520,593
6.30%, 04/15/40	240	273,329

		33,804,133
REAL ESTATE INVESTMENT TRUSTS — 0.58%
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	550	582,777
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	100	108,684
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)[b]	350	475,498
Health Care REIT Inc.
5.13%, 03/15/43 (Call 09/15/42)	340	382,426
6.50%, 03/15/41 (Call 09/15/40)[b]	150	198,208

50	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Realty Income Corp.
5.88%, 03/15/35	$250	$291,663
Simon Property Group LP
4.75%, 03/15/42 (Call 09/15/41)[b]	350	396,175
6.75%, 02/01/40 (Call 11/01/39)	450	630,123
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	500	505,053
Weyerhaeuser Co.
6.95%, 10/01/27	500	613,820
7.38%, 03/15/32	525	707,534

		4,891,961
RETAIL — 3.65%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	500	533,239
5.17%, 08/01/44 (Call 02/01/44)	150	162,370
CVS Health Corp.
6.13%, 09/15/39	925	1,209,031
6.25%, 06/01/27	200	258,974
Darden Restaurants Inc.
7.05%, 10/15/37	230	273,337
Home Depot Inc. (The)
4.40%, 03/15/45 (Call 09/15/44)	1,305	1,457,291
4.88%, 02/15/44 (Call 08/15/43)	560	668,121
5.88%, 12/16/36	611	800,548
5.95%, 04/01/41 (Call 10/01/40)	1,085	1,433,710
Kohl’s Corp.
6.00%, 01/15/33	300	341,153
6.88%, 12/15/37	150	192,987
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	839	948,078
5.00%, 09/15/43 (Call 03/15/43)	450	536,218
5.80%, 04/15/40 (Call 10/15/39)	790	1,019,668
6.88%, 02/15/28	50	66,632
Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	676	676,679
4.50%, 12/15/34 (Call 06/15/34)	250	261,730
6.38%, 03/15/37	250	321,561
6.70%, 07/15/34	150	193,647
6.90%, 04/01/29	300	391,337
McDonald’s Corp.
3.70%, 02/15/42	1,000	967,844
5.70%, 02/01/39	50	61,736
6.30%, 10/15/37	360	474,516
6.30%, 03/01/38	564	750,325

Security	Principal (000s)	Value
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	$631	$734,640
6.95%, 03/15/28	100	133,339
QVC Inc.
4.45%, 02/15/25	370	366,970
5.45%, 08/15/34 (Call 02/15/34)	250	246,642
Target Corp.
4.00%, 07/01/42[b]	1,185	1,236,660
6.50%, 10/15/37	897	1,246,431
Tiffany & Co.
4.90%, 10/01/44 (Call 04/01/44)[c]	250	258,130
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)	1,400	1,483,841
4.30%, 04/22/44 (Call 10/22/43)	1,400	1,557,159
4.88%, 07/08/40	150	176,532
5.00%, 10/25/40	100	119,852
5.25%, 09/01/35	1,015	1,242,378
5.63%, 04/15/41	900	1,168,088
6.20%, 04/15/38	1,796	2,443,778
6.50%, 08/15/37	1,784	2,495,867
7.55%, 02/15/30	100	148,441
Walgreen Co.
4.40%, 09/15/42	250	255,490
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	100	105,365
4.80%, 11/18/44 (Call 05/18/44)	950	1,029,593
Yum! Brands Inc.
6.88%, 11/15/37	434	563,868

		31,013,796
SEMICONDUCTORS — 0.34%
Applied Materials Inc.
5.85%, 06/15/41	230	281,901
Broadcom Corp.
4.50%, 08/01/34 (Call 02/01/34)	370	399,828
Intel Corp.
4.00%, 12/15/32	1,090	1,120,285
4.80%, 10/01/41	525	581,999
KLA-Tencor Corp.
5.65%, 11/01/34 (Call 07/01/34)	440	481,284

		2,865,297
SOFTWARE — 1.09%
Microsoft Corp.
3.50%, 02/12/35 (Call 08/12/34)	165	163,741
3.50%, 11/15/42	400	386,623

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
3.75%, 05/01/43 (Call 11/01/42)	$300	$301,866
4.00%, 02/12/55 (Call 08/12/54)	1,500	1,495,923
4.50%, 10/01/40	530	590,939
4.88%, 12/15/43 (Call 06/15/43)	425	500,174
5.20%, 06/01/39	311	382,752
5.30%, 02/08/41	600	746,051
Oracle Corp.
4.30%, 07/08/34 (Call 01/08/34)	1,450	1,578,917
4.50%, 07/08/44 (Call 01/08/44)[b]	700	782,280
5.38%, 07/15/40	640	780,170
6.13%, 07/08/39	1,220	1,599,659

		9,309,095
TELECOMMUNICATIONS — 7.59%
Alltel Corp.
7.88%, 07/01/32	190	274,051
America Movil SAB de CV
4.38%, 07/16/42[b]	350	355,679
6.13%, 03/30/40	1,200	1,509,572
6.38%, 03/01/35	675	857,018
AT&T Corp.
8.00%, 11/15/31	550	807,221
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	354	332,469
4.35%, 06/15/45 (Call 12/15/44)	1,668	1,573,168
4.80%, 06/15/44 (Call 12/15/43)	2,250	2,269,654
5.35%, 09/01/40	1,250	1,330,706
5.55%, 08/15/41	270	294,856
6.15%, 09/15/34	550	655,643
6.30%, 01/15/38	2,026	2,396,700
6.40%, 05/15/38	250	299,912
6.50%, 09/01/37	355	428,968
6.55%, 02/15/39	620	755,917
AT&T Mobility LLC
7.13%, 12/15/31	400	528,753
BellSouth Corp.
6.55%, 06/15/34	600	727,347
6.88%, 10/15/31	200	242,144
British Telecommunications PLC
9.63%, 12/15/30	1,000	1,620,976
Cisco Systems Inc.
5.50%, 01/15/40	850	1,061,540
5.90%, 02/15/39	974	1,232,267

Security	Principal (000s)	Value
Corning Inc.
4.70%, 03/15/37	$75	$80,427
4.75%, 03/15/42[b]	600	653,677
5.75%, 08/15/40	40	48,613
7.25%, 08/15/36 (Call 08/15/26)	200	260,476
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,524	2,317,721
9.25%, 06/01/32	450	735,020
Embarq Corp.
8.00%, 06/01/36	600	697,500
GTE Corp.
6.94%, 04/15/28	100	128,560
Harris Corp.
6.15%, 12/15/40	100	122,501
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	250	249,953
5.95%, 03/15/41	395	408,652
Koninklijke KPN NV
8.38%, 10/01/30	205	293,194
Motorola Solutions Inc.
5.50%, 09/01/44	250	268,625
7.50%, 05/15/25	375	462,644
New Cingular Wireless Services Inc.
8.75%, 03/01/31	605	896,606
Orange SA
5.38%, 01/13/42	250	290,636
5.50%, 02/06/44 (Call 08/06/43)	700	837,876
9.00%, 03/01/31	1,055	1,620,530
Pacific Bell Telephone Co.
7.13%, 03/15/26	700	893,447
Qwest Corp.
6.88%, 09/15/33 (Call 12/29/14)	1,005	1,012,538
7.13%, 11/15/43 (Call 12/29/14)	650	666,250
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	870	973,619
7.50%, 08/15/38	190	274,063
Telefonica Emisiones SAU
7.05%, 06/20/36	1,175	1,599,025
Telefonica Europe BV
8.25%, 09/15/30	437	630,976
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	350	321,794
4.40%, 11/01/34 (Call 05/01/34)	2,175	2,216,327

52	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.75%, 11/01/41	$590	$616,155
4.86%, 08/21/46[b,c]	1,600	1,695,954
5.01%, 08/21/54[c]	3,000	3,143,012
5.05%, 03/15/34 (Call 12/15/33)	1,875	2,049,008
5.85%, 09/15/35	355	424,469
6.00%, 04/01/41	300	363,741
6.40%, 09/15/33	2,750	3,456,790
6.40%, 02/15/38	380	481,162
6.55%, 09/15/43	4,225	5,548,332
6.90%, 04/15/38	1,280	1,708,827
7.35%, 04/01/39	500	688,565
7.75%, 12/01/30	1,265	1,790,711
7.75%, 06/15/32	350	475,681
Verizon Florida LLC Series E
6.86%, 02/01/28[b]	200	206,161
Verizon Maryland LLC Series B
5.13%, 06/15/33	1,000	1,027,677
Vodafone Group PLC
4.38%, 02/19/43	630	620,132
6.15%, 02/27/37	1,111	1,341,786
6.25%, 11/30/32	50	61,846
7.88%, 02/15/30	234	322,316

		64,538,136
TEXTILES — 0.08%
Cintas Corp. No. 2
6.15%, 08/15/36	557	718,559

		718,559
TOYS, GAMES & HOBBIES — 0.15%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	200	205,376
6.35%, 03/15/40	450	533,057
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	500	544,667

		1,283,100
TRANSPORTATION — 2.53%
Burlington Northern Santa Fe LLC
4.38%, 09/01/42 (Call 03/01/42)	630	665,181
4.40%, 03/15/42 (Call 09/15/41)	496	525,433
4.55%, 09/01/44 (Call 03/01/44)	700	766,542
4.90%, 04/01/44 (Call 10/01/43)	1,150	1,318,088
5.15%, 09/01/43 (Call 03/01/43)	575	676,741

Security	Principal (000s)	Value
5.40%, 06/01/41 (Call 12/01/40)	$270	$325,796
5.75%, 05/01/40 (Call 11/01/39)[b]	450	565,039
6.15%, 05/01/37	150	198,600
6.20%, 08/15/36	200	264,921
Canadian National Railway Co.
3.50%, 11/15/42 (Call 05/15/42)	545	527,694
4.50%, 11/07/43 (Call 05/07/43)	250	282,270
6.20%, 06/01/36	170	228,699
6.25%, 08/01/34	50	66,767
6.38%, 11/15/37	58	80,429
6.90%, 07/15/28	700	975,005
Canadian Pacific Railway Co.
5.75%, 01/15/42	350	449,350
7.13%, 10/15/31	440	606,174
Con–way Inc.
6.70%, 05/01/34	450	516,714
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	950	976,949
4.40%, 03/01/43 (Call 09/01/42)	126	134,500
4.50%, 08/01/54 (Call 02/01/54)	500	536,300
4.75%, 05/30/42 (Call 11/30/41)	487	544,597
5.50%, 04/15/41 (Call 10/15/40)	70	85,785
6.00%, 10/01/36	240	308,390
6.22%, 04/30/40	105	139,660
FedEx Corp.
3.88%, 08/01/42	200	192,511
3.90%, 02/01/35[b]	635	641,679
4.10%, 02/01/45	250	253,287
4.90%, 01/15/34	1,025	1,163,402
Norfolk Southern Corp.
4.80%, 08/15/43 (Call 02/15/43)[b]	970	1,104,557
4.84%, 10/01/41	428	486,018
5.59%, 05/17/25	100	119,681
5.64%, 05/17/29	100	121,717
6.00%, 05/23/11	425	541,893
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	150	160,920
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	905	944,356
3.38%, 02/01/35 (Call 08/01/34)	500	495,073
3.88%, 02/01/55 (Call 08/01/54)	780	763,114
4.30%, 06/15/42 (Call 12/15/41)	250	272,051
4.82%, 02/01/44 (Call 08/01/43)	620	732,584
6.63%, 02/01/29	207	280,440

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
United Parcel Service Inc.
4.88%, 11/15/40 (Call 05/15/40)	$275	$323,967
6.20%, 01/15/38	737	995,530
United Parcel Service of America Inc.
8.38%, 04/01/30[a]	100	149,161

		21,507,565
TRUCKING & LEASING — 0.03%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	250	273,967

		273,967
WATER — 0.26%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	1,250	1,286,373
6.59%, 10/15/37	223	315,946
United Utilities PLC
6.88%, 08/15/28	250	302,284
Veolia Environnement SA
6.75%, 06/01/38	250	318,089

		2,222,692

TOTAL CORPORATE BONDS & NOTES
(Cost: $660,542,905)		682,188,456

FOREIGN GOVERNMENT OBLIGATIONS[e] — 8.42%

BRAZIL — 1.09%
Brazilian Government International Bond
5.00%, 01/27/45[b]	1,450	1,319,500
5.63%, 01/07/41	800	804,000
7.13%, 01/20/37	1,480	1,753,800
8.25%, 01/20/34	1,080	1,404,000
8.75%, 02/04/25	675	884,250
10.13%, 05/15/27	1,286	1,933,501
11.00%, 08/17/40 (Call 08/17/15)	1,145	1,199,388

		9,298,439
CANADA — 0.14%
Province of British Columbia
6.50%, 01/15/26	200	272,248
Province of Quebec Canada
7.50%, 09/15/29	600	900,284

		1,172,532

Security	Principal (000s)	Value
CHILE — 0.09%
Chile Government International Bond
3.63%, 10/30/42[b]	$775	$767,250

		767,250
COLOMBIA — 0.68%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	250	263,750
5.63%, 02/26/44 (Call 08/26/43)	2,500	2,878,750
6.13%, 01/18/41	750	913,125
7.38%, 09/18/37	1,250	1,712,500

		5,768,125
ISRAEL — 0.05%
Israel Government International Bond
4.50%, 01/30/43	400	423,000

		423,000
ITALY — 0.18%
Italy Government International Bond
5.38%, 06/15/33	967	1,180,900
Region of Lombardy Italy
5.80%, 10/25/32	305	341,332

		1,522,232
MEXICO — 1.50%
Mexico Government International Bond
4.60%, 01/23/46	1,250	1,300,000
4.75%, 03/08/44	1,740	1,853,100
5.55%, 01/21/45[b]	1,000	1,195,000
5.75%, 10/12/10	1,880	2,119,700
6.05%, 01/11/40	870	1,096,200
6.75%, 09/27/34[b]	1,725	2,337,375
7.50%, 04/08/33[b]	1,002	1,432,860
8.30%, 08/15/31[b]	930	1,427,550

		12,761,785
PANAMA — 0.49%
Panama Government International Bond
6.70%, 01/26/36[b]	1,230	1,623,600
7.13%, 01/29/26	700	920,500
9.38%, 04/01/29	1,030	1,586,200

		4,130,300

54	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
PERU — 0.64%
Peruvian Government International Bond
5.63%, 11/18/50	$625	$770,312
6.55%, 03/14/37	1,220	1,628,700
7.35%, 07/21/25	700	952,000
8.75%, 11/21/33[b]	1,300	2,070,250

		5,421,262
PHILIPPINES — 1.18%
Philippine Government International Bond
3.95%, 01/20/40	500	526,250
5.00%, 01/13/37[b]	1,600	1,928,000
5.50%, 03/30/26	800	980,000
6.38%, 01/15/32	1,400	1,883,000
6.38%, 10/23/34	1,500	2,077,500
7.75%, 01/14/31	100	150,125
9.50%, 02/02/30	700	1,172,500
10.63%, 03/16/25	820	1,334,550

		10,051,925
SOUTH AFRICA — 0.20%
South Africa Government International Bond
5.38%, 07/24/44	1,000	1,087,500
6.25%, 03/08/41	500	614,065

		1,701,565
SOUTH KOREA — 0.18%
Export-Import Bank of Korea
3.25%, 08/12/26	450	459,819
Republic of Korea
4.13%, 06/10/44[b]	900	1,077,868

		1,537,687
SUPRANATIONAL — 0.29%
Asian Development Bank
5.82%, 06/16/28	310	407,025
European Investment Bank
4.88%, 02/15/36[b]	480	642,604
Inter-American Development Bank
3.20%, 08/07/42[b]	375	396,620
3.88%, 10/28/41	245	289,934
4.38%, 01/24/44	550	703,044

		2,439,227

Security	Principal (000s)	Value
TURKEY — 1.43%
Turkey Government International Bond
4.88%, 04/16/43	$500	$495,155
6.63%, 02/17/45[b]	2,600	3,219,112
6.75%, 05/30/40	600	744,750
6.88%, 03/17/36	450	558,279
7.25%, 03/05/38	800	1,041,496
7.38%, 02/05/25[b]	825	1,028,330
8.00%, 02/14/34	1,700	2,338,027
11.88%, 01/15/30	1,550	2,743,500

		12,168,649
URUGUAY — 0.28%
Uruguay Government International Bond
5.10%, 06/18/50[b]	850	879,750
7.63%, 03/21/36[b]	1,090	1,531,450

		2,411,200

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $70,364,994)		71,575,178

MUNICIPAL DEBT OBLIGATIONS — 9.01%

CALIFORNIA — 2.92%
Alameda County Joint Powers Authority RB BAB
7.05%, 12/01/44	135	191,188
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	1,125	1,629,619
Series S1
7.04%, 04/01/50	750	1,131,532
California State Public Works Board RB Lease Abatement BAB Series G-2
8.36%, 10/01/34	100	151,124
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	280	377,852
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	580	850,350

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	$750	$1,007,047
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	400	601,340
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	300	384,696
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	300	434,460
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	700	1,032,052
6.60%, 07/01/50	300	447,888
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	800	1,021,952
6.76%, 07/01/34	875	1,225,420
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	300	409,779
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	700	980,994
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	465	644,523
State of California GO BAB
7.30%, 10/01/39	625	942,188
7.35%, 11/01/39	300	454,767
7.50%, 04/01/34	1,900	2,881,749
7.55%, 04/01/39	2,425	3,836,956
7.60%, 11/01/40	1,000	1,611,270
University of California RB
Series AD
4.86%, 05/15/12	230	246,907
Series AN
4.77%, 05/15/44(Call 05/15/24)	1,000	1,072,140

Security	Principal (000s)	Value
University of California RB BAB
5.77%, 05/15/43	$675	$885,141
5.95%, 05/15/45	300	391,143

		24,844,077
COLORADO — 0.12%
Colorado Bridge Enterprise RB BAB Series A
6.08%, 12/01/40	300	395,877
Denver City & County School District No. 1 COP Series B
7.02%, 12/15/37	435	604,254

		1,000,131
CONNECTICUT — 0.17%
State of Connecticut GO Series A
5.85%, 03/15/32	200	252,200
State of Connecticut GO BAB
5.09%, 10/01/30	100	113,898
5.63%, 12/01/29	895	1,075,996

		1,442,094
DISTRICT OF COLUMBIA — 0.03%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	200	239,866

		239,866
GEORGIA — 0.27%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	750	1,008,600
Project P, Series 2010A
7.06%, 04/01/57	775	916,035
State of Georgia GO BAB Series H
4.50%, 11/01/25	300	337,611

		2,262,246
ILLINOIS — 1.01%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	650	841,581

56	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Series B
6.90%, 12/01/40	$145	$187,543
Chicago Transit Authority RB BAB Series B
6.20%, 12/01/40	220	265,672
City of Chicago IL GO Series C
7.78%, 01/01/35	810	981,493
City of Chicago IL Wastewater Transmission Revenue RB BAB Series B
6.90%, 01/01/40	200	261,356
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	505	665,994
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	430	548,211
State of Illinois GO
5.10%, 06/01/33[b]	3,625	3,658,423
5.65%, 12/01/38	1,100	1,134,518

		8,544,791
KANSAS — 0.04%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	300	341,955

		341,955
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	145	200,806

		200,806
MARYLAND — 0.03%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	200	266,866

		266,866
MASSACHUSETTS — 0.27%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	290	339,149

Security	Principal (000s)	Value
Series E
5.46%, 12/01/39	$895	$1,138,950
Commonwealth of Massachusetts RB BAB Series A
5.73%, 06/01/40	300	392,991
Massachusetts Clean Water Trust (The) RB BAB Series B
5.19%, 08/01/40	150	176,607
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	200	259,166

		2,306,863
MISSOURI — 0.15%
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	250	307,345
University of Missouri RB BAB
5.79%, 11/01/41	725	987,740

		1,295,085
NEW JERSEY — 0.68%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29	1,350	1,727,217
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	1,175	1,721,563
Series F
7.41%, 01/01/40	600	917,280
New Jersey Transportation Trust Fund Authority RB BAB Series C
5.75%, 12/15/28	1,095	1,252,275
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	150	193,726

		5,812,061
NEW YORK — 1.55%
City of New York NY GO BAB
5.85%, 06/01/40	800	1,048,864
5.99%, 12/01/36	145	190,636
6.27%, 12/01/37	475	652,555

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Housing Development Corp./NY
3.71%, 02/15/48	$150	$157,179
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	500	666,595
6.67%, 11/15/39	385	538,299
Series A
5.87%, 11/15/39	100	126,991
Series C-1
6.69%, 11/15/40	600	839,550
Series E
6.81%, 11/15/40	300	425,229
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	600	705,834
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	200	253,628
5.57%, 11/01/38	500	632,510
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	500	644,035
5.75%, 06/15/41	500	659,635
5.88%, 06/15/44	350	477,320
6.01%, 06/15/42	300	412,791
New York State Dormitory Authority RB BAB
5.39%, 03/15/40	700	888,720
5.50%, 03/15/30	200	240,000
5.63%, 03/15/39	200	249,384
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	1,285	1,404,531
4.93%, 10/01/51(GOI)	500	583,710
Series 182
5.31%, 08/01/46(Call 08/01/24)	1,250	1,385,362

		13,183,358
OHIO — 0.16%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	120	177,133
8.08%, 02/15/50	200	323,090

Security	Principal (000s)	Value
Ohio State University (The) RB Series A
4.80%, 06/01/11	$200	$220,912
Ohio State University (The) RB BAB
4.91%, 06/01/40	550	660,693

		1,381,828
OREGON — 0.18%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28(NATL)	600	715,224
5.68%, 06/30/28(NATL)	500	616,830
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34	175	229,306

		1,561,360
PENNSYLVANIA — 0.11%
Commonwealth of Pennsylvania GO BAB
5.45%, 02/15/30	300	358,686
Series B
4.65%, 02/15/26	100	111,644
Pennsylvania Turnpike Commission RB BAB Series B
5.56%, 12/01/49	350	445,144

		915,474
TEXAS — 1.11%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28	450	485,284
City of Houston TX GOL Series A
6.29%, 03/01/32[b]	400	494,576
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	800	1,064,160
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	750	1,039,177
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	515	676,494

58	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	$150	$199,388
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	550	655,226
North Texas Tollway Authority RB BAB
8.91%, 02/01/30 (Call 02/01/20)	550	673,332
State of Texas GO BAB
5.52%, 04/01/39	750	1,002,442
Series A
4.63%, 04/01/33	500	580,750
4.68%, 04/01/40	100	118,755
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	1,375	1,663,860
University of Texas System (The) RB Series D
5.13%, 08/15/42	250	310,728
University of Texas System (The) RB BAB Series B
6.28%, 08/15/41(Call 08/15/19)	370	422,174

		9,386,346
UTAH — 0.06%
State of Utah GO BAB Series B
3.54%, 07/01/25	115	123,354
Utah Transit Authority RB BAB Series B
5.94%, 06/15/39	300	402,897

		526,251
VIRGINIA — 0.05%
University of Virginia RB BAB
6.20%, 09/01/39	300	436,428

		436,428

Security	Principal or Shares (000s)	Value
WASHINGTON — 0.08%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	$150	$194,346
State of Washington GO BAB
5.14%, 08/01/40	400	494,368

		688,714

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $73,835,235)		76,636,600

U.S. GOVERNMENT OBLIGATIONS — 0.18%
U.S. Treasury Note/Bond
2.25%, 11/15/24	1,500	1,531,755

		1,531,755

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,562,731)		1,531,755

SHORT-TERM INVESTMENTS — 5.96%

MONEY MARKET FUNDS — 5.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[f,g,h]	37,344	37,343,855
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[f,g,h]	3,040	3,040,310
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	10,284	10,283,622

		50,667,787

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,667,787)		50,667,787

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 103.79%
(Cost: $856,973,652)	$882,599,776
Other Assets, Less Liabilities — (3.79)%	(32,223,621)

NET ASSETS — 100.00%	$850,376,155

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

60	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 82.30%

ADVERTISING — 0.14%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$162	$164,755
4.00%, 03/15/22	100	103,391
Omnicom Group Inc.
3.63%, 05/01/22	452	474,461
4.45%, 08/15/20	200	219,733
5.90%, 04/15/16	35	36,806
WPP Finance 2010
3.75%, 09/19/24	150	156,327
4.75%, 11/21/21	75	83,641
5.63%, 11/15/43	200	241,801

		1,480,915
AEROSPACE & DEFENSE — 1.08%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	200	203,849
4.70%, 10/27/19	130	146,428
Boeing Co. (The)
2.35%, 10/30/21	500	501,416
2.85%, 10/30/24 (Call 07/30/24)	85	86,458
3.30%, 03/01/35	80	79,724
4.88%, 02/15/20	200	227,974
5.88%, 02/15/40	250	336,418
6.88%, 03/15/39	62	92,596
Embraer SA
5.15%, 06/15/22	112	116,900
General Dynamics Corp.
1.00%, 11/15/17	250	248,981
2.25%, 07/15/16	78	79,537
2.25%, 11/15/22 (Call 08/15/22)	350	340,940
3.88%, 07/15/21 (Call 04/15/21)	100	108,806
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	300	305,851
4.95%, 02/15/21 (Call 11/15/20)	262	284,270
5.20%, 10/15/19	252	278,576

Security	Principal (000s)	Value
Lockheed Martin Corp.
2.13%, 09/15/16	$200	$203,880
3.35%, 09/15/21	384	404,674
3.80%, 03/01/45 (Call 09/01/44)	380	380,424
4.07%, 12/15/42	604	627,196
4.25%, 11/15/19	180	197,641
Northrop Grumman Corp.
3.50%, 03/15/21	232	243,284
3.85%, 04/15/45 (Call 10/15/44)	165	161,985
4.75%, 06/01/43[a]	250	279,111
5.05%, 08/01/19	500	556,896
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	312	308,872
3.13%, 10/15/20	300	313,726
4.20%, 12/15/44 (Call 06/15/44)	200	213,182
4.88%, 10/15/40	130	150,330
6.40%, 12/15/18	150	174,969
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	51,616
4.80%, 12/15/43 (Call 06/15/43)	100	116,976
5.25%, 07/15/19	100	110,779
United Technologies Corp.
1.80%, 06/01/17	400	407,969
3.10%, 06/01/22	1,250	1,299,170
4.50%, 04/15/20	114	127,080
4.50%, 06/01/42	500	556,006
5.70%, 04/15/40	500	640,115
6.05%, 06/01/36[a]	285	378,719
6.13%, 02/01/19	157	182,671

		11,525,995
AGRICULTURE — 1.00%
Altria Group Inc.
4.00%, 01/31/24	1,600	1,712,274
4.75%, 05/05/21	500	556,331
5.38%, 01/31/44	400	472,717
9.25%, 08/06/19	246	316,375
10.20%, 02/06/39	193	341,850

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Archer-Daniels-Midland Co.
5.38%, 09/15/35	$371	$452,375
5.45%, 03/15/18	72	80,460
5.77%, 03/01/41[b]	250	326,069
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	100	102,929
8.50%, 06/15/19	300	364,519
Lorillard Tobacco Co.
3.50%, 08/04/16[a]	100	102,947
6.88%, 05/01/20	500	594,605
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	500	514,333
Philip Morris International Inc.
1.63%, 03/20/17	250	253,149
2.50%, 05/16/16	300	306,472
2.50%, 08/22/22	192	190,406
2.90%, 11/15/21	377	386,162
3.25%, 11/10/24	700	723,369
4.13%, 03/04/43	212	218,849
4.25%, 11/10/44	500	527,541
5.65%, 05/16/18	600	678,274
6.38%, 05/16/38	450	605,302
Reynolds American Inc.
3.25%, 11/01/22	250	249,102
4.75%, 11/01/42	250	252,156
6.75%, 06/15/17	180	199,657
7.25%, 06/15/37	114	149,264

		10,677,487
AIRLINES — 0.27%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	916	995,975
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	36	39,392
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	658	762,160
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	241	253,492

Security	Principal (000s)	Value
Delta Air Lines Inc. 2009-1 Pass Through Trust Class A
7.75%, 06/17/21	$141	$163,355
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[a]	68	72,745
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	259	279,558
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	75	76,287
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	200	207,000

		2,849,964
APPAREL — 0.06%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	80	78,804
3.63%, 05/01/43 (Call 11/01/42)	300	301,631
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	200	211,920

		592,355
AUTO MANUFACTURERS — 0.60%
American Honda Finance Corp.
1.20%, 07/14/17	600	601,071
2.25%, 08/15/19	250	253,895
Daimler Finance North America LLC
8.50%, 01/18/31	210	327,074
Ford Motor Co.
4.75%, 01/15/43[a]	1,000	1,096,131
6.50%, 08/01/18[a]	105	119,961
7.45%, 07/16/31	40	55,667
PACCAR Financial Corp.
1.10%, 06/06/17	250	249,591
Toyota Motor Credit Corp.
1.38%, 01/10/18	312	313,078
1.45%, 01/12/18	1,145	1,151,374
2.00%, 09/15/16	700	713,868
2.13%, 07/18/19	800	811,450
2.63%, 01/10/23	300	301,738

62	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
3.30%, 01/12/22	$350	$370,889
3.40%, 09/15/21	100	106,494

		6,472,281
AUTO PARTS & EQUIPMENT — 0.14%
BorgWarner Inc.
4.63%, 09/15/20	100	110,362
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)[a]	250	265,065
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	250	258,259
3.75%, 12/01/21 (Call 09/01/21)	182	191,615
4.25%, 03/01/21	200	215,873
4.95%, 07/02/64 (Call 01/02/64)	200	213,815
5.00%, 03/30/20	92	102,426
5.70%, 03/01/41	136	164,574

		1,521,989
BANKS — 18.37%
Abbey National Treasury Services PLC/London
4.00%, 04/27/16	705	728,624
4.00%, 03/13/24[a]	550	591,296
Associated Banc-Corp.
5.13%, 03/28/16 (Call 02/28/16)	100	103,905
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	500	499,175
2.25%, 06/13/19	750	757,229
Banco do Brasil SA
3.88%, 10/10/22	500	451,250
Bancolombia SA
5.95%, 06/03/21	200	220,760
Bank of America Corp.
1.25%, 01/11/16[a]	500	501,363
1.70%, 08/25/17	170	170,398
2.00%, 01/11/18	800	803,292
2.65%, 04/01/19	1,500	1,523,639
3.30%, 01/11/23	450	453,938
3.63%, 03/17/16	75	76,958

Security	Principal (000s)	Value
4.00%, 04/01/24[a]	$1,750	$1,849,236
4.00%, 01/22/25	250	252,992
4.13%, 01/22/24	1,250	1,331,555
4.88%, 04/01/44	700	797,668
5.00%, 05/13/21	125	140,142
5.42%, 03/15/17	700	748,268
5.63%, 07/01/20	1,950	2,233,169
5.65%, 05/01/18	400	443,644
5.70%, 01/24/22	370	429,987
5.75%, 12/01/17	250	275,993
5.88%, 01/05/21	375	436,674
5.88%, 02/07/42	250	317,449
6.05%, 05/16/16	750	790,660
6.11%, 01/29/37	300	362,407
6.40%, 08/28/17	526	585,464
6.50%, 08/01/16	425	455,895
6.88%, 04/25/18	425	486,790
7.63%, 06/01/19	520	627,872
7.75%, 05/14/38	550	786,033
Series 1
3.75%, 07/12/16	1,375	1,421,264
Bank of America N.A.
5.30%, 03/15/17	1,500	1,606,084
6.00%, 10/15/36	426	538,201
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	950	949,923
1.45%, 04/09/18 (Call 03/09/18)	682	677,856
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	500	495,587
1.97%, 06/20/17[b]	450	454,824
2.30%, 07/28/16	550	561,113
3.00%, 02/24/25	85	85,779
3.55%, 09/23/21 (Call 08/23/21)	400	424,884
3.65%, 02/04/24 (Call 01/05/24)	600	638,113
5.45%, 05/15/19	200	225,506
Bank of Nova Scotia (The)
1.10%, 12/13/16	500	500,674
1.30%, 07/21/17	550	549,955

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
1.45%, 04/25/18[a]	$1,000	$992,620
2.55%, 01/12/17	182	186,945
2.90%, 03/29/16	400	409,853
4.38%, 01/13/21	150	165,740
Barclays Bank PLC
3.75%, 05/15/24	400	422,873
5.00%, 09/22/16	350	371,180
5.13%, 01/08/20	1,050	1,188,857
5.14%, 10/14/20	250	276,737
6.75%, 05/22/19	450	533,684
BB&T Corp.
2.15%, 03/22/17 (Call 02/22/17)	450	457,140
2.25%, 02/01/19 (Call 01/02/19)	500	502,682
2.45%, 01/15/20 (Call 12/15/19)	750	756,630
3.20%, 03/15/16 (Call 02/16/16)	500	511,176
6.85%, 04/30/19	255	301,882
BNP Paribas SA
1.38%, 03/17/17	1,000	1,000,836
2.38%, 09/14/17	225	229,297
2.70%, 08/20/18	450	462,010
3.25%, 03/03/23	600	614,778
4.25%, 10/15/24[a]	200	207,468
5.00%, 01/15/21	450	510,978
BPCE SA
1.63%, 02/10/17	500	503,649
2.50%, 07/15/19	500	507,601
4.00%, 04/15/24	250	268,514
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	250	248,905
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	450	449,473
Capital One Financial Corp.
3.15%, 07/15/16	50	51,320
3.20%, 02/05/25 (Call 01/05/25)	105	103,914
3.75%, 04/24/24 (Call 03/24/24)	400	413,267

Security	Principal (000s)	Value
4.75%, 07/15/21	$40	$44,513
6.75%, 09/15/17	150	168,730
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	750	748,651
2.40%, 09/05/19 (Call 08/15/19)	250	250,488
Citigroup Inc.
1.70%, 07/25/16	1,250	1,258,588
1.80%, 02/05/18	695	692,803
2.50%, 07/29/19	1,400	1,408,520
3.38%, 03/01/23	400	407,656
3.88%, 10/25/23	950	997,871
3.95%, 06/15/16	300	310,514
4.45%, 01/10/17	600	632,271
4.50%, 01/14/22	100	109,552
5.30%, 05/06/44	200	223,609
5.38%, 08/09/20	950	1,080,114
5.50%, 09/13/25	1,750	1,978,159
6.00%, 08/15/17	475	523,874
6.00%, 10/31/33	655	769,572
6.13%, 11/21/17	650	724,826
6.13%, 05/15/18	225	253,287
6.88%, 03/05/38[a]	475	657,465
8.13%, 07/15/39	600	926,722
8.50%, 05/22/19	175	217,847
Comerica Bank
5.75%, 11/21/16	500	537,999
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	400	399,132
1.90%, 09/18/17	500	504,937
2.30%, 09/06/19	500	503,560
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	500	519,680
3.88%, 02/08/22	630	677,232
4.50%, 01/11/21	75	83,156
5.25%, 05/24/41	250	299,383
5.75%, 12/01/43	500	610,072
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
1.70%, 03/19/18	1,700	1,698,418

64	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
CorpBanca SA
3.13%, 01/15/18	$200	$200,760
Credit Suisse/New York NY
1.75%, 01/29/18	800	798,835
3.00%, 10/29/21	1,000	1,017,931
3.63%, 09/09/24	250	259,849
4.38%, 08/05/20	1,000	1,095,469
5.30%, 08/13/19	500	560,764
5.40%, 01/14/20	160	179,399
Deutsche Bank AG/London
1.88%, 02/13/18	60	60,143
3.25%, 01/11/16	400	408,054
3.70%, 05/30/24	950	995,258
6.00%, 09/01/17	650	720,266
Discover Bank/Greenwood DE
7.00%, 04/15/20	550	655,047
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	400	416,226
3.63%, 01/25/16	112	114,690
8.25%, 03/01/38	325	487,147
Fifth Third Bank/Cincinnati OH
2.88%, 10/01/21 (Call 09/01/21)	200	201,078
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	800	813,320
2.55%, 10/23/19	630	634,018
2.60%, 04/23/20 (Call 03/23/20)	1,000	1,003,149
3.63%, 02/07/16	750	768,784
3.63%, 01/22/23	500	516,364
3.85%, 07/08/24 (Call 04/08/24)	850	888,339
5.25%, 07/27/21	300	339,928
5.35%, 01/15/16	370	384,380
5.38%, 03/15/20	350	395,524
5.63%, 01/15/17	1,092	1,168,882
5.75%, 01/24/22	700	816,596
5.95%, 01/18/18	420	467,810
5.95%, 01/15/27	950	1,118,455
6.00%, 06/15/20	100	116,406
6.13%, 02/15/33	850	1,070,520
6.15%, 04/01/18	556	625,516
6.25%, 09/01/17	500	555,670

Security	Principal (000s)	Value
6.25%, 02/01/41	$1,280	$1,676,458
6.75%, 10/01/37	217	280,876
7.50%, 02/15/19	450	536,974
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	750	828,008
HSBC Holdings PLC
5.10%, 04/05/21	314	354,692
6.10%, 01/14/42	312	413,426
6.50%, 05/02/36	1,200	1,536,210
6.50%, 09/15/37	349	447,584
6.80%, 06/01/38	700	937,526
HSBC USA Inc.
1.63%, 01/16/18	1,500	1,499,724
3.50%, 06/23/24	350	366,640
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	500	499,800
2.40%, 04/01/20	250	251,011
Intesa Sanpaolo SpA
3.13%, 01/15/16	500	507,876
3.88%, 01/16/18	500	521,758
5.25%, 01/12/24	200	224,797
JPMorgan Chase & Co.
1.13%, 02/26/16	500	501,576
1.35%, 02/15/17	500	500,930
2.20%, 10/22/19	2,650	2,637,937
2.25%, 01/23/20 (Call 12/23/19)[a]	500	497,153
2.60%, 01/15/16	250	253,907
3.13%, 01/23/25 (Call 10/23/24)	250	247,516
3.15%, 07/05/16	400	410,079
3.20%, 01/25/23[a]	1,250	1,267,183
3.45%, 03/01/16	332	340,129
3.88%, 09/10/24	500	509,666
4.13%, 12/15/26	1,000	1,027,436
4.25%, 10/15/20	600	651,338
4.35%, 08/15/21	280	305,402
4.40%, 07/22/20	242	264,367
4.50%, 01/24/22	1,000	1,102,435
4.63%, 05/10/21	500	552,911
4.85%, 02/01/44	500	573,029
5.40%, 01/06/42	480	577,118

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.50%, 10/15/40	$300	$363,851
5.60%, 07/15/41	500	616,126
6.00%, 01/15/18	719	804,618
6.30%, 04/23/19	1,080	1,251,951
6.40%, 05/15/38	225	299,388
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	2,200	2,437,871
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	500	499,978
KeyCorp
5.10%, 03/24/21[a]	300	339,953
KfW
0.50%, 04/19/16	350	350,134
0.88%, 12/15/17	2,600	2,585,883
1.25%, 10/05/16	2,350	2,373,213
2.00%, 06/01/16	1,800	1,832,755
2.13%, 01/17/23[a]	3,150	3,183,727
2.38%, 08/25/21	675	697,845
2.50%, 11/20/24	250	258,600
2.63%, 02/16/16	550	561,555
2.63%, 01/25/22	500	523,851
2.75%, 09/08/20[a]	2,000	2,109,040
2.75%, 10/01/20	1,500	1,582,265
4.00%, 01/27/20	1,650	1,834,215
4.50%, 07/16/18	450	497,692
4.88%, 01/17/17	500	538,560
4.88%, 06/17/19	500	570,042
5.13%, 03/14/16	510	534,535
Korea Development Bank (The)
1.50%, 01/22/18	500	496,094
3.75%, 01/22/24	200	214,485
3.88%, 05/04/17	1,100	1,150,898
4.63%, 11/16/21	300	336,097
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	650	646,102
1.38%, 10/23/19	400	396,827
1.88%, 09/17/18	450	458,543
2.13%, 07/15/16	675	689,704
2.38%, 09/13/17	625	646,316
5.00%, 11/08/16	170	182,265
Lloyds Bank PLC
2.35%, 09/05/19[a]	800	807,404
4.20%, 03/28/17	500	528,494
6.38%, 01/21/21	55	66,255

Security	Principal (000s)	Value
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	$250	$249,510
2.25%, 07/25/19 (Call 06/25/19)	500	501,358
2.90%, 02/06/25 (Call 01/06/25)	250	248,030
Morgan Stanley
1.75%, 02/25/16	350	352,791
2.13%, 04/25/18	1,100	1,105,796
2.50%, 01/24/19	600	608,847
2.65%, 01/27/20	500	504,274
3.80%, 04/29/16	600	617,903
4.10%, 05/22/23	500	515,733
4.30%, 01/27/45	200	204,289
4.35%, 09/08/26	65	67,859
4.88%, 11/01/22	900	977,939
5.00%, 11/24/25	250	275,456
5.45%, 01/09/17	450	481,941
5.50%, 07/28/21	155	178,569
5.63%, 09/23/19	200	226,285
5.75%, 10/18/16	2,054	2,197,387
5.75%, 01/25/21	400	463,664
5.95%, 12/28/17	1,150	1,277,368
6.38%, 07/24/42	1,250	1,666,662
6.63%, 04/01/18	532	605,184
7.25%, 04/01/32	350	484,797
7.30%, 05/13/19	525	625,925
Series F
3.88%, 04/29/24	1,250	1,307,091
MUFG Americas Holdings Corp.
3.50%, 06/18/22	400	416,393
MUFG Union Bank N.A.
5.95%, 05/11/16	600	632,554
National Australia Bank Ltd./New York
2.30%, 07/25/18	500	507,355
National City Corp.
6.88%, 05/15/19	400	469,714
Northern Trust Corp.
3.38%, 08/23/21	500	528,355
Oesterreichische Kontrollbank AG
1.63%, 03/12/19	850	855,504
5.00%, 04/25/17	900	978,326

66	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
PNC Bank N.A.
2.25%, 07/02/19 (Call 06/02/19)[c]	$1,900	$1,912,787
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	350	363,481
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	312	324,706
4.38%, 08/11/20[c]	250	275,007
5.13%, 02/08/20[c]	395	446,710
Regions Bank/Birmingham AL
6.45%, 06/26/37	250	316,391
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	500	496,894
Royal Bank of Canada
1.50%, 01/16/18	550	550,902
2.15%, 03/15/19[a]	1,000	1,009,140
2.30%, 07/20/16	875	892,402
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	400	467,460
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	302	312,364
5.63%, 08/24/20	275	316,119
6.13%, 01/11/21	210	248,694
Santander Bank N.A.
8.75%, 05/30/18	250	295,664
Societe Generale SA
2.63%, 10/01/18	250	254,494
State Street Corp.
2.88%, 03/07/16	200	204,495
3.30%, 12/16/24	250	258,400
3.70%, 11/20/23	350	371,897
4.38%, 03/07/21	212	235,657
4.96%, 03/15/18	152	164,148
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	500	496,729
1.50%, 01/18/18	750	743,053
2.25%, 07/11/19[a]	500	499,711
2.45%, 01/16/20[a]	250	251,790
3.40%, 07/11/24[a]	350	359,528

Security	Principal (000s)	Value
SunTrust Bank/Atlanta GA
5.00%, 09/01/15	$77	$78,533
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	600	624,172
3.60%, 04/15/16 (Call 03/15/16)	400	410,497
SVB Financial Group
3.50%, 01/29/25	250	246,020
Svenska Handelsbanken AB
2.25%, 06/17/19	500	503,803
2.88%, 04/04/17	500	516,895
Toronto-Dominion Bank (The)
1.40%, 04/30/18	850	846,560
2.25%, 11/05/19	400	404,016
2.38%, 10/19/16	112	114,703
2.50%, 07/14/16	680	695,679
2.63%, 09/10/18	250	257,521
U.S. Bancorp/MN
2.20%, 04/25/19 (Call 03/25/19)	250	252,689
3.00%, 03/15/22 (Call 02/15/22)	250	256,279
4.13%, 05/24/21 (Call 04/23/21)	800	878,213
Series F
2.20%, 11/15/16 (Call 10/14/16)	560	571,646
U.S. Bank N.A./Cincinnati OH
1.10%, 01/30/17 (Call 12/30/16)	500	498,930
2.80%, 01/27/25 (Call 12/27/24)	750	747,866
UBS AG/Stamford CT
2.38%, 08/14/19	1,150	1,162,701
4.88%, 08/04/20	500	563,844
5.75%, 04/25/18	650	726,330
Series 10
5.88%, 07/15/16	400	425,066
Wachovia Corp.
5.63%, 10/15/16	260	277,757
5.75%, 06/15/17	2,400	2,642,706
5.75%, 02/01/18	1,375	1,535,646

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Wells Fargo & Co.
1.50%, 01/16/18	$400	$399,983
3.00%, 02/19/25	165	164,675
3.30%, 09/09/24[a]	1,100	1,127,798
3.50%, 03/08/22	620	653,430
3.68%, 06/15/16[b]	500	517,205
4.10%, 06/03/26	1,000	1,047,500
4.13%, 08/15/23	200	212,344
4.60%, 04/01/21	275	306,844
5.13%, 09/15/16	150	158,587
5.61%, 01/15/44	2,170	2,642,732
5.63%, 12/11/17	555	617,473
Series M
3.45%, 02/13/23	270	275,026
Series N
2.15%, 01/30/20	500	499,216
Westpac Banking Corp.
1.60%, 01/12/18	700	699,774
2.00%, 08/14/17	1,082	1,097,509
4.88%, 11/19/19	380	423,782

		196,741,311
BEVERAGES — 1.65%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	120	133,617
6.45%, 09/01/37	478	628,248
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	1,100	1,105,218
2.63%, 01/17/23	200	197,217
3.70%, 02/01/24[a]	1,400	1,480,310
4.00%, 01/17/43	75	73,959
4.63%, 02/01/44	400	434,394
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	900	906,128
4.38%, 02/15/21	75	82,763
5.38%, 01/15/20	96	110,372
6.38%, 01/15/40[a]	210	272,560
7.75%, 01/15/19	250	302,220
8.20%, 01/15/39	230	358,634
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	150,902
5.38%, 01/15/16	45	46,702

Security	Principal (000s)	Value
Brown-Forman Corp.
2.50%, 01/15/16	$300	$304,956
Coca-Cola Co. (The)
1.65%, 03/14/18	300	303,372
1.80%, 09/01/16	800	813,068
3.15%, 11/15/20	420	444,199
3.20%, 11/01/23	552	579,599
3.30%, 09/01/21	462	490,501
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	250	252,959
4.50%, 09/01/21 (Call 06/01/21)	400	443,017
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	200	203,616
5.25%, 11/26/43	300	351,504
Diageo Capital PLC
1.13%, 04/29/18[a]	450	446,166
2.63%, 04/29/23 (Call 01/29/23)	1,050	1,036,431
3.88%, 04/29/43 (Call 10/29/42)	35	34,888
5.75%, 10/23/17	326	364,007
5.88%, 09/30/36	78	99,354
Diageo Investment Corp.
4.25%, 05/11/42	200	210,844
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	130	132,390
3.20%, 11/15/21 (Call 08/15/21)	450	459,928
Molson Coors Brewing Co.
2.00%, 05/01/17	250	252,903
5.00%, 05/01/42	250	259,715
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	785	1,102,796
PepsiCo Inc.
1.25%, 08/13/17	300	300,843
2.50%, 05/10/16	242	246,655
3.00%, 08/25/21[a]	750	776,700
3.60%, 03/01/24 (Call 12/01/23)	500	532,745
4.00%, 03/05/42[a]	228	230,124
5.50%, 01/15/40	250	306,762
7.90%, 11/01/18	367	446,058

		17,709,344

68	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.86%
Amgen Inc.
2.13%, 05/15/17	$302	$307,508
2.20%, 05/22/19 (Call 04/22/19)	500	502,887
2.30%, 06/15/16	180	182,748
2.50%, 11/15/16	600	614,732
3.88%, 11/15/21 (Call 08/15/21)	192	205,239
4.10%, 06/15/21 (Call 03/15/21)	762	825,332
5.15%, 11/15/41 (Call 05/15/41)	950	1,088,619
5.38%, 05/15/43 (Call 11/15/42)	250	297,186
5.65%, 06/15/42 (Call 12/15/41)	180	218,628
5.75%, 03/15/40	50	60,668
5.85%, 06/01/17	275	302,177
6.38%, 06/01/37	280	358,236
Celgene Corp.
3.25%, 08/15/22	400	409,242
3.63%, 05/15/24 (Call 02/15/24)	500	520,269
3.95%, 10/15/20	200	215,078
4.63%, 05/15/44 (Call 11/15/43)	200	217,838
Gilead Sciences Inc.
2.35%, 02/01/20	500	508,045
3.05%, 12/01/16	100	103,807
3.70%, 04/01/24 (Call 01/01/24)	700	746,013
4.40%, 12/01/21 (Call 09/01/21)	250	278,592
4.50%, 04/01/21 (Call 01/01/21)	200	223,157
4.50%, 02/01/45 (Call 08/01/44)	750	829,103
5.65%, 12/01/41 (Call 06/01/41)	152	192,705

		9,207,809

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.12%
CRH America Inc.
6.00%, 09/30/16	$819	$878,301
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	352	368,130

		1,246,431
CHEMICALS — 1.79%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	450	449,300
4.13%, 03/15/35 (Call 09/15/34)	45	44,704
5.25%, 01/15/45 (Call 07/15/44)	300	339,947
6.75%, 01/15/19	78	90,461
Air Products & Chemicals Inc.
2.00%, 08/02/16	88	89,446
3.00%, 11/03/21	200	205,812
4.38%, 08/21/19	150	165,007
Airgas Inc.
2.95%, 06/15/16 (Call 05/15/16)	112	114,334
3.65%, 07/15/24 (Call 04/15/24)	300	309,336
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	212,853
Cabot Corp.
3.70%, 07/15/22	50	51,453
CF Industries Inc.
5.38%, 03/15/44	500	564,034
7.13%, 05/01/20	350	420,393
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	212	211,952
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	650	648,963
4.13%, 11/15/21 (Call 08/15/21)	290	313,372
4.25%, 10/01/34 (Call 04/01/34)	950	963,205

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.38%, 11/15/42 (Call 05/15/42)	$352	$353,173
8.55%, 05/15/19	600	748,001
9.40%, 05/15/39	70	114,878
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	450	464,938
3.80%, 03/15/25 (Call 12/15/24)	500	518,957
5.50%, 11/15/19	180	203,793
Ecolab Inc.
1.45%, 12/08/17	450	448,499
3.00%, 12/08/16	102	105,289
4.35%, 12/08/21	362	397,454
5.50%, 12/08/41	100	120,889
EI du Pont de Nemours & Co.
2.75%, 04/01/16	50	51,157
2.80%, 02/15/23	212	211,804
3.63%, 01/15/21	436	461,312
4.15%, 02/15/43	300	303,798
4.63%, 01/15/20	182	202,694
5.25%, 12/15/16	228	245,120
6.00%, 07/15/18	579	659,199
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	100	104,576
Lubrizol Corp.
8.88%, 02/01/19	250	312,248
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	400	429,777
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	1,500	1,645,518
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	300	297,545
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	50	48,329
2.75%, 04/15/16	150	153,085
3.38%, 07/15/24 (Call 04/15/24)[a]	670	694,098

Security	Principal (000s)	Value
4.40%, 07/15/44 (Call 01/15/44)	$450	$485,194
5.88%, 04/15/38	150	185,817
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)[a]	210	224,090
5.63%, 11/15/43 (Call 05/15/43)	250	299,941
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	180	188,585
5.63%, 12/01/40	182	227,775
6.50%, 05/15/19	160	188,022
PPG Industries Inc.
1.90%, 01/15/16	100	100,875
3.60%, 11/15/20	100	104,869
5.50%, 11/15/40	202	248,743
Praxair Inc.
1.25%, 11/07/18	130	128,050
2.20%, 08/15/22 (Call 05/15/22)	400	389,935
2.45%, 02/15/22 (Call 11/15/21)	212	211,286
2.65%, 02/05/25 (Call 11/05/24)	170	168,049
3.00%, 09/01/21	100	103,569
4.05%, 03/15/21	52	57,030
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	500	520,000
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	300	295,931
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	100	100,932
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	51,937
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	200	211,814
4.40%, 02/01/45 (Call 08/01/44)	200	200,200

		19,183,347

70	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.40%
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	$159	$177,719
Emory University
5.63%, 09/01/19	40	46,390
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	200,623
6.30%, 07/01/17	100	110,347
Massachusetts Institute of Technology
4.68%, 07/01/14	200	230,778
5.60%, 07/01/11	205	282,223
MasterCard Inc.
3.38%, 04/01/24	250	262,419
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	200	202,806
4.88%, 02/15/24 (Call 11/15/23)	250	275,552
5.50%, 09/01/20	100	114,202
Princeton University Series A
4.95%, 03/01/19	250	280,224
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	200	200,101
3.00%, 08/15/19 (Call 07/15/19)	300	304,264
4.25%, 08/15/24 (Call 05/15/24)	400	419,492
Vanderbilt University (The)
5.25%, 04/01/19	125	141,620
Verisk Analytics Inc.
4.13%, 09/12/22	350	366,660
Western Union Co. (The)
3.65%, 08/22/18	250	259,499
5.25%, 04/01/20[a]	160	174,872
5.93%, 10/01/16	230	245,680

		4,295,471

Security	Principal (000s)	Value
COMPUTERS — 1.51%
Apple Inc.
0.45%, 05/03/16	$500	$499,105
1.00%, 05/03/18	200	198,256
1.55%, 02/07/20	200	197,989
2.10%, 05/06/19	1,700	1,730,510
2.40%, 05/03/23	700	692,645
2.50%, 02/09/25	175	172,071
3.45%, 05/06/24	600	638,220
3.45%, 02/09/45	720	679,639
3.85%, 05/04/43	500	503,967
4.45%, 05/06/44	300	333,422
Computer Sciences Corp.
6.50%, 03/15/18	240	264,578
EMC Corp./MA
1.88%, 06/01/18	912	916,978
3.38%, 06/01/23 (Call 03/01/23)	250	252,483
Hewlett-Packard Co.
2.60%, 09/15/17	350	359,084
2.65%, 06/01/16	352	358,295
2.75%, 01/14/19	800	811,648
3.00%, 09/15/16	500	513,655
4.30%, 06/01/21[a]	262	281,212
4.38%, 09/15/21[a]	150	161,666
4.65%, 12/09/21[a]	450	492,188
6.00%, 09/15/41	252	285,832
International Business Machines Corp.
1.25%, 02/06/17	500	503,789
1.95%, 07/22/16	600	609,919
2.90%, 11/01/21[a]	500	518,320
4.00%, 06/20/42	615	615,620
5.60%, 11/30/39	342	415,603
5.70%, 09/14/17	1,384	1,544,514
7.63%, 10/15/18	570	688,108
NetApp Inc.
2.00%, 12/15/17	330	331,306
Seagate HDD Cayman
4.75%, 06/01/23	500	531,413
5.75%, 12/01/34 (Call 06/01/34)[d]	60	65,959

		16,167,994

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.31%
Colgate-Palmolive Co.
1.30%, 01/15/17	$300	$301,423
2.95%, 11/01/20	250	260,970
3.25%, 03/15/24[a]	500	525,904
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	97,962
Procter & Gamble Co. (The)
1.45%, 08/15/16	140	141,450
1.90%, 11/01/19[a]	410	413,593
2.30%, 02/06/22	452	451,623
4.70%, 02/15/19	450	503,193
5.55%, 03/05/37	428	570,294

		3,266,412
DISTRIBUTION & WHOLESALE — 0.06%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	250	261,954
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	200	205,305
5.25%, 09/01/17	200	214,996

		682,255
DIVERSIFIED FINANCIAL SERVICES — 4.06%
Affiliated Managers Group Inc.
3.50%, 08/01/25	250	249,502
Air Lease Corp.
3.75%, 02/01/22 (Call 12/01/21)	250	249,213
3.88%, 04/01/21 (Call 03/01/21)	375	385,133
Alterra Finance LLC
6.25%, 09/30/20	100	117,122
American Express Co.
1.55%, 05/22/18	302	301,229
2.65%, 12/02/22	212	211,362
3.63%, 12/05/24 (Call 11/04/24)[a]	250	255,990
4.05%, 12/03/42	275	278,963
6.80%, 09/01/66 (Call 09/01/16)[e]	128	134,720
7.00%, 03/19/18	856	989,688

Security	Principal (000s)	Value
American Express Credit Corp.
1.13%, 06/05/17	$900	$898,428
1.30%, 07/29/16	500	502,072
1.55%, 09/22/17	145	145,714
2.80%, 09/19/16	1,050	1,079,432
Ameriprise Financial Inc.
3.70%, 10/15/24	200	209,860
4.00%, 10/15/23	750	803,467
Associates Corp. of North America
6.95%, 11/01/18	505	589,009
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17	550	590,276
7.25%, 02/01/18	475	547,766
Capital One Bank USA N.A.
2.30%, 06/05/19 (Call 05/05/19)[a]	500	499,923
8.80%, 07/15/19	850	1,062,288
Charles Schwab Corp. (The)
3.23%, 09/01/22	205	210,815
CME Group Inc./IL
3.00%, 09/15/22	112	115,646
5.30%, 09/15/43 (Call 03/15/43)	250	306,242
Countrywide Financial Corp.
6.25%, 05/15/16	235	248,270
Credit Suisse USA Inc.
5.38%, 03/02/16	179	187,157
7.13%, 07/15/32	150	212,667
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	200	203,901
5.20%, 04/27/22	160	176,833
Ford Motor Credit Co. LLC
2.38%, 01/16/18	500	508,278
2.50%, 01/15/16	300	303,942
3.00%, 06/12/17	1,000	1,031,594
3.66%, 09/08/24	200	206,517
4.25%, 02/03/17	600	631,689
5.00%, 05/15/18	1,400	1,527,853
5.75%, 02/01/21[a]	1,500	1,742,919
8.00%, 12/15/16	300	334,547
Franklin Resources Inc.
2.80%, 09/15/22	62	62,619

72	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
General Electric Capital Corp.
1.00%, 01/08/16	$1,150	$1,155,812
1.63%, 04/02/18[a]	900	906,055
2.20%, 01/09/20 (Call 12/09/19)	500	504,444
2.95%, 05/09/16	2,175	2,231,429
3.45%, 05/15/24 (Call 02/13/24)	1,500	1,578,778
4.63%, 01/07/21	225	252,771
4.65%, 10/17/21	175	198,374
5.00%, 01/08/16	185	192,119
5.30%, 02/11/21	470	540,764
5.40%, 02/15/17	270	292,930
5.63%, 09/15/17	900	998,730
5.63%, 05/01/18	275	309,208
5.88%, 01/14/38	2,600	3,375,188
6.00%, 08/07/19	795	930,963
6.38%, 11/15/67 (Call 11/15/17)[e]	400	434,000
6.88%, 01/10/39	850	1,227,836
Series A
6.75%, 03/15/32	467	644,843
Goldman Sachs Capital I
6.35%, 02/15/34	945	1,146,178
HSBC Finance Corp.
5.50%, 01/19/16	750	779,317
6.68%, 01/15/21	364	435,456
International Lease Finance Corp.
6.75%, 09/01/16[a],d	500	531,250
Invesco Finance PLC
4.00%, 01/30/24	450	480,492
Jefferies Group LLC
5.13%, 04/13/18	450	474,783
6.45%, 06/08/27	125	134,290
6.50%, 01/20/43	175	177,393
8.50%, 07/15/19	200	238,826
Lazard Group LLC
6.85%, 06/15/17	300	332,715
Legg Mason Inc.
5.63%, 01/15/44	250	293,223
Murray Street Investment Trust I
4.65%, 03/09/17[b]	1,150	1,220,556

Security	Principal (000s)	Value
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	$83	$90,738
5.55%, 01/15/20	250	277,447
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/15/19 (Call 10/15/19)	100	100,650
3.05%, 02/15/22 (Call 11/15/21)	80	82,040
10.38%, 11/01/18	300	389,190
Series C
8.00%, 03/01/32	325	489,814
Nomura Holdings Inc.
2.00%, 09/13/16	390	392,924
2.75%, 03/19/19	400	407,329
6.70%, 03/04/20	250	297,794
NYSE Euronext
2.00%, 10/05/17	500	506,932
Raymond James Financial Inc.
4.25%, 04/15/16	50	51,664
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	285,778

		43,503,669
ELECTRIC — 5.65%
Alabama Power Co.
3.38%, 10/01/20	175	184,767
4.10%, 01/15/42	400	431,101
4.15%, 08/15/44 (Call 02/15/44)	400	436,044
6.00%, 03/01/39	225	304,932
Series 1
5.65%, 03/15/35 (Call 03/15/15)	250	250,000
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	200	206,240
4.30%, 07/01/44 (Call 01/01/44)	250	281,534
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	450	452,100

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	$250	$270,844
7.00%, 04/01/38	400	572,526
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	200	200,418
4.50%, 04/01/42 (Call 10/01/41)	350	391,162
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	250	252,435
4.50%, 02/01/45 (Call 08/01/44)	500	552,752
5.15%, 11/15/43 (Call 05/15/43)	250	302,010
5.75%, 04/01/18	250	280,836
6.13%, 04/01/36	388	513,751
6.50%, 09/15/37	550	758,670
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	500	575,637
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	250	289,850
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	100	101,300
3.10%, 11/01/24 (Call 08/01/24)	300	308,333
3.40%, 09/01/21 (Call 06/01/21)	200	211,743
3.70%, 03/01/45	200	203,850
5.80%, 03/15/18	165	186,631
6.45%, 01/15/38	500	698,993
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	150	148,905

Security	Principal (000s)	Value
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	$400	$418,178
3.95%, 03/01/43 (Call 09/01/42)	300	312,154
4.63%, 12/01/54 (Call 06/01/54)	400	448,097
5.50%, 12/01/39	130	162,974
6.30%, 08/15/37	298	407,455
6.65%, 04/01/19	200	236,620
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)	200	206,538
3.38%, 08/15/23 (Call 05/15/23)[a]	125	131,618
4.35%, 08/31/64 (Call 02/28/64)	250	271,959
6.70%, 09/15/19	600	716,640
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	750	789,109
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	200	222,761
Dominion Resources Inc./VA
1.25%, 03/15/17	500	501,272
2.50%, 12/01/19 (Call 11/01/19)	500	505,450
4.45%, 03/15/21	225	247,413
4.70%, 12/01/44 (Call 06/01/44)	150	167,619
7.00%, 06/15/38	100	140,517
Series B
2.75%, 09/15/22 (Call 06/15/22)[a]	260	258,194
Series C
4.90%, 08/01/41 (Call 02/01/41)	250	285,490
DTE Electric Co.
5.70%, 10/01/37	400	525,855

74	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	$545	$550,924
3.85%, 12/01/23 (Call 09/01/23)	100	106,699
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	450	485,536
4.25%, 12/15/41 (Call 06/15/41)	360	398,003
6.05%, 04/15/38	182	248,635
Duke Energy Corp.
1.63%, 08/15/17	750	759,451
2.15%, 11/15/16	330	337,511
3.05%, 08/15/22 (Call 05/15/22)	300	305,202
3.55%, 09/15/21 (Call 06/15/21)	200	210,324
3.75%, 04/15/24 (Call 01/15/24)[a]	775	826,023
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	650	678,749
5.65%, 04/01/40[a]	100	131,813
6.40%, 06/15/38	97	136,806
Duke Energy Indiana Inc.
6.35%, 08/15/38	200	282,880
Duke Energy Progress Inc.
4.15%, 12/01/44 (Call 06/01/44)	505	555,572
5.30%, 01/15/19	200	224,400
Edison International
3.75%, 09/15/17[a]	200	211,923
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	300	317,640
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	150	154,080
Entergy Texas Inc.
7.13%, 02/01/19	600	710,040
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	270	272,603

Security	Principal (000s)	Value
5.20%, 10/01/19	$200	$222,280
5.60%, 06/15/42 (Call 12/15/41)	355	404,927
6.25%, 10/01/39	350	424,864
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	350	387,240
6.80%, 08/15/39	352	378,694
Florida Power & Light Co.
4.05%, 10/01/44 (Call 04/01/44)	500	545,710
5.25%, 02/01/41 (Call 08/01/40)	250	317,175
5.95%, 02/01/38	350	474,685
5.96%, 04/01/39	235	319,482
Georgia Power Co.
4.30%, 03/15/42	245	267,612
5.40%, 06/01/40	150	187,503
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	55,178
Hydro-Quebec
1.38%, 06/19/17	600	605,109
2.00%, 06/30/16	180	183,229
8.05%, 07/07/24	435	617,162
Iberdrola International BV
6.75%, 07/15/36	200	264,880
Indiana Michigan Power Co.
7.00%, 03/15/19[a]	200	236,980
Integrys Energy Group Inc.
4.17%, 11/01/20	100	107,599
Interstate Power & Light Co.
6.25%, 07/15/39	100	137,847
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)	250	295,164
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	240,992
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	110	136,290
LG&E and KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	150	162,235

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Nevada Power Co.
6.65%, 04/01/36	$250	$348,475
7.13%, 03/15/19	314	375,414
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	300	302,233
4.50%, 06/01/21 (Call 03/01/21)[a]	475	523,347
6.00%, 03/01/19	150	171,194
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	400	439,629
5.65%, 02/01/45 (Call 08/01/44)	250	316,182
5.80%, 02/01/42 (Call 08/01/41)	350	442,545
6.40%, 03/15/18	290	329,263
Northern States Power Co./MN
4.13%, 05/15/44 (Call 11/15/43)	600	648,884
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	245,229
5.50%, 03/15/40	125	160,474
Oglethorpe Power Corp.
5.25%, 09/01/50	200	234,689
5.38%, 11/01/40[a]	95	112,533
Ohio Power Co. Series M
5.38%, 10/01/21	185	217,042
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	100	114,065
5.25%, 05/15/41 (Call 11/15/40)	155	191,264
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	300	300,311
6.80%, 09/01/18	150	174,720
7.00%, 09/01/22	170	215,983
7.50%, 09/01/38	380	576,498

Security	Principal (000s)	Value
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	$500	$489,187
3.40%, 08/15/24 (Call 05/15/24)	140	144,672
3.75%, 02/15/24 (Call 11/15/23)[a]	325	344,762
4.75%, 02/15/44 (Call 08/15/43)	250	287,572
5.40%, 01/15/40	255	312,122
6.05%, 03/01/34	600	785,982
6.25%, 03/01/39	550	740,465
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	578	591,990
3.60%, 04/01/24 (Call 01/01/24)	500	532,204
3.85%, 06/15/21 (Call 03/15/21)	260	282,542
6.00%, 01/15/39	250	338,506
Portland General Electric Co.
6.10%, 04/15/19	200	230,968
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	212,987
PPL Capital Funding Inc.
4.20%, 06/15/22 (Call 03/15/22)	500	541,678
5.00%, 03/15/44 (Call 09/15/43)	250	294,993
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	154,928
5.20%, 07/15/41 (Call 01/15/41)	275	346,302
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	100	109,888
7.75%, 03/01/31	225	320,882
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	100	106,056

76	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	$500	$487,316
4.75%, 08/15/41 (Call 02/15/41)	50	58,954
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	700	739,045
Public Service Co. of Oklahoma
4.40%, 02/01/21	200	220,140
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	1,150	1,120,729
5.50%, 03/01/40	110	139,733
Series D
5.70%, 12/01/36	250	326,750
Puget Sound Energy Inc.
5.76%, 10/01/39	400	530,226
5.76%, 07/15/40	250	331,300
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	207,460
3.95%, 11/15/41	300	320,926
6.00%, 06/01/39	50	68,170
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	200	209,402
4.75%, 05/15/21 (Call 02/15/21)	400	432,166
South Carolina Electric & Gas Co.
4.60%, 06/15/43 (Call 12/15/42)	400	447,695
6.05%, 01/15/38	125	165,564
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	450	493,380
4.65%, 10/01/43 (Call 04/01/43)	600	705,589
5.50%, 08/15/18	300	338,790
5.50%, 03/15/40	350	452,703
5.75%, 04/01/35	260	339,716
6.00%, 01/15/34	62	81,507

Security	Principal (000s)	Value
Southern Co. (The)
1.95%, 09/01/16	$325	$330,301
Southern Power Co.
5.15%, 09/15/41	100	117,903
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)[a]	400	416,913
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	500	486,494
TECO Finance Inc.
6.57%, 11/01/17	135	151,942
TransAlta Corp.
1.90%, 06/03/17	500	490,186
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	125	141,028
UIL Holdings Corp.
4.63%, 10/01/20	100	106,160
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	100	105,684
6.70%, 02/01/19	460	541,236
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	200	204,810
4.45%, 02/15/44 (Call 08/15/43)	565	644,190
5.40%, 04/30/18	211	234,934
8.88%, 11/15/38	205	350,519
Series A
6.00%, 05/15/37	175	234,177
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	250	265,237
4.13%, 03/01/42 (Call 09/01/41)	50	53,188
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	206,360
4.25%, 12/15/19	450	492,210
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)[a]	400	428,837

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	$400	$479,214
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	600	662,905
6.50%, 07/01/36[a]	275	377,222

		60,548,499
ELECTRICAL COMPONENTS & EQUIPMENT — 0.11%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	500	497,932
4.25%, 11/15/20[a]	250	274,465
5.00%, 04/15/19	175	195,644
Energizer Holdings Inc.
4.70%, 05/24/22	250	259,718

		1,227,759
ELECTRONICS — 0.55%
Agilent Technologies Inc.
5.00%, 07/15/20	452	492,929
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	300	316,097
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	75	75,103
Avnet Inc.
4.88%, 12/01/22	152	161,268
Honeywell International Inc.
4.25%, 03/01/21	712	796,866
5.00%, 02/15/19	130	146,217
5.30%, 03/01/18	132	147,191
5.70%, 03/15/37	280	361,708
Jabil Circuit Inc.
4.70%, 09/15/22[a]	312	319,898
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)[d]	200	202,241
Koninklijke Philips NV
3.75%, 03/15/22	200	212,021
5.00%, 03/15/42	250	282,855
5.75%, 03/11/18	312	347,166

Security	Principal (000s)	Value
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	$50	$54,229
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	90	91,460
3.20%, 03/01/16	312	319,054
4.15%, 02/01/24 (Call 11/01/23)	700	749,829
4.50%, 03/01/21	600	658,629
5.30%, 02/01/44 (Call 08/01/43)	100	118,267

		5,853,028
ENGINEERING & CONSTRUCTION — 0.11%
ABB Finance USA Inc.
1.63%, 05/08/17	40	40,276
2.88%, 05/08/22	900	918,899
Fluor Corp.
3.38%, 09/15/21	250	259,539

		1,218,714
ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19	125	133,594

		133,594
ENVIRONMENTAL CONTROL — 0.15%
Republic Services Inc.
3.80%, 05/15/18	150	158,957
4.75%, 05/15/23 (Call 02/15/23)	650	726,412
5.25%, 11/15/21	102	116,149
6.20%, 03/01/40	192	251,312
Waste Management Inc.
2.60%, 09/01/16	100	102,296
3.13%, 03/01/25 (Call 12/01/24)	60	60,464
4.10%, 03/01/45	90	92,123
6.10%, 03/15/18	82	92,508

		1,600,221
FOOD — 1.41%
Campbell Soup Co.
3.05%, 07/15/17	500	516,174

78	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)[a]	$720	$709,935
3.25%, 09/15/22	500	490,053
4.95%, 08/15/20	100	109,199
6.63%, 08/15/39	100	123,705
7.00%, 04/15/19	28	32,484
Delhaize Group SA
6.50%, 06/15/17	300	331,445
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	700	718,608
5.65%, 02/15/19	437	492,508
Hershey Co. (The)
1.50%, 11/01/16	112	113,103
4.13%, 12/01/20	100	109,471
Ingredion Inc.
4.63%, 11/01/20	150	161,365
Kellogg Co.
1.75%, 05/17/17	200	201,721
1.88%, 11/17/16	160	162,086
4.00%, 12/15/20	330	354,236
Series B
7.45%, 04/01/31	222	292,032
Kraft Foods Group Inc.
2.25%, 06/05/17	770	783,589
3.50%, 06/06/22	600	617,336
5.00%, 06/04/42	400	431,624
6.88%, 01/26/39	232	294,416
Kroger Co. (The)
2.20%, 01/15/17	350	356,437
2.95%, 11/01/21 (Call 10/01/21)	500	504,364
3.40%, 04/15/22 (Call 01/15/22)	350	361,209
5.40%, 07/15/40 (Call 01/15/40)	430	505,919
7.50%, 04/01/31	225	309,768
McCormick & Co. Inc./MD
3.90%, 07/15/21 (Call 04/15/21)	30	32,631
Mondelez International Inc.
4.13%, 02/09/16	292	300,774
5.38%, 02/10/20	500	572,589

Security	Principal (000s)	Value
6.13%, 02/01/18	$172	$193,558
6.13%, 08/23/18	200	227,934
6.50%, 02/09/40	800	1,111,604
Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)	250	253,494
4.35%, 10/02/34 (Call 04/02/34)	250	261,813
4.50%, 10/02/44 (Call 04/02/44)	500	534,347
6.63%, 03/17/39	100	141,404
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	692	759,586
4.88%, 08/15/34 (Call 02/15/34)	330	369,813
Unilever Capital Corp.
2.75%, 02/10/16[a]	350	357,377
4.25%, 02/10/21	600	669,082
5.90%, 11/15/32	167	231,912

		15,100,705
FOREST PRODUCTS & PAPER — 0.30%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	205,250
4.75%, 01/11/22 (Call 10/11/21)	112	117,734
7.25%, 07/29/19[a]	100	117,018
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	152	157,881
6.25%, 09/01/42	160	175,856
Georgia-Pacific LLC
7.75%, 11/15/29	250	349,904
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	500	509,537
4.75%, 02/15/22 (Call 11/15/21)	150	165,621
4.80%, 06/15/44 (Call 12/15/43)	300	313,253
6.00%, 11/15/41 (Call 05/15/41)	50	59,194

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
7.50%, 08/15/21	$450	$564,918
7.95%, 06/15/18	179	210,841
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	250	248,720

		3,195,727
GAS — 0.45%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	200	210,697
5.25%, 08/15/19	200	224,364
5.88%, 03/15/41 (Call 09/15/40)	200	259,894
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	202	217,786
5.50%, 06/15/41 (Call 12/15/40)	100	126,944
8.50%, 03/15/19	132	163,658
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	500	505,950
KeySpan Corp.
5.80%, 04/01/35	200	246,496
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	251,969
4.90%, 12/01/21 (Call 09/01/21)	120	129,881
National Grid PLC
6.30%, 08/01/16	400	432,000
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	500	502,138
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	200	213,884
Sempra Energy
2.30%, 04/01/17	226	230,989
6.00%, 10/15/39	530	683,859
9.80%, 02/15/19	40	51,449
Southern California Gas Co.
4.45%, 03/15/44 (Call 09/15/43)	150	174,285

Security	Principal (000s)	Value
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	$200	$214,538

		4,840,781
HAND & MACHINE TOOLS — 0.09%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	302	303,900
Stanley Black & Decker Inc.
2.90%, 11/01/22	250	251,657
3.40%, 12/01/21 (Call 09/01/21)	372	388,022

		943,579
HEALTH CARE — PRODUCTS — 1.34%
Baxter International Inc.
1.85%, 01/15/17	100	101,379
3.20%, 06/15/23 (Call 03/15/23)	1,028	1,035,043
4.50%, 06/15/43 (Call 12/15/42)	200	213,404
5.38%, 06/01/18	350	389,536
Becton Dickinson and Co.
2.68%, 12/15/19	1,000	1,020,377
3.25%, 11/12/20	400	415,318
4.69%, 12/15/44 (Call 06/15/44)	430	470,803
Boston Scientific Corp.
6.00%, 01/15/20	800	917,627
CareFusion Corp.
3.88%, 05/15/24 (Call 02/15/24)[a]	80	83,207
4.88%, 05/15/44 (Call 11/15/43)	200	217,328
6.38%, 08/01/19	250	290,223
Covidien International Finance SA
6.00%, 10/15/17	550	611,090
6.55%, 10/15/37	170	240,724
CR Bard Inc.
1.38%, 01/15/18	300	297,682
2.88%, 01/15/16	100	101,834
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	165,631
6.00%, 03/01/20	252	289,969

80	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Medtronic Inc.
1.38%, 04/01/18	$550	$548,241
2.50%, 03/15/20[d]	800	814,315
3.50%, 03/15/25[d]	1,500	1,564,204
4.38%, 03/15/35[d]	800	870,759
4.45%, 03/15/20	300	332,424
4.63%, 03/15/44 (Call 09/15/43)	300	337,599
4.63%, 03/15/45[d]	800	903,087
5.55%, 03/15/40	140	173,519
5.60%, 03/15/19	250	283,985
St. Jude Medical Inc.
2.50%, 01/15/16	100	101,582
4.75%, 04/15/43 (Call 10/15/42)	352	386,904
Stryker Corp.
1.30%, 04/01/18	112	110,921
2.00%, 09/30/16	300	305,056
4.38%, 05/15/44 (Call 11/15/43)	250	261,801
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	500	515,356

		14,370,928
HEALTH CARE — SERVICES — 1.12%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	64	64,771
2.75%, 11/15/22 (Call 08/15/22)	450	451,419
3.95%, 09/01/20	100	107,388
4.13%, 06/01/21 (Call 03/01/21)	130	140,469
4.13%, 11/15/42 (Call 05/15/42)	450	472,791
6.63%, 06/15/36	142	193,235
Anthem Inc.
1.88%, 01/15/18	522	524,527
3.50%, 08/15/24 (Call 05/15/24)[a]	600	616,533
3.70%, 08/15/21 (Call 05/15/21)	282	296,803
4.35%, 08/15/20	200	218,505

Security	Principal (000s)	Value
4.63%, 05/15/42	$500	$536,469
4.65%, 08/15/44 (Call 02/15/44)	250	273,463
6.38%, 06/15/37	330	429,577
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)[a]	150	162,574
4.50%, 03/15/21 (Call 12/15/20)	712	775,347
5.13%, 06/15/20	337	380,493
5.38%, 02/15/42 (Call 08/15/41)	180	222,078
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	172,630
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	212	212,661
4.95%, 10/01/44 (Call 04/01/44)	200	218,163
7.20%, 06/15/18[a]	252	293,050
Laboratory Corp. of America Holdings
3.13%, 05/15/16	105	107,407
3.60%, 02/01/25 (Call 11/01/24)	925	934,583
3.75%, 08/23/22 (Call 05/23/22)	250	258,767
Quest Diagnostics Inc.
2.70%, 04/01/19	200	201,901
4.70%, 04/01/21	200	217,570
6.95%, 07/01/37	250	315,368
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	600	606,130
2.88%, 03/15/23	500	509,805
4.25%, 03/15/43 (Call 09/15/42)	500	545,553
4.63%, 11/15/41 (Call 05/15/41)	200	226,730
4.70%, 02/15/21 (Call 11/15/20)	350	393,612
5.38%, 03/15/16	250	262,335
5.80%, 03/15/36	99	127,273

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.00%, 02/15/18	$98	$111,002
6.88%, 02/15/38	250	359,038

		11,940,020
HOLDING COMPANIES — DIVERSIFIED — 0.08%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	250	250,207
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	200	201,243
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	250	254,749
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	200	198,247

		904,446
HOME BUILDERS — 0.02%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	206,101

		206,101
HOME FURNISHINGS — 0.08%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	102,534
Whirlpool Corp.
3.70%, 05/01/25	600	617,794
4.00%, 03/01/24	50	52,694
4.85%, 06/15/21[a]	105	116,985

		890,007
HOUSEHOLD PRODUCTS & WARES — 0.19%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	202	200,533
Clorox Co. (The)
3.80%, 11/15/21	450	484,350
Kimberly-Clark Corp.
1.90%, 05/22/19	190	191,126
2.40%, 06/01/23	128	126,549
2.65%, 03/01/25	45	45,106
5.30%, 03/01/41	250	314,312

Security	Principal (000s)	Value
6.13%, 08/01/17	$200	$223,781
6.63%, 08/01/37	150	215,175
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	200	214,500

		2,015,432
HOUSEWARES — 0.04%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	112	116,867
4.00%, 12/01/24 (Call 09/01/24)	250	262,023

		378,890
INSURANCE — 2.98%
ACE INA Holdings Inc.
3.35%, 05/15/24	700	726,822
5.90%, 06/15/19	200	230,088
Aflac Inc.
3.63%, 11/15/24[a]	500	521,711
6.45%, 08/15/40	150	198,374
8.50%, 05/15/19[a]	450	566,282
Alleghany Corp.
4.95%, 06/27/22[a]	150	166,770
5.63%, 09/15/20	100	113,010
Allstate Corp. (The)
4.50%, 06/15/43	200	225,493
5.55%, 05/09/35	454	573,163
7.45%, 05/16/19	112	134,886
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	500	505,033
3.88%, 01/15/35 (Call 07/15/34)	700	705,823
4.50%, 07/16/44 (Call 01/16/44)	100	106,842
4.88%, 06/01/22	500	569,282
5.45%, 05/18/17	500	544,516
5.85%, 01/16/18	186	208,673
6.25%, 03/15/87	400	444,000
6.40%, 12/15/20	322	391,723
8.18%, 05/15/68 (Call 05/15/38)[e]	450	623,250

82	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Aon Corp.
5.00%, 09/30/20	$130	$146,081
6.25%, 09/30/40	345	451,089
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	200	204,628
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	150	172,267
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	100	114,663
Assurant Inc.
2.50%, 03/15/18	300	304,210
AXA SA
8.60%, 12/15/30	350	490,000
Axis Specialty Finance LLC
5.88%, 06/01/20	250	285,264
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	400	444,546
5.40%, 05/15/18[a]	1,290	1,456,749
5.75%, 01/15/40	130	170,708
Berkshire Hathaway Inc.
1.55%, 02/09/18	350	353,006
1.90%, 01/31/17[a]	380	387,752
3.75%, 08/15/21	200	217,258
4.50%, 02/11/43[a]	128	145,408
Chubb Corp. (The)
5.75%, 05/15/18	175	197,593
6.50%, 05/15/38	350	493,913
CNA Financial Corp.
3.95%, 05/15/24	500	516,272
5.88%, 08/15/20	82	93,987
Fidelity National Financial Inc.
5.50%, 09/01/22	250	271,512
First American Financial Corp.
4.60%, 11/15/24	100	102,730
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	200	233,746
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	700	803,287
6.63%, 03/30/40	192	261,418
Infinity Property & Casualty Corp.
5.00%, 09/19/22	250	269,475

Security	Principal (000s)	Value
Lincoln National Corp.
4.20%, 03/15/22	$262	$280,046
4.85%, 06/24/21	50	55,575
7.00%, 06/15/40	230	320,960
8.75%, 07/01/19	255	319,413
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	350	337,461
Manulife Financial Corp.
4.90%, 09/17/20[a]	250	274,714
Markel Corp.
5.35%, 06/01/21	300	338,003
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	155	155,955
3.50%, 03/10/25 (Call 12/10/24)[a]	400	409,912
4.80%, 07/15/21 (Call 04/15/21)	200	225,073
MetLife Inc.
3.05%, 12/15/22	240	245,108
4.72%, 12/15/44[a]	500	568,832
4.75%, 02/08/21	350	394,759
5.88%, 02/06/41	200	259,648
6.40%, 12/15/66 (Call 12/15/31)	365	427,050
6.75%, 06/01/16	50	53,559
7.72%, 02/15/19	425	516,530
Series D
4.37%, 09/15/23	1,200	1,331,626
Principal Financial Group Inc.
1.85%, 11/15/17	112	112,431
3.13%, 05/15/23	202	200,865
3.30%, 09/15/22	102	102,998
6.05%, 10/15/36	132	165,517
Progressive Corp. (The)
3.70%, 01/26/45	200	194,915
3.75%, 08/23/21	500	540,156
6.70%, 06/15/67 (Call 06/15/17)[e]	40	42,800
Protective Life Corp.
8.45%, 10/15/39	130	196,991

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Prudential Financial Inc.
3.00%, 05/12/16	$55	$56,237
5.10%, 08/15/43	250	280,712
5.63%, 06/15/43 (Call 06/15/23)[e]	450	478,125
5.70%, 12/14/36	685	823,673
5.88%, 09/15/42 (Call 09/15/22)[a,e]	250	270,000
7.38%, 06/15/19	250	300,914
8.88%, 06/15/68 (Call 06/15/18)[e]	500	588,750
Series D
6.00%, 12/01/17[a]	250	279,448
6.63%, 12/01/37	55	73,015
Reinsurance Group of America Inc.
5.00%, 06/01/21	400	443,493
Torchmark Corp.
9.25%, 06/15/19	125	157,629
Transatlantic Holdings Inc.
8.00%, 11/30/39	125	176,896
Travelers Companies Inc. (The)
5.80%, 05/15/18	285	322,237
5.90%, 06/02/19	300	348,078
6.25%, 06/15/37	450	615,256
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	202,143
Trinity Acquisition PLC
6.13%, 08/15/43	200	235,879
Unum Group
4.00%, 03/15/24	200	208,430
7.13%, 09/30/16	175	190,162
Voya Financial Inc.
5.50%, 07/15/22	500	571,338
WR Berkley Corp.
4.63%, 03/15/22	55	59,713
4.75%, 08/01/44	200	211,698
5.38%, 09/15/20	200	224,032
XLIT Ltd.
5.75%, 10/01/21	162	189,764
6.50%, 10/29/49 (Call 04/15/17)[e]	450	396,000

		31,917,822

Security	Principal (000s)	Value
INTERNET — 0.59%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[d]	$345	$342,786
3.60%, 11/28/24 (Call 08/28/24)[d]	200	200,910
4.50%, 11/28/34 (Call 05/28/34)[d]	400	408,603
Amazon.com Inc.
1.20%, 11/29/17	250	249,103
2.50%, 11/29/22 (Call 08/29/22)	250	243,052
3.80%, 12/05/24 (Call 09/05/24)	500	524,304
4.80%, 12/05/34 (Call 06/05/34)	200	216,181
4.95%, 12/05/44 (Call 06/05/44)	300	322,659
Baidu Inc.
3.25%, 08/06/18	400	411,152
3.50%, 11/28/22	400	402,607
eBay Inc.
1.35%, 07/15/17	134	133,367
2.60%, 07/15/22 (Call 04/15/22)	800	755,903
3.25%, 10/15/20 (Call 07/15/20)	100	102,463
4.00%, 07/15/42 (Call 01/15/42)	200	173,193
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	100	100,730
5.95%, 08/15/20[a]	352	392,568
Google Inc.
2.13%, 05/19/16	300	306,409
3.63%, 05/19/21	450	488,321
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	250	253,464
4.20%, 09/15/20	302	312,500

		6,340,275

84	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
IRON & STEEL — 0.31%
Nucor Corp.
5.75%, 12/01/17	$329	$366,964
6.40%, 12/01/37	350	438,624
Vale Overseas Ltd.
4.63%, 09/15/20[a]	350	354,451
6.25%, 01/23/17	789	841,672
6.88%, 11/21/36[a]	826	815,017
Vale SA
5.63%, 09/11/42[a]	600	526,622

		3,343,350
LEISURE TIME — 0.03%
Carnival Corp.
3.95%, 10/15/20	300	316,965

		316,965
LODGING — 0.13%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	175	175,892
5.38%, 08/15/21 (Call 05/15/21)	60	68,002
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	200	205,706
3.25%, 09/15/22 (Call 06/15/22)	202	204,586
Starwood Hotels & Resorts Worldwide Inc.
3.75%, 03/15/25 (Call 12/15/24)[a]	300	307,354
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	200	204,303
4.25%, 03/01/22 (Call 12/01/21)	200	208,675

		1,374,518
MACHINERY — 0.89%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	750	751,937
2.05%, 08/01/16	210	213,531
2.25%, 12/01/19	500	506,228
3.25%, 12/01/24	250	258,174
3.30%, 06/09/24	750	777,745

Security	Principal (000s)	Value
7.15%, 02/15/19	$250	$298,689
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	1,140	1,196,336
4.30%, 05/15/44 (Call 11/15/43)	170	182,176
5.20%, 05/27/41	300	358,494
5.70%, 08/15/16	290	310,287
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	200	237,161
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	176	175,854
4.38%, 10/16/19	200	220,195
5.38%, 10/16/29	230	283,406
John Deere Capital Corp.
1.30%, 03/12/18[a]	250	249,324
1.35%, 01/16/18	370	370,193
1.85%, 09/15/16	200	203,195
2.25%, 06/07/16	200	203,689
2.30%, 09/16/19	700	710,484
2.75%, 03/15/22	550	555,521
3.15%, 10/15/21	70	72,527
3.35%, 06/12/24	240	252,261
Joy Global Inc.
5.13%, 10/15/21[a]	252	281,472
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	80	80,489
6.70%, 01/15/28	125	164,587
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	400	391,974
Xylem Inc./NY
3.55%, 09/20/16	260	268,867

		9,574,796
MANUFACTURING — 0.85%
3M Co.
1.00%, 06/26/17	500	500,876
1.38%, 09/29/16	150	151,578
5.70%, 03/15/37	250	328,329

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	$202	$206,179
Cooper U.S. Inc.
3.88%, 12/15/20 (Call 09/15/20)	50	52,599
Danaher Corp.
2.30%, 06/23/16	50	51,027
3.90%, 06/23/21 (Call 03/23/21)	210	228,243
5.40%, 03/01/19	102	115,127
Dover Corp.
5.38%, 10/15/35	85	102,194
5.38%, 03/01/41 (Call 12/01/40)	202	247,753
5.45%, 03/15/18	100	111,528
Eaton Corp.
1.50%, 11/02/17	250	250,957
2.75%, 11/02/22	200	200,920
4.00%, 11/02/32	552	572,326
5.60%, 05/15/18	62	69,302
General Electric Co.
2.70%, 10/09/22	480	488,509
4.13%, 10/09/42	1,050	1,118,513
5.25%, 12/06/17	993	1,101,894
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	105,939
3.50%, 03/01/24 (Call 12/01/23)	250	264,241
3.90%, 09/01/42 (Call 03/01/42)	200	202,221
4.88%, 09/15/41 (Call 03/15/41)	100	116,330
6.25%, 04/01/19	112	130,555
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	231,659
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	250	250,250
4.65%, 11/01/44 (Call 05/01/44)	190	201,191

Security	Principal (000s)	Value
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	$350	$365,569
Series A
6.25%, 05/15/38	100	135,967
Pentair Finance SA
2.65%, 12/01/19	182	181,402
3.15%, 09/15/22 (Call 06/15/22)	202	200,793
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	55,950
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	55	56,314
4.63%, 09/21/16	100	105,304
5.95%, 09/21/21 (Call 06/21/21)	200	233,626
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	85	87,888
3.50%, 02/03/22 (Call 11/03/21)	150	156,510
6.55%, 10/01/17	127	142,489

		9,122,052
MEDIA — 3.50%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	200	211,230
4.50%, 02/15/21	400	440,432
6.15%, 02/15/41	750	980,716
6.40%, 12/15/35	250	328,915
6.65%, 11/15/37	426	578,247
6.90%, 03/01/19	500	591,541
6.90%, 08/15/39	150	210,267
7.75%, 12/01/45	250	384,943
CBS Corp.
1.95%, 07/01/17	302	304,040
3.38%, 03/01/22 (Call 12/01/21)	500	505,198
3.50%, 01/15/25 (Call 10/15/24)	200	200,926

86	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.90%, 08/15/44 (Call 02/15/44)	$400	$420,168
5.75%, 04/15/20	182	208,348
7.88%, 07/30/30	170	241,494
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	200	288,163
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	1,000	1,075,668
4.25%, 01/15/33	500	539,550
4.65%, 07/15/42	350	388,021
4.75%, 03/01/44[a]	825	951,879
5.15%, 03/01/20	700	801,420
5.70%, 07/01/19	242	279,487
5.90%, 03/15/16	300	316,108
6.45%, 03/15/37	225	303,481
6.50%, 01/15/17	1,000	1,100,696
6.95%, 08/15/37	365	517,153
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	250	248,391
3.50%, 03/01/16	300	307,373
3.80%, 03/15/22	300	309,865
3.95%, 01/15/25 (Call 10/15/24)	500	513,568
5.00%, 03/01/21	350	387,090
5.15%, 03/15/42	500	513,777
5.20%, 03/15/20	252	280,190
5.88%, 10/01/19	600	684,270
6.00%, 08/15/40 (Call 05/15/40)	240	270,686
6.38%, 03/01/41[a]	50	58,614
Discovery Communications LLC
4.38%, 06/15/21	700	752,532
4.88%, 04/01/43	400	417,643
5.05%, 06/01/20	100	111,149
6.35%, 06/01/40	112	138,307
Grupo Televisa SAB
6.63%, 03/18/25[a]	550	684,850
NBCUniversal Media LLC
2.88%, 04/01/16	250	255,848
4.38%, 04/01/21	412	456,473

Security	Principal (000s)	Value
5.15%, 04/30/20	$528	$603,522
5.95%, 04/01/41	200	261,094
6.40%, 04/30/40	400	544,047
Scripps Networks Interactive Inc.
2.70%, 12/15/16	200	205,100
TCI Communications Inc.
7.13%, 02/15/28	500	681,014
Thomson Reuters Corp.
1.65%, 09/29/17	400	400,971
3.85%, 09/29/24 (Call 06/29/24)	500	515,712
3.95%, 09/30/21 (Call 06/30/21)	200	212,619
5.65%, 11/23/43 (Call 05/23/43)	100	120,571
6.50%, 07/15/18	92	105,105
Time Warner Cable Inc.
5.00%, 02/01/20	550	607,769
5.50%, 09/01/41 (Call 03/01/41)	452	495,604
5.85%, 05/01/17	600	652,688
6.55%, 05/01/37	263	317,478
6.75%, 07/01/18	250	286,345
6.75%, 06/15/39	800	989,856
7.30%, 07/01/38	250	325,188
8.25%, 04/01/19	1,080	1,314,738
Time Warner Inc.
2.10%, 06/01/19	500	498,908
3.40%, 06/15/22	550	564,183
4.65%, 06/01/44 (Call 12/01/43)	500	537,883
4.75%, 03/29/21	210	234,556
4.88%, 03/15/20	140	156,679
5.88%, 11/15/16	830	896,718
6.10%, 07/15/40	550	692,660
6.25%, 03/29/41	58	74,614
7.63%, 04/15/31	900	1,272,357
7.70%, 05/01/32	447	647,859
Viacom Inc.
3.50%, 04/01/17	130	135,167
3.88%, 12/15/21	600	622,522
4.50%, 03/01/21	200	215,749

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.85%, 12/15/34 (Call 06/15/34)	$600	$615,620
5.85%, 09/01/43 (Call 03/01/43)	232	262,932
6.88%, 04/30/36	512	636,933
Walt Disney Co. (The)
1.10%, 12/01/17	434	433,373
1.13%, 02/15/17	142	142,884
1.35%, 08/16/16	500	505,412
2.35%, 12/01/22	50	49,638
3.70%, 12/01/42	550	555,363
4.38%, 08/16/41	200	224,700
5.50%, 03/15/19	130	148,636
7.00%, 03/01/32	85	124,352

		37,447,836
METAL FABRICATE & HARDWARE — 0.06%
Precision Castparts Corp.
1.25%, 01/15/18	192	190,648
3.90%, 01/15/43 (Call 07/15/42)	250	256,651
Valmont Industries Inc.
5.25%, 10/01/54 (Call 04/01/54)	200	198,555

		645,854
MINING — 1.43%
Barrick Gold Corp.
2.50%, 05/01/18	400	401,798
3.85%, 04/01/22	300	296,093
6.95%, 04/01/19[a]	62	72,373
Barrick North America Finance LLC
4.40%, 05/30/21	650	675,004
5.70%, 05/30/41	600	607,015
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	600	608,436
3.85%, 09/30/23	150	162,021
5.00%, 09/30/43	700	822,059
6.50%, 04/01/19	1,105	1,303,603
Freeport-McMoRan Inc.
2.15%, 03/01/17	180	179,115
2.38%, 03/15/18	602	590,264
3.10%, 03/15/20[a]	750	719,341
3.55%, 03/01/22 (Call 12/01/21)	380	344,999

Security	Principal (000s)	Value
5.40%, 11/14/34 (Call 05/14/34)	$200	$180,376
5.45%, 03/15/43 (Call 09/15/42)	630	553,663
Glencore Canada Corp.
5.50%, 06/15/17	250	268,871
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	300	314,162
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	210	210,245
5.95%, 03/15/24 (Call 12/15/23)	100	98,605
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	180	176,767
4.88%, 03/15/42 (Call 09/15/41)	350	324,319
5.13%, 10/01/19[a]	130	142,598
6.25%, 10/01/39	352	368,158
Placer Dome Inc.
6.45%, 10/15/35	100	108,465
Rio Tinto Finance USA Ltd.
2.25%, 09/20/16	250	254,517
3.75%, 09/20/21	150	157,982
5.20%, 11/02/40	280	324,022
6.50%, 07/15/18	1,255	1,440,397
9.00%, 05/01/19	182	230,976
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	950	948,221
4.13%, 08/21/42 (Call 02/21/42)[a]	200	203,648
4.75%, 03/22/42 (Call 09/22/41)	130	143,736
Southern Copper Corp.
6.75%, 04/16/40[a]	250	264,610
7.50%, 07/27/35	500	566,237
Teck Resources Ltd.
3.00%, 03/01/19[a]	152	147,782
3.85%, 08/15/17	250	257,365

88	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.75%, 01/15/22 (Call 10/15/21)[a]	$364	$358,680
5.40%, 02/01/43 (Call 08/01/42)	500	443,355
6.13%, 10/01/35	62	59,083

		15,328,961
MULTI-NATIONAL — 0.05%
International Bank for Reconstruction & Development
2.13%, 03/03/25	500	500,167

		500,167
OFFICE & BUSINESS EQUIPMENT —0.18%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	375	387,096
Xerox Corp.
2.95%, 03/15/17	900	925,128
4.50%, 05/15/21	150	162,174
4.80%, 03/01/35	120	120,098
6.35%, 05/15/18	130	147,246
6.75%, 12/15/39	130	162,680

		1,904,422
OIL & GAS — 6.93%
Anadarko Petroleum Corp.
5.95%, 09/15/16	310	331,874
6.20%, 03/15/40	500	618,759
6.38%, 09/15/17	340	379,300
6.45%, 09/15/36	499	639,312
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	250	240,011
3.25%, 04/15/22 (Call 01/15/22)	750	756,779
4.25%, 01/15/44 (Call 07/15/43)	400	390,635
5.10%, 09/01/40 (Call 03/01/40)	70	75,237
5.63%, 01/15/17	90	96,908
6.00%, 01/15/37	450	533,254
BP Capital Markets PLC
1.38%, 05/10/18	1,500	1,487,154
1.85%, 05/05/17	350	354,440

Security	Principal (000s)	Value
2.32%, 02/13/20	$200	$200,850
2.50%, 11/06/22	250	244,116
3.20%, 03/11/16	100	102,448
3.54%, 11/04/24	600	615,939
3.56%, 11/01/21	500	525,977
3.99%, 09/26/23	250	266,257
4.50%, 10/01/20[a]	300	331,020
4.74%, 03/11/21	100	111,561
4.75%, 03/10/19	250	274,896
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)[a]	450	453,797
3.90%, 02/01/25 (Call 11/01/24)	250	253,974
5.70%, 05/15/17	450	487,531
6.25%, 03/15/38	221	258,749
6.50%, 02/15/37	175	209,910
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	250	229,776
5.70%, 10/15/19	400	441,663
6.75%, 11/15/39	400	479,737
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	800	797,412
1.72%, 06/24/18 (Call 05/24/18)	900	907,829
2.19%, 11/15/19 (Call 10/15/19)	400	405,806
2.36%, 12/05/22 (Call 09/05/22)	800	788,898
2.41%, 03/03/22 (Call 01/03/22)	145	145,269
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	250	242,845
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	400	397,691
4.25%, 04/30/24	700	744,614
4.88%, 04/30/44	250	274,031
ConocoPhillips
5.75%, 02/01/19	400	458,284
6.00%, 01/15/20	500	589,246
6.50%, 02/01/39	725	992,195

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	$400	$390,155
3.35%, 11/15/24 (Call 08/15/24)	500	516,270
4.15%, 11/15/34 (Call 05/15/34)	500	527,629
ConocoPhillips Holding Co.
6.95%, 04/15/29	678	922,882
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	550	535,269
4.90%, 06/01/44 (Call 12/01/43)	225	202,637
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	250	267,445
4.75%, 05/15/42 (Call 11/15/41)	350	376,381
5.60%, 07/15/41 (Call 01/15/41)	100	118,880
6.30%, 01/15/19	280	322,339
7.95%, 04/15/32	420	592,073
Diamond Offshore Drilling Inc.
5.70%, 10/15/39[a]	250	239,047
5.88%, 05/01/19[a]	250	276,872
Ecopetrol SA
5.88%, 05/28/45	800	764,000
7.63%, 07/23/19	800	944,000
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	450	461,530
5.90%, 12/01/17	160	174,572
6.50%, 02/01/38	622	711,871
Ensco PLC
3.25%, 03/15/16	100	101,534
4.70%, 03/15/21	432	435,297
5.75%, 10/01/44 (Call 04/01/44)[a]	200	203,011
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	462	456,116
4.10%, 02/01/21	100	107,869

Security	Principal (000s)	Value
5.63%, 06/01/19	$180	$205,634
5.88%, 09/15/17	150	166,472
EQT Corp.
4.88%, 11/15/21	202	212,857
8.13%, 06/01/19	750	895,511
Exxon Mobil Corp.
0.92%, 03/15/17	500	500,682
3.18%, 03/15/24 (Call 12/15/23)	350	367,075
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.75%, 02/01/22 (Call 02/01/17)	162	170,505
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)[a]	145	143,249
5.60%, 02/15/41	250	278,952
6.00%, 01/15/40	250	285,591
7.13%, 03/15/33	387	480,611
8.13%, 02/15/19	162	193,390
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	130	131,933
4.00%, 04/15/24 (Call 01/15/24)	100	101,096
6.80%, 09/15/37	100	121,188
7.25%, 12/15/19	205	241,542
Kerr-McGee Corp.
6.95%, 07/01/24	500	620,397
Marathon Oil Corp.
5.90%, 03/15/18	450	497,961
6.00%, 10/01/17	250	275,361
6.60%, 10/01/37	200	240,142
Marathon Petroleum Corp.
3.50%, 03/01/16	50	51,138
5.00%, 09/15/54 (Call 03/15/54)	300	305,527
5.13%, 03/01/21	54	60,720
6.50%, 03/01/41 (Call 09/01/40)	300	369,776
Murphy Oil Corp.
2.50%, 12/01/17	250	247,674
3.70%, 12/01/22 (Call 09/01/22)	240	224,504

90	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.13%, 12/01/42 (Call 06/01/42)	$100	$87,703
Nabors Industries Inc.
4.63%, 09/15/21	350	327,808
6.15%, 02/15/18	300	313,790
Nexen Energy ULC
5.88%, 03/10/35	150	177,171
6.20%, 07/30/19	150	172,352
6.40%, 05/15/37	171	215,646
7.50%, 07/30/39	192	274,836
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	592	630,204
5.05%, 11/15/44	100	106,170
6.00%, 03/01/41 (Call 09/01/40)	300	343,271
8.25%, 03/01/19	250	300,133
Noble Holding International Ltd.
3.95%, 03/15/22	250	222,203
4.63%, 03/01/21[a]	230	213,672
4.90%, 08/01/20	102	96,629
6.20%, 08/01/40	200	173,820
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	300	298,867
1.75%, 02/15/17	352	355,844
2.70%, 02/15/23 (Call 11/15/22)	252	247,507
3.13%, 02/15/22 (Call 11/15/21)	42	42,565
Petro-Canada
6.80%, 05/15/38	230	305,935
9.25%, 10/15/21	75	102,129
Petrobras Global Finance BV
2.00%, 05/20/16	1,500	1,426,977
3.50%, 02/06/17	450	421,972
4.38%, 05/20/23	250	205,329
5.38%, 01/27/21	1,600	1,439,767
5.75%, 01/20/20	250	231,354
5.88%, 03/01/18	534	508,996
6.75%, 01/27/41	650	550,931
6.88%, 01/20/40	100	86,264
7.25%, 03/17/44[a]	900	806,359
7.88%, 03/15/19	400	405,073

Security	Principal (000s)	Value
Petroleos Mexicanos
3.50%, 07/23/20[a],d	$1,000	$1,015,000
3.50%, 01/30/23	650	630,500
4.88%, 01/24/22	600	635,250
4.88%, 01/18/24	750	791,250
5.50%, 01/21/21	840	920,850
5.63%, 01/23/46[d]	200	204,500
5.75%, 03/01/18	400	439,000
6.38%, 01/23/45	1,800	2,016,000
6.50%, 06/02/41	700	790,118
6.63%, 06/15/35	320	366,000
8.00%, 05/03/19	200	239,500
Phillips 66
2.95%, 05/01/17	534	552,720
4.88%, 11/15/44 (Call 05/15/44)	700	758,739
5.88%, 05/01/42	273	328,403
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)[a]	250	254,620
Pride International Inc.
6.88%, 08/15/20	278	315,310
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	240	233,865
5.00%, 09/01/17	100	103,311
5.85%, 01/15/44 (Call 07/15/43)	300	267,812
Shell International Finance BV
2.00%, 11/15/18	225	228,619
2.25%, 01/06/23	1,250	1,223,204
2.38%, 08/21/22	255	252,788
4.30%, 09/22/19	700	774,514
4.38%, 03/25/20	250	279,063
4.55%, 08/12/43	500	570,194
5.50%, 03/25/40	250	317,658
6.38%, 12/15/38	200	276,514
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	250	246,197
4.95%, 01/23/25 (Call 10/23/24)	500	513,391

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Statoil ASA
3.13%, 08/17/17	$1,400	$1,464,348
3.15%, 01/23/22	300	310,867
3.25%, 11/10/24	650	671,699
4.80%, 11/08/43	350	409,878
5.10%, 08/17/40	500	596,873
5.25%, 04/15/19	420	476,351
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	700	719,706
6.10%, 06/01/18	187	210,994
6.50%, 06/15/38	400	518,561
6.85%, 06/01/39	130	174,953
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	500	492,070
7.75%, 06/01/19	500	580,977
Total Capital Canada Ltd.
2.75%, 07/15/23	400	399,311
Total Capital International SA
1.50%, 02/17/17	362	365,977
1.55%, 06/28/17	1,300	1,313,886
2.70%, 01/25/23	600	599,865
3.75%, 04/10/24	250	267,871
Total Capital SA
4.13%, 01/28/21[a]	125	137,870
4.45%, 06/24/20	200	223,258
Transocean Inc.
6.00%, 03/15/18	546	525,525
6.50%, 11/15/20[a]	200	178,000
6.80%, 03/15/38	125	99,375
7.35%, 12/15/41	85	72,675
7.50%, 04/15/31[a]	150	125,625
Valero Energy Corp.
6.13%, 02/01/20	250	287,262
6.63%, 06/15/37	304	377,300
7.50%, 04/15/32	185	240,458
XTO Energy Inc.
5.50%, 06/15/18	450	509,071

		74,159,924

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.50%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$128	$131,240
5.13%, 09/15/40	400	451,272
7.50%, 11/15/18	40	47,658
Cameron International Corp.
3.70%, 06/15/24 (Call 03/15/24)	150	145,363
4.50%, 06/01/21 (Call 03/01/21)	500	522,610
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	102	106,017
3.50%, 08/01/23 (Call 05/01/23)	652	677,719
4.50%, 11/15/41 (Call 05/15/41)	180	189,298
6.15%, 09/15/19	150	175,433
7.45%, 09/15/39	375	540,236
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	300	289,669
3.95%, 12/01/42 (Call 06/01/42)	192	181,351
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	500	531,831
Weatherford International LLC
6.35%, 06/15/17	271	284,550
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	630	573,007
6.50%, 08/01/36	50	44,982
6.75%, 09/15/40	300	280,560
9.63%, 03/01/19[a]	187	211,310

		5,384,106
PACKAGING & CONTAINERS — 0.06%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	54,643

92	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	$212	$218,947
4.50%, 11/01/23 (Call 08/01/23)	200	212,925
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	16,102
5.75%, 11/01/40 (Call 05/01/40)	132	156,836

		659,453
PHARMACEUTICALS — 3.37%
Abbott Laboratories
4.13%, 05/27/20	200	218,494
5.13%, 04/01/19	196	218,807
5.30%, 05/27/40	418	521,238
AbbVie Inc.
1.75%, 11/06/17	542	545,780
2.00%, 11/06/18	700	701,692
2.90%, 11/06/22	500	499,886
4.40%, 11/06/42	525	551,467
Actavis Funding SCS
4.85%, 06/15/44 (Call 12/15/43)	600	619,513
Actavis Inc.
1.88%, 10/01/17	50	49,839
3.25%, 10/01/22 (Call 07/01/22)[a]	350	345,289
4.63%, 10/01/42 (Call 04/01/42)	30	29,913
6.13%, 08/15/19	400	453,482
Allergan Inc./United States
3.38%, 09/15/20[a]	250	254,063
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	300	311,896
AstraZeneca PLC
4.00%, 09/18/42	310	318,189
5.90%, 09/15/17	857	959,635
6.45%, 09/15/37	475	651,684
Bristol-Myers Squibb Co.
2.00%, 08/01/22	400	385,137

Security	Principal (000s)	Value
4.50%, 03/01/44 (Call 09/01/43)	$300	$337,849
5.88%, 11/15/36	276	353,242
6.13%, 05/01/38	80	106,339
Cardinal Health Inc.
1.90%, 06/15/17	702	710,615
3.20%, 06/15/22	180	181,712
4.60%, 03/15/43	250	268,812
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	100	106,191
Eli Lilly & Co.
1.95%, 03/15/19	300	302,637
2.75%, 06/01/25 (Call 03/01/25)	60	60,039
4.65%, 06/15/44 (Call 12/15/43)	250	283,489
5.55%, 03/15/37	290	358,169
Express Scripts Holding Co.
2.25%, 06/15/19	250	249,756
2.65%, 02/15/17	200	205,301
3.13%, 05/15/16	250	256,034
3.50%, 06/15/24 (Call 03/15/24)	700	716,201
3.90%, 02/15/22	210	221,743
4.75%, 11/15/21	186	207,020
6.13%, 11/15/41	42	53,754
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	700	702,356
5.65%, 05/15/18	600	677,201
6.38%, 05/15/38[a]	504	684,440
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	200	201,968
2.85%, 05/08/22	800	810,234
Johnson & Johnson
3.38%, 12/05/23	100	107,636
4.50%, 12/05/43 (Call 06/05/43)	600	707,863
5.15%, 07/15/18	1,275	1,436,364
5.55%, 08/15/17	100	111,181
5.95%, 08/15/37	380	522,233
McKesson Corp.
2.28%, 03/15/19	250	251,253

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
2.70%, 12/15/22 (Call 09/15/22)	$462	$453,910
3.80%, 03/15/24 (Call 12/15/23)	250	264,229
4.75%, 03/01/21 (Call 12/01/20)	450	498,750
5.70%, 03/01/17	171	185,972
6.00%, 03/01/41 (Call 09/01/40)	130	164,888
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	250	265,564
4.90%, 11/01/19	350	385,738
Medco Health Solutions Inc.
7.13%, 03/15/18	250	288,381
Merck & Co. Inc.
0.70%, 05/18/16	400	399,983
1.10%, 01/31/18	180	179,222
1.30%, 05/18/18	350	348,997
2.40%, 09/15/22 (Call 06/15/22)	500	496,480
2.75%, 02/10/25 (Call 11/10/24)	750	749,800
2.80%, 05/18/23	42	42,607
3.70%, 02/10/45 (Call 08/10/44)	260	259,826
4.15%, 05/18/43	300	319,487
6.50%, 12/01/33	100	137,719
6.55%, 09/15/37	200	281,874
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	392	443,960
5.85%, 06/30/39	100	131,902
Mylan Inc./PA
1.35%, 11/29/16	400	399,631
5.40%, 11/29/43 (Call 05/29/43)	250	284,724
Novartis Capital Corp.
2.40%, 09/21/22	200	199,958
3.40%, 05/06/24[a]	400	424,196
4.40%, 05/06/44	500	572,491
Novartis Securities Investment Ltd.
5.13%, 02/10/19	786	886,486
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	300	313,736

Security	Principal (000s)	Value
Perrigo Finance PLC
3.90%, 12/15/24 (Call 09/15/24)	$500	$518,022
Pfizer Inc.
1.10%, 05/15/17	500	502,032
3.00%, 06/15/23	600	611,797
3.40%, 05/15/24	500	524,059
6.20%, 03/15/19	1,132	1,321,636
7.20%, 03/15/39	900	1,325,098
Sanofi
1.25%, 04/10/18	350	349,453
2.63%, 03/29/16	250	255,612
4.00%, 03/29/21	350	385,157
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	204,503
Series 2
3.65%, 11/10/21	200	210,881
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	285	356,625
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	250	251,145
Wyeth LLC
5.95%, 04/01/37	350	449,842
Zoetis Inc.
1.88%, 02/01/18	200	198,724
3.25%, 02/01/23 (Call 11/01/22)	100	99,287
4.70%, 02/01/43 (Call 08/01/42)	300	304,936

		36,076,956
PIPELINES — 2.87%
Access Midstream Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)	900	963,000
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	500	531,000
5.50%, 08/15/19	40	43,267

94	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.85%, 11/15/43 (Call 05/15/43)	$100	$100,090
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	431	469,962
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	300	291,017
5.60%, 04/01/44 (Call 10/01/43)	200	172,126
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	350	452,340
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	260	331,370
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[d]	250	242,627
3.90%, 05/15/24 (Call 02/15/24)[d]	300	294,229
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	180	187,540
9.88%, 03/01/19	132	165,663
Series B
7.50%, 04/15/38	250	313,300
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	250	229,306
5.60%, 04/01/17	500	537,037
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	300	296,875
4.65%, 06/01/21 (Call 03/01/21)	352	375,625
5.15%, 02/01/43 (Call 08/01/42)	400	412,304
5.20%, 02/01/22 (Call 11/01/21)	150	163,905
6.05%, 06/01/41 (Call 12/01/40)	250	282,116
9.00%, 04/15/19	140	172,007
9.70%, 03/15/19	111	138,830

Security	Principal (000s)	Value
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	$200	$211,970
5.05%, 04/01/45 (Call 10/01/44)	250	262,108
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	350	357,164
4.85%, 08/15/42 (Call 02/15/42)	200	220,043
5.10%, 02/15/45 (Call 08/15/44)	600	683,718
5.20%, 09/01/20	1,000	1,130,604
5.70%, 02/15/42	270	327,831
6.45%, 09/01/40	100	130,430
7.55%, 04/15/38	250	352,325
Series D
6.88%, 03/01/33	400	528,543
Series L
6.30%, 09/15/17	400	446,023
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)[a]	452	442,146
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	450	446,808
3.50%, 09/01/23 (Call 06/01/23)	650	645,137
4.15%, 03/01/22	200	207,343
4.15%, 02/01/24 (Call 11/01/23)[a]	250	258,223
5.30%, 09/15/20	600	658,575
5.50%, 03/01/44 (Call 09/01/43)	400	431,256
5.95%, 02/15/18	88	97,122
6.50%, 02/01/37	84	96,688
6.55%, 09/15/40	200	234,025
6.95%, 01/15/38	310	376,203
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	1,500	1,514,066
4.30%, 06/01/25 (Call 03/01/25)[a]	65	67,885

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.05%, 02/15/46	$250	$254,195
5.30%, 12/01/34 (Call 06/01/34)[a]	300	316,218
5.55%, 06/01/45	665	713,311
Magellan Midstream Partners LP
4.25%, 02/01/21	180	195,624
5.15%, 10/15/43 (Call 04/15/43)	250	282,538
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	150	149,424
3.25%, 02/01/16 (Call 01/01/16)[a]	202	204,995
3.38%, 10/01/22 (Call 07/01/22)	330	310,356
6.13%, 02/01/41 (Call 08/01/40)	240	250,498
6.65%, 10/01/36	171	187,779
8.63%, 03/01/19[a]	180	215,243
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	340,307
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	200	195,782
3.65%, 06/01/22 (Call 03/01/22)	250	259,022
3.85%, 10/15/23 (Call 07/15/23)	400	417,380
4.90%, 02/15/45 (Call 08/15/44)	300	327,531
5.15%, 06/01/42 (Call 12/01/41)	260	288,557
8.75%, 05/01/19	130	161,640
Southern Natural Gas Co. LLC
5.90%, 04/01/17[d]	163	176,068
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	156,844
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	350	328,625

Security	Principal (000s)	Value
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	$200	$219,240
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	710	693,066
6.10%, 02/15/42	250	290,726
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	100	105,078
Texas Eastern Transmission LP
7.00%, 07/15/32	250	332,225
TransCanada PipeLines Ltd.
1.88%, 01/12/18	65	65,223
2.50%, 08/01/22	450	439,444
3.80%, 10/01/20	85	90,024
4.63%, 03/01/34 (Call 12/01/33)	400	428,734
6.20%, 10/15/37	207	255,138
6.35%, 05/15/67 (Call 05/15/17)[e]	150	144,000
6.50%, 08/15/18	175	201,156
7.63%, 01/15/39	600	856,412
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	450	463,921
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	292	271,991
4.55%, 06/24/24 (Call 03/24/24)	750	730,347
8.75%, 03/15/32	109	132,205
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)[a]	200	198,810
4.30%, 03/04/24 (Call 12/04/23)	400	411,101
5.25%, 03/15/20[a]	300	329,818
5.80%, 11/15/43 (Call 05/15/43)	250	272,293
6.30%, 04/15/40	442	503,382

96	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	$230	$253,262

		30,711,305
REAL ESTATE — 0.09%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	300	299,917
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	300	309,219
5.88%, 06/15/17	105	115,038
WP Carey Inc.
4.00%, 02/01/25 (Call 12/01/24)	200	198,328

		922,502
REAL ESTATE INVESTMENT TRUSTS — 2.14%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29 (Call 04/30/29)	250	263,612
American Tower Corp.
3.45%, 09/15/21	600	599,863
4.50%, 01/15/18	112	119,125
5.05%, 09/01/20	800	873,943
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	248,276
3.50%, 11/15/24 (Call 08/15/24)[a]	200	204,320
3.95%, 01/15/21 (Call 10/15/20)	50	52,962
5.70%, 03/15/17	125	135,494
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	192	202,210
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	105,988
3.80%, 02/01/24 (Call 11/01/23)	200	208,206
4.13%, 05/15/21 (Call 02/15/21)	725	779,190
5.88%, 10/15/19	200	230,762

Security	Principal (000s)	Value
Brandywine Operating Partnership LP
4.95%, 04/15/18 (Call 03/15/18)	$200	$214,851
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)	350	371,992
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	250	269,469
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	500	541,643
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	450	483,051
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	210	231,615
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	450	480,950
8.25%, 08/15/19	125	153,916
Equity Commonwealth
6.25%, 06/15/17 (Call 12/15/16)	250	268,234
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	150	158,939
4.75%, 07/15/20 (Call 04/15/20)	350	386,157
5.75%, 06/15/17	332	363,603
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	400	398,675
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	100	108,684
HCP Inc.
3.75%, 02/01/16	250	256,481
3.88%, 08/15/24 (Call 05/15/24)	450	459,526
4.25%, 11/15/23 (Call 08/15/23)	250	264,502

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.38%, 02/01/21 (Call 11/03/20)	$600	$672,045
6.70%, 01/30/18	75	84,971
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	400	427,346
4.95%, 01/15/21 (Call 10/15/20)	262	287,916
5.25%, 01/15/22 (Call 10/15/21)	400	447,247
6.20%, 06/01/16	200	212,357
6.50%, 03/15/41 (Call 09/15/40)	100	132,139
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125	136,031
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	500	529,996
6.70%, 01/15/18 (Call 07/15/17)	125	137,771
Host Hotels & Resorts LP
6.00%, 11/01/20 (Call 11/01/15)	250	264,375
Series D
3.75%, 10/15/23 (Call 07/15/23)	225	226,563
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	350	376,876
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	150	152,431
4.30%, 02/01/18 (Call 11/01/17)	200	212,418
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	400	435,221
Mack-Cali Realty LP
7.75%, 08/15/19	212	249,790
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)[a]	300	298,448
5.50%, 07/15/21 (Call 04/15/21)	200	228,332

Security	Principal (000s)	Value
Omega Healthcare Investors Inc.
5.88%, 03/15/24 (Call 03/15/17)	$500	$536,250
ProLogis LP
4.25%, 08/15/23 (Call 05/15/23)	200	213,817
4.50%, 08/15/17	120	127,648
6.88%, 03/15/20 (Call 12/16/19)	345	407,752
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	800	797,145
6.75%, 08/15/19	125	146,956
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	300	297,083
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[a]	200	204,263
2.75%, 02/01/23 (Call 11/01/22)	500	495,317
3.38%, 10/01/24	750	772,439
4.25%, 10/01/44	200	210,637
5.65%, 02/01/20 (Call 11/01/19)	258	296,613
6.13%, 05/30/18	197	223,742
6.75%, 02/01/40 (Call 11/01/39)	100	140,027
UDR Inc.
4.25%, 06/01/18	125	133,799
4.63%, 01/10/22 (Call 10/10/21)	250	272,577
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	250	252,527
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	500	503,469
4.75%, 06/01/21 (Call 03/01/21)	300	328,394
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	200	221,355

98	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	$350	$379,307
Weyerhaeuser Co.
4.63%, 09/15/23	250	273,440
6.88%, 12/15/33	525	678,519

		22,861,588
RETAIL — 2.91%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	53,688
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	350	365,048
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	100	102,706
5.17%, 08/01/44 (Call 02/01/44)	150	162,370
Costco Wholesale Corp.
1.13%, 12/15/17	125	125,142
1.70%, 12/15/19	425	422,403
2.25%, 02/15/22	70	68,656
5.50%, 03/15/17	168	183,852
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	200	202,972
3.38%, 08/12/24 (Call 05/12/24)	500	518,527
5.30%, 12/05/43 (Call 06/05/43)	400	488,022
5.75%, 06/01/17	730	804,303
6.13%, 08/15/16	171	183,623
6.25%, 06/01/27	178	230,487
Darden Restaurants Inc.
7.05%, 10/15/37	100	118,842
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)[a]	302	290,645
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	602	686,301

Security	Principal (000s)	Value
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	$250	$252,951
4.20%, 04/01/43 (Call 10/01/42)	500	541,739
4.40%, 04/01/21 (Call 01/01/21)	950	1,066,404
4.40%, 03/15/45 (Call 09/15/44)	300	335,009
5.40%, 03/01/16	970	1,016,518
5.88%, 12/16/36	150	196,534
5.95%, 04/01/41 (Call 10/01/40)	440	581,412
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	164	172,688
6.88%, 12/15/37	250	321,644
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	101,251
3.12%, 04/15/22 (Call 01/15/22)	210	217,463
4.63%, 04/15/20 (Call 10/15/19)	152	169,645
5.40%, 10/15/16	40	42,944
5.50%, 10/15/35	175	211,518
6.65%, 09/15/37	600	832,061
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	200	197,501
3.88%, 01/15/22 (Call 10/15/21)	130	137,805
5.90%, 12/01/16	500	540,535
6.38%, 03/15/37	602	774,318
7.00%, 02/15/28	50	64,855
McDonald’s Corp.
2.63%, 01/15/22	175	175,238
3.70%, 02/15/42	250	241,961
5.35%, 03/01/18	685	763,121
6.30%, 10/15/37	450	593,145
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	197	229,357
6.25%, 01/15/18	212	238,152

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	$252	$277,232
QVC Inc.
3.13%, 04/01/19	50	50,040
4.38%, 03/15/23	362	367,440
4.85%, 04/01/24	400	413,254
5.13%, 07/02/22	352	374,572
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)	160	158,649
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	400	435,591
Target Corp.
4.00%, 07/01/42[a]	242	252,550
5.38%, 05/01/17[a]	600	657,158
6.00%, 01/15/18	600	678,306
6.35%, 11/01/32	127	170,285
6.50%, 10/15/37	300	416,867
7.00%, 01/15/38	325	476,935
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	325	317,820
Wal-Mart Stores Inc.
0.60%, 04/11/16	1,050	1,051,122
1.13%, 04/11/18	250	249,418
2.80%, 04/15/16	400	410,266
3.25%, 10/25/20	900	962,109
3.30%, 04/22/24 (Call 01/22/24)	350	370,395
4.00%, 04/11/43 (Call 10/11/42)	630	667,728
4.25%, 04/15/21	192	214,150
5.00%, 10/25/40	220	263,674
5.25%, 09/01/35	985	1,205,657
5.63%, 04/15/41	580	752,768
6.20%, 04/15/38	1,000	1,360,678
6.50%, 08/15/37	240	335,767
Walgreen Co.
1.80%, 09/15/17	250	252,589
3.10%, 09/15/22	402	404,611
5.25%, 01/15/19	180	200,099

Security	Principal (000s)	Value
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	$1,250	$1,271,629
4.80%, 11/18/44 (Call 05/18/44)	500	541,891
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	200	205,706
5.30%, 09/15/19	250	276,984
5.35%, 11/01/43 (Call 05/01/43)	100	110,192
6.25%, 03/15/18	29	32,433

		31,209,921
SAVINGS & LOANS — 0.01%
Santander Holdings USA Inc./PA
4.63%, 04/19/16	100	103,781

		103,781
SEMICONDUCTORS — 0.45%
Altera Corp.
2.50%, 11/15/18	500	507,957
Applied Materials Inc.
2.65%, 06/15/16	100	101,973
4.30%, 06/15/21	200	215,940
5.85%, 06/15/41	100	122,565
Broadcom Corp.
2.70%, 11/01/18	162	165,980
3.50%, 08/01/24 (Call 05/01/24)	300	307,512
Intel Corp.
1.35%, 12/15/17	1,100	1,104,406
1.95%, 10/01/16	137	139,575
2.70%, 12/15/22	352	352,657
3.30%, 10/01/21	128	134,547
4.80%, 10/01/41	612	678,445
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	415	435,892
Texas Instruments Inc.
1.65%, 08/03/19	400	395,714
2.38%, 05/16/16	202	206,055

		4,869,218

100	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
SOFTWARE — 1.24%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	$250	$250,971
4.75%, 02/01/20	250	274,003
Autodesk Inc.
1.95%, 12/15/17	112	112,140
CA Inc.
2.88%, 08/15/18	300	306,185
5.38%, 12/01/19	42	46,968
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	250	260,912
Fidelity National Information Services Inc.
2.00%, 04/15/18	250	250,364
3.88%, 06/05/24 (Call 03/05/24)	200	204,617
5.00%, 03/15/22 (Call 03/15/17)	302	317,861
Fiserv Inc.
3.13%, 06/15/16	25	25,629
3.50%, 10/01/22 (Call 07/01/22)	162	166,191
4.75%, 06/15/21	350	386,463
Microsoft Corp.
1.63%, 12/06/18	750	752,827
1.85%, 02/12/20 (Call 01/12/20)	1,000	1,006,804
2.38%, 05/01/23 (Call 02/01/23)[a]	230	226,996
2.50%, 02/08/16[a]	130	132,544
3.00%, 10/01/20	380	401,964
3.50%, 02/12/35 (Call 08/12/34)	65	64,504
3.50%, 11/15/42	250	241,639
4.00%, 02/12/55 (Call 08/12/54)	1,000	997,282
4.20%, 06/01/19	222	244,623
4.50%, 10/01/40	350	390,243
5.30%, 02/08/41	462	574,459
Oracle Corp.
1.20%, 10/15/17	1,000	1,001,199
2.25%, 10/08/19	1,200	1,218,221

Security	Principal (000s)	Value
2.50%, 10/15/22	$200	$199,267
3.40%, 07/08/24 (Call 04/08/24)	200	210,686
3.88%, 07/15/20	100	108,952
4.30%, 07/08/34 (Call 01/08/34)	1,000	1,088,908
4.50%, 07/08/44 (Call 01/08/44)[a]	200	223,509
5.00%, 07/08/19	212	239,291
5.38%, 07/15/40	500	609,508
5.75%, 04/15/18	233	263,461
6.50%, 04/15/38	350	478,340

		13,277,531
TELECOMMUNICATIONS — 4.88%
Alltel Corp.
7.88%, 07/01/32	35	50,483
America Movil SAB de CV
2.38%, 09/08/16	300	305,732
3.13%, 07/16/22	250	254,823
4.38%, 07/16/42[a]	850	863,791
5.00%, 10/16/19[a]	300	336,688
5.00%, 03/30/20[a]	550	619,864
6.13%, 03/30/40	100	125,798
AT&T Inc.
1.40%, 12/01/17	250	247,305
1.60%, 02/15/17[a]	500	501,023
2.63%, 12/01/22 (Call 09/01/22)[a]	500	482,966
2.95%, 05/15/16	700	715,431
3.00%, 02/15/22	400	397,437
3.88%, 08/15/21	686	718,778
3.90%, 03/11/24 (Call 12/11/23)[a]	1,000	1,041,321
4.35%, 06/15/45 (Call 12/15/44)	1,100	1,037,461
4.45%, 05/15/21[a]	584	631,473
5.35%, 09/01/40	828	881,460
5.50%, 02/01/18	480	528,345
5.80%, 02/15/19	300	338,224
6.30%, 01/15/38	351	415,223
6.40%, 05/15/38	202	242,329
6.50%, 09/01/37	492	594,514
6.55%, 02/15/39	775	944,896

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
British Telecommunications PLC
1.63%, 06/28/16	$500	$503,419
5.95%, 01/15/18	400	446,835
9.63%, 12/15/30	528	855,875
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	600	606,078
Cisco Systems Inc.
1.10%, 03/03/17	1,300	1,306,363
4.45%, 01/15/20	692	770,875
4.95%, 02/15/19	262	293,865
5.50%, 02/22/16	447	468,921
5.50%, 01/15/40	180	224,797
5.90%, 02/15/39	675	853,984
Corning Inc.
4.75%, 03/15/42[a]	100	108,946
5.75%, 08/15/40	150	182,297
Deutsche Telekom International Finance BV
5.75%, 03/23/16	275	288,891
6.75%, 08/20/18	400	464,816
8.75%, 06/15/30	721	1,096,507
Embarq Corp.
8.00%, 06/01/36	300	348,750
Harris Corp.
4.40%, 12/15/20	200	212,542
6.38%, 06/15/19	100	114,115
Juniper Networks Inc.
3.10%, 03/15/16	50	50,898
4.35%, 06/15/25 (Call 03/15/25)	150	149,972
4.60%, 03/15/21	250	262,023
5.95%, 03/15/41[a]	50	51,728
Koninklijke KPN NV
8.38%, 10/01/30	250	357,553
Motorola Solutions Inc.
3.50%, 03/01/23	200	199,959
3.75%, 05/15/22	302	307,667
5.50%, 09/01/44	100	107,450
New Cingular Wireless Services Inc.
8.75%, 03/01/31	250	370,498

Security	Principal (000s)	Value
Orange SA
2.75%, 09/14/16	$302	$309,553
5.38%, 07/08/19	700	791,637
5.38%, 01/13/42	350	406,890
5.50%, 02/06/44 (Call 08/06/43)	300	359,090
9.00%, 03/01/31	220	337,931
Pacific Bell Telephone Co.
7.13%, 03/15/26	250	319,088
Qwest Corp.
6.75%, 12/01/21	600	684,000
6.88%, 09/15/33 (Call 12/29/14)	57	57,427
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	428	478,976
6.80%, 08/15/18	180	207,720
Telefonica Emisiones SAU
3.19%, 04/27/18	600	625,475
3.99%, 02/16/16[a]	55	56,564
4.57%, 04/27/23[a]	500	555,140
5.46%, 02/16/21	200	229,576
5.88%, 07/15/19[a]	210	242,929
6.42%, 06/20/16	250	266,805
Telefonica Europe BV
8.25%, 09/15/30	570	823,013
Verizon Communications Inc.
2.00%, 11/01/16	480	487,085
2.45%, 11/01/22 (Call 08/01/22)	400	385,211
2.63%, 02/21/20[d]	950	956,239
3.50%, 11/01/21	368	381,204
3.50%, 11/01/24 (Call 08/01/24)	700	714,495
3.65%, 09/14/18	3,750	3,973,208
3.85%, 11/01/42 (Call 05/01/42)	1,150	1,057,324
4.40%, 11/01/34 (Call 05/01/34)[a]	1,000	1,019,001
5.01%, 08/21/54[d]	800	838,137
5.15%, 09/15/23	850	974,141
5.85%, 09/15/35[a]	1,080	1,291,344
6.00%, 04/01/41	402	487,413

102	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.10%, 04/15/18	$220	$248,224
6.40%, 09/15/33	1,500	1,885,522
6.40%, 02/15/38	350	443,175
6.55%, 09/15/43	2,257	2,963,925
7.75%, 12/01/30	725	1,026,297
Vodafone Group PLC
1.50%, 02/19/18	700	695,938
2.50%, 09/26/22	100	96,024
2.95%, 02/19/23	500	493,243
5.45%, 06/10/19	450	509,272
5.63%, 02/27/17	150	162,532
6.15%, 02/27/37	905	1,092,994

		52,214,751
TEXTILES — 0.06%
Cintas Corp. No. 2
2.85%, 06/01/16	350	356,906
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	252,436

		609,342
TOYS, GAMES & HOBBIES — 0.06%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)[a]	55	55,260
Mattel Inc.
2.50%, 11/01/16	100	101,716
3.15%, 03/15/23 (Call 12/15/22)	275	275,515
4.35%, 10/01/20	100	106,606
5.45%, 11/01/41 (Call 05/01/41)[a]	100	108,933

		648,030
TRANSPORTATION — 1.48%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	162	165,974
3.45%, 09/15/21 (Call 06/15/21)[a]	678	709,094
3.75%, 04/01/24 (Call 01/01/24)	900	961,201
4.45%, 03/15/43 (Call 09/15/42)	500	534,421

Security	Principal (000s)	Value
4.55%, 09/01/44 (Call 03/01/44)	$400	$438,024
4.90%, 04/01/44 (Call 10/01/43)	250	286,541
5.75%, 05/01/40 (Call 11/01/39)	212	266,196
6.15%, 05/01/37	37	48,988
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	150	151,512
2.95%, 11/21/24 (Call 08/21/24)	500	508,160
5.55%, 03/01/19	300	341,691
6.38%, 11/15/37	250	346,679
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	200	197,258
5.95%, 05/15/37	102	130,313
7.13%, 10/15/31	275	378,859
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	250	258,716
3.70%, 10/30/20 (Call 07/30/20)	200	213,088
4.10%, 03/15/44 (Call 09/15/43)	652	670,496
4.25%, 06/01/21 (Call 03/01/21)	300	326,400
6.15%, 05/01/37[a]	102	133,786
6.22%, 04/30/40	100	133,010
7.38%, 02/01/19	250	299,291
FedEx Corp.
2.63%, 08/01/22[a]	750	745,585
4.00%, 01/15/24	550	595,538
4.50%, 02/01/65	400	394,201
5.10%, 01/15/44	100	115,456
8.00%, 01/15/19	92	111,876
Kansas City Southern de Mexico SA de CV
3.00%, 05/15/23 (Call 02/15/23)	250	246,737
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	500	507,650

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.80%, 08/15/43 (Call 02/15/43)	$400	$455,487
4.84%, 10/01/41	503	571,185
5.90%, 06/15/19	282	324,799
7.70%, 05/15/17	280	318,808
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	200	204,517
2.50%, 03/01/18 (Call 02/01/18)	200	203,954
2.65%, 03/02/20 (Call 02/20/20)	75	75,790
3.50%, 06/01/17	100	104,513
3.60%, 03/01/16	30	30,788
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	300	297,044
4.15%, 01/15/45 (Call 07/15/44)	400	429,544
4.16%, 07/15/22 (Call 04/15/22)	400	444,175
5.78%, 07/15/40	390	518,805
United Parcel Service Inc.
2.45%, 10/01/22	1,000	992,248
5.13%, 04/01/19	137	155,122
6.20%, 01/15/38	400	540,315

		15,883,835
TRUCKING & LEASING — 0.06%
GATX Corp.
3.50%, 07/15/16	250	257,788
4.85%, 06/01/21	200	220,891
5.20%, 03/15/44 (Call 09/15/43)	100	109,587

		588,266
WATER — 0.07%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	200	205,820
6.59%, 10/15/37	352	498,713

		704,533

TOTAL CORPORATE BONDS & NOTES
(Cost: $853,207,180)		881,195,520

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[f] — 12.73%

BRAZIL — 0.57%
Brazilian Government International Bond
2.63%, 01/05/23	$1,100	$973,500
4.88%, 01/22/21[a]	250	261,875
5.00%, 01/27/45[a]	1,300	1,183,000
5.88%, 01/15/19	300	331,800
6.00%, 01/17/17[a]	250	269,125
7.13%, 01/20/37[a]	537	636,345
8.00%, 01/15/18	129	140,610
8.25%, 01/20/34	275	357,500
8.75%, 02/04/25[a]	175	229,250
10.13%, 05/15/27	800	1,202,800
11.00%, 08/17/40 (Call 08/17/15)	507	531,082

		6,116,887
CANADA — 1.38%
Canada Government International Bond
0.88%, 02/14/17	900	903,417
1.63%, 02/27/19	600	605,822
Export Development Canada
1.00%, 05/15/17	1,500	1,505,559
1.63%, 12/03/19	200	200,462
Province of British Columbia
1.20%, 04/25/17	400	403,150
2.65%, 09/22/21[a]	355	369,575
7.25%, 09/01/36	300	482,471
Province of Manitoba Canada
2.10%, 09/06/22	750	744,655
4.90%, 12/06/16	150	160,849
Province of Nova Scotia
5.13%, 01/26/17	250	269,716
Province of Ontario Canada
1.10%, 10/25/17	900	898,162
1.20%, 02/14/18[a]	600	598,295
1.60%, 09/21/16	400	405,573
2.30%, 05/10/16	600	612,355
3.20%, 05/16/24[a]	800	854,835
4.00%, 10/07/19	1,300	1,430,358
4.40%, 04/14/20[a]	450	506,226
4.95%, 11/28/16	850	911,079

104	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Province of Quebec Canada
2.63%, 02/13/23[a]	$300	$305,456
2.75%, 08/25/21	75	77,667
2.88%, 10/16/24	300	310,046
3.50%, 07/29/20	505	545,105
5.00%, 03/01/16	270	281,980
5.13%, 11/14/16	188	201,827
7.50%, 09/15/29	770	1,155,365

		14,740,005
CHILE — 0.08%
Chile Government International Bond
3.13%, 03/27/25[a]	200	210,500
3.25%, 09/14/21[a]	300	318,750
3.88%, 08/05/20	250	271,875

		801,125
COLOMBIA — 0.40%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	500	473,250
4.38%, 07/12/21[a]	400	426,600
5.00%, 06/15/45 (Call 12/15/44)	800	844,000
6.13%, 01/18/41[a]	600	730,500
7.38%, 01/27/17	500	554,250
7.38%, 03/18/19	400	473,000
7.38%, 09/18/37	550	753,500

		4,255,100
GERMANY — 0.25%
FMS Wertmanagement AoeR
0.63%, 04/18/16	400	400,718
0.63%, 01/30/17[a]	1,300	1,296,579
1.63%, 11/20/18	500	504,438
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	500	495,067

		2,696,802
ISRAEL — 0.09%
Israel Government International Bond
4.50%, 01/30/43	500	528,750
5.13%, 03/26/19	405	457,650

		986,400

Security	Principal (000s)	Value
ITALY — 0.23%
Italy Government International Bond
5.25%, 09/20/16	$350	$372,192
5.38%, 06/12/17	1,000	1,090,500
5.38%, 06/15/33[a]	700	854,839
6.88%, 09/27/23[a]	125	161,544

		2,479,075
JAPAN — 0.35%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	600	600,579
1.75%, 05/29/19	800	802,481
2.50%, 05/18/16	500	511,354
Japan Finance Corp.
2.13%, 02/07/19	1,000	1,020,135
2.50%, 01/21/16[a]	300	305,373
Japan Finance Organization for Municipalities
5.00%, 05/16/17	500	542,969

		3,782,891
MEXICO — 0.88%
Mexico Government International Bond
3.63%, 03/15/22[a]	200	208,700
4.75%, 03/08/44	1,500	1,597,500
5.13%, 01/15/20[a]	1,110	1,244,310
5.55%, 01/21/45[a]	1,350	1,613,250
5.63%, 01/15/17	1,350	1,458,000
5.95%, 03/19/19	165	188,760
6.05%, 01/11/40	1,400	1,764,000
6.75%, 09/27/34[a]	500	677,500
7.50%, 04/08/33	120	171,600
11.38%, 09/15/16	400	464,000

		9,387,620
PANAMA — 0.19%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/24/24)[a]	500	525,000
5.20%, 01/30/20	500	556,750
6.70%, 01/26/36[a]	725	957,000

		2,038,750

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
PERU — 0.23%
Peruvian Government International Bond
5.63%, 11/18/50	$700	$862,750
6.55%, 03/14/37	250	333,750
7.13%, 03/30/19	150	179,250
7.35%, 07/21/25[a]	400	544,000
8.38%, 05/03/16	250	270,250
8.75%, 11/21/33	155	246,837

		2,436,837
PHILIPPINES — 0.51%
Philippine Government International Bond
3.95%, 01/20/40	750	789,375
4.00%, 01/15/21	2,000	2,187,500
6.38%, 10/23/34	1,800	2,493,000

		5,469,875
POLAND — 0.27%
Poland Government International Bond
4.00%, 01/22/24[a]	700	753,375
5.00%, 03/23/22	355	403,472
5.13%, 04/21/21	300	341,712
6.38%, 07/15/19	1,225	1,433,103

		2,931,662
SOUTH AFRICA — 0.22%
South Africa Government International Bond
4.67%, 01/17/24[a]	700	740,250
5.38%, 07/24/44[a]	650	706,875
5.50%, 03/09/20[a]	300	330,000
6.88%, 05/27/19	500	573,125

		2,350,250
SOUTH KOREA — 0.36%
Export-Import Bank of Korea
2.88%, 01/21/25	300	300,818
3.25%, 08/12/26	200	204,364
4.00%, 01/11/17	500	523,339
5.00%, 04/11/22	500	573,488
5.13%, 06/29/20	950	1,083,589
Republic of Korea
4.13%, 06/10/44[a]	250	299,408
7.13%, 04/16/19	750	904,930

		3,889,936

Security	Principal (000s)	Value
SUPRANATIONAL — 5.55%
African Development Bank
0.88%, 03/15/18	$420	$416,400
1.13%, 03/15/17	1,000	1,006,667
1.25%, 09/02/16	620	626,375
2.38%, 09/23/21	109	112,321
Asian Development Bank
0.50%, 06/20/16	830	829,802
1.13%, 03/15/17	1,250	1,258,845
1.75%, 03/21/19	1,500	1,518,887
1.88%, 10/23/18	205	208,969
2.00%, 01/22/25	1,000	990,996
2.50%, 03/15/16	600	612,653
Corp. Andina de Fomento
4.38%, 06/15/22	609	661,233
Council of Europe Development Bank
1.00%, 03/07/18	350	348,260
1.50%, 02/22/17	1,150	1,165,578
European Bank for Reconstruction & Development
1.00%, 02/16/17	1,100	1,104,927
1.38%, 10/20/16	800	809,530
1.75%, 06/14/19[a]	1,500	1,513,999
European Investment Bank
0.50%, 08/15/16	500	499,490
0.63%, 04/15/16	3,450	3,456,655
0.88%, 04/18/17	4,000	4,005,614
1.00%, 12/15/17	1,150	1,147,997
1.00%, 06/15/18	2,350	2,332,393
1.13%, 09/15/17	1,850	1,856,982
1.75%, 06/17/19[a]	1,500	1,516,209
2.13%, 07/15/16	500	510,961
2.25%, 03/15/16	700	713,325
2.50%, 05/16/16	750	768,252
2.50%, 04/15/21	700	728,482
2.50%, 10/15/24[a]	750	776,564
2.88%, 09/15/20	830	880,686
4.00%, 02/16/21	1,400	1,574,372
4.88%, 01/17/17	120	129,199
4.88%, 02/15/36	250	334,689
5.13%, 05/30/17	210	229,825

106	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Inter-American Development Bank
0.88%, 03/15/18	$2,900	$2,875,145
1.13%, 03/15/17	1,525	1,535,906
1.38%, 10/18/16	475	480,900
3.00%, 02/21/24	1,750	1,884,562
3.88%, 02/14/20[a]	600	664,213
4.38%, 01/24/44[a]	200	255,652
5.13%, 09/13/16	305	325,977
International Bank for Reconstruction & Development
0.88%, 04/17/17[a]	2,500	2,504,606
1.00%, 09/15/16	950	956,244
1.13%, 07/18/17[a]	1,500	1,508,301
1.88%, 03/15/19	2,700	2,749,166
2.13%, 03/15/16	900	915,607
2.50%, 11/25/24	800	827,913
7.63%, 01/19/23	1,050	1,477,530
International Finance Corp.
1.13%, 11/23/16	1,350	1,361,220
1.75%, 09/16/19[a]	1,750	1,768,878
2.13%, 11/17/17	900	925,743
2.25%, 04/11/16	400	407,898
Nordic Investment Bank
0.75%, 01/17/18	650	643,524
1.00%, 03/07/17	42	42,188
2.25%, 03/15/16	600	611,108

		59,369,418
SWEDEN — 0.12%
Svensk Exportkredit AB
1.13%, 04/05/18	900	895,286
5.13%, 03/01/17	385	417,531

		1,312,817
TURKEY — 0.89%
Turkey Government International Bond
3.25%, 03/23/23[a]	2,500	2,365,625
4.88%, 04/16/43	2,300	2,277,713
5.75%, 03/22/24[a]	1,000	1,112,500
6.63%, 02/17/45	900	1,114,308
6.75%, 04/03/18	1,500	1,665,000
7.50%, 07/14/17[a]	900	1,003,104

		9,538,250

Security	Principal (000s)	Value
URUGUAY — 0.16%
Uruguay Government International Bond
4.50%, 08/14/24[a]	$1,250	$1,348,125
5.10%, 06/18/50[a]	400	414,000

		1,762,125

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $134,754,994)		136,345,825

MUNICIPAL DEBT OBLIGATIONS — 3.20%

ARIZONA — 0.03%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	250	304,792

		304,792
CALIFORNIA — 1.05%
Bay Area Toll Authority RB Series S1
6.79%, 04/01/30	200	256,282
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	300	434,565
6.91%, 10/01/50	100	148,818
Series S1
7.04%, 04/01/50	330	497,874
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	225	290,169
County of Sonoma CA RB Series A
6.00%, 12/01/29 (GTD)	250	303,528
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	180	241,691
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	450	676,508
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	60	76,939

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Los Angeles County Public Works Financing Authority RB BAB
7.49%, 08/01/33	$40	$53,960
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	305	449,680
6.60%, 07/01/50	165	246,338
Los Angeles Department of Water RB
6.01%, 07/01/39	230	296,288
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	300	383,232
6.76%, 07/01/34	400	560,192
Orange County Local Transportation Authority RB BAB Series A
6.91%, 02/15/41	200	287,480
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	250	350,355
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	100	138,607
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	100	125,946
State of California GO
6.20%, 03/01/19	400	462,528
State of California GO BAB
5.70%, 11/01/21	200	234,774
7.50%, 04/01/34	750	1,137,533
7.55%, 04/01/39	770	1,218,332
7.60%, 11/01/40	965	1,554,876
7.70%, 11/01/30 (Call 11/01/20)	100	126,163
University of California RB BAB
5.77%, 05/15/43	450	590,094
5.95%, 05/15/45	100	130,381

		11,273,133

Security	Principal (000s)	Value
COLORADO — 0.01%
Colorado Bridge Enterprise RB BAB Series A
6.08%, 12/01/40	$100	$131,959

		131,959
CONNECTICUT — 0.05%
State of Connecticut GO Series A
5.85%, 03/15/32	300	378,300
State of Connecticut GO BAB
5.09%, 10/01/30	150	170,847

		549,147
DISTRICT OF COLUMBIA — 0.02%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	150	179,899

		179,899
FLORIDA — 0.04%
State Board of Administration Finance Corp. RB Series A
3.00%, 07/01/20	400	408,604

		408,604
GEORGIA — 0.08%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	250	336,200
Project M, Series 2010A
6.66%, 04/01/57	200	266,918
State of Georgia GO BAB Series H
4.50%, 11/01/25	200	225,074

		828,192
ILLINOIS — 0.41%
Chicago Board of Education GO BAB Series E
6.14%, 12/01/39	125	128,356
Chicago Transit Authority RB Series A
6.90%, 12/01/40	340	440,212

108	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
City of Chicago IL GO Series B
6.31%, 01/01/44	$100	$104,577
Series C
7.78%, 01/01/35	125	151,465
City of Chicago IL Wastewater Transmission Revenue RB BAB Series B
6.90%, 01/01/40	105	137,212
City of Chicago IL Waterworks Revenue RB BAB Series B
6.74%, 11/01/40	50	65,791
Illinois State Toll Highway Authority RB BAB Series B
5.85%, 12/01/34	105	135,120
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	200	254,982
State of Illinois GO
4.95%, 06/01/23	250	264,848
5.10%, 06/01/33	950	958,759
5.37%, 03/01/17	250	268,762
5.88%, 03/01/19	210	232,670
State of Illinois GO BAB Series 3
6.73%, 04/01/35	100	113,519
Series 5
7.35%, 07/01/35	1,000	1,193,210

		4,449,483
KENTUCKY — 0.01%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	100	138,487

		138,487
MASSACHUSETTS — 0.07%
Commonwealth of Massachusetts GOL BAB Series D
4.50%, 08/01/31	230	255,431

Security	Principal (000s)	Value
Series E
4.20%, 12/01/21	$85	$94,348
Commonwealth of Massachusetts RB BAB Series A
5.73%, 06/01/40	100	130,997
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	205	265,645

		746,421
MISSISSIPPI — 0.01%
State of Mississippi GO BAB
5.25%, 11/01/34	100	118,575

		118,575
MISSOURI — 0.01%
University of Missouri RB BAB
5.79%, 11/01/41	40	54,496

		54,496
NEVADA — 0.01%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45	40	58,664

		58,664
NEW JERSEY — 0.22%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	300	383,826
Series B
0.00%, 02/15/20 (AGM)	300	256,347
0.00%, 02/15/23 (AGM)	120	86,933
0.00%, 02/15/24 (AGM)	250	173,018
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	77	112,817
Series F
7.41%, 01/01/40	335	512,148
New Jersey Transportation Trust Fund Authority RB
6.56%, 12/15/40	150	194,991

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	$250	$285,907
6.10%, 12/15/28 (Call 12/15/20)	250	276,275
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	100	129,151

		2,411,413
NEW YORK — 0.50%
City of New York NY GO BAB
5.85%, 06/01/40	250	327,770
5.97%, 03/01/36	150	201,063
Metropolitan Transportation Authority RB BAB
6.67%, 11/15/39	200	279,636
7.34%, 11/15/39	250	386,330
Series C-1
6.69%, 11/15/40	330	461,752
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	205	259,969
5.57%, 11/01/38	300	379,506
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	125	161,009
5.72%, 06/15/42	350	465,545
5.75%, 06/15/41	320	422,166
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	250	311,730
Series H
5.43%, 03/15/39	200	248,452
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	275	340,101
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	50	54,651
4.93%, 10/01/51 (GOI)	250	291,855
5.86%, 12/01/24 (GOI)	325	401,716
6.04%, 12/01/29 (GOI)	250	322,043

		5,315,294

Security	Principal (000s)	Value
NORTH CAROLINA — 0.01%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34	$100	$107,710

		107,710
OHIO — 0.12%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	395	583,064
8.08%, 02/15/50	100	161,545
Series E
6.27%, 02/15/50	100	127,624
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40 (Call 11/15/20)	100	115,795
Ohio State University (The) RB BAB
4.91%, 06/01/40	270	324,340

		1,312,368
OREGON — 0.10%
Oregon School Boards Association GOL
4.76%, 06/30/28 (AMBAC GTD)	230	259,675
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34	250	327,580
State of Oregon GO
5.76%, 06/01/23	250	294,805
5.89%, 06/01/27[a]	200	249,712

		1,131,772
PENNSYLVANIA — 0.04%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	300	334,932
Pennsylvania Turnpike Commission RB BAB Series B
5.51%, 12/01/45	40	50,222

		385,154

110	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
SOUTH CAROLINA — 0.02%
South Carolina State Public Service Authority RB Series C
6.45%, 01/01/50	$200	$267,710

		267,710
TEXAS — 0.33%
City of Houston TX GOL Series A
6.29%, 03/01/32[a]	150	185,466
City Public Service Board of San Antonio TX RB Series C
5.99%, 02/01/39	130	176,428
City Public Service Board of San Antonio TX RB BAB
5.72%, 02/01/41	250	330,428
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	300	415,671
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	100	132,925
North Texas Tollway Authority RB BAB
6.72%, 01/01/49[a]	250	369,638
State of Texas GO BAB
5.52%, 04/01/39	300	400,977
Series A
4.63%, 04/01/33	300	348,450
Texas Transportation Commission State Highway Fund RB BAB Series B
5.03%, 04/01/26	100	117,988
5.18%, 04/01/30	400	484,032
University of Texas System (The) RB Series D
5.13%, 08/15/42	220	273,440
University of Texas System (The) RB BAB Series B
6.28%, 08/15/41 (Call 08/15/19)	225	256,727

		3,492,170

Security	Principal or Shares (000s)	Value
UTAH — 0.01%
State of Utah GO BAB Series D
4.55%, 07/01/24	$75	$84,872

		84,872
WASHINGTON — 0.04%
State of Washington GO BAB Series D
5.48%, 08/01/39	250	318,925
Washington State Convention Center Public Facilities District RB BAB
6.79%, 07/01/40	50	64,465

		383,390
WISCONSIN — 0.01%
State of Wisconsin RB Series A
5.70%, 05/01/26 (AGM)	125	150,335

		150,335

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $30,700,596)		34,284,040

SHORT-TERM INVESTMENTS — 9.37%

MONEY MARKET FUNDS — 9.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,g,h]	80,919	80,918,714
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,g,h]	6,588	6,587,911
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,g]	12,797	12,797,370

		100,303,995

TOTAL SHORT-TERM INVESTMENTS
(Cost: $100,303,995)		100,303,995

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 28, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 107.60%
(Cost: $1,118,966,765)	$1,152,129,380
Other Assets, Less Liabilities — (7.60)%	(81,378,361)

NET ASSETS — 100.00%	$1,070,751,019

BAB  —  Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Variable rate security. Rate shown is as of report date.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

112	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 83.43%

ADVERTISING — 0.22%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$1,500	$1,505,736
3.75%, 02/15/23	1,120	1,139,051
4.00%, 03/15/22	595	615,178
4.20%, 04/15/24	1,250	1,312,505
Omnicom Group Inc.
3.63%, 05/01/22	2,992	3,140,678
4.45%, 08/15/20	1,665	1,829,275
5.90%, 04/15/16	1,373	1,443,851
6.25%, 07/15/19	1,000	1,165,476
WPP Finance 2010
3.63%, 09/07/22	1,900	1,978,988

		14,130,738
AEROSPACE & DEFENSE — 0.94%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	2,100	2,140,412
2.90%, 08/15/18 (Call 07/15/18)	575	602,318
4.70%, 10/27/19	1,500	1,689,558
Boeing Co. (The)
2.50%, 03/01/25 (Call 12/01/24)	555	551,444
2.85%, 10/30/24 (Call 07/30/24)[a]	1,250	1,271,440
4.88%, 02/15/20	997	1,136,451
6.00%, 03/15/19	2,450	2,853,920
8.75%, 08/15/21	420	575,477
Embraer Overseas Ltd.
5.70%, 09/16/23[a,b]	2,146	2,266,712
Exelis Inc.
4.25%, 10/01/16	150	156,180
5.55%, 10/01/21	700	754,516
General Dynamics Corp.
1.00%, 11/15/17	500	497,962
2.25%, 07/15/16	1,650	1,682,503
2.25%, 11/15/22 (Call 08/15/22)	2,500	2,435,284
3.88%, 07/15/21 (Call 04/15/21)	500	544,028

Security	Principal (000s)	Value
L-3 Communications Corp.
1.50%, 05/28/17	$1,450	$1,437,212
3.95%, 11/15/16	950	987,342
3.95%, 05/28/24 (Call 02/28/24)[a]	1,560	1,590,423
4.75%, 07/15/20	936	1,009,276
4.95%, 02/15/21 (Call 11/15/20)	1,188	1,288,980
5.20%, 10/15/19	1,210	1,337,609
Lockheed Martin Corp.
2.13%, 09/15/16	2,150	2,191,708
2.90%, 03/01/25 (Call 12/01/24)	225	226,661
3.35%, 09/15/21	1,146	1,207,699
4.25%, 11/15/19	1,322	1,451,566
Northrop Grumman Corp.
1.75%, 06/01/18	4,925	4,921,645
3.25%, 08/01/23	170	174,375
3.50%, 03/15/21	1,500	1,572,958
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	2,988	2,958,045
3.15%, 12/15/24 (Call 09/15/24)[a]	570	586,448
4.40%, 02/15/20	1,100	1,217,179
6.40%, 12/15/18	760	886,511
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	950	980,706
3.70%, 12/15/23 (Call 09/15/23)	1,500	1,593,336
5.25%, 07/15/19	350	387,726
United Technologies Corp.
1.80%, 06/01/17	1,411	1,439,110
3.10%, 06/01/22	8,246	8,570,367
4.50%, 04/15/20	1,653	1,842,659
5.38%, 12/15/17	112	124,709
6.13%, 02/01/19	960	1,116,969
8.75%, 03/01/21	100	134,731

		60,394,155
AGRICULTURE — 0.87%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	5,341	5,415,700

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
2.85%, 08/09/22	$4,350	$4,325,987
2.95%, 05/02/23[a]	500	498,082
4.00%, 01/31/24[a]	2,500	2,675,429
4.75%, 05/05/21	1,550	1,724,625
9.25%, 08/06/19	2,101	2,702,049
9.70%, 11/10/18	1,709	2,167,863
Archer-Daniels-Midland Co.
4.48%, 03/01/21	1,645	1,824,985
5.45%, 03/15/18	750	838,122
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,140	1,173,387
8.50%, 06/15/19	1,540	1,871,197
Bunge N.A. Finance LP
5.90%, 04/01/17	250	269,509
Lorillard Tobacco Co.
3.50%, 08/04/16	385	396,346
3.75%, 05/20/23 (Call 02/20/23)[a]	1,200	1,216,274
6.88%, 05/01/20	2,927	3,480,817
8.13%, 06/23/19	1,947	2,373,694
Philip Morris International Inc.
1.13%, 08/21/17	3,900	3,897,311
1.63%, 03/20/17	2,050	2,075,825
1.88%, 01/15/19	1,800	1,809,473
2.50%, 05/16/16[a]	2,340	2,390,485
2.63%, 03/06/23[a]	250	248,603
2.90%, 11/15/21	205	209,982
3.25%, 11/10/24	965	997,215
3.60%, 11/15/23	575	611,082
4.13%, 05/17/21	1,000	1,095,711
4.50%, 03/26/20	1,796	1,997,327
5.65%, 05/16/18	2,610	2,950,491
Reynolds American Inc.
3.25%, 11/01/22	3,600	3,587,071
4.85%, 09/15/23[a]	500	551,270
6.75%, 06/15/17	522	579,004

		55,954,916
AIRLINES — 0.19%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	2,748	2,987,926
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	289	315,136

Security	Principal (000s)	Value
Continental Airlines Inc. 2009-1 Pass Through Trust
9.00%, 01/08/18[a]	$179	$194,320
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	320	343,693
Delta Air Lines Inc. 2007-1 Pass Through Trust Class A
6.82%, 02/10/24	1,452	1,710,080
Delta Air Lines Inc. 2010-1 Pass Through Trust Class A
6.20%, 01/02/20[a]	866	952,485
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	995	1,071,638
Northwest Airlines Inc. 2007-1 Pass Through Trust Class A
7.03%, 05/01/21	22	25,133
Southwest Airlines Co.
5.13%, 03/01/17	200	214,835
5.75%, 12/15/16	901	972,429
Southwest Airlines Co. 2007-1 Pass Through Trust
6.15%, 02/01/24	1,433	1,654,933
UAL 2009-1 Pass Through Trust
10.40%, 05/01/18	702	774,645
UAL 2009-2 Pass Through Trust Class A
9.75%, 07/15/18	950	1,054,229

		12,271,482
APPAREL — 0.05%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	1,350	1,329,812
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	880	932,451
5.95%, 11/01/17	725	810,965

		3,073,228
AUTO MANUFACTURERS — 0.75%
American Honda Finance Corp.
1.55%, 12/11/17	7,200	7,262,030
2.13%, 10/10/18	2,700	2,744,599
2.25%, 08/15/19	1,750	1,777,267

114	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Ford Motor Co.
6.50%, 08/01/18[a]	$1,500	$1,713,732
PACCAR Financial Corp.
0.80%, 02/08/16	2,050	2,055,671
Toyota Motor Credit Corp.
1.13%, 05/16/17	6,500	6,525,726
1.25%, 10/05/17	2,625	2,634,814
1.38%, 01/10/18	788	790,724
1.45%, 01/12/18	2,125	2,136,829
2.00%, 09/15/16	1,669	1,702,064
2.05%, 01/12/17[a]	1,797	1,838,355
2.10%, 01/17/19	1,650	1,675,669
2.63%, 01/10/23	3,900	3,922,592
2.80%, 01/11/16[a]	2,332	2,380,314
3.30%, 01/12/22	4,362	4,622,339
3.40%, 09/15/21	1,982	2,110,707
4.25%, 01/11/21	1,750	1,938,741
Series B
4.50%, 06/17/20	146	163,205

		47,995,378
AUTO PARTS & EQUIPMENT — 0.19%
BorgWarner Inc.
4.63%, 09/15/20	600	662,174
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)[a]	1,275	1,351,830
5.00%, 02/15/23 (Call 02/15/18)	2,000	2,155,000
6.13%, 05/15/21 (Call 05/15/16)	10	10,900
Johnson Controls Inc.
2.60%, 12/01/16	1,000	1,022,352
3.63%, 07/02/24 (Call 04/02/24)	460	475,198
3.75%, 12/01/21 (Call 09/01/21)[a]	1,250	1,316,036
4.25%, 03/01/21	1,450	1,565,077
5.00%, 03/30/20	400	445,331
5.50%, 01/15/16	890	926,566
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	2,000	2,045,242

		11,975,706

Security	Principal (000s)	Value
BANKS — 23.02%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	$1,000	$999,433
1.65%, 09/29/17	1,750	1,751,606
4.00%, 04/27/16	1,257	1,299,122
4.00%, 03/13/24	2,300	2,472,691
AgriBank FCB
Series AI
9.13%, 07/15/19	1,000	1,267,798
American Express Bank FSB
6.00%, 09/13/17	810	899,771
American Express Centurion Bank
6.00%, 09/13/17	1,250	1,388,535
Associated Banc-Corp.
5.13%, 03/28/16 (Call 02/28/16)	700	727,335
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 02/12/16	1,000	1,003,270
1.25%, 01/10/17[a]	3,000	3,008,061
1.50%, 01/16/18	2,000	1,992,639
1.88%, 10/06/17	2,000	2,020,386
2.25%, 06/13/19	2,320	2,342,360
Banco do Brasil SA
3.88%, 01/23/17	2,000	2,047,500
3.88%, 10/10/22	3,500	3,158,750
Bancolombia SA
5.95%, 06/03/21	3,200	3,532,160
Bank of America Corp.
1.70%, 08/25/17	13,500	13,531,632
2.00%, 01/11/18	5,300	5,321,807
2.60%, 01/15/19[a]	6,900	7,000,874
2.65%, 04/01/19[a]	2,100	2,133,095
3.30%, 01/11/23	13,100	13,214,635
3.63%, 03/17/16	1,930	1,980,394
3.88%, 03/22/17	5,911	6,194,046
4.00%, 04/01/24[a]	11,000	11,623,772
4.00%, 01/22/25	2,500	2,529,916
4.10%, 07/24/23	2,000	2,123,800
4.13%, 01/22/24	2,500	2,663,111
4.20%, 08/26/24[a]	5,150	5,319,826
5.00%, 05/13/21	2,390	2,679,509
5.42%, 03/15/17[a]	4,050	4,329,262

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.49%, 03/15/19	$2,800	$3,096,577
5.63%, 10/14/16	1,090	1,164,316
5.63%, 07/01/20	3,030	3,470,001
5.65%, 05/01/18	3,845	4,264,524
5.70%, 05/02/17	1,110	1,196,161
5.70%, 01/24/22	1,240	1,441,037
5.75%, 08/15/16	1,080	1,143,040
5.75%, 12/01/17	3,030	3,345,033
5.88%, 01/05/21	3,695	4,302,695
6.00%, 09/01/17	1,500	1,655,146
6.05%, 05/16/16	2,350	2,477,402
6.40%, 08/28/17	3,265	3,634,105
6.50%, 08/01/16	4,450	4,773,492
6.50%, 07/15/18	4,830	5,509,539
6.88%, 04/25/18	2,175	2,491,219
6.88%, 11/15/18	1,807	2,098,862
7.63%, 06/01/19	3,185	3,845,717
7.80%, 09/15/16	1,850	2,018,200
Series 1
3.75%, 07/12/16	4,750	4,909,820
Bank of America N.A.
1.25%, 02/14/17	5,000	4,999,671
5.30%, 03/15/17	5,875	6,290,497
6.10%, 06/15/17	3,850	4,215,525
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	2,500	2,499,796
1.40%, 09/11/17[a]	1,000	999,669
1.45%, 04/09/18 (Call 03/09/18)	5,500	5,466,582
2.38%, 01/25/19 (Call 12/25/18)	1,920	1,950,318
2.50%, 01/11/17	1,695	1,738,163
Bank of New York Mellon Corp. (The)
1.97%, 06/20/17[c]	500	505,360
2.10%, 08/01/18[a]	2,000	2,027,704
2.10%, 01/15/19 (Call 12/15/18)	2,000	2,009,902
2.20%, 05/15/19 (Call 04/15/19)	1,500	1,507,440
2.30%, 07/28/16	1,410	1,438,490
2.30%, 09/11/19 (Call 08/11/19)	1,295	1,308,489

Security	Principal (000s)	Value
3.00%, 02/24/25	$415	$418,802
3.40%, 05/15/24 (Call 04/15/24)	2,140	2,200,425
3.55%, 09/23/21 (Call 08/23/21)	2,025	2,150,977
4.15%, 02/01/21	1,250	1,369,702
4.60%, 01/15/20	1,090	1,211,082
5.45%, 05/15/19	800	902,023
5.50%, 12/01/17	2,590	2,857,431
Series G
2.15%, 02/24/20 (Call 01/24/20)	3,000	3,009,233
Bank of Nova Scotia (The)
0.95%, 03/15/16	1,000	1,003,584
1.10%, 12/13/16	1,500	1,502,022
1.25%, 04/11/17	1,500	1,501,450
1.30%, 07/21/17	5,000	4,999,591
1.38%, 07/15/16	1,600	1,611,358
1.45%, 04/25/18[a]	2,839	2,818,049
2.55%, 01/12/17	5,179	5,319,719
2.90%, 03/29/16	1,964	2,012,379
4.38%, 01/13/21	1,634	1,805,465
Barclays Bank PLC
2.50%, 02/20/19	4,350	4,428,633
3.75%, 05/15/24	5,800	6,131,664
5.00%, 09/22/16	2,563	2,718,097
5.13%, 01/08/20	1,595	1,805,931
5.14%, 10/14/20	2,376	2,630,113
6.75%, 05/22/19	2,194	2,602,003
Barclays PLC
2.75%, 11/08/19	6,150	6,230,093
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	2,900	2,880,280
1.60%, 08/15/17 (Call 07/14/17)	1,567	1,562,369
2.15%, 03/22/17 (Call 02/22/17)	1,701	1,727,991
2.25%, 02/01/19 (Call 01/02/19)	1,800	1,809,657
2.45%, 01/15/20 (Call 12/15/19)	2,000	2,017,679
3.20%, 03/15/16 (Call 02/16/16)	745	761,652

116	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
3.95%, 03/22/22 (Call 02/22/22)[a]	$2,425	$2,576,407
4.90%, 06/30/17	200	212,181
5.20%, 12/23/15	1,989	2,057,967
5.25%, 11/01/19	1,100	1,232,235
BNP Paribas SA
1.25%, 12/12/16	600	600,384
1.38%, 03/17/17	30	30,025
2.38%, 09/14/17	4,900	4,993,589
2.40%, 12/12/18[a]	500	507,215
2.45%, 03/17/19[a]	3,000	3,056,444
2.70%, 08/20/18[a]	4,610	4,733,033
3.25%, 03/03/23	2,250	2,305,417
3.60%, 02/23/16	1,420	1,458,599
4.25%, 10/15/24[a]	1,500	1,556,008
5.00%, 01/15/21	3,480	3,951,566
BNY Mellon N.A.
5.45%, 04/01/16[a]	170	178,787
BPCE SA
2.25%, 01/27/20	4,000	4,017,809
2.50%, 12/10/18	5,000	5,086,486
2.50%, 07/15/19	3,500	3,553,208
4.00%, 04/15/24	1,725	1,852,747
Branch Banking & Trust Co.
1.05%, 12/01/16 (Call 11/01/16)	4,000	3,992,845
Canadian Imperial Bank of Commerce/Canada
2.35%, 12/11/15	1,397	1,417,263
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	5,000	5,028,199
3.15%, 07/15/16	1,238	1,270,690
3.20%, 02/05/25 (Call 01/05/25)	1,040	1,029,243
3.50%, 06/15/23	1,200	1,216,980
4.75%, 07/15/21	1,200	1,335,389
6.15%, 09/01/16	1,053	1,125,304
6.75%, 09/15/17	883	993,259
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	4,000	3,992,803

Security	Principal (000s)	Value
2.40%, 09/05/19 (Call 08/15/19)	$2,500	$2,504,883
2.95%, 07/23/21	2,000	2,016,989
Citigroup Inc.
1.30%, 04/01/16	2,200	2,205,825
1.30%, 11/15/16	6,000	5,994,591
1.35%, 03/10/17	5,000	4,984,759
1.75%, 05/01/18	6,500	6,459,937
1.80%, 02/05/18	2,865	2,855,943
2.40%, 02/18/20	2,335	2,328,081
2.50%, 07/29/19[a]	6,000	6,036,516
2.55%, 04/08/19	10,100	10,236,381
3.38%, 03/01/23	1,000	1,019,141
3.50%, 05/15/23[a]	2,000	1,989,624
3.88%, 10/25/23	1,000	1,050,391
3.95%, 06/15/16	1,532	1,585,693
4.00%, 08/05/24[a]	5,000	5,105,178
4.05%, 07/30/22	4,000	4,133,759
4.45%, 01/10/17	1,862	1,962,148
4.50%, 01/14/22	3,185	3,489,232
5.38%, 08/09/20	1,738	1,976,041
5.50%, 02/15/17	4,075	4,369,658
5.85%, 08/02/16	1,041	1,106,577
6.00%, 08/15/17	4,020	4,433,627
6.13%, 11/21/17	2,750	3,066,573
6.13%, 05/15/18	1,700	1,913,726
8.50%, 05/22/19	2,400	2,987,617
City National Corp./CA
5.25%, 09/15/20	500	567,833
Comerica Bank
5.20%, 08/22/17	3,050	3,263,627
5.75%, 11/21/16	110	118,360
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	4,500	4,490,236
1.90%, 09/18/17	3,500	3,534,558
2.25%, 03/13/19	2,000	2,015,117
2.30%, 09/06/19	2,000	2,014,239
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	5,000	5,003,238
6.40%, 10/01/17	320	341,875

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19	$7,000	$7,045,588
3.38%, 01/19/17	7,151	7,432,456
3.88%, 02/08/22	2,360	2,536,934
3.95%, 11/09/22	3,500	3,585,525
4.50%, 01/11/21	2,160	2,394,893
4.63%, 12/01/23[a]	4,800	5,198,866
Credit Suisse/New York NY
1.38%, 05/26/17	750	748,215
1.75%, 01/29/18	4,000	3,994,177
2.30%, 05/28/19	3,000	3,022,519
3.00%, 10/29/21	2,580	2,626,261
3.63%, 09/09/24	4,000	4,157,589
4.38%, 08/05/20	2,620	2,870,128
5.30%, 08/13/19	2,058	2,308,104
5.40%, 01/14/20	2,260	2,534,011
6.00%, 02/15/18[a]	8,283	9,198,569
Deutsche Bank AG/London
1.35%, 05/30/17	3,150	3,140,731
1.40%, 02/13/17	1,500	1,501,340
2.50%, 02/13/19[a]	2,650	2,693,629
3.25%, 01/11/16	2,298	2,344,273
3.70%, 05/30/24	1,430	1,498,125
4.30%, 05/24/28 (Call 05/24/23)[d]	5,000	4,997,322
6.00%, 09/01/17	2,920	3,235,658
Discover Bank/Greenwood DE
4.20%, 08/08/23	5,000	5,339,187
7.00%, 04/15/20	1,000	1,190,994
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	1,900	1,906,842
3.50%, 03/15/22 (Call 02/15/22)	1,300	1,352,734
3.63%, 01/25/16	1,565	1,602,587
4.30%, 01/16/24 (Call 12/16/23)[a]	1,000	1,065,304
4.50%, 06/01/18	1,180	1,267,279
5.45%, 01/15/17	950	1,014,383
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	3,200	3,197,100

Security	Principal (000s)	Value
2.38%, 04/25/19 (Call 03/25/19)	$2,500	$2,526,292
First Horizon National Corp.
5.38%, 12/15/15	1,400	1,443,205
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	320	321,806
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	1,000	1,006,340
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	8,700	8,844,860
2.55%, 10/23/19	13,500	13,586,108
2.60%, 04/23/20 (Call 03/23/20)	2,710	2,718,533
2.63%, 01/31/19	6,000	6,087,464
2.90%, 07/19/18	7,500	7,706,919
3.50%, 01/23/25 (Call 10/23/24)[a]	5,000	5,064,286
3.63%, 02/07/16	4,843	4,964,293
3.63%, 01/22/23	3,250	3,356,364
3.85%, 07/08/24 (Call 04/08/24)	10,000	10,451,043
4.00%, 03/03/24	6,300	6,654,748
5.25%, 07/27/21	2,600	2,946,046
5.35%, 01/15/16	1,533	1,592,579
5.38%, 03/15/20	1,330	1,502,991
5.63%, 01/15/17	5,798	6,206,208
5.75%, 10/01/16	2,581	2,760,243
5.75%, 01/24/22	1,600	1,866,504
5.95%, 01/18/18	2,270	2,528,404
6.00%, 06/15/20[a]	2,100	2,444,536
6.15%, 04/01/18	4,356	4,900,626
6.25%, 09/01/17	2,880	3,200,658
7.50%, 02/15/19	2,830	3,376,971
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	4,100	4,526,445
HSBC Holdings PLC
4.00%, 03/30/22	3,711	3,987,018
4.25%, 03/14/24[a]	4,675	4,917,537
4.88%, 01/14/22	2,000	2,253,254
5.10%, 04/05/21	2,358	2,663,576

118	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
HSBC USA Inc.
1.63%, 01/16/18	$3,600	$3,599,338
2.25%, 06/23/19[a]	8,500	8,547,389
2.38%, 11/13/19	7,000	7,053,157
3.50%, 06/23/24	1,500	1,571,314
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	1,900	1,899,239
2.20%, 04/01/19 (Call 03/01/19)	2,500	2,499,622
2.40%, 04/01/20	2,000	2,008,089
Intesa Sanpaolo SpA
2.38%, 01/13/17	500	504,759
3.13%, 01/15/16	2,500	2,539,378
3.88%, 01/16/18	4,200	4,382,765
3.88%, 01/15/19	1,500	1,564,146
5.25%, 01/12/24	2,975	3,343,848
JPMorgan Chase & Co.
1.35%, 02/15/17	7,000	7,013,020
1.63%, 05/15/18[a]	3,300	3,281,923
1.80%, 01/25/18[a]	5,500	5,515,256
2.00%, 08/15/17	1,900	1,925,882
2.20%, 10/22/19	5,500	5,474,964
2.25%, 01/23/20 (Call 12/23/19)	5,000	4,971,529
2.35%, 01/28/19	6,500	6,547,527
2.60%, 01/15/16	1,500	1,523,441
3.13%, 01/23/25 (Call 10/23/24)	3,500	3,465,217
3.15%, 07/05/16	7,250	7,432,680
3.20%, 01/25/23[a]	8,000	8,109,971
3.25%, 09/23/22	2,000	2,039,968
3.38%, 05/01/23	5,050	5,004,280
3.45%, 03/01/16	1,756	1,798,997
3.63%, 05/13/24[a]	2,000	2,074,816
3.88%, 02/01/24[a]	11,000	11,612,942
3.88%, 09/10/24	4,000	4,077,330
4.25%, 10/15/20	2,010	2,181,981
4.35%, 08/15/21	2,050	2,235,976
4.40%, 07/22/20	4,450	4,861,293
4.50%, 01/24/22	4,800	5,291,689
4.63%, 05/10/21	1,300	1,437,569
4.95%, 03/25/20	3,000	3,354,711

Security	Principal (000s)	Value
6.00%, 01/15/18	$2,980	$3,334,858
6.13%, 06/27/17	3,460	3,806,792
6.30%, 04/23/19	1,475	1,709,840
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	11,161	12,367,762
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	1,000	999,957
2.25%, 03/16/20	905	906,112
2.50%, 12/15/19	625	631,935
5.45%, 03/03/16	2,026	2,118,000
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	2,700	2,721,861
5.10%, 03/24/21[a]	1,199	1,358,680
KfW
0.50%, 04/19/16	8,600	8,603,296
0.63%, 12/15/16	5,000	4,996,186
0.75%, 03/17/17[a]	25,250	25,238,231
0.88%, 12/15/17	10,000	9,945,702
1.00%, 06/11/18	6,000	5,956,150
1.25%, 10/05/16	7,200	7,271,120
1.25%, 02/15/17	5,200	5,250,353
1.75%, 10/15/19	6,000	6,056,434
1.88%, 04/01/19	13,900	14,133,640
2.00%, 06/01/16	2,850	2,901,861
2.13%, 01/17/23	10,050	10,157,605
2.38%, 08/25/21	5,250	5,427,681
2.50%, 11/20/24	13,000	13,447,205
2.63%, 02/16/16	1,400	1,429,413
2.63%, 01/25/22	4,750	4,976,584
2.75%, 09/08/20[a]	1,850	1,950,862
2.75%, 10/01/20	6,200	6,540,029
4.00%, 01/27/20	6,398	7,112,307
4.50%, 07/16/18	1,747	1,932,150
4.88%, 01/17/17[a]	6,850	7,378,265
4.88%, 06/17/19	2,690	3,066,826
5.13%, 03/14/16	1,400	1,467,350
Series G
4.38%, 03/15/18	2,850	3,120,855
Korea Development Bank (The)
1.50%, 01/22/18	3,500	3,472,657
2.50%, 03/11/20	1,500	1,513,844
3.00%, 09/14/22[a]	3,000	3,050,106

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
3.25%, 03/09/16	$2,400	$2,451,855
3.50%, 08/22/17	2,930	3,054,515
3.88%, 05/04/17	450	470,822
4.00%, 09/09/16	1,500	1,561,118
4.63%, 11/16/21[a]	3,000	3,360,972
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	5,100	5,069,416
1.38%, 10/23/19[a]	6,050	6,002,001
1.88%, 09/17/18	2,500	2,547,462
2.13%, 07/15/16	1,550	1,583,764
2.25%, 10/01/21	500	511,746
2.38%, 09/13/17	2,000	2,068,213
2.50%, 02/15/16	1,100	1,121,749
5.00%, 11/08/16	2,330	2,498,097
5.13%, 02/01/17	850	920,356
Lloyds Bank PLC
2.35%, 09/05/19[a]	500	504,628
4.20%, 03/28/17	1,990	2,103,406
4.88%, 01/21/16	1,441	1,493,385
6.38%, 01/21/21	3,517	4,236,701
Lloyds Banking Group PLC
4.50%, 11/04/24	610	637,581
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	3,500	3,471,174
2.25%, 07/25/19 (Call 06/25/19)[a]	2,000	2,005,432
2.90%, 02/06/25 (Call 01/06/25)	1,500	1,488,180
5.63%, 12/01/21 (Call 12/01/16)[d]	2,000	2,067,991
6.63%, 12/04/17	1,000	1,118,801
Mellon Funding Corp.
5.50%, 11/15/18	1,160	1,298,920
Morgan Stanley
1.75%, 02/25/16	1,509	1,521,034
2.13%, 04/25/18	6,500	6,534,251
2.38%, 07/23/19	3,000	3,002,621
2.50%, 01/24/19	16,050	16,286,648
2.65%, 01/27/20	3,060	3,086,155
3.70%, 10/23/24	15,000	15,500,530
3.75%, 02/25/23	7,900	8,258,970
3.80%, 04/29/16	1,600	1,647,742

Security	Principal (000s)	Value
4.10%, 05/22/23	$1,000	$1,031,467
4.75%, 03/22/17	7,000	7,458,867
4.88%, 11/01/22	2,500	2,716,497
5.45%, 01/09/17	2,115	2,265,122
5.50%, 01/26/20	2,650	3,004,978
5.50%, 07/24/20	3,800	4,336,341
5.50%, 07/28/21	4,620	5,322,506
5.63%, 09/23/19	1,333	1,508,192
5.75%, 10/18/16	3,495	3,738,982
5.75%, 01/25/21	2,830	3,280,426
5.95%, 12/28/17	4,150	4,609,633
6.25%, 08/28/17	1,714	1,899,289
6.63%, 04/01/18	2,124	2,416,185
7.30%, 05/13/19	3,150	3,755,549
Series F
3.88%, 04/29/24	1,000	1,045,673
5.55%, 04/27/17	3,300	3,569,658
MUFG Union Bank N.A.
2.13%, 06/16/17	4,500	4,557,651
2.25%, 05/06/19 (Call 04/06/19)	3,500	3,506,297
2.63%, 09/26/18 (Call 08/26/18)	750	765,675
3.00%, 06/06/16	2,000	2,048,734
5.95%, 05/11/16	2,410	2,540,760
National Australia Bank Ltd./New York
2.75%, 03/09/17	4,500	4,636,801
3.00%, 01/20/23	2,500	2,534,589
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	3,000	2,984,033
National City Bank of Indiana
4.25%, 07/01/18	220	235,065
National City Corp.
6.88%, 05/15/19	970	1,139,057
Northern Trust Corp.
3.38%, 08/23/21	2,575	2,721,027
3.45%, 11/04/20	2,115	2,260,679
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	3,000	2,985,422
2.00%, 06/03/16	1,200	1,221,891
2.38%, 10/01/21	2,500	2,570,941

120	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.88%, 02/16/16	$1,780	$1,855,091
5.00%, 04/25/17	2,300	2,500,166
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)[e]	3,000	2,967,968
3.80%, 07/25/23 (Call 06/25/23)[a,e]	1,500	1,570,505
4.88%, 09/21/17[e]	340	366,409
5.25%, 01/15/17[e]	290	310,147
6.00%, 12/07/17[e]	2,250	2,506,228
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[c,e]	3,400	3,395,533
3.90%, 04/29/24 (Call 03/29/24)[e]	1,000	1,038,517
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[e]	1,693	1,730,478
3.30%, 03/08/22 (Call 02/06/22)[e]	1,862	1,937,831
4.38%, 08/11/20[e]	6,642	7,306,379
5.13%, 02/08/20[e]	1,391	1,573,096
5.63%, 02/01/17[e]	1,750	1,884,019
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	1,000	993,788
Royal Bank of Canada
0.85%, 03/08/16	1,000	1,002,706
1.20%, 01/23/17	2,500	2,505,916
1.40%, 10/13/17	5,000	5,008,524
1.45%, 09/09/16	2,200	2,217,473
1.50%, 01/16/18	3,100	3,105,086
2.15%, 03/15/19[a]	5,200	5,247,526
2.20%, 07/27/18	2,000	2,032,848
2.30%, 07/20/16	140	142,784
2.63%, 12/15/15	1,742	1,771,499
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	1,500	1,502,177
6.40%, 10/21/19	2,233	2,609,596
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	1,356	1,402,534
4.88%, 03/16/15	720	721,010

Security	Principal (000s)	Value
5.63%, 08/24/20	$2,370	$2,724,371
6.13%, 01/11/21	1,420	1,681,646
Santander Bank N.A.
8.75%, 05/30/18	250	295,664
Societe Generale SA
2.63%, 10/01/18	2,500	2,544,937
2.75%, 10/12/17	1,500	1,539,568
State Street Bank & Trust Co.
5.25%, 10/15/18	1,000	1,111,460
State Street Corp.
2.88%, 03/07/16	1,041	1,064,396
3.10%, 05/15/23[a]	2,200	2,207,397
3.70%, 11/20/23	2,350	2,497,023
4.38%, 03/07/21	1,910	2,123,138
4.96%, 03/15/18	500	539,961
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	5,500	5,449,057
3.20%, 07/18/22	2,750	2,798,357
3.40%, 07/11/24	5,000	5,136,120
3.95%, 01/10/24	2,750	2,937,916
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	2,500	2,501,232
2.75%, 05/01/23 (Call 04/01/23)	500	492,672
5.00%, 09/01/15	62	63,235
7.25%, 03/15/18[a]	700	796,678
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	200	201,362
3.50%, 01/20/17 (Call 12/20/16)	850	884,244
3.60%, 04/15/16 (Call 03/15/16)	1,931	1,981,673
6.00%, 09/11/17	1,350	1,494,680
SVB Financial Group
3.50%, 01/29/25	750	738,061
5.38%, 09/15/20	150	168,920
Svenska Handelsbanken AB
2.50%, 01/25/19	5,250	5,363,111
2.88%, 04/04/17	2,564	2,650,637
3.13%, 07/12/16	2,010	2,068,995

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Toronto-Dominion Bank (The)
1.13%, 05/02/17	$4,350	$4,344,565
1.40%, 04/30/18	4,500	4,481,786
2.25%, 11/05/19	7,400	7,474,295
2.38%, 10/19/16	1,545	1,582,283
2.50%, 07/14/16	1,725	1,764,773
U.S. Bancorp/MN
1.65%, 05/15/17 (Call 04/15/17)	4,100	4,128,784
2.20%, 04/25/19 (Call 03/25/19)	1,500	1,516,132
2.95%, 07/15/22 (Call 06/15/22)[a]	3,663	3,686,212
3.00%, 03/15/22 (Call 02/15/22)	1,163	1,192,209
3.44%, 02/01/16	1,100	1,124,410
3.70%, 01/30/24 (Call 12/29/23)	3,200	3,423,096
4.13%, 05/24/21 (Call 04/23/21)	2,151	2,361,296
Series F
2.20%, 11/15/16 (Call 10/14/16)	1,171	1,195,353
3.60%, 09/11/24 (Call 08/11/24)[a]	1,000	1,036,276
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	7,685	7,725,528
UBS AG/Stamford CT
2.38%, 08/14/19	6,000	6,066,266
4.88%, 08/04/20	4,640	5,232,472
5.75%, 04/25/18	2,015	2,251,623
5.88%, 12/20/17	1,675	1,862,966
7.38%, 06/15/17	120	132,806
Series 10
5.88%, 07/15/16	2,318	2,463,258
Wachovia Corp.
5.63%, 10/15/16	2,397	2,560,703
5.75%, 06/15/17	2,255	2,483,042
5.75%, 02/01/18	4,530	5,059,254
Wells Fargo & Co.
1.40%, 09/08/17	500	501,194
1.50%, 01/16/18	3,500	3,499,849

Security	Principal (000s)	Value
2.10%, 05/08/17	$2,450	$2,499,910
2.13%, 04/22/19[a]	3,500	3,519,536
2.63%, 12/15/16[a]	3,500	3,597,200
3.00%, 01/22/21	6,850	7,046,426
3.00%, 02/19/25	1,545	1,541,955
3.30%, 09/09/24[a]	11,500	11,790,615
3.50%, 03/08/22	1,780	1,875,977
3.68%, 06/15/16[c]	2,420	2,503,273
4.60%, 04/01/21	8,220	9,171,842
5.13%, 09/15/16	1,000	1,057,244
5.63%, 12/11/17	2,682	2,983,899
Series M
3.45%, 02/13/23	2,645	2,694,233
Series N
2.15%, 01/30/20	2,770	2,765,656
Wells Fargo Bank N.A.
5.60%, 03/15/16	100	105,006
5.75%, 05/16/16	3,580	3,785,760
6.00%, 11/15/17	3,279	3,668,397
Westpac Banking Corp.
1.20%, 05/19/17	5,250	5,239,301
1.60%, 01/12/18[a]	3,000	2,999,031
2.00%, 08/14/17	1,995	2,023,595
2.25%, 07/30/18	2,100	2,131,045
2.25%, 01/17/19[a]	1,000	1,014,003
4.63%, 06/01/18	580	614,841
4.88%, 11/19/19	1,520	1,695,128

		1,480,271,664
BEVERAGES — 1.99%
Anheuser-Busch Companies LLC
5.00%, 03/01/19	220	245,846
5.05%, 10/15/16	270	288,440
5.50%, 01/15/18	5,530	6,157,511
5.60%, 03/01/17	250	272,698
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	3,000	3,014,231
1.25%, 01/17/18	2,200	2,193,719
2.15%, 02/01/19	5,700	5,774,288
2.63%, 01/17/23	5,300	5,226,262
3.70%, 02/01/24[a]	3,550	3,753,643

122	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	$500	$503,405
2.50%, 07/15/22	1,000	983,866
2.88%, 02/15/16[a]	1,095	1,119,193
4.38%, 02/15/21	795	877,292
5.00%, 04/15/20	298	338,147
5.38%, 01/15/20	2,655	3,052,484
6.88%, 11/15/19	500	603,835
7.75%, 01/15/19[a]	4,288	5,183,672
Beam Suntory Inc.
1.88%, 05/15/17	2,000	2,018,224
3.25%, 05/15/22 (Call 02/15/22)	1,250	1,257,516
5.38%, 01/15/16	531	551,083
Bottling Group LLC
5.13%, 01/15/19	2,733	3,070,966
5.50%, 04/01/16	1,324	1,393,893
Brown-Forman Corp.
2.50%, 01/15/16	1,200	1,219,824
Coca-Cola Co. (The)
1.15%, 04/01/18[a]	500	497,418
1.65%, 03/14/18	1,536	1,553,265
1.80%, 09/01/16	5,714	5,807,338
2.45%, 11/01/20	5,000	5,118,913
2.50%, 04/01/23	4,000	3,999,092
3.15%, 11/15/20	2,204	2,330,985
3.20%, 11/01/23	1,500	1,574,998
3.30%, 09/01/21	1,085	1,151,935
5.35%, 11/15/17	3,000	3,338,621
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	200	202,368
3.25%, 08/19/21 (Call 05/19/21)	1,200	1,242,873
3.50%, 09/15/20[a]	1,100	1,144,771
4.50%, 09/01/21 (Call 06/01/21)	2,784	3,083,401
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	6,300	6,413,896
Diageo Capital PLC
1.13%, 04/29/18[a]	225	223,083
1.50%, 05/11/17	1,508	1,525,854
2.63%, 04/29/23 (Call 01/29/23)	2,500	2,467,694

Security	Principal (000s)	Value
4.83%, 07/15/20	$2,150	$2,428,517
5.50%, 09/30/16	1,310	1,403,847
5.75%, 10/23/17	1,053	1,175,764
Diageo Investment Corp.
2.88%, 05/11/22	1,396	1,413,402
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20	1,600	1,569,006
2.60%, 01/15/19	180	182,766
2.70%, 11/15/22 (Call 08/15/22)	1,000	986,052
2.90%, 01/15/16	1,220	1,242,432
3.20%, 11/15/21 (Call 08/15/21)	680	695,003
Molson Coors Brewing Co.
2.00%, 05/01/17	1,300	1,315,093
3.50%, 05/01/22[a]	500	510,393
PepsiAmericas Inc.
5.00%, 05/15/17	180	195,321
PepsiCo Inc.
0.95%, 02/22/17[a]	5,650	5,650,732
1.25%, 08/13/17[a]	2,100	2,105,900
2.25%, 01/07/19 (Call 12/07/18)	500	510,475
2.50%, 05/10/16	1,915	1,951,836
2.75%, 03/05/22	3,196	3,246,474
2.75%, 03/01/23	2,100	2,117,624
3.00%, 08/25/21[a]	2,065	2,138,513
3.60%, 03/01/24 (Call 12/01/23)[a]	2,300	2,450,629
4.50%, 01/15/20	1,396	1,556,970
5.00%, 06/01/18	1,215	1,348,908
7.90%, 11/01/18	1,045	1,270,109

		128,242,309
BIOTECHNOLOGY — 0.75%
Amgen Inc.
1.25%, 05/22/17	3,100	3,097,725
2.13%, 05/15/17	3,034	3,089,332
2.20%, 05/22/19 (Call 04/22/19)	2,500	2,514,436
2.30%, 06/15/16	1,850	1,878,240
2.50%, 11/15/16	1,496	1,532,732
3.63%, 05/22/24 (Call 02/22/24)	1,200	1,248,736

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
3.88%, 11/15/21 (Call 08/15/21)	$2,420	$2,586,870
4.10%, 06/15/21 (Call 03/15/21)	2,188	2,369,851
4.50%, 03/15/20	2,125	2,345,821
5.70%, 02/01/19	1,593	1,807,276
5.85%, 06/01/17	102	112,080
6.15%, 06/01/18	1,500	1,699,877
Biogen Idec Inc.
6.88%, 03/01/18	750	860,169
Celgene Corp.
1.90%, 08/15/17	1,700	1,720,305
2.25%, 05/15/19	4,100	4,120,674
3.25%, 08/15/22	1,650	1,688,124
3.63%, 05/15/24 (Call 02/15/24)	500	520,269
3.95%, 10/15/20	1,850	1,989,472
Gilead Sciences Inc.
2.05%, 04/01/19[a]	4,300	4,341,488
3.05%, 12/01/16	395	410,037
3.50%, 02/01/25 (Call 11/01/24)	2,500	2,618,368
3.70%, 04/01/24 (Call 01/01/24)	2,000	2,131,467
4.40%, 12/01/21 (Call 09/01/21)	2,324	2,589,792
4.50%, 04/01/21 (Call 01/01/21)	674	752,038

		48,025,179
BUILDING MATERIALS — 0.15%
CRH America Inc.
4.13%, 01/15/16	600	615,295
5.75%, 01/15/21	2,500	2,903,507
6.00%, 09/30/16	1,382	1,482,067
8.13%, 07/15/18	2,000	2,386,538
Martin Marietta Materials Inc.
6.60%, 04/15/18	250	282,350
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	1,500	1,568,735
6.50%, 12/01/16	72	77,582
9.00%, 06/15/19	155	187,097

		9,503,171

Security	Principal (000s)	Value
CHEMICALS — 1.72%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	$300	$299,534
3.38%, 03/15/25 (Call 12/15/24)	845	844,422
3.50%, 06/01/23 (Call 03/01/23)[a]	2,600	2,643,064
Air Products & Chemicals Inc.
1.20%, 10/15/17[a]	900	899,457
2.00%, 08/02/16	715	726,744
3.00%, 11/03/21	850	874,701
3.35%, 07/31/24 (Call 04/30/24)	2,000	2,063,358
4.38%, 08/21/19	250	275,012
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	1,300	1,284,641
3.65%, 07/15/24 (Call 04/15/24)[a]	1,400	1,443,570
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	1,000	1,035,507
4.50%, 12/15/20 (Call 09/15/20)	1,000	1,064,264
Braskem Finance Ltd.
6.45%, 02/03/24[a]	1,000	1,010,000
Cabot Corp.
3.70%, 07/15/22	1,500	1,543,598
5.00%, 10/01/16[a]	125	131,913
CF Industries Inc.
6.88%, 05/01/18	4,000	4,562,054
7.13%, 05/01/20	975	1,171,094
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	1,288	1,287,705
Dow Chemical Co. (The)
2.50%, 02/15/16	1,066	1,083,693
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,996,809
3.50%, 10/01/24 (Call 07/01/24)	2,000	2,029,825
4.13%, 11/15/21 (Call 08/15/21)	1,634	1,765,690

124	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.25%, 11/15/20 (Call 08/15/20)	$1,529	$1,665,995
5.70%, 05/15/18[a]	1,210	1,354,249
8.55%, 05/15/19	5,207	6,491,405
Eastman Chemical Co.
2.40%, 06/01/17	1,400	1,427,655
2.70%, 01/15/20 (Call 12/15/19)	670	677,688
3.60%, 08/15/22 (Call 05/15/22)	2,612	2,698,707
4.50%, 01/15/21 (Call 10/15/20)	350	379,737
Ecolab Inc.
1.45%, 12/08/17	1,250	1,245,829
2.25%, 01/12/20	800	798,026
3.00%, 12/08/16	1,582	1,633,007
4.35%, 12/08/21	1,862	2,044,362
EI du Pont de Nemours & Co.
2.75%, 04/01/16	1,500	1,534,713
2.80%, 02/15/23	5,588	5,582,821
4.25%, 04/01/21	650	709,834
4.63%, 01/15/20	1,195	1,330,875
5.75%, 03/15/19	300	342,892
6.00%, 07/15/18	2,061	2,346,473
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	732,031
4.10%, 02/01/24 (Call 11/01/23)	1,000	1,053,482
Lubrizol Corp.
8.88%, 02/01/19	926	1,156,565
LYB International Finance BV
4.00%, 07/15/23	4,020	4,244,468
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	3,200	3,510,438
5.75%, 04/15/24 (Call 01/15/24)[a]	1,100	1,296,285
Monsanto Co.
2.13%, 07/15/19	5,410	5,459,952
2.75%, 04/15/16	900	918,510
2.75%, 07/15/21	100	101,737
3.38%, 07/15/24 (Call 04/15/24)	830	859,852

Security	Principal (000s)	Value
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)[a]	$840	$896,361
4.25%, 11/15/23 (Call 08/15/23)	1,000	1,078,550
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	1,100	1,152,464
3.63%, 03/15/24 (Call 12/15/23)[a]	2,475	2,577,635
4.88%, 03/30/20[a]	105	117,499
6.50%, 05/15/19	355	417,175
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)[a]	500	499,467
3.60%, 11/15/20	2,200	2,307,115
Praxair Inc.
1.25%, 11/07/18	1,050	1,034,253
2.45%, 02/15/22 (Call 11/15/21)	2,238	2,230,461
2.65%, 02/05/25 (Call 11/05/24)	1,240	1,225,769
2.70%, 02/21/23 (Call 11/21/22)	3,000	3,003,583
4.05%, 03/15/21	800	877,389
5.20%, 03/15/17	450	488,303
Rohm & Haas Co.
6.00%, 09/15/17	3,071	3,408,018
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)[a]	1,200	1,183,725
6.13%, 10/15/19	1,280	1,457,100
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,600	1,599,846
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	1,050	1,090,669
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	1,700	1,800,422
7.25%, 06/15/19	400	470,138
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	399,926

		110,950,111

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.60%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)[a]	$3,050	$3,331,858
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	318	355,438
Catholic Health Initiatives
1.60%, 11/01/17	2,700	2,692,736
Cornell University
5.45%, 02/01/19	750	852,955
Emory University
5.63%, 09/01/19	1,000	1,159,760
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,300	1,304,050
MasterCard Inc.
2.00%, 04/01/19[a]	2,475	2,503,796
3.38%, 04/01/24	1,250	1,312,093
McGraw Hill Financial Inc.
5.90%, 11/15/17	1,225	1,329,832
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)[a]	3,000	3,306,623
5.50%, 09/01/20	800	913,617
Princeton University Series A
4.95%, 03/01/19	2,290	2,566,850
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	2,000	2,028,424
3.75%, 08/15/21 (Call 06/15/21)	745	769,315
4.25%, 08/15/24 (Call 05/15/24)	3,500	3,670,558
Total System Services Inc.
2.38%, 06/01/18	1,000	996,061
Trustees of Dartmouth College
4.75%, 06/01/19	500	558,909
Vanderbilt University (The)
5.25%, 04/01/19	750	849,717
Verisk Analytics Inc.
4.13%, 09/12/22	800	838,080

Security	Principal (000s)	Value
Western Union Co. (The)
2.38%, 12/10/15	$1,300	$1,312,901
2.88%, 12/10/17	1,500	1,533,054
3.35%, 05/22/19	500	508,798
3.65%, 08/22/18	1,650	1,712,696
5.25%, 04/01/20[a]	500	546,475
5.93%, 10/01/16	1,400	1,495,445

		38,450,041
COMPUTERS — 1.86%
Apple Inc.
0.45%, 05/03/16	1,800	1,796,779
1.00%, 05/03/18	5,350	5,303,335
1.05%, 05/05/17	5,000	5,028,724
1.55%, 02/07/20	2,000	1,979,886
2.10%, 05/06/19	3,000	3,053,841
2.40%, 05/03/23	8,100	8,014,893
2.50%, 02/09/25	1,035	1,017,676
2.85%, 05/06/21	3,700	3,843,927
3.45%, 05/06/24	7,275	7,738,413
Cadence Design Systems Inc.
4.38%, 10/15/24[a]	600	617,655
Computer Sciences Corp.
4.45%, 09/15/22	1,300	1,328,979
6.50%, 03/15/18	1,860	2,050,477
EMC Corp./MA
1.88%, 06/01/18	288	289,572
2.65%, 06/01/20	2,250	2,277,138
3.38%, 06/01/23 (Call 03/01/23)[a]	6,200	6,261,590
Hewlett-Packard Co.
2.60%, 09/15/17	2,800	2,872,672
2.65%, 06/01/16	1,396	1,420,967
2.75%, 01/14/19	1,000	1,014,561
3.00%, 09/15/16	4,018	4,127,731
3.30%, 12/09/16	1,862	1,926,899
3.75%, 12/01/20	1,666	1,744,618
4.05%, 09/15/22	1,000	1,042,694
4.30%, 06/01/21	1,290	1,384,596
4.38%, 09/15/21	2,650	2,856,099
4.65%, 12/09/21[a]	3,203	3,503,283
5.40%, 03/01/17[a]	1,000	1,077,520
5.50%, 03/01/18	597	659,360

126	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
International Business Machines Corp.
1.13%, 02/06/18	$3,000	$2,989,120
1.25%, 02/06/17	2,308	2,325,489
1.25%, 02/08/18	2,200	2,196,751
1.63%, 05/15/20	2,400	2,361,113
1.88%, 08/01/22	2,500	2,361,710
1.95%, 07/22/16	1,875	1,905,998
2.00%, 01/05/16	1,992	2,020,071
2.90%, 11/01/21[a]	2,300	2,384,270
3.38%, 08/01/23	2,000	2,082,165
3.63%, 02/12/24	2,350	2,484,729
5.70%, 09/14/17	3,150	3,515,332
7.63%, 10/15/18	3,179	3,837,710
8.38%, 11/01/19	2,402	3,092,859
Lexmark International Inc.
5.13%, 03/15/20[a]	1,600	1,692,328
6.65%, 06/01/18[a]	550	608,966
NetApp Inc.
2.00%, 12/15/17	2,750	2,760,883
3.25%, 12/15/22 (Call 09/15/22)	250	247,394
3.38%, 06/15/21 (Call 04/15/21)	845	855,332
Seagate HDD Cayman
3.75%, 11/15/18	3,000	3,094,072
4.75%, 06/01/23	1,200	1,275,392
4.75%, 01/01/25[b]	1,350	1,428,993

		119,754,562
COSMETICS & PERSONAL CARE — 0.30%
Colgate-Palmolive Co.
1.30%, 01/15/17	1,200	1,205,692
1.75%, 03/15/19	2,000	1,995,831
2.30%, 05/03/22	1,500	1,486,922
2.63%, 05/01/17	500	516,023
5.20%, 11/07/16	750	795,381
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	450	440,829
Procter & Gamble Co. (The)
1.45%, 08/15/16	3,013	3,044,203
1.60%, 11/15/18[a]	2,250	2,262,008
1.80%, 11/15/15	2,209	2,229,458

Security	Principal (000s)	Value
1.90%, 11/01/19[a]	$1,065	$1,074,332
2.30%, 02/06/22	1,500	1,498,749
4.70%, 02/15/19	2,223	2,485,774
Series A
9.36%, 01/01/21	86	106,273

		19,141,475
DISTRIBUTION & WHOLESALE — 0.09%
Arrow Electronics Inc.
3.38%, 11/01/15	1,000	1,017,426
4.50%, 03/01/23 (Call 12/01/22)	2,000	2,095,633
6.00%, 04/01/20[a]	125	141,901
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	1,500	1,539,790
5.25%, 09/01/17	700	752,484

		5,547,234
DIVERSIFIED FINANCIAL SERVICES — 4.67%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[a]	500	509,294
3.88%, 04/01/21 (Call 03/01/21)	1,650	1,694,585
4.75%, 03/01/20	3,100	3,319,850
5.63%, 04/01/17	500	535,698
Alterra Finance LLC
6.25%, 09/30/20	400	468,490
American Express Co.
2.65%, 12/02/22	6,700	6,679,828
3.63%, 12/05/24 (Call 11/04/24)[a]	5,700	5,836,574
5.50%, 09/12/16	1,440	1,533,546
6.15%, 08/28/17	3,895	4,342,044
6.80%, 09/01/66 (Call 09/01/16)[d]	1,322	1,391,405
7.00%, 03/19/18	2,350	2,717,019
American Express Credit Corp.
2.13%, 03/18/19	4,500	4,521,102
2.38%, 03/24/17	3,600	3,695,385
2.80%, 09/19/16	1,674	1,720,923
Ameriprise Financial Inc.
3.70%, 10/15/24	1,500	1,573,951
4.00%, 10/15/23	930	996,299

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.30%, 03/15/20	$2,250	$2,574,739
5.65%, 11/15/15	825	852,424
7.30%, 06/28/19	135	162,918
Ameritech Capital Funding Corp.
6.45%, 01/15/18	1,420	1,595,429
Associates Corp. of North America
6.95%, 11/01/18	3,080	3,592,375
Bear Stearns Companies Inc. (The)
4.65%, 07/02/18	885	957,281
5.55%, 01/22/17	902	968,053
6.40%, 10/02/17	2,975	3,328,589
7.25%, 02/01/18	8,463	9,759,466
BP Capital Markets PLC
2.52%, 01/15/20[a]	500	506,128
Capital One Bank USA N.A.
1.30%, 06/05/17 (Call 05/05/17)[a]	450	447,971
2.25%, 02/13/19 (Call 01/13/19)	2,000	2,001,969
3.38%, 02/15/23	2,000	2,007,200
8.80%, 07/15/19	3,143	3,927,965
Charles Schwab Corp. (The)
3.23%, 09/01/22	1,360	1,398,581
4.45%, 07/22/20	1,500	1,654,320
CME Group Inc./IL
3.00%, 09/15/22	3,700	3,820,460
Countrywide Financial Corp.
6.25%, 05/15/16	990	1,045,905
Credit Suisse USA Inc.
5.38%, 03/02/16	1,089	1,138,624
5.85%, 08/16/16	1,500	1,601,581
Discover Financial Services
3.85%, 11/21/22	1,000	1,028,723
5.20%, 04/27/22	1,300	1,436,771
6.45%, 06/12/17	475	524,081
Eaton Vance Corp.
6.50%, 10/02/17	1,250	1,395,981
Ford Motor Credit Co. LLC
1.50%, 01/17/17	3,500	3,502,997
1.68%, 09/08/17	3,000	3,002,257
1.70%, 05/09/16	500	502,329
1.72%, 12/06/17	5,500	5,503,006
2.38%, 01/16/18[a]	4,500	4,574,502

Security	Principal (000s)	Value
2.50%, 01/15/16	$3,000	$3,039,417
2.60%, 11/04/19	5,000	5,049,047
2.88%, 10/01/18[a]	4,500	4,632,095
3.00%, 06/12/17	4,596	4,741,207
3.66%, 09/08/24[a]	900	929,326
4.25%, 02/03/17	3,292	3,465,867
4.25%, 09/20/22	4,800	5,198,360
5.00%, 05/15/18	2,429	2,650,825
6.63%, 08/15/17	1,792	2,000,906
8.00%, 12/15/16	2,527	2,817,998
8.13%, 01/15/20	1,792	2,242,846
Franklin Resources Inc.
1.38%, 09/15/17	1,900	1,897,715
2.80%, 09/15/22	900	908,982
4.63%, 05/20/20	350	388,819
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[d]	1,250	1,356,250
General Electric Capital Corp.
1.00%, 01/08/16	3,350	3,366,931
1.25%, 05/15/17 (Call 04/13/17)[a]	12,400	12,469,080
1.63%, 04/02/18[a]	7,000	7,047,094
2.30%, 04/27/17	6,500	6,675,024
2.30%, 01/14/19	500	512,060
2.90%, 01/09/17	6,750	6,999,937
2.95%, 05/09/16	3,292	3,377,408
3.10%, 01/09/23	3,130	3,235,311
3.15%, 09/07/22	6,400	6,646,472
3.35%, 10/17/16	1,490	1,549,258
3.45%, 05/15/24 (Call 02/13/24)[a]	11,000	11,577,702
4.38%, 09/16/20[a]	1,520	1,685,409
4.63%, 01/07/21	2,030	2,280,555
4.65%, 10/17/21	1,930	2,187,785
5.00%, 01/08/16	1,785	1,853,692
5.30%, 02/11/21[a]	1,735	1,996,224
5.38%, 10/20/16[a]	899	963,064
5.40%, 02/15/17	980	1,063,227
5.50%, 01/08/20	1,540	1,780,818
5.63%, 09/15/17	4,770	5,293,267
5.63%, 05/01/18	4,750	5,340,862
6.00%, 08/07/19	2,910	3,407,676

128	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.38%, 11/15/67 (Call 11/15/17)[d]	$1,550	$1,681,750
Series A
5.55%, 05/04/20	2,000	2,330,889
HSBC Finance Corp.
5.50%, 01/19/16[a]	1,600	1,662,542
6.68%, 01/15/21	963	1,152,044
Intercontinental Exchange Inc.
4.00%, 10/15/23	2,500	2,688,042
International Lease Finance Corp.
7.13%, 09/01/18[b]	5,000	5,612,500
Invesco Finance PLC
4.00%, 01/30/24	3,100	3,310,054
Jefferies Group LLC
3.88%, 11/09/15	800	812,991
5.13%, 04/13/18	1,406	1,483,432
5.13%, 01/20/23	2,500	2,627,551
5.50%, 03/15/16	1,450	1,504,146
6.88%, 04/15/21	1,068	1,217,437
8.50%, 07/15/19	1,650	1,970,314
Lazard Group LLC
3.75%, 02/13/25	1,000	995,622
6.85%, 06/15/17	2,100	2,329,005
Legg Mason Inc.
2.70%, 07/15/19	185	187,106
3.95%, 07/15/24	1,090	1,135,692
Murray Street Investment Trust I
4.65%, 03/09/17[c]	1,900	2,016,571
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	120	131,188
5.55%, 01/15/20[a]	2,626	2,914,303
National Rural Utilities Cooperative Finance Corp.
1.90%, 11/01/15[a]	1,100	1,110,822
2.15%, 02/01/19 (Call 01/01/19)	1,600	1,607,520
2.30%, 11/15/19 (Call 10/15/19)[a]	1,100	1,107,150
3.05%, 03/01/16	1,000	1,024,864
3.05%, 02/15/22 (Call 11/15/21)	2,350	2,409,912
3.40%, 11/15/23 (Call 08/15/23)	500	522,332

Security	Principal (000s)	Value
5.45%, 02/01/18	$1,000	$1,109,600
10.38%, 11/01/18	2,300	2,983,790
Nomura Holdings Inc.
2.00%, 09/13/16	2,060	2,075,446
4.13%, 01/19/16[a]	1,375	1,412,450
6.70%, 03/04/20[a]	2,522	3,004,151
NYSE Euronext
2.00%, 10/05/17	119	120,650
ORIX Corp.
5.00%, 01/12/16	1,461	1,506,960
Raymond James Financial Inc.
4.25%, 04/15/16	350	361,647
8.60%, 08/15/19	200	248,234
Stifel Financial Corp.
4.25%, 07/18/24[a]	250	256,751
Synchrony Financial
2.70%, 02/03/20	1,575	1,572,552
TD Ameritrade Holding Corp.
5.60%, 12/01/19	1,000	1,143,112
XTRA Finance Corp.
5.15%, 04/01/17	250	268,092

		300,586,348
ELECTRIC — 3.93%
Alabama Power Co.
5.50%, 10/15/17	190	210,591
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)[a]	1,600	1,599,719
6.13%, 11/15/17	1,150	1,293,635
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	1,200	1,205,599
2.95%, 12/15/22 (Call 09/15/22)	1,000	1,001,152
Appalachian Power Co.
7.95%, 01/15/20	900	1,119,960
Series K
5.00%, 06/01/17	650	701,480
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	2,000	2,004,184
6.25%, 08/01/16	260	279,032
8.75%, 03/01/19	1,250	1,572,000

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Avista Corp.
5.13%, 04/01/22	$985	$1,139,898
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)[a]	1,500	1,504,600
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	3,400	3,398,264
2.00%, 11/15/18 (Call 10/15/18)	1,250	1,262,174
2.40%, 02/01/20 (Call 01/01/20)	2,400	2,423,760
5.75%, 04/01/18	1,383	1,553,586
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,250	1,217,925
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	770	892,738
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	625	663,222
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	1,175	1,190,275
2.15%, 01/15/19 (Call 12/15/18)	500	503,050
3.10%, 11/01/24 (Call 08/01/24)	1,350	1,387,499
3.40%, 09/01/21 (Call 06/01/21)[a]	3,550	3,758,431
4.00%, 08/01/20 (Call 05/01/20)	500	541,100
5.80%, 03/15/18	690	780,459
Series 104
5.95%, 08/15/16	210	224,847
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,500	1,489,047
5.65%, 05/01/18	1,025	1,157,430
Series 09-A
5.50%, 02/01/19	300	340,110

Security	Principal (000s)	Value
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	$1,200	$1,282,200
5.85%, 04/01/18	700	790,090
7.13%, 12/01/18	1,474	1,745,069
Series 05-C
5.38%, 12/15/15	1,320	1,369,961
Series 06-D
5.30%, 12/01/16	140	150,318
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)[a]	1,200	1,342,579
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)[a]	925	973,971
5.15%, 02/15/17	1,230	1,321,799
5.65%, 09/15/18	250	281,468
5.65%, 04/15/20	280	323,992
6.13%, 03/15/19	750	867,600
6.70%, 09/15/19	1,775	2,120,060
Series P
5.50%, 08/15/16	94	100,205
Dominion Resources Inc./VA
1.25%, 03/15/17	2,600	2,606,617
1.95%, 08/15/16	1,100	1,114,960
3.63%, 12/01/24 (Call 09/01/24)	1,500	1,566,496
4.45%, 03/15/21	10,150	11,161,079
5.20%, 08/15/19	210	236,087
6.40%, 06/15/18	750	859,634
Series B
2.75%, 09/15/22 (Call 06/15/22)	240	238,333
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	1,000	1,052,100
3.90%, 06/01/21 (Call 03/01/21)	750	814,539
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	305	308,315
3.85%, 12/01/23 (Call 09/01/23)	1,000	1,066,989
6.35%, 06/01/16	210	223,772

130	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Series C
3.50%, 06/01/24 (Call 03/01/24)	$950	$986,989
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	1,260	1,359,500
7.00%, 11/15/18	1,180	1,397,963
Duke Energy Corp.
1.63%, 08/15/17	3,500	3,544,106
2.15%, 11/15/16	1,000	1,022,761
3.05%, 08/15/22 (Call 05/15/22)	1,000	1,017,339
3.55%, 09/15/21 (Call 06/15/21)	1,900	1,998,076
3.75%, 04/15/24 (Call 01/15/24)[a]	470	500,943
3.95%, 10/15/23 (Call 07/15/23)	100	107,964
5.05%, 09/15/19	500	563,450
6.25%, 06/15/18	740	847,965
Duke Energy Florida Inc.
3.10%, 08/15/21 (Call 05/15/21)	560	584,995
4.55%, 04/01/20	65	72,428
5.65%, 06/15/18	633	715,205
Duke Energy Indiana Inc.
3.75%, 07/15/20	1,100	1,179,363
6.05%, 06/15/16	500	531,223
Duke Energy Ohio Inc.
5.45%, 04/01/19[a]	300	338,953
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	2,000	2,037,702
3.00%, 09/15/21 (Call 06/15/21)	1,000	1,040,562
5.30%, 01/15/19[a]	950	1,065,900
Edison International
3.75%, 09/15/17	800	847,690
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)	1,700	1,729,900
3.70%, 06/01/24 (Call 03/01/24)	1,650	1,767,004

Security	Principal (000s)	Value
3.75%, 02/15/21 (Call 11/15/20)	$850	$899,980
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	1,000	1,054,026
Entergy Gulf States Louisiana LLC
3.95%, 10/01/20 (Call 07/01/20)	500	537,711
6.00%, 05/01/18	550	622,985
Entergy Texas Inc.
7.13%, 02/01/19	1,855	2,195,207
Eversource Energy
1.45%, 05/01/18 (Call 04/01/18)[a]	420	415,347
4.50%, 11/15/19	1,175	1,282,842
Series H
3.15%, 01/15/25 (Call 10/15/24)	1,955	1,965,838
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	500	504,820
4.00%, 10/01/20 (Call 07/01/20)	1,100	1,163,140
4.25%, 06/15/22 (Call 03/15/22)	1,000	1,059,039
5.20%, 10/01/19	1,200	1,333,680
6.20%, 10/01/17[a]	1,000	1,110,800
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	1,500	1,659,600
Florida Power & Light Co.
5.55%, 11/01/17[a]	845	937,358
Georgia Power Co.
2.85%, 05/15/22	1,000	1,004,976
4.25%, 12/01/19	1,000	1,101,271
5.40%, 06/01/18	300	336,144
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	350	386,247
5.29%, 06/15/22 (Call 03/15/22)[a,c]	950	1,077,372
Hydro-Quebec
1.38%, 06/19/17	2,850	2,874,266
2.00%, 06/30/16	2,900	2,952,028

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
8.40%, 01/15/22	$580	$777,309
9.40%, 02/01/21	200	272,765
Indiana Michigan Power Co.
7.00%, 03/15/19[a]	1,050	1,244,145
Series J
3.20%, 03/15/23 (Call 12/15/22)	500	509,594
Integrys Energy Group Inc.
4.17%, 11/01/20	500	537,993
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	495	511,850
Jersey Central Power & Light Co.
5.63%, 05/01/16	505	529,272
5.65%, 06/01/17	1,300	1,414,010
7.35%, 02/01/19	1,000	1,177,658
Kansas City Power & Light Co.
5.85%, 06/15/17	1,000	1,097,200
6.38%, 03/01/18	100	113,740
7.15%, 04/01/19[a]	2,050	2,452,005
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	600	627,200
LG&E and KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	300	314,578
4.38%, 10/01/21 (Call 07/01/21)	1,450	1,568,267
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)[a]	1,772	1,910,636
5.30%, 03/15/18	850	946,634
Mississippi Power Co.
2.35%, 10/15/16	600	612,240
Nevada Power Co.
6.50%, 08/01/18	550	636,680
7.13%, 03/15/19	1,590	1,900,982
Series O
6.50%, 05/15/18	500	576,100
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	2,275	2,291,935

Security	Principal (000s)	Value
4.50%, 06/01/21 (Call 03/01/21)[a]	$500	$550,892
6.00%, 03/01/19	500	570,648
6.65%, 06/15/67 (Call 06/15/17)[a,d]	768	764,160
7.88%, 12/15/15	881	929,311
Nisource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)[a]	1,175	1,243,031
4.45%, 12/01/21 (Call 09/01/21)	800	879,257
5.25%, 09/15/17	810	883,618
5.45%, 09/15/20	1,680	1,920,488
6.13%, 03/01/22	1,500	1,798,912
6.40%, 03/15/18	1,268	1,439,673
6.80%, 01/15/19	420	493,824
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)[a]	1,000	967,600
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)[a]	500	490,458
5.63%, 11/15/17	250	276,875
Oglethorpe Power Corp.
6.10%, 03/15/19	1,250	1,433,250
Ohio Power Co.
6.00%, 06/01/16	1,000	1,061,248
Series M
5.38%, 10/01/21	830	973,756
Oklahoma Gas & Electric Co.
6.35%, 09/01/18	120	138,624
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	1,300	1,301,349
4.10%, 06/01/22 (Call 03/01/22)	1,500	1,627,840
6.80%, 09/01/18	1,000	1,164,800
7.00%, 09/01/22	1,360	1,727,861
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	3,100	3,032,961
3.40%, 08/15/24 (Call 05/15/24)	1,505	1,555,219

132	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
3.50%, 10/01/20 (Call 07/01/20)	$931	$981,813
3.75%, 02/15/24 (Call 11/15/23)	1,450	1,538,171
4.25%, 05/15/21 (Call 02/15/21)	1,000	1,083,900
5.63%, 11/30/17	300	332,730
8.25%, 10/15/18	250	302,575
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)[a]	1,300	1,331,465
3.85%, 06/15/21 (Call 03/15/21)	1,690	1,836,523
5.50%, 01/15/19	500	566,806
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	1,000	986,506
5.35%, 03/01/18	500	555,050
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	1,275	1,284,354
Portland General Electric Co.
6.10%, 04/15/19	1,150	1,328,064
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	1,600	1,703,895
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	1,000	1,076,703
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,050	2,117,347
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,210	1,238,230
4.40%, 01/15/21 (Call 10/15/20)	2,300	2,527,425
4.88%, 12/01/19	250	279,954
7.05%, 03/15/19	823	978,770
PSEG Power LLC
2.75%, 09/15/16	500	512,500
4.15%, 09/15/21 (Call 06/15/21)	750	795,418

Security	Principal (000s)	Value
4.30%, 11/15/23 (Call 08/15/23)[a]	$1,300	$1,380,140
5.13%, 04/15/20	868	963,490
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,500	1,461,949
5.13%, 06/01/19	140	157,808
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	137,587
5.15%, 12/01/19	615	695,319
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	1,060	1,033,020
3.05%, 11/15/24 (Call 08/15/24)	2,350	2,388,114
3.50%, 08/15/20	275	291,773
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	2,200	2,567,417
San Diego Gas & Electric Co.
3.00%, 08/15/21	1,100	1,141,030
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	2,800	2,931,625
4.75%, 05/15/21 (Call 02/15/21)	1,050	1,134,435
Sierra Pacific Power Co.
Series M
6.00%, 05/15/16	1,200	1,270,602
South Carolina Electric & Gas Co.
5.25%, 11/01/18	870	975,792
6.50%, 11/01/18	650	757,705
Southern California Edison Co.
1.85%, 02/01/22	1,000	998,800
3.88%, 06/01/21 (Call 03/01/21)	4,293	4,706,845
Series 14-B
1.13%, 05/01/17	560	560,280
Series C
3.50%, 10/01/23 (Call 07/01/23)	1,000	1,066,047
Southern Co. (The)
1.95%, 09/01/16	1,215	1,234,818
2.15%, 09/01/19 (Call 08/01/19)	4,200	4,238,313

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)[a]	$500	$521,142
6.45%, 01/15/19	774	899,156
Series E
5.55%, 01/15/17	250	269,175
Series F
5.88%, 03/01/18	1,150	1,284,205
Southwestern Public Service Co. Series G
8.75%, 12/01/18	1,125	1,385,100
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	1,050	1,092,631
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	500	486,494
6.10%, 05/15/18	1,000	1,131,400
TECO Finance Inc.
4.00%, 03/15/16	345	355,475
5.15%, 03/15/20	1,570	1,753,696
TransAlta Corp.
1.90%, 06/03/17	1,100	1,078,409
4.50%, 11/15/22 (Call 08/15/22)[a]	1,650	1,638,980
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	1,000	1,128,223
UIL Holdings Corp.
4.63%, 10/01/20	500	530,800
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)[a]	1,100	1,162,520
5.40%, 02/01/16	230	240,177
6.40%, 06/15/17	500	556,150
6.70%, 02/01/19	740	870,684
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	350	358,418
3.45%, 02/15/24 (Call 11/15/23)[a]	1,047	1,109,830
5.00%, 06/30/19	500	559,848
5.95%, 09/15/17	800	893,812

Security	Principal (000s)	Value
Westar Energy Inc.
5.10%, 07/15/20	$140	$158,914
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,500	1,496,700
2.95%, 09/15/21 (Call 06/15/21)	650	670,670
4.25%, 12/15/19	250	273,450
Wisconsin Power & Light Co.
5.00%, 07/15/19	1,350	1,506,330
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	2,300	2,541,136

		252,719,739
ELECTRICAL COMPONENTS & EQUIPMENT — 0.11%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	1,000	995,865
4.25%, 11/15/20[a]	125	137,233
4.88%, 10/15/19	1,700	1,906,440
5.25%, 10/15/18	884	990,419
Energizer Holdings Inc.
4.70%, 05/19/21	1,750	1,809,561
4.70%, 05/24/22	1,150	1,194,704

		7,034,222
ELECTRONICS — 0.64%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	1,000	1,026,101
5.00%, 07/15/20	700	763,385
6.50%, 11/01/17	484	536,173
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	675	682,300
3.13%, 09/15/21 (Call 08/15/21)	1,400	1,420,604
4.00%, 02/01/22 (Call 11/01/21)	1,000	1,053,658
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	785	786,077
Avnet Inc.
4.88%, 12/01/22	800	848,780

134	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.88%, 06/15/20	$1,150	$1,286,432
6.63%, 09/15/16	650	697,350
Honeywell International Inc.
4.25%, 03/01/21	1,725	1,930,609
5.00%, 02/15/19	1,713	1,926,697
5.30%, 03/15/17	250	272,155
5.30%, 03/01/18	1,106	1,233,281
5.40%, 03/15/16	210	220,528
Jabil Circuit Inc.
4.70%, 09/15/22[a]	800	820,251
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)[b]	1,500	1,509,263
Koninklijke Philips NV
3.75%, 03/15/22	1,896	2,009,962
5.75%, 03/11/18	1,056	1,175,023
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	1,000	1,084,571
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	2,000	2,007,165
2.25%, 08/15/16	438	445,104
2.40%, 02/01/19[a]	3,475	3,513,490
3.20%, 03/01/16	1,735	1,774,229
3.30%, 02/15/22	5,330	5,395,193
3.60%, 08/15/21 (Call 05/15/21)	2,054	2,152,573
4.15%, 02/01/24 (Call 11/01/23)	2,000	2,142,369
4.50%, 03/01/21	1,353	1,485,209
Trimble Navigation Ltd.
4.75%, 12/01/24 (Call 09/01/24)[a]	1,000	1,040,069

		41,238,601
ENGINEERING & CONSTRUCTION — 0.08%
ABB Finance USA Inc.
1.63%, 05/08/17	1,700	1,711,738
2.88%, 05/08/22	1,396	1,425,315
Fluor Corp.
3.38%, 09/15/21	1,850	1,920,587

		5,057,640

Security	Principal (000s)	Value
ENTERTAINMENT — 0.03%
International Game Technology
7.50%, 06/15/19	$1,865	$1,993,219

		1,993,219
ENVIRONMENTAL CONTROL — 0.26%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	1,846	1,911,677
3.80%, 05/15/18	750	794,785
5.00%, 03/01/20[a]	1,429	1,594,249
5.25%, 11/15/21	1,875	2,135,101
5.50%, 09/15/19	3,145	3,567,130
Waste Management Inc.
2.60%, 09/01/16	900	920,662
2.90%, 09/15/22 (Call 06/15/22)	1,500	1,506,600
3.13%, 03/01/25 (Call 12/01/24)	475	478,673
3.50%, 05/15/24 (Call 02/15/24)	250	259,692
4.60%, 03/01/21 (Call 12/01/20)	850	935,334
6.10%, 03/15/18	2,552	2,879,014

		16,982,917
FOOD — 1.33%
Campbell Soup Co.
3.05%, 07/15/17	1,400	1,445,287
4.25%, 04/15/21	1,000	1,079,650
4.50%, 02/15/19	580	624,475
ConAgra Foods Inc.
1.90%, 01/25/18[a]	1,700	1,695,156
3.20%, 01/25/23 (Call 10/25/22)[a]	1,248	1,230,555
3.25%, 09/15/22	2,150	2,107,228
7.00%, 04/15/19[a]	900	1,044,117
General Mills Inc.
1.40%, 10/20/17	1,500	1,499,864
3.15%, 12/15/21 (Call 09/15/21)	2,096	2,151,718
3.65%, 02/15/24 (Call 11/15/23)	1,000	1,045,355
5.65%, 02/15/19	1,358	1,530,495
5.70%, 02/15/17	830	901,071

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Hershey Co. (The)
1.50%, 11/01/16	$1,150	$1,161,321
4.13%, 12/01/20	1,000	1,094,710
5.45%, 09/01/16	180	192,110
Hillshire Brands Co. (The)
4.10%, 09/15/20	798	838,166
Hormel Foods Corp.
4.13%, 04/15/21 (Call 01/15/21)	125	136,719
Ingredion Inc.
4.63%, 11/01/20	1,150	1,237,130
JM Smucker Co. (The)
3.50%, 10/15/21	1,200	1,268,759
Kellogg Co.
1.88%, 11/17/16	1,740	1,762,687
3.25%, 05/21/18	940	980,924
4.00%, 12/15/20	1,313	1,409,428
4.15%, 11/15/19	1,250	1,346,537
4.45%, 05/30/16	1,392	1,450,412
Kraft Foods Group Inc.
2.25%, 06/05/17	1,880	1,913,177
3.50%, 06/06/22	3,500	3,601,127
6.13%, 08/23/18	3,150	3,572,910
Kroger Co. (The)
2.20%, 01/15/17	1,350	1,374,827
2.30%, 01/15/19 (Call 12/15/18)	1,000	1,008,931
2.95%, 11/01/21 (Call 10/01/21)	1,000	1,008,728
3.30%, 01/15/21 (Call 12/15/20)	2,200	2,275,821
3.85%, 08/01/23 (Call 05/01/23)	1,000	1,057,235
4.00%, 02/01/24 (Call 11/01/23)	900	958,832
6.15%, 01/15/20	655	762,251
6.40%, 08/15/17	1,150	1,283,767
6.80%, 12/15/18	290	339,365
McCormick & Co. Inc./MD
3.90%, 07/15/21 (Call 04/15/21)	1,200	1,305,227
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	3,500	3,520,051

Security	Principal (000s)	Value
4.13%, 02/09/16	$1,144	$1,178,374
5.38%, 02/10/20	1,809	2,071,629
6.13%, 02/01/18	3,769	4,241,394
6.13%, 08/23/18	2,338	2,664,550
6.50%, 08/11/17	1,848	2,078,294
Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)	2,500	2,534,939
2.60%, 06/12/22	500	499,233
3.00%, 10/02/21 (Call 08/02/21)	3,171	3,254,323
5.25%, 02/12/18	1,550	1,713,574
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)[a]	1,900	2,012,418
4.50%, 06/15/22 (Call 03/15/22)	2,500	2,744,170
6.60%, 04/01/16	800	847,215
Unilever Capital Corp.
0.85%, 08/02/17	1,700	1,692,165
2.20%, 03/06/19	1,500	1,527,592
2.75%, 02/10/16[a]	430	439,063
4.25%, 02/10/21	2,269	2,530,245
4.80%, 02/15/19	186	207,334

		85,452,635
FOREST PRODUCTS & PAPER — 0.32%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	2,820	2,964,384
7.25%, 07/29/19[a]	525	614,345
Domtar Corp.
10.75%, 06/01/17	2,100	2,499,000
Georgia-Pacific LLC
8.00%, 01/15/24	1,000	1,328,620
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	1,600	1,630,518
5.25%, 04/01/16	440	458,859
7.50%, 08/15/21	2,316	2,907,447
7.95%, 06/15/18	4,747	5,591,406
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	2,200	2,403,110

		20,397,689

136	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
GAS — 0.27%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	$1,200	$1,264,182
5.25%, 08/15/19	550	617,001
6.38%, 07/15/16	425	453,007
Atmos Energy Corp.
6.35%, 06/15/17	150	166,652
8.50%, 03/15/19	168	208,292
CenterPoint Energy Inc.
5.95%, 02/01/17	200	217,612
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,100	1,108,663
4.90%, 12/01/21 (Call 09/01/21)	1,180	1,277,165
8.75%, 05/01/19	750	910,992
National Grid PLC
6.30%, 08/01/16	784	846,720
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	300	301,283
3.61%, 02/01/24 (Call 11/01/23)	425	449,218
Questar Corp.
2.75%, 02/01/16	200	203,640
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	1,000	999,483
3.55%, 06/15/24 (Call 03/15/24)	500	520,301
6.15%, 06/15/18	1,334	1,512,907
9.80%, 02/15/19	3,350	4,308,854
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	1,500	1,548,540
Series HH
5.45%, 04/15/18	200	224,140
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	100	107,269

		17,245,921

Security	Principal (000s)	Value
HAND & MACHINE TOOLS — 0.05%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	$442	$455,226
Snap-On Inc.
4.25%, 01/15/18	450	474,870
6.13%, 09/01/21	125	149,267
Stanley Black & Decker Inc.
2.90%, 11/01/22	1,500	1,509,945
3.40%, 12/01/21 (Call 09/01/21)	758	790,646

		3,379,954
HEALTH CARE — PRODUCTS — 1.35%
Baxter International Inc.
1.85%, 01/15/17	1,050	1,064,483
2.40%, 08/15/22	3,600	3,467,630
3.20%, 06/15/23 (Call 03/15/23)	1,600	1,610,961
4.25%, 03/15/20	1,300	1,413,256
4.50%, 08/15/19	1,700	1,863,274
5.38%, 06/01/18	500	556,480
5.90%, 09/01/16[a]	1,100	1,181,706
Becton Dickinson and Co.
1.75%, 11/08/16	1,400	1,416,956
1.80%, 12/15/17[a]	320	322,581
2.68%, 12/15/19	10,135	10,341,521
3.13%, 11/08/21	1,687	1,721,866
3.25%, 11/12/20	900	934,465
3.73%, 12/15/24 (Call 09/15/24)[a]	205	214,917
Boston Scientific Corp.
2.65%, 10/01/18	1,000	1,010,195
4.13%, 10/01/23 (Call 07/01/23)	1,875	1,965,591
6.00%, 01/15/20	1,662	1,906,370
6.40%, 06/15/16	1,100	1,171,397
CareFusion Corp.
1.45%, 05/15/17	900	899,346
3.88%, 05/15/24 (Call 02/15/24)	855	889,275
6.38%, 08/01/19	1,305	1,514,962
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,000	998,297

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.20%, 06/15/20	$3,350	$3,655,798
6.00%, 10/15/17	1,061	1,178,848
CR Bard Inc.
1.38%, 01/15/18	1,575	1,562,831
4.40%, 01/15/21 (Call 10/15/20)	1,125	1,226,988
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,250	1,272,581
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	650	717,733
6.00%, 03/01/20	2,821	3,246,047
Medtronic Inc.
0.88%, 02/27/17	250	249,125
1.38%, 04/01/18	1,940	1,933,797
1.50%, 03/15/18[b]	245	245,280
2.50%, 03/15/20[b]	2,115	2,152,845
2.63%, 03/15/16	1,850	1,886,731
2.75%, 04/01/23 (Call 01/01/23)	1,500	1,486,758
3.13%, 03/15/22 (Call 12/15/21)	3,600	3,696,253
3.15%, 03/15/22[b]	8,000	8,285,702
3.63%, 03/15/24 (Call 12/15/23)[a]	550	580,620
4.13%, 03/15/21 (Call 12/15/20)	3,400	3,699,238
4.45%, 03/15/20	1,394	1,544,663
5.60%, 03/15/19	750	851,954
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	1,500	1,522,648
Stryker Corp.
1.30%, 04/01/18	2,000	1,980,739
2.00%, 09/30/16	990	1,006,684
3.38%, 05/15/24 (Call 02/15/24)	1,200	1,230,073
4.38%, 01/15/20	1,050	1,145,617
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)[a]	1,180	1,216,241
4.63%, 11/30/19	2,600	2,855,110

		86,896,433

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 1.01%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	$2,350	$2,355,822
1.75%, 05/15/17 (Call 04/15/17)[a]	1,438	1,455,327
2.20%, 03/15/19 (Call 02/15/19)	500	502,388
2.75%, 11/15/22 (Call 08/15/22)	1,650	1,655,202
3.50%, 11/15/24 (Call 08/15/24)[a]	395	411,384
3.95%, 09/01/20	2,227	2,391,538
4.13%, 06/01/21 (Call 03/01/21)	1,000	1,080,533
Anthem Inc.
1.88%, 01/15/18	1,180	1,185,711
2.25%, 08/15/19	2,750	2,750,720
2.30%, 07/15/18	500	506,803
2.38%, 02/15/17	1,000	1,020,233
3.13%, 05/15/22	1,396	1,400,623
3.30%, 01/15/23	1,000	1,017,147
3.70%, 08/15/21 (Call 05/15/21)	2,200	2,315,483
4.35%, 08/15/20	1,450	1,584,164
5.88%, 06/15/17	1,350	1,482,263
Cigna Corp.
2.75%, 11/15/16	1,150	1,182,490
4.00%, 02/15/22 (Call 11/15/21)	149	161,735
4.38%, 12/15/20 (Call 09/15/20)	1,100	1,192,212
4.50%, 03/15/21 (Call 12/15/20)	1,736	1,890,452
5.13%, 06/15/20	288	325,169
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,066	1,226,821
5.95%, 03/15/17	600	656,549
Dignity Health
3.13%, 11/01/22	1,050	1,044,445
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)[a]	1,358	1,362,236

138	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
3.85%, 10/01/24 (Call 07/01/24)	$1,500	$1,559,331
6.30%, 08/01/18[a]	200	227,541
7.20%, 06/15/18	1,550	1,802,489
Laboratory Corp. of America Holdings
2.20%, 08/23/17	1,800	1,821,597
3.13%, 05/15/16	600	613,752
3.60%, 02/01/25 (Call 11/01/24)	295	298,056
3.75%, 08/23/22 (Call 05/23/22)[a]	2,500	2,587,674
4.63%, 11/15/20 (Call 08/15/20)	700	762,230
Quest Diagnostics Inc.
4.70%, 04/01/21	1,800	1,958,130
4.75%, 01/30/20	150	164,394
5.45%, 11/01/15	1,470	1,514,146
6.40%, 07/01/17	480	530,178
UnitedHealth Group Inc.
1.40%, 10/15/17	1,650	1,660,477
1.63%, 03/15/19	3,435	3,411,187
1.88%, 11/15/16[a]	900	915,532
2.30%, 12/15/19	2,400	2,432,281
2.88%, 12/15/21	840	861,987
2.88%, 03/15/22 (Call 12/15/21)	1,000	1,023,107
3.38%, 11/15/21 (Call 08/15/21)	1,150	1,216,422
3.88%, 10/15/20 (Call 07/15/20)	100	108,161
4.70%, 02/15/21 (Call 11/15/20)	1,600	1,799,370
6.00%, 06/15/17	1,650	1,830,101
6.00%, 02/15/18	969	1,097,563
Ventas Realty LP
1.25%, 04/17/17	2,500	2,491,981

		64,845,137
HOLDING COMPANIES — DIVERSIFIED — 0.20%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	1,000	1,000,829
4.88%, 11/30/18	500	520,685

Security	Principal (000s)	Value
Fifth Street Finance Corp.
4.88%, 03/01/19	$500	$515,500
FS Investment Corp.
4.00%, 07/15/19[a]	3,100	3,093,276
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	3,500	3,566,479
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	2,500	2,478,093
Prospect Capital Corp.
5.88%, 03/15/23	1,840	1,890,600

		13,065,462
HOME FURNISHINGS — 0.07%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	1,000	1,025,341
Whirlpool Corp.
3.70%, 03/01/23	1,500	1,552,249
4.85%, 06/15/21[a]	1,900	2,116,869

		4,694,459
HOUSEHOLD PRODUCTS & WARES — 0.21%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	850	843,824
5.38%, 04/15/20	150	164,896
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	990,694
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	1,000	1,003,073
3.50%, 12/15/24 (Call 09/15/24)	1,500	1,530,158
3.80%, 11/15/21	810	871,830
5.95%, 10/15/17	1,120	1,249,095
Kimberly-Clark Corp.
2.40%, 03/01/22	720	717,561
2.65%, 03/01/25	430	431,015
3.63%, 08/01/20[a]	750	810,112
3.88%, 03/01/21	400	439,269
6.13%, 08/01/17	1,058	1,183,803
6.25%, 07/15/18	640	737,274
7.50%, 11/01/18	900	1,081,868

SCHEDULES OF INVESTMENTS	139

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	$1,225	$1,313,814

		13,368,286
HOUSEWARES — 0.08%
Newell Rubbermaid Inc.
2.05%, 12/01/17[a]	1,000	1,003,365
4.00%, 06/15/22 (Call 03/15/22)	1,500	1,565,178
4.00%, 12/01/24 (Call 09/01/24)	2,000	2,096,188
6.25%, 04/15/18	200	224,619

		4,889,350
INSURANCE — 2.42%
ACE INA Holdings Inc.
3.35%, 05/15/24	1,500	1,557,476
5.70%, 02/15/17	1,500	1,632,408
5.80%, 03/15/18	200	224,999
5.90%, 06/15/19	825	949,114
AEGON Funding Co. LLC
5.75%, 12/15/20	360	415,258
Aflac Inc.
2.65%, 02/15/17	1,750	1,800,497
3.63%, 06/15/23[a]	1,000	1,041,579
3.63%, 11/15/24	2,000	2,086,842
4.00%, 02/15/22	450	483,822
8.50%, 05/15/19	800	1,006,724
Alleghany Corp.
5.63%, 09/15/20	650	734,568
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20	575	646,513
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[d]	1,700	1,836,000
7.45%, 05/16/19	1,473	1,773,993
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)[a]	7,100	7,171,469
3.38%, 08/15/20	2,900	3,062,977
4.13%, 02/15/24	2,000	2,178,325
4.88%, 06/01/22	1,731	1,970,855
5.45%, 05/18/17	177	192,759

Security	Principal (000s)	Value
5.60%, 10/18/16	$1,140	$1,220,672
5.85%, 01/16/18[a]	2,030	2,277,449
6.40%, 12/15/20	1,194	1,452,539
Aon Corp.
3.13%, 05/27/16	350	358,242
5.00%, 09/30/20	950	1,067,513
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	1,520	1,555,169
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	500	529,211
6.00%, 12/15/20	650	745,308
Assurant Inc.
4.00%, 03/15/23	1,000	1,029,598
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500	1,711,582
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[a]	500	500,446
2.90%, 10/15/20[a]	100	104,742
3.00%, 05/15/22	2,500	2,581,404
4.25%, 01/15/21[a]	1,108	1,230,933
5.40%, 05/15/18[a]	1,928	2,177,218
Berkshire Hathaway Inc.
0.80%, 02/11/16[a]	1,600	1,605,221
1.90%, 01/31/17	2,385	2,433,655
2.10%, 08/14/19	1,500	1,527,324
2.20%, 08/15/16	2,682	2,737,271
3.00%, 02/11/23[a]	5,000	5,141,595
3.40%, 01/31/22	2,750	2,914,654
Chubb Corp. (The)
5.75%, 05/15/18	1,300	1,467,831
6.38%, 03/29/67 (Call 04/15/17)[d]	1,500	1,605,000
CNA Financial Corp.
5.75%, 08/15/21	740	849,088
5.88%, 08/15/20	1,400	1,604,661
6.50%, 08/15/16	210	225,366
7.35%, 11/15/19	105	125,645
Fidelity National Financial Inc.
5.50%, 09/01/22	1,700	1,846,283
First American Financial Corp.
4.60%, 11/15/24	1,000	1,027,297

140	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	$800	$934,985
Hartford Financial Services Group Inc. (The)
4.00%, 10/15/17	1,650	1,753,316
5.50%, 03/30/20	200	227,906
6.00%, 01/15/19	2,100	2,385,916
6.30%, 03/15/18	1,437	1,621,859
HCC Insurance Holdings Inc.
6.30%, 11/15/19	130	149,590
Kemper Corp.
6.00%, 11/30/15	1,000	1,036,251
6.00%, 05/15/17	350	378,047
Lincoln National Corp.
4.20%, 03/15/22[a]	1,388	1,483,604
4.85%, 06/24/21	1,150	1,278,231
6.25%, 02/15/20[a]	550	641,274
7.00%, 05/17/66 (Call 05/17/16)[d]	1,000	965,000
8.75%, 07/01/19	830	1,039,658
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	2,500	2,410,436
5.25%, 03/15/16	260	272,632
Manulife Financial Corp.
4.90%, 09/17/20	1,000	1,098,855
Markel Corp.
5.35%, 06/01/21	1,800	2,028,019
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	1,550	1,559,554
3.50%, 06/03/24 (Call 03/03/24)	1,250	1,288,722
4.80%, 07/15/21 (Call 04/15/21)	575	647,085
MetLife Inc.
1.76%, 12/15/17	1,000	1,011,064
3.05%, 12/15/22	360	367,661
3.60%, 04/10/24[a]	3,500	3,696,826
4.75%, 02/08/21	1,801	2,031,319
6.75%, 06/01/16	1,441	1,543,579
7.72%, 02/15/19[a]	1,382	1,679,633

Security	Principal (000s)	Value
Series A
6.82%, 08/15/18	$2,900	$3,383,027
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	500	526,089
PartnerRe Finance B LLC
5.50%, 06/01/20	800	904,588
Principal Financial Group Inc.
3.30%, 09/15/22	1,550	1,565,171
8.88%, 05/15/19	500	626,380
Progressive Corp. (The)
3.75%, 08/23/21	975	1,053,303
6.70%, 06/15/67 (Call 06/15/17)[d]	1,000	1,070,000
Protective Life Corp.
7.38%, 10/15/19	700	841,154
Prudential Financial Inc.
3.00%, 05/12/16	750	766,865
3.50%, 05/15/24	4,600	4,756,316
4.50%, 11/16/21	1,250	1,382,829
5.38%, 06/21/20	3,200	3,658,849
5.50%, 03/15/16	170	178,243
5.63%, 06/15/43 (Call 06/15/23)[d]	1,000	1,062,500
5.88%, 09/15/42 (Call 09/15/22)[a,d]	1,400	1,512,000
7.38%, 06/15/19	1,243	1,496,145
8.88%, 06/15/68 (Call 06/15/18)[d]	1,000	1,177,500
Series D
6.00%, 12/01/17	941	1,051,841
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,595	1,768,430
6.45%, 11/15/19[a]	1,200	1,397,328
RenRe North America Holdings Inc.
5.75%, 03/15/20	125	139,886
StanCorp Financial Group Inc.
5.00%, 08/15/22	950	1,020,015
Symetra Financial Corp.
4.25%, 07/15/24	500	517,465
Torchmark Corp.
3.80%, 09/15/22	1,000	1,039,696

SCHEDULES OF INVESTMENTS	141

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.38%, 06/15/16	$350	$372,140
9.25%, 06/15/19	325	409,835
Transatlantic Holdings Inc.
5.75%, 12/14/15[a]	861	890,252
Travelers Companies Inc. (The)
3.90%, 11/01/20[a]	1,500	1,618,205
5.75%, 12/15/17	530	592,779
5.80%, 05/15/18	1,537	1,737,819
6.25%, 06/20/16	500	533,184
Trinity Acquisition PLC
4.63%, 08/15/23[a]	1,600	1,694,317
Unum Group
4.00%, 03/15/24[a]	500	521,076
5.63%, 09/15/20	600	679,696
7.13%, 09/30/16	650	706,316
Voya Financial Inc.
5.50%, 07/15/22	1,500	1,714,015
Willis Group Holdings PLC
5.75%, 03/15/21	400	449,211
WR Berkley Corp.
4.63%, 03/15/22[a]	1,200	1,302,822
5.38%, 09/15/20	300	336,048
7.38%, 09/15/19	1,050	1,253,217
XLIT Ltd.
2.30%, 12/15/18	150	151,351

		155,808,020
INTERNET — 0.86%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[b]	8,405	8,351,051
3.13%, 11/28/21 (Call 09/28/21)[b]	4,330	4,340,339
3.60%, 11/28/24 (Call 08/28/24)[b]	680	683,095
Amazon.com Inc.
1.20%, 11/29/17	1,500	1,494,621
2.50%, 11/29/22 (Call 08/29/22)	2,050	1,993,027
2.60%, 12/05/19 (Call 11/05/19)	5,000	5,094,281
3.80%, 12/05/24 (Call 09/05/24)	1,500	1,572,913

Security	Principal (000s)	Value
Baidu Inc.
2.25%, 11/28/17	$3,650	$3,665,607
2.75%, 06/09/19	4,000	4,004,002
3.50%, 11/28/22	2,000	2,013,036
eBay Inc.
1.35%, 07/15/17	978	973,381
2.20%, 08/01/19 (Call 07/01/19)	1,500	1,496,620
2.60%, 07/15/22 (Call 04/15/22)[a]	5,422	5,123,130
3.25%, 10/15/20 (Call 07/15/20)	2,200	2,254,190
Expedia Inc.
5.95%, 08/15/20	2,100	2,342,023
7.46%, 08/15/18	1,770	2,045,840
Google Inc.
2.13%, 05/19/16	1,907	1,947,742
3.38%, 02/25/24	1,825	1,944,746
3.63%, 05/19/21	2,061	2,236,508
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	1,000	1,013,858
3.95%, 06/15/22 (Call 03/15/22)	250	253,020
4.20%, 09/15/20	600	620,861

		55,463,891
IRON & STEEL — 0.24%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	1,500	1,579,812
5.75%, 12/01/17	550	613,465
5.85%, 06/01/18[a]	1,200	1,350,632
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	1,100	1,110,681
6.20%, 11/15/16	290	308,530
Vale Overseas Ltd.
4.38%, 01/11/22[a]	4,900	4,733,924
4.63%, 09/15/20[a]	2,000	2,025,436
5.63%, 09/15/19[a]	450	485,615
6.25%, 01/11/16	2,190	2,271,249
6.25%, 01/23/17	922	983,551

		15,462,895

142	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
LEISURE TIME — 0.06%
Carnival Corp.
1.88%, 12/15/17	$1,900	$1,893,396
3.95%, 10/15/20	2,000	2,113,101

		4,006,497
LODGING — 0.25%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	940	944,789
3.88%, 08/15/16 (Call 07/15/16)	170	175,692
5.38%, 08/15/21 (Call 05/15/21)	938	1,063,101
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	1,700	1,748,501
3.25%, 09/15/22 (Call 06/15/22)	1,000	1,012,804
3.38%, 10/15/20 (Call 07/15/20)	1,000	1,038,441
6.20%, 06/15/16	200	212,738
Series N
3.13%, 10/15/21 (Call 07/15/21)	1,500	1,523,561
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,250	1,230,232
6.75%, 05/15/18	1,150	1,315,223
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	1,050	1,054,385
2.95%, 03/01/17 (Call 02/01/17)[a]	850	868,289
3.90%, 03/01/23 (Call 12/01/22)	1,120	1,119,773
4.25%, 03/01/22 (Call 12/01/21)	2,150	2,243,257
5.63%, 03/01/21[a]	305	342,721
6.00%, 12/01/16	14	14,995

		15,908,502

Security	Principal (000s)	Value
MACHINERY — 1.04%
Caterpillar Financial Services Corp.
0.70%, 02/26/16	$1,200	$1,202,909
1.00%, 03/03/17	3,300	3,303,706
1.63%, 06/01/17[a]	300	302,664
2.00%, 03/05/20	3,000	3,003,742
2.10%, 06/09/19	4,350	4,397,344
2.25%, 12/01/19	3,500	3,543,598
2.63%, 03/01/23	1,360	1,352,417
2.65%, 04/01/16	740	755,517
7.15%, 02/15/19	3,635	4,342,943
Caterpillar Inc.
1.50%, 06/26/17	2,400	2,420,077
2.60%, 06/26/22 (Call 03/26/22)	1,500	1,501,638
3.40%, 05/15/24 (Call 02/15/24)	1,050	1,101,889
3.90%, 05/27/21	1,293	1,405,216
5.70%, 08/15/16	904	967,241
7.90%, 12/15/18	3,374	4,096,548
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,152	1,151,043
4.38%, 10/16/19	2,053	2,260,296
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	1,000	1,010,748
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)[a]	250	264,285
John Deere Capital Corp.
1.13%, 06/12/17	2,000	2,002,315
1.20%, 10/10/17[a]	2,700	2,703,913
1.30%, 03/12/18[a]	4,000	3,989,188
1.35%, 01/16/18	1,840	1,840,957
1.85%, 09/15/16	800	812,780
2.25%, 06/07/16	855	870,770
2.30%, 09/16/19	500	507,488
2.75%, 03/15/22	1,639	1,655,452
2.80%, 09/18/17	1,500	1,557,978
2.80%, 03/04/21	1,050	1,073,151
3.15%, 10/15/21	680	704,549

SCHEDULES OF INVESTMENTS	143

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
3.35%, 06/12/24[a]	$805	$846,126
3.90%, 07/12/21[a]	1,150	1,246,009
Series D
5.35%, 04/03/18	1,100	1,228,361
Joy Global Inc.
5.13%, 10/15/21[a]	1,500	1,675,426
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	990	993,060
2.88%, 03/01/25 (Call 12/01/24)	305	306,864
5.65%, 12/01/17	300	330,391
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,500	1,469,903
6.25%, 09/01/19	1,350	1,557,758
Xylem Inc./NY
3.55%, 09/20/16	490	506,712
4.88%, 10/01/21	800	876,287

		67,139,259
MANUFACTURING — 0.93%
3M Co.
1.00%, 06/26/17	1,300	1,302,279
1.38%, 09/29/16	1,312	1,325,801
1.63%, 06/15/19	1,900	1,888,367
2.00%, 06/26/22[a]	1,500	1,475,505
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,500	1,531,036
Cooper U.S. Inc.
3.88%, 12/15/20 (Call 09/15/20)	1,110	1,167,698
6.10%, 07/01/17	200	221,240
Crane Co.
2.75%, 12/15/18	250	253,679
4.45%, 12/15/23 (Call 09/15/23)	500	533,539
Danaher Corp.
2.30%, 06/23/16	100	102,053
3.90%, 06/23/21 (Call 03/23/21)	1,840	1,999,839
5.40%, 03/01/19	558	629,812
5.63%, 01/15/18	1,100	1,225,382

Security	Principal (000s)	Value
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	$650	$719,526
5.45%, 03/15/18	100	111,528
Eaton Corp.
1.50%, 11/02/17	3,200	3,212,246
2.75%, 11/02/22	2,000	2,009,196
5.60%, 05/15/18	788	880,806
6.95%, 03/20/19	405	477,407
General Electric Co.
2.70%, 10/09/22	4,000	4,070,911
3.38%, 03/11/24	5,000	5,300,488
5.25%, 12/06/17	3,432	3,808,360
Illinois Tool Works Inc.
0.90%, 02/25/17	20	19,991
1.95%, 03/01/19	500	502,426
3.38%, 09/15/21 (Call 06/15/21)	955	1,011,720
3.50%, 03/01/24 (Call 12/01/23)[a]	2,400	2,536,712
6.25%, 04/01/19	500	582,836
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	500	510,144
4.25%, 06/15/23	1,500	1,606,706
6.88%, 08/15/18	1,592	1,844,005
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	1,145	1,156,615
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	1,500	1,566,724
3.50%, 09/15/22	1,000	1,064,564
Pentair Finance SA
1.88%, 09/15/17	2,850	2,853,629
2.65%, 12/01/19	1,068	1,064,492
3.15%, 09/15/22 (Call 06/15/22)	400	397,609
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	900	1,007,098

144	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Textron Inc.
3.65%, 03/01/21	$1,000	$1,038,030
3.88%, 03/01/25 (Call 12/01/24)	760	778,152
4.63%, 09/21/16	725	763,457
5.60%, 12/01/17	895	979,421
5.95%, 09/21/21 (Call 06/21/21)	725	846,893
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	565	584,195
4.88%, 01/15/21	1,450	1,624,030
6.55%, 10/01/17	1,000	1,121,964

		59,708,111
MEDIA — 2.68%
21st Century Fox America Inc.
3.00%, 09/15/22	2,500	2,516,299
3.70%, 09/15/24 (Call 06/15/24)	500	528,076
4.00%, 10/01/23	1,000	1,074,926
4.50%, 02/15/21	2,363	2,601,853
5.65%, 08/15/20	200	232,453
6.90%, 03/01/19	2,300	2,721,087
7.25%, 05/18/18	500	584,681
8.25%, 08/10/18	100	121,052
CBS Corp.
1.95%, 07/01/17	900	906,079
2.30%, 08/15/19 (Call 07/15/19)[a]	950	941,885
3.38%, 03/01/22 (Call 12/01/21)	4,700	4,748,859
3.50%, 01/15/25 (Call 10/15/24)	825	828,822
4.30%, 02/15/21 (Call 11/15/20)	1,000	1,078,409
4.63%, 05/15/18	170	182,953
5.75%, 04/15/20	1,100	1,259,247
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	2,500	3,602,039
Comcast Cable Communications LLC
8.88%, 05/01/17	3,130	3,641,932

Security	Principal (000s)	Value
Comcast Corp.
2.85%, 01/15/23	$1,000	$1,010,345
3.13%, 07/15/22	7,100	7,322,937
3.60%, 03/01/24[a]	1,850	1,981,792
4.95%, 06/15/16	1,070	1,126,055
5.15%, 03/01/20	1,242	1,421,947
5.70%, 05/15/18	1,425	1,606,751
5.70%, 07/01/19	2,300	2,656,279
5.90%, 03/15/16	1,517	1,598,452
6.30%, 11/15/17	1,798	2,030,889
6.50%, 01/15/17	1,763	1,940,527
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	2,250	2,235,517
2.40%, 03/15/17	2,262	2,298,911
3.50%, 03/01/16	1,576	1,614,735
3.80%, 03/15/22	2,412	2,491,317
3.95%, 01/15/25 (Call 10/15/24)	1,380	1,417,448
4.45%, 04/01/24 (Call 01/01/24)	2,500	2,659,017
4.60%, 02/15/21 (Call 11/15/20)	2,328	2,515,241
5.00%, 03/01/21	2,689	2,973,954
5.20%, 03/15/20	850	945,086
5.88%, 10/01/19	1,388	1,582,944
Discovery Communications LLC
3.30%, 05/15/22	4,500	4,484,704
4.38%, 06/15/21	1,400	1,505,064
5.05%, 06/01/20	477	530,182
5.63%, 08/15/19	1,050	1,189,719
Graham Holdings Co.
7.25%, 02/01/19	1,100	1,228,211
Historic TW Inc.
6.88%, 06/15/18	830	965,307
7.25%, 10/15/17	400	459,435
9.15%, 02/01/23	500	686,209
NBCUniversal Media LLC
2.88%, 04/01/16	1,397	1,429,679
2.88%, 01/15/23	1,000	1,012,107
4.38%, 04/01/21	1,950	2,160,491
5.15%, 04/30/20	2,126	2,430,089

SCHEDULES OF INVESTMENTS	145

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Reed Elsevier Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	$84	$83,840
8.63%, 01/15/19	1,400	1,717,231
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,000	1,025,502
3.90%, 11/15/24 (Call 08/15/24)	1,000	1,046,490
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	1,500	1,547,136
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,063,096
4.30%, 11/23/23 (Call 08/23/23)	1,000	1,077,024
4.70%, 10/15/19	1,300	1,426,838
6.50%, 07/15/18	1,482	1,693,104
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	4,363	4,604,073
4.13%, 02/15/21 (Call 11/15/20)[a]	2,400	2,540,196
5.00%, 02/01/20	2,687	2,969,227
5.85%, 05/01/17	3,244	3,528,864
6.75%, 07/01/18	3,301	3,780,904
8.25%, 04/01/19	2,348	2,858,337
8.75%, 02/14/19	1,996	2,453,937
Time Warner Companies Inc.
7.57%, 02/01/24	500	643,475
Time Warner Entertainment Co. LP
8.38%, 03/15/23	500	667,303
Time Warner Inc.
2.10%, 06/01/19	500	498,909
3.40%, 06/15/22[a]	4,950	5,077,646
4.00%, 01/15/22	4,000	4,245,869
4.70%, 01/15/21	3,277	3,658,202
4.75%, 03/29/21	1,480	1,653,059
4.88%, 03/15/20	1,145	1,281,407
5.88%, 11/15/16	1,359	1,468,241
Viacom Inc.
2.20%, 04/01/19[a]	150	148,817
2.50%, 12/15/16	1,450	1,480,569

Security	Principal (000s)	Value
2.75%, 12/15/19 (Call 11/11/19)	$1,000	$1,008,621
3.13%, 06/15/22 (Call 03/15/22)	500	495,862
3.50%, 04/01/17	1,150	1,195,707
3.88%, 12/15/21	1,250	1,296,921
3.88%, 04/01/24 (Call 01/01/24)	1,375	1,397,883
4.25%, 09/01/23 (Call 06/01/23)	3,300	3,439,366
4.50%, 03/01/21	1,250	1,348,434
5.63%, 09/15/19	600	677,125
6.13%, 10/05/17	160	177,446
6.25%, 04/30/16	1,797	1,903,629
Walt Disney Co. (The)
1.10%, 12/01/17	1,130	1,128,369
1.13%, 02/15/17	1,947	1,959,126
1.35%, 08/16/16	2,006	2,027,713
1.85%, 05/30/19	1,500	1,502,813
2.35%, 12/01/22	2,150	2,134,423
2.55%, 02/15/22	1,200	1,203,575
2.75%, 08/16/21	2,000	2,059,340
3.75%, 06/01/21	1,750	1,891,203
5.50%, 03/15/19	1,600	1,829,362
5.63%, 09/15/16	93	100,068
Series B
5.88%, 12/15/17	100	112,773

		172,211,048
METAL FABRICATE & HARDWARE — 0.05%
Precision Castparts Corp.
1.25%, 01/15/18	1,813	1,800,228
2.50%, 01/15/23 (Call 10/15/22)	1,375	1,350,510

		3,150,738
MINING — 1.38%
Barrick Gold Corp.
3.85%, 04/01/22[a]	2,675	2,640,166
4.10%, 05/01/23	1,900	1,893,001
6.95%, 04/01/19[a]	1,546	1,804,653
Barrick North America Finance LLC
4.40%, 05/30/21	2,403	2,495,440
6.80%, 09/15/18	1,700	1,952,222

146	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	$1,300	$1,420,008
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	4,496	4,557,768
1.88%, 11/21/16	1,527	1,554,135
2.05%, 09/30/18	2,520	2,559,177
2.88%, 02/24/22[a]	1,295	1,313,208
3.25%, 11/21/21	2,382	2,491,302
3.85%, 09/30/23	1,000	1,080,137
6.50%, 04/01/19	1,485	1,751,901
7.25%, 03/01/16	670	714,052
Freeport-McMoRan Inc.
2.15%, 03/01/17	850	845,820
2.38%, 03/15/18	3,600	3,529,820
3.10%, 03/15/20[a]	1,000	959,121
3.55%, 03/01/22 (Call 12/01/21)	1,862	1,690,496
3.88%, 03/15/23 (Call 12/15/22)[a]	3,450	3,147,813
4.00%, 11/14/21	1,500	1,444,010
4.55%, 11/14/24 (Call 08/14/24)[a]	4,200	3,968,324
Goldcorp Inc.
2.13%, 03/15/18	1,350	1,350,930
3.70%, 03/15/23 (Call 12/15/22)	1,300	1,301,512
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	740	740,864
5.95%, 03/15/24 (Call 12/15/23)	2,300	2,267,925
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	2,747	2,697,658
5.13%, 10/01/19[a]	2,558	2,805,897
Rio Tinto Finance USA Ltd.
2.25%, 09/20/16	1,913	1,947,565
2.50%, 05/20/16	800	815,254
3.50%, 11/02/20[a]	1,448	1,518,302
3.75%, 09/20/21	2,032	2,140,128
4.13%, 05/20/21[a]	3,210	3,450,422
6.50%, 07/15/18	4,278	4,909,974
9.00%, 05/01/19	2,069	2,625,769

Security	Principal (000s)	Value
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	$3,450	$3,463,864
2.25%, 12/14/18 (Call 11/14/18)	2,050	2,070,288
2.88%, 08/21/22 (Call 05/21/22)[a]	2,000	1,996,256
Southern Copper Corp.
3.50%, 11/08/22	2,150	2,079,222
5.38%, 04/16/20	1,150	1,252,108
Teck Resources Ltd.
2.50%, 02/01/18	1,400	1,378,596
3.00%, 03/01/19[a]	650	631,961
3.15%, 01/15/17	500	508,627
3.85%, 08/15/17	1,100	1,132,405
4.75%, 01/15/22 (Call 10/15/21)[a]	2,250	2,217,117

		89,115,218
MULTI-NATIONAL — 0.04%
International Bank for Reconstruction & Development
2.13%, 03/03/25	2,500	2,500,837

		2,500,837
OFFICE & BUSINESS EQUIPMENT — 0.24%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	1,400	1,445,157
4.75%, 01/15/16[a]	410	422,832
4.75%, 05/15/18	1,300	1,377,098
5.75%, 09/15/17[a]	1,013	1,097,307
Xerox Corp.
2.75%, 09/01/20	800	801,069
2.80%, 05/15/20	3,200	3,214,801
2.95%, 03/15/17	500	513,960
4.50%, 05/15/21	2,637	2,851,014
5.63%, 12/15/19	900	1,019,478
6.35%, 05/15/18	976	1,105,482
6.40%, 03/15/16	1,500	1,583,445
6.75%, 02/01/17[a]	200	219,549

		15,651,192

SCHEDULES OF INVESTMENTS	147

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
OIL & GAS — 6.40%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	$1,500	$1,523,166
5.95%, 09/15/16	1,202	1,286,813
6.38%, 09/15/17	4,392	4,899,669
6.95%, 06/15/19	1,750	2,056,682
8.70%, 03/15/19	1,119	1,378,908
Apache Corp.
1.75%, 04/15/17	1,100	1,105,640
2.63%, 01/15/23 (Call 10/15/22)[a]	950	912,042
3.25%, 04/15/22 (Call 01/15/22)	2,862	2,887,870
3.63%, 02/01/21 (Call 11/01/20)[a]	1,900	1,981,256
5.63%, 01/15/17	405	436,086
BP Capital Markets PLC
1.38%, 11/06/17	3,000	2,993,827
1.38%, 05/10/18	4,320	4,283,003
1.67%, 02/13/18	3,000	3,010,561
1.85%, 05/05/17	2,839	2,875,017
2.24%, 05/10/19	4,800	4,829,328
2.32%, 02/13/20	2,000	2,008,505
2.50%, 11/06/22	2,000	1,952,929
2.75%, 05/10/23	3,500	3,436,040
3.20%, 03/11/16	1,562	1,600,238
3.25%, 05/06/22	2,792	2,868,028
3.54%, 11/04/24	940	964,971
3.56%, 11/01/21	2,750	2,892,872
4.50%, 10/01/20	2,571	2,836,842
4.74%, 03/11/21	1,333	1,487,113
4.75%, 03/10/19	1,363	1,498,730
British Transco Finance Inc.
6.63%, 06/01/18	1,380	1,593,899
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)[a]	1,750	1,764,767
3.80%, 04/15/24[a]	1,000	1,011,288
3.90%, 02/01/25 (Call 11/01/24)	1,990	2,021,631
5.70%, 05/15/17	1,416	1,534,097
5.90%, 02/01/18[a]	850	937,818

Security	Principal (000s)	Value
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	$1,000	$951,414
3.80%, 09/15/23 (Call 06/15/23)[a]	1,000	992,570
5.70%, 10/15/19	1,173	1,295,176
Chevron Corp.
0.89%, 06/24/16[a]	1,450	1,453,512
1.10%, 12/05/17 (Call 11/05/17)	7,500	7,475,742
1.72%, 06/24/18 (Call 05/24/18)	3,750	3,782,620
2.36%, 12/05/22 (Call 09/05/22)	4,150	4,092,410
2.41%, 03/03/22 (Call 01/03/22)	1,140	1,142,112
2.43%, 06/24/20 (Call 05/24/20)	500	509,209
3.19%, 06/24/23 (Call 03/24/23)	3,000	3,116,477
4.95%, 03/03/19	2,526	2,828,671
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23[a]	7,000	6,799,664
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	5,000	4,971,135
ConocoPhillips
5.20%, 05/15/18	1,050	1,170,375
5.75%, 02/01/19	2,100	2,405,991
6.00%, 01/15/20	837	986,398
6.65%, 07/15/18	1,240	1,441,576
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	4,300	4,273,752
2.40%, 12/15/22 (Call 09/15/22)	6,500	6,340,013
3.35%, 11/15/24 (Call 08/15/24)[a]	445	459,480
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[a]	1,195	1,114,748
4.50%, 04/15/23 (Call 01/15/23)	4,400	4,282,154
5.00%, 09/15/22 (Call 03/15/17)	1,000	989,906

148	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	$300	$303,723
3.25%, 05/15/22 (Call 02/15/22)[a]	1,031	1,053,384
6.30%, 01/15/19	2,750	3,165,828
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[a]	1,550	1,716,605
Ecopetrol SA
4.13%, 01/16/25	2,500	2,362,500
4.25%, 09/18/18	1,500	1,575,000
5.88%, 09/18/23[a]	1,500	1,612,500
7.63%, 07/23/19[a]	3,950	4,661,000
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	2,900	2,974,306
6.50%, 05/15/19	245	277,556
Ensco PLC
3.25%, 03/15/16	1,192	1,210,281
4.50%, 10/01/24 (Call 07/01/24)[a]	1,500	1,454,159
4.70%, 03/15/21[a]	3,003	3,025,916
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	1,850	1,871,461
2.50%, 02/01/16	500	507,823
2.63%, 03/15/23 (Call 12/15/22)[a]	1,288	1,271,595
4.10%, 02/01/21	1,229	1,325,715
4.40%, 06/01/20[a]	1,200	1,320,567
5.63%, 06/01/19[a]	796	909,358
5.88%, 09/15/17	453	502,747
6.88%, 10/01/18	400	468,591
EQT Corp.
4.88%, 11/15/21	1,350	1,422,560
6.50%, 04/01/18	1,900	2,100,219
8.13%, 06/01/19	1,700	2,029,824
Exxon Mobil Corp.
0.92%, 03/15/17	3,600	3,604,911
1.82%, 03/15/19 (Call 02/15/19)	4,000	4,025,229

Security	Principal (000s)	Value
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 11/15/15)	$1,225	$1,295,437
6.63%, 05/01/21 (Call 05/01/16)	500	527,500
6.88%, 02/15/23 (Call 02/15/18)	1,688	1,780,840
Hess Corp.
1.30%, 06/15/17	500	494,378
3.50%, 07/15/24 (Call 04/15/24)[a]	360	355,652
8.13%, 02/15/19	2,026	2,418,568
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	1,900	1,920,823
6.15%, 06/15/19	150	166,934
7.25%, 12/15/19[a]	1,583	1,865,174
Kerr-McGee Corp.
6.95%, 07/01/24	1,000	1,240,795
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	300	290,837
5.90%, 03/15/18	874	967,151
6.00%, 10/01/17	1,167	1,285,383
Marathon Petroleum Corp.
3.50%, 03/01/16	1,590	1,626,190
3.63%, 09/15/24 (Call 06/15/24)	670	684,455
5.13%, 03/01/21	1,061	1,193,030
Murphy Oil Corp.
2.50%, 12/01/17	850	842,092
3.70%, 12/01/22 (Call 09/01/22)	1,360	1,272,189
4.00%, 06/01/22 (Call 03/01/22)	1,000	957,177
Nabors Industries Inc.
4.63%, 09/15/21	1,750	1,639,039
5.00%, 09/15/20[a]	1,000	972,030
5.10%, 09/15/23 (Call 06/15/23)	1,050	980,688
9.25%, 01/15/19	1,853	2,125,287
Nexen Energy ULC
6.20%, 07/30/19	1,750	2,010,774

SCHEDULES OF INVESTMENTS	149

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	$2,148	$2,286,618
8.25%, 03/01/19	828	994,040
Noble Holding International Ltd.
2.50%, 03/15/17	300	294,240
3.95%, 03/15/22[a]	1,250	1,111,015
4.63%, 03/01/21	250	232,252
4.90%, 08/01/20	1,400	1,326,276
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	1,300	1,295,089
1.75%, 02/15/17	6,100	6,166,614
2.50%, 02/01/16	400	406,739
3.13%, 02/15/22 (Call 11/15/21)	1,154	1,169,527
Series 1
4.10%, 02/01/21 (Call 11/01/20)	2,390	2,586,477
Petro-Canada
6.05%, 05/15/18	2,250	2,531,396
Petrobras Global Finance BV
2.00%, 05/20/16	818	778,178
3.00%, 01/15/19[a]	1,500	1,294,691
3.25%, 03/17/17	3,800	3,532,563
3.50%, 02/06/17	3,750	3,516,432
4.38%, 05/20/23	5,250	4,311,916
4.88%, 03/17/20	1,325	1,178,334
5.38%, 01/27/21	7,000	6,298,983
5.75%, 01/20/20	5,350	4,950,980
5.88%, 03/01/18	2,237	2,132,253
6.13%, 10/06/16[a]	1,850	1,839,400
6.25%, 03/17/24[a]	4,000	3,687,269
7.88%, 03/15/19	2,250	2,278,535
Petroleos Mexicanos
3.13%, 01/23/19	1,500	1,519,455
3.50%, 01/30/23	6,750	6,547,500
4.25%, 01/15/25[b]	2,500	2,506,250
4.88%, 01/24/22	4,600	4,870,250
4.88%, 01/18/24	3,750	3,956,250
5.50%, 01/21/21	5,300	5,810,125
5.75%, 03/01/18	967	1,061,282
6.00%, 03/05/20[a]	2,900	3,280,625
8.00%, 05/03/19	1,500	1,796,250

Security	Principal (000s)	Value
Phillips 66
2.95%, 05/01/17	$1,412	$1,461,498
4.30%, 04/01/22	2,544	2,776,830
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)[a]	1,050	1,069,404
5.88%, 07/15/16	175	185,102
6.65%, 03/15/17	1,300	1,421,446
7.50%, 01/15/20	2,200	2,617,660
Pride International Inc.
6.88%, 08/15/20	1,345	1,525,512
8.50%, 06/15/19[a]	1,000	1,186,320
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[a]	275	263,956
4.88%, 06/01/22 (Call 03/01/22)	2,160	2,104,783
5.00%, 09/01/17	800	826,485
7.88%, 08/01/19[a]	175	194,608
Sasol Financing International PLC
4.50%, 11/14/22	2,000	2,010,000
Shell International Finance BV
1.13%, 08/21/17	11,800	11,811,953
2.00%, 11/15/18[a]	4,160	4,226,918
2.25%, 01/06/23	2,000	1,957,127
2.38%, 08/21/22	750	743,493
3.40%, 08/12/23	1,400	1,478,666
4.30%, 09/22/19	1,359	1,503,663
4.38%, 03/25/20	130	145,113
5.20%, 03/22/17	475	516,016
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	3,458	3,405,397
4.95%, 01/23/25 (Call 10/23/24)	1,000	1,026,782
7.50%, 02/01/18	325	366,498
Statoil ASA
1.15%, 05/15/18	790	781,341
1.20%, 01/17/18	1,700	1,690,372
1.80%, 11/23/16	500	507,235
2.45%, 01/17/23	8,900	8,759,738
3.13%, 08/17/17	2,660	2,782,261
3.15%, 01/23/22	158	163,723
3.25%, 11/10/24	6,500	6,716,994

150	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.25%, 04/15/19	$1,879	$2,131,103
6.70%, 01/15/18	700	795,547
Suncor Energy Inc.
6.10%, 06/01/18	1,263	1,425,053
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	850	836,519
7.75%, 06/01/19	1,240	1,440,823
Total Capital Canada Ltd.
1.45%, 01/15/18	4,000	4,013,312
2.75%, 07/15/23	900	898,449
Total Capital International SA
0.75%, 01/25/16	2,250	2,254,214
1.50%, 02/17/17	1,792	1,811,686
1.55%, 06/28/17[a]	2,792	2,821,822
2.10%, 06/19/19	6,100	6,166,809
2.70%, 01/25/23	2,700	2,699,394
3.70%, 01/15/24	2,500	2,668,935
3.75%, 04/10/24[a]	3,600	3,857,340
Total Capital SA
2.30%, 03/15/16	1,231	1,252,596
4.13%, 01/28/21	1,070	1,180,168
4.45%, 06/24/20	1,254	1,399,826
Transocean Inc.
2.50%, 10/15/17	1,000	915,000
3.80%, 10/15/22 (Call 07/15/22)[a]	1,300	1,004,250
5.05%, 12/15/16	969	971,423
6.00%, 03/15/18	982	945,175
6.38%, 12/15/21	3,060	2,669,850
6.50%, 11/15/20[a]	1,568	1,395,520
Valero Energy Corp.
6.13%, 06/15/17	1,612	1,778,963
6.13%, 02/01/20	834	958,306
9.38%, 03/15/19	1,131	1,417,839
XTO Energy Inc.
5.50%, 06/15/18	1,500	1,696,903
6.25%, 08/01/17	750	842,751

		411,434,796
OIL & GAS SERVICES — 0.50%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	2,100	2,153,161
7.50%, 11/15/18	1,184	1,410,673

Security	Principal (000s)	Value
Cameron International Corp.
3.70%, 06/15/24 (Call 03/15/24)	$1,500	$1,453,633
4.50%, 06/01/21 (Call 03/01/21)	1,450	1,515,570
6.38%, 07/15/18	1,700	1,899,938
FMC Technologies Inc.
2.00%, 10/01/17	900	902,177
3.45%, 10/01/22 (Call 07/01/22)	1,000	989,907
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	500	503,199
3.25%, 11/15/21 (Call 08/15/21)	2,000	2,078,765
3.50%, 08/01/23 (Call 05/01/23)	1,050	1,091,418
6.15%, 09/15/19	1,814	2,121,571
National Oilwell Varco Inc.
1.35%, 12/01/17	900	896,290
2.60%, 12/01/22 (Call 09/01/22)	1,520	1,467,656
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	2,200	2,340,057
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)[a]	1,100	1,105,855
7.13%, 12/15/21 (Call 12/15/16)[a]	1,430	1,431,003
Weatherford International LLC
6.35%, 06/15/17[a]	1,385	1,454,250
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	1,070	973,202
5.13%, 09/15/20	4,280	4,066,000
5.50%, 02/15/16	210	215,775
6.00%, 03/15/18	1,000	1,035,000
9.63%, 03/01/19	1,038	1,172,940

		32,278,040

SCHEDULES OF INVESTMENTS	151

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.07%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	$100	$109,287
6.80%, 08/01/19	555	650,295
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	1,038	1,072,015
Rock-Tenn Co.
3.50%, 03/01/20	500	513,783
4.90%, 03/01/22	2,000	2,181,198
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	75	80,509

		4,607,087
PHARMACEUTICALS — 3.27%
Abbott Laboratories
4.13%, 05/27/20	800	873,977
5.13%, 04/01/19	1,678	1,873,259
AbbVie Inc.
1.75%, 11/06/17	6,250	6,293,594
2.00%, 11/06/18	2,950	2,957,129
2.90%, 11/06/22	2,725	2,724,381
Actavis Funding SCS
1.30%, 06/15/17	2,000	1,975,297
2.45%, 06/15/19[a]	195	192,616
3.85%, 06/15/24 (Call 03/15/24)[a]	500	507,520
Actavis Inc.
1.88%, 10/01/17	2,800	2,790,979
3.25%, 10/01/22 (Call 07/01/22)	3,500	3,452,891
6.13%, 08/15/19	1,195	1,354,779
Allergan Inc./United States
1.35%, 03/15/18[a]	1,150	1,121,370
2.80%, 03/15/23 (Call 12/15/22)	2,900	2,696,310
3.38%, 09/15/20[a]	1,500	1,524,377
5.75%, 04/01/16	520	545,365
AmerisourceBergen Corp.
1.15%, 05/15/17	900	897,005
3.40%, 05/15/24[a]	1,000	1,023,595
3.50%, 11/15/21 (Call 08/15/21)	1,075	1,117,628

Security	Principal (000s)	Value
AstraZeneca PLC
1.95%, 09/18/19	$2,300	$2,314,621
5.90%, 09/15/17	4,217	4,722,032
Bristol-Myers Squibb Co.
0.88%, 08/01/17	2,163	2,153,816
2.00%, 08/01/22	2,231	2,148,103
3.25%, 11/01/23	1,300	1,354,587
Cardinal Health Inc.
2.40%, 11/15/19	2,000	2,006,736
3.20%, 06/15/22	1,600	1,615,222
3.20%, 03/15/23	1,300	1,318,162
4.63%, 12/15/20	2,000	2,202,308
DENTSPLY International Inc.
2.75%, 08/15/16	140	142,442
4.13%, 08/15/21 (Call 05/15/21)	1,545	1,640,650
Eli Lilly & Co.
1.25%, 03/01/18	305	304,899
1.95%, 03/15/19	2,000	2,017,581
5.20%, 03/15/17	996	1,083,317
Express Scripts Holding Co.
1.25%, 06/02/17	325	324,112
2.25%, 06/15/19	9,900	9,890,319
2.65%, 02/15/17	1,000	1,026,502
3.13%, 05/15/16	1,399	1,432,764
3.90%, 02/15/22	1,665	1,758,106
4.75%, 11/15/21	800	890,410
7.25%, 06/15/19	1,665	1,991,885
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	3,650	3,654,438
5.65%, 05/15/18	2,080	2,347,629
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	5,196	5,247,131
2.85%, 05/08/22	6,309	6,389,705
Johnson & Johnson
1.88%, 12/05/19	5,000	5,050,402
2.15%, 05/15/16	951	968,638
2.45%, 12/05/21	1,500	1,524,951
2.95%, 09/01/20	1,200	1,263,986
3.55%, 05/15/21	1,900	2,061,348
5.15%, 07/15/18[a]	2,063	2,324,093
5.55%, 08/15/17[a]	1,828	2,032,394

152	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
McKesson Corp.
1.40%, 03/15/18	$1,000	$991,110
2.70%, 12/15/22 (Call 09/15/22)[a]	1,563	1,535,630
2.85%, 03/15/23 (Call 12/15/22)[a]	500	494,569
3.25%, 03/01/16	1,299	1,328,622
3.80%, 03/15/24 (Call 12/15/23)	3,200	3,382,131
4.75%, 03/01/21 (Call 12/01/20)	750	831,249
5.70%, 03/01/17	567	616,645
7.50%, 02/15/19	1,985	2,376,961
Mead Johnson Nutrition Co.
4.90%, 11/01/19	1,450	1,598,058
Medco Health Solutions Inc.
4.13%, 09/15/20	500	536,858
7.13%, 03/15/18	1,338	1,543,412
Merck & Co. Inc.
1.10%, 01/31/18	1,750	1,742,440
1.30%, 05/18/18	10,700	10,669,322
2.75%, 02/10/25 (Call 11/10/24)	5,775	5,773,461
2.80%, 05/18/23	2,150	2,181,098
3.88%, 01/15/21 (Call 10/15/20)	1,021	1,110,773
Merck Sharp & Dohme Corp.
4.75%, 03/01/15	850	850,000
5.00%, 06/30/19	1,128	1,277,518
Mylan Inc./PA
2.55%, 03/28/19	3,050	3,061,296
Novartis Capital Corp.
2.40%, 09/21/22	2,200	2,199,535
3.40%, 05/06/24	3,650	3,870,784
4.40%, 04/24/20	168	187,157
Novartis Securities Investment Ltd.
5.13%, 02/10/19	3,313	3,736,552
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	1,910	1,997,453
Perrigo Finance PLC
3.50%, 12/15/21 (Call 10/15/21)	5,000	5,172,260

Security	Principal (000s)	Value
Pfizer Inc.
1.10%, 05/15/17	$5,750	$5,773,365
1.50%, 06/15/18	1,500	1,507,140
2.10%, 05/15/19	2,000	2,026,314
3.00%, 06/15/23	4,100	4,180,612
4.65%, 03/01/18	200	219,332
6.20%, 03/15/19	6,084	7,103,209
Pharmacia Corp.
6.50%, 12/01/18	2,140	2,511,462
Sanofi
1.25%, 04/10/18	2,000	1,996,874
2.63%, 03/29/16	4,729	4,835,151
4.00%, 03/29/21	2,782	3,061,447
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	450	460,131
2.95%, 12/18/22[a]	1,174	1,152,027
Series 2
3.65%, 11/10/21	2,329	2,455,715
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	923	981,932
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	1,250	1,255,723
Wyeth LLC
5.45%, 04/01/17	315	344,147
5.50%, 02/15/16	168	176,025
Zoetis Inc.
1.15%, 02/01/16	650	650,570
1.88%, 02/01/18	1,225	1,217,187

		210,098,618
PIPELINES — 2.35%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	75	77,063
4.88%, 03/15/24 (Call 03/15/19)	1,000	1,030,000
6.13%, 07/15/22 (Call 01/15/17)	1,000	1,070,000
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	110	115,600
5.75%, 09/15/19	2,200	2,367,423

SCHEDULES OF INVESTMENTS	153

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	$3,225	$3,224,677
4.88%, 02/01/21 (Call 11/01/20)	2,000	2,124,000
5.50%, 08/15/19	500	540,837
6.05%, 01/15/18	1,250	1,359,465
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	2,023	2,205,879
6.13%, 11/01/17	200	222,953
6.15%, 05/01/16	210	222,121
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 04/01/16)	1,600	1,739,840
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	2,000	1,815,000
4.95%, 04/01/22 (Call 01/01/22)	500	488,228
El Paso Natural Gas Co. LLC
5.95%, 04/15/17	350	378,551
El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/24 (Call 02/01/24)	1,000	1,028,129
5.00%, 10/01/21 (Call 07/01/21)	2,000	2,156,908
6.50%, 04/01/20	675	770,090
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[b]	500	485,255
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	150	156,283
5.20%, 03/15/20	2,395	2,621,651
9.88%, 03/01/19	1,535	1,926,458
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	3,790	3,671,946
5.60%, 04/01/17	1,325	1,423,148

Security	Principal (000s)	Value
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	$500	$494,792
4.15%, 10/01/20 (Call 08/01/20)	1,675	1,749,024
4.65%, 06/01/21 (Call 03/01/21)	1,487	1,586,801
5.20%, 02/01/22 (Call 11/01/21)[a]	4,866	5,317,078
6.13%, 02/15/17	230	248,781
6.70%, 07/01/18	1,350	1,527,823
9.00%, 04/15/19	840	1,032,043
9.70%, 03/15/19	665	831,731
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	1,535	1,626,874
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	1,260	1,272,211
3.20%, 02/01/16	405	413,095
3.35%, 03/15/23 (Call 12/15/22)	3,000	3,061,405
4.05%, 02/15/22[a]	1,400	1,500,468
5.20%, 09/01/20	393	444,327
5.25%, 01/31/20	800	899,791
6.50%, 01/31/19	1,450	1,673,504
6.65%, 04/15/18	800	913,299
Series L
6.30%, 09/15/17	2,412	2,689,519
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,000	992,906
3.50%, 03/01/16	1,150	1,175,017
3.50%, 03/01/21 (Call 01/01/21)	1,375	1,390,710
3.95%, 09/01/22 (Call 06/01/22)	1,000	1,025,214
4.15%, 03/01/22[a]	900	933,043
4.25%, 09/01/24 (Call 06/01/24)[a]	5,870	6,101,103
5.30%, 09/15/20	4,100	4,500,264

154	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.80%, 03/01/21	$150	$169,359
5.95%, 02/15/18	1,105	1,219,548
6.00%, 02/01/17	1,000	1,077,710
6.85%, 02/15/20[a]	2,165	2,529,440
9.00%, 02/01/19	900	1,099,837
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	255	257,391
Magellan Midstream Partners LP
4.25%, 02/01/21	770	836,836
5.65%, 10/15/16	220	235,481
6.55%, 07/15/19	2,025	2,371,427
Northern Border Pipeline Co. Series A
7.50%, 09/15/21	90	105,678
Northwest Pipeline LLC
6.05%, 06/15/18	215	241,105
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,000	996,160
3.20%, 09/15/18 (Call 08/15/18)	3,200	3,257,627
3.25%, 02/01/16 (Call 01/01/16)[a]	1,100	1,116,311
3.38%, 10/01/22 (Call 07/01/22)	2,120	1,993,800
6.15%, 10/01/16	425	454,738
8.63%, 03/01/19[a]	1,120	1,339,287
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17[a]	300	332,111
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	2,000	2,012,906
3.60%, 11/01/24 (Call 08/01/24)	1,500	1,533,313
5.00%, 02/01/21 (Call 11/01/20)	1,975	2,200,842
5.75%, 01/15/20	1,490	1,699,503
6.50%, 05/01/18	1,700	1,933,472
8.75%, 05/01/19	1,550	1,927,250
Questar Pipeline Co.
5.83%, 02/01/18[a]	1,000	1,104,947

Security	Principal (000s)	Value
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	$325	$351,055
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)[a]	1,850	1,934,408
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	550	516,410
8.00%, 10/01/19	2,250	2,727,919
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)	1,000	1,023,600
4.75%, 03/15/24 (Call 12/15/23)	50	55,481
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	2,690	2,625,843
4.65%, 02/15/22	1,150	1,225,667
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	450	472,851
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	975	1,083,795
TransCanada PipeLines Ltd.
1.88%, 01/12/18	510	511,750
2.50%, 08/01/22	2,650	2,587,839
3.75%, 10/16/23 (Call 07/16/23)	1,100	1,148,010
3.80%, 10/01/20	2,720	2,880,770
6.35%, 05/15/67 (Call 05/15/17)[a,d]	500	480,000
6.50%, 08/15/18	1,386	1,593,159
7.13%, 01/15/19	149	175,461
9.88%, 01/01/21	320	428,698
Transcontinental Gas Pipe Line Co. LLC
6.05%, 06/15/18	1,105	1,239,170
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	550	552,633
4.00%, 07/01/22 (Call 04/01/22)	1,850	1,907,231

SCHEDULES OF INVESTMENTS	155

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.38%, 06/01/21 (Call 03/01/21)	$3,050	$3,399,835
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	3,358	3,127,899
4.55%, 06/24/24 (Call 03/24/24)	85	82,773
7.88%, 09/01/21[a]	1,300	1,508,869
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	2,250	2,205,832
4.00%, 11/15/21 (Call 08/15/21)	2,750	2,828,228
4.30%, 03/04/24 (Call 12/04/23)	1,200	1,233,303
5.25%, 03/15/20[a]	982	1,079,604
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	1,300	1,431,479

		151,087,979
REAL ESTATE — 0.04%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	1,000	999,722
5.80%, 04/25/17	250	269,320
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	500	515,365
5.88%, 06/15/17	800	876,478

		2,660,885
REAL ESTATE INVESTMENT TRUSTS — 2.68%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	1,000	1,021,965
4.60%, 04/01/22 (Call 01/01/22)	1,500	1,601,130
American Tower Corp.
3.40%, 02/15/19	154	157,996
3.50%, 01/31/23	5,100	4,978,088
4.50%, 01/15/18	1,524	1,620,951
4.70%, 03/15/22	1,600	1,692,947
5.00%, 02/15/24[a]	1,500	1,623,337

Security	Principal (000s)	Value
5.05%, 09/01/20	$1,000	$1,092,429
5.90%, 11/01/21[a]	585	667,670
7.00%, 10/15/17	1,000	1,125,623
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	1,210	1,184,137
3.63%, 10/01/20 (Call 07/01/20)	2,000	2,096,037
3.95%, 01/15/21 (Call 10/15/20)[a]	550	582,586
5.70%, 03/15/17	750	812,962
5.75%, 09/15/16	190	203,131
6.10%, 03/15/20	300	348,460
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	150	154,086
4.25%, 07/15/22 (Call 04/15/22)	1,500	1,579,763
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)[a]	3,500	3,484,993
3.70%, 11/15/18 (Call 08/15/18)	2,030	2,151,556
3.80%, 02/01/24 (Call 11/01/23)[a]	1,000	1,041,032
3.85%, 02/01/23 (Call 11/01/22)	500	525,316
4.13%, 05/15/21 (Call 02/15/21)	1,049	1,127,408
5.63%, 11/15/20 (Call 08/15/20)	900	1,034,988
5.88%, 10/15/19	900	1,038,431
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)	1,750	1,859,960
4.63%, 06/15/21 (Call 03/15/21)	200	218,363
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	3,000	3,233,623
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	2,500	2,708,213

156	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	$500	$491,947
3.50%, 01/15/21 (Call 11/15/20)[a]	103	105,390
4.63%, 07/15/22 (Call 04/15/22)	2,600	2,790,959
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	1,000	998,139
5.25%, 03/15/21 (Call 12/15/20)	1,290	1,422,777
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	1,200	1,245,390
4.38%, 06/15/22 (Call 03/15/22)	1,350	1,442,848
5.95%, 02/15/17	1,270	1,374,566
6.75%, 03/15/20[a]	1,250	1,475,132
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	1,500	1,647,914
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	600	663,730
6.25%, 06/15/17 (Call 12/15/16)	550	590,116
6.65%, 01/15/18 (Call 07/15/17)	200	218,988
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[a]	1,000	992,636
4.63%, 12/15/21 (Call 09/15/21)	929	1,026,522
4.75%, 07/15/20 (Call 04/15/20)	1,100	1,213,635
5.13%, 03/15/16	1,006	1,048,742
5.38%, 08/01/16	750	794,356
5.75%, 06/15/17	1,322	1,447,843
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	1,000	1,026,981
3.88%, 05/01/24 (Call 02/01/24)	2,400	2,477,152

Security	Principal (000s)	Value
5.50%, 03/15/17	$950	$1,026,350
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	2,000	1,982,584
3.75%, 02/01/16	1,415	1,451,680
3.75%, 02/01/19 (Call 11/01/18)	2,200	2,320,813
4.25%, 11/15/23 (Call 08/15/23)	1,000	1,058,006
5.38%, 02/01/21 (Call 11/03/20)	1,418	1,588,267
5.63%, 05/01/17[a]	640	694,579
6.00%, 01/30/17	1,300	1,409,601
6.70%, 01/30/18	1,426	1,615,573
Health Care REIT Inc.
2.25%, 03/15/18	950	958,608
3.63%, 03/15/16	1,208	1,240,010
3.75%, 03/15/23 (Call 12/15/22)	1,400	1,432,061
4.13%, 04/01/19 (Call 01/01/19)	650	694,437
4.50%, 01/15/24 (Call 10/15/23)	1,100	1,178,472
4.70%, 09/15/17	950	1,020,437
4.95%, 01/15/21 (Call 10/15/20)	888	975,838
5.25%, 01/15/22 (Call 10/15/21)	920	1,028,668
6.20%, 06/01/16	745	791,029
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)	196	195,274
5.75%, 01/15/21	650	730,528
6.50%, 01/17/17	800	870,601
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	1,850	1,873,649
5.85%, 03/15/17	250	270,423
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	1,500	1,553,113
5.00%, 08/15/22 (Call 02/15/22)	1,750	1,854,986

SCHEDULES OF INVESTMENTS	157

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.63%, 03/15/17	$1,350	$1,441,590
6.70%, 01/15/18 (Call 07/15/17)	200	220,434
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	500	520,625
Series D
3.75%, 10/15/23 (Call 07/15/23)	4,350	4,380,210
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	1,700	1,830,543
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	2,500	2,471,580
3.20%, 05/01/21 (Call 03/01/21)	100	101,621
5.70%, 05/01/17	1,550	1,679,457
5.78%, 03/15/16	210	219,898
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	1,000	1,048,042
4.40%, 02/15/24 (Call 11/15/23)	2,200	2,338,532
4.75%, 10/01/20 (Call 07/01/20)	100	108,805
5.50%, 12/15/16	200	214,052
6.63%, 10/01/17	1,000	1,117,111
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	1,350	1,349,871
4.50%, 04/18/22 (Call 01/18/22)	2,000	2,029,206
7.75%, 08/15/19	1,350	1,590,646
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	2,000	2,129,751
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	1,500	1,543,439
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,141,661

Security	Principal (000s)	Value
Omega Healthcare Investors Inc.
6.75%, 10/15/22 (Call 10/15/15)	$750	$795,000
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	1,600	1,670,684
ProLogis LP
4.25%, 08/15/23 (Call 05/15/23)	2,150	2,298,537
4.50%, 08/15/17	680	723,340
6.88%, 03/15/20 (Call 12/16/19)	1,240	1,465,543
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	897	915,846
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	2,700	2,711,017
3.25%, 10/15/22 (Call 07/15/22)	1,000	996,432
5.95%, 09/15/16	690	739,785
6.75%, 08/15/19	1,050	1,234,433
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	1,000	1,010,907
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	1,000	1,010,884
4.75%, 05/01/24 (Call 11/01/23)	1,000	1,039,337
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[a]	2,300	2,349,024
2.75%, 02/01/23 (Call 11/01/22)	500	495,317
2.80%, 01/30/17 (Call 10/30/16)	1,550	1,595,844
3.75%, 02/01/24 (Call 11/01/23)	500	529,103
4.13%, 12/01/21 (Call 09/01/21)	2,940	3,205,855
4.38%, 03/01/21 (Call 12/01/20)	3,421	3,795,720

158	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.65%, 02/01/20 (Call 11/01/19)	$878	$1,009,402
6.13%, 05/30/18	1,383	1,570,734
10.35%, 04/01/19 (Call 01/01/19)	2,303	2,989,077
Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	1,900	1,968,540
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	500	520,803
4.25%, 06/01/18	950	1,016,869
4.63%, 01/10/22 (Call 10/10/21)	700	763,217
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	1,550	1,560,753
2.70%, 04/01/20 (Call 01/01/20)	1,150	1,157,614
4.25%, 03/01/22 (Call 12/01/21)	1,700	1,808,399
4.75%, 06/01/21 (Call 03/01/21)	2,250	2,462,956
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	500	553,388
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	750	812,802
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	200	199,628
Weyerhaeuser Co.
4.63%, 09/15/23	500	546,880
7.38%, 10/01/19	2,000	2,395,360

		172,674,635
RETAIL — 2.58%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	1,890	2,029,403
5.75%, 05/01/20	500	562,692

Security	Principal (000s)	Value
AutoZone Inc.
1.30%, 01/13/17	$1,100	$1,103,576
3.70%, 04/15/22 (Call 01/15/22)	2,150	2,242,438
4.00%, 11/15/20 (Call 08/15/20)	150	160,194
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	500	513,530
Costco Wholesale Corp.
1.13%, 12/15/17	3,100	3,103,528
1.70%, 12/15/19	1,900	1,888,388
2.25%, 02/15/22	850	833,679
5.50%, 03/15/17	2,000	2,188,719
CVS Health Corp.
1.20%, 12/05/16	4,281	4,304,624
3.38%, 08/12/24 (Call 05/12/24)	3,000	3,111,164
4.00%, 12/05/23 (Call 09/05/23)	4,000	4,341,359
4.75%, 05/18/20 (Call 12/18/19)	4,200	4,694,413
5.75%, 06/01/17	842	927,702
6.13%, 08/15/16	480	515,432
Darden Restaurants Inc.
6.45%, 10/15/17	1,515	1,655,686
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	1,300	1,251,120
4.13%, 07/15/17	2,000	2,097,790
Family Dollar Stores Inc.
5.00%, 02/01/21[a]	1,840	1,955,587
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	2,050	2,337,070
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	3,400	3,449,019
2.25%, 09/10/18 (Call 08/10/18)	4,600	4,733,868
2.70%, 04/01/23 (Call 01/01/23)	1,000	1,011,806
4.40%, 04/01/21 (Call 01/01/21)	2,559	2,872,555
5.40%, 03/01/16	1,951	2,044,564

SCHEDULES OF INVESTMENTS	159

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	$2,538	$2,672,450
6.25%, 12/15/17	1,700	1,889,907
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,200	1,215,017
2.13%, 04/15/16 (Call 03/15/16)	950	960,984
3.12%, 04/15/22 (Call 01/15/22)	1,403	1,452,857
3.75%, 04/15/21 (Call 01/15/21)	150	162,110
3.80%, 11/15/21 (Call 08/15/21)	1,550	1,681,596
4.63%, 04/15/20 (Call 10/15/19)	1,050	1,171,892
5.40%, 10/15/16	1,250	1,341,987
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	2,100	2,168,803
3.88%, 01/15/22 (Call 10/15/21)	1,510	1,600,657
5.90%, 12/01/16	1,373	1,484,308
7.45%, 07/15/17	1,900	2,157,509
McDonald’s Corp.
1.88%, 05/29/19[a]	2,600	2,607,517
2.63%, 01/15/22	754	755,027
3.25%, 06/10/24[a]	1,100	1,137,156
3.63%, 05/20/21	1,250	1,332,457
5.30%, 03/15/17	245	266,347
5.35%, 03/01/18	4,006	4,462,866
5.80%, 10/15/17	500	559,143
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,000	1,071,181
4.75%, 05/01/20[a]	500	554,100
6.25%, 01/15/18	1,240	1,392,963
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,500	1,568,296
4.63%, 09/15/21 (Call 06/15/21)	1,050	1,155,134

Security	Principal (000s)	Value
4.88%, 01/14/21 (Call 10/14/20)	$115	$127,621
QVC Inc.
3.13%, 04/01/19	175	175,139
4.85%, 04/01/24[a]	250	258,284
5.13%, 07/02/22	4,500	4,788,564
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)	500	506,872
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)	1,840	1,824,463
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	2,650	2,687,573
3.85%, 10/01/23 (Call 07/01/23)[a]	650	707,835
6.25%, 08/15/17	1,150	1,285,544
Target Corp.
2.30%, 06/26/19[a]	2,100	2,143,100
2.90%, 01/15/22	2,412	2,475,150
3.50%, 07/01/24	1,500	1,595,452
3.88%, 07/15/20	1,127	1,226,688
5.38%, 05/01/17[a]	2,328	2,549,772
5.88%, 07/15/16	92	98,354
6.00%, 01/15/18	1,674	1,892,474
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	1,000	1,019,603
6.95%, 04/15/19	1,405	1,675,534
Wal-Mart Stores Inc.
1.00%, 04/21/17	500	502,399
1.13%, 04/11/18	1,000	997,672
1.95%, 12/15/18	2,000	2,041,826
2.55%, 04/11/23 (Call 01/11/23)	5,750	5,781,482
2.80%, 04/15/16[a]	3,168	3,249,309
3.25%, 10/25/20	1,454	1,554,340
3.30%, 04/22/24 (Call 01/22/24)	875	925,987
3.63%, 07/08/20	1,477	1,605,777
4.13%, 02/01/19[a]	1,450	1,588,233
4.25%, 04/15/21	2,099	2,341,146

160	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.38%, 04/05/17	$2,461	$2,692,027
5.80%, 02/15/18	2,238	2,531,061
Walgreen Co.
1.80%, 09/15/17	2,550	2,576,412
3.10%, 09/15/22	2,500	2,516,236
5.25%, 01/15/19	627	697,012
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	5,000	5,086,517
3.80%, 11/18/24 (Call 08/18/24)	5,210	5,418,948
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	625	642,832
3.88%, 11/01/20 (Call 08/01/20)[a]	300	312,977
3.88%, 11/01/23 (Call 08/01/23)	1,200	1,236,711
5.30%, 09/15/19	1,275	1,412,617
6.25%, 04/15/16	200	211,446
6.25%, 03/15/18	392	438,400

		166,151,559
SAVINGS & LOANS — 0.05%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	500	508,125
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	2,000	2,072,860
4.63%, 04/19/16	400	415,124

		2,996,109
SEMICONDUCTORS — 0.58%
Altera Corp.
1.75%, 05/15/17	2,000	2,014,991
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	1,250	1,229,364
3.00%, 04/15/16	400	409,568
Applied Materials Inc.
2.65%, 06/15/16	500	509,865
4.30%, 06/15/21	3,350	3,616,988
Broadcom Corp.
2.50%, 08/15/22[a]	1,900	1,848,989

Security	Principal (000s)	Value
2.70%, 11/01/18	$1,200	$1,229,480
3.50%, 08/01/24 (Call 05/01/24)	1,050	1,076,293
Intel Corp.
1.35%, 12/15/17	4,900	4,919,628
1.95%, 10/01/16	1,484	1,511,895
2.70%, 12/15/22	2,000	2,003,735
3.30%, 10/01/21	2,986	3,138,724
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	375	387,417
4.13%, 11/01/21 (Call 09/01/21)[a]	1,790	1,875,360
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	1,000	998,037
National Semiconductor Corp.
6.60%, 06/15/17	1,200	1,344,293
Texas Instruments Inc.
0.88%, 03/12/17	1,500	1,494,639
1.00%, 05/01/18	750	739,557
1.65%, 08/03/19	2,219	2,195,223
2.38%, 05/16/16	698	712,011
2.75%, 03/12/21 (Call 02/12/21)	500	508,155
Xilinx Inc.
2.13%, 03/15/19	1,500	1,504,120
3.00%, 03/15/21[a]	2,150	2,179,263

		37,447,595
SOFTWARE — 1.32%
Adobe Systems Inc.
4.75%, 02/01/20	1,740	1,907,060
Autodesk Inc.
1.95%, 12/15/17	1,775	1,777,220
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	1,500	1,575,356
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	1,960	2,081,120
5.38%, 12/01/19[a]	1,000	1,118,285
Dun & Bradstreet Corp. (The)
2.88%, 11/15/15	1,000	1,012,931
4.38%, 12/01/22 (Call 09/01/22)[a]	1,100	1,148,012

SCHEDULES OF INVESTMENTS	161

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Fidelity National Information Services Inc.
1.45%, 06/05/17	$1,500	$1,498,218
3.50%, 04/15/23 (Call 01/15/23)	900	901,664
5.00%, 03/15/22 (Call 03/15/17)	2,950	3,104,936
Fiserv Inc.
3.13%, 06/15/16	1,200	1,230,170
3.50%, 10/01/22 (Call 07/01/22)	1,350	1,384,925
4.63%, 10/01/20	1,000	1,088,110
4.75%, 06/15/21	850	938,554
6.80%, 11/20/17	1,250	1,413,200
Intuit Inc.
5.75%, 03/15/17	1,460	1,580,953
Microsoft Corp.
1.00%, 05/01/18	2,300	2,275,023
1.63%, 12/06/18	1,000	1,003,770
1.85%, 02/12/20 (Call 01/12/20)	3,000	3,020,411
2.13%, 11/15/22[a]	1,250	1,225,672
2.38%, 05/01/23 (Call 02/01/23)[a]	1,000	986,939
2.50%, 02/08/16[a]	1,544	1,574,215
2.70%, 02/12/25 (Call 11/12/24)	6,775	6,802,147
3.63%, 12/15/23 (Call 09/15/23)	2,150	2,325,823
4.00%, 02/08/21	2,150	2,382,712
4.20%, 06/01/19	2,274	2,505,729
Oracle Corp.
1.20%, 10/15/17	4,600	4,605,514
2.25%, 10/08/19[a]	12,350	12,537,525
2.38%, 01/15/19	2,050	2,097,463
2.50%, 10/15/22	6,500	6,476,193
3.63%, 07/15/23	3,100	3,298,449
3.88%, 07/15/20	326	355,182
5.00%, 07/08/19	1,219	1,375,924
5.25%, 01/15/16	2,823	2,940,730
5.75%, 04/15/18	3,071	3,472,488

		85,022,623

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 3.76%
America Movil SAB de CV
2.38%, 09/08/16	$2,900	$2,955,412
3.13%, 07/16/22[a]	6,750	6,880,227
5.00%, 10/16/19[a]	500	561,147
5.00%, 03/30/20	2,900	3,268,373
5.63%, 11/15/17	1,150	1,271,945
AT&T Inc.
1.40%, 12/01/17	1,500	1,483,828
1.60%, 02/15/17	3,136	3,142,416
1.70%, 06/01/17	4,896	4,906,377
2.30%, 03/11/19[a]	3,600	3,607,755
2.38%, 11/27/18	200	201,595
2.40%, 08/15/16	1,851	1,881,513
2.63%, 12/01/22 (Call 09/01/22)	2,500	2,414,829
2.95%, 05/15/16	1,863	1,904,070
3.00%, 02/15/22	1,000	993,593
3.88%, 08/15/21	1,423	1,490,992
3.90%, 03/11/24 (Call 12/11/23)[a]	500	520,660
4.45%, 05/15/21	5,085	5,498,358
5.50%, 02/01/18	2,383	2,623,010
5.80%, 02/15/19	4,588	5,172,567
British Telecommunications PLC
1.25%, 02/14/17	595	593,248
1.63%, 06/28/16	1,500	1,510,257
2.35%, 02/14/19[a]	1,425	1,440,946
5.95%, 01/15/18	2,313	2,583,824
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	2,750	2,777,858
Cisco Systems Inc.
1.10%, 03/03/17	7,500	7,536,709
2.13%, 03/01/19	3,000	3,042,851
2.90%, 03/04/21	250	259,032
3.15%, 03/14/17	3,101	3,241,237
3.63%, 03/04/24[a]	3,700	3,986,494
4.45%, 01/15/20	1,362	1,517,243
4.95%, 02/15/19	1,219	1,367,259
5.50%, 02/22/16	2,500	2,622,599

162	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Corning Inc.
1.45%, 11/15/17	$2,500	$2,483,304
3.70%, 11/15/23 (Call 08/15/23)	500	529,687
4.25%, 08/15/20	365	399,261
6.63%, 05/15/19	40	46,801
Deutsche Telekom International Finance BV
5.75%, 03/23/16	1,120	1,176,576
6.00%, 07/08/19	1,089	1,264,573
6.75%, 08/20/18	2,518	2,926,015
Embarq Corp.
7.08%, 06/01/16	533	571,050
GTE Corp.
6.84%, 04/15/18	440	506,279
Harris Corp.
4.40%, 12/15/20	200	212,542
6.38%, 06/15/19	1,365	1,557,669
Juniper Networks Inc.
3.10%, 03/15/16	1,195	1,216,456
4.35%, 06/15/25 (Call 03/15/25)	1,750	1,749,673
4.50%, 03/15/24[a]	1,200	1,214,839
4.60%, 03/15/21	1,410	1,477,808
Motorola Solutions Inc.
3.50%, 09/01/21	950	966,401
3.75%, 05/15/22	3,850	3,922,251
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	2,033	2,030,463
Orange SA
2.75%, 09/14/16	1,396	1,430,915
2.75%, 02/06/19	2,400	2,467,359
4.13%, 09/14/21	1,784	1,934,967
5.38%, 07/08/19	1,034	1,169,361
Qwest Corp.
6.50%, 06/01/17[a]	1,250	1,359,375
6.75%, 12/01/21	2,681	3,056,340
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	3,370	3,581,988
6.80%, 08/15/18	1,700	1,961,800
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22[a]	1,500	1,598,250

Security	Principal (000s)	Value
Telefonica Emisiones SAU
3.19%, 04/27/18	$500	$521,229
3.99%, 02/16/16	1,311	1,348,271
4.57%, 04/27/23	2,000	2,220,561
5.13%, 04/27/20	1,799	2,026,477
5.46%, 02/16/21	2,414	2,770,980
5.88%, 07/15/19[a]	698	807,448
6.22%, 07/03/17	3,200	3,549,511
6.42%, 06/20/16	861	918,877
Verizon Communications Inc.
1.10%, 11/01/17	1,000	988,198
1.35%, 06/09/17[a]	3,500	3,495,819
2.00%, 11/01/16	2,583	2,621,129
2.45%, 11/01/22 (Call 08/01/22)	3,000	2,889,084
2.55%, 06/17/19	8,000	8,145,753
3.00%, 11/01/21 (Call 09/01/21)	1,285	1,296,077
3.45%, 03/15/21	4,000	4,153,954
3.50%, 11/01/21	10,920	11,311,809
3.50%, 11/01/24 (Call 08/01/24)[a]	10,000	10,207,076
3.65%, 09/14/18	9,590	10,160,818
4.50%, 09/15/20	6,150	6,731,259
4.60%, 04/01/21	2,323	2,550,752
5.15%, 09/15/23	6,400	7,334,710
5.50%, 02/15/18	3,958	4,381,098
6.10%, 04/15/18	3,156	3,560,881
6.35%, 04/01/19	4,139	4,805,559
Vodafone Group PLC
1.25%, 09/26/17	2,700	2,682,816
1.50%, 02/19/18	2,699	2,683,337
1.63%, 03/20/17	350	352,272
2.95%, 02/19/23	5,500	5,425,675
4.38%, 03/16/21	500	549,212
4.63%, 07/15/18	1,320	1,434,613
5.45%, 06/10/19[a]	1,200	1,358,059
5.63%, 02/27/17	2,008	2,175,758

		241,529,299
TEXTILES — 0.06%
Cintas Corp. No. 2
2.85%, 06/01/16	1,275	1,300,156
4.30%, 06/01/21	340	365,937

SCHEDULES OF INVESTMENTS	163

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	$2,100	$2,120,463

		3,786,556
TOYS, GAMES & HOBBIES — 0.07%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	555	557,619
Mattel Inc.
1.70%, 03/15/18[a]	1,000	989,697
2.35%, 05/06/19[a]	1,775	1,764,207
2.50%, 11/01/16	400	406,865
4.35%, 10/01/20	500	533,030

		4,251,418
TRANSPORTATION — 1.07%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	3,400	3,449,013
3.05%, 03/15/22 (Call 12/15/21)[a]	1,600	1,639,251
3.05%, 09/01/22 (Call 06/01/22)[a]	2,000	2,045,461
3.40%, 09/01/24 (Call 06/01/24)	2,000	2,080,181
3.75%, 04/01/24 (Call 01/01/24)	475	507,301
4.70%, 10/01/19	984	1,095,054
5.75%, 03/15/18	1,216	1,365,428
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	1,900	1,919,152
2.25%, 11/15/22 (Call 08/15/22)	550	538,401
2.95%, 11/21/24 (Call 08/21/24)	2,160	2,195,253
5.55%, 03/01/19	1,100	1,252,868
5.80%, 06/01/16	180	191,045
Canadian Pacific Railway Co.
7.25%, 05/15/19	2,500	2,996,162
9.45%, 08/01/21	70	95,908
Con-Way Inc.
7.25%, 01/15/18	1,100	1,243,855

Security	Principal (000s)	Value
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	$2,000	$2,069,728
3.70%, 10/30/20 (Call 07/30/20)	100	106,544
4.25%, 06/01/21 (Call 03/01/21)	900	979,201
6.25%, 03/15/18	350	396,953
7.38%, 02/01/19	650	778,156
7.90%, 05/01/17	210	238,282
CSX Transportation Inc.
6.25%, 01/15/23	2,115	2,502,120
FedEx Corp.
2.30%, 02/01/20	1,130	1,136,598
2.63%, 08/01/22[a]	1,750	1,739,699
4.00%, 01/15/24	1,200	1,299,355
8.00%, 01/15/19	750	912,034
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)[a]	800	845,678
Kansas City Southern de Mexico SA de CV
2.35%, 05/15/20 (Call 04/15/20)	294	286,726
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	150	150,932
3.00%, 04/01/22 (Call 01/01/22)	1,350	1,370,654
3.25%, 12/01/21 (Call 09/01/21)	2,000	2,058,700
5.75%, 01/15/16	900	939,487
5.75%, 04/01/18	750	839,622
5.90%, 06/15/19	990	1,140,252
7.70%, 05/15/17	830	945,037
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	1,030	1,031,999
2.50%, 03/01/17 (Call 02/01/17)[a]	1,550	1,585,007
2.50%, 03/01/18 (Call 02/01/18)	1,250	1,274,715
2.55%, 06/01/19 (Call 05/01/19)	1,150	1,160,269

164	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
2.65%, 03/02/20 (Call 02/20/20)	$360	$363,792
3.15%, 03/02/15	925	925,000
3.50%, 06/01/17	950	992,872
3.60%, 03/01/16	100	102,628
5.85%, 11/01/16	750	807,320
Southern Railway Co.
9.75%, 06/15/20	150	201,312
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	70	69,530
2.25%, 02/15/19	1,500	1,528,325
3.75%, 03/15/24 (Call 12/15/23)	800	867,758
4.00%, 02/01/21 (Call 11/01/20)	500	547,605
4.16%, 07/15/22 (Call 04/15/22)	964	1,070,461
5.70%, 08/15/18[a]	1,237	1,409,006
5.75%, 11/15/17[a]	1,350	1,510,962
United Parcel Service Inc.
2.45%, 10/01/22	1,870	1,855,504
3.13%, 01/15/21	1,214	1,275,272
5.13%, 04/01/19	1,431	1,620,285
5.50%, 01/15/18[a]	4,111	4,595,996
United Parcel Service of America Inc.
8.38%, 04/01/20	350	453,323

		68,599,032
TRUCKING & LEASING — 0.11%
GATX Corp.
1.25%, 03/04/17	500	497,798
2.50%, 07/30/19[a]	575	576,102
2.60%, 03/30/20 (Call 02/28/20)[a]	2,450	2,453,012
3.25%, 03/30/25 (Call 12/30/24)	1,500	1,471,653
3.50%, 07/15/16	1,050	1,082,711
4.85%, 06/01/21	1,150	1,270,122

		7,351,398
WATER — 0.03%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	1,000	1,029,098

Security	Principal (000s)	Value
United Utilities PLC
4.55%, 06/19/18	$400	$426,443
5.38%, 02/01/19	210	230,301

		1,685,842

TOTAL CORPORATE BONDS & NOTES
(Cost: $5,275,554,215)		5,365,319,040

FOREIGN GOVERNMENT OBLIGATIONS[f] — 14.17%

BRAZIL — 0.45%
Brazilian Government International Bond
2.63%, 01/05/23[a]	7,200	6,372,000
4.25%, 01/07/25[a]	10,000	9,700,000
4.88%, 01/22/21[a]	1,875	1,964,062
5.88%, 01/15/19[a]	3,950	4,368,700
6.00%, 01/17/17[a]	2,225	2,395,213
8.00%, 01/15/18	686	747,740
8.88%, 10/14/19	1,500	1,871,250
12.75%, 01/15/20	1,000	1,421,250

		28,840,215
CANADA — 1.87%
Canada Government International Bond
0.88%, 02/14/17[a]	6,625	6,650,152
1.63%, 02/27/19	3,500	3,533,964
Export Development Canada
0.75%, 12/15/17[a]	5,000	4,955,097
1.00%, 05/15/17[a]	5,000	5,018,528
1.25%, 10/26/16[a]	500	505,260
1.63%, 12/03/19	3,000	3,006,926
Province of British Columbia
1.20%, 04/25/17[a]	1,250	1,259,845
2.00%, 10/23/22[a]	3,300	3,273,676
2.10%, 05/18/16	1,650	1,681,245
2.65%, 09/22/21	2,250	2,342,374
Province of Manitoba Canada
2.10%, 09/06/22	4,000	3,971,496
3.05%, 05/14/24	3,500	3,686,255
4.90%, 12/06/16[a]	3,750	4,021,232
Province of New Brunswick
5.20%, 02/21/17	850	920,531
Province of Nova Scotia
5.13%, 01/26/17	1,250	1,348,578
9.25%, 03/01/20	2,000	2,620,518

SCHEDULES OF INVESTMENTS	165

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Province of Ontario Canada
1.00%, 07/22/16	$5,000	$5,024,734
1.10%, 10/25/17	6,000	5,987,746
1.20%, 02/14/18[a]	5,000	4,985,790
1.60%, 09/21/16	1,350	1,368,808
1.65%, 09/27/19	6,500	6,490,615
2.00%, 01/30/19[a]	5,050	5,136,996
2.30%, 05/10/16	2,000	2,041,184
2.50%, 09/10/21	8,500	8,698,991
4.00%, 10/07/19	4,200	4,621,156
4.40%, 04/14/20[a]	1,850	2,081,152
4.95%, 11/28/16[a]	1,300	1,393,414
5.45%, 04/27/16[a]	2,475	2,614,119
Province of Quebec Canada
2.63%, 02/13/23	3,500	3,563,657
2.75%, 08/25/21	2,050	2,122,898
2.88%, 10/16/24	2,500	2,583,716
3.50%, 07/29/20	4,950	5,343,107
4.63%, 05/14/18[a]	1,000	1,101,589
5.00%, 03/01/16	2,092	2,184,826
5.13%, 11/14/16	500	536,774
7.13%, 02/09/24[a]	2,600	3,489,421

		120,166,370
CHILE — 0.10%
Chile Government International Bond
2.25%, 10/30/22[a]	2,400	2,376,000
3.25%, 09/14/21[a]	1,850	1,965,625
3.88%, 08/05/20	2,250	2,446,875

		6,788,500
COLOMBIA — 0.34%
Colombia Government International Bond
4.00%, 02/26/24 (Call 11/26/23)[a]	1,500	1,558,500
4.38%, 07/12/21[a]	8,500	9,065,251
7.38%, 01/27/17[a]	1,700	1,884,450
7.38%, 03/18/19	6,700	7,922,750
11.75%, 02/25/20[a]	1,000	1,390,000

		21,820,951
GERMANY — 0.29%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,500	1,496,449

Security	Principal (000s)	Value
1.13%, 10/14/16[a]	$9,200	$9,269,269
1.13%, 09/05/17	1,750	1,754,805
1.63%, 11/20/18	500	504,438
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	5,500	5,445,735

		18,470,696
ISRAEL — 0.12%
Israel Government International Bond
4.00%, 06/30/22	2,400	2,640,000
5.13%, 03/26/19	2,825	3,192,250
5.50%, 11/09/16	1,600	1,724,000

		7,556,250
ITALY — 0.27%
Italy Government International Bond
5.25%, 09/20/16	9,130	9,708,887
5.38%, 06/12/17	3,000	3,271,499
6.88%, 09/27/23[a]	3,500	4,523,239

		17,503,625
JAPAN — 0.56%
Development Bank of Japan Inc.
5.13%, 02/01/17[a]	2,600	2,806,423
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	3,500	3,503,376
1.75%, 07/31/18	4,200	4,238,397
2.13%, 02/10/25	5,000	4,917,728
2.25%, 07/13/16	3,500	3,574,504
2.50%, 05/18/16[a]	2,500	2,556,770
3.38%, 07/31/23	5,000	5,448,037
Japan Finance Corp.
2.13%, 02/07/19	1,000	1,020,135
2.50%, 01/21/16[a]	2,100	2,137,611
Japan Finance Organization for Municipalities
4.00%, 01/13/21	3,300	3,656,502
4.63%, 04/21/15	250	251,422
5.00%, 05/16/17	2,100	2,280,470

		36,391,375

166	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
MEXICO — 0.50%
Mexico Government International Bond
3.63%, 03/15/22[a]	$8,600	$8,974,099
4.00%, 10/02/23[a]	8,500	9,061,000
5.13%, 01/15/20[a]	500	560,500
5.63%, 01/15/17[a]	5,500	5,940,001
5.95%, 03/19/19	4,900	5,605,600
8.13%, 12/30/19	850	1,130,500
11.38%, 09/15/16[a]	800	928,000

		32,199,700
PANAMA — 0.12%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/24/24)[a]	1,000	1,050,000
5.20%, 01/30/20[a]	6,250	6,959,375

		8,009,375
PERU — 0.10%
Peruvian Government International Bond
7.13%, 03/30/19[a]	5,225	6,243,875

		6,243,875
PHILIPPINES — 0.20%
Philippine Government International Bond
4.00%, 01/15/21	5,500	6,015,625
4.20%, 01/21/24[a]	1,000	1,112,500
9.88%, 01/15/19	4,500	5,788,125

		12,916,250
POLAND — 0.38%
Poland Government International Bond
4.00%, 01/22/24[a]	11,000	11,838,749
5.00%, 03/23/22	3,300	3,750,582
5.13%, 04/21/21	1,950	2,221,128
6.38%, 07/15/19	5,500	6,434,340

		24,244,799
SOUTH AFRICA — 0.15%
South Africa Government International Bond
4.67%, 01/17/24[a]	4,500	4,758,750

Security	Principal (000s)	Value
5.50%, 03/09/20[a]	$3,100	$3,410,000
6.88%, 05/27/19	1,250	1,432,813

		9,601,563
SOUTH KOREA — 0.31%
Export-Import Bank of Korea
2.38%, 08/12/19	3,000	3,029,170
3.75%, 10/20/16	600	624,030
4.00%, 01/11/17	750	785,008
4.00%, 01/29/21	500	541,125
4.00%, 01/14/24	2,000	2,191,737
4.38%, 09/15/21	3,200	3,542,653
5.00%, 04/11/22	1,000	1,146,976
5.13%, 06/29/20	2,550	2,908,581
Republic of Korea
5.13%, 12/07/16	750	802,807
7.13%, 04/16/19	3,800	4,584,981

		20,157,068
SUPRANATIONAL — 7.53%
African Development Bank
0.88%, 03/15/18	980	971,601
1.13%, 03/15/17	1,500	1,510,000
1.25%, 09/02/16	480	484,936
1.63%, 10/02/18	6,500	6,569,575
2.38%, 09/23/21	3,646	3,757,097
2.50%, 03/15/16	1,650	1,684,796
Asian Development Bank
0.50%, 06/20/16	2,420	2,419,422
1.13%, 03/15/17[a]	14,800	14,904,720
1.38%, 03/23/20	4,900	4,840,991
1.50%, 09/28/18	3,500	3,523,868
1.75%, 03/21/19	1,300	1,316,369
1.88%, 10/23/18	1,700	1,732,914
1.88%, 02/18/22	5,000	4,992,352
2.00%, 01/22/25	5,000	4,954,980
2.13%, 11/24/21	500	507,624
2.50%, 03/15/16	1,250	1,276,360
5.50%, 06/27/16	1,150	1,224,963
Corp. Andina de Fomento
1.50%, 08/08/17	6,900	6,939,061
4.38%, 06/15/22	1,234	1,339,839
Council of Europe Development Bank
1.13%, 05/31/18	5,000	4,981,207

SCHEDULES OF INVESTMENTS	167

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
1.50%, 02/22/17[a]	$2,100	$2,128,446
1.50%, 06/19/17	1,000	1,013,248
1.75%, 11/14/19[a]	5,000	5,036,199
European Bank for Reconstruction & Development
0.75%, 09/01/17	2,000	1,986,326
1.00%, 02/16/17	3,900	3,917,468
1.00%, 09/17/18	2,200	2,174,728
1.38%, 10/20/16	2,300	2,327,398
1.50%, 03/16/20	3,500	3,474,038
1.75%, 06/14/19[a]	4,500	4,541,996
1.75%, 11/26/19	3,700	3,721,284
2.50%, 03/15/16	3,000	3,062,951
European Investment Bank
0.50%, 08/15/16	9,000	8,990,817
0.63%, 04/15/16	10,700	10,720,640
0.88%, 04/18/17	10,000	10,014,034
1.00%, 08/17/17	7,000	7,007,844
1.00%, 12/15/17[a]	10,750	10,731,275
1.00%, 03/15/18	20,250	20,148,602
1.00%, 06/15/18	13,000	12,902,600
1.13%, 09/15/17	5,250	5,269,813
1.63%, 06/15/17	2,100	2,135,807
1.63%, 03/16/20	2,000	1,999,721
1.75%, 03/15/17[a]	4,200	4,282,501
1.75%, 06/17/19	13,000	13,140,479
1.88%, 03/15/19	6,000	6,102,161
1.88%, 02/10/25	10,000	9,795,843
2.13%, 07/15/16	6,150	6,284,818
2.13%, 10/15/21	10,000	10,170,511
2.25%, 03/15/16	4,350	4,432,807
2.50%, 05/16/16	5,550	5,685,063
2.50%, 04/15/21	6,000	6,244,136
2.50%, 10/15/24[a]	500	517,710
2.88%, 09/15/20[a]	2,570	2,726,942
3.25%, 01/29/24	5,100	5,590,742
4.00%, 02/16/21[a]	600	674,731
4.88%, 01/17/17	4,330	4,661,925
5.13%, 09/13/16	2,750	2,939,134
5.13%, 05/30/17	1,600	1,751,049
Inter-American Development Bank
0.88%, 03/15/18[a]	6,500	6,444,290
1.00%, 07/14/17	13,500	13,522,421

Security	Principal (000s)	Value
1.13%, 03/15/17	$2,000	$2,014,303
1.25%, 01/16/18[a]	500	501,919
1.38%, 10/18/16	2,200	2,227,324
1.75%, 08/24/18	2,200	2,234,732
1.75%, 10/15/19	6,500	6,558,237
2.13%, 11/09/20	4,500	4,592,255
2.38%, 08/15/17	2,000	2,068,350
3.00%, 10/04/23[a]	9,600	10,352,612
3.00%, 02/21/24	1,500	1,615,339
3.88%, 02/14/20[a]	750	830,266
4.25%, 09/10/18[a]	2,000	2,201,903
5.13%, 09/13/16	1,592	1,701,492
Series E
3.88%, 09/17/19[a]	5,500	6,058,234
International Bank for Reconstruction & Development
0.50%, 04/15/16	6,400	6,403,445
0.50%, 05/16/16	13,150	13,151,827
0.63%, 10/14/16	10,000	10,002,698
0.88%, 04/17/17[a]	7,400	7,413,634
1.00%, 09/15/16[a]	7,500	7,549,291
1.13%, 07/18/17	2,000	2,011,068
1.38%, 04/10/18	10,000	10,067,192
1.88%, 03/15/19	8,500	8,654,782
1.88%, 10/07/19	5,000	5,073,490
2.13%, 03/15/16[a]	3,300	3,357,226
2.13%, 02/13/23[a]	5,500	5,615,903
2.25%, 06/24/21	12,500	12,827,777
2.50%, 11/25/24	4,000	4,139,563
International Finance Corp.
0.88%, 06/15/18[a]	13,200	13,058,731
1.00%, 04/24/17[a]	500	502,030
1.13%, 11/23/16	6,100	6,150,697
1.75%, 09/04/18	11,400	11,579,435
1.75%, 09/16/19	500	505,394
2.13%, 11/17/17	950	977,173
2.25%, 04/11/16	2,250	2,294,425
Nordic Investment Bank
0.50%, 04/14/16	4,100	4,101,794
0.75%, 01/17/18	1,000	990,037
1.00%, 03/07/17	4,200	4,218,850
2.25%, 03/15/16	2,200	2,240,731
5.00%, 02/01/17	512	553,118

		484,602,450

168	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
SWEDEN — 0.16%
Svensk Exportkredit AB
0.63%, 05/31/16	$1,767	$1,767,680
1.13%, 04/05/18	1,500	1,492,143
2.13%, 07/13/16	4,750	4,847,319
5.13%, 03/01/17	1,788	1,939,079

		10,046,221
TURKEY — 0.62%
Turkey Government International Bond
3.25%, 03/23/23[a]	8,500	8,043,125
5.75%, 03/22/24[a]	3,500	3,893,750
6.25%, 09/26/22	4,800	5,472,000
6.75%, 04/03/18	17,500	19,425,000
7.50%, 07/14/17[a]	2,500	2,786,400

		39,620,275
URUGUAY — 0.10%
Uruguay Government International Bond
4.50%, 08/14/24[a]	4,500	4,853,250
8.00%, 11/18/22[a]	1,000	1,330,000

		6,183,250

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $900,384,538)		911,362,808

MUNICIPAL DEBT OBLIGATIONS — 0.36%

CALIFORNIA — 0.09%
Southern California Public Power Authority RB Series B
6.93%, 05/15/17(AGM)	600	675,828
State of California GO
5.45%, 04/01/15	1,360	1,365,726
5.75%, 03/01/17	500	546,380
5.95%, 04/01/16	290	306,776
6.20%, 10/01/19	1,500	1,763,235
State of California GO BAB
5.70%, 11/01/21	500	586,935
University of California RB Series AH
1.80%, 07/01/19	1,000	1,001,510

		6,246,390

Security	Principal (000s)	Value
FLORIDA — 0.06%
State Board of Administration Finance Corp. RB
Series A
1.30%, 07/01/16	$1,155	$1,162,566
3.00%, 07/01/20	2,500	2,553,775

		3,716,341
ILLINOIS — 0.11%
State of Illinois GO
4.95%, 06/01/23	2,000	2,118,780
4.96%, 03/01/16	500	517,820
5.37%, 03/01/17	250	268,763
5.67%, 03/01/18	2,000	2,181,000
5.88%, 03/01/19	1,690	1,872,435

		6,958,798
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB Series E
4.20%, 12/01/21	600	665,982

		665,982
NEW JERSEY — 0.08%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20 (AGM)	3,000	2,563,470
0.00%, 02/15/21 (AGM)	480	390,941
0.00%, 02/15/23 (AGM)	180	130,399
Series Q
1.10%, 06/15/16	2,200	2,195,138

		5,279,948
WASHINGTON — 0.01%
Energy Northwest RB Series E
2.20%, 07/01/19	500	501,390

		501,390

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $22,418,646)		23,368,849

SCHEDULES OF INVESTMENTS	169

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2015

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 10.25%

MONEY MARKET FUNDS — 10.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[e,g,h]	511,710	$511,709,593
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[e,g,h]	14,885	14,885,094
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,g]	132,410	132,410,415

		659,005,102

TOTAL SHORT-TERM INVESTMENTS
(Cost: $659,005,102)		659,005,102

TOTAL INVESTMENTS IN SECURITIES — 108.21%
(Cost: $6,857,362,501)		6,959,055,799
Other Assets, Less Liabilities — (8.21)%		(528,172,179)

NET ASSETS — 100.00%		$6,430,883,620

GOL  —  General Obligation Limited

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

170	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2015

	iShares 1-3 Year Credit Bond ETF	iShares 10+ Year Credit Bond ETF	iShares Core U.S. Credit Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$10,774,363,349	$806,305,865	$1,015,366,343
Affiliated (Note 2)	529,976,521	50,667,787	103,600,422

Total cost of investments	$11,304,339,870	$856,973,652	$1,118,966,765

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,781,197,717	$831,931,989	$1,048,502,694
Affiliated (Note 2)	529,838,775	50,667,787	103,626,686

Total fair value of investments	11,311,036,492	882,599,776	1,152,129,380
Cash	625	1,766,031	919,274
Receivables:
Investment securities sold	290,783,229	—	1,200,870
Interest	78,843,949	10,598,273	10,892,711
Capital shares sold	—	6,789,234	—

Total Assets	11,680,664,295	901,753,314	1,165,142,235

LIABILITIES
Payables:
Investment securities purchased	306,108,608	10,870,741	6,765,170
Collateral for securities on loan (Note 1)	427,234,862	40,384,165	87,506,625
Investment advisory fees (Note 2)	1,662,615	122,253	119,421

Total Liabilities	735,006,085	51,377,159	94,391,216

NET ASSETS	$10,945,658,210	$850,376,155	$1,070,751,019

Net assets consist of:
Paid-in capital	$10,929,049,794	$823,197,591	$1,035,808,903
Undistributed net investment income	10,607,876	2,657,131	1,930,329
Accumulated net realized loss	(696,082)	(1,104,691)	(150,828)
Net unrealized appreciation	6,696,622	25,626,124	33,162,615

NET ASSETS	$10,945,658,210	$850,376,155	$1,070,751,019

Shares outstanding[b]	103,900,000	13,600,000	9,500,000

Net asset value per share	$105.35	$62.53	$112.71

[a]	Securities on loan with values of $415,553,774, $38,985,033 and $84,612,796, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	171

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2015

iShares Intermediate Credit Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$6,172,281,532
Affiliated (Note 2)	685,080,969

Total cost of investments	$6,857,362,501

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,273,463,587
Affiliated (Note 2)	685,592,212

Total fair value of investments	6,959,055,799
Cash	1,542,218
Receivables:
Investment securities sold	1,166,410
Due from custodian (Note 4)	489,435
Interest	57,609,497

Total Assets	7,019,863,359

LIABILITIES
Payables:
Investment securities purchased	61,414,782
Collateral for securities on loan (Note 1)	526,594,687
Investment advisory fees (Note 2)	970,270

Total Liabilities	588,979,739

NET ASSETS	$6,430,883,620

Net assets consist of:
Paid-in capital	$6,318,364,444
Undistributed net investment income	13,028,702
Accumulated net realized loss	(2,202,824)
Net unrealized appreciation	101,693,298

NET ASSETS	$6,430,883,620

Shares outstanding[b]	58,300,000

Net asset value per share	$110.31

[a]	Securities on loan with a value of $509,468,611. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

172	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2015

	iShares 1-3 Year Credit Bond ETF	iShares 10+ Year Credit Bond ETF	iShares Core U.S. Credit Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$133,508,669	$23,458,089	$27,108,436
Interest — affiliated (Note 2)	707,893	345	67,537
Securities lending income — affiliated (Note 2)	815,393	66,944	142,214

Total investment income	135,031,955	23,525,378	27,318,187

EXPENSES
Investment advisory fees (Note 2)	23,583,497	1,050,676	1,298,512

Total expenses	23,583,497	1,050,676	1,298,512

Net investment income	111,448,458	22,474,702	26,019,675

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(35,904)	(261,217)	361,944
Investments — affiliated (Note 2)	12,021	—	484
In-kind redemptions — unaffiliated	40,092,695	6,290,986	5,809,344
In-kind redemptions — affiliated (Note 2)	32,875	—	35,851

Net realized gain	40,101,687	6,029,769	6,207,623

Net change in unrealized appreciation/depreciation	(60,778,007)	32,857,194	12,294,569

Net realized and unrealized gain (loss)	(20,676,320)	38,886,963	18,502,192

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,772,138	$61,361,665	$44,521,867

See notes to financial statements.

FINANCIAL STATEMENTS	173

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2015

iShares Intermediate Credit Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$157,459,378
Interest — affiliated (Note 2)	775,626
Securities lending income — affiliated (Note 2)	1,150,460

Total investment income	159,385,464

EXPENSES
Investment advisory fees (Note 2)	11,961,904

Total expenses	11,961,904

Net investment income	147,423,560

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(651,267)
Investments — affiliated (Note 2)	(35,656)
In-kind redemptions — unaffiliated	44,031,562
In-kind redemptions — affiliated (Note 2)	131,658

Net realized gain	43,476,297

Net change in unrealized appreciation/depreciation	12,438,175

Net realized and unrealized gain	55,914,472

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$203,338,032

See notes to financial statements.

174	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 1-3 Year Credit Bond ETF		iShares 10+ Year Credit Bond ETF
	Year ended February 28, 2015	Year ended February 28, 2014	Year ended February 28, 2015	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$111,448,458	$122,693,473	$22,474,702	$14,152,333
Net realized gain (loss)	40,101,687	52,130,550	6,029,769	(417,800)
Net change in unrealized appreciation/depreciation	(60,778,007)	(34,742,752)	32,857,194	(17,640,416)

Net increase (decrease) in net assets resulting from operations	90,772,138	140,081,271	61,361,665	(3,905,883)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(111,918,079)	(123,039,606)	(20,884,615)	(14,655,911)
From net realized gain	—	—	—	(404,890)

Total distributions to shareholders	(111,918,079)	(123,039,606)	(20,884,615)	(15,060,801)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,962,880,408	8,177,786,564	637,059,987	33,392,791
Cost of shares redeemed	(6,221,395,468)	(4,798,855,500)	(110,709,066)	(152,131,950)

Net increase (decrease) in net assets from capital share transactions	(2,258,515,060)	3,378,931,064	526,350,921	(118,739,159)

INCREASE (DECREASE) IN NET ASSETS	(2,279,661,001)	3,395,972,729	566,827,971	(137,705,843)

NET ASSETS
Beginning of year	13,225,319,211	9,829,346,482	283,548,184	421,254,027

End of year	$10,945,658,210	$13,225,319,211	$850,376,155	$283,548,184

Undistributed net investment income included in net assets at end of year	$10,607,876	$11,077,497	$2,657,131	$1,067,044

SHARES ISSUED AND REDEEMED
Shares sold	37,600,000	77,700,000	10,500,000	600,000
Shares redeemed	(59,000,000)	(45,600,000)	(1,800,000)	(2,600,000)

Net increase (decrease) in shares outstanding	(21,400,000)	32,100,000	8,700,000	(2,000,000)

See notes to financial statements.

FINANCIAL STATEMENTS	175

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core U.S. Credit Bond ETF		iShares Intermediate Credit Bond ETF
	Year ended February 28, 2015	Year ended February 28, 2014	Year ended February 28, 2015	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,019,675	$36,020,436	$147,423,560	$151,023,485
Net realized gain	6,207,623	22,268,490	43,476,297	68,769,805
Net change in unrealized appreciation/depreciation	12,294,569	(71,135,085)	12,438,175	(176,640,693)

Net increase (decrease) in net assets resulting from operations	44,521,867	(12,846,159)	203,338,032	43,152,597

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(26,077,967)	(37,278,340)	(146,513,931)	(150,864,514)

Total distributions to shareholders	(26,077,967)	(37,278,340)	(146,513,931)	(150,864,514)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	406,735,213	112,045,340	2,544,074,370	2,535,474,058
Cost of shares redeemed	(154,622,521)	(670,782,685)	(1,874,247,387)	(2,008,034,178)

Net increase (decrease) in net assets from capital share transactions	252,112,692	(558,737,345)	669,826,983	527,439,880

INCREASE (DECREASE) IN NET ASSETS	270,556,592	(608,861,844)	726,651,084	419,727,963

NET ASSETS
Beginning of year	800,194,427	1,409,056,271	5,704,232,536	5,284,504,573

End of year	$1,070,751,019	$800,194,427	$6,430,883,620	$5,704,232,536

Undistributed net investment income included in net assets at end of year	$1,930,329	$1,988,621	$13,028,702	$12,119,073

SHARES ISSUED AND REDEEMED
Shares sold	3,600,000	1,000,000	23,200,000	23,100,000
Shares redeemed	(1,400,000)	(6,200,000)	(17,100,000)	(18,500,000)

Net increase (decrease) in shares outstanding	2,200,000	(5,200,000)	6,100,000	4,600,000

See notes to financial statements.

176	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Credit Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$105.55	$105.47	$104.85	$104.51	$103.89

Income from investment operations:
Net investment income[a]	0.99	1.17	1.59	1.92	2.44
Net realized and unrealized gain (loss)[b]	(0.20)	0.11	0.66	0.36	0.73

Total from investment operations	0.79	1.28	2.25	2.28	3.17

Less distributions from:
Net investment income	(0.99)	(1.20)	(1.63)	(1.94)	(2.51)
Net realized gain	—	—	—	—	(0.04)

Total distributions	(0.99)	(1.20)	(1.63)	(1.94)	(2.55)

Net asset value, end of year	$105.35	$105.55	$105.47	$104.85	$104.51

Total return	0.73%	1.22%	2.16%	2.19%	3.13%

Ratios/Supplemental data:
Net assets, end of year (000s)	$10,945,658	$13,225,319	$9,829,346	$9,132,075	$7,650,194
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	0.94%	1.11%	1.51%	1.84%	2.34%
Portfolio turnover rate[c]	17%	10%	8%	8%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	177

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10+ Year Credit Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$57.87	$61.05	$59.51	$52.53	$50.60

Income from investment operations:
Net investment income[a]	2.59	2.68	2.65	2.72	2.88
Net realized and unrealized gain (loss)[b]	4.59	(3.03)	1.59	6.88	1.85

Total from investment operations	7.18	(0.35)	4.24	9.60	4.73

Less distributions from:
Net investment income	(2.52)	(2.74)	(2.70)	(2.62)	(2.80)
Net realized gain	—	(0.09)	—	—	—

Total distributions	(2.52)	(2.83)	(2.70)	(2.62)	(2.80)

Net asset value, end of year	$62.53	$57.87	$61.05	$59.51	$52.53

Total return	12.64%	(0.41)%[c]	7.22%	18.81%	9.62%

Ratios/Supplemental data:
Net assets, end of year (000s)	$850,376	$283,548	$421,254	$196,391	$21,014
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	4.28%	4.67%	4.33%	4.79%	5.47%
Portfolio turnover rate[d]	23%	12%	10%	6%	37%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been -0.43%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

178	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Credit Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$109.62	$112.72	$110.34	$104.45	$101.84

Income from investment operations:
Net investment income[a]	3.65	3.69	3.89	4.45	4.75
Net realized and unrealized gain (loss)[b]	3.13	(3.03)	2.44	5.86	2.59

Total from investment operations	6.78	0.66	6.33	10.31	7.34

Less distributions from:
Net investment income	(3.69)	(3.76)	(3.95)	(4.42)	(4.70)
Net realized gain	—	—	—	—	(0.03)

Total distributions	(3.69)	(3.76)	(3.95)	(4.42)	(4.73)

Net asset value, end of year	$112.71	$109.62	$112.72	$110.34	$104.45

Total return	6.26%	0.66%	5.83%	10.11%	7.35%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,070,751	$800,194	$1,409,056	$1,169,565	$762,495
Ratio of expenses to average net assets	0.16%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	3.29%	3.37%	3.47%	4.16%	4.55%
Portfolio turnover rate[c]	10%	9%	10%	11%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	179

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Credit Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$109.28	$111.02	$108.84	$105.67	$103.50

Income from investment operations:
Net investment income[a]	2.68	2.88	3.40	3.97	4.36
Net realized and unrealized gain (loss)[b]	1.03	(1.72)	2.25	3.18	2.23

Total from investment operations	3.71	1.16	5.65	7.15	6.59

Less distributions from:
Net investment income	(2.68)	(2.90)	(3.47)	(3.94)	(4.33)
Net realized gain	—	—	—	(0.04)	(0.09)

Total distributions	(2.68)	(2.90)	(3.47)	(3.98)	(4.42)

Net asset value, end of year	$110.31	$109.28	$111.02	$108.84	$105.67

Total return	3.41%	1.09%	5.27%	6.90%	6.55%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,430,884	$5,704,233	$5,284,505	$4,462,401	$3,096,177
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.45%	2.65%	3.09%	3.71%	4.14%
Portfolio turnover rate[c]	7%	9%	7%	9%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

180	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year Credit Bond	Diversified
10+ Year Credit Bond	Diversified
Core U.S. Credit Bond[a]	Diversified
Intermediate Credit Bond	Diversified

[a]	Formerly the iShares Credit Bond ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to

NOTES TO FINANCIAL STATEMENTS	181

Notes to Financial Statements (Continued)

iSHARES® TRUST

transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

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iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
1-3 Year Credit Bond
Assets:
Corporate Bonds & Notes	$—	$8,688,091,179	$—	$8,688,091,179
Foreign Government Obligations	—	2,127,333,756	—	2,127,333,756
Municipal Debt Obligations	—	20,507,437	—	20,507,437
Money Market Funds	475,104,120	—	—	475,104,120

	$475,104,120	$10,835,932,372	$—	$11,311,036,492

10+ Year Credit Bond
Assets:
Corporate Bonds & Notes	$—	$682,188,456	$—	$682,188,456
Foreign Government Obligations	—	71,575,178	—	71,575,178
Municipal Debt Obligations	—	76,636,600	—	76,636,600
U.S. Government Obligations	—	1,531,755	—	1,531,755
Money Market Funds	50,667,787	—	—	50,667,787

	$50,667,787	$831,931,989	$—	$882,599,776

Core U.S. Credit Bond
Assets:
Corporate Bonds & Notes	$—	$881,195,520	$—	$881,195,520
Foreign Government Obligations	—	136,345,825	—	136,345,825
Municipal Debt Obligations	—	34,284,040	—	34,284,040
Money Market Funds	100,303,995	—	—	100,303,995

	$100,303,995	$1,051,825,385	$—	$1,152,129,380

Intermediate Credit Bond
Assets:
Corporate Bonds & Notes	$—	$5,365,319,040	$—	$5,365,319,040
Foreign Government Obligations	—	911,362,808	—	911,362,808
Municipal Debt Obligations	—	23,368,849	—	23,368,849
Money Market Funds	659,005,102	—	—	659,005,102

	$659,005,102	$6,300,050,697	$—	$6,959,055,799

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

NOTES TO FINANCIAL STATEMENTS	183

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

184	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
1-3 Year Credit Bond	$415,553,774	$415,553,774	$—
10+ Year Credit Bond	38,985,033	38,985,033	—
Core U.S. Credit Bond	84,612,796	84,612,796	—
Intermediate Credit Bond	509,468,611	509,468,611	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares 1-3 Year Credit Bond ETF and iShares Intermediate Credit Bond ETF, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares 10+ Year Credit Bond ETF, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

Effective June 12, 2014, for its investment advisory services to the iShares Core U.S. Credit Bond ETF, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund. Prior to June 12, 2014, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

NOTES TO FINANCIAL STATEMENTS	185

Notes to Financial Statements (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 28, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
1-3 Year Credit Bond	$346,913
10+ Year Credit Bond	28,687
Core U.S. Credit Bond	60,663
Intermediate Credit Bond	492,212

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

186	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended February 28, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
1-3 Year Credit Bond
PNC Bank N.A.
0.80%, 01/28/16	$8,500	$—	$(8,500)	$—	$—	$57,905	$10,355
1.13%, 01/27/17	9,040	7,000	—	16,040	16,007,331	156,114	—
1.15%, 11/01/16	16,500	—	—	16,500	16,509,463	162,634	—
1.30%, 10/03/16	15,000	1,000	—	16,000	16,063,574	146,596	—
PNC Funding Corp.
2.70%, 09/19/16	12,721	—	(6,700)	6,021	6,154,287	94,797	11,322
4.25%, 09/21/15	6,250	—	(6,250)	—	—	25,099	9,155
5.25%, 11/15/15	6,526	—	(6,526)	—	—	61,980	14,064

					$54,734,655	$705,125	$44,896

Core U.S. Credit Bond
PNC Bank N.A.
0.80%, 01/28/16	$500	$—	$(500)	$—	$—	$3,289	$484
2.25% 7/2/2019	—	1,900	—	1,900	1,912,787	12,393	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	—	350	—	350	363,481	4,818	—
PNC Funding Corp.
3.30%, 03/08/22	560	—	(248)	312	324,706	13,633	(2,132)
3.63%, 02/08/15	500	—	(500)	—	—	4,959	8,566
4.25%, 09/21/15	200	—	(200)	—	—	6,756	5,681
4.38%, 08/11/20	—	250	—	250	275,007	6,933	—
5.13%, 02/08/20	445	250	(300)	395	446,710	14,606	23,736

					$3,322,691	$67,387	$36,335

NOTES TO FINANCIAL STATEMENTS	187

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
Intermediate Credit Bond
PNC Bank N.A.
2.95%, 01/30/23	$3,000	$—	$—	$3,000	$2,967,968	$90,560	$—
3.80%, 07/25/23	1,500	—	—	1,500	1,570,505	57,055	—
4.88%, 09/21/17	340	—	—	340	366,409	10,397	—
5.25%, 01/15/17	290	—	—	290	310,147	9,208	—
6.00%, 12/07/17	1,000	$1,250	—	2,250	2,506,228	44,946
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	5,400	—	$(2,000)	3,400	3,395,533	109,406	$(53,132)
3.90%, 04/29/24	—	1,000	—	1,000	1,038,517	17,759	—
PNC Funding Corp.
2.70%, 09/19/16	2,093	—	(400)	1,693	1,730,478	39,996	12,830
3.30%, 03/08/22	1,862	—	—	1,862	1,937,831	62,825	—
3.63%, 02/08/15	335	—	(335)	—	—	707	2,545
4.25%, 09/21/15	2,250	—	(2,250)	—	—	28,539	29,194
4.38%, 08/11/20	1,342	6,500	(1,200)	6,642	7,306,379	150,668	95,853
5.13%, 02/08/20	1,391	—	—	1,391	1,573,096	48,367	—
5.25%, 11/15/15	807	—	(807)	—	—	15,435	8,712
5.63%, 02/01/17	1,750	—	—	1,750	1,884,019	86,465	—

					$26,587,110	$772,333	$96,002

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2015 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
1-3 Year Credit Bond	$214,491,404	$214,616,894	$4,798,193,949	$1,743,843,110
10+ Year Credit Bond	35,389,001	33,810,670	330,316,012	85,467,436
Core U.S. Credit Bond	2,516,020	2,547,554	398,573,599	75,954,407
Intermediate Credit Bond	30,140,166	20,376,523	1,357,173,091	382,216,981

188	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year Credit Bond	$1,119,263,487	$6,139,611,230
10+ Year Credit Bond	376,442,946	105,166,943
Core U.S. Credit Bond	73,401,732	146,109,876
Intermediate Credit Bond	1,538,513,869	1,823,302,031

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that

NOTES TO FINANCIAL STATEMENTS	189

Notes to Financial Statements (Continued)

iSHARES® TRUST

affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences

190	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

as of February 28, 2015, attributable to the use of equalization and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
1-3 Year Credit Bond	$40,123,962	$—	$(40,123,962)
10+ Year Credit Bond	6,244,623	—	(6,244,623)
Core U.S. Credit Bond	5,864,812	—	(5,864,812)
Intermediate Credit Bond	43,975,839	—	(43,975,839)

The tax character of distributions paid during the years ended February 28, 2015 and February 28, 2014 was as follows:

iShares ETF	2015	2014
1-3 Year Credit Bond
Ordinary income	$111,918,079	$123,039,606

10+ Year Credit Bond
Long-term capital gain	$—	$167,202
Ordinary income	20,884,615	14,893,599

	$20,884,615	$15,060,801

Core U.S. Credit Bond
Ordinary income	$26,077,967	$37,278,340

Intermediate Credit Bond
Ordinary income	$146,513,931	$150,864,514

As of February 28, 2015, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
1-3 Year Credit Bond	$10,607,876	$(373,718)	$6,672,533	$(298,275)	$16,608,416
10+ Year Credit Bond	2,657,131	(695,160)	25,439,898	(223,305)	27,178,564
Core U.S. Credit Bond	1,930,329	—	33,033,503	(21,716)	34,942,116
Intermediate Credit Bond	13,028,702	(937,330)	101,347,274	(919,470)	112,519,176

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

NOTES TO FINANCIAL STATEMENTS	191

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2015, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
1-3 Year Credit Bond	$373,718
10+ Year Credit Bond	695,160
Intermediate Credit Bond	937,330

For the year ended February 28, 2015, the iShares Core U.S. Credit Bond ETF utilized $296,950 of its capital loss carryforwards.

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year Credit Bond	$11,304,363,959	$20,466,110	$(13,793,577)	$6,672,533
10+ Year Credit Bond	857,159,878	31,565,273	(6,125,375)	25,439,898
Core U.S. Credit Bond	1,119,095,877	38,480,998	(5,447,495)	33,033,503
Intermediate Credit Bond	6,857,708,525	120,647,365	(19,300,091)	101,347,274

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

192	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares 1-3 Year Credit Bond ETF, iShares 10+ Year Credit Bond ETF, iShares Core U.S. Credit Bond ETF and iShares Intermediate Credit Bond ETF (the “Funds”) at February 28, 2015, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 21, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	193

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the iShares Core U.S. Credit Bond ETF hereby designates $23,703 as long-term capital gain dividends for the fiscal year ended February 28, 2015.

Under Section 871(k)(1)(C) of the Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2015:

iShares ETF	Interest- Related Dividends
1-3 Year Credit Bond	$70,951,681
10+ Year Credit Bond	16,157,808
Core U.S. Credit Bond	18,560,439
Intermediate Credit Bond	99,709,919

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the fiscal year ended February 28, 2015:

iShares ETF	Federal Obligation Interest [a]
1-3 Year Credit Bond	$36,823
10+ Year Credit Bond	6,123
Core U.S. Credit Bond	454

[a]	The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

194	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to the regulatory requirement not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
1-3 Year Credit Bond	$0.988425	$—	$—	$0.988425	100%	—%	—%		100%
10+ Year Credit Bond	2.516640	—	0.006063	2.522703	100	—	0	[a]	100
Core U.S. Credit Bond	3.604301	—	0.082787	3.687088	98	—	2		100
Intermediate Credit Bond	2.676161	—	0.002537	2.678698	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	195

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares 1-3 Year Credit Bond ETF

Period Covered: January 1, 2010 through December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	96	7.63
Between 0.5% and –0.5%	1,160	92.21
Less than –0.5%	1	0.08

	1,258	100.00%

iShares 10+ Year Credit Bond ETF

Period Covered: January 1, 2010 through December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.08%
Greater than 2.5% and Less than 3.0%	6	0.48
Greater than 2.0% and Less than 2.5%	47	3.74
Greater than 1.5% and Less than 2.0%	76	6.04
Greater than 1.0% and Less than 1.5%	109	8.66
Greater than 0.5% and Less than 1.0%	371	29.49
Between 0.5% and –0.5%	627	49.84
Less than –0.5% and Greater than –1.0%	18	1.43
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	2	0.16

	1,258	100.00%

196	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Core U.S. Credit Bond ETF

Period Covered: January 1, 2010 through December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	16	1.27
Greater than 0.5% and Less than 1.0%	296	23.53
Between 0.5% and –0.5%	938	74.56
Less than –0.5% and Greater than –1.0%	4	0.32
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5%	1	0.08

	1,258	100.00%

iShares Intermediate Credit Bond ETF

Period Covered: January 1, 2010 through December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	3	0.24
Greater than 0.5% and Less than 1.0%	202	16.06
Between 0.5% and –0.5%	1,048	83.30
Less than –0.5% and Greater than –1.0%	3	0.24
Less than –1.0% and Greater than –1.5%	1	0.08

	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

BFA has registered the iShares 1-3 Year Credit Bond ETF and iShares Intermediate Credit Bond ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

SUPPLEMENTAL INFORMATION	197

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to each Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares 1-3 Year Credit Bond ETF in respect of BFA’s financial year ending December 31, 2014 was USD 1.87 million. This figure is comprised of fixed remuneration of USD 0.76 million and variable remuneration of USD 1.12 million. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares 1-3 Year Credit Bond ETF in respect of BFA’s financial year ending 31 December 2014, to its senior management was USD 0.26 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.05 million.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Intermediate Credit Bond ETF in respect of BFA’s financial year ending December 31, 2014 was USD 1.08 million. This figure is comprised of fixed remuneration of USD 0.44 million and variable remuneration of USD 0.65 million. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Intermediate Credit Bond ETF respect of the BFA’s financial year ending 31 December 2014, to its senior management was USD 0.15 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.03 million.

198	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 309 funds (as of February 28, 2015) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (58)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (44)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	199

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (71)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

200	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

Jane D. Carlin (59)	Trustee (since 2015).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and Global Head of Operational Risk Management, Morgan Stanley Group (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

TRUSTEE AND OFFICER INFORMATION	201

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (44)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Charles Park (47)	Chief Compliance Officer (since 2006).	Chief Compliance Officer, BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Principal and Chief Compliance Officer, iShares Delaware Trust Sponsor LLC (since 2012) and BFA (since 2006); Chief Compliance Officer, BlackRock Asset Management International Inc. (since 2012).

Scott Radell (46)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

202	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-22-0215

FEBRUARY 28, 2015

2015 ANNUAL REPORT

iShares Trust

➢	iShares Intermediate Government/Credit Bond ETF | GVI | NYSE Arca
➢	iShares Government/Credit Bond ETF | GBF | NYSE Arca
➢	iShares Agency Bond ETF | AGZ | NYSE Arca
➢	iShares MBS ETF | MBB | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. BOND MARKET OVERVIEW

Declining yields led to positive returns for the U.S. bond market during the 12-month period ended February 28, 2015 (the “reporting period”). The Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 5.05% for the reporting period.

Interest rates fell despite an improving U.S. economy, which grew by 2.4% in 2014. After severe winter weather led to an economic contraction in the first quarter of 2014, the U.S. economy grew at a 4.6% annual rate in the second quarter and a 5.0% annual rate in the third quarter. Economic activity tapered off to an estimated 2.2% annual rate in the fourth quarter. Evidence of economic strength appeared in the labor market, where the unemployment rate fell to its lowest level since June 2008, and the manufacturing sector, where industrial production increased by nearly 5% in 2014.

Despite the U.S. economy’s improving trajectory, inflation remained well below its long-term historical average. The consumer price index increased by just 0.8% in 2014, reflecting a sharp decline in energy prices during the second half of the year. The combination of better economic growth and low inflation motivated the U.S. Federal Reserve Bank (the “Fed”) to scale back its economic stimulus measures during the reporting period. The Fed ended its quantitative easing program in October 2014, after two years of operation, and indicated that it may raise its short-term interest rate target sometime in 2015.

The possibility of a Fed interest rate hike pushed short-term bond yields higher during the reporting period, but the low inflation level helped drive longer-term bond yields lower. Geopolitical crises, falling energy prices, weaker economic growth abroad, and relatively high yields in the U.S. compared with other regions of the globe also fueled demand for longer-term U.S. bonds.

In this environment, corporate bonds generated strong returns, gaining more than 6% for the reporting period. The corporate sector outperformed the broader bond market despite record levels of new issuance. As interest rates continued to trend lower, U.S. corporations issued more than $1.5 trillion in debt in 2014, an all-time high for a calendar year. Favorable economic conditions, healthy corporate balance sheets, and continued investor demand for yield contributed to the robust returns for corporate securities.

Mortgage-backed securities returned approximately 5% for the reporting period, in line with the broader bond market. As with the corporate sector, mortgage-backed securities benefited from strong investor demand for yield. Other factors contributing to the gains for mortgage-backed securities included tight lending conditions, which helped keep refinancing activity in check despite falling mortgage rates, and limited supply in the mortgage market.

Treasury bonds, the most interest rate-sensitive segment of the bond market, returned approximately 4.5% for the reporting period. While short-term Treasury securities posted muted gains for the reporting period, long-term Treasury bonds generated outsized returns. In particular, the 30-year Treasury bond returned more than 25% for the reporting period, reflecting the sharp decline in long-term Treasury yields.

Government agency securities underperformed the other sectors of the bond market, returning approximately 3% for the reporting period. Government agency bonds offered a modest yield advantage over Treasury securities, but not enough to attract investors away from the higher yields of corporate bonds and mortgage-backed securities. A net increase of 8% in the outstanding supply of government agency securities also weighed on their performance.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.56%	2.62%	2.77%	2.56%	2.62%	2.77%
5 Years	3.16%	3.13%	3.36%	16.83%	16.67%	17.98%
Since Inception	4.28%	4.29%	4.42%	40.69%	40.80%	42.26%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.40	$1.00	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Barclays U.S. Intermediate Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 2.56%, net of fees, while the total return for the Index was 2.77%.

PORTFOLIO ALLOCATION

As of 2/28/15

Investment Type	Percentage of Total Investments[1]

U.S. Government Obligations	57.94%
Corporate Bonds & Notes	31.43
Foreign Government Obligations	5.70
U.S. Government Agency Obligations	4.76
Municipal Debt Obligations	0.17

TOTAL	100.00%

BOND CREDIT QUALITY

As of 2/28/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	66.93%
Aa	4.89
A	11.77
Baa	15.00
Ba	0.54
Not Rated	0.87

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® GOVERNMENT/CREDIT BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.05%	5.55%	5.23%	5.05%	5.55%	5.23%
5 Years	4.38%	4.39%	4.57%	23.91%	23.98%	25.05%
Since Inception	5.01%	5.05%	5.13%	49.01%	49.40%	50.38%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,022.00	$1.00	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Barclays U.S. Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 5.05%, net of fees, while the total return for the Index was 5.23%.

PORTFOLIO ALLOCATION

As of 2/28/15

Investment Type	Percentage of Total Investments[1]

U.S. Government Obligations	53.65%
Corporate Bonds & Notes	36.15
Foreign Government Obligations	5.51
U.S. Government Agency Obligations	3.32
Municipal Debt Obligations	1.37

TOTAL	100.00%

BOND CREDIT QUALITY

As of 2/28/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	61.00%
Aa	5.64
A	14.72
Baa	17.76
Ba	0.41
Not Rated	0.47

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® AGENCY BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.08%	3.50%	3.12%	3.08%	3.50%	3.12%
5 Years	2.40%	2.47%	2.52%	12.57%	12.97%	13.28%
Since Inception	3.31%	3.37%	3.38%	22.82%	23.31%	23.36%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,015.50	$1.00	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® AGENCY BOND ETF

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Barclays U.S. Agency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 3.08%, net of fees, while the total return for the Index was 3.12%.

PORTFOLIO ALLOCATION

As of 2/28/15

Investment Type	Percentage of Total Investments*

U.S. Government Agency Obligations	97.11%
Foreign Government Obligations	2.89

TOTAL	100.00%

PORTFOLIO ALLOCATION

As of 2/28/15

Maturity	Percentage of Total Investments*

1-5 Years	80.81%
5-10 Years	8.14
10-15 Years	2.75
15-20 Years	6.17
More than 20 Years	2.13

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® MBS ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.75%	4.82%	4.80%	4.75%	4.82%	4.80%
5 Years	3.32%	3.35%	3.56%	17.75%	17.90%	19.12%
Since Inception	4.46%	4.47%	4.85%	41.57%	41.69%	45.79%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/13/07. The first day of secondary market trading was 3/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,023.10	$1.25	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MBS ETF

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/ or guaranteed by U.S. government agencies, as represented by the Barclays U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 4.75%, net of fees, while the total return for the Index was 4.80%.

PORTFOLIO ALLOCATION

As of 2/28/15

Issuer	Percentage of Total Investments*

Federal National Mortgage Association	50.89%
Federal Home Loan Mortgage Corp.	24.59
Government National Mortgage Association	24.52

TOTAL	100.00%

PORTFOLIO ALLOCATION

As of 2/28/15

Maturity	Percentage of Total Investments*
1-5 Years	0.14%
5-10 Years	0.66
10-15 Years	4.32
15-20 Years	13.42
More than 20 Years	81.46

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 31.21%

ADVERTISING — 0.10%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$300	$305,103
4.00%, 03/15/22	275	284,326
Omnicom Group Inc.
3.63%, 05/01/22	600	629,815
3.65%, 11/01/24 (Call 08/01/24)	45	46,181
WPP Finance 2010
3.75%, 09/19/24[a]	200	208,436
4.75%, 11/21/21	150	167,281

		1,641,142
AEROSPACE & DEFENSE — 0.32%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	250	254,811
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	85	86,458
4.88%, 02/15/20	450	512,942
Embraer SA
5.15%, 06/15/22	250	260,938
Exelis Inc.
5.55%, 10/01/21	200	215,576
General Dynamics Corp.
2.25%, 07/15/16	500	509,849
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	475	515,375
Lockheed Martin Corp.
3.35%, 09/15/21	300	316,151
Northrop Grumman Corp.
1.75%, 06/01/18	400	399,728
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	625	618,734
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	250	265,556

Security	Principal (000s)	Value
United Technologies Corp.
1.80%, 06/01/17	$500	$509,961
3.10%, 06/01/22	300	311,801
5.38%, 12/15/17	473	526,672

		5,304,552
AGRICULTURE — 0.36%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	150	152,098
4.00%, 01/31/24	525	561,840
4.75%, 05/05/21	450	500,698
9.70%, 11/10/18	326	413,530
Archer-Daniels-Midland Co.
4.48%, 03/01/21	250	277,353
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	250	256,090
4.10%, 03/15/16	150	154,393
Lorillard Tobacco Co.
2.30%, 08/21/17	250	252,383
3.50%, 08/04/16[a]	100	102,947
8.13%, 06/23/19	250	304,789
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	250	257,167
Philip Morris International Inc.
1.13%, 08/21/17	250	249,828
2.50%, 08/22/22	150	148,755
3.25%, 11/10/24	250	258,346
4.50%, 03/26/20	250	278,024
5.65%, 05/16/18	935	1,056,977
Reynolds American Inc.
4.85%, 09/15/23	200	220,508
6.75%, 06/15/17	447	495,813

		5,941,539
AIRLINES — 0.06%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	229	248,994
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	80	85,923

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[a]	$34	$36,372
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	432	465,930
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	90	91,545

		928,764
APPAREL — 0.00%
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	50	52,980

		52,980
AUTO MANUFACTURERS — 0.24%
American Honda Finance Corp.
1.20%, 07/14/17	350	350,625
2.25%, 08/15/19	250	253,895
Ford Motor Credit Co. LLC
3.22%, 01/09/22	500	505,397
PACCAR Financial Corp.
1.10%, 06/06/17	200	199,672
Toyota Motor Credit Corp.
1.25%, 10/05/17	600	602,243
1.45%, 01/12/18	425	427,366
1.75%, 05/22/17	500	508,746
2.13%, 07/18/19	200	202,863
2.63%, 01/10/23[a]	775	779,489
3.40%, 09/15/21	200	212,988

		4,043,284
AUTO PARTS & EQUIPMENT — 0.05%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	400	431,000
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	200	210,566
4.25%, 03/01/21	200	215,872

		857,438

Security	Principal (000s)	Value
BANKS — 8.90%
Abbey National Treasury Services PLC/London
1.65%, 09/29/17	$400	$400,367
4.00%, 04/27/16	300	310,053
4.00%, 03/13/24[a]	250	268,771
American Express Centurion Bank
5.95%, 06/12/17	300	330,501
Associated Banc-Corp.
5.13%, 03/28/16 (Call 02/28/16)	100	103,905
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/18	500	494,856
1.50%, 01/16/18	250	249,080
Banco do Brasil SA
3.88%, 10/10/22	400	361,000
Bank of America Corp.
2.00%, 01/11/18	1,100	1,104,526
2.60%, 01/15/19[a]	900	913,157
3.30%, 01/11/23	500	504,375
3.63%, 03/17/16	500	513,055
4.00%, 01/22/25	800	809,573
4.13%, 01/22/24	850	905,458
4.20%, 08/26/24	405	418,355
5.42%, 03/15/17	1,000	1,068,954
5.63%, 07/01/20	950	1,087,954
5.65%, 05/01/18	910	1,009,289
5.70%, 05/02/17	150	161,643
5.70%, 01/24/22	1,225	1,423,605
6.05%, 05/16/16	600	632,528
6.40%, 08/28/17	200	222,610
6.50%, 08/01/16	3,000	3,218,085
6.50%, 07/15/18	100	114,069
6.88%, 04/25/18	350	400,886
7.63%, 06/01/19	262	316,351
Bank of America N.A.
5.30%, 03/15/17[a]	500	535,361
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	250	249,980
1.45%, 04/09/18 (Call 03/09/18)[a]	600	596,354

16	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
2.38%, 01/25/19 (Call 12/25/18)	$250	$253,948
2.50%, 01/11/17	200	205,093
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)	600	596,582
2.10%, 08/01/18	180	182,493
2.10%, 01/15/19 (Call 12/15/18)	250	251,238
2.20%, 05/15/19 (Call 04/15/19)	200	200,992
2.30%, 07/28/16	600	612,123
2.30%, 09/11/19 (Call 08/11/19)	150	151,562
3.00%, 02/24/25	85	85,779
3.40%, 05/15/24 (Call 04/15/24)	340	349,600
Bank of Nova Scotia (The)
1.10%, 12/13/16[a]	500	500,674
1.30%, 07/21/17	250	249,980
2.05%, 10/30/18	1,000	1,007,704
4.38%, 01/13/21	150	165,740
Barclays Bank PLC
2.50%, 02/20/19[a]	700	712,654
3.75%, 05/15/24	250	264,296
5.13%, 01/08/20[a]	900	1,019,020
Barclays PLC
2.75%, 11/08/19	200	202,605
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	300	299,113
2.15%, 03/22/17 (Call 02/22/17)	225	228,570
2.45%, 01/15/20 (Call 12/15/19)	200	201,768
3.20%, 03/15/16 (Call 02/16/16)	250	255,588
3.95%, 03/22/22 (Call 02/22/22)[a]	100	106,244
6.85%, 04/30/19	162	191,784
BNP Paribas SA
2.38%, 09/14/17[a]	550	560,505
2.45%, 03/17/19[a]	500	509,407

Security	Principal (000s)	Value
4.25%, 10/15/24[a]	$200	$207,468
5.00%, 01/15/21	800	908,406
BPCE SA
2.25%, 01/27/20	250	251,113
2.50%, 12/10/18	250	254,324
2.50%, 07/15/19	250	253,801
4.00%, 04/15/24	250	268,514
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	250	247,931
2.85%, 04/01/21 (Call 03/01/21)	500	506,244
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)[a]	200	199,766
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	55	54,431
3.75%, 04/24/24 (Call 03/24/24)	200	206,634
6.15%, 09/01/16	300	320,600
6.75%, 09/15/17	226	254,220
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 02/22/18)	400	395,251
1.65%, 02/05/18 (Call 01/05/18)	500	499,552
2.40%, 09/05/19 (Call 08/15/19)	250	250,488
2.95%, 07/23/21	400	403,398
Citigroup Inc.
1.55%, 08/14/17	250	249,381
1.70%, 07/25/16	200	201,374
1.75%, 05/01/18	500	496,918
1.85%, 11/24/17	250	250,639
2.50%, 07/29/19	350	352,130
2.55%, 04/08/19	1,800	1,824,306
3.50%, 05/15/23[a]	650	646,628
3.88%, 10/25/23	675	709,014
4.45%, 01/10/17	1,575	1,659,711
4.50%, 01/14/22	250	273,880
5.50%, 02/15/17	100	107,231

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.13%, 05/15/18	$835	$939,977
8.50%, 05/22/19	512	637,358
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	85	84,833
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17	250	252,468
2.30%, 09/06/19	250	251,780
2.50%, 09/20/18[a]	500	510,233
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	251,330
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19[a]	1,000	1,006,513
3.38%, 01/19/17	725	753,535
3.95%, 11/09/22	500	512,218
4.50%, 01/11/21	575	637,529
CorpBanca SA
3.88%, 09/22/19[a,b]	400	403,520
Credit Suisse/New York NY
1.75%, 01/29/18	250	249,636
2.30%, 05/28/19[a]	250	251,877
3.63%, 09/09/24	750	779,548
5.40%, 01/14/20	200	224,249
6.00%, 02/15/18	950	1,055,009
Deutsche Bank AG/London
1.88%, 02/13/18	150	150,358
2.50%, 02/13/19	200	203,293
3.70%, 05/30/24[a]	915	958,591
6.00%, 09/01/17	448	496,430
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	200	200,720
4.30%, 01/16/24 (Call 12/16/23)[a]	200	213,061
5.45%, 01/15/17	526	561,648
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	400	404,207
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	155	156,993

Security	Principal (000s)	Value
3.85%, 07/08/24 (Call 04/08/24)	$150	$156,766
4.00%, 03/03/24	2,150	2,271,065
5.25%, 07/27/21	700	793,166
5.63%, 01/15/17	900	963,364
5.75%, 01/24/22	1,400	1,633,191
5.95%, 01/18/18	1,700	1,893,518
6.15%, 04/01/18	965	1,085,653
7.50%, 02/15/19	500	596,638
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	350	386,404
HSBC Holdings PLC
4.00%, 03/30/22	400	429,751
4.25%, 03/14/24	200	210,376
5.10%, 04/05/21	200	225,918
HSBC USA Inc.
2.35%, 03/05/20	415	415,903
2.38%, 11/13/19	200	201,519
2.63%, 09/24/18	800	820,130
3.50%, 06/23/24[a]	300	314,263
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	249,962
2.40%, 04/01/20	500	502,022
Intesa Sanpaolo SpA
3.88%, 01/15/19	750	782,073
JPMorgan Chase & Co.
1.35%, 02/15/17	250	250,465
1.63%, 05/15/18[a]	1,300	1,292,879
1.80%, 01/25/18[a]	500	501,387
2.00%, 08/15/17	300	304,087
2.20%, 10/22/19	700	696,814
2.35%, 01/28/19[a]	250	251,828
3.13%, 01/23/25 (Call 10/23/24)[a]	500	495,031
3.15%, 07/05/16[a]	600	615,118
3.20%, 01/25/23	550	557,561
3.25%, 09/23/22	450	458,993
3.38%, 05/01/23	1,150	1,139,588
3.45%, 03/01/16	450	461,019
3.88%, 02/01/24	1,950	2,058,658
4.25%, 10/15/20	500	542,781
4.35%, 08/15/21	500	545,360

18	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.50%, 01/24/22	$300	$330,731
4.63%, 05/10/21	100	110,582
6.00%, 01/15/18	800	895,264
6.13%, 06/27/17	200	220,046
6.30%, 04/23/19	262	303,714
Series H
1.70%, 03/01/18 (Call 02/01/18)	500	500,272
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,108,123
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	500	499,978
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	200	201,619
5.10%, 03/24/21[a]	400	453,271
KfW
0.88%, 09/05/17	4,300	4,289,539
2.00%, 06/01/16	4,900	4,989,165
2.13%, 01/17/23	2,850	2,880,515
2.50%, 11/20/24	450	465,480
2.63%, 01/25/22	725	759,584
2.75%, 10/01/20	1,300	1,371,296
4.88%, 01/17/17	842	906,934
Series G
4.38%, 03/15/18	1,247	1,365,511
Korea Development Bank (The)
3.50%, 08/22/17	1,000	1,042,497
3.88%, 05/04/17	200	209,254
4.63%, 11/16/21[a]	200	224,065
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	1,950	1,938,306
1.88%, 09/17/18	600	611,391
5.00%, 11/08/16	317	339,870
Lloyds Bank PLC
2.35%, 09/05/19[a]	400	403,702
4.20%, 03/28/17	500	528,494
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	750	743,823
2.90%, 02/06/25 (Call 01/06/25)	250	248,030

Security	Principal (000s)	Value
Morgan Stanley
2.13%, 04/25/18	$200	$201,054
2.38%, 07/23/19[a]	500	500,437
2.50%, 01/24/19	300	304,423
2.65%, 01/27/20	680	685,812
3.70%, 10/23/24[a]	900	930,032
3.80%, 04/29/16	900	926,855
4.10%, 05/22/23	200	206,293
4.88%, 11/01/22	600	651,959
5.45%, 01/09/17	500	535,490
5.50%, 07/24/20	200	228,228
5.75%, 10/18/16	473	506,020
5.75%, 01/25/21	950	1,101,203
6.63%, 04/01/18	1,103	1,254,733
7.30%, 05/13/19	512	610,426
Series F
3.88%, 04/29/24	850	888,822
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	1,000	1,020,900
National Australia Bank Ltd./New York
2.30%, 07/25/18	250	253,677
National City Corp.
6.88%, 05/15/19	776	911,246
Northern Trust Corp.
3.38%, 08/23/21	100	105,671
3.45%, 11/04/20	50	53,444
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	200	199,028
2.00%, 06/03/16	225	229,105
5.00%, 04/25/17	700	760,920
PNC Bank N.A.
1.30%, 10/03/16 (Call 09/03/16)[c]	750	752,980
1.50%, 02/23/18 (Call 01/24/18)[c]	1,000	1,000,250
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	500	519,259

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	$400	$416,290
4.38%, 08/11/20[c]	300	330,008
Royal Bank of Canada
1.50%, 01/16/18	500	500,820
2.20%, 07/27/18	500	508,212
2.30%, 07/20/16	650	662,927
2.88%, 04/19/16	350	358,563
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	400	413,727
5.63%, 08/24/20	500	574,762
6.13%, 01/11/21	200	236,852
State Street Corp.
2.88%, 03/07/16	500	511,237
3.70%, 11/20/23	250	265,641
4.38%, 03/07/21	400	444,636
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	250	248,365
1.50%, 01/18/18	500	495,369
2.45%, 01/16/20	750	755,369
2.50%, 07/19/18	500	508,112
3.95%, 01/10/24	250	267,083
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	250	250,123
7.25%, 03/15/18	262	298,185
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	100	104,029
SVB Financial Group
3.50%, 01/29/25	100	98,408
Svenska Handelsbanken AB
2.50%, 01/25/19	250	255,386
2.88%, 04/04/17	250	258,447
3.13%, 07/12/16	750	772,013
Toronto-Dominion Bank (The)
1.13%, 05/02/17	1,400	1,398,251
2.13%, 07/02/19	150	151,249
2.38%, 10/19/16	700	716,892
2.50%, 07/14/16	100	102,306
U.S. Bancorp/MN
1.65%, 05/15/17 (Call 04/15/17)	500	503,510

Security	Principal (000s)	Value
3.70%, 01/30/24 (Call 12/29/23)	$500	$534,859
4.13%, 05/24/21 (Call 04/23/21)	100	109,777
Series F
2.20%, 11/15/16 (Call 10/14/16)	200	204,159
3.60%, 09/11/24 (Call 08/11/24)[a]	250	259,069
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	350	349,093
2.13%, 10/28/19 (Call 09/28/19)	450	452,373
UBS AG/Stamford CT
2.38%, 08/14/19	250	252,761
5.75%, 04/25/18	700	782,202
5.88%, 12/20/17	410	456,010
Series 10
5.88%, 07/15/16	500	531,333
Wachovia Corp.
5.63%, 10/15/16	550	587,562
5.75%, 06/15/17	1,010	1,112,139
5.75%, 02/01/18	450	502,575
Wells Fargo & Co.
1.50%, 01/16/18	2,100	2,099,909
2.13%, 04/22/19[a]	450	452,512
2.15%, 01/15/19	200	201,456
3.00%, 02/19/25	325	324,359
3.30%, 09/09/24[a]	500	512,635
4.60%, 04/01/21	425	474,213
Series M
3.45%, 02/13/23	600	611,168
Series N
2.15%, 01/30/20	95	94,851
Wells Fargo Bank N.A.
6.00%, 11/15/17	500	559,377
Westpac Banking Corp.
2.00%, 08/14/17	1,200	1,217,200
4.88%, 11/19/19	2,075	2,314,073

		147,275,041

20	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
BEVERAGES — 0.68%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	$500	$498,572
2.15%, 02/01/19	500	506,516
3.70%, 02/01/24[a]	500	528,682
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	450	453,064
2.50%, 07/15/22	450	442,740
5.38%, 01/15/20	400	459,885
7.75%, 01/15/19	500	604,439
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	250	239,777
Coca-Cola Co. (The)
1.80%, 09/01/16	500	508,167
2.45%, 11/01/20	600	614,270
3.30%, 09/01/21[a]	500	530,845
5.35%, 11/15/17	375	417,328
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	500	509,039
Diageo Capital PLC
1.50%, 05/11/17	450	455,328
2.63%, 04/29/23 (Call 01/29/23)	250	246,769
5.75%, 10/23/17	500	558,293
Diageo Investment Corp.
2.88%, 05/11/22	250	253,116
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)	300	306,619
PepsiCo Inc.
1.25%, 08/13/17	375	376,054
2.25%, 01/07/19 (Call 12/07/18)[a]	1,375	1,403,806
2.75%, 03/05/22	200	203,159
3.13%, 11/01/20	100	104,990
3.60%, 03/01/24 (Call 12/01/23)	400	426,196
7.90%, 11/01/18	500	607,708

		11,255,362

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.28%
Amgen Inc.
2.13%, 05/15/17	$500	$509,119
2.20%, 05/22/19 (Call 04/22/19)	750	754,331
2.30%, 06/15/16	150	152,290
3.88%, 11/15/21 (Call 08/15/21)	400	427,582
5.70%, 02/01/19	212	240,516
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	107,558
Celgene Corp.
2.25%, 05/15/19	400	402,017
3.25%, 08/15/22	100	102,311
3.95%, 10/15/20	100	107,539
4.00%, 08/15/23	250	268,488
Gilead Sciences Inc.
2.05%, 04/01/19[a]	200	201,930
3.05%, 12/01/16	300	311,420
3.50%, 02/01/25 (Call 11/01/24)	645	675,539
3.70%, 04/01/24 (Call 01/01/24)	300	319,720
4.50%, 04/01/21 (Call 01/01/21)	100	111,578

		4,691,938
BUILDING MATERIALS — 0.13%
CRH America Inc.
6.00%, 09/30/16	1,900	2,037,574
8.13%, 07/15/18	100	119,327

		2,156,901
CHEMICALS — 0.68%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	150	149,767
Air Products & Chemicals Inc.
2.00%, 08/02/16	250	254,106
3.35%, 07/31/24 (Call 04/30/24)	250	257,920
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	300	299,599

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
2.90%, 11/15/22 (Call 08/15/22)	$250	$247,046
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	100	100,416
CF Industries Inc.
7.13%, 05/01/20	350	420,393
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	250	249,943
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	600	599,043
4.25%, 11/15/20 (Call 08/15/20)	300	326,879
5.70%, 05/15/18	200	223,843
8.55%, 05/15/19	400	498,667
Eastman Chemical Co.
2.40%, 06/01/17	200	203,951
2.70%, 01/15/20 (Call 12/15/19)	45	45,516
3.60%, 08/15/22 (Call 05/15/22)	150	154,979
Ecolab Inc.
3.00%, 12/08/16	600	619,345
EI du Pont de Nemours & Co.
3.63%, 01/15/21[a]	300	317,417
4.25%, 04/01/21	275	300,314
5.75%, 03/15/19	300	342,892
6.00%, 07/15/18	100	113,851
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	250	263,370
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	600	658,207
5.75%, 04/15/24 (Call 01/15/24)[a]	250	294,610
6.00%, 11/15/21 (Call 08/17/21)	400	471,968
Monsanto Co.
1.15%, 06/30/17	1,250	1,251,334
2.13%, 07/15/19	115	116,062

Security	Principal (000s)	Value
3.38%, 07/15/24 (Call 04/15/24)[a]	$85	$88,057
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	150	160,064
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	300	352,542
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	200	199,787
3.60%, 11/15/20	200	209,738
Praxair Inc.
1.05%, 11/07/17	500	498,374
3.00%, 09/01/21	100	103,569
4.05%, 03/15/21	100	109,674
4.50%, 08/15/19[a]	256	283,453
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	250	246,609
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	51,937
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	150	158,861

		11,244,103
COMMERCIAL SERVICES — 0.13%
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	200,623
MasterCard Inc.
2.00%, 04/01/19	50	50,582
3.38%, 04/01/24[a]	375	393,628
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	450	495,993
5.50%, 09/01/20	100	114,202
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	250	253,553
4.25%, 08/15/24 (Call 05/15/24)	100	104,873

22	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Western Union Co. (The)
5.25%, 04/01/20[a]	$516	$563,962

		2,177,416
COMPUTERS — 0.76%
Apple Inc.
0.45%, 05/03/16[a]	50	49,911
1.00%, 05/03/18	650	644,330
1.05%, 05/05/17	600	603,447
1.55%, 02/07/20	200	197,989
2.10%, 05/06/19	600	610,768
2.40%, 05/03/23	650	643,170
2.50%, 02/09/25	500	491,631
2.85%, 05/06/21	200	207,780
3.45%, 05/06/24[a]	655	696,723
Computer Sciences Corp.
4.45%, 09/15/22	50	51,115
6.50%, 03/15/18	450	496,083
EMC Corp./MA
1.88%, 06/01/18	775	779,230
2.65%, 06/01/20	250	253,015
3.38%, 06/01/23 (Call 03/01/23)[a]	250	252,483
Hewlett-Packard Co.
2.60%, 09/15/17	900	923,359
2.65%, 06/01/16	150	152,683
4.05%, 09/15/22	89	92,800
4.30%, 06/01/21	200	214,666
4.65%, 12/09/21[a]	350	382,813
5.50%, 03/01/18	351	387,664
International Business Machines Corp.
1.63%, 05/15/20	500	491,899
1.95%, 07/22/16	300	304,960
2.90%, 11/01/21[a]	1,050	1,088,471
3.38%, 08/01/23	500	520,541
3.63%, 02/12/24	225	237,900
5.70%, 09/14/17	750	836,984
Lexmark International Inc.
5.13%, 03/15/20	50	52,885
NetApp Inc.
2.00%, 12/15/17	250	250,989
3.25%, 12/15/22 (Call 09/15/22)	300	296,873

Security	Principal (000s)	Value
3.38%, 06/15/21 (Call 04/15/21)	$45	$45,550
Seagate HDD Cayman
3.75%, 11/15/18	175	180,488
4.75%, 06/01/23	200	212,565

		12,651,765
COSMETICS & PERSONAL CARE — 0.11%
Colgate-Palmolive Co.
1.30%, 01/15/17	200	200,949
2.30%, 05/03/22	400	396,513
2.95%, 11/01/20	150	156,582
Procter & Gamble Co. (The)
1.45%, 08/15/16	425	429,401
1.60%, 11/15/18[a]	250	251,334
1.90%, 11/01/19[a]	110	110,964
4.70%, 02/15/19	200	223,641

		1,769,384
DISTRIBUTION & WHOLESALE — 0.05%
Arrow Electronics Inc.
3.50%, 04/01/22	55	55,096
4.50%, 03/01/23 (Call 12/01/22)	150	157,172
5.13%, 03/01/21	250	272,469
Ingram Micro Inc.
5.25%, 09/01/17	350	376,242

		860,979
DIVERSIFIED FINANCIAL SERVICES — 1.57%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[a]	125	127,324
4.25%, 09/15/24 (Call 06/15/24)	425	436,408
5.63%, 04/01/17	250	267,849
Alterra Finance LLC
6.25%, 09/30/20	100	117,123
American Express Co.
1.55%, 05/22/18	500	498,723
2.65%, 12/02/22	175	174,473
6.15%, 08/28/17	250	278,693
6.80%, 09/01/66 (Call 09/01/16)[d]	268	282,070
7.00%, 03/19/18	242	279,795

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
American Express Credit Corp.
2.13%, 03/18/19	$300	$301,407
2.25%, 08/15/19	250	251,972
2.38%, 03/24/17	650	667,222
2.80%, 09/19/16	500	514,015
Ameriprise Financial Inc.
4.00%, 10/15/23	360	385,664
5.30%, 03/15/20	150	171,649
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	500	500,492
3.38%, 02/15/23	250	250,900
Charles Schwab Corp. (The)
3.23%, 09/01/22	262	269,433
Credit Suisse USA Inc.
5.38%, 03/02/16	598	625,250
Discover Financial Services
3.85%, 11/21/22	575	591,516
3.95%, 11/06/24 (Call 08/06/24)	200	203,901
Ford Motor Credit Co. LLC
1.68%, 09/08/17	500	500,376
1.70%, 05/09/16	800	803,726
2.38%, 01/16/18	200	203,311
2.60%, 11/04/19	500	504,905
4.25%, 02/03/17	1,000	1,052,815
4.25%, 09/20/22	200	216,598
4.38%, 08/06/23[a]	200	217,812
8.13%, 01/15/20	750	938,691
Franklin Resources Inc.
2.80%, 09/15/22	250	252,495
General Electric Capital Corp.
1.63%, 04/02/18[a]	500	503,364
2.95%, 05/09/16	450	461,675
3.10%, 01/09/23	650	671,870
3.35%, 10/17/16	50	51,989
3.45%, 05/15/24 (Call 02/13/24)	100	105,252
4.63%, 01/07/21	50	56,171
4.65%, 10/17/21	400	453,427
5.30%, 02/11/21	1,150	1,323,146
5.40%, 02/15/17	100	108,492
5.63%, 09/15/17	2,200	2,441,339

Security	Principal (000s)	Value
5.63%, 05/01/18	$1,162	$1,306,543
6.00%, 08/07/19	1,012	1,185,075
HSBC Finance Corp.
6.68%, 01/15/21	444	531,160
Intercontinental Exchange Inc.
2.50%, 10/15/18	150	153,392
4.00%, 10/15/23	100	107,522
International Lease Finance Corp.
7.13%, 09/01/18[b]	500	561,250
Invesco Finance PLC
4.00%, 01/30/24	250	266,940
Jefferies Group LLC
5.13%, 01/20/23	200	210,204
8.50%, 07/15/19	462	551,688
Lazard Group LLC
3.75%, 02/13/25	200	199,124
4.25%, 11/14/20	250	266,209
Legg Mason Inc.
3.95%, 07/15/24	255	265,689
Murray Street Investment Trust I
4.65%, 03/09/17[e]	150	159,203
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)	150	155,997
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	250	251,175
2.30%, 11/15/19 (Call 10/15/19)	200	201,300
3.05%, 02/15/22 (Call 11/15/21)	250	256,374
3.40%, 11/15/23 (Call 08/15/23)	150	156,700
Nomura Holdings Inc.
2.00%, 09/13/16	700	705,249
6.70%, 03/04/20	225	268,015
Synchrony Financial
2.70%, 02/03/20	85	84,868

		25,907,010
ELECTRIC — 1.31%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	275	274,952

24	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	$300	$301,400
2.95%, 12/15/22 (Call 09/15/22)	250	250,288
Appalachian Power Co.
7.95%, 01/15/20	100	124,440
Arizona Public Service Co.
8.75%, 03/01/19	250	314,400
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	250	252,435
2.40%, 02/01/20 (Call 01/01/20)	30	30,297
3.75%, 11/15/23 (Call 08/15/23)	250	265,389
5.75%, 04/01/18	300	337,003
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	250	268,373
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	250	243,585
CMS Energy Corp.
6.25%, 02/01/20	200	234,960
6.55%, 07/17/17	150	167,726
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	100	102,778
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	250	261,361
5.85%, 04/01/18	271	305,878
6.65%, 04/01/19	100	118,310
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	200	204,791
3.13%, 08/31/24 (Call 05/31/24)	150	154,903
3.38%, 08/15/23 (Call 05/15/23)[a]	225	236,912

Security	Principal (000s)	Value
Dominion Resources Inc./VA
1.25%, 03/15/17	$325	$325,827
2.50%, 12/01/19 (Call 11/01/19)	200	202,180
4.45%, 03/15/21	250	274,903
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	150	157,815
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	55	55,598
Series C
3.50%, 06/01/24 (Call 03/01/24)	100	103,894
Duke Energy Corp.
1.63%, 08/15/17	250	253,150
2.10%, 06/15/18 (Call 05/15/18)	600	609,687
3.05%, 08/15/22 (Call 05/15/22)	100	101,734
3.55%, 09/15/21 (Call 06/15/21)	150	157,743
5.05%, 09/15/19	262	295,248
Duke Energy Florida Inc.
4.55%, 04/01/20	45	50,142
Duke Energy Indiana Inc.
3.75%, 07/15/20	200	214,429
Duke Energy Progress Inc.
3.00%, 09/15/21 (Call 06/15/21)	150	156,084
Edison International
3.75%, 09/15/17	450	476,826
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	175	187,409
3.75%, 02/15/21 (Call 11/15/20)	200	211,760
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	100	105,403
Entergy Texas Inc.
7.13%, 02/01/19	50	59,170

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	$250	$252,410
4.25%, 06/15/22 (Call 03/15/22)	500	529,519
5.20%, 10/01/19	950	1,055,830
6.20%, 10/01/17	100	111,080
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	150	157,187
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	55,178
5.29%, 06/15/22 (Call 03/15/22)[e]	75	85,056
Hydro-Quebec
2.00%, 06/30/16	800	814,352
Integrys Energy Group Inc.
4.17%, 11/01/20	50	53,799
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	52,267
LG&E and KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	200	209,719
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)	100	107,824
Nevada Power Co.
7.13%, 03/15/19	200	239,117
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	50	50,372
6.00%, 03/01/19	256	292,172
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	250	274,768
5.45%, 09/15/20	100	114,315
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)[a]	225	217,710

Security	Principal (000s)	Value
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)[a]	$250	$245,229
Oglethorpe Power Corp.
6.10%, 03/15/19	100	114,660
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	635	635,659
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	102,834
3.40%, 08/15/24 (Call 05/15/24)	230	237,675
8.25%, 10/15/18	600	726,180
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	100	108,670
Portland General Electric Co.
6.10%, 04/15/19	100	115,484
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	212,987
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	75	80,753
4.20%, 06/15/22 (Call 03/15/22)	100	108,336
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	154,928
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	102,333
4.40%, 01/15/21 (Call 10/15/20)	450	494,496
PSEG Power LLC
2.75%, 09/15/16	100	102,500
4.15%, 09/15/21 (Call 06/15/21)	150	159,084
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	400	422,311

26	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Public Service Co. of Oklahoma
4.40%, 02/01/21	$100	$110,070
Public Service Electric & Gas Co.
3.15%, 08/15/24 (Call 05/15/24)	250	256,386
Series I
1.80%, 06/01/19 (Call 05/01/19)	500	495,900
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	207,460
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	52,350
4.75%, 05/15/21 (Call 02/15/21)	150	162,062
Southern Co. (The)
1.30%, 08/15/17	105	105,067
2.15%, 09/01/19 (Call 08/01/19)	600	605,473
Southwestern Electric Power Co.
6.45%, 01/15/19	162	188,195
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	150	156,090
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)[a]	250	243,247
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	275	273,163
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	75	84,617
UIL Holdings Corp.
4.63%, 10/01/20	100	106,160
Union Electric Co.
6.70%, 02/01/19	262	308,269
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	100	102,405
3.45%, 02/15/24 (Call 11/15/23)[a]	250	265,002
5.95%, 09/15/17	500	558,633

Security	Principal (000s)	Value
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	$200	$206,360

		21,732,886
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
4.88%, 10/15/19	145	162,608
5.25%, 10/15/18	255	285,698
Energizer Holdings Inc.
4.70%, 05/19/21	300	310,210
4.70%, 05/24/22	200	207,775

		966,291
ELECTRONICS — 0.21%
Agilent Technologies Inc.
5.00%, 07/15/20	100	109,055
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	100	101,472
4.00%, 02/01/22 (Call 11/01/21)	50	52,683
Avnet Inc.
4.88%, 12/01/22	250	265,244
5.88%, 06/15/20	150	167,796
Honeywell International Inc.
3.35%, 12/01/23	250	264,523
5.00%, 02/15/19	175	196,831
5.30%, 03/01/18	262	292,151
Jabil Circuit Inc.
4.70%, 09/15/22[a]	250	256,328
Koninklijke Philips NV
3.75%, 03/15/22	400	424,043
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	150	162,686
Tech Data Corp.
3.75%, 09/21/17	40	41,177
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	25	25,277
3.20%, 03/01/16	600	613,566
3.60%, 08/15/21 (Call 05/15/21)	400	419,196

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.15%, 02/01/24 (Call 11/01/23)	$100	$107,118
4.50%, 03/01/21	50	54,886

		3,554,032
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
2.88%, 05/08/22	250	255,250
Fluor Corp.
3.38%, 09/15/21	200	207,631

		462,881
ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19	200	213,750

		213,750
ENVIRONMENTAL CONTROL — 0.10%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	100	103,558
5.00%, 03/01/20[a]	400	446,256
5.25%, 11/15/21	250	284,680
Waste Management Inc.
3.50%, 05/15/24 (Call 02/15/24)	250	259,692
4.60%, 03/01/21 (Call 12/01/20)	350	385,138
6.10%, 03/15/18	150	169,221

		1,648,545
FOOD — 0.56%
Campbell Soup Co.
3.05%, 07/15/17	200	206,470
ConAgra Foods Inc.
1.90%, 01/25/18[a]	500	498,575
3.25%, 09/15/22	250	245,027
General Mills Inc.
2.20%, 10/21/19[a]	250	250,506
3.65%, 02/15/24 (Call 11/15/23)	250	261,339
5.70%, 02/15/17	200	217,126
Hershey Co. (The)
1.50%, 11/01/16[a]	200	201,969
4.13%, 12/01/20	250	273,677
Ingredion Inc.
4.63%, 11/01/20	50	53,788

Security	Principal (000s)	Value
Kellogg Co.
1.88%, 11/17/16[a]	$150	$151,956
3.25%, 05/21/18	200	208,707
4.00%, 12/15/20	1,125	1,207,621
4.45%, 05/30/16	225	234,442
Kraft Foods Group Inc.
2.25%, 06/05/17	800	814,118
3.50%, 06/06/22	250	257,223
Kroger Co. (The)
2.20%, 01/15/17	300	305,517
2.95%, 11/01/21 (Call 10/01/21)	200	201,746
4.00%, 02/01/24 (Call 11/01/23)	250	266,342
McCormick & Co. Inc./MD
3.90%, 07/15/21 (Call 04/15/21)	200	217,538
Mondelez International Inc.
5.38%, 02/10/20	100	114,518
6.13%, 02/01/18	779	876,637
6.13%, 08/23/18	275	313,409
Sysco Corp.
2.60%, 06/12/22	250	249,616
3.50%, 10/02/24 (Call 07/02/24)	250	260,053
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)[a]	550	582,542
Unilever Capital Corp.
0.85%, 08/02/17	500	497,696
4.25%, 02/10/21	250	278,784

		9,246,942
FOREST PRODUCTS & PAPER — 0.09%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	100	105,120
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	200	207,739
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	250	254,768

28	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.75%, 02/15/22 (Call 11/15/21)	$450	$496,862
7.50%, 08/15/21	50	62,769
7.95%, 06/15/18	262	308,605

		1,435,863
GAS — 0.10%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	200	210,697
Atmos Energy Corp.
8.50%, 03/15/19	200	247,967
Dominion Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)[a]	200	208,151
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	251,969
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	25	26,424
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	100	107,880
6.50%, 06/01/16	112	119,597
9.80%, 02/15/19	150	192,934
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	250	258,090

		1,623,709
HAND & MACHINE TOOLS — 0.02%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	380	396,366

		396,366
HEALTH CARE — PRODUCTS — 0.39%
Baxter International Inc.
2.40%, 08/15/22	500	481,615
3.20%, 06/15/23 (Call 03/15/23)	150	151,028
4.25%, 03/15/20	200	217,424
4.50%, 08/15/19	200	219,209

Security	Principal (000s)	Value
Becton Dickinson and Co.
3.13%, 11/08/21	$350	$357,234
3.25%, 11/12/20	100	103,829
3.73%, 12/15/24 (Call 09/15/24)	530	555,640
Boston Scientific Corp.
2.65%, 10/01/18	100	101,019
6.00%, 01/15/20	400	458,813
CareFusion Corp.
1.45%, 05/15/17	30	29,978
3.88%, 05/15/24 (Call 02/15/24)[a]	155	161,214
Covidien International Finance SA
6.00%, 10/15/17	450	499,983
Life Technologies Corp.
6.00%, 03/01/20	450	517,803
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)[a]	500	495,586
3.13%, 03/15/22 (Call 12/15/21)	300	308,021
3.63%, 03/15/24 (Call 12/15/23)	250	263,918
4.13%, 03/15/21 (Call 12/15/20)	400	435,204
4.45%, 03/15/20	400	443,232
Stryker Corp.
1.30%, 04/01/18	275	272,352
2.00%, 09/30/16	100	101,685
3.38%, 05/15/24 (Call 02/15/24)	100	102,506
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)[a]	200	206,143

		6,483,436
HEALTH CARE — SERVICES — 0.32%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	250	250,788
3.95%, 09/01/20	100	107,388
4.13%, 06/01/21 (Call 03/01/21)	300	324,160

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Anthem Inc.
1.88%, 01/15/18	$250	$251,210
3.30%, 01/15/23	200	203,429
3.50%, 08/15/24 (Call 05/15/24)[a]	200	205,511
3.70%, 08/15/21 (Call 05/15/21)	275	289,435
4.35%, 08/15/20	100	109,253
Cigna Corp.
2.75%, 11/15/16	100	102,825
4.00%, 02/15/22 (Call 11/15/21)	100	108,547
4.38%, 12/15/20 (Call 09/15/20)	100	108,383
4.50%, 03/15/21 (Call 12/15/20)	300	326,691
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	172,630
Dignity Health
2.64%, 11/01/19	100	101,243
Humana Inc.
2.63%, 10/01/19	45	45,390
3.15%, 12/01/22 (Call 09/01/22)[a]	100	100,312
3.85%, 10/01/24 (Call 07/01/24)	100	103,956
Laboratory Corp. of America Holdings
2.20%, 08/23/17	550	556,599
3.20%, 02/01/22	100	99,366
Quest Diagnostics Inc.
2.70%, 04/01/19	250	252,376
4.70%, 04/01/21	150	163,178
UnitedHealth Group Inc.
1.40%, 10/15/17	250	251,587
2.88%, 12/15/21	85	87,225
2.88%, 03/15/22 (Call 12/15/21)	100	102,311
2.88%, 03/15/23	300	305,883
4.70%, 02/15/21 (Call 11/15/20)	200	224,921
6.00%, 06/15/17	250	277,288

		5,231,885

Security	Principal (000s)	Value
HOLDING COMPANIES — DIVERSIFIED — 0.03%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	$200	$200,166
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	65	66,235
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	200	198,247

		464,648
HOME FURNISHINGS — 0.03%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	102,534
Whirlpool Corp.
1.65%, 11/01/17	120	120,458
4.85%, 06/15/21[a]	250	278,535

		501,527
HOUSEHOLD PRODUCTS & WARES — 0.09%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	250	251,509
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	102,011
3.80%, 11/15/21	300	322,900
Kimberly-Clark Corp.
1.85%, 03/01/20	70	70,054
1.90%, 05/22/19	310	311,836
6.13%, 08/01/17	256	286,440
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	107,250

		1,452,000
HOUSEWARES — 0.02%
Newell Rubbermaid Inc.
2.88%, 12/01/19 (Call 11/01/19)	255	257,569

		257,569

30	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
INSURANCE — 1.06%
ACE INA Holdings Inc.
2.70%, 03/13/23	$450	$446,045
Aflac Inc.
3.63%, 11/15/24[a]	335	349,546
4.00%, 02/15/22	200	215,032
Allstate Corp. (The)
6.13%, 05/15/67 (Call 05/15/17)[d]	50	53,000
7.45%, 05/16/19	200	240,868
American International Group Inc.
4.88%, 06/01/22	300	341,569
5.60%, 10/18/16	673	720,625
5.85%, 01/16/18	1,250	1,402,370
6.40%, 12/15/20[a]	175	212,893
Aon Corp.
3.13%, 05/27/16	100	102,355
5.00%, 09/30/20	200	224,740
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	100	102,314
AXIS Specialty Finance PLC
2.65%, 04/01/19	25	25,238
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	800	812,668
5.40%, 05/15/18[a]	2,000	2,258,525
Berkshire Hathaway Inc.
1.90%, 01/31/17[a]	500	510,200
2.10%, 08/14/19	300	305,465
Chubb Corp. (The)
6.38%, 03/29/67 (Call 04/15/17)[d]	250	267,500
CNA Financial Corp.
5.88%, 08/15/20	75	85,964
6.50%, 08/15/16[a]	250	268,292
Fidelity National Financial Inc.
5.50%, 09/01/22	500	543,024
First American Financial Corp.
4.60%, 11/15/24	100	102,730
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	250	286,888
5.38%, 03/15/17	250	269,362
6.30%, 03/15/18	100	112,864

Security	Principal (000s)	Value
Lincoln National Corp.
8.75%, 07/01/19	$400	$501,040
Markel Corp.
5.35%, 06/01/21	200	225,335
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	250	257,744
MetLife Inc.
1.76%, 12/15/17	150	151,660
3.05%, 12/15/22	225	229,788
4.75%, 02/08/21	200	225,577
Series D
4.37%, 09/15/23	380	421,682
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	100	105,218
Principal Financial Group Inc.
1.85%, 11/15/17	500	501,926
Progressive Corp. (The)
3.75%, 08/23/21	100	108,031
Prudential Financial Inc.
2.35%, 08/15/19	500	503,086
3.00%, 05/12/16	150	153,373
3.50%, 05/15/24	1,100	1,137,380
4.50%, 11/16/21	450	497,819
5.88%, 09/15/42 (Call 09/15/22)[a,d]	300	324,000
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	221,747
Travelers Companies Inc. (The)
6.25%, 06/20/16	262	279,388
Trinity Acquisition PLC
4.63%, 08/15/23	250	264,737
Unum Group
4.00%, 03/15/24[a]	350	364,753
Voya Financial Inc.
5.50%, 07/15/22	250	285,669
Willis Group Holdings PLC
5.75%, 03/15/21	100	112,303
WR Berkley Corp.
4.63%, 03/15/22	200	217,137

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
XLIT Ltd.
5.75%, 10/01/21	$200	$234,276

		17,583,746
INTERNET — 0.27%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[b]	430	427,240
3.13%, 11/28/21 (Call 09/28/21)[b]	275	275,657
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	150	145,831
2.60%, 12/05/19 (Call 11/05/19)	200	203,771
3.80%, 12/05/24 (Call 09/05/24)	100	104,861
Baidu Inc.
2.25%, 11/28/17	200	200,855
3.50%, 11/28/22	300	301,955
eBay Inc.
1.35%, 07/15/17	100	99,528
2.60%, 07/15/22 (Call 04/15/22)	100	94,488
3.25%, 10/15/20 (Call 07/15/20)	450	461,084
3.45%, 08/01/24 (Call 05/01/24)	400	390,452
Expedia Inc.
5.95%, 08/15/20	600	669,150
Google Inc.
2.13%, 05/19/16	200	204,273
3.38%, 02/25/24	425	452,886
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	500	506,929

		4,538,960
IRON & STEEL — 0.07%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	250	263,302
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	350	353,398

Security	Principal (000s)	Value
Vale Overseas Ltd.
4.38%, 01/11/22[a]	$575	$555,512

		1,172,212
LEISURE TIME — 0.02%
Carnival Corp.
3.95%, 10/15/20	250	264,138

		264,138
LODGING — 0.08%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	235	236,197
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	150	154,280
3.25%, 09/15/22 (Call 06/15/22)	100	101,280
3.38%, 10/15/20 (Call 07/15/20)	100	103,844
Series N
3.13%, 10/15/21 (Call 07/15/21)	250	253,927
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	250	246,047
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	50	51,076
3.90%, 03/01/23 (Call 12/01/22)	100	99,980
4.25%, 03/01/22 (Call 12/01/21)	150	156,506

		1,403,137
MACHINERY — 0.39%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	600	601,550
1.63%, 06/01/17	250	252,220
2.00%, 03/05/20	500	500,624
2.25%, 12/01/19	500	506,228
3.30%, 06/09/24	100	103,699
7.15%, 02/15/19[a]	200	238,952

32	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Series G
2.45%, 09/06/18[a]	$250	$257,221
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	225	225,246
3.90%, 05/27/21	300	326,036
5.70%, 08/15/16	293	313,497
Deere & Co.
4.38%, 10/16/19	300	330,292
John Deere Capital Corp.
1.30%, 03/12/18	750	747,973
1.35%, 01/16/18	295	295,153
1.70%, 01/15/20	175	172,143
1.85%, 09/15/16	500	507,987
2.80%, 03/04/21	250	255,512
3.15%, 10/15/21	200	207,220
3.35%, 06/12/24[a]	80	84,087
Joy Global Inc.
5.13%, 10/15/21[a]	150	167,543
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	125	125,764
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	250	244,984

		6,463,931
MANUFACTURING — 0.47%
3M Co.
1.38%, 09/29/16	250	252,630
1.63%, 06/15/19	250	248,469
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	255,173
Danaher Corp.
2.30%, 06/23/16	50	51,027
3.90%, 06/23/21 (Call 03/23/21)	350	380,404
Eaton Corp.
1.50%, 11/02/17	500	501,913
2.75%, 11/02/22	250	251,149
General Electric Co.
2.70%, 10/09/22	850	865,069
5.25%, 12/06/17	2,800	3,107,054

Security	Principal (000s)	Value
Illinois Tool Works Inc.
1.95%, 03/01/19	$125	$125,606
3.38%, 09/15/21 (Call 06/15/21)	325	344,303
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	250	289,574
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	70	70,070
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	200	208,896
Pentair Finance SA
2.65%, 12/01/19	250	249,179
Textron Inc.
3.65%, 03/01/21	250	259,508
4.63%, 09/21/16	100	105,304
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	45	46,529
6.55%, 10/01/17	200	224,393

		7,836,250
MEDIA — 0.89%
21st Century Fox America Inc.
3.00%, 09/15/22[a]	400	402,608
6.90%, 03/01/19	300	354,924
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	250	252,599
3.50%, 01/15/25 (Call 10/15/24)	85	85,394
3.70%, 08/15/24 (Call 05/15/24)	150	153,618
4.63%, 05/15/18	100	107,620
5.75%, 04/15/20	100	114,477
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	300	432,245
Comcast Corp.
3.13%, 07/15/22	700	721,980
6.30%, 11/15/17	100	112,953
6.50%, 01/15/17	200	220,139

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	$700	$717,204
3.80%, 03/15/22	250	258,221
4.45%, 04/01/24 (Call 01/01/24)	500	531,803
5.00%, 03/01/21	500	552,985
Discovery Communications LLC
3.30%, 05/15/22	350	348,810
4.38%, 06/15/21	200	215,009
NBCUniversal Media LLC
2.88%, 04/01/16	300	307,018
2.88%, 01/15/23	350	354,237
5.15%, 04/30/20	1,075	1,228,761
Scripps Networks Interactive Inc.
3.90%, 11/15/24 (Call 08/15/24)	250	261,623
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	400	412,570
6.50%, 07/15/18	300	342,733
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	200	211,051
5.00%, 02/01/20[a]	450	497,265
5.85%, 05/01/17	411	447,091
6.75%, 07/01/18	925	1,059,478
Time Warner Inc.
3.40%, 06/15/22	250	256,447
3.55%, 06/01/24 (Call 03/01/24)[a]	450	465,687
4.05%, 12/15/23	300	321,697
4.88%, 03/15/20[a]	550	615,523
Viacom Inc.
2.20%, 04/01/19	350	347,240
3.13%, 06/15/22 (Call 03/15/22)	225	223,138
3.50%, 04/01/17	150	155,962
3.88%, 04/01/24 (Call 01/01/24)	100	101,664
4.25%, 09/01/23 (Call 06/01/23)	275	286,614

Security	Principal (000s)	Value
Walt Disney Co. (The)
1.13%, 02/15/17	$500	$503,114
1.35%, 08/16/16	300	303,247
1.85%, 05/30/19	200	200,375
2.55%, 02/15/22	250	250,745

		14,735,869
METAL FABRICATE & HARDWARE — 0.01%
Precision Castparts Corp.
1.25%, 01/15/18	200	198,591

		198,591
MINING — 0.55%
Barrick Gold Corp.
3.85%, 04/01/22	1,200	1,184,373
6.95%, 04/01/19	425	496,104
Barrick North America Finance LLC
6.80%, 09/15/18	100	114,837
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	1,000	1,013,738
2.88%, 02/24/22[a]	400	405,624
3.25%, 11/21/21	450	470,649
6.50%, 04/01/19	50	58,987
Freeport-McMoRan Inc.
2.15%, 03/01/17	500	497,541
2.38%, 03/15/18	400	392,202
3.55%, 03/01/22 (Call 12/01/21)	300	272,368
3.88%, 03/15/23 (Call 12/15/22)	200	182,482
4.55%, 11/14/24 (Call 08/14/24)[a]	400	377,936
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	450	441,917
Rio Tinto Finance USA Ltd.
2.25%, 09/20/16	100	101,807
3.75%, 09/20/21	50	52,661
4.13%, 05/20/21	150	161,235
6.50%, 07/15/18	450	516,477
9.00%, 05/01/19	225	285,548
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	500	502,009
2.25%, 12/14/18 (Call 11/14/18)	600	605,938

34	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Southern Copper Corp.
3.50%, 11/08/22	$500	$483,540
Teck Resources Ltd.
3.00%, 03/01/19[a]	200	194,449
3.75%, 02/01/23 (Call 11/01/22)[a]	250	230,493
3.85%, 08/15/17	50	51,473

		9,094,388
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	250	258,064
Xerox Corp.
2.75%, 09/01/20	200	200,267
4.50%, 05/15/21	575	621,666
5.63%, 12/15/19	150	169,913

		1,249,910
OIL & GAS — 2.54%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	200	203,089
5.95%, 09/15/16	306	327,591
6.38%, 09/15/17	500	557,795
Apache Corp.
1.75%, 04/15/17	350	351,794
2.63%, 01/15/23 (Call 10/15/22)	100	96,004
3.63%, 02/01/21 (Call 11/01/20)	300	312,830
BP Capital Markets PLC
1.85%, 05/05/17	250	253,172
2.24%, 09/26/18	450	456,807
2.24%, 05/10/19	1,550	1,559,470
2.75%, 05/10/23	200	196,345
3.20%, 03/11/16	400	409,792
3.54%, 11/04/24	250	256,641
3.56%, 11/01/21	200	210,391
3.99%, 09/26/23	500	532,514
4.74%, 03/11/21	200	223,123
4.75%, 03/10/19	150	164,937
British Transco Finance Inc.
6.63%, 06/01/18	250	288,750

Security	Principal (000s)	Value
Canadian Natural Resources Ltd.
3.80%, 04/15/24[a]	$150	$151,693
5.90%, 02/01/18	225	248,246
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	250	237,854
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	1,100	1,096,442
1.72%, 06/24/18 (Call 05/24/18)	825	832,176
2.36%, 12/05/22 (Call 09/05/22)	750	739,592
2.41%, 03/03/22 (Call 01/03/22)	145	145,269
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18[a]	450	443,817
3.00%, 05/09/23	500	485,690
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	250	265,933
ConocoPhillips
5.20%, 05/15/18	300	334,393
5.75%, 02/01/19	300	343,713
6.00%, 01/15/20	150	176,774
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	250	248,474
2.40%, 12/15/22 (Call 09/15/22)	325	317,001
3.35%, 11/15/24 (Call 08/15/24)	325	335,575
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	75	69,963
4.50%, 04/15/23 (Call 01/15/23)	500	486,608
5.00%, 09/15/22 (Call 03/15/17)	150	148,486
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	300	320,934
6.30%, 01/15/19	450	518,045
Ecopetrol SA
4.25%, 09/18/18	650	682,500

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	$100	$102,562
5.90%, 12/01/17	350	381,875
Ensco PLC
3.25%, 03/15/16	300	304,601
4.50%, 10/01/24 (Call 07/01/24)[a]	250	242,360
4.70%, 03/15/21	300	302,289
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	75	75,870
4.10%, 02/01/21	500	539,347
EQT Corp.
4.88%, 11/15/21	300	316,124
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)[a]	150	150,946
3.18%, 03/15/24 (Call 12/15/23)[a]	250	262,196
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 11/15/15)	45	47,587
6.63%, 05/01/21 (Call 05/01/16)	101	106,555
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)[a]	145	143,249
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	100	101,096
6.15%, 06/15/19	100	111,289
7.25%, 12/15/19	300	353,476
Marathon Oil Corp.
6.00%, 10/01/17	494	544,113
Marathon Petroleum Corp.
3.50%, 03/01/16	50	51,138
3.63%, 09/15/24 (Call 06/15/24)	115	117,481
5.13%, 03/01/21	250	281,110
Murphy Oil Corp.
2.50%, 12/01/17	500	495,348

Security	Principal (000s)	Value
Nabors Industries Inc.
5.00%, 09/15/20[a]	$300	$291,609
9.25%, 01/15/19	400	458,778
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	500	532,267
Noble Holding International Ltd.
4.63%, 03/01/21[a]	200	185,802
Occidental Petroleum Corp.
1.75%, 02/15/17	150	151,638
2.50%, 02/01/16	100	101,685
2.70%, 02/15/23 (Call 11/15/22)	100	98,217
Series 1
4.10%, 02/01/21 (Call 11/01/20)	250	270,552
Petrobras Global Finance BV
3.00%, 01/15/19[a]	600	517,876
4.38%, 05/20/23	1,000	821,317
5.38%, 01/27/21	450	404,935
5.88%, 03/01/18	1,100	1,048,493
6.25%, 03/17/24[a]	750	691,363
7.88%, 03/15/19	262	265,323
Petroleos Mexicanos
3.50%, 01/30/23	475	460,750
4.88%, 01/24/22	625	661,719
4.88%, 01/18/24	350	369,250
5.50%, 01/21/21	400	438,500
5.75%, 03/01/18	500	548,750
8.00%, 05/03/19	550	658,625
Phillips 66
2.95%, 05/01/17	200	207,011
4.30%, 04/01/22	400	436,609
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)[a]	250	254,620
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[a]	75	71,988
5.00%, 09/01/17	200	206,621
Shell International Finance BV
2.38%, 08/21/22	500	495,662
3.40%, 08/12/23	100	105,619
4.30%, 09/22/19[a]	1,026	1,135,216

36	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	$200	$196,958
4.95%, 01/23/25 (Call 10/23/24)	300	308,035
Statoil ASA
1.15%, 05/15/18	100	98,904
2.45%, 01/17/23	500	492,120
3.25%, 11/10/24	1,550	1,601,745
5.25%, 04/15/19	725	822,272
6.70%, 01/15/18	300	340,949
Suncor Energy Inc.
6.10%, 06/01/18	450	507,738
Sunoco Inc.
5.75%, 01/15/17	200	214,000
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	100	98,414
Total Capital Canada Ltd.
1.45%, 01/15/18	200	200,666
Total Capital International SA
1.55%, 06/28/17	500	505,341
2.10%, 06/19/19	50	50,548
2.88%, 02/17/22	250	254,783
3.75%, 04/10/24	750	803,612
Total Capital SA
2.13%, 08/10/18	1,150	1,172,021
2.30%, 03/15/16	200	203,509
4.13%, 01/28/21[a]	200	220,592
Transocean Inc.
2.50%, 10/15/17	100	91,500
3.80%, 10/15/22 (Call 07/15/22)[a]	225	173,812
5.05%, 12/15/16	450	451,125
6.00%, 03/15/18	173	166,512
6.50%, 11/15/20[a]	200	178,000
Valero Energy Corp.
6.13%, 02/01/20[a]	450	517,072
XTO Energy Inc.
5.50%, 06/15/18	250	282,817
6.50%, 12/15/18	150	176,904

		42,081,579

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.15%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$450	$461,391
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	350	365,827
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	350	363,784
3.50%, 08/01/23 (Call 05/01/23)	125	129,931
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	250	241,391
Weatherford International LLC
6.35%, 06/15/17	268	281,400
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	500	454,767
5.13%, 09/15/20	150	142,500

		2,440,991
PACKAGING & CONTAINERS — 0.03%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	54,643
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	400	425,849
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	16,102

		496,594
PHARMACEUTICALS — 1.33%
Abbott Laboratories
5.13%, 04/01/19	338	377,331
AbbVie Inc.
1.75%, 11/06/17	1,425	1,434,939
2.90%, 11/06/22	100	99,977
Actavis Funding SCS
1.30%, 06/15/17	100	98,765

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	$600	$591,924
Allergan Inc./United States
2.80%, 03/15/23 (Call 12/15/22)	450	418,393
3.38%, 09/15/20	250	254,063
AmerisourceBergen Corp.
3.40%, 05/15/24[a]	300	307,079
AstraZeneca PLC
5.90%, 09/15/17	600	671,857
Bristol-Myers Squibb Co.
2.00%, 08/01/22	100	96,284
3.25%, 11/01/23	250	260,497
Cardinal Health Inc.
3.20%, 06/15/22	100	100,951
3.50%, 11/15/24 (Call 08/15/24)[a]	250	258,079
Eli Lilly & Co.
1.25%, 03/01/18	40	39,987
1.95%, 03/15/19	250	252,198
Express Scripts Holding Co.
3.13%, 05/15/16	250	256,034
3.50%, 06/15/24 (Call 03/15/24)	300	306,943
4.75%, 11/15/21	200	222,603
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	1,958	2,209,932
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	250	252,460
2.85%, 05/08/22[a]	250	253,198
Johnson & Johnson
3.38%, 12/05/23	250	269,089
3.55%, 05/15/21	200	216,984
5.55%, 08/15/17	455	505,875
McKesson Corp.
1.40%, 03/15/18	1,600	1,585,775
2.70%, 12/15/22 (Call 09/15/22)	425	417,558
2.85%, 03/15/23 (Call 12/15/22)	250	247,285
4.75%, 03/01/21 (Call 12/01/20)	100	110,833
5.70%, 03/01/17	336	365,419

Security	Principal (000s)	Value
Medco Health Solutions Inc.
7.13%, 03/15/18	$592	$682,885
Merck & Co. Inc.
1.85%, 02/10/20	180	179,714
2.75%, 02/10/25 (Call 11/10/24)	500	499,867
2.80%, 05/18/23	800	811,571
Mylan Inc./PA
2.60%, 06/24/18	500	507,933
Novartis Capital Corp.
2.40%, 09/21/22	250	249,947
3.40%, 05/06/24[a]	500	530,244
Novartis Securities Investment Ltd.
5.13%, 02/10/19	412	464,672
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	200	209,157
Pfizer Inc.
1.50%, 06/15/18	1,000	1,004,760
3.40%, 05/15/24[a]	250	262,030
6.20%, 03/15/19	1,779	2,077,023
Sanofi
1.25%, 04/10/18	100	99,844
2.63%, 03/29/16	500	511,223
4.00%, 03/29/21[a]	200	220,090
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	204,503
2.95%, 12/18/22[a]	250	245,321
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	500	502,289
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	200	198,575

		21,943,960
PIPELINES — 0.88%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	800	824,000
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	250	232,179

38	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	$250	$248,700
4.15%, 07/01/23 (Call 04/01/23)	200	199,980
4.35%, 10/15/24 (Call 07/15/24)	250	252,850
4.88%, 02/01/21 (Call 11/01/20)	150	159,300
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	200	218,080
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 04/01/16)	265	288,161
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	200	195,291
El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/24 (Call 02/01/24)	100	102,813
5.00%, 10/01/21 (Call 07/01/21)	100	107,845
6.50%, 04/01/20	250	285,219
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	300	312,567
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	65	62,975
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	400	426,846
5.20%, 02/01/22 (Call 11/01/21)	1,650	1,802,955
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	200	211,971
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	95	95,921

Security	Principal (000s)	Value
3.35%, 03/15/23 (Call 12/15/22)	$750	$765,351
6.50%, 01/31/19	200	230,828
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	250	248,227
3.50%, 03/01/16	50	51,088
3.95%, 09/01/22 (Call 06/01/22)	150	153,782
4.15%, 03/01/22[a]	200	207,343
4.25%, 09/01/24 (Call 06/01/24)	110	114,331
5.95%, 02/15/18	400	441,465
6.85%, 02/15/20	250	292,083
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	35	35,328
Magellan Midstream Partners LP
4.25%, 02/01/21	300	326,040
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	250	254,502
5.00%, 09/15/23 (Call 06/15/23)[a]	250	256,783
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	350	352,258
3.85%, 10/15/23 (Call 07/15/23)	250	260,863
8.75%, 05/01/19	275	341,932
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	250	234,732
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	100	109,620
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	50	52,539
TransCanada PipeLines Ltd.
1.88%, 01/12/18	65	65,223
2.50%, 08/01/22	500	488,272
6.50%, 08/15/18	450	517,259

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	$75	$75,359
4.00%, 07/01/22 (Call 04/01/22)	200	206,187
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	250	232,869
4.55%, 06/24/24 (Call 03/24/24)	200	194,759
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	250	245,092
3.90%, 01/15/25 (Call 10/15/24)	1,000	994,052
5.25%, 03/15/20[a]	675	742,090

		14,517,910
REAL ESTATE — 0.01%
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	150	154,609

		154,609
REAL ESTATE INVESTMENT TRUSTS — 1.13%
American Tower Corp.
3.40%, 02/15/19	100	102,595
3.50%, 01/31/23	125	122,012
4.50%, 01/15/18	200	212,723
4.70%, 03/15/22	600	634,855
5.00%, 02/15/24	150	162,334
5.05%, 09/01/20	150	163,864
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	248,276
3.50%, 11/15/24 (Call 08/15/24)[a]	250	255,400
3.95%, 01/15/21 (Call 10/15/20)[a]	50	52,962
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	400	421,270
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	250	264,970

Security	Principal (000s)	Value
4.13%, 05/15/21 (Call 02/15/21)	$400	$429,898
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	200	202,887
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	100	107,787
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	500	502,620
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	150	161,878
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	300	295,168
4.63%, 07/15/22 (Call 04/15/22)	400	429,378
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	68	67,873
5.25%, 03/15/21 (Call 12/15/20)	250	275,732
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	259,456
4.38%, 06/15/22 (Call 03/15/22)	150	160,317
EPR Properties
7.75%, 07/15/20	150	180,528
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	300	331,865
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[a]	200	198,527
5.13%, 03/15/16	111	115,716
5.38%, 08/01/16	2,100	2,224,197
Essex Portfolio LP
3.88%, 05/01/24 (Call 02/01/24)	250	258,037

40	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	$300	$297,388
3.75%, 02/01/19 (Call 11/01/18)	500	527,457
4.25%, 11/15/23 (Call 08/15/23)	400	423,203
6.70%, 01/30/18	325	368,206
Health Care REIT Inc.
3.63%, 03/15/16	50	51,325
4.13%, 04/01/19 (Call 01/01/19)	300	320,510
4.50%, 01/15/24 (Call 10/15/23)	250	267,835
4.70%, 09/15/17	50	53,707
4.95%, 01/15/21 (Call 10/15/20)[a]	100	109,892
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	264,998
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	375	390,469
Series D
3.75%, 10/15/23 (Call 07/15/23)	125	125,868
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	250	269,198
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	250	247,158
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	250	265,742
4.75%, 10/01/20 (Call 07/01/20)	250	272,013
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	300	274,334
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	100	114,166

Security	Principal (000s)	Value
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	$250	$263,665
ProLogis LP
4.25%, 08/15/23 (Call 05/15/23)	250	267,272
4.50%, 08/15/17	400	425,494
6.88%, 03/15/20 (Call 12/16/19)	100	118,189
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	350	362,863
4.65%, 08/01/23 (Call 05/01/23)	250	271,511
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	400	404,354
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	100	102,132
2.20%, 02/01/19 (Call 11/01/18)	50	50,611
2.75%, 02/01/23 (Call 11/01/22)	300	297,190
3.75%, 02/01/24 (Call 11/01/23)	250	264,552
4.38%, 03/01/21 (Call 12/01/20)	150	166,430
5.65%, 02/01/20 (Call 11/01/19)	450	517,347
6.13%, 05/30/18	500	567,872
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)	85	86,954
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	100	100,694
2.70%, 04/01/20 (Call 01/01/20)	70	70,463
4.25%, 03/01/22 (Call 12/01/21)	200	212,753
4.75%, 06/01/21 (Call 03/01/21)	150	164,197

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	$250	$276,694
Weyerhaeuser Co.
4.63%, 09/15/23	100	109,376
7.38%, 10/01/19	100	119,768

		18,706,975
RETAIL — 0.95%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	53,688
4.50%, 12/01/23 (Call 09/01/23)	200	214,547
5.75%, 05/01/20	300	337,615
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	450	469,348
Costco Wholesale Corp.
1.70%, 12/15/19	250	248,472
2.25%, 02/15/22	170	166,736
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	100	101,486
2.75%, 12/01/22 (Call 09/01/22)[a]	100	100,182
3.38%, 08/12/24 (Call 05/12/24)	250	259,264
4.00%, 12/05/23 (Call 09/05/23)	250	271,335
4.13%, 05/15/21 (Call 02/15/21)	450	492,219
5.75%, 06/01/17	355	391,133
Darden Restaurants Inc.
6.45%, 10/15/17	150	163,929
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	300	342,010
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	100	102,910
3.75%, 02/15/24 (Call 11/15/23)[a]	650	706,169
5.40%, 03/01/16	440	461,101

Security	Principal (000s)	Value
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	$50	$52,649
4.75%, 12/15/23 (Call 09/15/23)	250	273,800
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	550	556,883
3.80%, 11/15/21 (Call 08/15/21)	200	216,980
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	100	103,276
3.88%, 01/15/22 (Call 10/15/21)	600	636,023
5.90%, 12/01/16	300	324,321
McDonald’s Corp.
2.63%, 01/15/22[a]	100	100,136
3.25%, 06/10/24	100	103,378
5.35%, 03/01/18	1,173	1,306,775
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	200	214,236
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	250	261,383
4.63%, 09/15/21 (Call 06/15/21)	100	110,013
QVC Inc.
3.13%, 04/01/19	75	75,060
5.13%, 07/02/22	400	425,650
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	200	198,311
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	250	253,545
Target Corp.
3.88%, 07/15/20	300	326,536
6.00%, 01/15/18	973	1,099,986
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	122,238

42	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Wal-Mart Stores Inc.
0.60%, 04/11/16	$400	$400,428
1.13%, 04/11/18	800	798,138
3.25%, 10/25/20	650	694,856
3.30%, 04/22/24 (Call 01/22/24)	350	370,395
5.38%, 04/05/17	400	437,550
Walgreen Co.
1.80%, 09/15/17	200	202,072
3.10%, 09/15/22	100	100,649
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	100	101,730
3.80%, 11/18/24 (Call 08/18/24)	670	696,871
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	200	206,118
6.25%, 03/15/18[a]	67	74,931

		15,727,061
SAVINGS & LOANS — 0.03%
First Niagara Financial Group Inc.
6.75%, 03/19/20	100	110,995
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	250	259,107
4.63%, 04/19/16	100	103,781

		473,883
SEMICONDUCTORS — 0.22%
Altera Corp.
2.50%, 11/15/18	500	507,957
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	175	172,111
Applied Materials Inc.
2.65%, 06/15/16	50	50,987
4.30%, 06/15/21	150	161,955
Broadcom Corp.
2.70%, 11/01/18	300	307,370
3.50%, 08/01/24 (Call 05/01/24)	200	205,008
Intel Corp.
1.95%, 10/01/16	350	356,579
3.30%, 10/01/21[a]	650	683,245

Security	Principal (000s)	Value
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	$100	$104,769
Texas Instruments Inc.
1.00%, 05/01/18	300	295,823
1.65%, 08/03/19	300	296,785
2.38%, 05/16/16	150	153,011
2.75%, 03/12/21 (Call 02/12/21)	75	76,223
Xilinx Inc.
2.13%, 03/15/19	100	100,275
3.00%, 03/15/21[a]	100	101,361

		3,573,459
SOFTWARE — 0.41%
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	270	286,685
Fidelity National Information Services Inc.
1.45%, 06/05/17	200	199,762
3.50%, 04/15/23 (Call 01/15/23)	250	250,462
Fiserv Inc.
3.13%, 06/15/16	25	25,629
4.75%, 06/15/21	200	220,836
Intuit Inc.
5.75%, 03/15/17	150	162,427
Microsoft Corp.
1.63%, 12/06/18	500	501,885
2.70%, 02/12/25 (Call 11/12/24)	750	753,005
3.63%, 12/15/23 (Call 09/15/23)	200	216,356
4.20%, 06/01/19	1,300	1,432,475
Oracle Corp.
1.20%, 10/15/17	1,400	1,401,678
2.25%, 10/08/19	250	253,796
2.50%, 10/15/22	400	398,535
3.88%, 07/15/20	400	435,806
5.75%, 04/15/18	200	226,147

		6,765,484

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 1.31%
America Movil SAB de CV
2.38%, 09/08/16	$200	$203,822
5.00%, 03/30/20	675	760,742
5.63%, 11/15/17	150	165,906
AT&T Inc.
1.40%, 12/01/17	600	593,531
2.30%, 03/11/19[a]	1,450	1,453,123
2.40%, 08/15/16	950	965,661
3.00%, 02/15/22[a]	750	745,195
3.90%, 03/11/24 (Call 12/11/23)[a]	400	416,528
4.45%, 05/15/21	200	216,258
5.50%, 02/01/18	750	825,538
British Telecommunications PLC
2.35%, 02/14/19	250	252,797
5.95%, 01/15/18	150	167,563
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	200	202,026
Cisco Systems Inc.
3.63%, 03/04/24[a]	750	808,073
Corning Inc.
4.25%, 08/15/20	50	54,693
Deutsche Telekom International Finance BV
5.75%, 03/23/16	315	330,912
Embarq Corp.
7.08%, 06/01/16	450	482,125
Harris Corp.
4.40%, 12/15/20	150	159,407
Juniper Networks Inc.
4.50%, 03/15/24	200	202,473
4.60%, 03/15/21	550	576,450
Motorola Solutions Inc.
3.50%, 03/01/23	275	274,943
3.75%, 05/15/22	300	305,630
Orange SA
2.75%, 02/06/19	500	514,033
5.38%, 07/08/19	50	56,546
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	300	318,871

Security	Principal (000s)	Value
Telefonica Emisiones SAU
3.19%, 04/27/18	$500	$521,229
5.46%, 02/16/21	450	516,546
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	900	866,725
2.50%, 09/15/16	1,323	1,352,137
2.55%, 06/17/19	500	509,110
3.00%, 11/01/21 (Call 09/01/21)[a]	210	211,810
3.45%, 03/15/21	375	389,433
3.50%, 11/01/21	300	310,764
3.50%, 11/01/24 (Call 08/01/24)	1,000	1,020,708
3.65%, 09/14/18	1,225	1,297,915
4.50%, 09/15/20	750	820,885
5.15%, 09/15/23	950	1,088,746
Vodafone Group PLC
2.95%, 02/19/23	550	542,567
4.63%, 07/15/18	500	543,414
5.63%, 02/27/17	500	541,773

		21,586,608
TEXTILES — 0.02%
Cintas Corp. No. 2
2.85%, 06/01/16	150	152,959
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	200	201,949

		354,908
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)[a]	45	45,212
Mattel Inc.
2.35%, 05/06/19[a]	200	198,784
2.50%, 11/01/16	50	50,858

		294,854
TRANSPORTATION — 0.45%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	150	152,162
3.05%, 03/15/22 (Call 12/15/21)	60	61,472

44	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
3.05%, 09/01/22 (Call 06/01/22)	$550	$562,502
3.40%, 09/01/24 (Call 06/01/24)	150	156,014
4.70%, 10/01/19	250	278,215
5.75%, 03/15/18	250	280,721
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	250	244,728
2.85%, 12/15/21 (Call 09/15/21)	100	102,563
2.95%, 11/21/24 (Call 08/21/24)	130	132,122
Canadian Pacific Railway Co.
9.45%, 08/01/21	150	205,518
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	250	266,360
4.25%, 06/01/21 (Call 03/01/21)	50	54,400
FedEx Corp.
2.30%, 02/01/20	145	145,847
2.63%, 08/01/22	500	497,057
Norfolk Southern Corp.
3.85%, 01/15/24 (Call 10/15/23)	250	267,551
5.90%, 06/15/19	300	345,531
7.70%, 05/15/17	420	478,211
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	350	356,920
2.65%, 03/02/20 (Call 02/20/20)	50	50,527
3.50%, 06/01/17	100	104,513
3.60%, 03/01/16	100	102,628
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)	250	271,174
5.75%, 11/15/17	315	352,558
United Parcel Service Inc.
3.13%, 01/15/21	1,550	1,628,231
5.13%, 04/01/19	282	319,301

		7,416,826

Security	Principal (000s)	Value
TRUCKING & LEASING — 0.04%
GATX Corp.
2.50%, 03/15/19	$225	$226,087
2.60%, 03/30/20 (Call 02/28/20)[a]	150	150,185
4.85%, 06/01/21	200	220,891

		597,163
WATER — 0.01%
American Water Capital Corp.
6.09%, 10/15/17	100	111,324

		111,324

TOTAL CORPORATE BONDS & NOTES
(Cost: $504,181,001)		516,217,248

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.66%

BRAZIL — 0.17%
Brazilian Government International Bond
2.63%, 01/05/23	400	354,000
4.25%, 01/07/25[a]	500	485,000
4.88%, 01/22/21	800	838,000
6.00%, 01/17/17[a]	450	484,425
8.00%, 01/15/18	106	115,177
8.88%, 10/14/19	150	187,125
8.88%, 04/15/24	250	326,875

		2,790,602
CANADA — 0.78%
Canada Government International Bond
0.88%, 02/14/17[a]	1,000	1,003,796
Export Development Canada
1.25%, 10/26/16[a]	1,100	1,111,573
1.63%, 12/03/19	1,000	1,002,309
Province of British Columbia
1.20%, 04/25/17[a]	750	755,907
Province of Manitoba Canada
1.30%, 04/03/17[a]	1,050	1,056,638
1.75%, 05/30/19[a]	300	301,790
Province of Ontario Canada
1.60%, 09/21/16	1,125	1,140,673
1.65%, 09/27/19[a]	2,050	2,047,040

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
2.30%, 05/10/16	$100	$102,059
3.20%, 05/16/24[a]	1,700	1,816,525
4.40%, 04/14/20[a]	250	281,237
Province of Quebec Canada
2.63%, 02/13/23	925	941,824
2.88%, 10/16/24	500	516,743
5.00%, 03/01/16	797	832,365

		12,910,479
CHILE — 0.07%
Chile Government International Bond
2.25%, 10/30/22[a]	400	396,000
3.25%, 09/14/21[a]	300	318,750
3.88%, 08/05/20	400	435,000

		1,149,750
COLOMBIA — 0.13%
Colombia Government International Bond
4.38%, 07/12/21[a]	900	959,850
7.38%, 03/18/19	850	1,005,125
11.75%, 02/25/20[a]	100	139,000

		2,103,975
GERMANY — 0.06%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,000	997,633

		997,633
ISRAEL — 0.05%
Israel Government International Bond
5.13%, 03/26/19	762	861,060

		861,060
ITALY — 0.11%
Italy Government International Bond
5.25%, 09/20/16	700	744,383
5.38%, 06/12/17	600	654,300
6.88%, 09/27/23	250	323,089

		1,721,772
JAPAN — 0.22%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	600	600,579
1.75%, 07/31/18	1,500	1,513,713

Security	Principal (000s)	Value
2.13%, 02/10/25	$400	$393,418
2.50%, 05/18/16	800	818,167
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	332,409

		3,658,286
MEXICO — 0.23%
Mexico Government International Bond
3.60%, 01/30/25	400	412,000
3.63%, 03/15/22[a]	1,540	1,606,990
4.00%, 10/02/23[a]	100	106,600
5.95%, 03/19/19	1,450	1,658,800

		3,784,390
PANAMA — 0.02%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/24/24)	200	210,000
5.20%, 01/30/20	150	167,025

		377,025
PERU — 0.03%
Peruvian Government International Bond
7.13%, 03/30/19[a]	365	436,175

		436,175
PHILIPPINES — 0.08%
Philippine Government International Bond
4.00%, 01/15/21	600	656,250
8.38%, 06/17/19	500	627,500

		1,283,750
POLAND — 0.13%
Poland Government International Bond
3.00%, 03/17/23[a]	850	858,628
4.00%, 01/22/24	150	161,437
5.13%, 04/21/21	750	854,280
6.38%, 07/15/19	262	306,509

		2,180,854

46	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
SOUTH AFRICA — 0.07%
South Africa Government International Bond
5.50%, 03/09/20[a]	$800	$880,000
6.88%, 05/27/19	262	300,317

		1,180,317
SOUTH KOREA — 0.13%
Export-Import Bank of Korea
2.38%, 08/12/19	250	252,431
3.75%, 10/20/16	250	260,013
5.00%, 04/11/22	1,000	1,146,976
Republic of Korea
7.13%, 04/16/19	462	557,437

		2,216,857
SUPRANATIONAL — 3.04%
African Development Bank
1.13%, 03/15/17	750	755,000
1.63%, 10/02/18	250	252,676
2.38%, 09/23/21	328	337,994
Asian Development Bank
1.13%, 03/15/17	500	503,538
1.38%, 03/23/20	400	395,183
1.50%, 09/28/18	300	302,046
1.50%, 01/22/20	1,000	996,990
1.75%, 09/11/18[a]	600	609,598
2.00%, 01/22/25	500	495,498
2.50%, 03/15/16	1,250	1,276,360
Corp. Andina de Fomento
1.50%, 08/08/17	500	502,830
4.38%, 06/15/22	300	325,731
Council of Europe Development Bank
1.13%, 05/31/18	425	423,403
1.50%, 02/22/17	250	253,386
European Bank for Reconstruction & Development
1.00%, 02/16/17	1,250	1,255,599
1.50%, 03/16/20	1,000	992,582
1.63%, 11/15/18[a]	600	605,090
European Investment Bank
0.50%, 08/15/16	4,250	4,245,664
1.00%, 03/15/18	1,100	1,094,492
1.00%, 06/15/18	900	893,257

Security	Principal (000s)	Value
1.25%, 10/14/16	$5,550	$5,605,121
1.63%, 12/18/18	1,000	1,009,428
1.88%, 03/15/19	2,000	2,034,054
2.13%, 07/15/16	900	919,729
3.25%, 01/29/24	1,000	1,096,224
4.00%, 02/16/21[a]	1,200	1,349,462
Inter-American Development Bank
0.88%, 11/15/16	200	200,760
0.88%, 03/15/18[a]	200	198,286
1.13%, 03/15/17	900	906,436
1.38%, 07/15/20	650	640,431
1.75%, 10/15/19	2,000	2,017,919
2.13%, 01/15/25	500	501,269
3.00%, 02/21/24[a]	250	269,223
4.25%, 09/10/18	1,000	1,100,952
5.13%, 09/13/16	422	451,023
International Bank for Reconstruction & Development
0.50%, 04/15/16	600	600,323
0.88%, 04/17/17	250	250,461
1.00%, 09/15/16	3,800	3,824,974
1.88%, 03/15/19	850	865,478
2.13%, 02/13/23[a]	1,650	1,684,771
2.25%, 06/24/21	1,850	1,898,511
International Finance Corp.
0.88%, 06/15/18[a]	1,400	1,385,017
1.00%, 04/24/17[a]	650	652,639
1.75%, 09/16/19[a]	1,900	1,920,496
2.25%, 04/11/16	350	356,910
Nordic Investment Bank
0.50%, 04/14/16	1,700	1,700,744
5.00%, 02/01/17	307	331,655

		50,289,213
SWEDEN — 0.05%
Svensk Exportkredit AB
1.75%, 05/30/17	500	508,970
5.13%, 03/01/17	300	325,349

		834,319
TURKEY — 0.26%
Turkey Government International Bond
3.25%, 03/23/23[a]	2,400	2,271,000
6.75%, 04/03/18	1,250	1,387,500

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
7.50%, 07/14/17	$600	$668,736

		4,327,236
URUGUAY — 0.03%
Uruguay Government International Bond
4.50%, 08/14/24[a]	500	539,250

		539,250

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $92,712,282)		93,642,943

MUNICIPAL DEBT OBLIGATIONS — 0.17%

CALIFORNIA — 0.04%
State of California GO BAB
5.70%, 11/01/21	100	117,387
6.65%, 03/01/22	400	495,092
University of California RB Series AH
1.80%, 07/01/19	100	100,151

		712,630
FLORIDA — 0.02%
State Board of Administration Finance Corp. RB Series A
3.00%, 07/01/20	250	255,378

		255,378
ILLINOIS — 0.06%
State of Illinois GO
4.35%, 06/01/18	400	416,460
4.95%, 06/01/23	300	317,817
5.88%, 03/01/19	300	332,385

		1,066,662
NEW JERSEY — 0.05%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/23 (AGM)	600	434,664
Series Q
1.10%, 06/15/16	350	349,226

		783,890

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,779,511)		2,818,560

Security	Principal (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 62.25%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.72%
Federal Home Loan Banks
0.38%, 06/24/16[a]	$5,900	$5,889,052
5.00%, 11/17/17[a]	1,035	1,146,763
Federal Home Loan Mortgage Corp.
0.50%, 05/13/16[a]	3,820	3,821,215
0.88%, 03/07/18[a]	12,387	12,309,104
1.25%, 08/01/19[a]	3,750	3,707,998
1.25%, 10/02/19	3,416	3,369,297
1.75%, 05/30/19[a]	11,150	11,278,887
2.00%, 08/25/16[a]	4,750	4,848,648
2.38%, 01/13/22	5,878	6,033,903
2.50%, 05/27/16[a]	3,875	3,971,005
3.75%, 03/27/19[a]	1,905	2,080,498
Federal National Mortgage Association
0.38%, 12/21/15[a]	2,015	2,017,116
0.50%, 03/30/16[a]	5,404	5,408,484
1.25%, 09/28/16[a]	2,941	2,973,928
1.75%, 09/12/19[a]	8,850	8,929,663
2.63%, 09/06/24	300	308,577

		78,094,138
U.S. GOVERNMENT OBLIGATIONS — 57.53%
U.S. Treasury Note/Bond
0.25%, 11/30/15	7,250	7,254,132
0.38%, 08/31/15	1,600	1,602,160
0.38%, 01/15/16[a]	12,338	12,355,396
0.38%, 02/15/16[a]	7,011	7,019,202
0.38%, 03/15/16[a]	3,210	3,212,793
0.38%, 04/30/16	3,500	3,501,645
0.50%, 06/15/16	11,750	11,766,803
0.50%, 06/30/16[a]	34,000	34,048,622
0.50%, 11/30/16[a]	15,000	14,990,549
0.50%, 07/31/17[a]	4,000	3,969,200
0.63%, 07/15/16[a]	8,100	8,123,003
0.63%, 08/15/16[a]	6,800	6,817,272
0.63%, 11/15/16[a]	15,000	15,022,951
0.63%, 12/31/16[a]	800	800,696
0.63%, 02/15/17[a]	4,000	4,000,040

48	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
0.63%, 05/31/17	$9,000	$8,976,150
0.63%, 11/30/17	5,771	5,720,388
0.75%, 06/30/17[a]	1,860	1,858,419
0.75%, 12/31/17	50,635	50,314,479
0.75%, 02/28/18[a]	600	595,080
0.88%, 09/15/16[a]	5,000	5,030,150
0.88%, 11/30/16[a]	5,000	5,028,650
0.88%, 12/31/16[a]	1,000	1,005,510
0.88%, 01/31/17[a]	23,283	23,404,305
0.88%, 02/28/17	13,580	13,643,555
0.88%, 04/30/17[a]	2,765	2,774,816
0.88%, 07/15/17[a]	10,000	10,018,601
0.88%, 01/31/18	10,000	9,964,600
0.88%, 07/31/19[a]	3,000	2,929,380
1.00%, 08/31/16[a]	4,634	4,671,952
1.00%, 09/30/16[a]	1,940	1,955,908
1.00%, 03/31/17[a]	14,872	14,971,643
1.00%, 05/31/18	4,900	4,881,037
1.00%, 08/31/19[a]	8,500	8,336,035
1.00%, 11/30/19[a]	500	488,960
1.13%, 12/31/19[a]	15,168	14,911,206
1.13%, 03/31/20[a]	12,640	12,390,739
1.13%, 04/30/20	13,296	13,020,906
1.25%, 10/31/18[a]	18,800	18,800,000
1.25%, 11/30/18[a]	8,500	8,494,815
1.25%, 04/30/19[a]	3,000	2,985,210
1.25%, 10/31/19[a]	9,000	8,915,580
1.25%, 01/31/20[a]	2,000	1,976,020
1.25%, 02/29/20	3,921	3,871,399
1.38%, 06/30/18[a]	1,000	1,007,600
1.38%, 07/31/18[a]	12,300	12,382,164
1.38%, 09/30/18[a]	7,289	7,327,996
1.38%, 11/30/18	2,000	2,008,100
1.38%, 01/31/20	8,500	8,449,595
1.38%, 05/31/20	2,000	1,981,200
1.50%, 08/31/18[a]	11,400	11,516,623
1.50%, 02/28/19[a]	1,000	1,006,540
1.50%, 03/31/19	16,428	16,518,356
1.50%, 05/31/19	10,500	10,547,146
1.50%, 11/30/19[a]	9,000	9,005,850
1.63%, 03/31/19[a]	3,200	3,234,304
1.63%, 06/30/19	12,800	12,917,377
1.63%, 08/31/19[a]	10,500	10,583,580
1.63%, 12/31/19[a]	6,000	6,035,040

Security	Principal (000s)	Value
1.63%, 08/15/22	$6,000	$5,908,080
1.63%, 11/15/22[a]	12,219	12,006,634
1.75%, 05/31/16[a]	12,836	13,054,597
1.75%, 09/30/19	3,000	3,038,220
1.75%, 10/31/20	1,750	1,759,608
1.75%, 05/15/22	1,000	994,580
1.75%, 05/15/23[a]	4,945	4,882,643
1.88%, 06/30/15	6,472	6,510,638
1.88%, 08/31/17[a]	5,918	6,067,903
1.88%, 09/30/17[a]	9,069	9,297,267
1.88%, 11/30/21[a]	3,500	3,515,610
2.00%, 04/30/16	21,330	21,738,256
2.00%, 07/31/20	3,700	3,779,180
2.00%, 11/30/20[a]	1,800	1,832,706
2.00%, 02/28/21[a]	1,900	1,931,198
2.00%, 05/31/21[a]	2,000	2,029,280
2.00%, 08/31/21	3,000	3,039,360
2.00%, 10/31/21	2,000	2,024,880
2.00%, 11/15/21	4,500	4,558,545
2.00%, 02/15/22[a]	5,194	5,260,639
2.00%, 02/15/23	15,545	15,681,485
2.00%, 02/15/25	2,000	1,999,460
2.13%, 08/31/20[a]	6,720	6,899,827
2.13%, 06/30/21[a]	4,000	4,087,480
2.13%, 08/15/21	27,495	28,088,341
2.13%, 09/30/21[a]	5,500	5,614,675
2.13%, 12/31/21	17,150	17,509,123
2.25%, 03/31/16[a]	5,000	5,105,100
2.25%, 03/31/21	6,500	6,697,015
2.25%, 11/15/24[a]	16,500	16,849,306
2.38%, 07/31/17[a]	26,231	27,209,679
2.38%, 12/31/20[a]	4,000	4,155,480
2.38%, 08/15/24[a]	16,000	16,516,960
2.50%, 08/15/23	7,290	7,622,132
2.50%, 05/15/24[a]	10,900	11,371,425
2.63%, 04/30/18[a]	4,910	5,145,483
2.63%, 11/15/20[a]	5,675	5,973,107
2.75%, 11/30/16[a]	6,000	6,229,560
2.75%, 12/31/17[a]	25,500	26,764,800
2.75%, 02/28/18	3,006	3,157,863
2.75%, 11/15/23	2,650	2,822,303
2.75%, 02/15/24[a]	5,300	5,644,394
2.88%, 03/31/18[a]	1,430	1,508,450

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal or Shares (000s)	Value
3.13%, 04/30/17[a]	$710	$746,813
3.13%, 05/15/19	5,000	5,354,850
3.25%, 05/31/16[a]	2,865	2,967,166
3.25%, 12/31/16[a]	1,000	1,048,620
3.25%, 03/31/17[a]	3,000	3,159,690
3.38%, 11/15/19	2,493	2,710,365
3.50%, 05/15/20[a]	353	387,506
3.63%, 08/15/19[a]	10,090	11,054,503
3.63%, 02/15/20[a]	3,510	3,869,880
3.63%, 02/15/21[a]	6,256	6,941,533
4.63%, 11/15/16[a]	8,812	9,423,554
4.88%, 08/15/16	23,302	24,800,784
7.25%, 05/15/16[a]	8,188	8,863,428
7.50%, 11/15/24[a]	1,500	2,234,880
8.00%, 11/15/21[a]	5,000	6,970,450
8.50%, 02/15/20[a]	1,667	2,227,812
8.75%, 05/15/20	1,500	2,043,300

		951,629,834

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $1,018,742,294)		1,029,723,972

SHORT-TERM INVESTMENTS — 37.91%

MONEY MARKET FUNDS — 37.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,g,h]	568,688	568,687,805
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,g,h]	46,299	46,299,113
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,g]	12,171	12,170,779

		627,157,697

TOTAL SHORT-TERM INVESTMENTS
(Cost: $627,157,697)		627,157,697

TOTAL INVESTMENTS IN SECURITIES — 137.20%
(Cost: $2,245,572,785)		2,269,560,420
Other Assets, Less Liabilities — (37.20)%		(615,393,460)

NET ASSETS — 100.00%		$1,654,166,960

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

50	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 35.54%

ADVERTISING — 0.03%
Omnicom Group Inc.
3.63%, 05/01/22	$25	$26,242
WPP Finance 2010
4.75%, 11/21/21	50	55,761

		82,003
AEROSPACE & DEFENSE — 0.50%
Boeing Co. (The)
0.95%, 05/15/18	75	73,989
2.85%, 10/30/24 (Call 07/30/24)	200	203,430
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)[a]	50	49,362
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	50	54,250
Lockheed Martin Corp.
4.07%, 12/15/42	108	112,148
Northrop Grumman Corp.
3.25%, 08/01/23	163	167,194
3.50%, 03/15/21	50	52,432
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	25	24,749
3.13%, 10/15/20[a]	30	31,373
4.20%, 12/15/44 (Call 06/15/44)	50	53,295
United Technologies Corp.
1.80%, 06/01/17	60	61,195
3.10%, 06/01/22	160	166,294
4.50%, 06/01/42	100	111,201
6.05%, 06/01/36	26	34,550

		1,195,462
AGRICULTURE — 0.39%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	300	304,196
5.38%, 01/31/44	50	59,090
10.20%, 02/06/39	20	35,425
Archer-Daniels-Midland Co.
4.54%, 03/26/42	50	55,964
5.38%, 09/15/35	36	43,896
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	20	20,487
Lorillard Tobacco Co.
2.30%, 08/21/17	60	60,572

Security	Principal (000s)	Value
Philip Morris International Inc.
2.50%, 08/22/22	$25	$24,792
4.25%, 11/10/44	50	52,754
4.88%, 11/15/43	50	57,768
5.65%, 05/16/18	40	45,218
6.38%, 05/16/38	75	100,884
Reynolds American Inc.
4.75%, 11/01/42	50	50,431
7.25%, 06/15/37	26	34,043

		945,520
AIRLINES — 0.14%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	183	199,195
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	40	42,962
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[a]	34	36,372
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	50	51,750

		330,279
AUTO MANUFACTURERS — 0.40%
American Honda Finance Corp.
2.13%, 10/10/18	100	101,652
Daimler Finance North America LLC
8.50%, 01/18/31	50	77,875
Ford Motor Co.
7.45%, 07/16/31	210	292,251
Toyota Motor Credit Corp.
0.80%, 05/17/16	100	100,116
1.25%, 10/05/17	130	130,486
3.30%, 01/12/22	60	63,581
3.40%, 09/15/21	190	202,338

		968,299
AUTO PARTS & EQUIPMENT — 0.07%
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	100	103,304
4.25%, 03/01/21	50	53,968

		157,272

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
BANKS — 8.01%
Abbey National Treasury Services PLC/London
3.05%, 08/23/18	$100	$103,848
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	50	50,482
Bank of America Corp.
3.63%, 03/17/16	300	307,833
4.00%, 01/22/25	350	354,188
4.13%, 01/22/24	200	213,049
4.88%, 04/01/44	100	113,953
5.00%, 01/21/44	30	34,303
5.42%, 03/15/17	100	106,895
5.65%, 05/01/18	50	55,455
5.70%, 01/24/22	50	58,106
5.75%, 12/01/17	100	110,397
6.05%, 05/16/16	100	105,421
6.11%, 01/29/37	100	120,802
6.40%, 08/28/17	208	231,514
6.50%, 08/01/16	100	107,269
Bank of Montreal
2.50%, 01/11/17	100	102,546
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	200	198,235
2.10%, 01/15/19 (Call 12/15/18)	100	100,495
3.65%, 02/04/24 (Call 01/05/24)	25	26,588
Bank of Nova Scotia (The)
1.10%, 12/13/16	50	50,067
2.05%, 06/05/19	50	49,972
4.38%, 01/13/21	25	27,623
Barclays Bank PLC
5.00%, 09/22/16	200	212,103
5.13%, 01/08/20	200	226,449
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	100	100,884
6.85%, 04/30/19	84	99,443
BNP Paribas SA
1.38%, 03/17/17	200	200,167
2.40%, 12/12/18	125	126,804
5.00%, 01/15/21	20	22,710
BPCE SA
2.50%, 12/10/18	250	254,324

Security	Principal (000s)	Value
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	$20	$19,977
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	150	150,846
3.50%, 06/15/23	75	76,061
6.15%, 09/01/16	100	106,867
Citigroup Inc.
1.55%, 08/14/17[a]	50	49,876
1.80%, 02/05/18	75	74,763
2.55%, 04/08/19	75	76,013
3.38%, 03/01/23	50	50,957
5.30%, 05/06/44	175	195,658
5.38%, 08/09/20	28	31,835
5.85%, 08/02/16	400	425,198
6.00%, 10/31/33	107	125,716
6.13%, 11/21/17	40	44,605
8.13%, 07/15/39	75	115,840
8.50%, 05/22/19[a]	30	37,345
Commonwealth Bank of Australia/New York NY
2.50%, 09/20/18[a]	100	102,047
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/22	375	403,115
Credit Suisse/New York NY
3.00%, 10/29/21	250	254,483
5.30%, 08/13/19[a]	100	112,153
5.40%, 01/14/20	100	112,124
6.00%, 02/15/18	25	27,763
Deutsche Bank AG/London
3.70%, 05/30/24	75	78,573
6.00%, 09/01/17	122	135,188
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)[a]	150	159,796
Goldman Sachs Group Inc. (The)
2.63%, 01/31/19[a]	550	558,018
3.50%, 01/23/25 (Call 10/23/24)	30	30,386
3.63%, 01/22/23	75	77,455
4.00%, 03/03/24	250	264,077
5.25%, 07/27/21	125	141,637
6.13%, 02/15/33	25	31,486
6.15%, 04/01/18	60	67,502

52	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.25%, 02/01/41	$200	$261,947
6.75%, 10/01/37	56	72,484
HSBC Holdings PLC
5.10%, 04/05/21	55	62,128
6.10%, 01/14/42	105	139,134
6.50%, 05/02/36	102	130,578
HSBC USA Inc.
2.38%, 11/13/19[a]	200	201,519
3.50%, 06/23/24	100	104,754
Intesa Sanpaolo SpA
3.88%, 01/16/18	200	208,703
JPMorgan Chase & Co.
1.80%, 01/25/18	250	250,693
2.20%, 10/22/19	250	248,862
2.25%, 01/23/20 (Call 12/23/19)	400	397,722
3.13%, 01/23/25 (Call 10/23/24)	75	74,255
3.63%, 05/13/24[a]	200	207,482
3.88%, 09/10/24	100	101,933
4.13%, 12/15/26	50	51,372
4.25%, 10/15/20[a]	320	347,380
5.60%, 07/15/41	105	129,386
KeyCorp
5.10%, 03/24/21	50	56,659
KfW
0.00%, 06/29/37	100	52,656
0.50%, 04/19/16	150	150,057
0.63%, 12/15/16	100	99,924
1.88%, 04/01/19	900	915,128
2.13%, 01/17/23	200	202,141
2.63%, 01/25/22	100	104,770
2.75%, 09/08/20	150	158,178
5.13%, 03/14/16	305	319,673
Korea Development Bank (The)
1.50%, 01/22/18	200	198,438
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	300	298,201
5.00%, 11/08/16	142	152,245
Lloyds Bank PLC
4.20%, 03/28/17	30	31,710
6.38%, 01/21/21	100	120,463
Morgan Stanley
1.88%, 01/05/18	270	270,918
3.70%, 10/23/24	115	118,837

Security	Principal (000s)	Value
4.30%, 01/27/45	$30	$30,643
4.75%, 03/22/17	20	21,311
4.88%, 11/01/22	500	543,299
5.45%, 01/09/17	300	321,294
5.50%, 07/24/20	100	114,114
6.38%, 07/24/42	75	100,000
MUFG Americas Holdings Corp.
3.50%, 06/18/22	50	52,049
Northern Trust Corp.
2.38%, 08/02/22	40	39,255
Oesterreichische Kontrollbank AG
5.00%, 04/25/17	200	217,406
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	300	306,641
3.30%, 03/08/22 (Call 02/06/22)[b]	150	156,109
Royal Bank of Canada
2.20%, 07/27/18	25	25,411
2.30%, 07/20/16	175	178,480
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	100	114,952
State Street Corp.
3.70%, 11/20/23	100	106,256
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19[a]	250	249,856
SunTrust Banks Inc.
6.00%, 09/11/17	28	31,001
Toronto-Dominion Bank (The)
2.13%, 07/02/19	200	201,665
2.38%, 10/19/16	210	215,068
U.S. Bancorp/MN
1.95%, 11/15/18 (Call 10/15/18)	200	201,598
2.95%, 07/15/22 (Call 06/15/22)	100	100,634
UBS AG/Stamford CT
5.75%, 04/25/18	100	111,743
5.88%, 12/20/17	100	111,222
Wachovia Corp.
5.75%, 06/15/17	35	38,539
Wells Fargo & Co.
1.50%, 01/16/18	225	224,990
2.15%, 01/15/19	200	201,456
4.10%, 06/03/26	150	157,125
5.61%, 01/15/44	150	182,677
5.63%, 12/11/17	90	100,131

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Series M
3.45%, 02/13/23	$150	$152,792
Series N
2.15%, 01/30/20	300	299,529
Westpac Banking Corp.
1.60%, 01/12/18	150	149,952
2.25%, 07/30/18	50	50,739

		19,357,552
BEVERAGES — 0.72%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	315	314,101
2.63%, 01/17/23	50	49,304
4.63%, 02/01/44	100	108,599
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	19,677
5.00%, 04/15/20	20	22,694
7.75%, 01/15/19	60	72,533
8.20%, 01/15/39	43	67,049
Coca-Cola Co. (The)
1.65%, 11/01/18	250	252,213
3.30%, 09/01/21	50	53,085
Diageo Capital PLC
1.50%, 05/11/17	150	151,776
2.63%, 04/29/23 (Call 01/29/23)	25	24,677
5.88%, 09/30/36	41	52,224
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	100	115,110
Molson Coors Brewing Co.
3.50%, 05/01/22[a]	50	51,039
PepsiCo Inc.
1.25%, 08/13/17	20	20,056
2.75%, 03/01/23	50	50,420
3.60%, 03/01/24 (Call 12/01/23)	150	159,824
4.25%, 10/22/44 (Call 04/22/44)	50	52,459
5.50%, 01/15/40	50	61,352
7.90%, 11/01/18	30	36,462

		1,734,654
BIOTECHNOLOGY — 0.38%
Amgen Inc.
2.13%, 05/15/17	75	76,368
2.20%, 05/22/19 (Call 04/22/19)	275	276,588
3.63%, 05/15/22 (Call 02/15/22)	25	26,291

Security	Principal (000s)	Value
5.15%, 11/15/41 (Call 05/15/41)	$60	$68,755
5.38%, 05/15/43 (Call 11/15/42)[a]	100	118,874
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)[a]	150	156,081
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)	50	52,367
4.40%, 12/01/21 (Call 09/01/21)	25	27,859
4.80%, 04/01/44 (Call 10/01/43)	100	114,600

		917,783
BUILDING MATERIALS — 0.06%
CRH America Inc.
8.13%, 07/15/18	50	59,663
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	20	20,916
4.20%, 12/01/24 (Call 09/01/24)	50	51,771

		132,350
CHEMICALS — 0.73%
Agrium Inc.
3.50%, 06/01/23 (Call 03/01/23)	125	127,070
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	31	30,959
2.90%, 11/15/22 (Call 08/15/22)	50	49,409
CF Industries Inc.
5.38%, 03/15/44	75	84,605
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	100	99,840
4.13%, 11/15/21 (Call 08/15/21)	50	54,030
4.25%, 11/15/20 (Call 08/15/20)	50	54,480
4.38%, 11/15/42 (Call 05/15/42)	69	69,230
5.25%, 11/15/41 (Call 05/15/41)	20	22,414
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	100	101,148
3.80%, 03/15/25 (Call 12/15/24)	50	51,896
Ecolab Inc.
3.00%, 12/08/16	50	51,612
5.50%, 12/08/41	50	60,444
EI du Pont de Nemours & Co.
2.80%, 02/15/23	106	105,902
4.25%, 04/01/21	75	81,904
LYB International Finance BV
4.00%, 07/15/23	50	52,792
5.25%, 07/15/43	50	56,376

54	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Monsanto Co.
2.75%, 04/15/16	$50	$51,028
3.38%, 07/15/24 (Call 04/15/24)[a]	100	103,597
4.40%, 07/15/44 (Call 01/15/44)	50	53,910
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	50	53,927
5.45%, 11/15/33 (Call 05/15/33)	20	23,457
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	30	31,431
5.63%, 12/01/40	30	37,545
PPG Industries Inc.
3.60%, 11/15/20	50	52,434
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)[a]	75	74,747
2.65%, 02/05/25 (Call 11/05/24)	45	44,484
Sherwin-Williams Co. (The)
1.35%, 12/15/17	50	49,995
Valspar Corp. (The)
3.30%, 02/01/25 (Call 11/01/24)	30	29,992

		1,760,658
COMMERCIAL SERVICES — 0.04%
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	50	52,437
Western Union Co. (The)
5.25%, 04/01/20[a]	34	37,160

		89,597
COMPUTERS — 0.64%
Apple Inc.
1.00%, 05/03/18	325	322,165
3.45%, 05/06/24	55	58,503
3.85%, 05/04/43	125	125,992
Computer Sciences Corp.
4.45%, 09/15/22	33	33,736
EMC Corp./MA
2.65%, 06/01/20	60	60,724
Hewlett-Packard Co.
2.75%, 01/14/19	150	152,184
3.75%, 12/01/20	50	52,359
6.00%, 09/15/41	50	56,713
International Business Machines Corp.
1.25%, 02/08/18	400	399,409
3.63%, 02/12/24	100	105,733
5.60%, 11/30/39	56	68,052

Security	Principal (000s)	Value
Seagate HDD Cayman
3.75%, 11/15/18	$100	$103,136

		1,538,706
COSMETICS & PERSONAL CARE — 0.12%
Colgate-Palmolive Co.
1.30%, 01/15/17	60	60,284
Procter & Gamble Co. (The)
1.45%, 08/15/16	50	50,518
1.90%, 11/01/19	50	50,438
3.10%, 08/15/23	20	20,905
5.55%, 03/05/37	80	106,597

		288,742
DISTRIBUTION & WHOLESALE — 0.02%
Arrow Electronics Inc.
5.13%, 03/01/21	25	27,247
Ingram Micro Inc.
5.25%, 09/01/17	15	16,124

		43,371
DIVERSIFIED FINANCIAL SERVICES — 1.57%
Air Lease Corp.
3.75%, 02/01/22 (Call 12/01/21)	75	74,764
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	100	102,396
4.05%, 12/03/42	44	44,634
American Express Credit Corp.
1.55%, 09/22/17	35	35,172
2.38%, 03/24/17	100	102,650
2.80%, 09/19/16	50	51,402
Ameriprise Financial Inc.
3.70%, 10/15/24	50	52,465
5.30%, 03/15/20	50	57,216
Associates Corp. of North America
6.95%, 11/01/18	83	96,807
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17	50	53,661
Charles Schwab Corp. (The)
2.20%, 07/25/18 (Call 06/25/18)	100	101,213
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	25	30,624
Credit Suisse USA Inc.
5.38%, 03/02/16	42	43,914
Discover Financial Services
5.20%, 04/27/22	100	110,521

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Ford Motor Credit Co. LLC
4.21%, 04/15/16	$400	$413,348
General Electric Capital Corp.
2.30%, 04/27/17	315	323,482
3.45%, 05/15/24 (Call 02/13/24)[a]	450	473,633
5.50%, 01/08/20	100	115,637
5.63%, 09/15/17	153	169,784
5.88%, 01/14/38	72	93,467
Series A
6.75%, 03/15/32	298	411,484
HSBC Finance Corp.
6.68%, 01/15/21	67	80,153
Intercontinental Exchange Inc.
4.00%, 10/15/23	50	53,761
Jefferies Group LLC
5.13%, 04/13/18	70	73,855
5.13%, 01/20/23	25	26,276
6.50%, 01/20/43	25	25,342
8.50%, 07/15/19	112	133,742
Lazard Group LLC
3.75%, 02/13/25	50	49,781
Murray Street Investment Trust I
4.65%, 03/09/17[c]	130	137,976
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	50	50,235
3.05%, 02/15/22 (Call 11/15/21)	30	30,765
Nomura Holdings Inc.
6.70%, 03/04/20	100	119,118
ORIX Corp.
3.75%, 03/09/17	50	51,965

		3,791,243
ELECTRIC — 2.46%
Alabama Power Co.
4.15%, 08/15/44 (Call 02/15/44)	50	54,506
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	60	59,989
3.25%, 03/01/25 (Call 12/01/24)	75	77,340
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	80	86,670
6.38%, 04/01/36	25	33,430
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	50	50,105

Security	Principal (000s)	Value
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	$85	$102,683
6.13%, 04/01/36	62	82,094
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	30	29,772
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	50	57,929
Commonwealth Edison Co.
3.70%, 03/01/45	50	50,962
4.60%, 08/15/43 (Call 02/15/43)	75	87,656
Consolidated Edison Co. of New York Inc.
4.63%, 12/01/54 (Call 06/01/54)	75	84,018
5.50%, 12/01/39	60	75,219
5.85%, 04/01/18	50	56,435
Consumers Energy Co.
6.70%, 09/15/19	105	125,412
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	15	15,776
Dominion Resources Inc./VA
1.25%, 03/15/17	50	50,127
3.63%, 12/01/24 (Call 09/01/24)	50	52,216
7.00%, 06/15/38	50	70,258
Series C
4.90%, 08/01/41 (Call 02/01/41)	30	34,259
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	50	52,605
DTE Energy Co.
Series C
3.50%, 06/01/24 (Call 03/01/24)	100	103,894
Duke Energy Carolinas LLC
4.25%, 12/15/41 (Call 06/15/41)	75	82,917
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	200	203,229
3.75%, 04/15/24 (Call 01/15/24)[a]	100	106,584
Duke Energy Indiana Inc.
6.45%, 04/01/39	50	71,349
Duke Energy Progress Inc.
4.15%, 12/01/44 (Call 06/01/44)	75	82,511
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	60	63,528
4.95%, 12/15/44 (Call 12/15/24)	50	52,565

56	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	$50	$52,870
5.20%, 10/01/19	200	222,280
FirstEnergy Solutions Corp.
6.80%, 08/15/39	35	37,654
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	175	183,385
4.05%, 06/01/42 (Call 12/01/41)	75	81,526
5.95%, 02/01/38	19	25,769
Georgia Power Co.
4.30%, 03/15/42	50	54,615
4.30%, 03/15/43	50	54,712
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[a,c]	40	45,363
Hydro-Quebec
2.00%, 06/30/16	170	173,050
Indiana Michigan Power Co.
7.00%, 03/15/19	24	28,438
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)[a]	15	18,585
Louisville Gas & Electric Co.
4.65%, 11/15/43 (Call 05/15/43)	50	58,630
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	300	306,570
4.40%, 10/15/44 (Call 04/15/44)	75	85,127
Mississippi Power Co.
2.35%, 10/15/16	20	20,408
Nevada Power Co.
6.50%, 08/01/18	20	23,152
NextEra Energy Capital Holdings Inc.
6.35%, 10/01/66 (Call 10/01/16)[d]	100	99,000
Nisource Finance Corp.
6.13%, 03/01/22[a]	100	119,927
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)[a]	75	72,570
Oglethorpe Power Corp.
4.55%, 06/01/44	50	53,868
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	125	156,295
7.00%, 09/01/22	61	77,500
Pacific Gas & Electric Co.
5.13%, 11/15/43 (Call 05/15/43)	50	59,997
6.05%, 03/01/34	150	196,495

Security	Principal (000s)	Value
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	$50	$54,335
4.10%, 02/01/42 (Call 08/01/41)	30	32,208
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	50	54,944
7.75%, 03/01/31	50	71,307
PSEG Power LLC
8.63%, 04/15/31[a]	61	88,787
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	50	52,789
Public Service Electric & Gas Co.
3.65%, 09/01/42 (Call 03/01/42)	75	75,727
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	125	145,876
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	100	113,325
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	52,350
South Carolina Electric & Gas Co.
4.60%, 06/15/43 (Call 12/15/42)	25	27,981
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	90	95,409
6.00%, 01/15/34	42	55,214
Series C
3.60%, 02/01/45 (Call 08/01/44)	100	99,930
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	50	50,456
Southern Power Co.
5.15%, 09/15/41	30	35,371
TransAlta Corp.
1.90%, 06/03/17	50	49,019
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)	100	100,540
Series D
4.65%, 08/15/43 (Call 02/15/43)	50	58,485
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	50	53,605
Xcel Energy Inc.
6.50%, 07/01/36	75	102,879

		5,934,361

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.01%
Emerson Electric Co.
4.25%, 11/15/20[a]	$30	$32,936

		32,936
ELECTRONICS — 0.22%
Honeywell International Inc.
4.25%, 03/01/21	100	111,919
5.00%, 02/15/19	50	56,238
Koninklijke Philips NV
3.75%, 03/15/22	110	116,612
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	100	100,031
3.15%, 01/15/23 (Call 10/15/22)	50	50,328
3.60%, 08/15/21 (Call 05/15/21)	30	31,440
5.30%, 02/01/44 (Call 08/01/43)	50	59,133

		525,701
ENGINEERING & CONSTRUCTION — 0.17%
ABB Finance USA Inc.
2.88%, 05/08/22	400	408,400

		408,400
ENVIRONMENTAL CONTROL — 0.10%
Republic Services Inc.
4.75%, 05/15/23 (Call 02/15/23)	25	27,939
5.50%, 09/15/19	75	85,067
Waste Management Inc.
2.60%, 09/01/16	60	61,377
2.90%, 09/15/22 (Call 06/15/22)	50	50,220
4.10%, 03/01/45	25	25,590

		250,193
FOOD — 0.60%
Campbell Soup Co.
3.05%, 07/15/17	50	51,617
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)[a]	61	61,341
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	100	102,658
5.70%, 02/15/17	100	108,563
Hershey Co. (The)
4.13%, 12/01/20	50	54,736
Kellogg Co.
4.15%, 11/15/19	70	75,406

Security	Principal (000s)	Value
Kraft Foods Group Inc.
2.25%, 06/05/17	$100	$101,765
5.00%, 06/04/42	50	53,953
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	150	158,585
5.00%, 04/15/42 (Call 10/15/41)	50	56,863
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)	50	53,780
6.13%, 02/01/18	50	56,267
6.50%, 02/09/40	85	118,108
Sysco Corp.
4.50%, 10/02/44 (Call 04/02/44)	50	53,435
5.25%, 02/12/18	200	221,106
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	50	56,032
Unilever Capital Corp.
5.90%, 11/15/32	50	69,435

		1,453,650
FOREST PRODUCTS & PAPER — 0.11%
Georgia-Pacific LLC
8.00%, 01/15/24	50	66,431
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	100	101,908
7.30%, 11/15/39	35	47,118
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	56	55,713

		271,170
GAS — 0.14%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	15	19,492
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	75	80,740
Dominion Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)[a]	100	104,075
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	77	83,068
6.00%, 10/15/39	20	25,806
9.80%, 02/15/19	25	32,156

		345,337
HEALTH CARE — PRODUCTS — 0.56%
Baxter International Inc.
1.85%, 01/15/17	80	81,103
3.20%, 06/15/23 (Call 03/15/23)	90	90,617

58	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Becton Dickinson and Co.
3.13%, 11/08/21	$100	$102,067
4.69%, 12/15/44 (Call 06/15/44)	50	54,744
Boston Scientific Corp.
6.00%, 01/15/20	80	91,763
6.40%, 06/15/16	40	42,596
CareFusion Corp.
3.88%, 05/15/24 (Call 02/15/24)	35	36,403
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	50	49,915
4.20%, 06/15/20	50	54,564
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	175	173,455
3.13%, 03/15/22 (Call 12/15/21)	63	64,684
4.38%, 03/15/35[e]	200	217,690
4.50%, 03/15/42 (Call 09/15/41)	20	21,545
4.63%, 03/15/45[e]	50	56,443
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	210	215,263

		1,352,852
HEALTH CARE — SERVICES — 0.47%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	75	75,904
6.75%, 12/15/37[a]	60	83,134
Anthem Inc.
2.30%, 07/15/18	100	101,361
3.50%, 08/15/24 (Call 05/15/24)[a]	50	51,378
4.65%, 08/15/44 (Call 02/15/44)	75	82,039
5.85%, 01/15/36	30	37,589
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	160	173,675
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	75	75,234
7.20%, 06/15/18	25	29,072
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (Call 08/01/23)	50	52,542
4.70%, 02/01/45 (Call 08/01/44)	30	30,511
Quest Diagnostics Inc.
4.70%, 04/01/21	50	54,393
UnitedHealth Group Inc.
1.40%, 10/15/17	50	50,317
1.63%, 03/15/19	50	49,653
2.88%, 03/15/23	20	20,392

Security	Principal (000s)	Value
4.25%, 03/15/43 (Call 09/15/42)	$100	$109,111
5.80%, 03/15/36	51	65,565

		1,141,870
HOLDING COMPANIES — DIVERSIFIED — 0.02%
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	50	49,891

		49,891
HOME FURNISHINGS — 0.03%
Whirlpool Corp.
3.70%, 03/01/23	75	77,612

		77,612
HOUSEHOLD PRODUCTS & WARES — 0.08%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	50	50,154
Kimberly-Clark Corp.
3.70%, 06/01/43	75	75,739
6.13%, 08/01/17	63	70,491

		196,384
HOUSEWARES — 0.04%
Newell Rubbermaid Inc.
2.05%, 12/01/17[a]	50	50,168
4.00%, 12/01/24 (Call 09/01/24)	50	52,405

		102,573
INSURANCE — 1.23%
ACE INA Holdings Inc.
2.70%, 03/13/23	100	99,121
Aflac Inc.
6.45%, 08/15/40	50	66,125
8.50%, 05/15/19	50	62,920
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	25	26,345
Allstate Corp. (The)
4.50%, 06/15/43	75	84,560
5.55%, 05/09/35	32	40,399
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)[a]	100	101,007
4.38%, 01/15/55 (Call 07/15/54)	50	50,577
5.45%, 05/18/17	40	43,561
5.85%, 01/16/18	70	78,533
6.40%, 12/15/20	75	91,240
8.18%, 05/15/68 (Call 05/15/38)[d]	60	83,100

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Aon PLC
4.25%, 12/12/42	$50	$49,887
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	100	100,299
4.30%, 05/15/43	100	110,192
5.40%, 05/15/18	100	112,926
Berkshire Hathaway Inc.
3.00%, 02/11/23[a]	50	51,416
Chubb Corp. (The)
5.75%, 05/15/18	25	28,227
6.50%, 05/15/38	25	35,279
CNA Financial Corp.
5.88%, 08/15/20	25	28,655
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	175	199,418
Lincoln National Corp.
4.20%, 03/15/22	130	138,954
8.75%, 07/01/19	30	37,578
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	225	231,970
MetLife Inc.
1.90%, 12/15/17	200	202,468
4.13%, 08/13/42	50	51,342
4.88%, 11/13/43	80	92,427
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	30	31,361
Principal Financial Group Inc.
4.63%, 09/15/42	30	32,101
Progressive Corp. (The)
3.75%, 08/23/21	50	54,016
Prudential Financial Inc.
4.50%, 11/16/21	125	138,283
5.63%, 06/15/43 (Call 06/15/23)[d]	85	90,312
5.70%, 12/14/36	26	31,263
6.20%, 11/15/40	50	63,645
Travelers Companies Inc. (The)
4.60%, 08/01/43	100	114,899
5.80%, 05/15/18	30	33,920
Voya Financial Inc.
5.70%, 07/15/43	50	61,563
XLIT Ltd.
6.50%, 10/29/49 (Call 04/15/17)[d]	25	22,000

		2,971,889

Security	Principal (000s)	Value
INTERNET — 0.37%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[e]	$200	$198,716
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	48,610
2.60%, 12/05/19 (Call 11/05/19)	100	101,886
4.95%, 12/05/44 (Call 06/05/44)	50	53,776
Baidu Inc.
2.75%, 06/09/19	200	200,200
eBay Inc.
1.35%, 07/15/17	150	149,292
4.00%, 07/15/42 (Call 01/15/42)	25	21,649
Google Inc.
3.63%, 05/19/21	100	108,516

		882,645
IRON & STEEL — 0.09%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	100	105,321
Vale Overseas Ltd.
6.88%, 11/21/36	35	34,534
6.88%, 11/10/39	75	73,691

		213,546
LODGING — 0.05%
Marriott International Inc./MD
Series N
3.13%, 10/15/21 (Call 07/15/21)	100	101,571
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	20	20,867

		122,438
MACHINERY — 0.44%
Caterpillar Financial Services Corp.
2.25%, 12/01/19	250	253,114
3.25%, 12/01/24	100	103,269
Caterpillar Inc.
3.80%, 08/15/42	105	104,987
5.70%, 08/15/16	34	36,379
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	50	51,916
John Deere Capital Corp.
1.40%, 03/15/17	410	412,445
3.90%, 07/12/21[a]	45	48,757
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	35	35,214

60	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	$20	$19,599

		1,065,680
MANUFACTURING — 0.38%
3M Co.
5.70%, 03/15/37	25	32,833
Danaher Corp.
2.30%, 06/23/16	50	51,027
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	25	30,663
Eaton Corp.
2.75%, 11/02/22	50	50,230
4.00%, 11/02/32	50	51,841
General Electric Co.
2.70%, 10/09/22	50	50,886
4.13%, 10/09/42	20	21,305
4.50%, 03/11/44	100	112,936
5.25%, 12/06/17	50	55,483
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	26,485
3.90%, 09/01/42 (Call 03/01/42)	71	71,788
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	50	53,557
6.88%, 08/15/18	100	115,829
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	100	104,448
Pentair Finance SA
2.65%, 12/01/19	20	19,934
Textron Inc.
3.65%, 03/01/21	20	20,761
Tyco Electronics Group SA
6.55%, 10/01/17	50	56,098

		926,104
MEDIA — 1.59%
21st Century Fox America Inc.
3.00%, 09/15/22	317	319,067
6.15%, 02/15/41	140	183,067
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	185	185,857
4.85%, 07/01/42 (Call 01/01/42)	50	51,183
Comcast Corp.
2.85%, 01/15/23	10	10,104

Security	Principal (000s)	Value
3.13%, 07/15/22	$25	$25,785
3.60%, 03/01/24	20	21,425
4.20%, 08/15/34 (Call 02/15/34)	300	322,700
4.65%, 07/15/42	25	27,716
5.70%, 07/01/19	100	115,490
6.45%, 03/15/37	42	56,650
6.55%, 07/01/39	15	20,499
6.95%, 08/15/37	40	56,674
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	175	177,856
3.80%, 03/15/22	100	103,288
5.00%, 03/01/21	75	82,948
5.15%, 03/15/42	50	51,378
Discovery Communications LLC
3.25%, 04/01/23	142	140,276
3.30%, 05/15/22	75	74,745
5.05%, 06/01/20	20	22,230
Historic TW Inc.
6.88%, 06/15/18	50	58,151
NBCUniversal Media LLC
2.88%, 04/01/16	100	102,339
5.95%, 04/01/41	30	39,164
Thomson Reuters Corp.
1.30%, 02/23/17	50	49,997
4.30%, 11/23/23 (Call 08/23/23)	50	53,851
Time Warner Cable Inc.
5.50%, 09/01/41 (Call 03/01/41)	50	54,824
5.85%, 05/01/17	200	217,563
6.55%, 05/01/37	56	67,600
6.75%, 06/15/39	110	136,105
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	50	51,743
4.05%, 12/15/23	50	53,616
4.65%, 06/01/44 (Call 12/01/43)	50	53,788
7.70%, 05/01/32	177	256,535
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)	150	152,496
4.25%, 09/01/23 (Call 06/01/23)	75	78,167
5.25%, 04/01/44 (Call 10/01/43)	50	53,044
Walt Disney Co. (The)
1.13%, 02/15/17	150	150,934
2.55%, 02/15/22	100	100,298
4.13%, 06/01/44	50	54,591

		3,833,744

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
MINING — 0.66%
Barrick Gold Corp.
3.85%, 04/01/22	$60	$59,219
Barrick North America Finance LLC
4.40%, 05/30/21	85	88,270
5.75%, 05/01/43[a]	25	26,356
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	123	124,690
2.88%, 02/24/22[a]	100	101,406
3.85%, 09/30/23	25	27,003
5.00%, 09/30/43	100	117,437
Freeport-McMoRan Inc.
2.30%, 11/14/17	100	98,440
3.10%, 03/15/20[a]	50	47,956
3.55%, 03/01/22 (Call 12/01/21)	25	22,697
5.45%, 03/15/43 (Call 09/15/42)	100	87,883
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	50	50,058
Newmont Mining Corp.
6.25%, 10/01/39	100	104,590
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	45	52,075
9.00%, 05/01/19[a]	28	35,535
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	200	201,979
4.75%, 03/22/42 (Call 09/22/41)	50	55,283
Southern Copper Corp.
6.75%, 04/16/40[a]	75	79,383
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	150	138,296
4.50%, 01/15/21 (Call 10/15/20)	40	39,787
5.40%, 02/01/43 (Call 08/01/42)	25	22,168

		1,580,511
MULTI-NATIONAL — 0.04%
International Bank for Reconstruction & Development
2.13%, 03/03/25	100	100,033

		100,033
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	25	25,806

Security	Principal (000s)	Value
Xerox Corp.
3.80%, 05/15/24	$50	$49,794
4.80%, 03/01/35	30	30,025
5.63%, 12/15/19	75	84,957

		190,582
OIL & GAS — 3.12%
Anadarko Petroleum Corp.
5.95%, 09/15/16	22	23,552
6.38%, 09/15/17	50	55,779
6.45%, 09/15/36	50	64,059
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	75	72,003
4.75%, 04/15/43 (Call 10/15/42)	75	78,387
BP Capital Markets PLC
1.67%, 02/13/18	75	75,264
3.25%, 05/06/22	50	51,362
3.54%, 11/04/24	100	102,657
3.56%, 11/01/21	60	63,117
4.50%, 10/01/20	220	242,748
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)	50	50,795
6.25%, 03/15/38	36	42,149
Cenovus Energy Inc.
6.75%, 11/15/39	75	89,951
Chevron Corp.
1.35%, 11/15/17	150	150,683
3.19%, 06/24/23 (Call 03/24/23)	100	103,883
4.95%, 03/03/19	100	111,982
ConocoPhillips
5.75%, 02/01/19	250	286,428
6.50%, 02/01/39	50	68,427
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	100	105,526
ConocoPhillips Holding Co.
6.95%, 04/15/29	34	46,280
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	25	24,330
5.00%, 09/15/22 (Call 03/15/17)	50	49,495
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	200	204,342
7.95%, 04/15/32	87	122,644
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[a]	75	64,947

62	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Ecopetrol SA
4.13%, 01/16/25	$100	$94,500
7.38%, 09/18/43	50	56,500
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	50	51,281
5.15%, 11/15/41 (Call 05/15/41)[a]	50	50,042
Ensco PLC
4.70%, 03/15/21	110	110,839
EOG Resources Inc.
4.10%, 02/01/21	60	64,722
EQT Corp.
4.88%, 11/15/21	25	26,344
Exxon Mobil Corp.
0.92%, 03/15/17	200	200,273
1.82%, 03/15/19 (Call 02/15/19)[a]	15	15,095
Hess Corp.
7.13%, 03/15/33	51	63,336
8.13%, 02/15/19	100	119,376
Husky Energy Inc.
7.25%, 12/15/19	115	135,499
Kerr-McGee Corp.
7.88%, 09/15/31	100	138,155
Marathon Oil Corp.
6.00%, 10/01/17	48	52,869
6.60%, 10/01/37	50	60,035
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	50	50,842
6.50%, 03/01/41 (Call 09/01/40)	25	30,815
Nabors Industries Inc.
4.63%, 09/15/21	75	70,245
Nexen Energy ULC
5.88%, 03/10/35	25	29,529
6.20%, 07/30/19	50	57,451
6.40%, 05/15/37	100	126,109
7.50%, 07/30/39	30	42,943
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	30	34,327
8.25%, 03/01/19	175	210,093
Noble Holding International Ltd.
5.25%, 03/15/42	25	20,516
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	50	49,109

Security	Principal (000s)	Value
Petrobras Global Finance BV
3.50%, 02/06/17	$50	$46,886
4.88%, 03/17/20	100	88,931
5.38%, 01/27/21	50	44,993
5.63%, 05/20/43	50	39,821
5.75%, 01/20/20	199	184,158
6.25%, 03/17/24[a]	50	46,091
Petroleos Mexicanos
4.88%, 01/18/24	150	158,250
5.50%, 06/27/44[a]	75	75,469
5.63%, 01/23/46[e]	200	204,500
5.75%, 03/01/18	50	54,875
6.63%, 06/15/35	102	116,662
8.00%, 05/03/19	250	299,375
Phillips 66
4.30%, 04/01/22	25	27,288
4.65%, 11/15/34 (Call 05/15/34)	50	53,672
4.88%, 11/15/44 (Call 05/15/44)	50	54,196
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)[a]	25	25,462
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[a]	75	71,988
Shell International Finance BV
3.40%, 08/12/23	75	79,214
6.38%, 12/15/38	160	221,211
Statoil ASA
2.65%, 01/15/24	350	346,629
5.25%, 04/15/19	110	124,759
Suncor Energy Inc.
6.10%, 06/01/18	75	84,623
6.50%, 06/15/38[a]	80	103,712
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	50	49,207
Total Capital Canada Ltd.
2.75%, 07/15/23	50	49,914
Total Capital International SA
1.50%, 02/17/17	50	50,549
2.10%, 06/19/19	100	101,095
3.75%, 04/10/24[a]	50	53,574
Total Capital SA
4.13%, 01/28/21[a]	50	55,148
Transocean Inc.
2.50%, 10/15/17	50	45,750

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.00%, 03/15/18	$55	$52,938
6.50%, 11/15/20[a]	60	53,400
Valero Energy Corp.
6.13%, 02/01/20	115	132,141
6.63%, 06/15/37	25	31,028

		7,539,144
OIL & GAS SERVICES — 0.24%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	100	102,532
Cameron International Corp.
3.60%, 04/30/22 (Call 01/30/22)	50	49,367
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	52,583
6.15%, 09/15/19	150	175,433
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	50	48,278
Weatherford International Ltd./Bermuda
5.95%, 04/15/42 (Call 10/17/41)	75	65,210
9.63%, 03/01/19	75	84,750

		578,153
PHARMACEUTICALS — 1.49%
Abbott Laboratories
5.30%, 05/27/40	25	31,174
AbbVie Inc.
1.75%, 11/06/17	313	315,183
4.40%, 11/06/42	63	66,176
Actavis Funding SCS
4.85%, 06/15/44 (Call 12/15/43)	100	103,252
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	75	73,990
Allergan Inc./United States
3.38%, 09/15/20	10	10,162
AstraZeneca PLC
4.00%, 09/18/42[a]	80	82,113
6.45%, 09/15/37	25	34,299
Bristol-Myers Squibb Co.
5.88%, 11/15/36	45	57,594
Cardinal Health Inc.
3.20%, 03/15/23	50	50,699
Eli Lilly & Co.
5.55%, 03/15/37	41	50,638

Security	Principal (000s)	Value
Express Scripts Holding Co.
3.50%, 06/15/24 (Call 03/15/24)	$150	$153,472
4.75%, 11/15/21	20	22,260
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	38	42,889
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	225	227,878
Johnson & Johnson
3.38%, 12/05/23	50	53,818
4.85%, 05/15/41[a]	80	97,585
5.55%, 08/15/17	50	55,591
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	100	105,692
4.88%, 03/15/44 (Call 09/15/43)	50	57,067
5.70%, 03/01/17	61	66,341
Medco Health Solutions Inc.
7.13%, 03/15/18	20	23,070
Merck & Co. Inc.
1.30%, 05/18/18	90	89,742
2.40%, 09/15/22 (Call 06/15/22)	20	19,859
2.80%, 05/18/23	350	355,062
3.88%, 01/15/21 (Call 10/15/20)	20	21,759
4.15%, 05/18/43	50	53,248
Novartis Capital Corp.
2.40%, 09/21/22	30	29,994
3.40%, 05/06/24	50	53,024
4.40%, 05/06/44	50	57,249
Novartis Securities Investment Ltd.
5.13%, 02/10/19	60	67,671
Perrigo Finance PLC
3.90%, 12/15/24 (Call 09/15/24)	200	207,209
Pfizer Inc.
3.00%, 06/15/23	175	178,441
3.40%, 05/15/24[a]	50	52,406
6.20%, 03/15/19	200	233,505
7.20%, 03/15/39	20	29,447
Sanofi
1.25%, 04/10/18	150	149,766
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	36	45,047
Wyeth LLC
5.95%, 04/01/37	50	64,263

64	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	$113	$112,195

		3,600,830
PIPELINES — 1.29%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	75	77,250
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	50	51,131
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	75	79,650
5.85%, 11/15/43 (Call 05/15/43)	25	25,022
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	25	27,260
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	50	43,031
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)	50	53,923
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	30	31,257
5.50%, 09/15/40 (Call 03/15/40)	50	51,775
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	50	48,443
Energy Transfer Partners LP
5.20%, 02/01/22 (Call 11/01/21)	100	109,270
5.95%, 10/01/43 (Call 04/01/43)	75	85,765
6.13%, 02/15/17	50	54,083
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	60	61,228
5.10%, 02/15/45 (Call 08/15/44)	125	142,441
5.70%, 02/15/42	50	60,709
6.50%, 01/31/19	200	230,828
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	250	249,963
3.45%, 02/15/23 (Call 11/15/22)	25	24,823
4.25%, 09/01/24 (Call 06/01/24)	50	51,968
5.30%, 09/15/20	50	54,881
5.50%, 03/01/44 (Call 09/01/43)	100	107,814
6.50%, 02/01/37	52	59,855
Kinder Morgan Inc./DE
5.05%, 02/15/46	50	50,839
5.30%, 12/01/34 (Call 06/01/34)	100	105,406

Security	Principal (000s)	Value
Magellan Midstream Partners LP
4.25%, 02/01/21	$20	$21,736
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	150	141,071
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	150	150,968
6.65%, 01/15/37	50	63,685
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	20	18,779
Spectra Energy Partners LP
5.95%, 09/25/43 (Call 03/25/43)[a]	25	31,334
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	50	48,807
5.30%, 04/01/44 (Call 10/01/43)	50	53,509
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)	25	26,091
5.00%, 10/16/43 (Call 04/16/43)[a]	50	55,909
7.13%, 01/15/19	49	57,702
7.63%, 01/15/39	35	49,957
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	100	103,094
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	150	139,721
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	100	98,037
4.90%, 01/15/45 (Call 10/15/44)	62	60,357
5.25%, 03/15/20	44	48,373

		3,107,745
REAL ESTATE — 0.04%
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	100	103,073

		103,073
REAL ESTATE INVESTMENT TRUSTS — 0.96%
American Tower Corp.
3.50%, 01/31/23	69	67,351
5.05%, 09/01/20	100	109,243
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	50	49,655
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)[a]	50	52,052
4.13%, 05/15/21 (Call 02/15/21)	50	53,737

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)[a]	$55	$56,276
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	125	133,597
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	300	330,991
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	100	98,153
5.38%, 02/01/21 (Call 11/03/20)	25	28,002
6.70%, 01/30/18	104	117,826
Health Care REIT Inc.
2.25%, 03/15/18	50	50,453
4.13%, 04/01/19 (Call 01/01/19)	60	64,102
4.50%, 01/15/24 (Call 10/15/23)	75	80,350
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	75	79,499
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	25	25,174
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	50	51,879
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	50	49,432
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	100	106,297
Omega Healthcare Investors Inc.
6.75%, 10/15/22 (Call 10/15/15)	40	42,400
ProLogis LP
6.88%, 03/15/20 (Call 12/16/19)	50	59,094
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	100	108,605
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	50	51,066
2.75%, 02/01/23 (Call 11/01/22)	75	74,297
3.38%, 10/01/24	100	102,992
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	110	117,014
Weyerhaeuser Co.
7.38%, 03/15/32	125	168,461

		2,327,998
RETAIL — 1.30%
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	75	81,185

Security	Principal (000s)	Value
Costco Wholesale Corp.
1.70%, 12/15/19	$50	$49,694
5.50%, 03/15/17	41	44,869
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	200	202,972
4.75%, 05/18/20 (Call 12/18/19)	25	27,943
5.30%, 12/05/43 (Call 06/05/43)	50	61,003
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	25	25,728
4.40%, 03/15/45 (Call 09/15/44)	50	55,835
5.40%, 03/01/16	62	64,973
5.88%, 12/16/36	138	180,811
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	75	78,973
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	150	155,330
5.00%, 09/15/43 (Call 03/15/43)	50	59,580
6.88%, 02/15/28	25	33,316
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)	100	106,004
6.38%, 03/15/37	50	64,312
McDonald’s Corp.
3.70%, 02/15/42	50	48,392
5.35%, 03/01/18	50	55,702
5.80%, 10/15/17	200	223,657
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	25	29,106
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	75	73,993
Target Corp.
2.30%, 06/26/19	200	204,105
4.00%, 07/01/42	100	104,360
Wal-Mart Stores Inc.
1.95%, 12/15/18	100	102,091
3.25%, 10/25/20	75	80,176
3.30%, 04/22/24 (Call 01/22/24)	250	264,568
4.25%, 04/15/21	45	50,191
5.00%, 10/25/40	20	23,970
5.63%, 04/15/41	50	64,894
6.50%, 08/15/37	150	209,854
Walgreen Co.
3.10%, 09/15/22	75	75,487
4.40%, 09/15/42	25	25,549

66	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	$150	$156,016
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)	50	55,096

		3,139,735
SEMICONDUCTORS — 0.21%
Intel Corp.
1.35%, 12/15/17	150	150,601
2.70%, 12/15/22	200	200,373
4.25%, 12/15/42	30	30,874
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	50	52,384
Texas Instruments Inc.
2.38%, 05/16/16	75	76,506

		510,738
SOFTWARE — 0.44%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	100	100,388
Fidelity National Information Services Inc.
3.88%, 06/05/24 (Call 03/05/24)	75	76,731
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	50	51,294
Microsoft Corp.
3.75%, 05/01/43 (Call 11/01/42)	50	50,311
4.00%, 02/08/21[a]	50	55,412
4.20%, 06/01/19	200	220,381
4.50%, 10/01/40	60	66,899
Oracle Corp.
1.20%, 10/15/17	80	80,096
3.40%, 07/08/24 (Call 04/08/24)	75	79,007
3.63%, 07/15/23[a]	50	53,201
4.30%, 07/08/34 (Call 01/08/34)	150	163,336
5.38%, 07/15/40	60	73,141

		1,070,197
TELECOMMUNICATIONS — 2.04%
America Movil SAB de CV
5.00%, 03/30/20	150	169,054
5.63%, 11/15/17	50	55,302
6.13%, 03/30/40	100	125,798
AT&T Inc.
1.70%, 06/01/17	60	60,127
2.95%, 05/15/16	150	153,307

Security	Principal (000s)	Value
3.00%, 02/15/22[a]	$225	$223,558
4.80%, 06/15/44 (Call 12/15/43)	125	126,092
5.35%, 09/01/40	75	79,842
6.55%, 02/15/39	240	292,613
British Telecommunications PLC
9.63%, 12/15/30	81	131,299
Cisco Systems Inc.
2.13%, 03/01/19	300	304,285
4.95%, 02/15/19	75	84,122
5.50%, 01/15/40	80	99,910
Corning Inc.
4.75%, 03/15/42[a]	25	27,237
Deutsche Telekom International Finance BV
8.75%, 06/15/30	61	92,770
Juniper Networks Inc.
4.60%, 03/15/21	190	199,137
Motorola Solutions Inc.
3.50%, 03/01/23	33	32,993
New Cingular Wireless Services Inc.
8.75%, 03/01/31	35	51,870
Orange SA
9.00%, 03/01/31	107	164,357
Qwest Corp.
6.75%, 12/01/21	85	96,900
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	50	55,955
Telefonica Emisiones SAU
5.88%, 07/15/19[a]	50	57,840
Telefonica Europe BV
8.25%, 09/15/30	87	125,618
Verizon Communications Inc.
2.00%, 11/01/16	50	50,738
2.50%, 09/15/16	86	87,894
3.50%, 11/01/21	50	51,794
3.65%, 09/14/18	50	52,976
4.15%, 03/15/24 (Call 12/15/23)	525	561,588
4.40%, 11/01/34 (Call 05/01/34)	350	356,650
5.01%, 08/21/54[e]	50	52,384
5.15%, 09/15/23	50	57,302
6.40%, 09/15/33	125	157,127
6.55%, 09/15/43	250	328,304
7.35%, 04/01/39	64	88,136

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Vodafone Group PLC
1.50%, 02/19/18	$154	$153,106
4.38%, 02/19/43	70	68,904
6.15%, 02/27/37	50	60,386

		4,937,275
TOYS, GAMES & HOBBIES — 0.04%
Mattel Inc.
2.35%, 05/06/19	100	99,392

		99,392
TRANSPORTATION — 0.56%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (Call 06/01/22)	60	61,364
3.85%, 09/01/23 (Call 06/01/23)[a]	100	107,591
4.90%, 04/01/44 (Call 10/01/43)	50	57,308
6.15%, 05/01/37	87	115,188
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	50	51,282
2.95%, 11/21/24 (Call 08/21/24)	50	50,816
Canadian Pacific Railway Co.
7.25%, 05/15/19	100	119,846
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	25	27,957
6.00%, 10/01/36	50	64,248
6.22%, 04/30/40	25	33,252
FedEx Corp.
3.88%, 08/01/42	20	19,251
4.00%, 01/15/24	25	27,070
4.90%, 01/15/34	75	85,127
8.00%, 01/15/19	50	60,802
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	60	60,918
4.84%, 10/01/41	87	98,793
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	50,605
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)	25	27,117
4.75%, 12/15/43 (Call 06/15/43)	100	116,883
United Parcel Service Inc.
2.45%, 10/01/22	75	74,419
3.63%, 10/01/42	50	49,924

		1,359,761

Security	Principal (000s)	Value
TRUCKING & LEASING — 0.01%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	$25	$27,397

		27,397
WATER — 0.04%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	100	102,910

		102,910

TOTAL CORPORATE BONDS & NOTES
(Cost: $83,796,875)		85,867,941

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.41%

BRAZIL — 0.28%
Brazilian Government International Bond
4.88%, 01/22/21[a]	300	314,250
7.13%, 01/20/37	255	302,175
8.00%, 01/15/18	50	54,500

		670,925
CANADA — 0.63%
Canada Government International Bond
0.88%, 02/14/17	125	125,475
Export Development Canada
0.75%, 12/15/17[a]	125	123,877
1.50%, 10/03/18	25	25,158
Province of British Columbia
2.00%, 10/23/22[a]	50	49,601
Province of Manitoba Canada
1.30%, 04/03/17[a]	60	60,379
3.05%, 05/14/24	200	210,643
Province of Ontario Canada
1.00%, 07/22/16	150	150,742
1.65%, 09/27/19[a]	50	49,928
2.30%, 05/10/16	50	51,030
3.20%, 05/16/24[a]	100	106,854
4.40%, 04/14/20[a]	55	61,872
4.95%, 11/28/16	130	139,342
Province of Quebec Canada
2.63%, 02/13/23	250	254,547
5.00%, 03/01/16	82	85,639
7.50%, 09/15/29	22	33,010

		1,528,097

68	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
CHILE — 0.05%
Chile Government International Bond
3.88%, 08/05/20	$100	$108,750

		108,750
COLOMBIA — 0.16%
Colombia Government International Bond
6.13%, 01/18/41[a]	200	243,500
7.38%, 03/18/19	100	118,250
8.13%, 05/21/24[a]	25	33,500

		395,250
GERMANY — 0.08%
FMS Wertmanagement AoeR
0.63%, 01/30/17[a]	200	199,473

		199,473
ISRAEL — 0.14%
Israel Government International Bond
5.13%, 03/26/19	300	339,000

		339,000
ITALY — 0.04%
Italy Government International Bond
5.38%, 06/15/33[a]	75	91,590

		91,590
JAPAN — 0.08%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	200	200,193

		200,193
MEXICO — 0.46%
Mexico Government International Bond
3.50%, 01/21/21[a]	300	314,250
3.60%, 01/30/25	200	206,000
4.75%, 03/08/44	200	213,000
7.50%, 04/08/33	254	363,220

		1,096,470
PANAMA — 0.12%
Panama Government International Bond
5.20%, 01/30/20	150	167,025
6.70%, 01/26/36	100	132,000

		299,025

Security	Principal (000s)	Value
PERU — 0.11%
Peruvian Government International Bond
6.55%, 03/14/37	$105	$140,175
7.13%, 03/30/19[a]	100	119,500

		259,675
PHILIPPINES — 0.18%
Philippine Government International Bond
6.38%, 10/23/34	100	138,500
7.75%, 01/14/31	200	300,250

		438,750
POLAND — 0.09%
Poland Government International Bond
4.00%, 01/22/24	150	161,437
6.38%, 07/15/19	50	58,494

		219,931
SOUTH AFRICA — 0.09%
South Africa Government International Bond
4.67%, 01/17/24[a]	200	211,500

		211,500
SOUTH KOREA — 0.11%
Export-Import Bank of Korea
4.00%, 01/29/21	250	270,563

		270,563
SUPRANATIONAL — 2.30%
African Development Bank
1.13%, 03/15/17	100	100,667
2.38%, 09/23/21	100	103,047
Asian Development Bank
0.50%, 06/20/16	250	249,940
1.50%, 09/28/18	50	50,341
1.75%, 03/21/19	20	20,252
2.00%, 01/22/25[a]	200	198,199
Corp. Andina de Fomento
4.38%, 06/15/22	50	54,288
Council of Europe Development Bank
1.13%, 05/31/18	75	74,718

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
European Bank for Reconstruction & Development
1.00%, 02/16/17	$300	$301,344
1.00%, 09/17/18	50	49,426
European Investment Bank
1.00%, 06/15/18	325	322,565
1.13%, 12/15/16	100	100,754
1.13%, 09/15/17	225	225,849
2.13%, 07/15/16	650	664,249
3.25%, 01/29/24	450	493,301
4.00%, 02/16/21	25	28,114
Inter-American Development Bank
0.63%, 09/12/16	200	200,123
0.88%, 03/15/18	300	297,429
2.13%, 11/09/20	100	102,050
3.88%, 02/14/20	110	121,772
4.38%, 01/24/44	50	63,913
5.13%, 09/13/16	83	88,708
International Bank for Reconstruction & Development
1.00%, 09/15/16	250	251,643
1.88%, 10/07/19	200	202,940
2.13%, 03/15/16	150	152,601
2.13%, 11/01/20	150	153,145
2.13%, 02/13/23[a]	200	204,215
International Finance Corp.
1.00%, 04/24/17[a]	75	75,305
1.13%, 11/23/16	200	201,662
1.75%, 09/16/19[a]	200	202,157
Nordic Investment Bank
0.50%, 04/14/16	200	200,088

		5,554,805
SWEDEN — 0.05%
Svensk Exportkredit AB
2.13%, 07/13/16	60	61,229
5.13%, 03/01/17	50	54,225

		115,454
TURKEY — 0.40%
Turkey Government International Bond
3.25%, 03/23/23[a]	200	189,250
4.88%, 04/16/43	200	198,062

Security	Principal (000s)	Value
6.75%, 05/30/40	$100	$124,125
7.00%, 06/05/20[a]	400	462,000

		973,437
URUGUAY — 0.04%
Uruguay Government International Bond
4.50%, 08/14/24[a]	50	53,925
7.63%, 03/21/36[a]	35	49,175

		103,100

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $12,925,986)		13,075,988

MUNICIPAL DEBT OBLIGATIONS — 1.35%

CALIFORNIA — 0.47%
Bay Area Toll Authority RB BAB
Series S1
7.04%, 04/01/50	40	60,348
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
Series DE
6.00%, 11/01/40	50	65,172
County of Sonoma CA RB
Series A
6.00%, 12/01/29(GTD)	30	36,423
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	80	120,268
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	30	44,231
Los Angeles Unified School District/CA GO BAB
6.76%, 07/01/34	50	70,024
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series F
6.58%, 05/15/49	100	136,993
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	50	62,973
State of California GO
6.20%, 10/01/19	20	23,510

70	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
State of California GO BAB
7.30%, 10/01/39	$50	$75,375
7.50%, 04/01/34	160	242,674
7.55%, 04/01/39	100	158,225
University of California RB
Series AD
4.86%, 05/15/12	25	26,838

		1,123,054
COLORADO — 0.02%
Denver City & County School District No. 1 COP
Series B
4.24%, 12/15/37	50	51,946

		51,946
CONNECTICUT — 0.03%
State of Connecticut GO BAB
5.63%, 12/01/29	50	60,112

		60,112
FLORIDA — 0.04%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	100	102,151

		102,151
GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB BAB Project M, Series 2010A
6.66%, 04/01/57	20	26,692

		26,692
ILLINOIS — 0.09%
State of Illinois GO
4.35%, 06/01/18	25	26,029
5.10%, 06/01/33	200	201,844

		227,873
MASSACHUSETTS — 0.03%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	75	83,293

		83,293

Security	Principal (000s)	Value
NEW JERSEY — 0.10%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/23 (AGM)	$100	$72,444
New Jersey State Turnpike Authority RB BAB
Series F
7.41%, 01/01/40	50	76,440
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	80	91,490

		240,374
NEW YORK — 0.26%
City of New York NY GO BAB
5.97%, 03/01/36	50	67,021
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	40	61,813
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	50	58,820
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	40	53,205
5.75%, 06/15/41	100	131,927
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	60	74,815
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	15	16,395
5.86%, 12/01/24 (GOI)	75	92,704
Series 181
4.96%, 08/01/46	50	58,670

		615,370
OHIO — 0.04%
American Municipal Power Inc. RB BAB
Series E
6.27%, 02/15/50	25	31,906

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Ohio State Water Development Authority RB BAB
4.88%, 12/01/34	$45	$52,368

		84,274
OREGON — 0.05%
Oregon School Boards Association GOL
Series B
5.68%, 06/30/28 (NATL)	50	61,683
State of Oregon GO
5.89%, 06/01/27	50	62,428

		124,111
SOUTH CAROLINA — 0.02%
South Carolina State Public Service Authority RB
Series C
5.78%, 12/01/41	40	47,974

		47,974
TEXAS — 0.18%
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	50	66,510
North Texas Tollway Authority RB BAB
6.72%, 01/01/49[a]	25	36,964
State of Texas GO BAB
5.52%, 04/01/39	25	33,415
Series A
4.63%, 04/01/33	100	116,150
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.18%, 04/01/30	75	90,756
University of Texas System (The) RB
Series D
5.13%, 08/15/42	75	93,218

		437,013
WASHINGTON — 0.01%
State of Washington GO BAB
5.14%, 08/01/40	25	30,898

		30,898

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $3,067,431)		3,255,135

Security	Principal (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.01%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.27%
Federal Home Loan Banks
0.63%, 12/28/16[a]	$800	$800,147
5.00%, 11/17/17[a]	890	986,105
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18[a]	100	99,371
1.25%, 08/01/19[a]	130	128,544
1.75%, 05/30/19[a]	140	141,618
2.38%, 01/13/22	320	328,487
2.51%, 11/08/23 (Call 02/08/15)	260	253,372
4.88%, 06/13/18	354	396,330
5.63%, 11/23/35 (Call 11/23/15)	360	372,755
6.25%, 07/15/32	450	666,432
6.75%, 09/15/29	250	373,445
6.75%, 03/15/31	241	366,552
Federal National Mortgage Association
0.50%, 03/30/16	500	500,415
1.25%, 01/30/17	260	263,007
1.63%, 11/27/18	100	101,164
1.75%, 09/12/19	1,000	1,009,002
5.38%, 06/12/17[a]	185	204,070
6.25%, 05/15/29[a]	600	856,227
Tennessee Valley Authority
3.50%, 12/15/42[a]	50	50,533

		7,897,576
U.S. GOVERNMENT OBLIGATIONS — 52.74%
U.S. Treasury Note/Bond
0.25%, 10/15/15	300	300,222
0.38%, 11/15/15	200	200,288
0.38%, 02/15/16	2,000	2,002,340
0.38%, 03/15/16[a]	1,600	1,601,392
0.50%, 08/31/16	750	750,548
0.50%, 11/30/16[a]	2,000	1,998,740
0.63%, 12/31/16[a]	1,000	1,000,870
0.75%, 01/15/17[a]	1,700	1,705,100
0.75%, 10/31/17[a]	420	418,093
0.88%, 11/30/16[a]	1,000	1,005,730
0.88%, 12/31/16[a]	1,170	1,176,447
0.88%, 02/28/17	1,460	1,466,833
0.88%, 07/31/19[a]	2,650	2,587,619

72	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Principal (000s)	Value
1.00%, 09/30/16	$760	$766,232
1.00%, 12/15/17[a]	1,100	1,101,430
1.00%, 11/30/19	250	244,480
1.13%, 12/31/19[a]	1,520	1,494,266
1.25%, 10/31/18[a]	2,350	2,350,000
1.25%, 11/30/18[a]	820	819,500
1.25%, 10/31/19[a]	1,500	1,485,930
1.25%, 02/29/20	1,180	1,165,073
1.38%, 07/31/18[a]	550	553,674
1.38%, 11/30/18	700	702,835
1.38%, 01/31/20	4,450	4,423,611
1.50%, 08/31/18[a]	1,970	1,990,153
1.50%, 12/31/18[a]	400	403,088
1.50%, 03/31/19	1,140	1,146,270
1.50%, 10/31/19	800	800,864
1.50%, 11/30/19[a]	3,450	3,452,243
1.63%, 08/31/19	300	302,388
1.63%, 12/31/19[a]	2,000	2,011,680
1.63%, 11/15/22	250	245,655
1.75%, 10/31/20	1,000	1,005,490
1.75%, 05/15/23	315	311,028
1.88%, 11/30/21[a]	2,000	2,008,920
2.00%, 04/30/16	1,180	1,202,585
2.00%, 07/31/20[a]	200	204,280
2.00%, 11/30/20[a]	600	610,902
2.00%, 11/15/21	4,905	4,968,814
2.00%, 02/15/22[a]	4,000	4,051,320
2.13%, 12/31/15	1,000	1,015,740
2.13%, 02/29/16[a]	2,230	2,270,675
2.13%, 12/31/21	700	714,658
2.25%, 11/30/17	1,200	1,242,408
2.25%, 11/15/24[a]	1,050	1,072,229
2.38%, 06/30/18	620	644,744
2.38%, 08/15/24[a]	700	722,617
2.50%, 08/15/23	300	313,668
2.50%, 05/15/24[a]	1,200	1,251,900
2.50%, 02/15/45	400	391,736
2.63%, 01/31/18	7,000	7,326,340
2.63%, 04/30/18	180	188,633
2.75%, 11/30/16[a]	3,750	3,893,475
2.75%, 02/15/19[a]	750	791,977
2.75%, 11/15/23	300	319,506
2.75%, 02/15/24	600	638,988

Security	Principal (000s)	Value
2.75%, 08/15/42[a]	$670	$690,013
2.75%, 11/15/42	1,280	1,317,299
2.88%, 05/15/43	200	210,916
3.00%, 08/31/16[a]	600	622,884
3.00%, 05/15/42[a]	170	183,678
3.00%, 11/15/44[a]	1,750	1,896,633
3.13%, 01/31/17	1,000	1,048,290
3.13%, 05/15/21[a]	280	302,845
3.13%, 02/15/43	130	143,676
3.13%, 08/15/44[a]	300	332,595
3.25%, 12/31/16[a]	8,500	8,913,270
3.25%, 03/31/17[a]	262	275,946
3.38%, 05/15/44	1,950	2,261,317
3.63%, 08/15/19	2,270	2,486,989
3.63%, 08/15/43	490	592,993
3.63%, 02/15/44	100	121,084
3.75%, 11/15/18	2,100	2,291,751
3.75%, 08/15/41[a]	420	517,898
3.75%, 11/15/43	200	247,446
3.88%, 08/15/40	30	37,461
4.25%, 11/15/40[a]	160	211,661
4.38%, 02/15/38[a]	100	132,519
4.38%, 11/15/39[a]	1,700	2,273,784
4.38%, 05/15/41	110	148,927
4.50%, 02/15/36[a]	525	708,136
4.50%, 08/15/39[a]	2,138	2,905,841
4.63%, 11/15/16[a]	276	295,154
4.63%, 02/15/40	200	277,206
4.75%, 08/15/17[a]	11,600	12,708,148
4.75%, 02/15/37[a]	200	278,344
4.75%, 02/15/41	210	299,177
5.25%, 02/15/29[a]	150	203,792
5.38%, 02/15/31[a]	150	211,397
6.13%, 08/15/29[a]	310	457,594
6.88%, 08/15/25	600	874,974
7.50%, 11/15/24[a]	500	744,960
7.63%, 02/15/25[a]	600	906,228
8.13%, 08/15/19	360	464,893

		127,433,946

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $133,719,978)		135,331,522

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2015

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 36.53%

MONEY MARKET FUNDS — 36.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,g,h]	81,826	$81,826,206
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,g,h]	2,380	2,380,238
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,g]	4,057	4,056,923

		88,263,367

TOTAL SHORT-TERM INVESTMENTS
(Cost: $88,263,367)		88,263,367

TOTAL INVESTMENTS IN SECURITIES — 134.84%
(Cost: $321,773,637)		325,793,953
Other Assets, Less Liabilities — (34.84)%		(84,184,706)

NET ASSETS — 100.00%		$241,609,247

BAB — Build America Bond

COP — Certificates of Participation

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

74	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® AGENCY BOND ETF

February 28, 2015

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[a] — 2.81%

ISRAEL — 2.75%
Israel Government AID Bond
0.00%, 09/15/20	$4	$3,576
5.50%, 09/18/23	2,500	3,108,472
5.50%, 12/04/23	2,500	3,119,639
5.50%, 04/26/24	5,000	6,268,349

		12,500,036
JORDAN — 0.06%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	250	258,642

		258,642

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $12,232,069)		12,758,678

U.S. GOVERNMENT AGENCY OBLIGATIONS — 94.14%
Fannie Mae Principal Strip
0.00%, 03/23/28	100	66,788
0.00%, 11/15/30	1,600	972,355
Federal Farm Credit Banks
0.19%, 09/14/16[b,c]	75	75,044
0.50%, 08/23/16[b]	2,000	2,000,790
1.69%, 04/09/20 (Call 04/03/15)[b]	50	49,589
2.00%, 04/04/22	489	484,328
4.88%, 01/27/20	250	287,845
5.13%, 07/09/29	267	335,291
5.15%, 11/15/19	1,889	2,188,295
5.41%, 04/17/36	250	336,221
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	600	639,427
Federal Home Loan Banks
1.00%, 06/09/17	3,000	3,011,985
1.63%, 12/09/16	14,020	14,263,398
1.95%, 07/24/18 (Call 07/24/15)	200	200,968
2.75%, 06/08/18	100	104,786
2.88%, 09/11/20	1,835	1,933,167
3.13%, 03/11/16	4,860	4,995,293
3.13%, 12/08/17[b]	385	405,786
4.00%, 09/01/28	810	908,264

Security	Principal (000s)	Value
4.50%, 09/13/19	$1,500	$1,689,662
5.25%, 12/11/20[b]	1,500	1,782,477
5.38%, 09/09/16	1,000	1,072,913
5.38%, 08/15/18	1,385	1,574,323
5.38%, 05/15/19	65	75,298
5.38%, 08/15/24[b]	935	1,171,762
5.50%, 07/15/36	230	320,955
5.75%, 06/12/26	6,000	7,874,825
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19[b]	3,723	3,368,493
0.40%, 05/27/16[b]	10,000	9,989,297
0.63%, 11/01/16	11,000	10,998,825
0.88%, 10/14/16	133	133,644
0.88%, 03/07/18	18,900	18,781,147
1.00%, 03/08/17[b]	300	301,785
1.00%, 06/29/17[b]	1,000	1,005,127
1.14%, 10/15/18 (Call 01/15/15)	800	792,078
1.20%, 06/12/18 (Call 06/12/15)[b]	10,000	9,933,124
1.25%, 05/12/17[b]	6,000	6,066,067
1.25%, 10/02/19[b]	140	138,086
2.00%, 08/25/16[b]	4,000	4,083,072
2.00%, 10/09/19	3,000	3,056,403
2.38%, 01/13/22	7,460	7,657,863
2.50%, 05/27/16[b]	985	1,009,404
6.25%, 07/15/32	8,814	13,053,183
6.75%, 03/15/31[b]	8,660	13,171,545
Federal National Mortgage Association
0.00%, 11/15/16[b]	4,000	3,952,608
0.00%, 06/01/17	107,397	105,336,202
0.00%, 10/09/19	9,000	8,203,208
0.00%, 05/15/30[b]	61	37,639
0.38%, 07/05/16[b]	238	237,504
0.50%, 03/30/16[b]	10,800	10,808,961
1.00%, 09/27/17	4,000	4,008,856
1.25%, 06/20/18 (Call 06/20/15)	13,952	13,870,181
1.63%, 01/21/20[b]	12,343	12,345,239
1.88%, 09/18/18[b]	750	765,861
2.25%, 03/15/16[b]	18,135	18,492,809
2.38%, 04/11/16[b]	7,632	7,795,209
5.00%, 03/15/16	22,500	23,568,127
5.38%, 06/12/17	1,000	1,103,082

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® AGENCY BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.63%, 07/15/37	$91	$130,125
6.00%, 04/18/36 (Call 04/18/16)[b]	1,167	1,237,767
6.21%, 08/06/38	647	1,000,397
6.25%, 05/15/29	100	142,705
6.32%, 12/20/27	1,890	2,598,574
7.13%, 01/15/30[b]	125	193,470
8.28%, 01/10/25[b]	350	524,624
Financing Corp. Fico
0.00%, 11/11/16	3,167	3,127,280
0.00%, 12/06/16	3,927	3,869,057
0.00%, 11/30/17	235	227,017
0.00%, 02/08/18	630	606,014
0.00%, 04/06/18	280	268,588
0.00%, 05/11/18	350	334,623
0.00%, 08/03/18	600	570,561
0.00%, 11/02/18	1,035	975,236
0.00%, 03/07/19	3,275	3,069,867
0.00%, 09/26/19	962	886,425
8.60%, 09/26/19	5,500	7,160,181
9.40%, 02/08/18	165	203,688
9.65%, 11/02/18[b]	2,035	2,630,633
9.80%, 11/30/17	400	493,052
9.80%, 04/06/18	4,085	5,134,274
10.35%, 08/03/18	3,135	4,072,526
10.70%, 10/06/17	780	969,961
Navient Solutions Inc.
0.00%, 10/03/22	3,770	3,125,336
NCUA Guaranteed Notes
Series A4
3.00%, 06/12/19	1,000	1,059,013
Series A5
3.45%, 06/12/21	999	1,087,301
Private Export Funding Corp.
Series DD
2.13%, 07/15/16	2,500	2,551,000
Series HH
1.45%, 08/15/19	3,500	3,430,875
Series JJ
1.88%, 07/15/18	1,000	1,008,790
Series KK
3.55%, 01/15/24	5,000	5,373,100

Security	Principal or Shares (000s)	Value
Tennessee Valley Authority
3.50%, 12/15/42[b]	$1,000	$1,010,655
4.50%, 04/01/18	216	236,851
4.63%, 09/15/60	511	598,683
5.25%, 09/15/39	1,750	2,288,510
5.50%, 07/18/17	1,000	1,106,734
5.88%, 04/01/36[b]	1,750	2,469,991

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $422,102,630)		428,659,948

SHORT-TERM INVESTMENTS — 19.90%

MONEY MARKET FUNDS — 19.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	73,332	73,331,798
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	5,970	5,970,230
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	11,316	11,315,743

		90,617,771

TOTAL SHORT-TERM INVESTMENTS
(Cost: $90,617,771)		90,617,771

TOTAL INVESTMENTS IN SECURITIES — 116.85%
(Cost: $524,952,470)		532,036,397
Other Assets, Less Liabilities — (16.85)%		(76,702,052)

NET ASSETS — 100.00%		$455,334,345

[a]	Investments are denominated in U.S. dollars.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

76	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MBS ETF

February 28, 2015

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.42%

MORTGAGE-BACKED SECURITIES — 99.42%
Federal Home Loan Mortgage Corp.
1.75%, 06/01/43[a]	$1,990	$2,036,180
2.30%, 12/01/38[a]	4,043	4,334,996
2.38%, 12/01/33[a]	221	236,055
2.47%, 05/01/43[a]	1,357	1,381,480
2.50%, 02/01/28	23,878	24,528,364
2.50%, 03/01/30[b]	86,087	88,225,250
2.50%, 03/01/45[b]	8,500	8,348,594
2.51%, 08/01/43[a]	495	507,670
2.61%, 01/01/42[a]	5,618	5,926,786
2.91%, 09/01/41[a]	3,973	4,233,268
2.98%, 05/01/42[a]	2,408	2,494,611
3.00%, 04/01/27	2,444	2,566,772
3.00%, 05/01/27	21,661	22,719,762
3.00%, 06/01/27	5,887	6,173,150
3.00%, 07/01/27	668	701,385
3.00%, 08/01/27	1,906	1,999,378
3.00%, 09/01/27	10,465	10,982,335
3.00%, 11/01/27	2,852	2,992,694
3.00%, 12/01/27	1,955	2,048,369
3.00%, 01/01/28	1,078	1,131,416
3.00%, 05/01/29	26,267	27,513,848
3.00%, 03/01/30[b]	12,500	13,078,125
3.00%, 05/01/33	10,899	11,303,469
3.00%, 04/01/43	71,783	73,286,095
3.00%, 03/01/45[b]	124,676	126,975,180
3.03%, 11/01/40[a]	2,241	2,387,180
3.15%, 11/01/40[a]	1,949	2,071,532
3.19%, 08/01/41[a]	788	832,452
3.29%, 11/01/40[a]	3,392	3,590,281
3.34%, 07/01/41[a]	410	431,784
3.44%, 11/01/41[a]	7,657	8,093,226
3.50%, 11/01/25	9,024	9,589,462
3.50%, 03/01/26	5,215	5,541,817
3.50%, 06/01/26	2,391	2,540,570
3.50%, 08/01/26	2,648	2,814,351
3.50%, 03/01/30[b]	20,000	21,218,750
3.50%, 03/01/32	12,822	13,520,418

Security	Principal (000s)	Value
3.50%, 08/01/32	$13,823	$14,579,334
3.50%, 10/01/42	4,993	5,234,310
3.50%, 11/01/42	4,207	4,409,847
3.50%, 06/01/43	5,576	5,872,473
3.50%, 03/01/45[b]	308,400	322,711,687
4.00%, 05/01/25	5,787	6,186,420
4.00%, 10/01/25	4,317	4,612,963
4.00%, 02/01/26	4,313	4,590,821
4.00%, 03/01/30[b]	6,443	6,810,452
4.00%, 09/01/41	14,003	15,106,828
4.00%, 02/01/42	23,676	25,493,761
4.00%, 07/01/44	11,420	12,337,843
4.00%, 03/01/45[b]	269,373	288,018,662
4.50%, 04/01/22	2,664	2,838,879
4.50%, 05/01/23	3,907	4,163,299
4.50%, 07/01/24	2,493	2,690,817
4.50%, 08/01/24	766	827,226
4.50%, 09/01/24	1,313	1,417,186
4.50%, 10/01/24	1,884	2,034,369
4.50%, 03/01/30[b]	2,831	2,969,454
4.50%, 08/01/30	5,277	5,755,141
4.50%, 03/01/39	12,679	13,943,538
4.50%, 05/01/39	14,803	16,279,520
4.50%, 10/01/39	16,709	18,160,210
4.50%, 09/01/40	14,126	15,353,960
4.50%, 02/01/41	12,691	13,803,307
4.50%, 05/01/41	13,792	15,259,315
4.50%, 03/01/45[b]	97,900	106,145,016
5.00%, 11/01/18	1,275	1,345,696
5.00%, 08/01/19	1,797	1,895,964
5.00%, 12/01/24	4,173	4,458,404
5.00%, 08/01/25	3,132	3,458,497
5.00%, 03/01/30[b]	161	169,302
5.00%, 06/01/33	1,261	1,399,249
5.00%, 12/01/33	4,477	4,970,400
5.00%, 07/01/35	15,251	16,927,381
5.00%, 01/01/36	2,342	2,594,110
5.00%, 01/01/37	2,917	3,231,789
5.00%, 02/01/37	2,520	2,791,944
5.00%, 02/01/38	3,583	3,970,947
5.00%, 03/01/38	11,589	12,804,029
5.00%, 12/01/38	2,395	2,645,400
5.00%, 08/01/39	16,247	18,146,080

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2015

Security	Principal (000s)	Value
5.00%, 01/01/40	$1,261	$1,395,278
5.00%, 04/01/40	1,400	1,549,863
5.00%, 07/01/40	807	892,834
5.00%, 08/01/40	11,390	12,883,860
5.00%, 09/01/40	6,585	7,292,541
5.00%, 08/01/41	9,011	10,061,526
5.00%, 03/01/45[b]	31	34,766
5.50%, 07/01/31	1	366
5.50%, 04/01/32	82	92,462
5.50%, 09/01/32	234	262,194
5.50%, 10/01/32	48	53,682
5.50%, 12/01/32	22	24,457
5.50%, 04/01/33	1	1,484
5.50%, 05/01/33	36	40,423
5.50%, 06/01/33	46	52,255
5.50%, 07/01/33	104	117,547
5.50%, 09/01/33	6	7,014
5.50%, 10/01/33	531	596,963
5.50%, 01/01/34	2	2,739
5.50%, 02/01/34	4,444	4,994,336
5.50%, 03/01/34	1,015	1,141,101
5.50%, 08/01/34	142	158,727
5.50%, 10/01/34	587	661,811
5.50%, 11/01/34	12	13,803
5.50%, 12/01/34	638	719,615
5.50%, 01/01/35	7,822	8,817,178
5.50%, 02/01/35	2,041	2,298,607
5.50%, 04/01/35	296	330,434
5.50%, 05/01/35	3,818	4,295,282
5.50%, 06/01/35	10,154	11,429,856
5.50%, 07/01/35	42	47,612
5.50%, 08/01/35	165	183,966
5.50%, 10/01/35	367	411,995
5.50%, 12/01/35	2,059	2,316,057
5.50%, 02/01/36	3	2,898
5.50%, 03/01/36	111	123,869
5.50%, 05/01/36	2,582	2,891,020
5.50%, 07/01/36	4,867	5,447,391
5.50%, 08/01/36	600	671,759
5.50%, 04/01/38	5,272	5,936,327
5.50%, 05/01/38	1,862	2,081,399
5.50%, 12/01/38	24	26,843
5.50%, 01/01/39	8,259	9,306,252

Security	Principal (000s)	Value
5.50%, 09/01/39	$4,441	$4,981,658
5.50%, 11/01/39	8,276	9,381,403
5.50%, 03/01/45[b]	163	181,923
6.00%, 09/01/36	1,989	2,263,860
6.00%, 10/01/36	2,000	2,290,401
6.00%, 02/01/37	1,925	2,182,957
6.00%, 11/01/37	3,063	3,466,643
6.00%, 09/01/38	6,938	7,893,763
6.00%, 03/01/45[b]	9,372	10,601,029
Federal National Mortgage Association
1.91%, 04/01/43[a]	3,269	3,377,185
2.07%, 06/01/43[a]	8,760	8,908,290
2.36%, 12/01/38[a]	1,621	1,737,806
2.43%, 02/01/42[a]	8,596	8,988,869
2.49%, 08/01/42[a]	12,698	13,110,274
2.50%, 05/01/27	16,201	16,639,253
2.50%, 10/01/27	16,194	16,632,649
2.50%, 03/01/30[b]	213,476	218,679,635
2.50%, 03/01/45[b]	18,113	17,832,815
2.79%, 08/01/41[a]	1,300	1,378,959
2.93%, 10/01/41[a]	6,727	7,152,460
3.00%, 01/01/27	14,362	15,072,527
3.00%, 11/01/27	27,539	28,935,548
3.00%, 10/01/29	479	501,053
3.00%, 03/01/30[b]	210,900	220,851,844
3.00%, 05/01/33	2,864	2,974,652
3.00%, 03/01/42	741	756,750
3.00%, 02/01/43	66	67,807
3.00%, 03/01/43	502	512,850
3.00%, 04/01/43	15,522	15,848,880
3.00%, 05/01/43[c]	169,515	173,057,831
3.00%, 06/01/43	29,842	30,463,376
3.00%, 07/01/43	25,730	26,260,341
3.00%, 08/01/43	22,273	22,728,241
3.00%, 09/01/43	27,177	27,730,604
3.00%, 10/01/43	2,203	2,247,231
3.00%, 11/01/43	156	158,781
3.00%, 12/01/43	7,922	8,085,398
3.00%, 01/01/44	485	494,667
3.00%, 11/01/44	39,683	40,523,359
3.00%, 03/01/45[b]	154,305	157,197,838
3.31%, 09/01/41[a]	562	593,186

78	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2015

Security	Principal (000s)	Value
3.50%, 04/01/27	$6,757	$7,208,835
3.50%, 03/01/30[b]	96,050	101,858,023
3.50%, 01/01/32	6,178	6,525,122
3.50%, 02/01/32	9,003	9,507,610
3.50%, 04/01/32	18,028	19,036,092
3.50%, 06/01/32	3,085	3,276,065
3.50%, 08/01/32	5,616	5,931,561
3.50%, 05/01/42	4,005	4,221,148
3.50%, 12/01/42	6,544	6,882,329
3.50%, 05/01/43	54,249	56,929,604
3.50%, 06/01/43	23,066	24,209,082
3.50%, 03/01/45[b]	455,884	477,752,186
4.00%, 03/01/24	3,794	4,018,237
4.00%, 10/01/25	9,106	9,711,956
4.00%, 11/01/25	4,406	4,681,346
4.00%, 03/01/26	2,642	2,822,666
4.00%, 06/01/26	16,059	17,163,496
4.00%, 09/01/26	6,019	6,432,888
4.00%, 03/01/30[b]	29,000	30,635,781
4.00%, 12/01/30	4,034	4,346,424
4.00%, 01/01/31	2,561	2,765,324
4.00%, 02/01/31	2,163	2,330,233
4.00%, 10/01/31	6,153	6,645,663
4.00%, 02/01/32	14,979	16,182,363
4.00%, 11/01/41	14,581	15,679,137
4.00%, 01/01/42	8,075	8,683,598
4.00%, 03/01/42	29,102	31,294,823
4.00%, 03/01/45[b]	541,983	579,413,701
4.50%, 09/01/18	1,819	1,906,636
4.50%, 04/01/19	1,156	1,215,013
4.50%, 11/01/22	2,503	2,643,314
4.50%, 06/01/23	803	848,616
4.50%, 03/01/24	684	718,870
4.50%, 10/01/24	3,623	3,907,375
4.50%, 02/01/25	4,030	4,344,175
4.50%, 04/01/25	4,974	5,364,182
4.50%, 06/01/25	4,403	4,749,638
4.50%, 03/01/30[b]	7,000	7,329,219
4.50%, 08/01/31	9,081	9,927,914
4.50%, 05/01/39	5,017	5,508,306
4.50%, 09/01/40	10,059	10,971,438
4.50%, 12/01/40	7,537	8,221,191
4.50%, 01/01/41	16,638	18,146,388

Security	Principal (000s)	Value
4.50%, 04/01/41	$15,751	$17,277,492
4.50%, 05/01/41	32,979	36,090,998
4.50%, 06/01/41	9,254	10,152,039
4.50%, 08/01/41	14,330	15,637,660
4.50%, 09/01/41	33,743	37,002,748
4.50%, 03/01/45[b]	185,200	201,260,312
5.00%, 08/01/20	2,400	2,530,874
5.00%, 07/01/23	4,856	5,242,042
5.00%, 12/01/23	2,288	2,484,017
5.00%, 05/01/25	1,049	1,117,766
5.00%, 03/01/30[b]	3,283	3,454,332
5.00%, 11/01/33	8,263	9,203,548
5.00%, 03/01/39	2,908	3,269,199
5.00%, 12/01/39	2,766	3,068,989
5.00%, 01/01/40	67	74,437
5.00%, 04/01/40	5,614	6,231,248
5.00%, 05/01/40	490	543,685
5.00%, 06/01/40	598	666,366
5.00%, 07/01/40	4,566	5,072,672
5.00%, 08/01/40	22,845	25,735,904
5.00%, 09/01/40	200	221,897
5.00%, 10/01/40	580	647,767
5.00%, 02/01/41	42	46,603
5.00%, 03/01/41	7,741	8,609,226
5.00%, 04/01/41	14,890	16,687,294
5.00%, 05/01/41	45,092	50,333,021
5.00%, 06/01/41	3,609	4,045,035
5.00%, 08/01/41	5,321	5,986,282
5.00%, 03/01/45[b]	163,272	181,129,869
5.50%, 12/01/19	2,990	3,159,723
5.50%, 05/01/33	3,216	3,635,019
5.50%, 11/01/33	6,425	7,262,491
5.50%, 09/01/34	4,666	5,274,101
5.50%, 04/01/36	8,661	9,728,279
5.50%, 05/01/36	1,786	2,009,596
5.50%, 09/01/36	12,418	14,023,869
5.50%, 08/01/37	11,212	12,620,545
5.50%, 03/01/38	4,844	5,454,879
5.50%, 07/01/38	3,506	3,983,817
5.50%, 11/01/38	3,762	4,271,217
5.50%, 07/01/40	8,581	9,770,546
5.50%, 09/01/40	23,051	26,232,869
5.50%, 03/01/45[b]	357	400,956

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2015

Security	Principal (000s)	Value
6.00%, 03/01/34	$4,735	$5,440,656
6.00%, 05/01/34	799	924,327
6.00%, 08/01/34	1,572	1,798,750
6.00%, 11/01/34	517	591,417
6.00%, 06/01/36	3,050	3,478,393
6.00%, 08/01/36	3,234	3,681,510
6.00%, 03/01/38	1,912	2,199,052
6.00%, 05/01/38	4,521	5,152,888
6.00%, 08/01/38	350	396,723
6.00%, 06/01/39	13,842	15,845,218
6.00%, 10/01/39	1,136	1,306,339
6.00%, 03/01/45[b]	2,896	3,288,316
6.50%, 08/01/36	135	159,205
6.50%, 09/01/36	952	1,097,378
6.50%, 10/01/36	145	166,195
6.50%, 12/01/36	162	187,686
6.50%, 07/01/37	246	281,596
6.50%, 08/01/37	7,590	8,802,824
6.50%, 10/01/37	450	514,942
6.50%, 11/01/37	62	70,567
6.50%, 12/01/37	338	386,698
6.50%, 06/01/38	124	150,273
6.50%, 10/01/39	7,352	8,408,498
6.50%, 05/01/40	4,892	5,594,571
7.00%, 04/01/37	2,470	2,790,832
Government National Mortgage Association
3.00%, 07/15/27	14,728	15,559,670
3.00%, 09/15/42	788	811,432
3.00%, 10/15/42	2,286	2,358,861
3.00%, 04/15/43	97	99,680
3.00%, 09/20/43	4,787	4,926,468
3.00%, 11/20/43	168	172,949
3.00%, 12/20/43	53	54,323
3.00%, 01/20/44	15,204	15,647,593
3.00%, 02/20/44	3,903	4,016,650
3.00%, 03/20/44	5,108	5,256,832
3.00%, 04/20/44	89	91,966
3.00%, 06/20/44	938	965,017
3.00%, 07/20/44	3,698	3,805,747
3.00%, 08/20/44	112,091	115,361,847
3.00%, 10/15/44	4,966	5,112,552
3.00%, 03/01/45[b]	138,500	142,170,141

Security	Principal (000s)	Value
3.50%, 01/15/41	$142	$148,927
3.50%, 09/15/41	1,136	1,196,454
3.50%, 11/15/41	364	383,027
3.50%, 12/15/41	11,493	12,096,736
3.50%, 01/15/42	1,797	1,890,866
3.50%, 02/15/42	348	366,009
3.50%, 03/15/42	321	338,301
3.50%, 04/15/42	493	518,582
3.50%, 07/15/42	1,362	1,432,716
3.50%, 08/20/42	86,210	90,712,681
3.50%, 09/15/42	4,605	4,879,230
3.50%, 10/15/42	5,023	5,296,124
3.50%, 10/20/42	5,377	5,657,789
3.50%, 11/15/42	3,807	4,006,182
3.50%, 01/15/43	481	505,994
3.50%, 02/15/43	468	492,292
3.50%, 03/15/43	2,145	2,281,735
3.50%, 05/15/43	4,329	4,572,420
3.50%, 06/15/43	6,007	6,322,987
3.50%, 06/20/43	8,470	8,912,983
3.50%, 08/15/43	2,409	2,535,232
3.50%, 10/20/43	2,836	2,984,428
3.50%, 11/20/43	71	74,191
3.50%, 01/20/44	16,363	17,218,626
3.50%, 02/20/44	24,103	25,362,715
3.50%, 06/20/44	25,853	27,206,455
3.50%, 07/20/44	752	791,551
3.50%, 08/20/44	45,550	47,936,401
3.50%, 09/15/44	799	845,841
3.50%, 09/20/44	71,501	75,250,733
3.50%, 03/01/45[b]	157,500	165,186,562
4.00%, 09/20/40	11,155	11,959,815
4.00%, 01/15/41	223	239,789
4.00%, 01/20/41	5,198	5,573,296
4.00%, 02/15/41	14,397	15,522,916
4.00%, 03/15/41	2,189	2,388,975
4.00%, 04/15/41	9,828	10,685,697
4.00%, 05/15/41	1,781	1,944,059
4.00%, 07/15/41	6,384	6,863,048
4.00%, 09/15/41	554	596,014
4.00%, 09/20/41	7,671	8,189,672
4.00%, 12/15/41	3,475	3,789,973
4.00%, 12/20/41	31,599	33,702,652

80	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2015

Security	Principal (000s)	Value
4.00%, 01/15/42	$1,922	$2,097,458
4.00%, 01/20/42	14,440	15,401,451
4.00%, 02/15/42	8,947	9,755,857
4.00%, 03/15/42	13,607	14,851,319
4.00%, 04/15/42	11,062	11,885,629
4.00%, 05/15/42	2,542	2,774,357
4.00%, 08/15/42	3,268	3,567,634
4.00%, 10/15/42	893	967,345
4.00%, 03/15/44	577	619,374
4.00%, 08/15/44	192	206,133
4.00%, 08/20/44	19,078	20,345,186
4.00%, 10/20/44	57,363	61,217,712
4.00%, 11/20/44	12,865	13,732,912
4.00%, 01/20/45	6,497	6,936,103
4.00%, 03/01/45[b]	133,000	141,416,406
4.50%, 04/15/39	1,340	1,470,387
4.50%, 08/15/39	9,636	10,581,731
4.50%, 11/20/39	3,258	3,556,037
4.50%, 01/20/40	3,481	3,802,803
4.50%, 06/15/40	13,689	15,064,171
4.50%, 07/15/40	12,449	13,689,271
4.50%, 08/15/40	28,359	31,191,228
4.50%, 08/20/40	5,935	6,476,949
4.50%, 10/20/40	13,812	15,071,624
4.50%, 04/20/41	14,201	15,477,170
4.50%, 06/20/41	18,935	20,621,072
4.50%, 09/20/41	8,858	9,641,649
4.50%, 11/20/41	8,492	9,241,860
4.50%, 03/01/45[b]	80,000	86,896,562
5.00%, 05/20/33	884	991,156
5.00%, 07/20/35	3,905	4,370,322
5.00%, 12/15/36	14,774	16,642,314
5.00%, 01/15/39	6,312	7,033,040
5.00%, 07/15/39	17,014	19,037,259
5.00%, 10/20/39	6,192	6,928,732
5.00%, 05/15/40	3,645	4,078,462
5.00%, 07/20/40	21,456	24,013,123
5.00%, 08/20/40	6,116	6,844,914
5.00%, 11/20/41	13,822	15,464,287
5.00%, 07/20/42	2,987	3,341,481
5.50%, 11/20/34	4,406	4,981,538
5.50%, 03/15/36	3,256	3,735,231
5.50%, 03/20/36	978	1,104,941

Security	Principal or Shares (000s)	Value
5.50%, 07/20/36	$1,442	$1,631,004
5.50%, 06/20/38	5,765	6,466,915
5.50%, 10/15/38	4,098	4,625,976
5.50%, 03/20/39	3,445	3,893,735
5.50%, 12/15/39	1,030	1,162,163
5.50%, 01/15/40	7,954	8,981,504
5.50%, 07/20/40	8,141	9,100,341
6.00%, 03/15/37	7,207	8,389,441
6.00%, 09/20/38	9,481	10,774,154
6.00%, 12/15/38	3,168	3,609,232
6.00%, 11/15/39	1,373	1,564,709
6.00%, 03/01/45[b]	7,000	7,964,687
6.50%, 10/20/38	3,658	4,195,943

		6,830,257,922

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $6,752,795,261)		6,830,257,922

SHORT-TERM INVESTMENTS — 54.58%

MONEY MARKET FUNDS — 54.58%
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e]	3,750,086	3,750,086,294
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	100	100,000

		3,750,186,294

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,750,186,294)		3,750,186,294

TOTAL INVESTMENTS IN SECURITIES — 154.00%
(Cost: $10,502,981,555)		10,580,444,216
Other Assets, Less Liabilities — (54.00)%		(3,710,185,254)

NET ASSETS — 100.00%		$6,870,258,962

[a]	Variable rate security. Rate shown is as of report date.
[b]	To-be-announced (TBA). See Note 1.
[c]	All or a portion of this security has been pledged as collateral for TBA transactions. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	81

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2015

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,615,409,505	$233,047,853	$434,334,699
Affiliated (Note 2)	630,163,280	88,725,784	90,617,771

Total cost of investments	$2,245,572,785	$321,773,637	$524,952,470

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,639,383,936	$237,067,836	$441,418,626
Affiliated (Note 2)	630,176,484	88,726,117	90,617,771

Total fair value of investments	2,269,560,420	325,793,953	532,036,397
Cash	—	28,863	—
Receivables:
Investment securities sold	6,567,609	957,929	—
Due from custodian (Note 4)	50,800	102,388	—
Interest	9,740,629	1,590,552	2,764,158
Capital shares sold	6,191,145	—	—

Total Assets	2,292,110,603	328,473,685	534,800,555

LIABILITIES
Payables:
Investment securities purchased	22,707,954	2,621,789	—
Collateral for securities on loan (Note 1)	614,986,918	84,206,444	79,302,028
Capital shares redeemed	—	—	97,117
Due to custodian	483	—	—
Investment advisory fees (Note 2)	248,288	36,205	67,065

Total Liabilities	637,943,643	86,864,438	79,466,210

NET ASSETS	$1,654,166,960	$241,609,247	$455,334,345

Net assets consist of:
Paid-in capital	$1,628,828,567	$237,549,689	$447,796,685
Undistributed net investment income	2,227,338	317,789	488,716
Accumulated net realized loss	(876,580)	(278,547)	(34,983)
Net unrealized appreciation	23,987,635	4,020,316	7,083,927

NET ASSETS	$1,654,166,960	$241,609,247	$455,334,345

Shares outstanding[b]	14,850,000	2,100,000	4,000,000

Net asset value per share	$111.39	$115.05	$113.83

[a]	Securities on loan with values of $598,935,718, $82,114,349 and $77,351,643, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

82	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2015

iShares MBS ETF

ASSETS
Investments, at cost:
Unaffiliated	$6,752,795,261
Affiliated (Note 2)	3,750,186,294

Total cost of investments	$10,502,981,555

Investments in securities, at fair value (Note 1):
Unaffiliated	$6,830,257,922
Affiliated (Note 2)	3,750,186,294

Total fair value of investments	10,580,444,216
Receivables:
Investment securities sold	85,020,871
Interest	14,941,431
Capital shares sold	21,992,919

Total Assets	10,702,399,437

LIABILITIES
Payables:
Investment securities purchased	3,830,769,747
Due to broker for TBA collateral (Note 1)	72,000
Due to custodian	96
Investment advisory fees (Note 2)	1,298,632

Total Liabilities	3,832,140,475

NET ASSETS	$6,870,258,962

Net assets consist of:
Paid-in capital	$6,715,316,440
Undistributed net investment income	39,048,871
Undistributed net realized gain	38,430,990
Net unrealized appreciation	77,462,661

NET ASSETS	$6,870,258,962

Shares outstanding[a]	62,500,000

Net asset value per share	$109.92

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	83

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2015

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$26,722,669	$3,160,309	$5,739,180
Interest — affiliated (Note 2)	40,049	5,265	120
Securities lending income — affiliated (Note 2)	621,773	50,830	85,991

Total investment income	27,384,491	3,216,404	5,825,291

EXPENSES
Investment advisory fees (Note 2)	2,850,862	285,736	760,826

Total expenses	2,850,862	285,736	760,826

Net investment income	24,533,629	2,930,668	5,064,465

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(207,645)	59,655	303,078
Investments — affiliated (Note 2)	3,197	—	—
In-kind redemptions — unaffiliated	6,924,005	1,479,257	1,472,260
In-kind redemptions — affiliated (Note 2)	7,374	1	—

Net realized gain	6,726,931	1,538,913	1,775,338

Net change in unrealized appreciation/depreciation	5,679,751	1,584,372	5,054,425

Net realized and unrealized gain	12,406,682	3,123,285	6,829,763

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,940,311	$6,053,953	$11,894,228

See notes to financial statements.

84	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2015

iShares MBS ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$93,258,125
Interest — affiliated (Note 2)	3,293,243

Total investment income	96,551,368

EXPENSES
Investment advisory fees (Note 2)	15,359,052

Total expenses	15,359,052

Net investment income	81,192,316

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	111,330,605
In-kind redemptions — unaffiliated	45,129

Net realized gain	111,375,734

Net change in unrealized appreciation/depreciation	95,836,974

Net realized and unrealized gain	207,212,708

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$288,405,024

See notes to financial statements.

FINANCIAL STATEMENTS	85

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Intermediate Government/Credit Bond ETF		iShares Government/Credit Bond ETF
	Year ended February 28, 2015	Year ended February 28, 2014	Year ended February 28, 2015	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$24,533,629	$21,084,377	$2,930,668	$3,342,082
Net realized gain	6,726,931	4,563,943	1,538,913	3,688,285
Net change in unrealized appreciation/depreciation	5,679,751	(22,261,059)	1,584,372	(8,334,072)

Net increase (decrease) in net assets resulting from operations	36,940,311	3,387,261	6,053,953	(1,303,705)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(24,144,692)	(20,821,180)	(2,892,176)	(3,419,469)

Total distributions to shareholders	(24,144,692)	(20,821,180)	(2,892,176)	(3,419,469)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	542,717,734	330,252,084	149,371,677	71,600,764
Cost of shares redeemed	(171,877,133)	(153,798,182)	(56,265,939)	(110,873,554)

Net increase (decrease) in net assets from capital share transactions	370,840,601	176,453,902	93,105,738	(39,272,790)

INCREASE (DECREASE) IN NET ASSETS	383,636,220	159,019,983	96,267,515	(43,995,964)

NET ASSETS
Beginning of year	1,270,530,740	1,111,510,757	145,341,732	189,337,696

End of year	$1,654,166,960	$1,270,530,740	$241,609,247	$145,341,732

Undistributed net investment income included in net assets at end of year	$2,227,338	$1,833,320	$317,789	$279,297

SHARES ISSUED AND REDEEMED
Shares sold	4,900,000	3,000,000	1,300,000	650,000
Shares redeemed	(1,550,000)	(1,400,000)	(500,000)	(1,000,000)

Net increase (decrease) in shares outstanding	3,350,000	1,600,000	800,000	(350,000)

See notes to financial statements.

86	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Agency Bond ETF		iShares MBS ETF
	Year ended February 28, 2015	Year ended February 28, 2014	Year ended February 28, 2015	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,064,465	$4,866,351	$81,192,316	$79,879,245
Net realized gain (loss)	1,775,338	(796,280)	111,375,734	(15,647,150)
Net change in unrealized appreciation/depreciation	5,054,425	(5,234,486)	95,836,974	(92,636,973)

Net increase (decrease) in net assets resulting from operations	11,894,228	(1,164,415)	288,405,024	(28,404,878)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,044,478)	(4,805,905)	(48,645,750)	(75,792,309)
From net realized gain	—	—	(56,011,806)	—

Total distributions to shareholders	(5,044,478)	(4,805,905)	(104,657,556)	(75,792,309)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	164,501,337	88,774,407	2,531,776,894	1,635,370,259
Cost of shares redeemed	(96,492,592)	(127,570,698)	(1,415,544,407)	(2,270,900,131)

Net increase (decrease) in net assets from capital share transactions	68,008,745	(38,796,291)	1,116,232,487	(635,529,872)

INCREASE (DECREASE) IN NET ASSETS	74,858,495	(44,766,611)	1,299,979,955	(739,727,059)

NET ASSETS
Beginning of year	380,475,850	425,242,461	5,570,279,007	6,310,006,066

End of year	$455,334,345	$380,475,850	$6,870,258,962	$5,570,279,007

Undistributed net investment income included in net assets at end of year	$488,716	$466,314	$39,048,871	$6,401,324

SHARES ISSUED AND REDEEMED
Shares sold	1,450,000	800,000	23,400,000	15,300,000
Shares redeemed	(850,000)	(1,150,000)	(13,100,000)	(21,500,000)

Net increase (decrease) in shares outstanding	600,000	(350,000)	10,300,000	(6,200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	87

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$110.48	$112.27	$111.59	$107.81	$106.48

Income from investment operations:
Net investment income[a]	1.91	1.95	2.30	2.86	3.09
Net realized and unrealized gain (loss)[b]	0.90	(1.81)	0.72	3.81	1.31

Total from investment operations	2.81	0.14	3.02	6.67	4.40

Less distributions from:
Net investment income	(1.90)	(1.93)	(2.34)	(2.89)	(3.07)

Total distributions	(1.90)	(1.93)	(2.34)	(2.89)	(3.07)

Net asset value, end of year	$111.39	$110.48	$112.27	$111.59	$107.81

Total return	2.56%	0.14%	2.73%	6.27%	4.21%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,654,167	$1,270,531	$1,111,511	$725,326	$517,474
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.72%	1.77%	2.05%	2.60%	2.86%
Portfolio turnover rate[c]	22%	30%	15%	21%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$111.80	$114.75	$113.91	$107.56	$105.93

Income from investment operations:
Net investment income[a]	2.32	2.53	2.83	3.40	3.42
Net realized and unrealized gain (loss)[b]	3.28	(2.89)	0.87	6.38	1.63

Total from investment operations	5.60	(0.36)	3.70	9.78	5.05

Less distributions from:
Net investment income	(2.35)	(2.59)	(2.86)	(3.43)	(3.42)

Total distributions	(2.35)	(2.59)	(2.86)	(3.43)	(3.42)

Net asset value, end of year	$115.05	$111.80	$114.75	$113.91	$107.56

Total return	5.05%	(0.29)%	3.27%	9.24%	4.86%

Ratios/Supplemental data:
Net assets, end of year (000s)	$241,609	$145,342	$189,338	$136,688	$107,559
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.05%	2.26%	2.47%	3.06%	3.17%
Portfolio turnover rate[c]	15%	34%	14%	27%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Agency Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$111.90	$113.40	$112.80	$109.49	$108.77

Income from investment operations:
Net investment income[a]	1.50	1.36	1.32	1.79	2.00
Net realized and unrealized gain (loss)[b]	1.94	(1.52)	0.64	3.35	0.78

Total from investment operations	3.44	(0.16)	1.96	5.14	2.78

Less distributions from:
Net investment income	(1.51)	(1.34)	(1.36)	(1.83)	(2.06)

Total distributions	(1.51)	(1.34)	(1.36)	(1.83)	(2.06)

Net asset value, end of year	$113.83	$111.90	$113.40	$112.80	$109.49

Total return	3.08%	(0.12)%	1.75%	4.74%	2.61%

Ratios/Supplemental data:
Net assets, end of year (000s)	$455,334	$380,476	$425,242	$360,969	$405,125
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.33%	1.22%	1.16%	1.61%	1.82%
Portfolio turnover rate[c]	68%	106%	75%	74%	45%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MBS ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$106.71	$108.05	$108.12	$105.31	$107.36

Income from investment operations:
Net investment income[a]	1.42	1.46	1.46	2.41	0.83
Net realized and unrealized gain (loss)[b]	3.61	(1.41)	0.48	3.95	3.39

Total from investment operations	5.03	0.05	1.94	6.36	4.22

Less distributions from:
Net investment income	(0.85)	(1.39)	(1.63)	(3.55)	(1.55)
Net realized gain	(0.97)	—	(0.38)	—	(4.72)

Total distributions	(1.82)	(1.39)	(2.01)	(3.55)	(6.27)

Net asset value, end of year	$109.92	$106.71	$108.05	$108.12	$105.31

Total return	4.75%	0.06%	1.80%	6.13%	3.96%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,870,259	$5,570,279	$6,310,006	$4,595,255	$2,337,954
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.31%	1.38%	1.35%	2.24%	0.77%
Portfolio turnover rate[c,d]	936%	560%	581%	552%	1,128%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Intermediate Government/Credit Bond	Diversified
Government/Credit Bond	Diversified
Agency Bond	Diversified
MBS	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

92	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Intermediate Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$516,217,248	$—	$516,217,248
Foreign Government Obligations	—	93,642,943	—	93,642,943
Municipal Debt Obligations	—	2,818,560	—	2,818,560
U.S. Government & Agency Obligations	—	1,029,723,972	—	1,029,723,972
Money Market Funds	627,157,697	—	—	627,157,697

	$627,157,697	$1,642,402,723	$—	$2,269,560,420

Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$85,867,941	$—	$85,867,941
Foreign Government Obligations	—	13,075,988	—	13,075,988
Municipal Debt Obligations	—	3,255,135	—	3,255,135
U.S. Government & Agency Obligations	—	135,331,522	—	135,331,522
Money Market Funds	88,263,367	—	—	88,263,367

	$88,263,367	$237,530,586	$—	$325,793,953

Agency Bond
Assets:
Foreign Government Obligations	$—	$12,758,678	$—	$12,758,678
U.S. Government Agency Obligations	—	428,659,948	—	428,659,948
Money Market Funds	90,617,771	—	—	90,617,771

	$90,617,771	$441,418,626	$—	$532,036,397

MBS
Assets:
U.S. Government Agency Obligations	$—	$6,830,257,922	$—	$6,830,257,922
Money Market Funds	3,750,186,294	—	—	3,750,186,294

	$3,750,186,294	$6,830,257,922	$—	$10,580,444,216

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

94	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

WHEN-ISSUED/TBA TRANSACTIONS

The iShares MBS ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® TRUST

BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Intermediate Government/Credit Bond	$598,935,718	$598,935,718	$—
Government/Credit Bond	82,114,349	82,114,349	—
Agency Bond	77,351,643	77,351,643	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Intermediate Government/Credit Bond	0.20%
Government/Credit Bond	0.20
Agency Bond	0.20

96	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $211 billion
0.2257	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 28, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Intermediate Government/Credit Bond	$266,474
Government/Credit Bond	21,784
Agency Bond	36,376

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Continued)

iSHARES® TRUST

Cross trades for the year ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended February 28, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
Intermediate Government/Credit Bond
PNC Bank N.A.
1.30%, 10/03/16	250	500	—	750	$752,980	$4,064	$—
1.50%, 02/23/18	—	1,000	—	1,000	1,000,250	—	—
PNC Financial Services Group Inc. (The)
3.90%, 4/29/24	—	500	—	500	519,259	6,013	—
PNC Funding Corp.
3.30%, 03/08/22	700	—	(300)	400	416,290	19,297	7,374
4.38%, 08/11/20	—	300	—	300	330,008	6,997	—
5.25%, 11/15/15	135	—	(135)	—	—	3,425	3,197

					$3,018,787	$39,796	$10,571

Government/Credit Bond
PNC Funding Corp.
2.70%, 09/19/16	—	400	(100)	300	$306,641	$1,081	$1
3.30%, 03/08/22	100	50	—	150	156,109	4,122	—

					$462,750	$5,203	$1

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

98	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2015 were as follows:

	U.S. Government Obligations
iShares ETF	Purchases	Sales	Purchases	Sales
Intermediate Government/Credit Bond	$366,372,540	$243,486,314	$158,888,773	$59,267,435
Government/Credit Bond	54,745,900	15,014,218	37,642,225	6,311,980
Agency Bond	251,658,842	224,646,372	47,585,722	32,023,778
MBS	58,225,645,545	57,103,501,843	—	—

In-kind transactions (see Note 4) for the year ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Intermediate Government/Credit Bond	$324,148,613	$169,836,415
Government/Credit Bond	76,069,492	55,484,186
Agency Bond	121,815,127	95,206,488
MBS	—	6,644,983

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences

100	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

as of February 28, 2015, attributable to the use of equalization, amortization methods on fixed income securities, and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Intermediate Government/Credit Bond	$6,730,775	$5,081	$(6,735,856)
Government/Credit Bond	1,471,771	—	(1,471,771)
Agency Bond	1,537,932	2,415	(1,540,347)
MBS	2,325,512	100,981	(2,426,493)

The tax character of distributions paid during the years ended February 28, 2015 and February 28, 2014 was as follows:

iShares ETF	2015	2014
Intermediate Government/Credit Bond
Ordinary income	$24,144,692	$20,821,180

Government/Credit Bond
Ordinary income	$2,892,176	$3,419,469

Agency Bond
Ordinary income	$5,044,478	$4,805,905

MBS
Ordinary income	$104,657,556	$75,792,309

As of February 28, 2015, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Intermediate Government/Credit Bond	$2,227,338	$(686,903)	$23,817,754	$(19,796)	$25,338,393
Government/Credit Bond	317,789	(260,473)	4,003,544	(1,302)	4,059,558
Agency Bond	488,716	—	7,070,111	(21,167)	7,537,660
MBS	78,975,082	—	75,967,440	—	154,942,522

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2015, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
Intermediate Government/Credit Bond	$504,660	$163,724	$18,519	$686,903
Government/Credit Bond	197,364	—	63,109	260,473

[a]	Must be utilized prior to losses subject to expiration.

For the year ended February 28, 2015, the Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Agency Bond	$243,428
MBS	14,501,601

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate Government/Credit Bond	$2,245,742,666	$25,945,844	$(2,128,090)	$23,817,754
Government/Credit Bond	321,790,409	4,921,386	(917,842)	4,003,544
Agency Bond	524,966,286	7,124,988	(54,877)	7,070,111
MBS	10,504,476,776	84,037,260	(8,069,820)	75,967,440

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

102	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Intermediate Government/Credit Bond ETF, iShares Government/Credit Bond ETF, iShares Agency Bond ETF and iShares MBS ETF (the “Funds”) at February 28, 2015, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 21, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	103

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k)(1)(C) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2015:

iShares ETF	Interest- Related Dividends
Intermediate Government/Credit Bond	$14,036,315
Government/Credit Bond	1,823,619
Agency Bond	4,130,276
MBS	80,835,356

Under Section 871(k)(2)(C) of the Code, the iShares MBS ETF designates $56,011,806 as short-term capital gain dividends for the fiscal year ended February 28, 2015.

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the fiscal year ended February 28, 2015:

iShares ETF	Federal Obligation Interest [a]
Intermediate Government/Credit Bond	$4,409,634
Government/Credit Bond	518,990
Agency Bond	830,972

[a]	The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

104	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Intermediate Government/Credit Bond	$1.895510	$—	$0.001562	$1.897072	100%	—%	0%[a]	100%
Government/Credit Bond	2.324041	—	0.026528	2.350569	99	—	1	100
Agency Bond	1.509767	—	—	1.509767	100	—	—	100
MBS	1.477457	0.342113	—	1.819570	81	19	—	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	105

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Intermediate Government/Credit Bond ETF

Period Covered: January 1, 2010 to December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.16%
Between 0.5% and –0.5%	1,256	99.84

	1,258	100.00%

iShares Government/Credit Bond ETF

Period Covered: January 1, 2010 to December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	2	0.16
Greater than 0.5% and Less than 1.0%	43	3.42
Between 0.5% and –0.5%	1,163	92.44
Less than –0.5% and Greater than –1.0%	48	3.82
Less than –1.0% and Greater than –1.5%	1	0.08

	1,258	100.00%

iShares Agency Bond ETF

Period Covered: January 1, 2010 to December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,252	99.52
Less than –0.5% and Greater than –1.0%	3	0.24
Less than –1.0%	1	0.08

	1,258	100.00%

106	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MBS ETF

Period Covered: January 1, 2010 to December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.16%
Between 0.5% and –0.5%	1,255	99.76
Less than –0.5%	1	0.08

	1,258	100.00%

SUPPLEMENTAL INFORMATION	107

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 309 funds (as of February 28, 2015) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (58)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (44)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

108	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (71)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

TRUSTEE AND OFFICER INFORMATION	109

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).
Jane D. Carlin (59)	Trustee (since 2015).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and Global Head of Operational Risk Management, Morgan Stanley Group (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

110	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (44)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).
Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Charles Park (47)	Chief Compliance Officer (since 2006).	Chief Compliance Officer, BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Principal and Chief Compliance Officer, iShares Delaware Trust Sponsor LLC (since 2012) and BFA (since 2006); Chief Compliance Officer, BlackRock Asset Management International Inc. (since 2012).

Scott Radell (46)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	111

Notes:

112	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	113

Notes:

114	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-25-0215

FEBRUARY 28, 2015

2015 ANNUAL REPORT

iShares Trust

➢	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
➢	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. BOND MARKET OVERVIEW

Declining yields led to positive returns for the U.S. bond market during the 12-month period ended February 28, 2015 (the “reporting period”). The Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 5.05% for the reporting period.

Interest rates fell despite an improving U.S. economy, which grew by 2.4% in 2014. After severe winter weather led to an economic contraction in the first quarter of 2014, the U.S. economy grew at a 4.6% annual rate in the second quarter and a 5.0% annual rate in the third quarter. Economic growth then tapered to an estimated 2.2% annual rate in the fourth quarter. Evidence of economic strength appeared in the labor market, where the unemployment rate fell to its lowest level since June 2008, and the manufacturing sector, where industrial production increased by nearly 5% in 2014.

Inflation remained low in 2014 despite the improving economy. The consumer price index increased by just 0.8% in 2014, reflecting a sharp decline in energy prices during the second half of the year. The combination of better economic growth and low inflation motivated the U.S. Federal Reserve Bank (the “Fed”) to scale back its economic stimulus measures during the reporting period. The Fed ended its quantitative easing program in October 2014 after two years of operation and indicated that it may raise its short-term interest rate target sometime in 2015.

The possibility of a Fed interest rate hike pushed short-term bond yields higher during the reporting period, but low inflation helped drive longer-term bond yields lower. Geopolitical crises, falling energy prices, weaker economic growth abroad, and relatively high yields in the U.S. also fueled demand for longer-term U.S. bonds.

For the reporting period, corporate bonds delivered positive results. The key driver of their performance was ongoing strong demand, as investors reached for yield in an environment of declining long-term rates. Indeed, even though the yields on credit-related bonds declined on an absolute basis during the reporting period, they continued to offer an attractive yield spread over Treasury bonds of comparable maturities.

Among corporate bonds, performance diverged between the investment-grade and high-yield categories: the Markit iBoxx® USD Liquid Investment Grade Index returned 7.47%, and the Markit iBoxx® USD Liquid High Yield Index returned 2.55%.

Investment-grade bonds, which tend to have a longer duration than high-yield bonds, are more sensitive to interest rate changes; that is, their prices rise when interest rates fall, and vice versa. Thus, as interest rates declined, investment-grade bonds benefited and outperformed high-yield bonds. Healthy corporate balance sheets and a generally positive economic outlook also helped support demand for investment-grade bonds.

The spreads on high-yield bonds endured considerable volatility during the period. Investors in search of yield migrated to the higher coupons that high-yield bonds offered relative to Treasury bonds and investment-grade bonds, but investors retreated as yield spreads compressed, only to return as the yield spreads widened once again. The energy subsector, which tends to be more heavily represented in the high-yield group than in the investment-grade bond group, struggled with falling oil prices, hurting high-yield performance. However, the category’s relatively higher yields helped offset price declines, enabling high-yield bonds to deliver positive total returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.22%	2.14%	2.55%	2.22%	2.14%	2.55%
5 Years	8.44%	8.16%	8.65%	49.97%	48.00%	51.41%
Since Inception	6.30%	6.25%	6.69%	62.08%	61.49%	66.82%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/4/07. The first day of secondary market trading was 4/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.50	$2.48	$1,000.00	$1,022.30	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 2.22%, net of fees, while the total return for the Index was 2.55%.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments[1]

Communications	24.46%
Consumer Non-Cyclical	16.90
Energy	14.18
Financial	12.32
Consumer Cyclical	11.11
Industrial	5.95
Basic Materials	5.70
Technology	4.71
Utilities	4.34
Diversified	0.33

TOTAL	100.00%

BOND CREDIT QUALITY

As of 2/28/15

Moody’s Credit Rating [2]	Percentage of Total Investments[1]

Baa	1.57%
Ba	44.96
B	42.61
Caa	10.20
Ca	0.09
Not Rated	0.57

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.35%	7.38%	7.47%	7.35%	7.38%	7.47%
5 Years	7.20%	7.19%	7.34%	41.57%	41.48%	42.51%
10 Years	5.74%	5.71%	6.04%	74.70%	74.28%	79.76%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,024.20	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 7.35%, net of fees, while the total return for the Index was 7.47%.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector/Investment Type	Percentage of Total Investments[1]

Financial	34.69%
Consumer Non-Cyclical	16.09
Communications	14.92
Energy	12.26
Technology	5.81
Consumer Cyclical	5.16
Basic Materials	5.07
Industrial	4.57
Utilities	1.30
U.S. Government Obligations	0.10
Diversified	0.03

TOTAL	100.00%

BOND CREDIT QUALITY

As of 2/28/15

Moody’s Credit Rating [2]	Percentage of Total Investments[1]

Aaa	1.45%
Aa	12.86
A	39.94
Baa	44.91
Ba	0.36
Not Rated	0.48

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.71%

ADVERTISING — 0.41%
Affinion Group Inc.
7.88%, 12/15/18 (Call 03/30/15)[a]	$8,200	$5,453,000
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a,b]	12,750	13,324,029
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[a]	9,909	10,107,180
5.38%, 01/15/24 (Call 01/15/19)[a]	10,425	11,050,500
5.88%, 02/01/22 (Call 02/01/17)	9,500	10,070,000
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)[a]	8,575	9,003,750
5.63%, 02/15/24 (Call 02/15/19)	6,250	6,640,625
5.88%, 03/15/25 (Call 09/15/19)[a]	8,200	8,733,000

		74,382,084
AEROSPACE & DEFENSE — 0.60%
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[b]	24,740	25,234,800
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a,b]	8,650	9,644,750
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)	9,650	9,529,375
6.00%, 07/15/22 (Call 07/15/17)[a]	24,330	24,634,125
6.50%, 07/15/24 (Call 07/15/19)	25,370	25,940,825
7.50%, 07/15/21 (Call 07/15/16)[a]	11,850	12,649,875

		107,633,750

Security	Principal (000s)	Value
AIRLINES — 0.32%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[b]	$7,075	$7,490,656
7.75%, 04/15/21[a,b]	7,980	8,478,750
American Airlines Group Inc.
4.63%, 03/01/20	2,165	2,165,000
5.50%, 10/01/19[b]	18,690	19,531,050
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	9,100	9,600,500
U.S. Airways Group Inc.
6.13%, 06/01/18[a]	9,918	10,525,478

		57,791,434
APPAREL — 0.23%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)[a]	19,780	21,065,700
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)[a]	10,650	11,768,250
7.63%, 05/15/20 (Call 05/15/15)[a]	8,000	8,400,000

		41,233,950
AUTO MANUFACTURERS — 1.52%
FCA U.S. LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)	56,800	60,000,680
8.25%, 06/15/21 (Call 06/15/16)	63,157	70,774,997
General Motors Co.
3.50%, 10/02/18	28,800	29,700,000
4.00%, 04/01/25	11,250	11,503,125
4.88%, 10/02/23	28,600	31,069,610
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18[a,b]	14,100	14,628,750
4.25%, 11/15/19[b]	9,475	9,806,625
5.63%, 02/01/23 (Call 02/01/18)[a,b]	10,450	11,215,463
8.13%, 05/15/21 (Call 05/15/16)[a,b]	7,375	8,149,375

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Navistar International Corp.
8.25%, 11/01/21 (Call 03/30/15)[a]	$26,254	$26,450,905

		273,299,530
AUTO PARTS & EQUIPMENT — 0.87%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)	7,881	8,432,670
6.63%, 10/15/22 (Call 10/15/17)[a]	10,625	11,567,969
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)	7,750	8,098,750
5.50%, 12/15/24 (Call 12/15/19)[a]	9,550	9,836,500
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)[a]	16,805	18,065,375
7.00%, 05/15/22 (Call 05/15/17)[a]	15,845	17,469,112
8.25%, 08/15/20 (Call 08/15/15)[a]	15,845	16,855,119
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a]	10,758	10,973,160
5.25%, 01/15/25 (Call 01/15/20)	12,555	12,837,487
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[a,b]	12,900	13,061,250
4.75%, 05/15/21 (Call 05/15/16)[a,b]	18,550	19,060,125
7.75%, 02/15/17[b]	10,170	11,238,664

		157,496,181
BANKS — 2.99%
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[a,c]	11,261	11,641,059

Security	Principal (000s)	Value
BPCE SA
12.50%, 08/29/49 (Call 09/30/19)[a,b,c]	$7,400	$9,990,000
CIT Group Inc.
3.88%, 02/19/19	23,000	23,230,000
4.25%, 08/15/17[a]	36,600	37,515,000
5.00%, 05/15/17	24,296	25,237,470
5.00%, 08/15/22[a]	26,650	28,448,875
5.00%, 08/01/23[a]	16,160	17,048,800
5.25%, 03/15/18[a]	33,426	35,264,430
5.38%, 05/15/20[a]	14,200	15,300,500
5.50%, 02/15/19[a,b]	36,780	39,292,468
6.63%, 04/01/18[b]	13,200	14,388,000
Commerzbank AG
8.13%, 09/19/23[b]	21,450	25,849,180
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,c]	17,745	18,756,465
8.38%, 10/29/49 (Call 10/13/19)[b,c]	20,560	24,415,000
Fifth Third Bancorp
5.10%, 12/29/49 (Call 06/30/23)[a,c]	12,700	12,049,125
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[a]	46,720	49,476,120
6.00%, 12/19/23[a]	42,421	47,427,191
6.10%, 06/10/23	22,447	25,105,674
6.13%, 12/15/22[a]	45,025	50,709,564
Royal Bank of Scotland NV
4.65%, 06/04/18	10,250	10,791,713
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[b,c]	15,865	16,499,600

		538,436,234
BEVERAGES — 0.69%
Constellation Brands Inc.
3.75%, 05/01/21	9,600	9,780,000
3.88%, 11/15/19	8,625	8,959,219
4.25%, 05/01/23	24,875	25,870,000
4.75%, 11/15/24[a]	9,400	10,034,500
6.00%, 05/01/22[a]	13,750	15,778,125
7.25%, 09/01/16	14,250	15,354,375
7.25%, 05/15/17	14,124	15,659,985

12	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)[b]	$12,775	$11,816,875
6.75%, 01/01/20 (Call 01/01/17)[b]	11,305	11,305,000

		124,558,079
BUILDING MATERIALS — 0.76%
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[a,b]	23,510	24,215,300
6.75%, 05/01/21 (Call 05/01/16)[a,b]	20,100	21,532,125
Lafarge SA
6.20%, 07/09/15[b]	775	788,897
6.50%, 07/15/16	11,600	12,305,318
Masco Corp.
5.95%, 03/15/22	8,877	9,986,625
6.13%, 10/03/16[a]	14,953	15,962,327
7.13%, 03/15/20[a]	9,845	11,518,650
USG Corp.
6.30%, 11/15/16[a]	8,569	9,018,873
9.75%, 01/15/18	10,798	12,444,695
Vulcan Materials Co.
7.00%, 06/15/18	6,400	7,168,000
7.50%, 06/15/21	10,700	12,840,000

		137,780,810
CHEMICALS — 1.52%
Ashland Inc.
3.00%, 03/15/16 (Call 02/15/16)[a]	9,750	9,823,125
3.88%, 04/15/18 (Call 03/15/18)	15,350	15,906,438
4.75%, 08/15/22 (Call 05/15/22)[a]	22,650	23,272,875
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[a]	8,830	8,984,525
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[a]	13,925	14,133,875
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)	35,350	33,449,937

Security	Principal (000s)	Value
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 03/30/15)[a]	$20,700	$17,439,750
9.00%, 11/15/20 (Call 11/15/15)[a]	10,100	6,363,000
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	13,025	13,415,750
5.13%, 11/15/22 (Call 08/15/22)[b]	7,900	8,077,750
8.63%, 03/15/21 (Call 09/15/15)[a]	9,110	9,770,475
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a,b]	19,910	21,154,375
8.38%, 02/15/19 (Call 03/30/15)[a,b]	16,950	18,072,937
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 02/15/16)[a,b]	12,575	12,700,750
6.13%, 08/15/18 (Call 05/15/15)[a,b]	12,825	13,017,375
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a,b]	10,095	10,637,606
5.25%, 08/01/23 (Call 08/01/18)[b]	5,450	5,763,375
PSPC Escrow Corp.
6.50%, 02/01/22 (Call 02/01/18)[b]	5,375	5,670,625
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	13,050	13,562,213
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	12,950	13,403,250

		274,620,006
COAL — 0.94%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 03/30/15)[a]	10,815	3,271,538

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.25%, 06/01/21 (Call 06/01/16)[a]	$11,790	$3,242,250
7.50%, 08/01/20 (Call 08/01/16)[a,b]	9,075	4,038,375
9.75%, 04/15/18[a]	7,871	3,227,110
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[a]	15,450	4,596,375
7.25%, 10/01/20 (Call 10/01/15)[a]	7,380	2,509,200
7.25%, 06/15/21 (Call 06/15/16)[a]	15,500	4,456,250
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	37,560	35,982,480
8.25%, 04/01/20 (Call 04/01/15)[a]	23,410	24,374,740
Peabody Energy Corp.
6.00%, 11/15/18[a]	30,790	28,095,875
6.25%, 11/15/21[a]	27,478	22,806,740
6.50%, 09/15/20[a]	12,595	10,705,750
7.38%, 11/01/16	11,946	12,513,435
Walter Energy Inc.
8.50%, 04/15/21 (Call 04/15/17)[a]	5,850	672,750
9.50%, 10/15/19 (Call 10/15/16)[a,b]	11,925	7,930,125
9.88%, 12/15/20 (Call 12/15/16)[a]	7,650	937,125

		169,360,118
COMMERCIAL SERVICES — 3.29%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[a,b]	12,750	13,116,562
ADT Corp. (The)
2.25%, 07/15/17[a]	14,573	14,409,054
3.50%, 07/15/22[a]	18,650	17,018,125
4.13%, 04/15/19[a]	9,625	9,769,375
4.13%, 06/15/23[a]	15,575	14,815,719
6.25%, 10/15/21[a]	23,950	25,793,879
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)[a]	19,800	19,948,500

Security	Principal (000s)	Value
8.75%, 12/01/20 (Call 12/01/15)[a]	$19,821	$18,433,530
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[a,b]	10,535	11,114,425
6.50%, 07/15/22 (Call 07/15/17)[b]	17,600	19,096,000
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	8,465	8,676,625
5.50%, 04/01/23 (Call 04/01/18)[a]	11,200	11,732,000
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	12,080	11,385,400
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	17,900	17,094,500
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[b]	16,480	15,985,600
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)	15,300	15,797,250
6.25%, 10/15/22 (Call 10/15/17)[a]	10,000	10,375,000
6.75%, 04/15/19 (Call 04/15/15)[a]	29,325	30,351,375
7.38%, 01/15/21 (Call 01/15/16)[a]	11,033	11,612,233
7.50%, 10/15/18 (Call 03/30/15)[a]	11,200	11,592,000
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	21,517	21,839,755
6.00%, 08/15/23 (Call 08/15/18)	14,700	15,545,250
7.75%, 10/01/19 (Call 10/01/15)	7,030	7,495,738
8.38%, 08/15/21 (Call 03/30/15)	1,739	1,813,777

14	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Jaguar Holding Co. II/Jaguar Merger Sub Inc.
9.50%, 12/01/19 (Call 03/30/15)[a,b]	$11,061	$11,904,401
Laureate Education Inc.
10.00%, 09/01/19 (Call 09/01/15)[a,b]	28,200	27,213,000
RR Donnelley & Sons Co.
6.00%, 04/01/24	7,275	7,529,625
7.00%, 02/15/22[a]	6,850	7,535,000
7.88%, 03/15/21[a]	10,575	12,029,062
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	9,550	10,099,125
5.38%, 05/15/24 (Call 05/15/19)[a]	11,675	12,375,500
ServiceMaster Co. LLC (The)
7.00%, 08/15/20 (Call 08/15/15)[a]	8,806	9,334,360
8.00%, 02/15/20 (Call 03/30/15)	215	227,363
United Rentals North America Inc.
5.75%, 07/15/18 (Call 07/15/15)	16,300	16,952,000
5.75%, 11/15/24 (Call 05/15/19)	22,225	23,336,250
6.13%, 06/15/23 (Call 12/15/17)[a]	19,614	20,986,980
7.38%, 05/15/20 (Call 05/15/16)[a]	17,100	18,553,500
7.63%, 04/15/22 (Call 04/15/17)	26,200	28,983,750
8.25%, 02/01/21 (Call 02/01/16)	15,895	17,246,075
8.38%, 09/15/20 (Call 09/15/15)[a]	13,080	14,011,950

		593,129,613
COMPUTERS — 0.67%
Dell Inc.
3.10%, 04/01/16[a]	2,150	2,174,188
4.63%, 04/01/21[a]	8,210	8,312,625
5.65%, 04/15/18[a]	9,209	9,945,720
5.88%, 06/15/19[a]	12,450	13,570,500

Security	Principal (000s)	Value
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)[a]	$12,550	$12,487,250
5.00%, 07/15/22 (Call 07/15/17)	10,360	10,385,900
5.88%, 12/15/21 (Call 12/15/17)	7,625	7,930,000
6.38%, 12/15/23 (Call 12/15/18)[a]	12,250	12,954,375
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	19,550	20,356,437
7.38%, 11/15/18 (Call 03/30/15)	8,225	8,564,281
7.63%, 11/15/20 (Call 11/15/15)[a]	13,636	14,556,430

		121,237,706
COSMETICS & PERSONAL CARE — 0.10%
Avon Products Inc.
4.60%, 03/15/20	11,250	10,406,250
5.00%, 03/15/23[a]	9,168	8,352,048

		18,758,298
DISTRIBUTION & WHOLESALE — 0.52%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[b]	25,305	26,253,937
7.50%, 07/15/20 (Call 10/15/16)[a]	27,190	29,025,325
11.00%, 04/15/20 (Call 04/15/16)[a]	13,195	15,141,263
11.50%, 07/15/20 (Call 10/15/16)	20,450	23,466,375

		93,886,900
DIVERSIFIED FINANCIAL SERVICES — 7.82%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[a,b]	7,500	7,509,375
3.75%, 05/15/19[b]	21,350	21,883,750
4.50%, 05/15/21[a,b]	21,700	22,947,750
5.00%, 10/01/21[a,b]	20,450	22,137,125
Aircastle Ltd.
4.63%, 12/15/18	7,550	7,852,000

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.13%, 03/15/21[a]	$11,300	$12,006,250
5.50%, 02/15/22	11,075	11,850,250
6.25%, 12/01/19[a]	10,050	11,055,000
6.75%, 04/15/17[a]	10,400	11,245,000
Ally Financial Inc.
2.75%, 01/30/17[a]	20,015	19,964,962
3.25%, 02/13/18	8,210	8,220,263
3.50%, 07/18/16	20,550	20,822,287
3.50%, 01/27/19	16,750	16,791,875
3.75%, 11/18/19	16,850	16,807,875
4.13%, 02/13/22	11,645	11,586,775
4.75%, 09/10/18	16,450	17,108,000
5.13%, 09/30/24	14,580	15,400,125
5.50%, 02/15/17[a]	30,117	31,585,204
6.25%, 12/01/17	18,610	20,075,537
7.50%, 09/15/20	29,150	34,761,375
8.00%, 12/31/18[a]	11,825	13,450,938
8.00%, 03/15/20	30,860	36,954,850
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a,b]	19,425	20,736,187
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	9,730	10,265,150
6.38%, 11/15/19 (Call 11/15/15)[a]	15,700	16,857,875
General Motors Financial Co. Inc.
2.63%, 07/10/17	12,512	12,668,400
2.75%, 05/15/16	17,040	17,290,147
3.00%, 09/25/17	19,525	19,933,072
3.15%, 01/15/20 (Call 12/15/19)	23,925	24,217,615
3.25%, 05/15/18	14,520	14,828,550
3.50%, 07/10/19[a]	15,450	15,874,875
4.00%, 01/15/25 (Call 10/15/24)	20,675	21,261,240
4.25%, 05/15/23[a]	19,365	20,260,631
4.38%, 09/25/21[a]	26,425	28,010,500
4.75%, 08/15/17	22,559	23,912,540
6.75%, 06/01/18[a]	8,515	9,621,950

Security	Principal (000s)	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[a]	$22,125	$22,456,875
4.88%, 03/15/19 (Call 07/15/16)	26,225	27,011,750
5.88%, 02/01/22 (Call 08/01/17)[a]	27,895	29,289,750
6.00%, 08/01/20 (Call 02/01/17)[a]	36,025	38,590,700
International Lease Finance Corp.
3.88%, 04/15/18	14,350	14,708,750
4.63%, 04/15/21[a]	13,350	14,151,000
5.75%, 05/15/16[a]	15,210	15,807,072
5.88%, 04/01/19[a]	18,700	20,599,236
5.88%, 08/15/22[a]	15,850	18,108,625
6.25%, 05/15/19	28,050	31,363,681
8.25%, 12/15/20[a]	20,030	24,918,604
8.63%, 01/15/22[a]	13,571	17,506,487
8.75%, 03/15/17	35,375	39,610,336
8.88%, 09/01/17	10,340	11,823,292
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[b]	9,750	9,482,845
7.38%, 04/01/20 (Call 04/01/16)[a,b]	11,200	11,144,000
7.50%, 04/15/21 (Call 10/15/17)[b]	8,550	8,443,125
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)	8,350	8,308,250
6.50%, 07/01/21 (Call 01/01/17)[a]	13,350	12,782,625
7.88%, 10/01/20 (Call 10/01/16)	7,750	7,769,375
Navient Corp.
4.63%, 09/25/17[a]	7,921	8,158,630
4.88%, 06/17/19[a]	19,610	20,247,325
5.00%, 10/26/20	9,875	10,023,125
5.50%, 01/15/19	25,800	27,122,250

16	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.50%, 01/25/23[a]	$20,915	$20,601,275
5.88%, 10/25/24[a]	9,750	9,457,500
6.00%, 01/25/17[a]	19,321	20,383,655
6.13%, 03/25/24[a]	17,868	17,868,000
6.25%, 01/25/16[a]	10,958	11,341,530
7.25%, 01/25/22	15,650	17,254,125
8.00%, 03/25/20	30,450	35,398,125
8.45%, 06/15/18	51,800	59,052,000
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[b]	16,800	17,745,000
7.25%, 12/15/21 (Call 12/15/17)[b]	16,452	17,480,250
Springleaf Finance Corp.
5.25%, 12/15/19[a]	14,600	14,965,000
6.90%, 12/15/17	48,526	52,529,395
7.75%, 10/01/21[a]	13,000	14,625,000
Series I
5.40%, 12/01/15[a]	3,800	3,895,000

		1,409,778,861
ELECTRIC — 3.92%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)	17,605	17,252,900
5.50%, 03/15/24 (Call 03/15/19)	15,700	15,951,191
7.38%, 07/01/21 (Call 06/01/21)	21,275	23,881,187
8.00%, 10/15/17	10,171	11,425,456
8.00%, 06/01/20	12,580	14,463,520
9.75%, 04/15/16[a]	489	536,678
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[a]	26,250	26,709,375
5.50%, 02/01/24 (Call 02/01/19)	2,470	2,482,350
5.75%, 01/15/25 (Call 10/15/19)[a]	32,050	32,691,000
5.88%, 01/15/24 (Call 11/01/18)[a,b]	10,200	11,067,000
6.00%, 01/15/22 (Call 11/01/16)[a,b]	13,200	14,388,000

Security	Principal (000s)	Value
7.88%, 01/15/23 (Call 01/15/17)[b]	$15,076	$16,885,120
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[a]	1,115	1,176,325
7.25%, 10/15/21 (Call 07/15/21)	15,190	16,022,581
Dynegy Finance I Inc./Dynegy Finance II Inc.
6.75%, 11/01/19 (Call 05/01/17)[b]	42,725	44,647,625
7.38%, 11/01/22 (Call 11/01/18)[a,b]	39,560	41,785,250
7.63%, 11/01/24 (Call 11/01/19)[a,b]	30,820	32,669,200
EDP Finance BV
4.13%, 01/15/20[b]	5,925	6,189,005
4.90%, 10/01/19[b]	22,300	24,100,163
5.25%, 01/14/21[a,b]	13,698	15,068,507
6.00%, 02/02/18[b]	19,600	21,534,555
Enel SpA
8.75%, 09/24/73 (Call 09/24/23)[a,b,c]	26,357	32,155,540
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)[a]	9,400	9,568,482
Series B
4.25%, 03/15/23 (Call 12/15/22)	14,900	15,566,365
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[b]	10,300	10,886,566
GenOn Energy Inc.
7.88%, 06/15/17[a]	14,170	14,276,198
9.50%, 10/15/18[a]	13,185	13,544,513
9.88%, 10/15/20 (Call 10/15/15)	13,400	13,666,736
IPALCO Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)	6,250	6,723,725
7.25%, 04/01/16[a,b]	6,645	6,993,658

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	$23,700	$24,648,000
6.25%, 05/01/24 (Call 05/01/19)[a]	21,200	21,624,000
6.63%, 03/15/23 (Call 09/15/17)	22,735	23,814,913
7.63%, 01/15/18	25,680	28,569,000
7.88%, 05/15/21 (Call 05/15/16)[a]	22,688	24,563,696
8.25%, 09/01/20 (Call 09/01/15)	16,855	18,055,919
PPL Capital Funding Inc. Series A
6.70%, 03/30/67 (Call 03/30/17)[c]	8,650	8,541,875
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	14,620	13,603,039
6.50%, 05/01/18	1,000	1,068,517
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[a,b]	27,675	27,156,918

		705,954,648
ELECTRONICS — 0.22%
Flextronics International Ltd.
4.63%, 02/15/20[a]	9,675	10,110,375
5.00%, 02/15/23[a]	9,950	10,472,375
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[a,b]	8,850	9,181,875
6.13%, 12/15/19 (Call 12/15/15)[a,b]	8,800	9,218,000

		38,982,625
ENGINEERING & CONSTRUCTION — 0.33%
Abengoa Finance SAU
7.75%, 02/01/20[a,b]	9,070	8,956,625
8.88%, 11/01/17[a,b]	14,243	14,812,720
AECOM
5.75%, 10/15/22 (Call 10/15/17)[b]	17,325	18,277,875
5.88%, 10/15/24 (Call 07/15/24)[b]	16,114	17,080,840

		59,128,060

Security	Principal (000s)	Value
ENTERTAINMENT — 1.37%
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	$12,150	$12,074,062
5.13%, 12/15/22 (Call 12/15/17)[a]	6,500	6,638,125
Cleopatra Finance Ltd.
5.63%, 02/15/20 (Call 11/15/19)[b]	11,230	11,244,038
6.25%, 02/15/22 (Call 08/15/21)[b]	16,725	16,766,812
6.50%, 02/15/25 (Call 08/15/24)[b]	13,565	13,548,044
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	8,700	9,069,750
4.88%, 11/01/20 (Call 08/01/20)[a]	21,775	22,754,875
5.38%, 11/01/23 (Call 08/01/23)	9,550	10,099,125
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	16,740	17,786,250
7.50%, 04/15/21 (Call 04/15/15)	20,921	22,176,260
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[a]	17,050	17,476,250
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	19,910	20,457,525
10.00%, 12/01/22 (Call 12/01/18)[a,b]	44,800	43,904,000
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 01/15/16)[b]	10,189	10,392,780
6.75%, 04/15/22 (Call 04/15/17)[a,b]	13,650	12,933,375

		247,321,271

18	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.36%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)[a]	$9,975	$10,249,313
5.25%, 08/01/20 (Call 08/01/16)[a]	17,679	18,120,975
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	7,900	8,275,250
6.38%, 10/01/22 (Call 04/01/17)[a]	6,375	6,821,250
7.25%, 12/01/20 (Call 12/01/15)	7,400	7,955,000
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	15,000	13,575,000

		64,996,788
FOOD — 1.45%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc.
7.75%, 10/15/22 (Call 10/15/17)[a,b]	12,072	13,007,580
Aramark Services Inc.
5.75%, 03/15/20 (Call 03/15/15)	19,050	19,907,250
HJ Heinz Finance Co.
4.25%, 10/15/20 (Call 04/15/15)[a]	62,600	63,539,000
4.88%, 02/15/25 (Call 02/15/20)[b]	41,150	41,304,312
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a,b]	14,350	14,081,655
6.75%, 12/01/21 (Call 12/01/17)[b]	17,225	17,612,563
7.38%, 02/15/22 (Call 02/15/17)[a]	29,500	30,718,350
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a,b]	8,925	9,210,600
5.88%, 08/01/21 (Call 08/01/16)[a,b]	7,775	8,192,906

Security	Principal (000s)	Value
6.63%, 08/15/22 (Call 08/15/17)	$19,405	$21,088,384
7.75%, 07/01/17[a]	8,329	9,321,817
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[a]	7,850	8,007,000
8.00%, 05/01/16	1,661	1,768,965
U.S. Foods Inc.
8.50%, 06/30/19 (Call 03/30/15)[a]	2,700	2,831,625

		260,592,007
FOREST PRODUCTS & PAPER — 0.04%
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 03/30/15)[a]	7,240	7,095,200

		7,095,200
GAS — 0.32%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	7,000	6,790,000
6.88%, 10/15/21 (Call 10/15/16)	9,975	9,975,000
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[a]	7,900	8,176,360
7.50%, 11/30/16[a]	30,850	32,935,901

		57,877,261
HEALTH CARE — PRODUCTS — 1.31%
Alere Inc.
6.50%, 06/15/20 (Call 06/15/16)[a]	8,175	8,430,469
7.25%, 07/01/18 (Call 12/15/15)[a]	8,350	8,934,500
8.63%, 10/01/18 (Call 03/30/15)	7,737	8,094,836
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	34,870	37,193,133
6.50%, 10/01/20 (Call 10/01/15)	15,350	16,252,166

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 03/30/15)[b]	$12,147	$12,861,244
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a,b]	29,325	27,345,562
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	9,800	10,265,500
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	21,890	22,929,775
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	37,840	41,434,800
12.50%, 11/01/19 (Call 11/01/15)[a]	11,140	12,295,775
Mallinckrodt International Finance SA
4.75%, 04/15/23	12,100	11,888,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 08/01/22 (Call 08/01/17)[a,b]	16,450	17,395,875

		235,321,885
HEALTH CARE — SERVICES — 6.38%
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[a]	25,350	26,934,375
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	32,400	33,493,500
5.13%, 08/01/21 (Call 02/01/17)[a]	17,950	18,712,875
6.88%, 02/01/22 (Call 02/01/18)[a]	61,250	65,460,937
7.13%, 07/15/20 (Call 07/15/16)[a]	26,340	28,183,800
8.00%, 11/15/19 (Call 11/15/15)	40,439	43,269,730

Security	Principal (000s)	Value
DaVita HealthCare Partners Inc.
5.13%, 07/15/24 (Call 07/15/19)	$34,950	$36,522,750
5.75%, 08/15/22 (Call 08/15/17)[a]	23,950	25,836,062
6.63%, 11/01/20 (Call 03/30/15)[a]	13,700	14,436,375
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a,b]	10,500	10,828,125
4.75%, 10/15/24 (Call 07/17/24)[b]	7,940	8,442,205
5.63%, 07/31/19[a,b]	15,850	17,395,375
5.88%, 01/31/22[b]	14,474	16,174,695
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	11,900	13,209,000
6.50%, 09/15/18[b]	6,310	7,035,650
6.88%, 07/15/17	9,000	9,922,500
HCA Holdings Inc.
6.25%, 02/15/21	22,775	24,881,688
7.75%, 05/15/21 (Call 11/15/15)	30,662	32,808,340
HCA Inc.
3.75%, 03/15/19[a]	31,955	32,554,156
4.25%, 10/15/19	13,700	14,179,500
4.75%, 05/01/23	28,040	29,512,100
5.00%, 03/15/24	40,350	43,578,000
5.25%, 04/15/25[a]	28,750	31,553,125
5.38%, 02/01/25	21,180	22,397,850
5.88%, 03/15/22[a]	27,600	30,981,000
5.88%, 05/01/23[a]	26,600	29,193,500
6.50%, 02/15/16[a]	5,550	5,799,750
6.50%, 02/15/20[a]	62,130	70,517,550
7.50%, 02/15/22[a]	42,355	49,873,012
8.00%, 10/01/18[a]	8,600	9,997,500
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	17,415	18,242,213
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[a]	10,475	10,435,719

20	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
8.00%, 01/15/20[b]	$16,450	$17,889,375
8.75%, 01/15/23 (Call 01/15/18)[b]	11,815	12,937,425
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)	23,100	24,514,875
6.63%, 10/01/20 (Call 10/01/15)	7,000	7,358,750
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a,b]	20,725	22,046,219
Tenet Healthcare Corp.
4.38%, 10/01/21	22,220	22,220,000
4.50%, 04/01/21	20,125	20,275,938
4.75%, 06/01/20	9,924	10,246,530
5.00%, 03/01/19[a,b]	22,455	22,567,275
5.50%, 03/01/19[b]	12,950	13,192,813
6.00%, 10/01/20	38,059	41,389,162
6.25%, 11/01/18[a]	19,210	21,058,002
8.00%, 08/01/20 (Call 08/01/15)[a]	16,560	17,512,200
8.13%, 04/01/22	56,900	64,545,937

		1,150,117,458
HOLDING COMPANIES — DIVERSIFIED — 0.33%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[b]	13,460	13,931,100
Harbinger Group Inc.
7.75%, 01/15/22 (Call 01/15/17)[a]	11,400	11,542,500
7.88%, 07/15/19 (Call 01/15/16)	19,325	20,581,125
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[b]	12,450	12,916,875

		58,971,600
HOME BUILDERS — 1.02%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 12/15/15)[b]	10,950	11,497,500

Security	Principal (000s)	Value
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[b]	$9,400	$9,776,000
Centex LLC
6.50%, 05/01/16[a]	7,400	7,770,000
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[a]	6,700	6,808,875
3.75%, 03/01/19 (Call 12/01/18)	10,000	10,125,000
4.00%, 02/15/20	5,300	5,346,375
5.75%, 08/15/23 (Call 05/15/23)[a]	7,300	7,884,000
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a,b]	11,750	12,249,375
KB Home
4.75%, 05/15/19 (Call 02/15/19)	10,474	10,133,595
7.00%, 12/15/21 (Call 09/15/21)	8,800	8,844,000
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	9,750	10,042,500
4.50%, 11/15/19 (Call 08/15/19)[a]	4,365	4,430,475
4.75%, 11/15/22 (Call 08/15/22)[a]	13,650	13,923,000
12.25%, 06/01/17[a]	7,325	8,771,688
Standard Pacific Corp.
8.38%, 05/15/18[a]	12,325	14,112,125
8.38%, 01/15/21[a]	7,570	8,762,275
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a,b]	9,900	9,751,500
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[a]	7,250	7,358,750

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.88%, 02/15/22 (Call 11/15/21)	$8,491	$9,451,544
8.91%, 10/15/17	5,800	6,699,000

		183,737,577
HOUSEHOLD PRODUCTS & WARES — 1.66%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	72,175	75,314,612
6.88%, 02/15/21 (Call 02/15/16)[a]	18,400	19,504,000
7.13%, 04/15/19 (Call 03/30/15)	25,115	26,119,600
7.88%, 08/15/19 (Call 08/15/15)	28,460	30,203,175
8.25%, 02/15/21 (Call 02/15/16)	22,355	23,500,694
8.50%, 05/15/18 (Call 03/30/15)	20,860	21,485,800
9.00%, 04/15/19 (Call 03/30/15)	31,025	32,576,250
9.88%, 08/15/19 (Call 08/15/15)[a]	45,821	49,143,022
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)[a]	10,110	10,885,943
6.63%, 11/15/22 (Call 11/15/17)	10,310	11,289,450

		300,022,546
INSURANCE — 0.41%
Genworth Holdings Inc.
1.00%, 11/15/66[c]	12,000	7,837,500
4.80%, 02/15/24	2,800	2,451,748
4.90%, 08/15/23	1,650	1,449,387
6.52%, 05/22/18	3,052	3,184,709
7.70%, 06/15/20	6,000	6,360,000
Hartford Financial Services Group Inc. (The)
8.13%, 06/15/68 (Call 06/15/18)[c]	10,492	11,960,880
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a,b]	24,820	25,502,550

Security	Principal (000s)	Value
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[a,c]	$14,675	$15,078,562

		73,825,336
INTERNET — 0.82%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[a]	8,500	8,861,250
5.38%, 01/01/22 (Call 01/01/18)	17,400	18,183,000
5.38%, 04/01/23 (Call 04/01/18)	20,050	20,902,125
5.75%, 01/01/25 (Call 01/01/20)	11,530	12,106,500
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	8,950	8,860,500
4.88%, 11/30/18 (Call 03/30/15)	9,850	10,194,750
Netflix Inc.
5.38%, 02/01/21	1,000	1,030,000
5.50%, 02/15/22[b]	10,830	11,100,750
5.75%, 03/01/24[b]	8,200	8,456,250
5.88%, 02/15/25[a,b]	12,395	12,906,294
Ymobile Corp.
8.25%, 04/01/18 (Call 04/01/15)[b]	4,725	4,937,625
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[b]	15,525	15,882,373
8.13%, 01/01/20 (Call 07/01/15)	10,983	11,628,199
10.13%, 07/01/20 (Call 07/01/16)[a]	2,302	2,601,260

		147,650,876
IRON & STEEL — 2.02%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)[a]	10,700	9,683,500
7.63%, 10/01/21 (Call 10/01/17)	9,900	8,712,000

22	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	$6,830	$7,285,303
6.13%, 08/15/23 (Call 05/15/23)	8,100	8,685,031
ArcelorMittal
4.50%, 03/01/16[a]	8,550	8,763,750
5.25%, 02/25/17	28,251	29,522,295
5.75%, 08/05/20	19,478	21,036,240
6.13%, 06/01/18[a]	31,200	33,774,000
6.25%, 03/01/21[a]	30,335	33,027,231
7.00%, 02/25/22[a]	22,250	25,091,325
10.60%, 06/01/19	31,650	38,929,500
Cliffs Natural Resources Inc.
4.80%, 10/01/20[a]	12,650	8,736,406
4.88%, 04/01/21 (Call 01/01/21)[a]	19,450	14,599,559
5.90%, 03/15/20[a]	1,734	1,263,653
5.95%, 01/15/18[a]	11,750	10,516,250
Commercial Metals Co.
6.50%, 07/15/17	6,678	7,045,290
7.35%, 08/15/18	9,100	9,873,500
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[b]	16,274	16,599,480
5.25%, 04/15/23 (Call 04/15/18)	6,950	7,141,125
5.50%, 10/01/24 (Call 10/01/19)[b]	11,250	11,643,750
6.13%, 08/15/19 (Call 08/15/16)	6,800	7,293,000
United States Steel Corp.
6.05%, 06/01/17[a]	9,634	10,139,785
7.00%, 02/01/18[a]	9,750	10,408,125
7.38%, 04/01/20[a]	11,900	12,703,250
7.50%, 03/15/22 (Call 03/15/17)[a]	11,050	11,671,563

		364,144,911
LEISURE TIME — 0.07%
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[a]	12,445	13,366,633

		13,366,633

Security	Principal (000s)	Value
LODGING — 1.90%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 03/30/15)[a]	$10,712	$11,260,990
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.
8.00%, 10/01/20 (Call 10/01/16)[a,b]	25,250	25,565,625
11.00%, 10/01/21 (Call 10/01/16)[a,b]	19,550	17,301,750
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)[a]	10,350	10,712,250
6.75%, 06/01/19 (Call 06/01/15)	8,770	9,164,650
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	32,244	34,178,640
MGM Resorts International
5.25%, 03/31/20[a]	9,200	9,407,000
6.00%, 03/15/23[a]	24,985	26,109,325
6.63%, 12/15/21	25,150	27,350,625
6.75%, 10/01/20[a]	21,200	22,949,000
7.50%, 06/01/16[a]	13,920	14,720,400
7.63%, 01/15/17[a]	15,550	16,832,875
7.75%, 03/15/22	20,200	23,028,000
8.63%, 02/01/19[a]	16,312	18,758,800
10.00%, 11/01/16	10,450	11,677,875
11.38%, 03/01/18	10,170	12,356,550
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	9,300	8,858,250
5.38%, 03/15/22 (Call 03/15/17)[a]	19,600	20,580,000
5.50%, 03/01/25[b]	21,685	21,928,956

		342,741,561

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
MACHINERY — 0.78%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[a,b]	$16,350	$17,044,875
Case New Holland Industrial Inc.
7.88%, 12/01/17[a]	30,700	34,230,500
CNH Industrial Capital LLC
3.25%, 02/01/17[a]	12,400	12,493,000
3.38%, 07/15/19[b]	8,700	8,580,375
3.63%, 04/15/18[a]	16,050	16,090,125
3.88%, 11/01/15	1,870	1,884,025
6.25%, 11/01/16	8,170	8,619,350
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[a]	17,250	17,745,937
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a,b]	22,445	24,128,375

		140,816,562
MANUFACTURING — 0.95%
Bombardier Inc.
4.25%, 01/15/16[a,b]	10,175	10,327,625
4.75%, 04/15/19[b]	11,950	11,591,500
5.50%, 09/15/18	6,900	6,900,000
5.75%, 03/15/22[b]	9,550	9,072,500
6.00%, 10/15/22 (Call 04/15/17)[a,b]	23,887	22,871,803
6.13%, 01/15/23[a,b]	25,375	24,423,437
7.50%, 03/15/18[b]	12,800	13,664,000
7.50%, 03/15/25	3,830	3,830,000
7.75%, 03/15/20[a,b]	19,920	20,866,200
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a,b]	20,125	19,320,000
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[a]	27,245	28,198,575

		171,065,640

Security	Principal (000s)	Value
MEDIA — 8.94%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[a]	$11,225	$11,281,125
7.75%, 07/15/21 (Call 07/15/16)	15,600	17,004,000
Cablevision Systems Corp.
5.88%, 09/15/22[a]	12,900	13,375,688
7.75%, 04/15/18[a]	15,300	17,059,500
8.00%, 04/15/20[a]	11,350	12,939,000
8.63%, 09/15/17	16,670	18,940,454
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[a]	21,500	21,715,000
5.25%, 03/15/21 (Call 03/15/16)	12,700	13,017,500
5.25%, 09/30/22 (Call 09/30/17)[a]	24,600	25,092,000
5.75%, 09/01/23 (Call 03/01/18)[a]	11,850	12,353,625
5.75%, 01/15/24 (Call 07/15/18)[a]	19,542	20,177,115
6.50%, 04/30/21 (Call 04/30/15)	30,735	32,387,006
6.63%, 01/31/22 (Call 01/31/17)[a]	16,189	17,322,230
7.00%, 01/15/19 (Call 03/30/15)	25,775	26,838,219
7.25%, 10/30/17 (Call 03/30/15)[a]	15,080	15,720,900
7.38%, 06/01/20 (Call 12/01/15)[a]	16,620	17,835,919
8.13%, 04/30/20 (Call 04/30/15)	11,250	11,812,500
CCOH Safari LLC
5.50%, 12/01/22 (Call 12/01/17)	31,240	32,294,350
5.75%, 12/01/24 (Call 12/01/19)[a]	40,210	41,617,350

24	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a,b]	$14,925	$14,850,375
5.13%, 12/15/21 (Call 06/15/16)[b]	9,050	9,050,000
6.38%, 09/15/20 (Call 09/15/15)[b]	33,625	35,642,500
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[a]	54,985	57,996,126
Series A
7.63%, 03/15/20 (Call 03/15/15)	500	523,750
Series B
7.63%, 03/15/20 (Call 03/15/15)[a]	39,030	40,981,500
CSC Holdings LLC
5.25%, 06/01/24[b]	18,750	19,265,625
6.75%, 11/15/21[a]	19,020	21,540,150
8.63%, 02/15/19[a]	8,764	10,210,060
DISH DBS Corp.
4.25%, 04/01/18[a]	25,050	25,237,875
4.63%, 07/15/17	18,600	19,065,000
5.00%, 03/15/23	26,325	25,337,813
5.13%, 05/01/20	22,750	22,920,625
5.88%, 07/15/22	42,350	42,773,500
5.88%, 11/15/24	43,530	43,312,350
6.75%, 06/01/21	43,630	46,520,487
7.13%, 02/01/16	23,534	24,563,613
7.88%, 09/01/19[a]	30,666	34,614,247
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)	10,435	10,956,750
5.13%, 07/15/20 (Call 07/15/16)[a]	12,450	13,072,500
6.38%, 10/15/23 (Call 10/15/18)	14,130	15,401,700
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 07/15/15)[a]	31,700	31,383,000

Security	Principal (000s)	Value
9.00%, 03/01/21 (Call 03/01/16)	$35,640	$34,125,300
9.00%, 09/15/22 (Call 09/15/17)	18,600	17,856,000
10.00%, 01/15/18 (Call 07/15/16)[a]	18,400	16,284,000
10.63%, 03/15/23 (Call 03/15/18)[a,b]	18,020	18,425,450
11.25%, 03/01/21 (Call 03/01/16)[a]	12,400	12,865,000
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[a]	15,330	15,521,625
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)	14,800	16,613,000
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[a]	15,100	15,364,250
5.00%, 04/15/22 (Call 04/15/17)[b]	38,220	39,032,175
Numericable-SFR
4.88%, 05/15/19 (Call 05/15/16)[b]	48,250	48,129,375
6.00%, 05/15/22 (Call 05/15/17)[a,b]	81,500	82,824,375
6.25%, 05/15/24 (Call 05/15/19)[a,b]	30,850	31,659,812
Quebecor Media Inc.
5.75%, 01/15/23	17,300	18,035,250
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)[a]	11,950	12,248,750
5.63%, 08/01/24 (Call 08/01/19)[a,b]	11,050	11,188,125
6.13%, 10/01/22 (Call 10/01/17)[a]	9,625	10,130,313
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	9,400	9,353,000

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.63%, 05/15/23 (Call 05/15/18)[a,b]	$9,775	$9,530,625
5.75%, 08/01/21 (Call 08/01/16)[a,b]	12,075	12,678,750
5.88%, 10/01/20 (Call 10/01/16)[a,b]	14,000	14,700,000
6.00%, 07/15/24 (Call 07/15/19)[b]	33,400	35,487,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[b]	10,350	10,587,015
5.50%, 01/15/23 (Call 01/15/18)[a,b]	22,750	23,944,375
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (Call 01/15/20)[b]	21,300	22,641,900
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	16,535	17,093,056
5.13%, 02/15/25 (Call 02/15/20)[a,b]	5,110	5,173,875
6.75%, 09/15/22 (Call 09/15/17)[b]	24,203	26,290,509
7.88%, 11/01/20 (Call 11/01/15)[a,b]	12,480	13,384,800
8.50%, 05/15/21 (Call 11/15/15)[a,b]	16,100	17,267,250
Videotron Ltd.
5.00%, 07/15/22	15,300	15,912,000
5.38%, 06/15/24 (Call 03/15/24)[a,b]	11,500	12,046,250
9.13%, 04/15/18 (Call 03/30/15)	1,829	1,879,298
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	16,925	17,940,500

		1,610,216,530

Security	Principal (000s)	Value
MINING — 1.99%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[a]	$25,200	$27,342,000
5.40%, 04/15/21 (Call 01/15/21)[a]	25,824	28,277,280
5.55%, 02/01/17	3,300	3,522,750
5.72%, 02/23/19[a]	13,290	14,685,450
5.87%, 02/23/22[a]	14,790	16,675,725
6.15%, 08/15/20	21,000	23,835,000
6.75%, 07/15/18	18,085	20,481,263
Aleris International Inc.
7.63%, 02/15/18 (Call 03/30/15)	10,050	9,949,500
7.88%, 11/01/20 (Call 11/01/15)[a]	10,000	9,867,500
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[a,b]	23,623	22,087,505
7.00%, 02/15/21 (Call 02/15/18)[b]	23,963	22,285,590
7.25%, 05/15/22 (Call 05/15/17)[a,b]	16,625	15,461,250
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a,b]	19,700	19,847,750
6.88%, 02/01/18 (Call 03/30/15)[a,b]	4,267	4,277,333
6.88%, 04/01/22 (Call 04/01/17)[a,b]	21,900	18,177,000
8.25%, 11/01/19 (Call 11/01/15)[a,b]	30,620	28,782,800
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a,b]	12,935	13,193,700
7.88%, 11/01/22 (Call 11/01/18)[a,b]	8,300	8,549,000
Novelis Inc.
8.38%, 12/15/17 (Call 12/29/14)	19,143	20,004,435
8.75%, 12/15/20 (Call 12/15/15)[a]	28,740	31,111,050

		358,413,881

26	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.22%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	$2,335	$2,346,675
5.50%, 12/01/24 (Call 06/01/24)	11,985	12,479,381
6.00%, 08/15/22 (Call 08/15/17)[a]	14,000	15,067,500
8.50%, 04/01/19 (Call 04/01/15)[a]	8,552	8,967,627

		38,861,183
OIL & GAS — 9.04%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a,b]	12,750	10,327,500
7.38%, 11/01/21 (Call 07/31/17)[a,b]	13,578	11,100,015
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)	22,150	21,817,750
Antero Resources Finance Corp.
5.38%, 11/01/21 (Call 11/01/16)	23,150	23,410,437
6.00%, 12/01/20 (Call 12/01/15)	8,700	8,895,750
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)[a]	12,600	9,954,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	17,950	14,204,172
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)[a,b]	20,200	18,634,500
5.50%, 09/15/21 (Call 06/15/21)[a,b]	35,500	32,482,500
6.00%, 11/15/24 (Call 08/15/24)[a,b]	45,900	41,137,875

Security	Principal (000s)	Value
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[b]	$16,475	$16,310,250
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	11,150	8,448,078
8.25%, 09/01/21 (Call 09/01/16)	9,370	7,355,450
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 03/30/15)[a]	9,275	9,263,406
4.88%, 04/15/22 (Call 04/15/17)[a]	30,900	30,436,500
5.38%, 06/15/21 (Call 06/15/16)[a]	16,500	16,721,369
5.75%, 03/15/23	23,600	24,662,000
6.13%, 02/15/21[a]	20,180	21,340,350
6.50%, 08/15/17	14,440	15,420,323
6.63%, 08/15/20[a]	26,500	28,817,091
6.88%, 11/15/20[a]	11,376	12,485,160
7.25%, 12/15/18	14,145	15,665,588
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	14,975	14,699,481
5.88%, 05/01/22 (Call 05/01/17)	14,150	14,995,617
Citgo Holding Inc.
10.75%, 02/15/20[b]	12,800	13,120,000
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	12,900	13,383,750
5.50%, 04/01/23 (Call 10/01/17)[a]	31,583	32,767,362
6.50%, 01/15/22 (Call 01/15/17)[a]	13,230	14,156,100
7.00%, 01/15/21 (Call 01/15/16)[a]	10,517	11,280,495
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	24,500	21,854,424
5.50%, 05/01/22 (Call 05/01/17)[a]	25,475	23,691,750

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.38%, 08/15/21 (Call 08/15/16)[a]	$9,130	$8,787,625
Energy XXI Gulf Coast Inc.
6.88%, 03/15/24 (Call 03/15/19)[a,b]	11,400	5,757,000
7.50%, 12/15/21 (Call 12/15/16)[a]	12,640	6,604,400
9.25%, 12/15/17 (Call 03/30/15)[a]	13,700	9,795,500
EP Energy LLC/Everest Acquisition Finance Inc.
6.88%, 05/01/19 (Call 05/01/15)[a]	14,750	15,118,750
9.38%, 05/01/20 (Call 05/01/16)[a]	40,365	43,291,462
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 03/30/15)[a]	12,700	9,080,500
EXCO Resources Inc.
7.50%, 09/15/18 (Call 03/30/15)[a]	14,785	11,076,925
8.50%, 04/15/22 (Call 04/15/17)	9,475	6,910,262
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)[a]	29,900	22,808,378
9.25%, 02/15/22 (Call 08/15/17)[a]	6,900	5,207,084
9.75%, 07/15/20 (Call 07/15/16)[a]	24,245	18,667,964
Harvest Operations Corp.
6.88%, 10/01/17	851	791,430
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[a,b]	6,850	2,129,885
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[b]	10,345	9,827,750
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	23,350	18,913,500

Security	Principal (000s)	Value
Kodiak Oil & Gas Corp.
5.50%, 02/01/22 (Call 08/01/17)	$6,600	$6,674,250
8.13%, 12/01/19 (Call 12/01/15)	15,709	16,572,995
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)	11,125	10,735,625
7.38%, 05/01/22 (Call 05/01/17)[a]	10,550	10,868,036
9.50%, 02/15/19 (Call 03/30/15)	10,025	10,476,527
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	39,150	33,471,970
6.50%, 05/15/19 (Call 05/15/15)[a]	25,500	22,440,000
6.50%, 09/15/21 (Call 09/15/17)[a]	13,325	11,164,650
7.75%, 02/01/21 (Call 09/15/15)	20,060	17,602,650
8.63%, 04/15/20 (Call 04/15/15)[a]	25,145	22,944,812
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	17,200	16,383,000
6.50%, 03/15/21 (Call 03/15/15)[b]	15,050	14,448,000
7.00%, 03/31/24 (Call 09/30/18)[a,b]	22,925	22,323,219
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)[b]	11,500	10,666,250
7.63%, 05/01/21 (Call 05/01/17)	13,250	12,753,125
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)[a]	11,700	7,400,250
10.75%, 10/01/20 (Call 10/01/16)	9,664	6,088,320

28	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Newfield Exploration Co.
5.63%, 07/01/24[a]	$19,430	$20,326,694
5.75%, 01/30/22	15,250	16,050,625
6.88%, 02/01/20 (Call 03/30/15)	12,634	12,980,493
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	9,350	9,016,906
6.88%, 03/15/22 (Call 09/15/17)[a]	21,125	20,808,125
6.88%, 01/15/23 (Call 07/15/17)[a]	8,300	8,071,750
7.25%, 02/01/19 (Call 03/30/15)[a]	8,115	8,084,569
Offshore Group Investment Ltd.
7.13%, 04/01/23 (Call 04/01/18)	18,975	12,150,165
7.50%, 11/01/19 (Call 11/01/15)[a]	21,900	14,147,372
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[b]	16,675	13,260,677
Pacific Drilling V Ltd.
7.25%, 12/01/17 (Call 12/01/15)[b]	9,075	7,917,938
Paragon Offshore PLC
7.25%, 08/15/24 (Call 08/15/19)[a,b]	3,987	1,594,800
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[a]	17,850	17,403,750
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[a,b]	7,695	6,444,563
6.63%, 11/15/20 (Call 11/15/15)	11,020	10,661,987
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[b]	20,300	20,198,500
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	12,650	12,412,813

Security	Principal (000s)	Value
5.38%, 10/01/22 (Call 07/01/22)[a]	$13,660	$13,420,950
6.88%, 03/01/21	10,800	11,664,000
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	16,703	16,995,302
5.00%, 03/15/23 (Call 03/15/18)[a]	13,500	13,800,322
5.75%, 06/01/21 (Call 06/01/16)[a]	12,000	12,571,535
6.75%, 08/01/20 (Call 08/01/15)[a]	8,250	8,688,599
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)	15,055	14,302,250
5.88%, 06/01/22 (Call 12/01/17)[a]	11,660	11,135,300
5.88%, 06/01/24 (Call 06/01/19)	10,300	9,785,000
Sabine Oil & Gas Corp.
7.25%, 06/15/19 (Call 12/30/13)	7,125	2,351,250
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)	39,830	13,542,200
Sanchez Energy Corp.
7.75%, 06/15/21 (Call 06/15/17)[a]	11,050	11,062,406
6.13%, 01/15/23 (Call 07/15/18)	24,185	22,414,058
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	25,020	18,765,000
7.50%, 02/15/23 (Call 08/15/17)	18,231	13,354,208
8.13%, 10/15/22 (Call 04/15/17)	16,200	12,028,500
8.75%, 01/15/20 (Call 03/30/15)[a]	7,475	5,755,750
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)	8,365	4,433,451

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 11/15/15)[a]	$13,110	$10,487,980
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	10,705	10,357,088
6.13%, 11/15/22 (Call 11/15/18)[a,b]	10,950	11,196,375
6.50%, 01/01/23 (Call 07/01/17)	7,627	7,855,810
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)	4,200	4,351,317
5.38%, 10/01/22 (Call 10/01/17)[a]	8,175	8,613,408
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[b]	14,000	12,565,000
6.25%, 04/15/22 (Call 04/15/17)[b]	13,900	12,232,000
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[b]	10,620	10,301,400
6.13%, 10/01/24 (Call 10/01/19)[b]	17,300	16,175,500
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)[a]	22,500	22,218,750
5.75%, 03/15/21 (Call 12/15/20)[a]	24,815	24,442,775
WPX Energy Inc.
5.25%, 01/15/17	9,280	9,512,000
5.25%, 09/15/24 (Call 06/15/24)	9,220	8,782,050
6.00%, 01/15/22 (Call 10/15/21)	25,380	25,284,825

		1,628,599,223
OIL & GAS SERVICES — 0.11%
CGG SA
6.50%, 06/01/21 (Call 06/01/16)[a]	11,360	9,258,400
6.88%, 01/15/22 (Call 07/15/17)[a]	9,975	8,129,625

Security	Principal (000s)	Value
7.75%, 05/15/17 (Call 03/30/15)	$1,912	$1,797,280

		19,185,305
PACKAGING & CONTAINERS — 1.40%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (Call 10/15/15)[a,b]	12,796	13,691,720
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.00%, 06/30/21 (Call 06/30/17)[a,b]	10,050	9,773,625
6.25%, 01/31/19 (Call 01/31/16)[a,b]	8,075	8,115,375
6.75%, 01/31/21 (Call 01/31/17)[a,b]	9,700	9,797,000
Ball Corp.
4.00%, 11/15/23[a]	21,900	21,516,750
5.00%, 03/15/22	15,046	15,723,070
5.75%, 05/15/21 (Call 11/15/15)	8,675	9,212,850
6.75%, 09/15/20 (Call 03/15/15)	7,980	8,259,300
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[a]	9,500	9,903,750
9.75%, 01/15/21 (Call 01/15/16)[a]	14,415	16,036,687
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
5.63%, 12/15/16 (Call 12/15/15)[b]	14,225	14,296,125
6.00%, 06/15/17 (Call 06/15/16)[a,b]	13,150	13,281,500
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)	12,265	12,970,237
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[a]	22,800	23,199,000

30	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	$10,550	$10,945,625
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[b]	7,925	8,182,563
5.13%, 12/01/24 (Call 09/01/24)[b]	8,575	8,982,313
5.25%, 04/01/23 (Call 01/01/23)[a,b]	8,850	9,314,625
6.50%, 12/01/20 (Call 09/01/20)[a,b]	10,700	12,117,750
8.38%, 09/15/21 (Call 09/15/16)[a,b]	14,820	16,709,550

		252,029,415
PHARMACEUTICALS — 1.62%
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	11,075	11,697,969
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[b]	13,500	13,753,125
6.00%, 02/01/25 (Call 02/01/20)[a,b]	19,570	20,612,102
7.00%, 07/15/19 (Call 07/15/15)[a,b]	7,475	7,858,094
7.00%, 12/15/20 (Call 12/15/15)[b]	1,370	1,448,775
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)[b]	20,435	21,048,050
NBTY Inc.
9.00%, 10/01/18 (Call 03/30/15)	12,625	13,224,688
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 03/01/18)[a,b]	22,760	22,959,150
5.63%, 12/01/21 (Call 12/01/16)[a,b]	19,300	19,589,500

Security	Principal (000s)	Value
6.38%, 10/15/20 (Call 10/15/16)[a,b]	$44,800	$47,040,000
6.75%, 08/15/18 (Call 08/15/15)[a,b]	32,338	34,399,547
6.75%, 08/15/21 (Call 02/15/16)[a,b]	16,570	17,357,075
7.00%, 10/01/20 (Call 10/01/15)[b]	13,635	14,316,750
7.25%, 07/15/22 (Call 07/15/16)[a,b]	9,950	10,571,875
7.50%, 07/15/21 (Call 07/15/16)[b]	33,698	36,646,575

		292,523,275
PIPELINES — 3.78%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
6.63%, 10/01/20 (Call 10/01/16)	8,300	8,447,869
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)[a]	9,865	9,889,663
6.13%, 03/01/22 (Call 11/01/16)	9,869	9,932,099
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[b,c]	11,761	9,422,432
Energy Transfer Equity LP
5.88%, 01/15/24	22,775	24,198,437
7.50%, 10/15/20[a]	25,280	28,882,400
Kinder Morgan Inc./DE
5.00%, 02/15/21 (Call 01/15/21)[b]	6,025	6,490,564
5.63%, 11/15/23 (Call 08/15/23)[b]	4,750	5,330,564
8.25%, 02/15/16[a]	2,300	2,422,887
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)[a]	22,500	22,747,500

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.88%, 12/01/24 (Call 09/01/24)	$9,650	$9,927,438
5.50%, 02/15/23 (Call 08/15/17)[a]	15,775	16,484,875
6.25%, 06/15/22 (Call 12/15/16)[a]	12,791	13,558,460
6.75%, 11/01/20 (Call 11/01/15)[a]	7,965	8,383,163
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	25,690	25,593,662
9.63%, 06/01/19 (Call 06/01/15)[a,b]	11,415	11,400,731
NuStar Logistics LP
4.80%, 09/01/20	7,518	7,348,845
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)[a]	11,450	10,717,713
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
6.50%, 05/15/21 (Call 05/15/16)	875	940,625
8.38%, 06/01/20 (Call 06/01/16)	675	744,188
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	10,050	10,351,500
5.00%, 10/01/22 (Call 07/01/22)[a]	11,125	11,709,062
5.50%, 04/15/23 (Call 10/15/17)	14,574	15,339,135
5.75%, 09/01/20 (Call 06/01/20)	7,400	8,047,500
5.88%, 03/01/22 (Call 12/01/21)[a]	17,529	19,150,432
6.50%, 07/15/21 (Call 07/15/16)[a]	10,150	10,962,000
8.38%, 06/01/19 (Call 06/01/15)[a,b]	1,250	1,318,750
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	16,840	17,597,800
6.00%, 01/15/19[b]	9,175	9,703,909
6.85%, 07/15/18[a,b]	11,045	11,928,600

Security	Principal (000s)	Value
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	$42,210	$43,159,725
5.63%, 04/15/23	31,700	32,413,250
5.63%, 03/01/25 (Call 12/01/24)[b]	6,270	6,301,350
5.75%, 05/15/24 (Call 02/15/24)	43,020	44,095,500
6.25%, 03/15/22	20,300	21,365,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)[a,b]	17,900	18,198,382
4.25%, 11/15/23 (Call 05/15/18)	10,500	10,396,170
5.00%, 01/15/18 (Call 10/15/17)[b]	13,931	14,487,035
5.25%, 05/01/23 (Call 11/01/17)[a]	12,550	12,825,826
6.88%, 02/01/21 (Call 02/01/16)	9,100	9,652,905
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[a,b]	11,047	11,668,394
5.88%, 10/01/20 (Call 10/01/16)	9,550	9,991,688
6.13%, 10/15/21 (Call 10/15/16)	9,950	10,596,750
6.25%, 10/15/22 (Call 10/15/18)[b]	17,630	18,599,650
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	26,350	27,271,459
4.88%, 03/15/24 (Call 03/15/19)	12,147	12,572,145
5.88%, 04/15/21 (Call 04/15/15)	16,589	17,366,228
6.13%, 07/15/22 (Call 01/15/17)	9,858	10,595,140

		680,530,150

32	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
REAL ESTATE — 0.30%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	$13,907	$14,602,350
5.25%, 03/15/25 (Call 12/15/24)	6,400	6,944,000
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[a,b]	9,677	10,451,160
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	12,400	12,586,000
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[b]	9,000	9,033,750

		53,617,260
REAL ESTATE INVESTMENT TRUSTS — 0.52%
Crown Castle International Corp.
4.88%, 04/15/22	16,079	16,842,752
5.25%, 01/15/23	34,725	36,634,875
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	14,000	13,930,000
5.00%, 07/01/19 (Call 07/01/16)	16,125	16,144,350
MPT Operating Partnership LP/MPT Finance Corp.
6.88%, 05/01/21 (Call 05/01/16)	9,375	10,089,844

		93,641,821
RETAIL — 2.83%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[a,b]	45,770	47,715,225
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	9,150	9,721,875
7.00%, 05/20/22 (Call 05/20/17)	17,410	18,541,650

Security	Principal (000s)	Value
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)[a]	$7,480	$7,797,900
Best Buy Co. Inc.
5.00%, 08/01/18	12,906	13,502,902
5.50%, 03/15/21 (Call 12/15/20)[a]	11,100	11,557,875
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)[a]	6,930	4,331,250
9.00%, 03/15/19 (Call 03/15/15)[b]	23,900	22,585,500
Family Tree Escrow LLC
5.25%, 03/01/20 (Call 03/01/17)[b]	795	831,769
5.75%, 03/01/23 (Call 03/01/18)[b]	5,580	5,862,488
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	9,000	8,989,229
6.75%, 01/15/22 (Call 11/15/16)	9,950	9,977,670
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	6,650	5,735,625
8.13%, 10/01/19	7,375	7,190,625
L Brands Inc.
5.63%, 02/15/22[a]	17,883	19,671,300
5.63%, 10/15/23	8,500	9,445,625
6.63%, 04/01/21[a]	17,620	20,218,950
6.90%, 07/15/17	12,512	13,872,680
7.00%, 05/01/20	7,410	8,540,025
8.50%, 06/15/19	10,650	12,913,125
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	9,725	9,985,144
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	19,550	20,527,500
Party City Holdings Inc.
8.88%, 08/01/20 (Call 08/01/15)[a]	14,300	15,551,250

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 03/30/15)[a,b]	$8,350	$8,740,363
QVC Inc.
3.13%, 04/01/19	8,480	8,507,853
4.38%, 03/15/23[a]	14,625	14,820,269
4.45%, 02/15/25	11,000	11,033,815
4.85%, 04/01/24	12,675	13,152,507
5.13%, 07/02/22	11,315	12,009,045
7.38%, 10/15/20 (Call 04/15/15)[b]	7,814	8,146,095
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)[a]	16,966	18,111,205
8.00%, 08/15/20 (Call 08/15/15)	9,950	10,609,188
9.25%, 03/15/20 (Call 03/15/16)[a]	18,308	20,367,650
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[a]	14,218	15,124,397
6.88%, 11/15/19 (Call 11/15/15)	13,050	13,865,625
Sears Holdings Corp.
6.63%, 10/15/18[a]	17,795	16,682,812
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[a]	10,000	10,200,000
Toys R Us Inc.
10.38%, 08/15/17 (Call 03/30/15)[a]	8,390	7,131,500
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 03/30/15)[a]	15,975	16,014,937

		509,584,443
SEMICONDUCTORS — 1.26%
Advanced Micro Devices Inc.
6.75%, 03/01/19[a]	13,950	13,810,500
7.00%, 07/01/24 (Call 07/01/19)[a]	8,625	7,913,438

Security	Principal (000s)	Value
7.50%, 08/15/22[a]	$12,050	$11,899,375
7.75%, 08/01/20 (Call 08/01/15)[a]	10,485	10,406,362
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[a]	11,225	11,730,125
6.63%, 06/01/21 (Call 06/01/15)[a]	7,125	7,445,625
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[a,b]	9,500	9,903,750
6.00%, 01/15/22 (Call 11/15/16)[b]	19,190	20,629,250
10.75%, 08/01/20 (Call 08/01/15)[a]	7,218	7,885,665
Micron Technology Inc.
5.25%, 08/01/23[b]	7,470	7,628,738
5.50%, 02/01/25 (Call 08/01/19)[b]	25,335	25,905,037
5.88%, 02/15/22 (Call 02/15/17)	13,000	13,780,000
NXP BV/NXP Funding LLC
3.50%, 09/15/16[a,b]	10,750	10,911,250
3.75%, 06/01/18[a,b]	15,925	16,163,875
5.75%, 02/15/21 (Call 02/15/17)[b]	10,075	10,717,281
5.75%, 03/15/23 (Call 03/15/18)[b]	9,350	10,004,500
Sensata Technologies BV
4.88%, 10/15/23[a,b]	9,873	10,267,920
5.63%, 11/01/24[a,b]	7,280	7,826,000
6.50%, 05/15/19 (Call 05/15/15)[b]	11,450	11,908,000

		226,736,691
SHIPBUILDING — 0.12%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a,b]	11,171	11,701,623
7.13%, 03/15/21 (Call 03/15/16)[a]	9,960	10,769,250

		22,470,873

34	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
SOFTWARE — 2.45%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a,b]	$28,500	$30,495,000
6.13%, 09/15/23 (Call 09/15/18)[a,b]	16,625	18,287,500
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a,b]	34,765	36,763,987
6.13%, 11/01/23 (Call 11/01/18)[b]	10,270	10,886,200
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a,b]	35,175	32,800,687
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[b]	28,702	30,711,140
7.38%, 06/15/19 (Call 06/15/15)[b]	29,750	31,237,500
8.25%, 01/15/21 (Call 01/15/16)[b]	40,702	43,754,650
8.88%, 08/15/20 (Call 08/15/15)[b]	12,550	13,444,188
10.63%, 06/15/21 (Call 04/15/16)	10,446	11,986,785
11.25%, 01/15/21 (Call 01/15/16)	11,955	13,673,531
11.75%, 08/15/21 (Call 05/15/16)	34,235	39,841,043
12.63%, 01/15/21 (Call 01/15/16)	61,932	74,008,740
Infor U.S. Inc.
9.38%, 04/01/19 (Call 04/01/15)[a]	18,950	20,347,563
11.50%, 07/15/18 (Call 07/15/15)[a]	11,570	12,611,300
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	20,740	21,258,500

		442,108,314

Security	Principal (000s)	Value
STORAGE & WAREHOUSING — 0.20%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	$24,500	$24,561,250
10.75%, 10/15/19 (Call 10/15/16)[a,b]	12,550	10,793,000

		35,354,250
TELECOMMUNICATIONS — 13.73%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[a,b]	16,200	16,767,000
6.75%, 11/15/20 (Call 11/15/16)[a,b]	20,522	22,009,845
8.88%, 01/01/20 (Call 07/01/16)[a,b]	9,960	11,005,800
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[b]	17,500	18,156,250
6.63%, 02/15/23[b]	17,495	18,216,669
7.88%, 12/15/19 (Call 12/15/15)[b]	10,800	11,502,000
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	9,550	10,099,125
9.88%, 12/15/20 (Call 12/15/16)[b]	7,750	8,621,875
Altice SA
7.63%, 02/15/25 (Call 02/15/20)[b]	17,210	17,769,325
7.75%, 05/15/22 (Call 05/15/17)[a,b]	65,070	67,347,450
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a,b]	19,816	20,014,160
10.50%, 03/01/21 (Call 03/01/17)[a,b]	27,845	24,225,150
CenturyLink Inc.
5.80%, 03/15/22[a]	33,109	35,261,085
6.00%, 04/01/17[a]	8,600	9,223,500
6.45%, 06/15/21	26,650	29,434,658
Series V
5.63%, 04/01/20[a]	21,505	23,010,350

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Series W
6.75%, 12/01/23[a]	$14,650	$16,517,875
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)[a]	13,944	14,815,500
8.75%, 03/15/18 (Call 03/30/15)[a]	2,149	2,197,353
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[b]	13,150	13,248,625
5.50%, 06/15/24 (Call 06/15/19)[b]	15,355	15,508,550
Embarq Corp.
7.08%, 06/01/16	25,640	27,290,531
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	16,200	16,645,500
6.88%, 01/15/25 (Call 10/15/24)	18,225	18,270,562
7.13%, 03/15/19[a]	8,200	8,938,000
7.13%, 01/15/23	17,240	17,994,250
7.63%, 04/15/24[a]	16,550	17,708,500
8.13%, 10/01/18[a]	12,905	14,582,650
8.25%, 04/15/17[a]	10,770	11,968,163
8.50%, 04/15/20[a]	23,680	26,876,800
8.75%, 04/15/22	10,110	11,548,148
9.25%, 07/01/21	9,650	11,266,375
Hughes Satellite Systems Corp.
6.50%, 06/15/19	19,977	21,874,863
7.63%, 06/15/21	18,165	20,163,577
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	20,975	21,263,406
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a]	41,885	39,371,900
6.63%, 12/15/22 (Call 12/15/17)	27,050	26,373,750
7.25%, 04/01/19 (Call 04/01/15)[a]	26,463	27,521,520
7.25%, 10/15/20 (Call 10/15/15)	44,820	46,612,800
7.50%, 04/01/21 (Call 04/01/16)[a]	24,565	25,793,250

Security	Principal (000s)	Value
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/15)[a]	$10,050	$9,880,406
7.75%, 06/01/21 (Call 06/01/17)[a]	40,325	37,351,031
8.13%, 06/01/23 (Call 06/01/18)[a]	22,500	20,896,875
Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[b,c]	14,150	15,352,750
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)	13,000	13,390,000
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 08/15/17)	21,350	22,097,250
5.63%, 02/01/23 (Call 02/01/18)[b]	9,730	10,070,550
6.13%, 01/15/21 (Call 11/15/16)	15,925	16,780,969
7.00%, 06/01/20 (Call 06/01/16)[a]	16,500	17,737,500
8.13%, 07/01/19 (Call 07/01/15)	21,850	23,133,687
8.63%, 07/15/20 (Call 01/15/16)	19,345	21,134,412
9.38%, 04/01/19 (Call 04/01/15)[a]	7,912	8,327,380
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	10,378	10,196,385
6.63%, 10/15/21 (Call 10/15/17)[b]	16,160	17,210,400
Nokia OYJ
5.38%, 05/15/19[a]	20,650	22,715,000
PAETEC Holding Corp.
9.88%, 12/01/18 (Call 03/30/15)	6,135	6,472,425
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[b]	17,492	17,497,248
5.63%, 10/01/19 (Call 10/01/16)	9,550	10,027,500

36	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	$14,157	$14,900,243
SoftBank Corp.
4.50%, 04/15/20[a,b]	49,710	50,269,237
Sprint Communications Inc.
6.00%, 12/01/16[a]	40,850	42,943,562
6.00%, 11/15/22[a]	44,800	43,008,000
7.00%, 03/01/20[b]	19,250	21,242,575
7.00%, 08/15/20[a]	31,200	31,949,508
8.38%, 08/15/17[a]	27,620	30,382,000
9.00%, 11/15/18[b]	65,120	75,864,800
9.13%, 03/01/17	20,650	22,818,250
11.50%, 11/15/21	19,014	23,482,290
Sprint Corp.
7.13%, 06/15/24	50,650	50,396,750
7.25%, 09/15/21	48,900	50,061,375
7.63%, 02/15/25 (Call 11/15/24)	17,000	17,212,500
7.88%, 09/15/23	86,951	90,211,662
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)[a]	10,550	10,958,813
6.00%, 03/01/23 (Call 09/01/18)	24,830	25,897,938
6.13%, 01/15/22 (Call 01/15/18)	18,000	18,900,000
6.25%, 04/01/21 (Call 04/01/17)	36,550	38,377,500
6.38%, 03/01/25 (Call 09/01/19)[a]	34,070	35,688,325
6.46%, 04/28/19 (Call 04/28/15)	25,800	26,799,750
6.50%, 01/15/24 (Call 01/15/19)	22,175	23,505,500
6.54%, 04/28/20 (Call 04/28/16)[a]	27,075	28,780,996
6.63%, 11/15/20 (Call 11/15/15)[a]	22,920	24,209,250
6.63%, 04/28/21 (Call 04/28/17)	26,175	27,843,656
6.63%, 04/01/23 (Call 04/01/18)[a]	36,833	39,181,104

Security	Principal (000s)	Value
6.73%, 04/28/22 (Call 04/28/17)[a]	$29,079	$31,099,700
6.84%, 04/28/23 (Call 04/28/18)[a]	15,105	16,200,113
Telecom Italia Capital SA
7.00%, 06/04/18	23,840	26,879,600
7.18%, 06/18/19	23,440	27,014,600
Telecom Italia SpA
5.30%, 05/30/24[b]	29,300	30,911,500
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[b]	18,200	18,996,714
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[b]	15,720	17,213,400
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[b]	16,260	17,703,075
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[b]	12,205	12,906,788
6.00%, 10/15/24 (Call 10/15/19)[a,b]	9,400	10,093,250
6.38%, 04/15/23 (Call 04/15/18)[a,b]	10,850	11,690,875
Virgin Media Secured Finance PLC
5.25%, 01/15/21	7,200	7,722,000
5.38%, 04/15/21 (Call 04/15/17)[b]	22,250	23,696,250
5.50%, 01/15/25 (Call 01/15/19)[a,b]	7,450	7,897,000
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	21,443	20,906,925
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[b]	37,000	37,370,000
6.50%, 04/30/20 (Call 04/30/16)[b]	14,242	15,078,718
7.38%, 04/23/21 (Call 04/23/17)[b]	60,050	62,452,000

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal or Shares (000s)	Value
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)	$14,650	$13,441,375
7.50%, 06/01/22 (Call 06/01/17)[a]	12,450	12,412,526
7.50%, 04/01/23 (Call 04/01/16)	12,550	12,330,375
7.75%, 10/15/20 (Call 10/15/15)[a]	12,465	12,916,233
7.75%, 10/01/21 (Call 10/01/16)[a]	21,950	22,238,094
7.88%, 11/01/17[a]	21,777	23,573,602

		2,474,918,755
TRANSPORTATION — 0.29%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[a]	23,570	22,096,969
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a,b]	18,081	18,623,430
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a,b]	12,850	12,014,750

		52,735,149

TOTAL CORPORATE BONDS & NOTES (Cost: $17,646,309,367)		17,608,640,517

SHORT-TERM INVESTMENTS — 13.84%

MONEY MARKET FUNDS — 13.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	2,172,704	2,172,703,901
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	176,888	176,888,378

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	145,145	$145,144,875

		2,494,737,154

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,494,737,154)		2,494,737,154

TOTAL INVESTMENTS IN SECURITIES — 111.55%		20,103,377,671
(Cost: $20,141,046,521)
Other Assets, Less Liabilities — (11.55)%		(2,082,198,285)

NET ASSETS — 100.00%		$18,021,179,386

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

38	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.50%

ADVERTISING — 0.28%
Omnicom Group Inc.
3.63%, 05/01/22	$11,114	$11,644,553
3.65%, 11/01/24 (Call 08/01/24)	10,333	10,630,702
4.45%, 08/15/20	14,195	15,599,442
WPP Finance 2010
3.75%, 09/19/24[a]	7,475	7,789,482
4.75%, 11/21/21	13,710	15,372,222

		61,036,401
AEROSPACE & DEFENSE — 1.38%
Boeing Co. (The)
4.88%, 02/15/20[a]	4,277	4,883,012
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	16,580	16,153,561
L-3 Communications Corp.
4.75%, 07/15/20	8,343	9,005,069
5.20%, 10/15/19	12,215	13,539,096
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	10,000	10,057,032
3.35%, 09/15/21	20,363	21,489,302
3.80%, 03/01/45 (Call 09/01/44)	10,000	9,922,161
4.07%, 12/15/42	10,000	10,363,251
4.25%, 11/15/19	5,147	5,646,719
Northrop Grumman Corp.
1.75%, 06/01/18	5,097	5,102,607
3.25%, 08/01/23	15,645	16,018,279
4.75%, 06/01/43	14,853	16,671,092
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	4,069	4,045,342
3.13%, 10/15/20[a]	22,677	23,659,690
United Technologies Corp.
3.10%, 06/01/22[a]	32,348	33,702,213
4.50%, 04/15/20	12,015	13,440,965
4.50%, 06/01/42	48,404	53,599,255
5.70%, 04/15/40[a]	8,412	10,795,740
6.13%, 02/01/19	7,388	8,598,080

Security	Principal (000s)	Value
6.13%, 07/15/38	$13,936	$18,481,176

		305,173,642
AGRICULTURE — 1.57%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	14,250	14,486,973
2.85%, 08/09/22	9,352	9,326,736
4.00%, 01/31/24[a]	16,237	17,362,671
4.25%, 08/09/42	12,183	12,230,171
4.75%, 05/05/21	18,703	20,906,550
5.38%, 01/31/44	20,673	24,293,274
9.25%, 08/06/19	10,227	13,170,688
9.70%, 11/10/18	20,589	26,059,086
Archer-Daniels-Midland Co.
4.48%, 03/01/21	9,455	10,496,412
Lorillard Tobacco Co.
6.88%, 05/01/20[a]	10,651	12,644,310
8.13%, 06/23/19	5,724	6,976,996
Philip Morris International Inc.
1.88%, 01/15/19	9,100	9,150,783
2.50%, 08/22/22	11,063	10,986,277
2.90%, 11/15/21	11,041	11,320,026
3.25%, 11/10/24	8,700	8,986,722
3.88%, 08/21/42	8,331	8,256,200
4.13%, 03/04/43	9,645	9,906,446
4.25%, 11/10/44	10,250	10,790,966
4.38%, 11/15/41	9,184	9,762,447
4.50%, 03/26/20	9,614	10,730,776
4.88%, 11/15/43[a]	8,300	9,529,603
5.65%, 05/16/18	21,306	24,082,421
6.38%, 05/16/38	19,746	26,416,736
Reynolds American Inc.
3.25%, 11/01/22	9,349	9,311,741
4.75%, 11/01/42[a]	18,045	18,086,402

		345,271,413
AUTO MANUFACTURERS — 0.94%
American Honda Finance Corp.
2.13%, 10/10/18[a]	13,290	13,498,733
2.25%, 08/15/19	7,500	7,616,851
Daimler Finance North America LLC
8.50%, 01/18/31	16,994	26,493,716

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Ford Motor Co.
4.75%, 01/15/43[a]	$23,493	$25,639,555
7.45%, 07/16/31	29,512	41,035,846
Ford Motor Credit Co. LLC
3.22%, 01/09/22	5,000	5,135,900
Toyota Motor Credit Corp.
2.00%, 10/24/18	18,660	18,951,096
2.10%, 01/17/19	8,832	8,954,765
2.13%, 07/18/19[a]	9,010	9,122,625
3.30%, 01/12/22[a]	22,055	23,372,680
3.40%, 09/15/21	16,672	17,773,426
4.25%, 01/11/21	4,000	4,431,407
Series B
4.50%, 06/17/20[a]	5,604	6,261,648

		208,288,248
AUTO PARTS & EQUIPMENT — 0.01%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	2,246	2,420,065

		2,420,065
BANKS — 26.58%
Abbey National Treasury Services PLC/London
2.35%, 09/10/19[a]	20,228	20,436,925
3.05%, 08/23/18	8,919	9,270,346
4.00%, 03/13/24[a]	9,190	9,889,719
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/18	7,905	7,865,013
2.25%, 06/13/19	15,000	15,128,094
Bank of America Corp.
2.00%, 01/11/18[a]	13,045	13,098,674
2.60%, 01/15/19[a]	40,014	40,720,023
2.65%, 04/01/19[a]	27,655	28,147,505
3.30%, 01/11/23[a]	37,822	38,310,736
4.00%, 04/01/24[a]	36,072	38,174,980
4.00%, 01/22/25	18,400	18,542,438
4.10%, 07/24/23[a]	33,850	36,112,707
4.13%, 01/22/24	22,391	23,894,130
4.20%, 08/26/24[a]	29,724	30,793,199
4.25%, 10/22/26[a]	21,000	21,534,257
4.88%, 04/01/44	11,183	12,681,691

Security	Principal (000s)	Value
5.00%, 05/13/21	$15,150	$17,030,400
5.00%, 01/21/44[a]	19,200	22,084,188
5.63%, 07/01/20	30,935	35,580,725
5.65%, 05/01/18	33,790	37,573,108
5.70%, 01/24/22	30,104	35,169,820
5.88%, 01/05/21	14,675	17,157,529
5.88%, 02/07/42	13,774	17,643,758
6.11%, 01/29/37	21,502	26,323,516
6.88%, 04/25/18	43,445	49,813,702
6.88%, 11/15/18[a]	12,113	14,074,038
7.63%, 06/01/19[a]	20,475	24,764,396
7.75%, 05/14/38	26,952	38,878,667
Bank of America N.A.
6.00%, 10/15/36[a]	9,305	11,798,624
Bank of Montreal
1.45%, 04/09/18 (Call 03/09/18)	12,032	11,973,616
2.38%, 01/25/19 (Call 12/25/18)	20,750	21,102,128
2.55%, 11/06/22 (Call 10/06/22)	9,000	8,957,878
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)[a]	7,668	7,747,215
2.20%, 05/15/19 (Call 04/15/19)[a]	7,941	8,029,310
2.30%, 09/11/19 (Call 08/11/19)[a]	14,185	14,393,979
3.00%, 02/24/25[a]	4,160	4,198,112
3.55%, 09/23/21 (Call 08/23/21)	17,280	18,374,119
3.65%, 02/04/24 (Call 01/05/24)[a]	6,000	6,383,944
Series G
2.15%, 02/24/20 (Call 01/24/20)	10,000	10,030,776
Bank of Nova Scotia (The)
1.45%, 04/25/18[a]	25,053	24,858,839
2.05%, 10/30/18	20,788	20,942,436
2.05%, 06/05/19	25,195	25,204,743
2.80%, 07/21/21	3,000	3,051,750
4.38%, 01/13/21	3,424	3,783,349

40	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Barclays Bank PLC
2.50%, 02/20/19	$21,016	$21,439,082
3.75%, 05/15/24	31,700	33,526,459
5.13%, 01/08/20[a]	10,705	12,123,342
5.14%, 10/14/20[a]	17,734	19,663,814
6.75%, 05/22/19	22,664	26,866,493
Barclays PLC
2.75%, 11/08/19	13,800	13,985,156
4.38%, 09/11/24[a]	16,935	17,218,721
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	10,000	10,138,970
BNP Paribas SA
2.40%, 12/12/18	16,895	17,196,084
2.45%, 03/17/19[a]	8,000	8,165,257
2.70%, 08/20/18[a]	8,205	8,440,134
3.25%, 03/03/23	12,925	13,282,973
4.25%, 10/15/24[a]	10,000	10,368,128
5.00%, 01/15/21	38,740	44,106,571
BPCE SA
2.25%, 01/27/20	11,500	11,531,963
2.50%, 12/10/18	24,750	25,231,058
2.50%, 07/15/19	4,250	4,321,666
4.00%, 04/15/24	11,450	12,294,393
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	15,500	15,818,489
3.80%, 10/30/26 (Call 09/30/26)[a]	7,300	7,710,651
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	8,383	8,459,571
3.20%, 02/05/25 (Call 01/05/25)	8,000	7,877,304
3.75%, 04/24/24 (Call 03/24/24)[a]	19,360	20,077,820
4.75%, 07/15/21	11,047	12,302,121
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/15/19)	11,775	11,796,193
2.95%, 07/23/21	14,740	14,936,298
Citigroup Inc.
1.75%, 05/01/18	12,659	12,599,125
2.40%, 02/18/20	9,355	9,327,888

Security	Principal (000s)	Value
2.50%, 09/26/18	$13,869	$14,096,106
2.50%, 07/29/19	23,441	23,657,963
2.55%, 04/08/19[a]	17,860	18,119,984
3.38%, 03/01/23	19,148	19,529,637
3.50%, 05/15/23[a]	26,089	25,973,530
3.75%, 06/16/24[a]	21,206	22,039,877
3.88%, 10/25/23	17,955	18,835,217
4.00%, 08/05/24	13,000	13,258,885
4.05%, 07/30/22	11,575	12,071,055
4.30%, 11/20/26[a]	8,000	8,221,402
4.50%, 01/14/22	37,927	41,639,500
5.30%, 05/06/44	10,670	11,974,795
5.38%, 08/09/20[a]	26,766	30,469,815
5.50%, 09/13/25	20,561	23,267,621
5.88%, 02/22/33	6,293	7,292,795
5.88%, 01/30/42	17,675	22,689,571
6.00%, 10/31/33	3,000	3,534,449
6.13%, 05/15/18	26,443	29,864,433
6.13%, 08/25/36[a]	21,520	25,979,327
6.63%, 06/15/32	7,600	9,469,967
6.68%, 09/13/43	7,500	9,912,998
6.88%, 03/05/38[a]	5,584	7,729,016
8.13%, 07/15/39	31,340	48,605,783
8.50%, 05/22/19	26,659	33,281,591
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	25,750	26,088,561
2.30%, 09/06/19	15,000	15,118,704
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19	21,250	21,466,759
3.88%, 02/08/22	39,691	42,850,332
3.95%, 11/09/22[a]	19,000	19,704,984
4.50%, 01/11/21[a]	15,685	17,412,071
4.63%, 12/01/23[a]	24,600	26,732,889
5.25%, 05/24/41	19,165	23,308,462
5.75%, 12/01/43[a]	10,620	13,149,686
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
1.70%, 03/19/18[a]	18,900	18,960,695
2.25%, 01/14/20	4,000	4,010,525

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Credit Suisse/New York NY
2.30%, 05/28/19[a]	$29,570	$29,843,706
3.00%, 10/29/21	15,233	15,499,836
3.63%, 09/09/24	51,250	53,202,645
4.38%, 08/05/20	12,880	14,147,018
5.30%, 08/13/19[a]	14,252	16,150,251
5.40%, 01/14/20	16,667	18,746,608
6.00%, 02/15/18	12,258	13,637,025
Deutsche Bank AG/London
2.50%, 02/13/19[a]	23,478	23,922,450
3.70%, 05/30/24[a]	30,150	31,591,731
Discover Bank/Greenwood DE
3.20%, 08/09/21 (Call 07/09/21)	4,870	4,999,958
4.20%, 08/08/23	14,235	15,243,342
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)[a]	9,335	9,958,493
8.25%, 03/01/38	8,773	13,172,810
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	10,250	10,367,726
2.88%, 10/01/21 (Call 09/01/21)	7,000	7,119,034
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	16,342	16,614,103
2.55%, 10/23/19[a]	29,150	29,507,883
2.60%, 04/23/20 (Call 03/23/20)	15,500	15,571,920
2.63%, 01/31/19[a]	20,744	21,130,581
2.90%, 07/19/18	35,099	36,162,082
3.50%, 01/23/25 (Call 10/23/24)[a]	20,000	20,253,962
3.63%, 01/22/23	22,753	23,587,225
3.85%, 07/08/24 (Call 04/08/24)	32,191	33,675,855
4.00%, 03/03/24	37,262	39,364,151
4.80%, 07/08/44 (Call 01/08/44)	27,013	29,967,650
5.25%, 07/27/21	39,970	45,411,480
5.38%, 03/15/20	22,037	25,001,345
5.75%, 01/24/22[a]	39,588	46,307,671
5.95%, 01/18/18	19,331	21,531,532

Security	Principal (000s)	Value
5.95%, 01/15/27[a]	$5,951	$7,008,753
6.00%, 06/15/20[a]	15,695	18,307,182
6.13%, 02/15/33[a]	16,982	21,469,454
6.15%, 04/01/18	32,280	36,331,992
6.25%, 02/01/41	28,872	38,164,658
6.45%, 05/01/36	14,059	17,487,613
6.75%, 10/01/37	65,033	84,088,098
7.50%, 02/15/19	23,825	28,462,303
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	8,510	9,449,244
5.63%, 08/15/35	1,493	1,829,768
5.88%, 11/01/34	4,000	5,064,230
HSBC Holdings PLC
4.00%, 03/30/22	27,723	29,948,880
4.25%, 03/14/24	15,900	16,736,472
4.88%, 01/14/22	14,395	16,254,648
5.10%, 04/05/21[a]	31,334	35,564,112
5.25%, 03/14/44	22,155	25,134,152
6.10%, 01/14/42	9,093	12,204,977
6.50%, 05/02/36	24,425	31,280,990
6.50%, 09/15/37	27,854	35,840,923
6.80%, 06/01/38	18,610	24,750,061
HSBC USA Inc.
1.63%, 01/16/18	14,295	14,292,372
2.25%, 06/23/19[a]	19,500	19,605,413
2.35%, 03/05/20	5,785	5,797,588
2.38%, 11/13/19[a]	14,600	14,684,846
2.63%, 09/24/18	3,413	3,500,243
3.50%, 06/23/24	10,500	10,977,542
5.00%, 09/27/20	3,490	3,861,116
Intesa Sanpaolo SpA
3.88%, 01/16/18[a]	12,890	13,450,915
3.88%, 01/15/19	15,150	15,900,251
5.25%, 01/12/24	8,825	9,945,289
JPMorgan Chase & Co.
1.63%, 05/15/18[a]	19,246	19,185,947
2.20%, 10/22/19	28,000	28,028,630
2.25%, 01/23/20 (Call 12/23/19)	18,700	18,613,973
2.35%, 01/28/19[a]	16,500	16,764,876
3.13%, 01/23/25 (Call 10/23/24)[a]	17,500	17,337,532
3.20%, 01/25/23[a]	35,608	36,257,725

42	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
3.25%, 09/23/22	$36,661	$37,567,322
3.38%, 05/01/23[a]	26,061	26,011,510
3.63%, 05/13/24[a]	13,135	13,615,937
3.88%, 02/01/24[a]	14,046	14,848,302
3.88%, 09/10/24	32,775	33,406,322
4.13%, 12/15/26[a]	17,650	18,152,986
4.25%, 10/15/20	23,225	25,463,107
4.35%, 08/15/21	25,652	28,004,365
4.40%, 07/22/20[a]	19,783	21,698,566
4.50%, 01/24/22	38,330	42,342,952
4.63%, 05/10/21	25,242	27,997,962
4.85%, 02/01/44[a]	20,823	23,900,970
4.95%, 03/25/20[a]	9,793	10,968,846
5.40%, 01/06/42	12,465	15,052,001
5.50%, 10/15/40	17,798	21,486,409
5.60%, 07/15/41	17,440	21,531,448
5.63%, 08/16/43	17,367	20,752,830
6.00%, 01/15/18[a]	29,877	33,434,748
6.30%, 04/23/19	39,708	46,171,037
6.40%, 05/15/38	24,184	32,326,695
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	5,000	5,006,713
2.50%, 12/15/19	8,500	8,627,581
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	6,053	6,128,737
5.10%, 03/24/21[a]	9,901	11,237,838
Lloyds Bank PLC
2.30%, 11/27/18	12,530	12,746,254
2.35%, 09/05/19[a]	16,876	17,065,948
6.38%, 01/21/21	12,105	14,600,468
Lloyds Banking Group PLC
4.50%, 11/04/24	10,500	10,993,232
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	10,000	9,963,683
2.30%, 01/30/19 (Call 12/30/18)	2,600	2,639,388
2.90%, 02/06/25 (Call 01/06/25)	10,000	9,870,722
Morgan Stanley
2.13%, 04/25/18	21,692	21,856,992
2.38%, 07/23/19[a]	31,560	31,733,261

Security	Principal (000s)	Value
2.50%, 01/24/19[a]	$32,505	$32,957,437
2.65%, 01/27/20	26,700	26,990,496
3.70%, 10/23/24[a]	31,950	33,091,941
3.75%, 02/25/23	32,656	34,219,148
4.10%, 05/22/23	21,791	22,482,348
4.30%, 01/27/45	28,000	28,644,336
4.35%, 09/08/26	31,704	33,039,842
4.88%, 11/01/22	21,020	22,862,521
5.00%, 11/24/25	28,962	31,901,655
5.50%, 01/26/20	24,306	27,593,501
5.50%, 07/24/20[a]	15,841	18,093,625
5.50%, 07/28/21	21,728	25,257,620
5.63%, 09/23/19	41,677	47,331,081
5.75%, 01/25/21	33,534	38,966,813
6.38%, 07/24/42[a]	31,399	41,791,746
6.63%, 04/01/18	34,862	39,670,666
7.25%, 04/01/32	4,612	6,392,192
7.30%, 05/13/19	30,910	36,902,639
Series F
3.88%, 04/29/24	25,612	26,843,402
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	18,935	19,423,052
National Australia Bank Ltd./New York
2.30%, 07/25/18	7,500	7,637,190
3.00%, 01/20/23[a]	12,939	13,128,787
Northern Trust Corp.
3.95%, 10/30/25	8,500	9,035,752
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[b]	17,525	17,763,373
2.25%, 07/02/19 (Call 06/02/19)[b]	5,250	5,312,525
2.40%, 10/18/19 (Call 09/18/19)[b]	2,250	2,277,362
2.70%, 11/01/22 (Call 10/01/22)[b]	25,550	25,260,973
2.95%, 01/30/23 (Call 12/30/22)[b]	5,800	5,821,332
3.80%, 07/25/23 (Call 06/25/23)[a,b]	19,928	21,071,548

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[b]	$10,470	$10,921,578
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[a,b]	8,069	8,389,061
4.38%, 08/11/20[b]	3,773	4,161,212
5.13%, 02/08/20[b]	3,965	4,494,168
Regions Bank/Birmingham AL
7.50%, 05/15/18	650	753,177
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	16,019	15,914,877
Royal Bank of Canada
1.50%, 01/16/18	6,500	6,510,665
2.15%, 03/15/19[a]	8,909	8,985,976
2.20%, 07/27/18	24,853	25,330,051
Royal Bank of Scotland Group PLC
6.40%, 10/21/19[a]	16,912	19,749,303
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20[a]	6,444	7,458,164
6.13%, 01/11/21	14,899	17,803,588
Societe Generale SA
2.63%, 10/01/18[a]	10,500	10,726,426
State Street Corp.
3.10%, 05/15/23[a]	15,207	15,304,021
3.30%, 12/16/24	8,810	9,095,872
3.70%, 11/20/23[a]	8,680	9,251,233
4.38%, 03/07/21	7,765	8,546,559
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19[a]	9,000	9,008,987
2.45%, 01/10/19	11,335	11,466,375
2.45%, 01/16/20	15,950	16,073,829
3.20%, 07/18/22	6,949	7,063,477
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	5,084	5,146,176
2.50%, 05/01/19 (Call 04/01/19)	5,000	5,051,660
Svenska Handelsbanken AB
1.63%, 03/21/18[a]	14,050	14,055,751

Security	Principal (000s)	Value
2.25%, 06/17/19	$6,250	$6,303,188
2.50%, 01/25/19[a]	22,375	22,856,884
Toronto-Dominion Bank (The)
1.40%, 04/30/18	16,665	16,627,539
2.13%, 07/02/19	16,575	16,785,504
2.25%, 11/05/19	15,599	15,770,592
2.63%, 09/10/18[a]	16,282	16,788,354
U.S. Bancorp/MN
1.95%, 11/15/18 (Call 10/15/18)	17,505	17,699,523
2.20%, 04/25/19 (Call 03/25/19)[a]	20,960	21,229,556
2.95%, 07/15/22 (Call 06/15/22)[a]	16,297	16,413,408
3.00%, 03/15/22 (Call 02/15/22)	8,087	8,336,017
3.70%, 01/30/24 (Call 12/29/23)[a]	5,000	5,357,737
4.13%, 05/24/21 (Call 04/23/21)	12,649	13,923,125
Series F
3.60%, 09/11/24 (Call 08/11/24)[a]	10,000	10,355,902
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)[a]	20,235	20,407,091
2.80%, 01/27/25 (Call 12/27/24)	10,950	10,972,345
UBS AG/Stamford CT
2.38%, 08/14/19[a]	32,500	32,865,755
4.88%, 08/04/20	21,775	24,615,795
5.75%, 04/25/18	17,586	19,735,257
Wachovia Corp.
5.50%, 08/01/35	12,398	14,631,589
5.75%, 02/01/18	15,083	16,855,248
Wells Fargo & Co.
2.13%, 04/22/19[a]	13,725	13,829,208
2.15%, 01/15/19[a]	12,963	13,082,820
3.00%, 01/22/21	17,710	18,257,687
3.00%, 02/19/25	12,685	12,624,471
3.30%, 09/09/24[a]	29,006	29,782,169
3.50%, 03/08/22	36,300	38,327,678
4.10%, 06/03/26[a]	33,198	34,790,120
4.13%, 08/15/23[a]	13,669	14,555,086

44	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.60%, 04/01/21	$21,004	$23,445,263
4.65%, 11/04/44	21,010	22,529,405
5.38%, 02/07/35	924	1,115,278
5.38%, 11/02/43	22,149	26,097,803
5.61%, 01/15/44	35,911	43,984,594
Series M
3.45%, 02/13/23	36,108	36,822,223
Series N
2.15%, 01/30/20	14,245	14,238,060
Wells Fargo Bank N.A.
5.85%, 02/01/37	10,000	12,896,160
6.60%, 01/15/38	18,634	26,276,064
Westpac Banking Corp.
1.60%, 01/12/18[a]	4,000	3,998,708
2.25%, 07/30/18	5,845	5,950,953
2.25%, 01/17/19[a]	19,024	19,285,437
4.88%, 11/19/19	18,910	21,180,741

		5,859,755,210
BEVERAGES — 2.55%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	12,395	12,359,610
2.15%, 02/01/19[a]	19,563	19,841,828
2.63%, 01/17/23	18,668	18,451,894
3.70%, 02/01/24[a]	17,826	18,869,076
4.00%, 01/17/43[a]	11,567	11,397,678
4.63%, 02/01/44	12,200	13,186,691
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	23,147	22,821,498
3.75%, 07/15/42	12,642	11,993,999
5.00%, 04/15/20	11,712	13,277,817
5.38%, 01/15/20	30,387	34,885,279
6.88%, 11/15/19	12,027	14,550,403
7.75%, 01/15/19[a]	21,153	25,570,131
8.20%, 01/15/39	8,984	13,892,742
Bottling Group LLC
5.13%, 01/15/19	6,332	7,106,312
Coca-Cola Co. (The)
1.15%, 04/01/18[a]	16,790	16,715,642
1.65%, 03/14/18[a]	9,794	9,927,936
1.65%, 11/01/18[a]	18,860	18,990,704
2.45%, 11/01/20[a]	14,763	15,139,858

Security	Principal (000s)	Value
2.50%, 04/01/23[a]	$4,250	$4,249,065
3.15%, 11/15/20	11,206	11,864,207
3.20%, 11/01/23	27,425	28,856,061
3.30%, 09/01/21	8,653	9,204,854
4.88%, 03/15/19[a]	6,800	7,647,086
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	21,952	21,701,859
Diageo Investment Corp.
2.88%, 05/11/22	10,404	10,538,773
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	9,465	13,004,816
PepsiCo Inc.
2.25%, 01/07/19 (Call 12/07/18)	4,600	4,708,316
2.75%, 03/05/22	10,144	10,332,737
2.75%, 03/01/23	13,592	13,704,169
3.00%, 08/25/21[a]	5,596	5,814,848
3.13%, 11/01/20[a]	11,349	11,905,971
3.60%, 03/01/24 (Call 12/01/23)[a]	16,000	17,040,627
4.00%, 03/05/42	9,023	9,085,482
4.50%, 01/15/20[a]	15,840	17,705,348
4.88%, 11/01/40	13,256	15,012,819
5.00%, 06/01/18	15,919	17,668,597
5.50%, 01/15/40	11,811	14,442,990
7.90%, 11/01/18	15,940	19,451,222

		562,918,945
BIOTECHNOLOGY — 1.65%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	15,665	15,778,324
3.45%, 10/01/20	9,610	10,140,185
3.63%, 05/15/22 (Call 02/15/22)	12,509	13,195,354
3.63%, 05/22/24 (Call 02/22/24)[a]	16,400	17,080,985
3.88%, 11/15/21 (Call 08/15/21)	17,448	18,676,214
4.10%, 06/15/21 (Call 03/15/21)	18,321	19,873,789
5.15%, 11/15/41 (Call 05/15/41)	23,627	27,178,554

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.38%, 05/15/43 (Call 11/15/42)	$16,032	$19,136,659
5.65%, 06/15/42 (Call 12/15/41)	9,758	11,934,129
5.70%, 02/01/19	7,694	8,757,471
6.38%, 06/01/37	11,234	14,511,553
6.40%, 02/01/39	13,422	17,265,371
Celgene Corp.
3.25%, 08/15/22	16,681	17,049,830
3.63%, 05/15/24 (Call 02/15/24)[a]	10,088	10,533,773
4.63%, 05/15/44 (Call 11/15/43)[a]	12,500	13,568,031
Gilead Sciences Inc.
2.35%, 02/01/20[a]	980	995,769
3.50%, 02/01/25 (Call 11/01/24)	12,922	13,559,171
3.70%, 04/01/24 (Call 01/01/24)	30,087	32,104,481
4.40%, 12/01/21 (Call 09/01/21)	9,649	10,782,606
4.50%, 04/01/21 (Call 01/01/21)[a]	4,634	5,164,826
4.50%, 02/01/45 (Call 08/01/44)	24,695	27,351,293
4.80%, 04/01/44 (Call 10/01/43)	20,345	23,200,170
5.65%, 12/01/41 (Call 06/01/41)	12,125	15,316,130

		363,154,668
CHEMICALS — 2.13%
CF Industries Inc.
3.45%, 06/01/23[a]	10,750	10,833,932
4.95%, 06/01/43[a]	10,116	10,720,821
5.15%, 03/15/34	6,255	6,906,915
5.38%, 03/15/44	9,204	10,367,270
6.88%, 05/01/18	11,300	12,892,359
7.13%, 05/01/20	2,310	2,773,932
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	5,552	5,577,842
3.50%, 10/01/24 (Call 07/01/24)	9,000	9,125,544

Security	Principal (000s)	Value
4.13%, 11/15/21 (Call 08/15/21)	$13,608	$14,703,414
4.25%, 11/15/20 (Call 08/15/20)	16,590	17,932,131
4.38%, 11/15/42 (Call 05/15/42)	14,250	14,170,833
5.25%, 11/15/41 (Call 05/15/41)	9,145	10,270,321
7.38%, 11/01/29	9,577	12,971,614
8.55%, 05/15/19	34,037	42,577,220
9.40%, 05/15/39	9,801	15,803,535
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	16,250	16,417,572
3.60%, 08/15/22 (Call 05/15/22)	6,538	6,763,479
3.80%, 03/15/25 (Call 12/15/24)	5,000	5,195,755
4.65%, 10/15/44 (Call 04/15/44)	6,205	6,490,249
Ecolab Inc.
4.35%, 12/08/21	16,400	17,900,910
5.50%, 12/08/41	7,698	9,215,149
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	21,492	21,464,443
3.63%, 01/15/21[a]	17,574	18,712,502
4.15%, 02/15/43[a]	6,215	6,274,599
4.63%, 01/15/20	9,423	10,498,516
6.00%, 07/15/18	3,534	4,022,988
LYB International Finance BV
4.00%, 07/15/23	6,181	6,519,451
4.88%, 03/15/44 (Call 09/15/43)[a]	7,350	7,840,774
5.25%, 07/15/43	13,009	14,558,230
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	24,100	26,561,328
5.75%, 04/15/24 (Call 01/15/24)[a]	6,520	7,697,314
6.00%, 11/15/21 (Call 08/17/21)	14,911	17,553,587
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	5,444	5,659,243

46	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.40%, 07/15/44 (Call 01/15/44)	$16,000	$17,182,320
4.70%, 07/15/64 (Call 01/15/64)	5,860	6,428,420
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	10,955	11,814,156
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)[a]	8,753	9,143,695
Rohm & Haas Co.
7.85%, 07/15/29	12,506	17,537,042

		469,079,405
COMMERCIAL SERVICES — 0.17%
Synchrony Financial
2.70%, 02/03/20	1,235	1,232,306
3.00%, 08/15/19 (Call 07/15/19)	13,500	13,715,621
3.75%, 08/15/21 (Call 06/15/21)	6,940	7,183,536
4.25%, 08/15/24 (Call 05/15/24)	15,045	15,757,921

		37,889,384
COMPUTERS — 2.83%
Apple Inc.
1.00%, 05/03/18	43,656	43,295,764
1.55%, 02/07/20	12,000	11,861,554
2.10%, 05/06/19[a]	23,360	23,839,866
2.15%, 02/09/22	5,000	4,938,372
2.40%, 05/03/23	63,055	62,468,324
2.50%, 02/09/25	16,455	16,141,953
2.85%, 05/06/21	33,153	34,452,770
3.45%, 05/06/24[a]	34,010	36,196,265
3.45%, 02/09/45	14,350	13,455,742
3.85%, 05/04/43	30,053	30,271,509
4.45%, 05/06/44[a]	17,050	18,931,682
EMC Corp./MA
1.88%, 06/01/18	18,806	18,928,625
2.65%, 06/01/20	28,030	28,536,659
3.38%, 06/01/23 (Call 03/01/23)[a]	10,589	10,709,558

Security	Principal (000s)	Value
Hewlett-Packard Co.
2.75%, 01/14/19[a]	$16,993	$17,369,935
3.75%, 12/01/20	13,266	13,937,200
4.30%, 06/01/21[a]	14,905	16,035,046
4.38%, 09/15/21[a]	14,775	15,958,785
4.65%, 12/09/21[a]	6,407	7,025,926
5.50%, 03/01/18	8,780	9,730,354
6.00%, 09/15/41	14,377	16,351,044
International Business Machines Corp.
1.25%, 02/08/18	1,970	1,969,926
1.63%, 05/15/20[a]	16,955	16,680,694
1.88%, 08/01/22	8,836	8,421,652
1.95%, 02/12/19[a]	8,140	8,232,702
3.38%, 08/01/23	18,125	18,843,557
3.63%, 02/12/24[a]	23,245	24,559,770
4.00%, 06/20/42	20,343	20,456,939
7.63%, 10/15/18	23,048	27,834,911
8.38%, 11/01/19	4,987	6,420,017
Seagate HDD Cayman
3.75%, 11/15/18	7,075	7,322,625
4.75%, 06/01/23[a]	22,250	23,676,872
4.75%, 01/01/25[c]	7,450	7,878,380

		622,734,978
COSMETICS & PERSONAL CARE — 0.29%
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	5,000	5,034,453
2.30%, 02/06/22	8,448	8,543,164
3.10%, 08/15/23[a]	14,834	15,523,720
4.70%, 02/15/19	8,277	9,292,774
5.55%, 03/05/37	19,347	25,650,288

		64,044,399
DIVERSIFIED FINANCIAL SERVICES — 4.78%
American Express Co.
1.55%, 05/22/18[a]	8,206	8,195,036
2.65%, 12/02/22	13,418	13,396,665
4.05%, 12/03/42	15,454	15,717,423
7.00%, 03/19/18	15,592	18,031,538
American Express Credit Corp.
2.13%, 07/27/18[a]	12,163	12,350,639
2.13%, 03/18/19	18,645	18,797,382
2.25%, 08/15/19	17,800	17,968,513

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Ameriprise Financial Inc.
4.00%, 10/15/23	$10,000	$10,762,424
5.30%, 03/15/20[a]	100	114,162
Associates Corp. of North America
6.95%, 11/01/18	2,825	3,296,550
Bear Stearns Companies LLC (The)
7.25%, 02/01/18	15,890	18,355,871
BP Capital Markets PLC
2.52%, 01/15/20[a]	16,275	16,537,013
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	17,970	18,041,073
3.38%, 02/15/23	16,080	16,227,648
CME Group Inc./IL
3.00%, 09/15/22	1,547	1,594,611
5.30%, 09/15/43 (Call 03/15/43)	11,068	13,567,168
Ford Motor Credit Co. LLC
2.38%, 01/16/18	17,660	17,952,379
2.38%, 03/12/19[a]	13,150	13,311,087
2.60%, 11/04/19	2,000	2,025,400
2.88%, 10/01/18[a]	3,175	3,269,932
3.66%, 09/08/24[a]	8,200	8,451,740
4.25%, 09/20/22	12,995	14,079,438
4.38%, 08/06/23[a]	11,529	12,560,845
5.00%, 05/15/18[a]	17,691	19,327,985
5.75%, 02/01/21[a]	13,670	15,919,522
5.88%, 08/02/21	26,004	30,636,883
8.13%, 01/15/20	12,508	15,671,914
General Electric Capital Corp.
1.63%, 04/02/18[a]	16,760	16,859,415
2.20%, 01/09/20 (Call 12/09/19)	19,000	19,170,810
2.30%, 01/14/19[a]	23,594	24,220,421
3.10%, 01/09/23	27,454	28,492,003
3.15%, 09/07/22[a]	24,547	25,531,580
3.45%, 05/15/24 (Call 02/13/24)[a]	18,818	19,911,937
4.38%, 09/16/20	6,129	6,825,408
4.63%, 01/07/21	38,173	43,037,385
4.65%, 10/17/21	26,202	29,784,104
5.30%, 02/11/21	23,390	26,980,515
5.50%, 01/08/20	21,304	24,635,733

Security	Principal (000s)	Value
5.63%, 05/01/18	$31,823	$35,821,560
5.88%, 01/14/38	60,773	78,675,942
6.00%, 08/07/19[a]	17,834	20,910,470
6.15%, 08/07/37	21,992	29,343,486
6.88%, 01/10/39	43,533	62,980,062
Series A
5.55%, 05/04/20[a]	3,390	3,956,015
6.75%, 03/15/32	57,679	79,803,511
HSBC Finance Corp.
6.68%, 01/15/21	32,291	38,603,312
Intercontinental Exchange Inc.
4.00%, 10/15/23	10,000	10,737,474
Jefferies Group LLC
5.13%, 04/13/18	19,674	20,771,701
6.88%, 04/15/21	5,452	6,225,991
8.50%, 07/15/19	3,600	4,295,910
Nomura Holdings Inc.
2.75%, 03/19/19	22,500	22,920,478
6.70%, 03/04/20	13,843	16,474,198

		1,053,130,262
ELECTRIC — 1.24%
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	8,500	9,326,525
5.15%, 11/15/43 (Call 05/15/43)	12,680	15,242,632
6.13%, 04/01/36	14,860	19,416,923
6.50%, 09/15/37[a]	10,600	14,514,530
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	12,130	13,569,233
4.63%, 12/01/54 (Call 06/01/54)	12,500	14,109,765
Duke Energy Carolinas LLC
5.30%, 02/15/40	6,920	8,728,015
Duke Energy Florida Inc.
6.40%, 06/15/38	14,406	20,530,999
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	850	859,273
5.60%, 06/15/42 (Call 12/15/41)[a]	11,280	12,838,031
6.25%, 10/01/39	7,720	9,431,806

48	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Georgia Power Co.
4.30%, 03/15/42	$12,125	$13,148,458
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	5,713	6,453,520
6.40%, 03/15/18	9,398	10,712,921
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	9,227	11,836,192
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	2,016	2,120,821
5.40%, 01/15/40[a]	9,525	11,623,816
5.80%, 03/01/37[a]	13,047	16,535,870
6.05%, 03/01/34	38,084	49,843,098
8.25%, 10/15/18	5,383	6,588,651
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	4,470	5,238,508

		272,669,587
ELECTRONICS — 0.73%
Honeywell International Inc.
4.25%, 03/01/21[a]	8,626	9,652,247
5.00%, 02/15/19	11,324	12,727,825
5.30%, 03/01/18	8,343	9,303,755
Koninklijke Philips NV
3.75%, 03/15/22	36,980	39,481,708
5.75%, 03/11/18	9,859	11,021,181
6.88%, 03/11/38	5,166	7,080,262
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	18,662	18,869,350
3.15%, 01/15/23 (Call 10/15/22)	10,998	11,058,397
3.30%, 02/15/22	935	960,253
3.60%, 08/15/21 (Call 05/15/21)	20,756	21,808,792
4.15%, 02/01/24 (Call 11/01/23)[a]	4,351	4,670,821
4.50%, 03/01/21	12,781	13,996,631

		160,631,222
ENGINEERING & CONSTRUCTION — 0.13%
ABB Finance USA Inc.
2.88%, 05/08/22[a]	24,263	24,774,547
4.38%, 05/08/42	3,075	3,390,761

		28,165,308

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.10%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)[a]	$7,835	$8,182,789
5.00%, 03/01/20	8,107	9,034,097
Waste Management Inc.
4.10%, 03/01/45	5,000	5,056,608

		22,273,494
FOOD — 1.72%
ConAgra Foods Inc.
1.90%, 01/25/18[a]	11,645	11,611,819
3.20%, 01/25/23 (Call 10/25/22)[a]	9,497	9,377,192
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	17,374	17,867,512
5.65%, 02/15/19	8,850	9,974,239
Kellogg Co.
4.00%, 12/15/20	8,032	8,644,692
Series B
7.45%, 04/01/31	11,876	15,537,345
Kraft Foods Group Inc.
3.50%, 06/06/22	24,901	25,614,737
5.00%, 06/04/42	25,403	27,399,107
5.38%, 02/10/20	10,580	11,941,658
6.13%, 08/23/18	750	852,493
6.50%, 02/09/40	8,644	10,593,389
6.88%, 01/26/39	8,797	11,132,567
Kroger Co. (The)
6.15%, 01/15/20	7,327	8,561,206
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	9,134	9,187,585
4.00%, 02/01/24 (Call 11/01/23)[a]	14,454	15,585,583
5.38%, 02/10/20[a]	16,842	19,310,825
6.50%, 02/09/40	22,311	30,682,029
Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)[a]	8,000	8,122,940
3.00%, 10/02/21 (Call 08/02/21)[a]	8,000	8,225,180

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
3.50%, 10/02/24 (Call 07/02/24)[a]	$16,875	$17,552,312
4.35%, 10/02/34 (Call 04/02/34)	7,225	7,520,640
4.50%, 10/02/44 (Call 04/02/44)[a]	13,500	14,300,766
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	15,000	15,282,145
3.95%, 08/15/24 (Call 05/15/24)[a]	15,000	15,939,463
4.50%, 06/15/22 (Call 03/15/22)	6,000	6,617,357
Unilever Capital Corp.
2.20%, 03/06/19	13,511	13,760,591
4.25%, 02/10/21	8,763	9,777,996
4.80%, 02/15/19	7,064	7,894,691
5.90%, 11/15/32	7,755	10,689,242

		379,557,301
FOREST PRODUCTS & PAPER — 0.32%
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	11,100	11,347,255
4.75%, 02/15/22 (Call 11/15/21)	8,627	9,598,155
4.80%, 06/15/44 (Call 12/15/43)	9,100	9,461,870
7.30%, 11/15/39[a]	3,050	4,106,021
7.50%, 08/15/21	8,269	10,389,134
7.95%, 06/15/18[a]	22,463	26,628,424

		71,530,859
GAS — 0.04%
Sempra Energy
6.00%, 10/15/39	6,990	9,034,392

		9,034,392
HEALTH CARE — PRODUCTS — 1.77%
Baxter International Inc.
1.85%, 06/15/18	8,238	8,272,223
3.20%, 06/15/23 (Call 03/15/23)	20,085	20,310,946
Becton Dickinson and Co.
2.68%, 12/15/19	14,930	15,244,238
3.13%, 11/08/21	11,841	12,136,476

Security	Principal (000s)	Value
3.73%, 12/15/24 (Call 09/15/24)[a]	$19,180	$20,106,774
4.69%, 12/15/44 (Call 06/15/44)	12,000	13,078,033
Boston Scientific Corp.
6.00%, 01/15/20	11,706	13,416,533
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	2,000	2,020,256
6.55%, 10/15/37	12,935	18,128,718
Medtronic Inc.
1.38%, 04/01/18	8,204	8,151,485
2.50%, 03/15/20[c]	28,000	28,525,711
2.75%, 04/01/23 (Call 01/01/23)	10,924	10,902,611
3.15%, 03/15/22[c]	40,245	41,727,191
3.50%, 03/15/25[c]	50,250	52,488,457
3.63%, 03/15/24 (Call 12/15/23)	4,494	4,762,793
4.00%, 04/01/43 (Call 10/01/42)[a]	8,000	8,328,388
4.38%, 03/15/35[c]	36,900	40,170,144
4.45%, 03/15/20	13,593	15,105,296
4.63%, 03/15/45[c]	42,589	48,412,224
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	8,310	8,456,562

		389,745,059
HEALTH CARE — SERVICES — 1.16%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	14,580	14,552,700
3.95%, 09/01/20	11,715	12,566,870
6.63%, 06/15/36	7,798	10,537,734
Anthem Inc.
2.25%, 08/15/19	11,625	11,661,854
3.13%, 05/15/22	9,668	9,875,313
3.30%, 01/15/23	15,350	15,720,179
3.50%, 08/15/24 (Call 05/15/24)[a]	10,250	10,601,148
4.63%, 05/15/42	11,469	12,456,749
4.65%, 01/15/43[a]	11,075	12,051,202

50	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.65%, 08/15/44 (Call 02/15/44)	$9,244	$10,127,827
5.85%, 01/15/36	4,650	5,688,897
6.38%, 06/15/37	3,470	4,517,064
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)[a]	6,764	7,348,773
5.38%, 02/15/42 (Call 08/15/41)	9,455	11,643,423
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	8,000	8,777,928
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)[a]	10,000	10,131,268
4.70%, 02/01/45 (Call 08/01/44)	8,500	8,742,434
UnitedHealth Group Inc.
2.88%, 12/15/21	2,000	2,052,048
2.88%, 03/15/22 (Call 12/15/21)[a]	17,554	17,986,237
2.88%, 03/15/23[a]	6,500	6,628,786
4.25%, 03/15/43 (Call 09/15/42)[a]	15,080	16,383,021
5.80%, 03/15/36	4,000	5,139,439
6.00%, 02/15/18	7,334	8,293,699
6.88%, 02/15/38	15,598	22,448,534

		255,933,127
HOLDING COMPANIES — DIVERSIFIED — 0.03%
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	6,000	6,000,243

		6,000,243
INSURANCE — 2.00%
Aflac Inc.
3.63%, 11/15/24[a]	14,562	15,304,231
8.50%, 05/15/19[a]	8,475	10,661,413
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	17,670	17,864,085
3.38%, 08/15/20	12,455	13,138,484

Security	Principal (000s)	Value
3.88%, 01/15/35 (Call 07/15/34)	$13,240	$13,328,151
4.13%, 02/15/24	13,045	14,210,928
4.38%, 01/15/55 (Call 07/15/54)	6,500	6,551,841
4.50%, 07/16/44 (Call 01/16/44)	25,061	26,727,990
4.88%, 06/01/22	11,394	12,983,264
5.85%, 01/16/18	20,509	23,008,966
6.25%, 05/01/36	11,280	14,532,565
6.40%, 12/15/20	4,957	6,034,173
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	14,417	15,093,183
4.25%, 01/15/21[a]	8,557	9,553,352
5.40%, 05/15/18[a]	13,221	14,975,090
5.75%, 01/15/40	8,350	11,032,621
Berkshire Hathaway Inc.
1.55%, 02/09/18	7,000	7,046,941
2.10%, 08/14/19	10,000	10,133,439
4.50%, 02/11/43[a]	11,371	12,868,229
Chubb Corp. (The)
6.00%, 05/11/37[a]	4,275	5,666,365
MetLife Inc.
3.60%, 04/10/24[a]	14,025	14,789,821
4.13%, 08/13/42	4,658	4,800,259
4.75%, 02/08/21	14,686	16,575,063
4.88%, 11/13/43	10,415	12,058,040
5.70%, 06/15/35	3,905	4,975,010
5.88%, 02/06/41	13,350	17,212,709
6.38%, 06/15/34	8,149	11,075,967
7.72%, 02/15/19	11,797	14,362,859
Series A
6.82%, 08/15/18	7,724	9,018,254
Series D
4.37%, 09/15/23	15,199	16,891,352
Prudential Financial Inc.
4.60%, 05/15/44[a]	10,000	10,607,242
7.38%, 06/15/19[a]	13,082	15,856,589
Series D
6.63%, 12/01/37	9,050	11,986,810
Travelers Companies Inc. (The)
5.35%, 11/01/40	6,950	8,755,247
6.25%, 06/15/37	8,655	11,832,823

		441,513,356

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
INTERNET — 0.78%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)[a]	$19,232	$18,752,196
2.60%, 12/05/19 (Call 11/05/19)	15,750	16,063,767
3.30%, 12/05/21 (Call 10/05/21)	6,500	6,737,586
3.80%, 12/05/24 (Call 09/05/24)[a]	12,500	13,145,585
4.80%, 12/05/34 (Call 06/05/34)	16,265	17,596,359
4.95%, 12/05/44 (Call 06/05/44)	20,500	22,065,808
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)[a]	11,600	11,581,576
2.60%, 07/15/22 (Call 04/15/22)[a]	14,488	13,735,203
2.88%, 08/01/21 (Call 06/01/21)	12,048	11,900,904
3.45%, 08/01/24 (Call 05/01/24)[a]	6,499	6,356,220
4.00%, 07/15/42 (Call 01/15/42)	10,324	8,878,818
Google Inc.
3.38%, 02/25/24[a]	12,080	12,851,292
3.63%, 05/19/21	11,281	12,260,718

		171,926,032
MACHINERY — 0.64%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	9,150	9,258,542
5.45%, 04/15/18	1,846	2,064,378
7.15%, 02/15/19	8,815	10,535,643
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	10,815	11,370,119
3.80%, 08/15/42[a]	18,055	18,165,926
3.90%, 05/27/21	16,432	17,908,885
5.20%, 05/27/41	10,860	13,008,917
7.90%, 12/15/18	15,100	18,382,808

Security	Principal (000s)	Value
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	$12,121	$12,137,339
3.90%, 06/09/42 (Call 12/09/41)	12,210	12,623,878
4.38%, 10/16/19	10,425	11,477,068
John Deere Capital Corp.
1.95%, 12/13/18[a]	3,259	3,295,597

		140,229,100
MANUFACTURING — 0.64%
3M Co.
5.70%, 03/15/37	3,350	4,390,484
Danaher Corp.
5.40%, 03/01/19	2,919	3,303,323
Eaton Corp.
2.75%, 11/02/22	16,967	16,988,801
4.15%, 11/02/42	6,490	6,667,816
General Electric Co.
2.70%, 10/09/22	42,135	42,944,274
3.38%, 03/11/24[a]	3,000	3,178,986
4.13%, 10/09/42	14,552	15,510,479
4.50%, 03/11/44	26,802	30,214,771
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	14,902	15,180,694
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	2,998	3,471,231

		141,850,859
MEDIA — 5.83%
21st Century Fox America Inc.
3.00%, 09/15/22[a]	14,035	14,269,115
4.50%, 02/15/21	6,607	7,287,614
6.15%, 03/01/37	8,275	10,606,798
6.15%, 02/15/41	19,476	25,344,769
6.20%, 12/15/34	12,879	16,516,617
6.40%, 12/15/35	16,255	21,347,358
6.65%, 11/15/37	9,057	12,208,834
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	2,065	2,074,566
4.60%, 01/15/45 (Call 07/15/44)	5,000	5,037,080
7.88%, 07/30/30	130	179,923

52	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	$2,747	$3,987,545
Comcast Corp.
2.85%, 01/15/23	7,385	7,490,655
3.13%, 07/15/22	23,840	24,744,440
3.38%, 02/15/25 (Call 11/15/24)[a]	19,250	20,074,143
3.60%, 03/01/24[a]	24,196	25,782,171
4.20%, 08/15/34 (Call 02/15/34)[a]	6,200	6,652,218
4.25%, 01/15/33	12,245	13,198,605
4.65%, 07/15/42	22,977	25,971,928
4.75%, 03/01/44[a]	17,506	20,127,530
5.15%, 03/01/20	16,568	18,991,547
5.65%, 06/15/35	12,002	15,064,966
5.70%, 05/15/18	9,177	10,375,405
5.88%, 02/15/18	10,978	12,392,122
6.40%, 05/15/38	1,800	2,446,764
6.40%, 03/01/40[a]	8,229	11,249,520
6.45%, 03/15/37	18,370	24,906,917
6.50%, 11/15/35[a]	4,197	5,728,050
6.55%, 07/01/39	14,853	20,551,246
6.95%, 08/15/37	30,028	42,811,223
7.05%, 03/15/33	3,910	5,489,994
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	11,200	11,127,909
3.80%, 03/15/22[a]	18,271	18,919,692
3.95%, 01/15/25 (Call 10/15/24)	19,750	20,269,480
4.45%, 04/01/24 (Call 01/01/24)[a]	19,878	21,215,768
4.60%, 02/15/21 (Call 11/15/20)	18,955	20,559,014
5.00%, 03/01/21[a]	17,479	19,361,436
5.15%, 03/15/42	17,518	17,973,922
5.20%, 03/15/20	5,905	6,599,364
5.88%, 10/01/19	8,449	9,664,726
6.00%, 08/15/40 (Call 05/15/40)[a]	11,025	12,313,954
6.38%, 03/01/41	12,465	14,590,718

Security	Principal (000s)	Value
Discovery Communications LLC
4.88%, 04/01/43[a]	$10,510	$10,995,336
5.05%, 06/01/20	14,835	16,475,858
6.35%, 06/01/40	6,600	8,083,954
Historic TW Inc.
6.63%, 05/15/29	15,050	19,351,073
NBCUniversal Media LLC
2.88%, 01/15/23	14,161	14,286,836
4.38%, 04/01/21	18,102	20,085,022
4.45%, 01/15/43	10,207	11,179,172
5.15%, 04/30/20	23,959	27,536,091
5.95%, 04/01/41	17,724	23,157,040
6.40%, 04/30/40	10,643	14,602,766
Thomson Reuters Corp.
6.50%, 07/15/18	6,979	7,976,120
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	8,208	8,680,561
4.50%, 09/15/42 (Call 03/15/42)[a]	22,360	22,253,356
5.00%, 02/01/20[a]	20,123	22,291,710
5.50%, 09/01/41 (Call 03/01/41)	9,812	10,750,682
5.88%, 11/15/40 (Call 05/15/40)	13,241	15,120,304
6.55%, 05/01/37	13,792	16,638,648
6.75%, 07/01/18[a]	21,103	24,148,804
6.75%, 06/15/39	24,969	30,811,319
7.30%, 07/01/38	17,647	22,912,259
8.25%, 04/01/19	24,586	29,994,659
8.75%, 02/14/19	14,324	17,733,155
Time Warner Entertainment Co. LP
8.38%, 03/15/23[a]	17,273	22,978,424
8.38%, 07/15/33[a]	790	1,131,072
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)[a]	21,900	22,672,041
4.70%, 01/15/21[a]	10,473	11,686,116
4.75%, 03/29/21	7,410	8,288,709
4.88%, 03/15/20	8,776	9,845,680
6.10%, 07/15/40	12,640	16,037,743
6.25%, 03/29/41	14,195	18,131,843

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.50%, 11/15/36	$9,850	$12,732,347
7.63%, 04/15/31	18,053	25,391,662
7.70%, 05/01/32	20,526	29,369,407
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	7,075	7,432,687
4.38%, 03/15/43[a]	17,945	16,588,537
5.85%, 09/01/43 (Call 03/01/43)	22,867	25,847,414
6.88%, 04/30/36	8,639	10,711,062
Walt Disney Co. (The)
1.85%, 05/30/19	22,438	22,542,833
2.35%, 12/01/22[a]	17,146	17,075,907
2.75%, 08/16/21	5,376	5,520,722

		1,284,554,577
METAL FABRICATE & HARDWARE — 0.07%
Precision Castparts Corp.
1.25%, 01/15/18	7,749	7,694,411
2.50%, 01/15/23 (Call 10/15/22)	7,904	7,760,084

		15,454,495
MINING — 2.55%
Barrick Gold Corp.
3.85%, 04/01/22[a]	12,828	12,729,113
4.10%, 05/01/23[a]	17,360	17,238,369
5.25%, 04/01/42	3,150	3,086,430
6.95%, 04/01/19[a]	3,094	3,580,472
Barrick North America Finance LLC
4.40%, 05/30/21	18,739	19,468,226
5.70%, 05/30/41	16,374	16,596,965
5.75%, 05/01/43[a]	16,129	16,920,910
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	4,750	4,978,857
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	15,318	15,692,910
3.25%, 11/21/21	7,779	8,159,195
3.85%, 09/30/23	19,460	21,014,366
4.13%, 02/24/42	18,115	18,706,862
5.00%, 09/30/43	26,479	30,934,113
6.50%, 04/01/19[a]	16,158	19,043,804

Security	Principal (000s)	Value
Freeport-McMoRan Inc.
2.38%, 03/15/18	$16,122	$15,821,449
3.10%, 03/15/20[a]	15,923	15,220,888
3.55%, 03/01/22 (Call 12/01/21)	24,383	22,359,028
3.88%, 03/15/23 (Call 12/15/22)	24,267	22,265,171
4.55%, 11/14/24 (Call 08/14/24)[a]	8,950	8,460,466
5.40%, 11/14/34 (Call 05/14/34)[a]	11,000	9,865,351
5.45%, 03/15/43 (Call 09/15/42)	18,645	16,330,872
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	6,035	6,049,902
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	16,444	16,133,235
4.88%, 03/15/42 (Call 09/15/41)	26,216	24,174,054
5.13%, 10/01/19[a]	5,319	5,826,943
6.25%, 10/01/39[a]	4,499	4,726,975
Rio Tinto Alcan Inc.
6.13%, 12/15/33	2,500	3,044,444
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	152	159,855
3.75%, 09/20/21	18,980	20,028,624
4.13%, 05/20/21[a]	12,238	13,171,730
5.20%, 11/02/40	15,470	17,874,460
6.50%, 07/15/18	12,119	13,941,248
7.13%, 07/15/28	4,400	5,858,359
9.00%, 05/01/19	26,429	33,738,669
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	15,714	15,872,099
2.88%, 08/21/22 (Call 05/21/22)[a]	19,056	19,031,273
3.50%, 03/22/22 (Call 12/22/21)	12,321	12,807,925
4.13%, 08/21/42 (Call 02/21/42)[a]	12,121	12,245,327

54	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	$11,180	$10,357,833
6.25%, 07/15/41 (Call 01/15/41)	8,185	7,943,545

		561,460,317
OFFICE & BUSINESS EQUIPMENT — 0.10%
Xerox Corp.
4.50%, 05/15/21	14,166	15,306,999
6.35%, 05/15/18	6,622	7,493,559

		22,800,558
OIL & GAS — 8.63%
Anadarko Finance Co.
7.50%, 05/01/31	5,000	6,718,248
Anadarko Petroleum Corp.
6.20%, 03/15/40	7,320	9,074,414
6.45%, 09/15/36	26,042	33,182,318
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)[a]	12,083	12,272,005
4.25%, 01/15/44 (Call 07/15/43)	4,970	4,830,388
4.75%, 04/15/43 (Call 10/15/42)	25,510	26,835,193
5.10%, 09/01/40 (Call 03/01/40)	11,585	12,370,931
6.00%, 01/15/37	12,868	15,240,119
BP Capital Markets PLC
1.38%, 05/10/18	5,279	5,235,096
2.24%, 09/26/18	6,201	6,300,334
2.24%, 05/10/19[a]	12,935	13,045,967
2.32%, 02/13/20	20,500	20,611,475
2.50%, 11/06/22	14,805	14,408,983
2.75%, 05/10/23	19,005	18,664,571
3.25%, 05/06/22[a]	25,313	26,133,660
3.54%, 11/04/24[a]	13,488	13,845,064
3.56%, 11/01/21	14,829	15,561,880
3.81%, 02/10/24[a]	22,759	23,842,431
3.99%, 09/26/23	2,940	3,126,948
4.50%, 10/01/20	16,186	17,866,960
4.74%, 03/11/21[a]	15,580	17,311,638
4.75%, 03/10/19	8,707	9,590,438

Security	Principal (000s)	Value
Canadian Natural Resources Ltd.
6.25%, 03/15/38[a]	$7,429	$8,699,580
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	13,357	11,986,816
5.70%, 10/15/19	5,542	6,125,829
6.75%, 11/15/39[a]	14,245	17,018,393
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	20,299	20,527,366
1.96%, 03/03/20	8,000	8,014,169
2.36%, 12/05/22 (Call 09/05/22)[a]	35,458	35,016,516
2.43%, 06/24/20 (Call 05/24/20)	16,889	17,278,207
3.19%, 06/24/23 (Call 03/24/23)	26,835	28,041,300
4.95%, 03/03/19	19,039	21,378,865
ConocoPhillips
5.75%, 02/01/19	18,858	21,610,770
6.00%, 01/15/20[a]	10,988	12,864,519
6.50%, 02/01/39	44,469	60,438,596
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)[a]	18,500	18,136,760
2.88%, 11/15/21 (Call 09/15/21)	7,000	7,137,883
3.35%, 11/15/24 (Call 08/15/24)[a]	6,000	6,194,316
4.30%, 11/15/44 (Call 05/15/44)[a]	8,500	9,002,873
ConocoPhillips Holding Co.
6.95%, 04/15/29	6,025	8,219,158
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[a]	17,260	16,085,226
4.50%, 04/15/23 (Call 01/15/23)	7,097	6,925,048
5.00%, 09/15/22 (Call 03/15/17)[a]	27,674	27,411,808

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	$10,150	$10,266,846
3.25%, 05/15/22 (Call 02/15/22)[a]	22,856	23,556,943
4.75%, 05/15/42 (Call 11/15/41)[a]	12,658	13,640,991
5.60%, 07/15/41 (Call 01/15/41)	13,223	15,730,464
7.95%, 04/15/32	10,302	14,500,520
Devon Financing Corp. LLC
7.88%, 09/30/31	11,688	16,263,951
Encana Corp.
6.50%, 08/15/34	14,085	15,970,310
6.50%, 02/01/38	5,400	6,160,685
Ensco PLC
4.70%, 03/15/21	13,675	13,998,352
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	16,325	16,071,809
4.10%, 02/01/21	6,446	7,016,552
5.63%, 06/01/19	10,184	11,624,195
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)[a]	15,395	15,578,963
3.18%, 03/15/24 (Call 12/15/23)[a]	10,000	10,557,910
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 11/15/15)	6,029	6,375,668
6.88%, 02/15/23 (Call 02/15/18)	3,623	3,837,962
Hess Corp.
5.60%, 02/15/41[a]	10,578	11,749,414
6.00%, 01/15/40	8,965	10,234,881
7.30%, 08/15/31	12,318	15,383,717
8.13%, 02/15/19	3,922	4,679,475
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	12,508	12,684,539

Security	Principal (000s)	Value
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	$5,301	$5,161,232
5.90%, 03/15/18	11,484	12,695,408
6.60%, 10/01/37[a]	8,450	10,192,783
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	7,220	7,377,522
4.75%, 09/15/44 (Call 03/15/44)	8,840	9,030,917
5.13%, 03/01/21	16,935	19,035,565
6.50%, 03/01/41 (Call 09/01/40)	15,366	18,892,273
Nabors Industries Inc.
6.15%, 02/15/18	6,420	6,748,271
Nexen Energy ULC
5.88%, 03/10/35	9,338	11,229,362
6.40%, 05/15/37	15,760	20,134,256
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	9,510	10,085,927
5.05%, 11/15/44	10,000	10,602,188
5.25%, 11/15/43 (Call 05/15/43)	11,740	12,610,316
6.00%, 03/01/41 (Call 09/01/40)	7,165	8,226,410
8.25%, 03/01/19	14,127	16,965,877
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	9,556	9,368,043
3.13%, 02/15/22 (Call 11/15/21)	8,621	8,788,708
Series 1
4.10%, 02/01/21 (Call 11/01/20)	18,420	19,972,898
Petro-Canada
6.80%, 05/15/38	11,135	14,775,388
Phillips 66
4.30%, 04/01/22	21,594	23,321,520
4.65%, 11/15/34 (Call 05/15/34)	10,185	10,986,050
4.88%, 11/15/44 (Call 05/15/44)	21,745	23,462,420
5.88%, 05/01/42	18,690	22,054,200

56	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Pride International Inc.
6.88%, 08/15/20	$12,930	$14,656,955
Shell International Finance BV
1.90%, 08/10/18	19,952	20,271,455
2.00%, 11/15/18[a]	16,778	17,072,004
2.25%, 01/06/23[a]	12,989	12,701,091
2.38%, 08/21/22	10,763	10,682,866
3.40%, 08/12/23	19,708	20,877,185
4.30%, 09/22/19[a]	26,271	29,061,797
4.38%, 03/25/20	5,375	6,008,958
4.55%, 08/12/43	19,401	22,044,829
5.50%, 03/25/40	16,800	21,161,446
6.38%, 12/15/38	18,195	25,229,826
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)	15,500	15,843,871
4.10%, 03/15/22 (Call 12/15/21)[a]	3,000	2,958,391
4.95%, 01/23/25 (Call 10/23/24)	11,250	11,609,796
Statoil ASA
1.95%, 11/08/18	11,905	12,034,453
2.25%, 11/08/19	3,500	3,552,588
2.45%, 01/17/23	13,203	12,960,780
2.65%, 01/15/24	19,399	19,135,304
2.75%, 11/10/21	1,880	1,919,987
2.90%, 11/08/20	6,377	6,628,019
3.15%, 01/23/22	12,892	13,476,923
3.70%, 03/01/24	7,600	8,119,515
3.95%, 05/15/43	13,957	14,264,085
4.80%, 11/08/43	8,361	9,723,900
5.10%, 08/17/40	6,010	7,138,399
5.25%, 04/15/19	19,348	21,963,263
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	8,000	8,250,290
6.10%, 06/01/18	19,030	21,477,256
6.50%, 06/15/38	7,603	9,841,195
6.85%, 06/01/39[a]	14,770	19,716,940
Total Capital Canada Ltd.
2.75%, 07/15/23	13,237	13,198,373
Total Capital International SA
2.10%, 06/19/19	12,250	12,374,665
2.13%, 01/10/19[a]	7,000	7,103,018

Security	Principal (000s)	Value
2.70%, 01/25/23	$14,459	$14,441,380
2.88%, 02/17/22	20,762	21,186,560
3.70%, 01/15/24	12,250	13,051,186
3.75%, 04/10/24[a]	14,206	15,194,000
Total Capital SA
2.13%, 08/10/18	14,337	14,589,797
4.45%, 06/24/20[a]	16,406	18,264,772
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)[a]	9,650	7,490,813
6.00%, 03/15/18[a]	6,553	6,374,631
6.38%, 12/15/21	12,340	10,828,350
6.50%, 11/15/20[a]	11,882	10,556,520
6.80%, 03/15/38[a]	11,272	9,012,656
Valero Energy Corp.
6.13%, 02/01/20[a]	11,824	13,617,523
6.63%, 06/15/37	15,933	19,761,255
7.50%, 04/15/32	8,281	10,734,842
9.38%, 03/15/19	2,279	2,844,809

		1,902,793,257
OIL & GAS SERVICES — 0.82%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	1,950	2,000,587
5.13%, 09/15/40	16,432	18,934,079
7.50%, 11/15/18	11,901	14,198,645
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)[a]	9,550	9,983,933
4.75%, 08/01/43 (Call 02/01/43)[a]	10,150	11,287,972
6.15%, 09/15/19	11,036	12,900,975
6.70%, 09/15/38	7,395	9,857,994
7.45%, 09/15/39	12,910	18,496,927
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	15,003	14,616,479
3.95%, 12/01/42 (Call 06/01/42)[a]	11,084	10,574,985
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	22,422	23,936,938

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	$10,395	$9,491,468
5.13%, 09/15/20	10,670	10,186,064
9.63%, 03/01/19[a]	13,304	14,941,788

		181,408,834
PHARMACEUTICALS — 4.99%
Abbott Laboratories
5.13%, 04/01/19	10,808	12,177,175
AbbVie Inc.
2.00%, 11/06/18	18,386	18,468,504
2.90%, 11/06/22	34,814	34,920,419
4.40%, 11/06/42[a]	30,337	31,848,016
Actavis Funding SCS
3.85%, 06/15/24 (Call 03/15/24)[a]	10,000	10,173,576
4.85%, 06/15/44 (Call 12/15/43)	22,085	22,606,961
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)[a]	30,573	30,211,655
4.63%, 10/01/42 (Call 04/01/42)	16,219	16,263,933
AstraZeneca PLC
1.95%, 09/18/19[a]	6,138	6,183,925
4.00%, 09/18/42[a]	10,900	11,201,890
6.45%, 09/15/37	32,191	44,066,904
Bristol-Myers Squibb Co.
2.00%, 08/01/22	9,509	9,203,349
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	1,330	1,330,861
3.70%, 03/01/45 (Call 09/01/44)	2,140	2,142,449
5.55%, 03/15/37	9,739	12,142,139
Express Scripts Holding Co.
2.25%, 06/15/19	16,806	16,800,730
3.50%, 06/15/24 (Call 03/15/24)	7,437	7,596,968
3.90%, 02/15/22	13,877	14,677,536
4.75%, 11/15/21	9,685	10,805,093

Security	Principal (000s)	Value
Forest Laboratories Inc.
4.38%, 02/01/19[c]	$3,500	$3,713,490
4.88%, 02/15/21[c]	11,250	12,230,596
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	20,335	20,402,661
5.65%, 05/15/18	29,814	33,667,987
6.38%, 05/15/38	27,731	37,526,987
GlaxoSmithKline Capital PLC
2.85%, 05/08/22[a]	22,469	22,871,081
Johnson & Johnson
3.38%, 12/05/23	7,861	8,479,629
4.38%, 12/05/33 (Call 06/05/33)	9,000	10,384,406
5.15%, 07/15/18	12,957	14,585,694
5.95%, 08/15/37	12,830	17,860,563
McKesson Corp.
2.28%, 03/15/19	11,562	11,641,778
3.80%, 03/15/24 (Call 12/15/23)	14,581	15,457,885
4.88%, 03/15/44 (Call 09/15/43)	7,604	8,679,137
Medco Health Solutions Inc.
7.13%, 03/15/18	17,907	20,676,158
Merck & Co. Inc.
1.30%, 05/18/18	18,018	17,995,962
1.85%, 02/10/20	13,185	13,154,747
2.35%, 02/10/22	6,385	6,355,899
2.40%, 09/15/22 (Call 06/15/22)	18,781	18,653,045
2.75%, 02/10/25 (Call 11/10/24)	12,840	12,807,724
2.80%, 05/18/23	10,067	10,200,115
3.70%, 02/10/45 (Call 08/10/44)	12,655	12,558,041
3.88%, 01/15/21 (Call 10/15/20)	24,305	26,504,607
4.15%, 05/18/43	15,400	16,382,408
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	14,928	16,897,179
Novartis Capital Corp.
2.40%, 09/21/22	30,734	30,735,558
3.40%, 05/06/24	26,725	28,351,329
4.40%, 04/24/20	2,182	2,439,860
4.40%, 05/06/44	23,933	27,486,634

58	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Novartis Securities Investment Ltd.
5.13%, 02/10/19	$25,392	$28,628,551
Perrigo Finance PLC
3.90%, 12/15/24 (Call 09/15/24)	3,721	3,855,120
Pfizer Inc.
1.50%, 06/15/18	13,895	13,989,335
2.10%, 05/15/19	21,320	21,636,029
3.00%, 06/15/23	18,860	19,237,345
3.40%, 05/15/24[a]	17,025	17,859,918
4.30%, 06/15/43	7,091	7,567,983
4.40%, 05/15/44[a]	3,460	3,763,899
6.20%, 03/15/19	31,326	36,588,737
7.20%, 03/15/39	28,121	41,449,153
Sanofi
1.25%, 04/10/18	12,190	12,173,175
4.00%, 03/29/21[a]	26,893	29,559,699
Wyeth LLC
5.95%, 04/01/37	21,036	26,990,549
6.50%, 02/01/34	7,444	10,053,951
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	22,460	22,422,620
4.70%, 02/01/43 (Call 08/01/42)	11,725	11,913,849

		1,099,213,156
PIPELINES — 2.55%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	11,344	11,276,377
4.65%, 06/01/21 (Call 03/01/21)	13,763	14,810,736
5.20%, 02/01/22 (Call 11/01/21)[a]	18,300	20,176,332
6.50%, 02/01/42 (Call 08/01/41)[a]	9,910	11,812,594
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)[a]	19,500	19,700,832
3.35%, 03/15/23 (Call 12/15/22)[a]	14,147	14,514,647

Security	Principal (000s)	Value
3.75%, 02/15/25 (Call 11/15/24)	$14,425	$14,937,682
3.90%, 02/15/24 (Call 11/15/23)[a]	4,040	4,264,774
4.45%, 02/15/43 (Call 08/15/42)	7,405	7,679,823
4.85%, 08/15/42 (Call 02/15/42)	8,620	9,503,390
4.85%, 03/15/44 (Call 09/15/43)	12,090	13,323,537
5.10%, 02/15/45 (Call 08/15/44)	15,820	18,093,138
5.20%, 09/01/20	11,573	13,098,489
5.95%, 02/01/41	7,210	8,905,152
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	8,092	8,126,283
3.50%, 03/01/21 (Call 01/01/21)[a]	7,451	7,528,480
3.95%, 09/01/22 (Call 06/01/22)	11,598	11,868,790
5.50%, 03/01/44 (Call 09/01/43)[a]	9,650	10,331,165
6.95%, 01/15/38	13,269	15,998,107
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)[a]	12,000	12,133,450
4.30%, 06/01/25 (Call 03/01/25)[a]	21,000	21,961,002
5.05%, 02/15/46	3,500	3,558,730
5.30%, 12/01/34 (Call 06/01/34)[a]	17,500	18,449,630
5.55%, 06/01/45	21,650	23,302,666
7.75%, 01/15/32	5,100	6,439,644
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	12,946	12,231,647
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	6,000	6,130,488
3.65%, 06/01/22 (Call 03/01/22)	8,598	8,907,493

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	$10,500	$11,642,544
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)[a]	5,000	5,403,146
TransCanada PipeLines Ltd.
2.50%, 08/01/22	8,452	8,227,735
3.80%, 10/01/20	3,742	3,966,579
4.63%, 03/01/34 (Call 12/01/33)	15,200	16,314,611
6.10%, 06/01/40	9,200	11,539,191
6.20%, 10/15/37	8,625	10,736,010
6.50%, 08/15/18	8,737	10,040,254
7.13%, 01/15/19	8,197	9,666,696
7.63%, 01/15/39	16,010	22,921,214
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[a]	3,000	2,791,767
4.55%, 06/24/24 (Call 03/24/24)[a]	20,770	20,369,889
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	17,485	17,124,559
3.60%, 03/15/22 (Call 01/15/22)	7,000	7,007,819
3.90%, 01/15/25 (Call 10/15/24)[a]	6,125	6,069,929
4.00%, 09/15/25	3,000	3,009,771
4.30%, 03/04/24 (Call 12/04/23)	6,670	6,874,398
5.10%, 09/15/45	5,000	4,963,060
5.25%, 03/15/20[a]	16,468	18,133,442
6.30%, 04/15/40	14,708	16,923,387
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	200	206,994

		562,998,073
REAL ESTATE INVESTMENT TRUSTS — 0.91%
American Tower Corp.
3.40%, 02/15/19	3,909	4,005,818
3.50%, 01/31/23	9,356	9,232,554

Security	Principal (000s)	Value
4.50%, 01/15/18	$14,058	$14,952,317
4.70%, 03/15/22	2,100	2,221,993
5.00%, 02/15/24[a]	7,356	7,992,415
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	11,320	12,070,725
3.85%, 02/01/23 (Call 11/01/22)	15,583	16,428,565
4.13%, 05/15/21 (Call 02/15/21)[a]	4,226	4,556,654
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	6,000	6,374,719
4.63%, 12/15/21 (Call 09/15/21)	13,185	14,624,696
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)[a]	5,876	5,883,500
3.88%, 08/15/24 (Call 05/15/24)	7,700	7,875,876
4.25%, 11/15/23 (Call 08/15/23)	12,375	13,079,452
5.38%, 02/01/21 (Call 11/03/20)	15,350	17,218,557
Simon Property Group LP
3.38%, 10/01/24	14,479	14,915,310
4.38%, 03/01/21 (Call 12/01/20)	15,679	17,372,302
5.65%, 02/01/20 (Call 11/01/19)	7,495	8,690,033
6.13%, 05/30/18	7,499	8,535,424
Weyerhaeuser Co.
7.38%, 03/15/32	10,702	14,377,370

		200,408,280
RETAIL — 4.14%
Costco Wholesale Corp.
1.70%, 12/15/19	11,833	11,771,504
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)[a]	12,600	12,881,426
2.25%, 08/12/19 (Call 07/12/19)	5,000	5,081,602

60	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
2.75%, 12/01/22 (Call 09/01/22)	$3,000	$3,013,243
4.00%, 12/05/23 (Call 09/05/23)	20,538	22,270,159
5.30%, 12/05/43 (Call 06/05/43)	8,500	10,391,850
6.13%, 09/15/39	5,345	6,986,236
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	16,270	16,520,739
2.25%, 09/10/18 (Call 08/10/18)	12,301	12,675,451
2.70%, 04/01/23 (Call 01/01/23)[a]	11,343	11,476,687
3.75%, 02/15/24 (Call 11/15/23)[a]	13,604	14,786,110
4.20%, 04/01/43 (Call 10/01/42)	8,515	9,203,340
4.40%, 04/01/21 (Call 01/01/21)[a]	6,072	6,841,165
4.40%, 03/15/45 (Call 09/15/44)[a]	11,765	13,090,734
4.88%, 02/15/44 (Call 08/15/43)	15,176	18,052,175
5.88%, 12/16/36	34,922	45,862,986
5.95%, 04/01/41 (Call 10/01/40)	12,590	16,713,352
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	14,555	15,141,223
4.65%, 04/15/42 (Call 10/15/41)	2,555	2,877,144
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	7,240	7,180,106
McDonald’s Corp.
2.63%, 01/15/22	10,933	11,036,784
5.35%, 03/01/18	4,148	4,620,694
6.30%, 10/15/37	10,701	14,014,474
6.30%, 03/01/38	9,628	12,643,317
Target Corp.
2.30%, 06/26/19[a]	18,994	19,403,131
2.90%, 01/15/22[a]	15,587	16,152,557
3.50%, 07/01/24[a]	10,000	10,631,577

Security	Principal (000s)	Value
3.88%, 07/15/20[a]	$6,671	$7,301,015
4.00%, 07/01/42[a]	22,750	23,788,039
6.00%, 01/15/18	10,018	11,325,451
6.50%, 10/15/37[a]	14,364	19,940,460
7.00%, 01/15/38	3,295	4,813,762
Wal-Mart Stores Inc.
1.13%, 04/11/18	21,488	21,458,512
1.95%, 12/15/18	10,217	10,445,112
2.55%, 04/11/23 (Call 01/11/23)	21,768	21,879,308
3.25%, 10/25/20	6,683	7,101,709
3.30%, 04/22/24 (Call 01/22/24)	22,310	23,646,063
3.63%, 07/08/20	26,529	28,740,192
4.00%, 04/11/43 (Call 10/11/42)	11,352	11,958,007
4.25%, 04/15/21	23,269	25,982,673
4.30%, 04/22/44 (Call 10/22/43)	10,910	12,059,278
4.75%, 10/02/43 (Call 04/02/43)	24,049	28,340,087
4.88%, 07/08/40	7,434	8,745,422
5.00%, 10/25/40	8,971	10,764,096
5.25%, 09/01/35	26,076	32,038,624
5.63%, 04/01/40	22,169	28,644,680
5.63%, 04/15/41	21,955	28,401,133
5.80%, 02/15/18	4,241	4,796,674
5.88%, 04/05/27	3,829	4,978,100
6.20%, 04/15/38[a]	7,941	10,829,163
6.50%, 08/15/37[a]	40,480	56,727,105
7.55%, 02/15/30	5,119	7,609,119
Walgreen Co.
3.10%, 09/15/22[a]	17,584	17,810,932
5.25%, 01/15/19	9,488	10,628,308
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	10,500	10,669,986
3.30%, 11/18/21 (Call 09/18/21)	22,000	22,632,267
3.80%, 11/18/24 (Call 08/18/24)	25,425	26,381,809
4.80%, 11/18/44 (Call 05/18/44)[a]	18,570	20,150,872

		911,907,724

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
SEMICONDUCTORS — 0.43%
Intel Corp.
2.70%, 12/15/22	$13,224	$13,274,280
3.30%, 10/01/21	19,967	21,116,069
4.00%, 12/15/32[a]	7,494	7,766,147
4.25%, 12/15/42	9,325	9,702,626
4.80%, 10/01/41	27,133	30,326,554
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	6,600	6,932,250
Texas Instruments Inc.
1.65%, 08/03/19[a]	5,969	5,920,773

		95,038,699
SOFTWARE — 2.37%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	10,750	10,826,520
Microsoft Corp.
1.63%, 12/06/18	6,950	7,012,200
1.85%, 02/12/20 (Call 01/12/20)[a]	15,000	15,087,060
2.13%, 11/15/22[a]	12,827	12,576,422
2.38%, 02/12/22 (Call 01/12/22)	12,895	12,948,820
2.38%, 05/01/23 (Call 02/01/23)[a]	11,319	11,272,851
2.70%, 02/12/25 (Call 11/12/24)	16,180	16,227,178
3.00%, 10/01/20[a]	7,557	8,000,511
3.50%, 02/12/35 (Call 08/12/34)	12,435	12,318,539
3.50%, 11/15/42	15,384	14,622,618
3.63%, 12/15/23 (Call 09/15/23)[a]	20,461	22,284,089
3.75%, 02/12/45 (Call 08/12/44)	13,860	13,776,746
4.00%, 02/12/55 (Call 08/12/54)[a]	20,755	20,539,503
4.20%, 06/01/19	18,783	20,772,642
4.50%, 10/01/40[a]	9,600	10,639,434
5.20%, 06/01/39[a]	5,069	6,158,996
5.30%, 02/08/41	9,957	12,368,329

Security	Principal (000s)	Value
Oracle Corp.
2.25%, 10/08/19[a]	$44,090	$44,800,246
2.38%, 01/15/19[a]	12,698	13,008,585
2.50%, 10/15/22	11,559	11,546,515
2.80%, 07/08/21	16,102	16,560,506
3.40%, 07/08/24 (Call 04/08/24)[a]	34,877	36,836,829
3.63%, 07/15/23[a]	11,175	11,999,579
3.88%, 07/15/20	3,874	4,217,182
4.30%, 07/08/34 (Call 01/08/34)	27,620	30,109,819
4.50%, 07/08/44 (Call 01/08/44)[a]	17,402	19,485,782
5.00%, 07/08/19	21,966	24,787,115
5.38%, 07/15/40	18,160	22,339,885
5.75%, 04/15/18[a]	28,410	32,128,670
6.13%, 07/08/39	16,310	21,618,363
6.50%, 04/15/38	4,539	6,237,164

		523,108,698
TELECOMMUNICATIONS — 7.83%
AT&T Corp.
8.00%, 11/15/31	13,744	20,289,088
AT&T Inc.
2.30%, 03/11/19[a]	10,015	10,036,856
2.38%, 11/27/18[a]	18,878	19,008,171
2.63%, 12/01/22 (Call 09/01/22)[a]	23,927	23,057,959
3.00%, 02/15/22[a]	22,065	21,855,118
3.88%, 08/15/21	19,653	20,647,672
3.90%, 03/11/24 (Call 12/11/23)[a]	16,025	16,683,002
4.30%, 12/15/42 (Call 06/15/42)	3,840	3,593,613
4.35%, 06/15/45 (Call 12/15/44)	40,629	38,068,126
4.45%, 05/15/21	15,093	16,337,643
4.80%, 06/15/44 (Call 12/15/43)	37,275	37,475,797
5.35%, 09/01/40	36,490	38,625,745
5.50%, 02/01/18	14,447	15,900,916
5.55%, 08/15/41	29,397	31,918,710
5.60%, 05/15/18	11,616	12,908,642
5.80%, 02/15/19	20,850	23,592,532

62	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.30%, 01/15/38	$18,040	$21,249,496
6.50%, 09/01/37	13,800	16,648,625
6.55%, 02/15/39	14,300	17,344,298
British Telecommunications PLC
2.35%, 02/14/19	18,420	18,614,497
9.63%, 12/15/30	22,588	36,603,142
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	1,577	1,597,345
Cisco Systems Inc.
2.13%, 03/01/19	15,785	16,061,618
3.63%, 03/04/24[a]	15,550	16,808,636
4.45%, 01/15/20	29,447	32,873,895
4.95%, 02/15/19	17,763	19,964,235
5.50%, 01/15/40	26,360	32,965,979
5.90%, 02/15/39	18,750	24,413,316
Deutsche Telekom International Finance BV
6.00%, 07/08/19	7,461	8,670,146
6.75%, 08/20/18	7,082	8,257,220
8.75%, 06/15/30[a]	37,444	56,933,834
GTE Corp.
6.94%, 04/15/28	200	257,644
New Cingular Wireless Services Inc.
8.75%, 03/01/31	8,801	13,057,592
Orange SA
2.75%, 02/06/19	14,219	14,618,766
4.13%, 09/14/21[a]	12,524	13,602,359
5.38%, 07/08/19	5,551	6,288,912
5.38%, 01/13/42	12,140	14,096,936
5.50%, 02/06/44 (Call 08/06/43)[a]	10,722	12,770,024
9.00%, 03/01/31	26,328	40,402,980
Qwest Corp.
6.75%, 12/01/21	16,852	19,511,246
6.88%, 09/15/33 (Call 03/30/15)[a]	6,680	6,713,400
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	11,094	11,816,126
5.00%, 03/15/44 (Call 09/15/43)[a]	6,705	7,452,048
6.80%, 08/15/18	16,365	18,971,066

Security	Principal (000s)	Value
Telefonica Emisiones SAU
3.19%, 04/27/18	$11,352	$11,841,489
4.57%, 04/27/23[a]	11,350	12,617,713
5.13%, 04/27/20	17,089	19,279,511
5.46%, 02/16/21[a]	9,841	11,331,614
5.88%, 07/15/19[a]	12,111	14,017,111
7.05%, 06/20/36	25,185	34,065,767
Telefonica Europe BV
8.25%, 09/15/30	11,478	16,458,416
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	13,300	12,811,937
3.00%, 11/01/21 (Call 09/01/21)	18,679	18,877,126
3.45%, 03/15/21	11,000	11,447,056
3.50%, 11/01/21	12,412	12,891,148
3.50%, 11/01/24 (Call 08/01/24)[a]	8,600	8,793,151
3.65%, 09/14/18	27,072	28,678,994
3.85%, 11/01/42 (Call 05/01/42)	9,700	8,885,043
4.15%, 03/15/24 (Call 12/15/23)	6,112	6,557,953
4.40%, 11/01/34 (Call 05/01/34)[a]	15,445	15,748,619
4.50%, 09/15/20	29,483	32,443,978
4.60%, 04/01/21	9,349	10,287,884
4.75%, 11/01/41	10,300	10,661,990
4.86%, 08/21/46[a,c]	15,500	16,347,957
5.01%, 08/21/54[c]	26,750	27,859,772
5.05%, 03/15/34 (Call 12/15/33)	9,622	10,521,642
5.15%, 09/15/23	82,375	94,392,606
5.85%, 09/15/35	8,375	9,935,644
6.00%, 04/01/41	5,297	6,460,924
6.10%, 04/15/18	7,536	8,510,395
6.25%, 04/01/37	4,982	6,143,353
6.35%, 04/01/19	12,335	14,335,054
6.40%, 09/15/33	46,840	58,855,158
6.40%, 02/15/38	12,102	15,202,105
6.55%, 09/15/43	116,906	153,274,475
6.90%, 04/15/38	10,595	14,105,116
7.35%, 04/01/39	8,515	11,726,255
7.75%, 12/01/30	17,415	24,359,611

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Vodafone Group PLC
2.50%, 09/26/22[a]	$12,819	$12,307,853
2.95%, 02/19/23	28,260	27,864,233
4.38%, 02/19/43	26,843	26,394,319
5.45%, 06/10/19	13,650	15,444,163
6.15%, 02/27/37	10,486	12,667,633
7.88%, 02/15/30	2,500	3,407,113

		1,726,376,852
TRANSPORTATION — 0.82%
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (Call 06/01/23)[a]	5,200	5,589,054
4.45%, 03/15/43 (Call 09/15/42)	4,981	5,303,563
4.55%, 09/01/44 (Call 03/01/44)	13,125	14,308,467
4.70%, 10/01/19	7,268	8,114,534
4.90%, 04/01/44 (Call 10/01/43)	14,895	16,951,176
5.75%, 05/01/40 (Call 11/01/39)	9,847	12,339,340
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	8,250	8,523,065
FedEx Corp.
4.00%, 01/15/24[a]	12,451	13,481,650
5.10%, 01/15/44	12,830	14,781,106
8.00%, 01/15/19	1,765	2,148,177
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	10,791	12,104,537
United Parcel Service Inc.
2.45%, 10/01/22	8,395	8,355,120
3.13%, 01/15/21	18,264	19,264,363
5.13%, 04/01/19	17,184	19,472,998
6.20%, 01/15/38	14,737	19,840,702

		180,577,852

TOTAL CORPORATE BONDS & NOTES
(Cost: $20,892,927,915)		21,714,058,331

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 0.10%
U.S. Treasury Note/Bond
1.50%, 11/30/19[a]	$10,000	$10,006,500
5.38%, 02/15/31[a]	8,000	11,274,480

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $21,446,584)		21,280,980

SHORT-TERM INVESTMENTS — 6.92%

MONEY MARKET FUNDS — 6.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,d,e]	1,271,016	1,271,015,588
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,d,e]	103,478	103,478,383
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	150,370	150,370,466

		1,524,864,437

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,524,864,437)		1,524,864,437

TOTAL INVESTMENTS IN SECURITIES — 105.52%
(Cost: $22,439,238,936)		23,260,203,748
Other Assets, Less Liabilities — (5.52)%		(1,216,047,062)

NET ASSETS — 100.00%		$22,044,156,686

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

64	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2015

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$17,646,309,367	$20,810,725,266
Affiliated (Note 2)	2,494,737,154	1,628,513,670

Total cost of investments	$20,141,046,521	$22,439,238,936

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$17,608,640,517	$21,629,866,179
Affiliated (Note 2)	2,494,737,154	1,630,337,569

Total fair value of investments	20,103,377,671	23,260,203,748
Cash	19,477,832	3,143,399
Receivables:
Investment securities sold	31,874,917	211,739,474
Due from custodian (Note 4)	7,224,197	—
Interest	300,429,495	226,928,674
Capital shares sold	47,367,929	1,398,092

Total Assets	20,509,752,041	23,703,413,387

LIABILITIES
Payables:
Investment securities purchased	132,568,888	282,341,096
Collateral for securities on loan (Note 1)	2,349,592,279	1,374,493,971
Investment advisory fees (Note 2)	6,411,488	2,421,634

Total Liabilities	2,488,572,655	1,659,256,701

NET ASSETS	$18,021,179,386	$22,044,156,686

Net assets consist of:
Paid-in capital	$18,115,251,452	$21,192,318,943
Undistributed net investment income	71,730,044	58,121,054
Accumulated net realized loss	(128,133,260)	(27,248,123)
Net unrealized appreciation (depreciation)	(37,668,850)	820,964,812

NET ASSETS	$18,021,179,386	$22,044,156,686

Shares outstanding[b]	196,500,000	181,500,000

Net asset value per share	$91.71	$121.46

[a]	Securities on loan with values of $2,253,186,561 and $1,331,714,305, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2015

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$792,139,698	$640,486,942
Interest — affiliated (Note 2)	3,409	2,327,133
Securities lending income — affiliated (Note 2)	8,961,349	2,363,611

Total investment income	801,104,456	645,177,686

EXPENSES
Investment advisory fees (Note 2)	68,211,623	26,975,604

Total expenses	68,211,623	26,975,604

Net investment income	732,892,833	618,202,082

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(117,047,880)	2,142,484
In-kind redemptions — unaffiliated	206,619,376	241,644,571
In-kind redemptions — affiliated (Note 2)	—	159,198

Net realized gain	89,571,496	243,946,253

Net change in unrealized appreciation/depreciation	(443,808,309)	422,605,288

Net realized and unrealized gain (loss)	(354,236,813)	666,551,541

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$378,656,020	$1,284,753,623

See notes to financial statements.

66	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended February 28, 2015	Year ended February 28, 2014	Year ended February 28, 2015	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$732,892,833	$905,215,857	$618,202,082	$694,744,431
Net realized gain	89,571,496	381,730,862	243,946,253	765,222,721
Net change in unrealized appreciation/depreciation	(443,808,309)	(243,049,932)	422,605,288	(1,495,959,269)

Net increase (decrease) in net assets resulting from operations	378,656,020	1,043,896,787	1,284,753,623	(35,992,117)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(728,101,752)	(920,212,310)	(608,603,942)	(719,984,353)

Total distributions to shareholders	(728,101,752)	(920,212,310)	(608,603,942)	(719,984,353)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,814,656,864	6,299,437,487	9,047,865,314	5,974,503,669
Cost of shares redeemed	(6,024,890,999)	(7,919,752,649)	(4,578,159,032)	(12,357,229,328)

Net increase (decrease) in net assets from capital share transactions	4,789,765,865	(1,620,315,162)	4,469,706,282	(6,382,725,659)

INCREASE (DECREASE) IN NET ASSETS	4,440,320,133	(1,496,630,685)	5,145,855,963	(7,138,702,129)

NET ASSETS
Beginning of year	13,580,859,253	15,077,489,938	16,898,300,723	24,037,002,852

End of year	$18,021,179,386	$13,580,859,253	$22,044,156,686	$16,898,300,723

Undistributed net investment income included in net assets at end of year	$71,730,044	$66,938,963	$58,121,054	$48,522,914

SHARES ISSUED AND REDEEMED
Shares sold	117,800,000	68,000,000	75,600,000	51,200,000
Shares redeemed	(64,800,000)	(85,400,000)	(38,500,000)	(107,000,000)

Net increase (decrease) in shares outstanding	53,000,000	(17,400,000)	37,100,000	(55,800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	67

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$94.64	$93.71	$91.40	$91.75	$86.03

Income from investment operations:
Net investment income[a]	4.96	5.58	6.15	6.74	7.45
Net realized and unrealized gain (loss)[b]	(2.89)	0.98	2.31	(0.45)	5.65

Total from investment operations	2.07	6.56	8.46	6.29	13.10

Less distributions from:
Net investment income	(5.00)	(5.63)	(6.15)	(6.64)	(7.38)

Total distributions	(5.00)	(5.63)	(6.15)	(6.64)	(7.38)

Net asset value, end of year	$91.71	$94.64	$93.71	$91.40	$91.75

Total return	2.22%	7.31%	9.68%	7.35%	16.11%

Ratios/Supplemental data:
Net assets, end of year (000s)	$18,021,179	$13,580,859	$15,077,490	$14,258,718	$8,257,928
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	5.37%	6.01%	6.73%	7.60%	8.44%
Portfolio turnover rate[c]	11%	11%	19%	13%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$117.02	$120.06	$116.86	$108.74	$105.18

Income from investment operations:
Net investment income[a]	4.06	4.25	4.60	5.00	5.24
Net realized and unrealized gain (loss)[b]	4.42	(2.94)	3.22	8.08	3.58

Total from investment operations	8.48	1.31	7.82	13.08	8.82

Less distributions from:
Net investment income	(4.04)	(4.35)	(4.61)	(4.96)	(5.26)
Net realized gain	—	—	(0.01)	—	—

Total distributions	(4.04)	(4.35)	(4.62)	(4.96)	(5.26)

Net asset value, end of year	$121.46	$117.02	$120.06	$116.86	$108.74

Total return	7.35%	1.19%	6.81%	12.37%	8.59%

Ratios/Supplemental data:
Net assets, end of year (000s)	$22,044,157	$16,898,301	$24,037,003	$19,563,089	$12,940,161
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	3.42%	3.66%	3.87%	4.48%	4.83%
Portfolio turnover rate[c]	9%	6%	5%	4%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

70	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
iBoxx $ High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$17,608,640,517	$—	$17,608,640,517
Money Market Funds	2,494,737,154	—	—	2,494,737,154

	$2,494,737,154	$17,608,640,517	$—	$20,103,377,671

iBoxx $ Investment Grade Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$21,714,058,331	$—	$21,714,058,331
U.S. Government Obligations	—	21,280,980	—	21,280,980
Money Market Funds	1,524,864,437	—	—	1,524,864,437

	$1,524,864,437	$21,735,339,311	$—	$23,260,203,748

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors

72	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

(“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ High Yield Corporate Bond	$2,253,186,561	$2,253,186,561	$—
iBoxx $ Investment Grade Corporate Bond	1,331,714,305	1,331,714,305	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $19 billion
0.4750	[a]	Over $19 billion, up to and including $33 billion
0.4513	[a]	Over $33 billion, up to and including $58 billion
0.4287	[a]	Over $58 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.1500%		First $121 billion
0.1425	[a]	Over $121 billion, up to and including $211 billion
0.1354	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees.

74	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 28, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$3,578,242
iBoxx $ Investment Grade Corporate Bond	1,012,829

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended February 28, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
iBoxx $ Investment Grade Corporate Bond
PNC Bank N.A.
2.20%, 01/28/19	$3,525	$14,000	$—	$17,525	$17,763,373	$231,247	$—
2.25%, 07/02/19	—	5,250	—	5,250	5,312,525	72,197	—
2.40%, 10/18/19	—	2,250	—	2,250	2,277,362	5,688	—
2.70%, 11/01/22	15,250	10,300	—	25,550	25,260,973	499,554	—
2.95%, 01/30/23	5,000	800	—	5,800	5,821,332	164,215	—
3.80%, 07/25/23	17,100	7,328	(4,500)	19,928	21,071,548	621,575	159,198
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	—	10,470	—	10,470	10,921,578	263,189	—
PNC Funding Corp.
3.30%, 03/08/22	7,069	1,000	—	8,069	8,389,061	215,058	—
4.38%, 08/11/20	3,523	250		3,773	4,161,212	123,505	—
5.13%, 02/08/20	3,769	196	—	3,965	4,494,168	124,126	—

					$105,473,132	$2,320,354	$159,198

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2015 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$—	$2,752,966,413	$1,547,679,007
iBoxx $ Investment Grade Corporate Bond	415,378,724	435,193,442	3,762,964,203	1,242,664,576

In-kind transactions (see Note 4) for the year ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$9,394,629,508	$5,847,688,496
iBoxx $ Investment Grade Corporate Bond	6,609,904,250	4,497,944,461

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

76	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The iShares iBoxx $ High Yield Corporate Bond ETF invests a substantial portion of its assets in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-“by Standard & Poor’s Ratings Services and Fitch or

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

“Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28, 2015, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
iBoxx $ High Yield Corporate Bond	$206,238,161	$—	$(206,238,161)
iBoxx $ Investment Grade Corporate Bond	240,450,303	—	(240,450,303)

The tax character of distributions paid during the years ended February 28, 2015 and February 28, 2014 was as follows:

iShares ETF	2015	2014
iBoxx $ High Yield Corporate Bond
Ordinary income	$728,101,752	$920,212,310

iBoxx $ Investment Grade Corporate Bond
Ordinary income	$608,603,942	$719,984,353

As of February 28, 2015, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
iBoxx $ High Yield Corporate Bond	$71,730,044	$(54,463,578)	$(37,923,934)	$(73,414,598)	$(94,072,066)
iBoxx $ Investment Grade Corporate Bond	58,121,054	(24,593,863)	818,310,552	—	851,837,743

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

78	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2015, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
iBoxx $ High Yield Corporate Bond	$47,789,036	$6,496,723	$177,819	$54,463,578
iBoxx $ Investment Grade Corporate Bond	24,593,863	—	—	24,593,863

[a]	Must be utilized prior to losses subject to expiration.

For the year ended February 28, 2015, the Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
iBoxx $ Investment Grade Corporate Bond	$3,986,062

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$20,141,301,605	$318,258,004	$(356,181,938)	$(37,923,934)
iBoxx $ Investment Grade Corporate Bond	22,441,893,196	884,292,738	(65,982,186)	818,310,552

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	79

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds”) at February 28, 2015, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 21, 2015

80	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2015:

iShares ETF	Interest- Related Dividends
iBoxx $ High Yield Corporate Bond	$517,693,597
iBoxx $ Investment Grade Corporate Bond	482,771,823

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the year ended February 28, 2015:

iShares ETF	Federal Obligation Interest [a]
iBoxx $ Investment Grade Corporate Bond	$222,790

[a]	The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TAX INFORMATION	81

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBoxx $ High Yield Corporate Bond	$4.978451	$—	$0.021707	$5.000158	100%	—%	0%[a]		100%
iBoxx $ Investment Grade Corporate Bond	4.029418	—	0.006943	4.036361	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

82	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares iBoxx $ High Yield Corporate Bond ETF

Period Covered: January 1, 2010 to December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.16%
Greater than 2.5% and Less than 3.0%	2	0.16
Greater than 2.0% and Less than 2.5%	6	0.48
Greater than 1.5% and Less than 2.0%	29	2.31
Greater than 1.0% and Less than 1.5%	132	10.49
Greater than 0.5% and Less than 1.0%	345	27.42
Between 0.5% and –0.5%	684	54.36
Less than –0.5% and Greater than –1.0%	44	3.50
Less than –1.0% and Greater than –1.5%	6	0.48
Less than –1.5% and Greater than –2.0%	3	0.24
Less than –2.0% and Greater than –2.5%	2	0.16
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5% and Greater than –4.0%	1	0.08

	1,258	100.00%

iShares iBoxx $ Investment Grade Corporate Bond ETF

Period Covered: January 1, 2010 to December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	3	0.24
Greater than 1.0% and Less than 1.5%	22	1.75
Greater than 0.5% and Less than 1.0%	248	19.71
Between 0.5% and –0.5%	968	76.95
Less than –0.5% and Greater than –1.0%	12	0.95
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	2	0.16
Less than –2.0%	1	0.08

	1,258	100.00%

SUPPLEMENTAL INFORMATION	83

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

BFA has registered the iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to each Fund according to an objective apportionment methodology which

84	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares iBoxx $ High Yield Corporate Bond ETF in respect of BFA’s financial year ending December 31, 2014 was USD 2.46 million. This figure is comprised of fixed remuneration of USD 0.99 million and variable remuneration of USD 1.46 million. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares iBoxx $ High Yield Corporate Bond ETF in respect of BFA’s financial year ending 31 December 2014, to its senior management was USD 0.34 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.06 million.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares iBoxx $ Investment Grade Corporate Bond ETF in respect of BFA’s financial year ending December 31, 2014 was USD 3.30 million. This figure is comprised of fixed remuneration of USD 1.33 million and variable remuneration of USD 1.97 million. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares iBoxx $ Investment Grade Corporate Bond ETF respect of the BFA’s financial year ending 31 December 2014, to its senior management was USD 0.46 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.08 million.

SUPPLEMENTAL INFORMATION	85

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 309 funds (as of February 28, 2015) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (58)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (44)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

86	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (71)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	87

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

Jane D. Carlin (59)	Trustee (since 2015).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and Global Head of Operational Risk Management, Morgan Stanley Group (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

88	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (44)	President (since 2013).	Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI (2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Charles Park (47)	Chief Compliance Officer (since 2006).	Chief Compliance Officer, BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Principal and Chief Compliance Officer, iShares Delaware Trust Sponsor LLC (since 2012) and BFA (since 2006); Chief Compliance Officer, BlackRock Asset Management International Inc. (since 2012).

Scott Radell (46)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	89

Notes:

90	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-24-0215

FEBRUARY 28, 2015

2015 ANNUAL REPORT

iShares Trust

➢	iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca
➢	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. BOND MARKET OVERVIEW

U.S. bond markets delivered solid overall performance for the 12-month period ended February 28, 2015 (the “reporting period”), with the Barclays U.S. Aggregate Bond Index, a broad measure of domestic bond performance, posting an annual gain of 5.05%. The most significant drivers of bond market performance during the reporting period were clearer evidence of sustained U.S. economic growth together with the ongoing commitment of the U.S. Federal Reserve Bank (the “Fed”) to maintain the short-term federal funds rate at a near-zero level.

The U.S. economy grew by 2.4% in 2014. Severe winter weather led to a contraction in economic activity during the first quarter of 2014, but strong advances in the second and third quarters helped boost U.S. gross domestic product for the year. U.S. labor markets strengthened during the reporting period as the unemployment rate fell to its lowest level since June 2008, and industrial production in 2014 increased by nearly 5%.

Despite the U.S. economy’s improving trajectory, interest rates fell during the reporting period, with declining yields leading to positive results for the overall U.S. bond market. At the same time, inflation remained low as a sharp decline in energy prices during the second half of 2014 held the increase in the consumer price index to 0.8% for the year.

Given the combination of improving economic growth and low inflation, the Fed followed through on its stated intention to conclude its two-year quantitative easing regime. The Fed ended its quantitative easing program in October 2014 and indicated that it might raise its short-term interest rate target sometime in 2015.

The potential for a Fed rate hike in the near future pushed short-term bond yields higher during the reporting period, but low inflation helped drive longer-term bond yields lower. Geopolitical crises — in the Middle East, Ukraine, and elsewhere—falling energy prices, weaker economic growth abroad, and relatively high yields in the United States compared with other regions around the globe also fueled demand for longer-term U.S. bonds.

Bond performance was uniformly positive during the reporting period. From a maturity perspective, longer-term securities outpaced intermediate- and short-term securities, as long-term interest rates fell the most during the reporting period. On a sector basis, U.S. Treasury bonds advanced for the reporting period. Treasuries at the shorter end of the maturity range recorded modestly positive returns, while Treasuries at the long end of the range achieved more robust results.

Corporate bonds produced mixed results during the reporting period. Investment-grade corporate bonds outperformed the broader bond market and achieved higher returns than their lower-quality, higher-yield corporate counterparts by a considerable margin. High-yield corporate debt struggled during the reporting period as investors sought out higher-quality alternatives.

Residential and commercial mortgage-backed securities posted solid returns for the reporting period, although both asset-backed classes finished lower than the broader bond market. Positive market conditions contributed to the strong performance of mortgage-backed securities, including an accommodative Fed, lower-than-expected net supply of agency issues, continued low rate volatility, and muted prepayment rates due to tight lending conditions.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CORE 10+ YEAR USD BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.72%	15.84%	14.98%	14.72%	15.84%	14.98%
5 Years	9.46%	9.69%	9.60%	57.11%	58.81%	58.11%
Since Inception	9.05%	9.25%	9.30%	57.31%	58.82%	59.17%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through October 22, 2012 reflects the performance of the BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Barclays US Universal 10+ Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,051.50	$0.61	$1,000.00	$1,024.20	$0.60	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

The iShares Core 10+ Year USD Bond ETF (the “Fund”) (formerly the iShares Core Long-Term USD Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high-yield with remaining maturities greater than ten years, as represented by the Barclays US Universal 10+ Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 14.72%, net of fees, while the total return for the Index was 14.98%.

PORTFOLIO ALLOCATION

As of 2/28/15

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	53.36%
U.S. Government Obligations	31.31
Foreign Government Obligations	7.95
Municipal Debt Obligations	5.23
U.S. Government Agency Obligations	2.15

TOTAL	100.00%

BOND CREDIT QUALITY As of 2/28/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	34.95%
Aa	9.00
A	22.15
Baa	27.60
Ba	3.00
B	0.93
Caa	0.54
Ca	0.01
Not Rated	1.82

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® CORE U.S. AGGREGATE BOND ETF

Performance as of February 28, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.07%	5.17%	5.05%	5.07%	5.17%	5.05%
5 Years	4.18%	4.20%	4.29%	22.70%	22.84%	23.38%
10 Years	4.65%	4.62%	4.82%	57.60%	57.08%	60.17%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,022.70	$0.35	$1,000.00	$1,024.40	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Barclays U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2015, the total return for the Fund was 5.07%, net of fees, while the total return for the Index was 5.05%.

PORTFOLIO ALLOCATION As of 2/28/15
Investment Type	Percentage of Total Investments[1]

U.S. Government Obligations	37.44%
Mortgage-Backed Securities	29.80
Corporate Bonds & Notes	24.89
Foreign Government Obligations	3.84
U.S. Government Agency Obligations	3.13
Municipal Debt Obligations	0.90

TOTAL	100.00%

BOND CREDIT QUALITY As of 2/28/15
Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	72.39%
Aa	3.91
A	10.18
Baa	12.65
Ba	0.30
Not Rated	0.57

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 52.33%

ADVERTISING — 0.01%
WPP Finance 2010
5.63%, 11/15/43[a]	$25	$30,225

		30,225
AEROSPACE & DEFENSE — 0.91%
Boeing Co. (The)
6.13%, 02/15/33	225	300,949
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	26	25,668
Lockheed Martin Corp.
3.80%, 03/01/45 (Call 09/01/44)	200	200,223
4.07%, 12/15/42	267	277,254
Northrop Grumman Corp.
4.75%, 06/01/43[a]	100	111,644
Northrop Grumman Systems Corp.
7.75%, 02/15/31	96	136,826
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	25	26,648
4.88%, 10/15/40	76	87,885
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	50	58,488
United Technologies Corp.
4.50%, 06/01/42	410	455,925
5.70%, 04/15/40	31	39,687
6.05%, 06/01/36	66	87,703
6.70%, 08/01/28	100	136,313
7.50%, 09/15/29	50	73,049

		2,018,262
AGRICULTURE — 0.75%
Altria Group Inc.
5.38%, 01/31/44	260	307,266
10.20%, 02/06/39	96	170,040
Archer-Daniels-Midland Co.
4.02%, 04/16/43	100	103,821
4.54%, 03/26/42[a]	75	83,947
5.38%, 09/15/35	51	62,186
Lorillard Tobacco Co.
7.00%, 08/04/41[a]	25	32,315
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	150	161,431

Security	Principal (000s)	Value
Philip Morris International Inc.
4.25%, 11/10/44	$75	$79,131
4.50%, 03/20/42	201	217,738
4.88%, 11/15/43	50	57,768
6.38%, 05/16/38	100	134,512
Reynolds American Inc.
4.75%, 11/01/42	150	151,293
7.25%, 06/15/37	76	99,509

		1,660,957
AIRLINES — 0.15%
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	100	103,500
U.S. Airways 2012-2 Pass Through Trust Class A
4.63%, 12/03/26	45	48,907
United Airlines 2014-1 Pass Through Trust Class A
4.00%, 10/11/27[a]	25	26,250
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	150	155,250

		333,907
APPAREL — 0.07%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	100	100,544
Nine West Holdings Inc.
6.13%, 11/15/34	25	14,750
VF Corp.
6.45%, 11/01/37	26	35,704

		150,998
AUTO MANUFACTURERS — 0.52%
Daimler Finance North America LLC
8.50%, 01/18/31	151	235,182
Ford Motor Co.
4.75%, 01/15/43[a]	100	109,613
6.63%, 10/01/28	100	126,660
7.40%, 11/01/46	50	73,291
7.45%, 07/16/31	185	257,460
General Motors Co.
4.00%, 04/01/25	25	25,643
5.00%, 04/01/35	50	53,985

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.20%, 04/01/45	$100	$110,713
6.25%, 10/02/43	125	155,103

		1,147,650
AUTO PARTS & EQUIPMENT — 0.11%
Goodyear Tire & Rubber Co. (The)
7.00%, 03/15/28	25	26,750
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	150	160,760
5.25%, 12/01/41 (Call 06/01/41)[a]	26	29,891
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	25	25,437

		242,838
BANKS — 4.84%
Bank of America Corp.
4.25%, 10/22/26[a]	360	368,196
5.00%, 01/21/44	500	571,714
5.88%, 02/07/42	50	63,490
7.75%, 05/14/38	125	178,644
Bank One Corp.
7.63%, 10/15/26	90	119,063
Barclays Bank PLC
6.86%, 09/29/49 (Call 06/15/32)[b,c]	50	55,500
BNP Paribas SA
7.20%, 12/31/49 (Call 06/25/37)[a,b,c]	100	120,250
BPCE SA
4.50%, 03/15/25[c]	200	204,511
Citigroup Inc.
4.30%, 11/20/26	150	154,128
5.30%, 05/06/44	75	83,853
5.50%, 09/13/25[a]	75	84,778
6.00%, 10/31/33	250	293,730
6.13%, 08/25/36	300	363,239
6.88%, 03/05/38[a]	117	161,944
8.13%, 07/15/39	200	308,907
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
5.25%, 05/24/41	290	347,284
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[c]	100	122,000
Fifth Third Bancorp
8.25%, 03/01/38	50	74,946

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
4.80%, 07/08/44 (Call 01/08/44)	$300	$330,800
5.95%, 01/15/27	405	476,815
6.13%, 02/15/33[a]	125	157,429
6.45%, 05/01/36	230	285,591
6.75%, 10/01/37[a]	70	90,605
HBOS PLC
6.00%, 11/01/33[c]	110	128,847
HSBC Capital Funding LP/Jersey
10.18%, 12/29/49 (Call 06/30/30)[b,c]	175	263,813
HSBC Holdings PLC
6.10%, 01/14/42	350	463,779
6.50%, 05/02/36	200	256,035
6.80%, 06/01/38	200	267,865
JPMorgan Chase & Co.
4.13%, 12/15/26	175	179,801
4.85%, 02/01/44	270	309,436
5.60%, 07/15/41	100	123,225
6.40%, 05/15/38	325	432,450
KfW
0.00%, 04/18/36	75	41,734
0.00%, 06/29/37	342	180,083
Morgan Stanley
4.30%, 01/27/45	50	51,072
5.00%, 11/24/25	125	137,728
6.38%, 07/24/42	251	334,666
7.25%, 04/01/32	250	346,283
Northern Trust Corp.
3.95%, 10/30/25	50	53,117
RBS Capital Trust II
6.43%, 12/29/49 (Call 01/03/34)[b]	25	28,125
Regions Financial Corp.
7.38%, 12/10/37	50	66,085
Royal Bank of Scotland Group PLC
7.65%, 12/31/49 (Call 09/30/31)[b]	50	62,500
Standard Chartered Bank
8.00%, 05/30/31[c]	100	134,018
Standard Chartered PLC
7.01%, 07/29/49 (Call 07/30/37)[a,b,c]	200	222,000
UBS AG/Stamford CT
7.75%, 09/01/26	100	132,952

12	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
VTB Bank OJSC Via VTB Capital SA
6.25%, 06/30/35[d]	$100	$99,726
Wachovia Corp.
5.50%, 08/01/35	140	166,200
Wells Fargo & Co.
4.10%, 06/03/26	475	497,563
5.38%, 11/02/43[a]	125	147,160
5.61%, 01/15/44	445	541,943
Wells Fargo Capital X
5.95%, 12/01/86	75	77,250

		10,762,873
BEVERAGES — 0.77%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	150	162,898
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40[a]	20	25,958
8.20%, 01/15/39	325	506,766
Diageo Capital PLC
5.88%, 09/30/36	175	222,909
Diageo Investment Corp.
4.25%, 05/11/42	7	7,379
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	10	14,795
FBG Finance Pty Ltd.
5.88%, 06/15/35[c]	150	186,277
Heineken NV
4.00%, 10/01/42[c]	24	23,612
Molson Coors Brewing Co.
5.00%, 05/01/42[a]	101	104,925
PepsiCo Inc.
3.60%, 08/13/42	350	332,759
5.50%, 01/15/40	100	122,705

		1,710,983
BIOTECHNOLOGY — 0.58%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	150	171,887
5.38%, 05/15/43 (Call 11/15/42)	249	295,997
5.65%, 06/15/42 (Call 12/15/41)	25	30,365
6.38%, 06/01/37	100	127,942
6.40%, 02/01/39	75	97,133
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	75	81,689

Security	Principal (000s)	Value
Gilead Sciences Inc.
4.50%, 02/01/45 (Call 08/01/44)	$300	$331,641
4.80%, 04/01/44 (Call 10/01/43)	15	17,190
5.65%, 12/01/41 (Call 06/01/41)	114	144,529

		1,298,373
BUILDING MATERIALS — 0.08%
Holcim Capital Corp. Ltd.
6.88%, 09/29/39[c]	75	96,688
Lafarge SA
7.13%, 07/15/36	25	31,125
Masco Corp.
7.75%, 08/01/29	25	29,500
Owens Corning
7.00%, 12/01/36	25	30,469

		187,782
CHEMICALS — 1.14%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	150	186,812
Ashland Inc.
6.88%, 05/15/43 (Call 02/15/43)	25	26,812
CF Industries Inc.
5.15%, 03/15/34	200	221,567
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	50	50,695
4.38%, 11/15/42 (Call 05/15/42)	50	50,167
4.63%, 10/01/44 (Call 04/01/44)	100	103,440
5.25%, 11/15/41 (Call 05/15/41)	26	29,138
7.38%, 11/01/29	75	102,138
9.40%, 05/15/39	86	141,136
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	125	131,289
4.80%, 09/01/42 (Call 03/01/42)	26	27,747
Ecolab Inc.
5.50%, 12/08/41	86	103,964
EI du Pont de Nemours & Co.
4.15%, 02/15/43	75	75,950
4.90%, 01/15/41	41	45,753
6.50%, 01/15/28	50	64,512
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	230	247,122
Mexichem SAB de CV
6.75%, 09/19/42[d]	200	220,400

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	$50	$53,558
4.40%, 07/15/44 (Call 01/15/44)	140	150,949
5.50%, 08/15/25	126	151,293
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	24	28,148
5.63%, 11/15/43 (Call 05/15/43)	75	89,982
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[c]	50	52,812
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	76	95,115
PPG Industries Inc.
5.50%, 11/15/40	25	30,785
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	50	50,050

		2,531,334
COAL — 0.01%
Peabody Energy Corp.
7.88%, 11/01/26	25	20,000

		20,000
COMMERCIAL SERVICES — 0.34%
ADT Corp. (The)
4.88%, 07/15/42	50	41,625
Catholic Health Initiatives
4.35%, 11/01/42	100	97,776
DP World Ltd.
6.85%, 07/02/37[c]	100	116,772
ERAC USA Finance LLC
5.63%, 03/15/42[c]	25	28,716
7.00%, 10/15/37[c]	125	167,688
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	25	25,313
Leidos Holdings Inc.
Series 1
5.95%, 12/01/40 (Call 06/01/40)	25	24,065
Leidos Inc.
5.50%, 07/01/33	25	23,218
Massachusetts Institute of Technology
4.68%, 07/01/14	100	115,389
President and Fellows of Harvard College
6.30%, 10/01/37 (Call 04/01/16)	52	55,380

Security	Principal (000s)	Value
United Rentals North America Inc.
5.75%, 11/15/24 (Call 05/15/19)	$25	$26,375
Western Union Co. (The)
6.20%, 11/17/36[a]	26	26,328

		748,645
COMPUTERS — 0.47%
Apple Inc.
3.45%, 02/09/45	195	184,069
3.85%, 05/04/43	280	282,222
Dell Inc.
6.50%, 04/15/38	25	25,750
7.10%, 04/15/28	25	27,094
Hewlett-Packard Co.
6.00%, 09/15/41	101	114,560
International Business Machines Corp.
5.60%, 11/30/39	239	290,436
7.00%, 10/30/25	25	33,382
Seagate HDD Cayman
5.75%, 12/01/34 (Call 06/01/34)[c]	80	87,945

		1,045,458
COSMETICS & PERSONAL CARE — 0.23%
Avon Products Inc.
6.95%, 03/15/43	50	43,375
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	26	25,155
Procter & Gamble Co. (The)
5.55%, 03/05/37	289	385,082
5.80%, 08/15/34	50	67,289

		520,901
DIVERSIFIED FINANCIAL SERVICES — 1.64%
Ally Financial Inc.
8.00%, 11/01/31[a]	200	259,375
American Express Co.
4.05%, 12/03/42	100	101,441
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44[c]	75	81,995
Carlyle Holdings II Finance LLC
5.63%, 03/30/43[c]	50	57,355
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	75	91,873
Credit Suisse USA Inc.
7.13%, 07/15/32	66	93,574

14	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
FMR LLC
7.57%, 06/15/29[c]	$200	$276,133
General Electric Capital Corp.
5.88%, 01/14/38	485	629,602
6.15%, 08/07/37	375	500,808
Series A
6.75%, 03/15/32	600	828,492
Goldman Sachs Capital I
6.35%, 02/15/34	273	331,118
Jefferies Group LLC
6.25%, 01/15/36	90	90,582
Legg Mason Inc.
5.63%, 01/15/44	75	87,967
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	26	39,185
Navient Corp.
5.63%, 08/01/33	50	42,500
Siemens Financieringsmaatschappij NV
6.13%, 08/17/26[c]	100	126,960

		3,638,960
ELECTRIC — 6.68%
Abu Dhabi National Energy Co. PJSC
6.50%, 10/27/36[c]	100	126,750
Alabama Power Co.
4.15%, 08/15/44 (Call 02/15/44)	315	343,385
6.00%, 03/01/39	50	67,763
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	150	154,680
Appalachian Power Co.
7.00%, 04/01/38	111	158,876
Series L
5.80%, 10/01/35	50	63,410
Series P
6.70%, 08/15/37	100	138,410
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	51	56,998
Baltimore Gas & Electric Co.
6.35%, 10/01/36	51	69,632
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	529	700,449
6.50%, 09/15/37	200	275,880

Security	Principal (000s)	Value
Calpine Corp.
5.75%, 01/15/25 (Call 10/15/19)[a]	$50	$51,000
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	65	64,507
4.50%, 04/01/44 (Call 10/01/43)	50	57,564
Cleco Power LLC
6.00%, 12/01/40	25	31,606
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	100	115,857
Comision Federal de Electricidad
5.75%, 02/14/42[d]	200	219,000
Commonwealth Edison Co.
3.70%, 03/01/45	50	50,963
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	150	156,077
4.63%, 12/01/54 (Call 06/01/54)	150	168,036
Series 08-B
6.75%, 04/01/38	135	192,061
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	50	52,587
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	100	111,381
Dominion Resources Inc./VA
7.00%, 06/15/38	100	140,517
Series C
4.90%, 08/01/41 (Call 02/01/41)	30	34,259
Series F
5.25%, 08/01/33	100	116,269
DTE Electric Co.
3.95%, 06/15/42 (Call 12/15/41)	40	42,228
4.30%, 07/01/44 (Call 01/01/44)	100	112,034
Duke Energy Carolinas LLC
6.10%, 06/01/37	138	186,796
Series A
6.00%, 12/01/28	50	63,027
Duke Energy Florida Inc.
6.40%, 06/15/38	200	282,075
Duke Energy Progress Inc.
4.10%, 05/15/42 (Call 11/15/41)	196	212,941
4.38%, 03/30/44 (Call 09/30/43)	200	227,800

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
E.ON International Finance BV
6.65%, 04/30/38[c]	$50	$66,072
Electricite de France SA
4.88%, 01/22/44[c]	350	399,012
6.95%, 01/26/39[c]	25	35,314
Enel Finance International NV
6.00%, 10/07/39[c]	200	244,404
6.80%, 09/15/37[c]	100	132,046
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	50	51,360
Exelon Corp.
5.63%, 06/15/35	175	209,521
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	100	114,064
6.25%, 10/01/39	100	121,390
FirstEnergy Corp. Series C
7.38%, 11/15/31	50	63,742
FirstEnergy Solutions Corp.
6.80%, 08/15/39	30	32,275
FirstEnergy Transmission LLC
5.45%, 07/15/44 (Call 01/15/44)[c]	50	55,781
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	275	298,929
4.05%, 10/01/44 (Call 04/01/44)	80	87,314
4.13%, 02/01/42 (Call 08/02/41)	100	109,918
5.63%, 04/01/34	90	114,084
GenOn Americas Generation LLC
9.13%, 05/01/31	100	92,500
Georgia Power Co.
4.30%, 03/15/42	190	207,536
Great River Energy
6.25%, 07/01/38[c]	50	63,370
Hydro-Quebec
9.38%, 04/15/30	25	41,951
Iberdrola International BV
5.81%, 03/15/25	75	88,148
Interstate Power & Light Co.
6.25%, 07/15/39	25	34,462
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	24	27,635
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	31	37,354

Security	Principal (000s)	Value
Korea Electric Power Corp.
5.13%, 04/23/34[c]	$50	$58,603
Majapahit Holding BV
7.88%, 06/29/37[d]	200	255,000
Massachusetts Electric Co.
5.90%, 11/15/39[c]	50	65,874
Metropolitan Edison Co.
4.00%, 04/15/25[c]	150	153,310
Monongahela Power Co.
5.40%, 12/15/43 (Call 06/15/43)[c]	150	184,866
Nevada Power Co. Series R
6.75%, 07/01/37	25	36,163
Niagara Mohawk Power Corp.
4.28%, 10/01/34 (Call 04/01/34)[c]	250	273,729
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	125	142,045
5.95%, 06/15/41 (Call 12/15/40)	56	72,460
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	151	145,411
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	75	85,006
Oglethorpe Power Corp.
4.55%, 06/01/44	75	80,801
5.25%, 09/01/50	51	59,846
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	50	57,032
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	20	25,310
7.25%, 01/15/33	100	146,891
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)[a]	65	65,069
4.45%, 04/15/42 (Call 10/15/41)	26	28,383
4.75%, 02/15/44 (Call 08/15/43)	150	172,543
5.80%, 03/01/37	50	63,311
6.05%, 03/01/34	225	294,743
6.25%, 03/01/39	100	134,630
PacifiCorp
6.00%, 01/15/39	200	270,805
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	100	109,984
Potomac Electric Power Co.
6.50%, 11/15/37	15	21,286

16	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
PPL Capital Funding Inc.
5.00%, 03/15/44 (Call 09/15/43)	$250	$294,993
PPL Energy Supply LLC
6.00%, 12/15/36	25	21,691
Progress Energy Inc.
6.00%, 12/01/39	50	66,342
7.75%, 03/01/31	100	142,614
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	125	125,136
4.30%, 03/15/44 (Call 09/15/43)	125	139,481
Public Service Electric & Gas Co.
3.65%, 09/01/42 (Call 03/01/42)	100	100,969
3.80%, 01/01/43 (Call 07/01/42)[a]	76	78,713
Series D
5.25%, 07/01/35	50	61,873
Series I
4.00%, 06/01/44 (Call 12/01/43)	100	107,242
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	100	112,720
5.64%, 04/15/41 (Call 10/15/40)	31	40,743
5.76%, 10/01/39	50	66,278
Ruwais Power Co. PJSC
6.00%, 08/31/36[d]	200	238,250
San Diego Gas & Electric Co.
3.95%, 11/15/41	150	160,463
6.13%, 09/15/37	30	40,980
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/43[d]	200	211,000
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	26	28,172
4.50%, 06/01/64 (Call 12/01/63)	100	106,334
6.05%, 01/15/38	51	67,550
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	126	133,573
4.65%, 10/01/43 (Call 04/01/43)	175	205,797
6.65%, 04/01/29	50	66,382
Series 08-A
5.95%, 02/01/38	16	21,459
Series C
3.60%, 02/01/45 (Call 08/01/44)	150	149,895
State Grid Overseas Investment 2013 Ltd.
4.38%, 05/22/43[c]	200	211,647

Security	Principal (000s)	Value
Tampa Electric Co.
4.35%, 05/15/44 (Call 11/15/43)	$50	$55,775
Tri-State Generation & Transmission Association Inc.
6.00%, 06/15/40[a,c]	125	169,647
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	90	94,743
Virginia Electric and Power Co.
4.45%, 02/15/44 (Call 08/15/43)	325	370,552
8.88%, 11/15/38	50	85,492
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	50	53,047
4.13%, 03/01/42 (Call 09/01/41)	26	27,658
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	26	26,162
4.25%, 06/01/44 (Call 12/01/43)	50	55,372
Wisconsin Power & Light Co.
6.38%, 08/15/37	150	208,737
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	100	119,804

		14,843,387
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
6.00%, 08/15/32	50	63,692
6.13%, 04/15/39	3	4,035

		67,727
ELECTRONICS — 0.22%
Honeywell International Inc.
5.38%, 03/01/41	225	286,549
5.70%, 03/15/37	25	32,295
Koninklijke Philips NV
5.00%, 03/15/42	75	84,857
6.88%, 03/11/38	20	27,540
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	50	59,133

		490,374
ENERGY — ALTERNATE SOURCES — 0.05%
Topaz Solar Farms LLC
5.75%, 09/30/39[a,c]	100	112,064

		112,064
ENGINEERING & CONSTRUCTION — 0.10%
ABB Finance USA Inc.
4.38%, 05/08/42	66	73,067

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Odebrecht Finance Ltd.
5.25%, 06/27/29[d]	$200	$157,500

		230,567
ENTERTAINMENT — 0.01%
Regal Entertainment Group
5.75%, 02/01/25 (Call 02/01/18)	25	25,000

		25,000
ENVIRONMENTAL CONTROL — 0.07%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	51	63,291
Waste Management Inc.
4.10%, 03/01/45	100	102,359

		165,650
FOOD — 1.03%
Campbell Soup Co.
3.80%, 08/02/42[a]	26	22,800
Cargill Inc.
4.10%, 11/01/42[c]	150	155,610
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)[a]	174	174,972
8.25%, 09/15/30	25	35,918
Delhaize Group SA
5.70%, 10/01/40	80	86,890
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	50	49,642
5.40%, 06/15/40	25	29,027
H.J. Heinz Finance Co.
4.88%, 02/15/25 (Call 02/15/20)[c]	150	150,750
6.75%, 03/15/32	25	26,750
7.13%, 08/01/39[c]	50	55,000
Kellogg Co. Series B
7.45%, 04/01/31	56	73,666
Kraft Foods Group Inc.
5.00%, 06/04/42	249	268,686
6.88%, 01/26/39	100	126,903
Kroger Co. (The)
5.15%, 08/01/43 (Call 02/01/43)	75	87,142
5.40%, 07/15/40 (Call 01/15/40)	50	58,828
6.90%, 04/15/38	26	35,635
7.50%, 04/01/31	50	68,837
Mondelez International Inc.
6.50%, 02/09/40	210	291,796

Security	Principal (000s)	Value
Safeway Inc.
7.25%, 02/01/31	$25	$24,500
Sysco Corp.
4.35%, 10/02/34 (Call 04/02/34)	100	104,725
5.38%, 09/21/35	66	78,700
Tesco PLC
6.15%, 11/15/37[c]	100	106,101
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	50	56,032
Unilever Capital Corp.
5.90%, 11/15/32	80	111,096

		2,280,006
FOREST PRODUCTS & PAPER — 0.25%
Clearwater Paper Corp.
5.38%, 02/01/25[a,c]	25	25,562
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	50	57,789
Georgia-Pacific LLC
7.75%, 11/15/29	141	197,346
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)	50	52,209
7.30%, 11/15/39	131	176,357
Westvaco Corp.
8.20%, 01/15/30	26	36,511

		545,774
GAS — 0.45%
AGL Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	25	27,359
5.88%, 03/15/41 (Call 09/15/40)	56	72,771
Atmos Energy Corp.
5.50%, 06/15/41 (Call 12/15/40)	75	95,208
Boston Gas Co.
4.49%, 02/15/42[c]	175	195,856
GNL Quintero SA
4.63%, 07/31/29[d]	200	207,826
KeySpan Corp.
5.80%, 04/01/35	50	61,624
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	50	58,342
Sempra Energy
6.00%, 10/15/39	60	77,418
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	140	145,994

18	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Southwest Gas Corp.
4.88%, 10/01/43 (Call 04/01/43)	$50	$59,290

		1,001,688
HEALTH CARE — PRODUCTS — 0.80%
Baxter International Inc.
4.50%, 06/15/43 (Call 12/15/42)[a]	25	26,676
6.25%, 12/01/37	75	97,727
Becton Dickinson and Co.
4.69%, 12/15/44 (Call 06/15/44)	150	164,233
5.00%, 11/12/40	25	27,940
Boston Scientific Corp.
7.38%, 01/15/40	50	69,551
Covidien International Finance SA
6.55%, 10/15/37	61	86,377
Hospira Inc.
5.60%, 09/15/40 (Call 03/15/40)	50	61,728
Medtronic Inc.
3.50%, 03/15/25[c]	100	104,280
4.38%, 03/15/35[c]	550	598,647
4.50%, 03/15/42 (Call 09/15/41)	40	43,090
4.63%, 03/15/44 (Call 09/15/43)	100	112,533
4.63%, 03/15/45[c]	200	225,772
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	50	54,958
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	50	52,360
Zimmer Holdings Inc.
5.75%, 11/30/39	50	61,909

		1,787,781
HEALTH CARE — SERVICES — 1.06%
Aetna Inc.
4.75%, 03/15/44 (Call 09/15/43)	100	115,243
6.75%, 12/15/37	100	138,557
Anthem Inc.
4.65%, 01/15/43	151	162,778
4.65%, 08/15/44 (Call 02/15/44)	50	54,693
5.10%, 01/15/44	175	203,022
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	175	215,910
HCA Inc.
5.25%, 04/15/25	50	54,938
5.38%, 02/01/25	100	106,000
7.50%, 11/06/33	25	27,250

Security	Principal (000s)	Value
7.50%, 11/15/95	$25	$24,750
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	101	104,685
Kaiser Foundation Hospitals
4.88%, 04/01/42	100	114,503
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)	100	101,703
Quest Diagnostics Inc.
5.75%, 01/30/40	76	85,308
Roche Holdings Inc.
4.00%, 11/28/44 (Call 05/28/44)[c]	200	215,972
Tenet Healthcare Corp.
6.88%, 11/15/31	25	23,875
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)[a]	150	163,666
4.38%, 03/15/42 (Call 09/15/41)	50	55,281
4.63%, 11/15/41 (Call 05/15/41)	50	56,682
5.80%, 03/15/36	96	123,416
6.88%, 02/15/38	141	202,498

		2,350,730
HOLDING COMPANIES — DIVERSIFIED — 0.16%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[c]	100	147,479
Votorantim Cimentos SA
7.25%, 04/05/41[d]	200	200,170

		347,649
HOME BUILDERS — 0.05%
MDC Holdings Inc.
6.00%, 01/15/43 (Call 10/15/42)	25	20,687
PulteGroup Inc.
6.38%, 05/15/33	25	25,750
7.88%, 06/15/32	50	57,750

		104,187
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
3.70%, 05/01/25	50	51,483

		51,483
HOUSEHOLD PRODUCTS & WARES — 0.08%
Kimberly-Clark Corp.
5.30%, 03/01/41	50	62,862
6.63%, 08/01/37	75	107,588

		170,450

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
INSURANCE — 3.04%
ACE INA Holdings Inc.
4.15%, 03/13/43	$50	$53,328
Aflac Inc.
6.45%, 08/15/40	101	133,572
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	75	79,035
Allstate Corp. (The)
4.50%, 06/15/43	125	140,933
5.20%, 01/15/42	26	31,739
American International Group Inc.
4.50%, 07/16/44 (Call 01/16/44)	50	53,421
6.25%, 05/01/36	270	348,722
8.18%, 05/15/68 (Call 05/15/38)[b]	250	346,250
Aon Corp.
6.25%, 09/30/40	100	130,750
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	50	57,422
AXA SA
8.60%, 12/15/30	251	351,400
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]	100	110,192
5.75%, 01/15/40	235	308,587
Chubb Corp. (The)
6.00%, 05/11/37	31	41,198
6.50%, 05/15/38	75	105,838
Cincinnati Financial Corp.
6.92%, 05/15/28	25	31,828
Farmers Exchange Capital III
5.45%, 10/15/54 (Call 10/15/34)[b,c]	100	108,243
GE Global Insurance Holding Corp.
7.00%, 02/15/26	75	96,319
Genworth Holdings Inc.
6.50%, 06/15/34	50	47,430
Guardian Life Insurance Co. of America (The)
7.38%, 09/30/39[c]	50	71,833
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	125	131,431
Liberty Mutual Group Inc.
4.85%, 08/01/44[c]	150	160,731

Security	Principal (000s)	Value
6.50%, 05/01/42[c]	$24	$30,314
7.80%, 03/07/87[a,c]	75	90,000
Lincoln National Corp.
7.00%, 06/15/40	95	132,570
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	50	48,626
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	50	51,239
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/41[c]	50	60,774
8.88%, 06/01/39[c]	44	70,962
MetLife Inc.
4.13%, 08/13/42	290	297,782
4.88%, 11/13/43	175	202,184
6.38%, 06/15/34	100	135,912
6.40%, 12/15/66 (Call 12/15/31)	100	117,000
10.75%, 08/01/69 (Call 08/01/34)	25	41,688
Nationwide Financial Services Inc.
5.30%, 11/18/44[c]	200	214,465
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[c]	100	160,280
New York Life Insurance Co.
6.75%, 11/15/39[c]	130	186,331
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40[c]	100	132,410
Pacific Life Insurance Co.
9.25%, 06/15/39[c]	125	200,991
Principal Financial Group Inc.
4.35%, 05/15/43	76	77,951
Progressive Corp. (The)
4.35%, 04/25/44	175	192,076
Provident Financing Trust I
7.41%, 03/15/38	25	29,676
Prudential Financial Inc.
4.60%, 05/15/44	150	159,676
5.70%, 12/14/36	75	90,183
Series B
5.75%, 07/15/33	76	92,141
Series D
6.63%, 12/01/37	101	134,082
Swiss Re Treasury U.S. Corp.
4.25%, 12/06/42[c]	25	27,016

20	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44[a,c]	$275	$315,667
6.85%, 12/16/39[c]	76	106,119
Travelers Companies Inc. (The)
4.60%, 08/01/43	25	28,725
6.25%, 06/15/37	201	274,815
WR Berkley Corp.
4.75%, 08/01/44	25	26,462
XLIT Ltd.
5.25%, 12/15/43[a]	50	58,779
6.25%, 05/15/27	25	30,516

		6,757,614
INTERNET — 0.18%
Amazon.com Inc.
4.80%, 12/05/34 (Call 06/05/34)	75	81,068
4.95%, 12/05/44 (Call 06/05/44)	200	215,106
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	101	87,462
Equinix Inc.
5.75%, 01/01/25 (Call 01/01/20)	25	26,250

		409,886
IRON & STEEL — 0.45%
Allegheny Ludlum Corp.
6.95%, 12/15/25	75	82,744
ArcelorMittal
7.50%, 03/01/41	100	105,250
7.75%, 10/15/39	100	107,250
Cliffs Natural Resources Inc.
6.25%, 10/01/40	51	33,660
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	25	27,964
6.40%, 12/01/37	75	93,991
United States Steel Corp.
6.65%, 06/01/37	25	23,250
Vale Overseas Ltd.
6.88%, 11/21/36[a]	366	361,133
6.88%, 11/10/39[a]	100	98,255
8.25%, 01/17/34	50	56,522

		990,019

Security	Principal (000s)	Value
LODGING — 0.02%
Starwood Hotels & Resorts Worldwide Inc.
3.75%, 03/15/25 (Call 12/15/24)	$50	$51,226

		51,226
MACHINERY — 0.26%
Caterpillar Inc.
3.80%, 08/15/42[a]	308	307,963
4.75%, 05/15/64 (Call 11/15/63)	50	54,422
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	50	59,291
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	126	130,829
5.38%, 10/16/29	26	32,037

		584,542
MANUFACTURING — 0.45%
3M Co.
3.88%, 06/15/44	50	53,003
5.70%, 03/15/37	16	21,013
Bombardier Inc.
7.45%, 05/01/34[c]	100	95,250
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	66	80,949
Eaton Corp.
4.00%, 11/02/32	155	160,708
General Electric Co.
4.13%, 10/09/42	355	378,164
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	50	50,555
4.88%, 09/15/41 (Call 03/15/41)	44	51,185
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	100	108,360

		999,187
MEDIA — 3.32%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	200	224,378
5.40%, 10/01/43[a]	125	152,601
6.40%, 12/15/35	50	65,783
6.65%, 11/15/37	261	354,278
7.75%, 12/01/45	75	115,483
Belo Corp.
7.75%, 06/01/27	25	27,750

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	$150	$153,549
4.90%, 08/15/44 (Call 02/15/44)	50	52,521
7.88%, 07/30/30[a]	50	71,028
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	400	430,267
4.25%, 01/15/33	350	377,685
4.65%, 07/15/42	180	199,554
4.75%, 03/01/44[a]	250	288,448
6.40%, 05/15/38	250	336,747
6.95%, 08/15/37	75	106,264
Cox Communications Inc.
4.80%, 02/01/35 (Call 08/01/34)[c]	100	105,060
8.38%, 03/01/39[c]	150	214,112
CSC Holdings LLC
5.25%, 06/01/24[c]	25	25,531
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	100	102,755
6.00%, 08/15/40 (Call 05/15/40)	192	216,549
Discovery Communications LLC
4.88%, 04/01/43	200	208,822
6.35%, 06/01/40	50	61,744
Grupo Televisa SAB
6.63%, 01/15/40	121	150,939
Historic TW Inc.
6.63%, 05/15/29	265	341,384
iHeartCommunications Inc.
7.25%, 10/15/27	25	20,125
Knight Ridder Inc.
6.88%, 03/15/29	25	17,125
Liberty Interactive LLC
8.25%, 02/01/30	50	55,500
TCI Communications Inc.
7.88%, 02/15/26	100	140,274
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	100	120,571
5.85%, 04/15/40	75	90,864
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)[a]	350	349,254
6.75%, 06/15/39	245	303,143
7.30%, 07/01/38	70	91,053
Time Warner Entertainment Co. LP
8.38%, 07/15/33	100	145,773

Security	Principal (000s)	Value
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	$150	$161,365
6.10%, 07/15/40	224	282,102
6.25%, 03/29/41	75	96,483
7.70%, 05/01/32	151	218,852
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (Call 01/15/20)[c]	200	212,250
Viacom Inc.
4.85%, 12/15/34 (Call 06/15/34)	150	153,905
5.25%, 04/01/44 (Call 10/01/43)	150	159,133
6.88%, 04/30/36	136	169,185
Videotron Ltd.
5.38%, 06/15/24 (Call 03/15/24)[c]	25	26,312
Walt Disney Co. (The)
4.13%, 06/01/44	50	54,591
7.00%, 03/01/32	16	23,407
Series E
4.13%, 12/01/41	100	109,079

		7,383,578
METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	50	51,330

		51,330
MINING — 1.17%
Alcoa Inc.
5.95%, 02/01/37	50	53,820
6.75%, 01/15/28	50	58,009
Barrick North America Finance LLC
5.70%, 05/30/41	51	51,596
7.50%, 09/15/38	75	88,093
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	176	181,449
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	26	26,867
5.00%, 09/30/43	250	293,593
6.42%, 03/01/26	50	64,011
Corp. Nacional del Cobre Chile
5.63%, 09/21/35[a,c]	100	117,005
5.63%, 10/18/43[d]	200	234,272
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	100	90,188
5.45%, 03/15/43 (Call 09/15/42)	100	87,883

22	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Glencore Finance Canada Ltd.
5.55%, 10/25/42[c]	$150	$161,613
6.90%, 11/15/37[c]	24	27,814
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	50	52,360
Newcrest Finance Pty Ltd.
5.75%, 11/15/41[c]	50	45,932
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	98	90,809
6.25%, 10/01/39	101	105,636
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	175	202,514
7.13%, 07/15/28	120	160,724
Southern Copper Corp.
5.25%, 11/08/42	240	216,305
Teck Resources Ltd.
5.40%, 02/01/43 (Call 08/01/42)	151	133,893
6.25%, 07/15/41 (Call 01/15/41)	56	53,604

		2,597,990
OFFICE & BUSINESS EQUIPMENT — 0.03%
Xerox Corp.
4.80%, 03/01/35	30	30,024
6.75%, 12/15/39	25	31,285

		61,309
OIL & GAS — 5.06%
Anadarko Finance Co.
7.50%, 05/01/31	71	95,633
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	50	51,696
6.45%, 09/15/36	225	288,267
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	200	195,318
4.75%, 04/15/43 (Call 10/15/42)	150	156,774
5.10%, 09/01/40 (Call 03/01/40)	101	108,557
Apache Finance Canada Corp.
7.75%, 12/15/29	50	70,754
Canadian Natural Resources Ltd.
6.25%, 03/15/38	310	362,951
Cenovus Energy Inc.
6.75%, 11/15/39[a]	201	241,068
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	200	219,225

Security	Principal (000s)	Value
Conoco Funding Co.
7.25%, 10/15/31	$100	$140,028
ConocoPhillips
6.50%, 02/01/39	295	403,721
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	180	189,947
ConocoPhillips Holding Co.
6.95%, 04/15/29	200	272,237
Continental Resources Inc./OK
4.90%, 06/01/44 (Call 12/01/43)	50	45,030
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	100	107,537
5.60%, 07/15/41 (Call 01/15/41)	46	54,685
Devon Financing Corp. LLC
7.88%, 09/30/31	225	313,259
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[a]	74	64,081
5.70%, 10/15/39	10	9,562
Ecopetrol SA
5.88%, 05/28/45	75	71,625
7.38%, 09/18/43	125	141,250
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[a]	101	101,084
6.50%, 08/15/34[a]	26	29,780
6.50%, 02/01/38	150	171,673
Eni USA Inc.
7.30%, 11/15/27	75	100,325
Ensco PLC
5.75%, 10/01/44 (Call 04/01/44)[a]	50	50,753
Gazprom OAO Via Gaz Capital SA
7.29%, 08/16/37[d]	100	92,910
8.63%, 04/28/34	100	103,604
Hess Corp.
5.60%, 02/15/41	125	139,476
7.30%, 08/15/31	155	192,791
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[c]	25	23,563
Husky Energy Inc.
6.80%, 09/15/37	10	12,119
KazMunayGas National Co. JSC
5.75%, 04/30/43[d]	200	167,000
Marathon Oil Corp.
6.60%, 10/01/37	75	90,053

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	$185	$188,117
6.50%, 03/01/41 (Call 09/01/40)	41	50,536
Motiva Enterprises LLC
6.85%, 01/15/40[c]	75	94,139
Nexen Energy ULC
6.40%, 05/15/37	110	138,720
7.50%, 07/30/39	100	143,144
Noble Energy Inc.
5.05%, 11/15/44	50	53,085
5.25%, 11/15/43 (Call 05/15/43)	75	80,622
6.00%, 03/01/41 (Call 09/01/40)	15	17,164
Noble Holding International Ltd.
5.25%, 03/15/42	25	20,516
6.20%, 08/01/40	26	22,597
Pertamina Persero PT
5.63%, 05/20/43[d]	200	198,000
6.45%, 05/30/44[d]	200	218,880
Petrobras Global Finance BV
5.63%, 05/20/43	50	39,821
6.75%, 01/27/41[a]	75	63,569
6.88%, 01/20/40	200	172,528
7.25%, 03/17/44	150	134,393
Petroleos de Venezuela SA
5.38%, 04/12/27[d]	225	72,675
5.50%, 04/12/37[d]	100	31,293
6.00%, 11/15/26[a,d]	325	104,812
9.75%, 05/17/35[d]	225	85,837
Petroleos Mexicanos
5.50%, 06/27/44[c]	100	100,375
5.50%, 06/27/44	190	191,187
5.63%, 01/23/46[c]	200	204,500
6.38%, 01/23/45	145	162,400
6.50%, 06/02/41	200	225,748
6.63%, 06/15/35	300	343,125
6.63%, 06/15/38	100	112,947
Phillips 66
4.88%, 11/15/44 (Call 05/15/44)	200	216,782
5.88%, 05/01/42	51	61,350
PTT PCL
5.88%, 08/03/35[c]	300	338,791
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[c]	250	295,625

Security	Principal (000s)	Value
Rowan Companies Inc.
5.85%, 01/15/44 (Call 07/15/43)	$50	$44,635
Shell International Finance BV
5.50%, 03/25/40	86	109,274
6.38%, 12/15/38	391	540,585
Sinopec Group Overseas Development 2012 Ltd.
4.88%, 05/17/42[c]	200	217,720
Statoil ASA
3.95%, 05/15/43	275	284,823
4.25%, 11/23/41	80	86,236
Suncor Energy Inc.
6.50%, 06/15/38	250	324,100
6.85%, 06/01/39	100	134,579
7.15%, 02/01/32	36	47,756
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)	26	26,021
6.25%, 02/01/38	66	70,929
Transocean Inc.
6.80%, 03/15/38	50	39,750
7.50%, 04/15/31	61	51,087
Valero Energy Corp.
6.63%, 06/15/37	151	187,409
10.50%, 03/15/39	16	26,307

		11,252,825
OIL & GAS SERVICES — 0.43%
Baker Hughes Inc.
5.13%, 09/15/40	160	180,509
Cameron International Corp.
7.00%, 07/15/38	100	121,951
Halliburton Co.
4.75%, 08/01/43 (Call 02/01/43)	225	246,257
6.70%, 09/15/38	100	135,789
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)[a]	76	71,785
Weatherford International Ltd./Bermuda
5.95%, 04/15/42 (Call 10/17/41)	150	130,421
6.75%, 09/15/40	80	74,816

		961,528
PACKAGING & CONTAINERS — 0.10%
Crown Cork & Seal Co. Inc.
7.38%, 12/15/26	75	85,312

24	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25[c]	$25	$26,094
Pactiv LLC
7.95%, 12/15/25	25	25,375
Sealed Air Corp.
6.88%, 07/15/33[c]	25	26,250
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	40	47,526

		210,557
PHARMACEUTICALS — 2.09%
Abbott Laboratories
5.30%, 05/27/40	125	155,873
6.15%, 11/30/37	36	48,380
AbbVie Inc.
4.40%, 11/06/42	240	252,099
Actavis Funding SCS
4.85%, 06/15/44 (Call 12/15/43)	150	154,878
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	49	48,857
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	100	104,774
AstraZeneca PLC
4.00%, 09/18/42	150	153,962
6.45%, 09/15/37	193	264,789
Bristol-Myers Squibb Co.
3.25%, 08/01/42	166	148,866
4.50%, 03/01/44 (Call 09/01/43)	50	56,308
Cardinal Health Inc.
4.50%, 11/15/44 (Call 05/15/44)	75	79,763
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	130	130,149
4.65%, 06/15/44 (Call 12/15/43)	50	56,698
5.50%, 03/15/27	51	62,625
5.55%, 03/15/37	76	93,865
Express Scripts Holding Co.
6.13%, 11/15/41	101	129,266
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	240	325,924
Johnson & Johnson
4.38%, 12/05/33 (Call 06/05/33)	385	441,776
5.85%, 07/15/38	70	95,784
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	125	142,668

Security	Principal (000s)	Value
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	$50	$53,113
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	40	39,017
3.70%, 02/10/45 (Call 08/10/44)	150	149,900
4.15%, 05/18/43	250	266,239
6.55%, 09/15/37	25	35,234
Novartis Capital Corp.
4.40%, 05/06/44	175	200,372
Pfizer Inc.
4.40%, 05/15/44	50	54,392
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	25	31,283
Wyeth LLC
5.95%, 04/01/37	482	619,497
6.50%, 02/01/34	125	169,342
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	75	76,234

		4,641,927
PIPELINES — 2.25%
Buckeye Partners LP
5.85%, 11/15/43 (Call 05/15/43)	75	75,067
CenterPoint Energy Resources Corp.
6.63%, 11/01/37	50	67,670
Colonial Pipeline Co.
7.63%, 04/15/32[c]	50	72,488
DCP Midstream LLC
6.75%, 09/15/37[c]	75	72,287
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	50	43,031
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	26	33,137
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)[c]	100	97,098
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	76	78,697
Energy Transfer Partners LP
5.95%, 10/01/43 (Call 04/01/43)	50	57,177
6.50%, 02/01/42 (Call 08/01/41)	209	247,991
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	35	39,366
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	521	573,212

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.10%, 02/15/45 (Call 08/15/44)	$200	$227,906
7.55%, 04/15/38	25	35,232
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	40	40,333
5.00%, 03/01/43 (Call 09/01/42)	20	19,870
5.50%, 03/01/44 (Call 09/01/43)[a]	150	161,721
6.95%, 01/15/38	150	182,034
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	100	104,439
5.05%, 02/15/46	50	50,839
5.30%, 12/01/34 (Call 06/01/34)[a]	250	263,515
5.55%, 06/01/45 (Call 12/01/44)	250	268,162
7.75%, 01/15/32	50	62,815
7.80%, 08/01/31	50	61,869
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	50	49,563
NGPL PipeCo LLC
7.77%, 12/15/37[c]	25	26,875
ONEOK Inc.
6.00%, 06/15/35	25	24,346
ONEOK Partners LP
6.20%, 09/15/43 (Call 03/15/43)	50	52,441
6.85%, 10/15/37	125	139,821
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	250	265,396
5.15%, 06/01/42 (Call 12/01/41)	25	27,746
Rockies Express Pipeline LLC
6.88%, 04/15/40[c]	25	27,375
7.50%, 07/15/38[c]	25	28,875
Spectra Energy Capital LLC
7.50%, 09/15/38	25	29,720
Spectra Energy Partners LP
5.95%, 09/25/43 (Call 03/25/43)	50	62,669
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	200	214,038
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	100	126,400
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	195	209,008
6.10%, 06/01/40	40	48,947
7.25%, 08/15/38	75	104,097
7.63%, 01/15/39	125	178,419

Security	Principal (000s)	Value
Williams Companies Inc. (The)
5.75%, 06/24/44 (Call 12/24/43)	$100	$94,670
8.75%, 03/15/32	51	61,857
Williams Partners LP
4.90%, 01/15/45 (Call 10/15/44)	50	48,675
6.30%, 04/15/40	204	232,330

		4,989,224
PRIVATE EQUITY — 0.04%
KKR Group Finance Co. II LLC
5.50%, 02/01/43 (Call 08/01/42)[c]	75	84,715

		84,715
REAL ESTATE — 0.01%
CBRE Services Inc.
5.25%, 03/15/25 (Call 12/15/24)	25	27,250

		27,250
REAL ESTATE INVESTMENT TRUSTS — 0.34%
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	75	79,469
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	25	33,964
Health Care REIT Inc.
6.50%, 03/15/41 (Call 09/15/40)	75	99,104
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	50	51,879
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	50	52,656
Simon Property Group LP
4.25%, 10/01/44	75	78,989
4.75%, 03/15/42 (Call 09/15/41)[a]	50	56,596
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	100	101,011
Weyerhaeuser Co.
7.38%, 03/15/32	150	202,153

		755,821
RETAIL — 2.07%
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	50	54,123
CVS Health Corp.
5.30%, 12/05/43 (Call 06/05/43)	50	61,003
6.25%, 06/01/27	175	226,602
Darden Restaurants Inc.
7.05%, 10/15/37	25	29,711

26	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Home Depot Inc. (The)
4.20%, 04/01/43 (Call 10/01/42)	$250	$270,870
4.40%, 03/15/45 (Call 09/15/44)	50	55,835
5.88%, 12/16/36	225	294,801
5.95%, 04/01/41 (Call 10/01/40)	100	132,139
JC Penney Corp. Inc.
6.38%, 10/15/36	50	35,875
7.63%, 03/01/97	25	18,000
Kohl’s Corp.
6.88%, 12/15/37	15	19,299
L Brands Inc.
6.95%, 03/01/33	25	27,062
7.60%, 07/15/37	25	28,625
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	75	84,751
5.50%, 10/15/35	26	31,426
6.50%, 03/15/29	36	47,039
6.65%, 09/15/37	100	138,677
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	100	104,692
6.38%, 03/15/37	125	160,780
McDonald’s Corp.
3.63%, 05/01/43[a]	125	120,318
6.30%, 10/15/37	90	118,629
New Albertsons Inc.
7.45%, 08/01/29	105	97,387
8.70%, 05/01/30	25	24,750
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	32	37,256
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	50	49,328
Rite Aid Corp.
7.70%, 02/15/27	85	96,262
Target Corp.
4.00%, 07/01/42[a]	175	182,629
6.35%, 11/01/32	155	207,828
Wal-Mart Stores Inc.
4.30%, 04/22/44 (Call 10/22/43)	250	278,064
5.00%, 10/25/40	90	107,867
5.25%, 09/01/35	50	61,201
5.63%, 04/15/41	260	337,448
5.88%, 04/05/27	99	128,356
6.20%, 04/15/38	350	476,237

Security	Principal (000s)	Value
6.50%, 08/15/37[a]	$133	$186,071
7.55%, 02/15/30	25	37,110
Walgreen Co.
4.40%, 09/15/42	25	25,549
Walgreens Boots Alliance Inc.
4.80%, 11/18/44 (Call 05/18/44)	150	162,567
Yum! Brands Inc.
6.88%, 11/15/37	25	32,481

		4,588,648
SEMICONDUCTORS — 0.14%
Applied Materials Inc.
5.85%, 06/15/41	25	30,641
Intel Corp.
4.00%, 12/15/32[a]	100	102,779
4.80%, 10/01/41	111	123,051
Micron Technology Inc.
5.50%, 02/01/25 (Call 08/01/19)[c]	50	51,250

		307,721
SOFTWARE — 0.75%
Microsoft Corp.
3.50%, 02/12/35 (Call 08/12/34)	200	198,474
4.00%, 02/12/55 (Call 08/12/54)	200	199,456
4.88%, 12/15/43 (Call 06/15/43)	100	117,688
5.20%, 06/01/39	125	153,839
5.30%, 02/08/41	162	201,434
Oracle Corp.
4.30%, 07/08/34 (Call 01/08/34)	200	217,782
4.50%, 07/08/44 (Call 01/08/44)	250	279,386
5.38%, 07/15/40	125	152,377
6.50%, 04/15/38	100	136,668

		1,657,104
TELECOMMUNICATIONS — 4.96%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29[a]	125	125,156
Alltel Corp.
7.88%, 07/01/32	26	37,502
America Movil SAB de CV
6.13%, 03/30/40	200	251,595
6.38%, 03/01/35	150	190,448
AT&T Inc.
4.35%, 06/15/45 (Call 12/15/44)	550	518,731
4.80%, 06/15/44 (Call 12/15/43)	150	151,310

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.55%, 08/15/41	$80	$87,365
6.30%, 01/15/38	700	828,080
6.55%, 02/15/39	100	121,922
British Telecommunications PLC
9.63%, 12/15/30	271	439,284
CenturyLink Inc.
7.60%, 09/15/39	50	51,000
7.65%, 03/15/42[a]	125	127,500
Cisco Systems Inc.
5.50%, 01/15/40	99	123,638
5.90%, 02/15/39	190	240,381
Corning Inc.
4.70%, 03/15/37	26	27,881
5.75%, 08/15/40	75	91,149
Deutsche Telekom International Finance BV
4.88%, 03/06/42[a,c]	150	168,664
8.75%, 06/15/30	254	386,287
Embarq Corp.
8.00%, 06/01/36	75	87,188
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	50	50,125
7.88%, 01/15/27	25	25,688
9.00%, 08/15/31	50	54,000
Harris Corp.
6.15%, 12/15/40	10	12,250
Juniper Networks Inc.
5.95%, 03/15/41	15	15,518
Koninklijke KPN NV
8.38%, 10/01/30	61	87,243
Motorola Solutions Inc.
5.50%, 09/01/44	50	53,725
7.50%, 05/15/25	100	123,372
Nokia OYJ
6.63%, 05/15/39	25	29,000
Ooredoo International Finance Ltd.
4.50%, 01/31/43[c]	200	204,114
Orange SA
5.38%, 01/13/42	106	123,230
5.50%, 02/06/44 (Call 08/06/43)	75	89,772
9.00%, 03/01/31	100	153,605
Pacific Bell Telephone Co.
7.13%, 03/15/26	100	127,635

Security	Principal (000s)	Value
Qwest Corp.
6.88%, 09/15/33 (Call 03/30/15)	$126	$126,945
7.13%, 11/15/43 (Call 03/30/15)	100	102,500
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	150	167,865
SES Global Americas Holdings GP
5.30%, 03/25/44[c]	24	27,359
Sprint Capital Corp.
6.88%, 11/15/28	150	141,000
8.75%, 03/15/32[a]	125	132,031
T-Mobile USA Inc.
6.38%, 03/01/25 (Call 09/01/19)	250	261,250
Telecom Italia Capital SA
6.38%, 11/15/33[a]	100	106,750
7.20%, 07/18/36	74	83,250
7.72%, 06/04/38	50	57,750
Telefonica Emisiones SAU
7.05%, 06/20/36	125	170,109
Telefonica Europe BV
8.25%, 09/15/30	107	154,495
United States Cellular Corp.
6.70%, 12/15/33	25	24,073
Verizon Communications Inc.
4.86%, 08/21/46[c]	200	211,994
5.01%, 08/21/54[c]	300	314,301
5.05%, 03/15/34 (Call 12/15/33)	549	599,950
5.85%, 09/15/35	145	173,375
6.40%, 09/15/33	300	377,104
6.40%, 02/15/38	575	728,074
6.55%, 09/15/43	750	984,911
7.35%, 04/01/39	150	206,569
7.75%, 12/01/30	50	70,779
Vodafone Group PLC
6.15%, 02/27/37	350	422,705
7.88%, 02/15/30	125	172,177

		11,021,674
TOYS, GAMES & HOBBIES — 0.05%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	50	51,344
6.35%, 03/15/40	25	29,614
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	28,323

		109,281

28	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
TRANSPORTATION — 1.33%
Burlington Northern Santa Fe LLC
4.90%, 04/01/44 (Call 10/01/43)	$360	$412,619
5.75%, 05/01/40 (Call 11/01/39)	250	313,911
Canadian National Railway Co.
4.50%, 11/07/43 (Call 05/07/43)	200	225,816
6.38%, 11/15/37	41	56,855
Canadian Pacific Railway Co.
5.95%, 05/15/37	126	160,974
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	150	154,255
4.50%, 08/01/54 (Call 02/01/54)	50	53,630
6.00%, 10/01/36	26	33,409
6.22%, 04/30/40	81	107,738
FedEx Corp.
3.90%, 02/01/35	240	242,525
4.90%, 01/15/34	50	56,751
5.10%, 01/15/44	75	86,592
Kansas City Southern Railway Co. (The)
4.30%, 05/15/43 (Call 11/15/42)	50	52,122
Norfolk Southern Corp.
4.80%, 08/15/43 (Call 02/15/43)[a]	124	141,201
4.84%, 10/01/41	165	187,367
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	150	148,522
4.82%, 02/01/44 (Call 08/01/43)	150	177,238
6.63%, 02/01/29	35	47,417
United Parcel Service Inc.
3.63%, 10/01/42	176	175,733
6.20%, 01/15/38	86	116,168

		2,950,843
WATER — 0.09%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)[a]	150	160,174
6.59%, 10/15/37	25	35,420

		195,594

TOTAL CORPORATE BONDS & NOTES
(Cost: $113,652,827)		116,266,056

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[e] — 7.80%

ARGENTINA — 0.36%
Argentine Republic Government International Bond
1.00%, 12/31/38[f]	$125	$68,625
2.50%, 12/31/38[g]	400	229,000
8.28%, 12/31/33	70	63,968
8.28%, 12/31/33[g]	435	433,650

		795,243
BAHRAIN — 0.09%
Bahrain Government International Bond
6.00%, 09/19/44[d]	200	196,500

		196,500
BRAZIL — 0.43%
Brazilian Government International Bond
5.00%, 01/27/45[a]	300	273,000
5.63%, 01/07/41	100	100,500
7.13%, 01/20/37[a]	175	207,375
8.25%, 01/20/34	110	143,000
10.13%, 05/15/27	100	150,350
12.25%, 03/06/30	50	88,250

		962,475
CANADA — 0.13%
Province of British Columbia
6.50%, 01/15/26	25	34,031
Province of Quebec Canada
7.50%, 09/15/29	171	256,581

		290,612
CHILE — 0.07%
Chile Government International Bond
3.63%, 10/30/42[a]	150	148,500

		148,500
COLOMBIA — 0.32%
Colombia Government International Bond
5.63%, 02/26/44 (Call 08/26/43)	200	230,300
6.13%, 01/18/41	168	204,540
7.38%, 09/18/37	200	274,000

		708,840

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
COSTA RICA — 0.17%
Costa Rica Government International Bond
4.38%, 04/30/25[d]	$400	$372,000

		372,000
DOMINICAN REPUBLIC — 0.10%
Dominican Republic International Bond
7.45%, 04/30/44[d]	200	231,000

		231,000
EL SALVADOR — 0.12%
El Salvador Government International Bond
7.63%, 02/01/41[d]	150	158,550
7.65%, 06/15/35[d]	100	106,500

		265,050
HUNGARY — 0.03%
Hungary Government International Bond
7.63%, 03/29/41	50	73,375

		73,375
INDONESIA — 0.45%
Indonesia Government International Bond
5.25%, 01/17/42[d]	200	213,500
6.63%, 02/17/37[d]	200	247,250
6.75%, 01/15/44[d]	200	260,500
7.75%, 01/17/38[d]	100	138,750
8.50%, 10/12/35[d]	100	146,250

		1,006,250
IRAQ — 0.09%
Republic of Iraq
5.80%, 01/15/28 (Call 01/12/15)[d]	250	207,813

		207,813
ITALY — 0.12%
Italy Government International Bond
5.38%, 06/15/33	174	212,489
Region of Lombardy Italy
5.80%, 10/25/32	50	55,956

		268,445
IVORY COAST — 0.13%
Ivory Coast Government International Bond
5.75%, 12/31/32[d,f]	300	285,300

		285,300

Security	Principal (000s)	Value
JAMAICA — 0.10%
Jamaica Government International Bond
7.63%, 07/09/25	$200	$221,000

		221,000
KAZAKHSTAN — 0.08%
Kazakhstan Government International Bond
4.88%, 10/14/44[d]	200	177,000

		177,000
LEBANON — 0.08%
Lebanon Government International Bond
6.60%, 11/27/26[d]	75	77,250
6.75%, 11/29/27[d]	100	103,750

		181,000
MEXICO — 0.77%
Mexico Government International Bond
4.75%, 03/08/44	258	274,770
5.55%, 01/21/45[a]	150	179,250
5.75%, 10/12/10	300	338,250
6.05%, 01/11/40	300	378,000
6.75%, 09/27/34	100	135,500
7.50%, 04/08/33	100	143,000
8.30%, 08/15/31[a]	175	268,625

		1,717,395
MOROCCO — 0.10%
Morocco Government International Bond
5.50%, 12/11/42[d]	200	222,500

		222,500
PANAMA — 0.25%
Panama Government International Bond
4.30%, 04/29/53[a]	200	194,500
6.70%, 01/26/36[a]	105	138,600
8.88%, 09/30/27	50	73,750
9.38%, 04/01/29	100	154,000

		560,850
PARAGUAY — 0.10%
Republic of Paraguay
6.10%, 08/11/44[d]	200	220,750

		220,750
PERU — 0.41%
Peruvian Government International Bond
5.63%, 11/18/50	150	184,875

30	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.55%, 03/14/37	$200	$267,000
7.35%, 07/21/25[a]	100	136,000
8.75%, 11/21/33	207	329,647

		917,522
PHILIPPINES — 0.65%
Philippine Government International Bond
5.00%, 01/13/37	200	241,000
5.50%, 03/30/26	200	245,000
6.38%, 01/15/32	165	221,925
6.38%, 10/23/34	300	415,500
7.75%, 01/14/31	100	150,125
10.63%, 03/16/25	100	162,750

		1,436,300
QATAR — 0.14%
Qatar Government International Bond
6.40%, 01/20/40[c]	100	133,000
9.75%, 06/15/30[c]	100	167,500

		300,500
ROMANIA — 0.06%
Romanian Government International Bond
6.13%, 01/22/44[d]	100	130,250

		130,250
RUSSIA — 0.76%
Russian Foreign Bond — Eurobond
5.63%, 04/04/42[d]	200	169,500
5.88%, 09/16/43[d]	200	174,540
7.50%, 03/31/30[d,f]	983	1,052,307
12.75%, 06/24/28[d]	200	285,716

		1,682,063
SOUTH AFRICA — 0.16%
South Africa Government International Bond
5.88%, 09/16/25	200	230,500
6.25%, 03/08/41	100	122,813

		353,313
SOUTH KOREA — 0.11%
Republic of Korea
4.13%, 06/10/44[a]	200	239,526

		239,526
SUPRANATIONAL — 0.23%
Asian Development Bank
5.82%, 06/16/28	51	66,962

Security	Principal (000s)	Value
European Investment Bank
4.88%, 02/15/36	$140	$187,426
Inter-American Development Bank
3.88%, 10/28/41	85	100,590
4.38%, 01/24/44	100	127,826
International Bank for Reconstruction & Development
4.75%, 02/15/35	25	32,642

		515,446
TURKEY — 0.73%
Turkey Government International Bond
4.88%, 04/16/43	220	217,868
6.75%, 05/30/40	100	124,125
6.88%, 03/17/36	375	465,233
7.25%, 03/05/38	225	292,921
8.00%, 02/14/34	150	206,296
11.88%, 01/15/30	180	318,600

		1,625,043
URUGUAY — 0.22%
Uruguay Government International Bond
4.13%, 11/20/45	100	93,250
5.10%, 06/18/50[a]	300	310,500
7.63%, 03/21/36[a]	55	77,275

		481,025
VENEZUELA — 0.24%
Venezuela Government International Bond
7.00%, 03/31/38[d]	75	26,438
7.65%, 04/21/25	250	90,000
9.25%, 09/15/27	275	109,312
9.25%, 05/07/28[d]	150	56,625
9.38%, 01/13/34	50	19,250
11.75%, 10/21/26[a,d]	200	85,000
11.95%, 08/05/31[d]	350	147,875

		534,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $17,296,370)		17,327,386

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 5.13%

ARIZONA — 0.01%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	$20	$24,383

		24,383
CALIFORNIA — 1.69%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	120	173,826
6.91%, 10/01/50	100	148,818
Series S1
7.04%, 04/01/50	50	75,435
California State Public Works Board RB Lease Abatement BAB Series G-2
8.36%, 10/01/34	30	45,337
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	40	53,979
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	70	102,628
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	75	100,705
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	95	142,818
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	60	76,939
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	50	72,410
Los Angeles Department of Water & Power RB BAB Series A
5.72%, 07/01/39	150	191,490

Security	Principal (000s)	Value
Los Angeles Unified School District/CA GO BAB
5.76%, 07/01/29	$185	$230,144
6.76%, 07/01/34	75	105,036
Metropolitan Water District of Southern California RB BAB Series A
6.95%, 07/01/40 (Call 07/01/20)	50	60,244
Sacramento Municipal Utility District RB BAB
6.16%, 05/15/36	40	52,805
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	55	77,078
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	100	138,607
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	65	81,865
State of California GO BAB
7.30%, 10/01/39	100	150,750
7.35%, 11/01/39	75	113,692
7.55%, 04/01/39	340	537,965
7.60%, 11/01/40	155	249,747
7.63%, 03/01/40	100	158,160
7.95%, 03/01/36 (Call 03/01/20)	160	197,322
University of California RB
Series AD
4.86%, 05/15/12	125	134,189
Series AN
4.77%, 05/15/44 (Call 05/15/24)	60	64,328
University of California RB BAB
5.77%, 05/15/43	120	157,358
5.95%, 05/15/45	10	13,038
6.27%, 05/15/31 (Call 05/15/19)	45	51,033

		3,757,746
COLORADO — 0.04%
Denver City & County School District No. 1 COP Series B
7.02%, 12/15/37	50	69,455

32	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Regional Transportation District RB BAB Series B
5.84%, 11/01/50	$20	$27,763

		97,218
CONNECTICUT — 0.07%
State of Connecticut GO Series A
5.85%, 03/15/32	35	44,135
State of Connecticut GO BAB
5.63%, 12/01/29	100	120,223

		164,358
DISTRICT OF COLUMBIA — 0.08%
District of Columbia RB BAB
5.58%, 12/01/35	75	94,971
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
7.46%, 10/01/46	50	71,492

		166,463
GEORGIA — 0.15%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	55	73,964
Project M, Series 2010A
6.66%, 04/01/57	145	193,516
State of Georgia GO BAB Series H
4.50%, 11/01/25	50	56,268

		323,748
ILLINOIS — 0.43%
Chicago Board of Education GO BAB Series E
6.14%, 12/01/39	10	10,269
Chicago O’Hare International Airport RB BAB Series B
6.85%, 01/01/38 (Call 01/01/20)	25	28,525
Chicago Transit Authority RB Series A
6.90%, 12/01/40	70	90,632

Security	Principal (000s)	Value
Chicago Transit Authority RB BAB Series B
6.20%, 12/01/40	$25	$30,190
City of Chicago IL GO Series B
6.31%, 01/01/44	25	26,144
Illinois State Toll Highway Authority RB BAB Series B
5.85%, 12/01/34	35	45,040
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	55	70,120
State of Illinois GO
5.10%, 06/01/33[a]	475	479,379
5.65%, 12/01/38	160	165,021

		945,320
MARYLAND — 0.05%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	75	100,075

		100,075
MASSACHUSETTS — 0.15%
Commonwealth of Massachusetts GOL BAB Series E
5.46%, 12/01/39	175	222,700
Commonwealth of Massachusetts RB BAB Series A
5.73%, 06/01/40	25	32,749
Massachusetts Clean Water Trust (The) RB BAB Series B
5.19%, 08/01/40	10	11,774
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	50	64,791

		332,014

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
MISSOURI — 0.08%
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	$10	$12,294
University of Missouri RB BAB
5.79%, 11/01/41	120	163,488

		175,782
NEVADA — 0.03%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45	50	73,331

		73,331
NEW JERSEY — 0.32%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29 (NPFGC)	150	191,913
New Jersey State Turnpike Authority RB BAB Series F
7.41%, 01/01/40	150	229,320
New Jersey Transportation Trust Fund Authority RB
6.56%, 12/15/40	50	64,997
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	100	114,363
6.10%, 12/15/28 (Call 12/15/20)	95	104,984

		705,577
NEW YORK — 0.88%
City of New York NY GO BAB
5.21%, 10/01/31	95	110,070
6.27%, 12/01/37	110	151,118
Metropolitan Transportation Authority RB BAB
Series C-1
6.69%, 11/15/40	200	279,850
Series E
6.81%, 11/15/40	55	77,959

Security	Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	$100	$117,639
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	75	95,110
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	100	133,013
6.01%, 06/15/42	180	247,674
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	180	224,446
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	55	68,020
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	250	273,255
4.93%, 10/01/51 (GOI)	100	116,742
6.04%, 12/01/29 (GOI)	40	51,527

		1,946,423
OHIO — 0.18%
American Municipal Power Inc. RB BAB
7.83%, 02/15/41	35	52,734
8.08%, 02/15/50	75	121,159
Series E
6.27%, 02/15/50	50	63,812
Ohio State University (The) RB Series A
4.80%, 06/01/11	100	110,456
Ohio State University (The) RB BAB
4.91%, 06/01/40	25	30,031
Ohio State Water Development Authority RB BAB
4.88%, 12/01/34	25	29,094

		407,286

34	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
OREGON — 0.12%
Oregon School Boards Association GOL Series B
5.55%, 06/30/28	$100	$119,204
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34	75	98,274
State of Oregon GO
5.89%, 06/01/27	45	56,185

		273,663
PENNSYLVANIA — 0.07%
Commonwealth of Pennsylvania GO BAB
5.45%, 02/15/30	75	89,671
Pennsylvania Turnpike Commission RB BAB Series B
5.56%, 12/01/49	50	63,592

		153,263
SOUTH CAROLINA — 0.03%
South Carolina State Public Service Authority RB Series C
5.78%, 12/01/41	50	59,968

		59,968
TENNESSEE — 0.02%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB
6.73%, 07/01/43	40	52,912

		52,912
TEXAS — 0.63%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28	50	53,920
City of Houston TX GOL Series A
6.29%, 03/01/32[a]	95	117,462

Security	Principal (000s)	Value
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	$145	$192,879
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	110	152,413
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	30	39,877
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21)(PSF)	40	47,653
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	75	110,891
Permanent University Fund RB BAB
5.26%, 07/01/39	125	159,279
State of Texas GO BAB
5.52%, 04/01/39	100	133,659
Series A
4.63%, 04/01/33	100	116,150
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.03%, 04/01/26	35	41,296
5.18%, 04/01/30	175	211,764
University of Texas System (The) RB BAB Series C
4.79%, 08/15/46	20	24,244

		1,401,487
VIRGINIA — 0.03%
Virginia Commonwealth Transportation Board RB Transit Revenue
5.35%, 05/15/35 (SAP)	50	60,618

		60,618
WASHINGTON — 0.05%
State of Washington GO BAB
5.14%, 08/01/40	50	61,796

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Series D
5.48%, 08/01/39	$40	$51,028

		112,824
WISCONSIN — 0.02%
State of Wisconsin RB Series A
5.70%, 05/01/26 (AGM)	45	54,121

		54,121

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $10,947,668)		11,388,580

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 32.81%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.10%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	1,696	2,511,708
6.75%, 03/15/31	100	152,096
Federal National Mortgage Association
5.63%, 07/15/37	86	122,976
6.25%, 05/15/29	950	1,355,693
6.63%, 11/15/30	100	150,059
7.25%, 05/15/30[a]	110	172,448
Tennessee Valley Authority
3.50%, 12/15/42[a]	50	50,533
7.13%, 05/01/30	110	165,238

		4,680,751
U.S. GOVERNMENT OBLIGATIONS — 30.71%
U.S. Treasury Note/Bond
2.50%, 02/15/45	1,500	1,469,010
2.75%, 08/15/42[a]	2,350	2,420,195
2.75%, 11/15/42[a]	674	693,640
2.88%, 05/15/43	1,130	1,191,675
3.00%, 05/15/42[a]	50	54,023
3.00%, 11/15/44[a]	7,625	8,263,899
3.13%, 11/15/41[a]	1,050	1,164,356
3.13%, 02/15/42[a]	960	1,062,346
3.13%, 02/15/43[a]	630	696,276
3.13%, 08/15/44[a]	3,700	4,102,005
3.38%, 05/15/44[a]	4,485	5,201,030
3.50%, 02/15/39[a]	1,175	1,379,802

Security	Principal or Shares (000s)	Value
3.63%, 08/15/43	$950	$1,149,680
3.63%, 02/15/44[a]	1,800	2,179,512
3.75%, 08/15/41	74	91,249
3.75%, 11/15/43	1,150	1,422,814
3.88%, 08/15/40[a]	360	449,536
4.25%, 05/15/39	2,475	3,246,037
4.25%, 11/15/40[a]	200	264,576
4.38%, 02/15/38	350	463,817
4.38%, 11/15/39[a]	5,070	6,781,226
4.38%, 05/15/40[a]	320	429,229
4.38%, 05/15/41	130	176,004
4.50%, 02/15/36	950	1,281,388
4.50%, 05/15/38[a]	1,328	1,790,356
4.50%, 08/15/39[a]	3,080	4,186,151
4.63%, 02/15/40[a]	3,044	4,219,075
4.75%, 02/15/37[a]	27	37,576
4.75%, 02/15/41	520	740,818
5.00%, 05/15/37	300	431,955
5.25%, 11/15/28[a]	560	759,024
5.25%, 02/15/29	250	339,653
5.38%, 02/15/31[a]	1,060	1,493,869
5.50%, 08/15/28[a]	1,040	1,436,063
6.13%, 08/15/29	1,250	1,845,137
6.25%, 05/15/30[a]	100	150,929
6.63%, 02/15/27[a]	1,200	1,769,928
6.75%, 08/15/26[a]	2,200	3,246,738
7.63%, 02/15/25[a]	100	151,038

		68,231,635

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $69,180,682)		72,912,386

SHORT-TERM INVESTMENTS — 24.79%

MONEY MARKET FUNDS — 24.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[h,i,j]	45,614	45,613,807
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[h,i,j]	3,714	3,713,600

36	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2015

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[h,i]	5,755	$5,754,651

		55,082,058

TOTAL SHORT-TERM INVESTMENTS (Cost: $55,082,058)		55,082,058

TOTAL INVESTMENTS IN SECURITIES — 122.86% (Cost: $266,159,605)		272,976,466
Other Assets, Less Liabilities — (22.86)%		(50,789,268)

NET ASSETS — 100.00%		$222,187,198

BAB	— Build America Bond
COP	— Certificates of Participation
GO	— General Obligation
GOI	— General Obligation of the Issuer
GOL	— General Obligation Limited
PSF	— Permanent School Fund
RB	— Revenue Bond
SAP	— Subject to Appropriations

Insured by:

AGM	— Assured Guaranty Municipal Corp.
NPFGC	— National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Issuer is in default of interest payments.
[h]	Affiliated issuer. See Note 2.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.60%

MORTGAGE-BACKED SECURITIES — 1.60%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A3
5.37%, 10/10/45	$14,250	$14,424,009
Series 2007-2, Class A4
5.63%, 04/10/49[a]	9,950	10,685,473
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Class A4
5.41%, 12/11/40[a]	13,139	13,404,333
Series 2006-PW13, Class A4
5.54%, 09/11/41	10,990	11,494,083
CD Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/49	18,000	18,934,803
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46	10,000	11,016,688
COMM Mortgage Trust
Series 2013-CR11, Class A4
4.26%, 10/10/46	7,000	7,779,803
Series 2013-CR12, Class A4
4.05%, 10/10/46	6,000	6,560,768
Series 2014-CR16, Class A4
4.05%, 04/10/47	2,800	3,055,705
Series 2014-UBS2, Class A5
3.96%, 03/10/47	9,700	10,529,060
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class A3
5.47%, 09/15/39	12,395	12,992,772
Federal National Mortgage Association
Series 2014-M6, Class A2
2.68%, 05/25/21[a]	2,500	2,560,825
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	3,100	3,487,779

Security	Principal (000s)	Value
Series K004, Class A1
3.41%, 05/25/19	$5,201	$5,449,521
Series K006, Class A1
3.40%, 07/25/19	3,405	3,567,065
Series K006, Class A2
4.25%, 01/25/20	2,425	2,673,199
Series K007, Class A2
4.22%, 03/25/20	18,775	20,712,017
Series K008, Class A1
2.75%, 12/25/19	1,571	1,624,154
Series K010, Class A1
3.32%, 07/25/20	334	349,896
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	4,000	4,399,080
Series K014, Class A1
2.79%, 10/25/20	1,466	1,519,788
Series K020, Class A2
2.37%, 05/25/22	12,400	12,475,392
Series K024, Class A2
2.57%, 09/25/22	890	905,762
Series K026, Class A2
2.51%, 11/25/22	11,900	12,042,919
Series K031, Class A2
3.30%, 04/25/23[a]	5,100	5,432,367
Series K033, Class A2
3.06%, 07/25/23[a]	2,900	3,035,865
Series K037, Class A2
3.49%, 01/25/24	10,700	11,529,464
Series K038, Class A1
2.60%, 10/25/23	3,098	3,187,036
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.80%, 08/10/45[a]	51,253	55,424,542
Series 2013-GC12, Class AS
3.38%, 06/10/46	5,000	5,115,345
Series 2013-GC16, Class A4
4.27%, 11/10/46	10,000	11,104,956
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2
3.05%, 04/15/47	5,700	5,935,487

38	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Series 2014-C25, Class B
4.35%, 11/15/47 (Call 11/11/24)[a]	$3,800	$4,076,737
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A3
2.48%, 12/15/47	5,250	5,304,316
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	10,000	10,154,680
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	9,999	10,807,254
Series 2014-C20, Class A5
3.80%, 07/15/47	9,000	9,651,697
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4
4.57%, 01/15/31	1,954	1,989,531
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, 12/12/49	11,408	12,098,127
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class A4
3.10%, 05/15/46	5,000	5,128,076
Morgan Stanley Capital I Trust
Series 2005-HQ6, Class A4A
4.99%, 08/13/42	598	597,543
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class AJ
5.52%, 01/15/45[a]	5,000	5,162,114
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.88%, 12/15/45	15,800	16,010,296
Series 2013-C11, Class A4
3.04%, 03/15/45	11,671	11,964,239

		386,354,566

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $363,428,301)		386,354,566

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 24.77%

ADVERTISING — 0.05%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$1,000	$1,017,010
4.00%, 03/15/22	110	113,730
4.20%, 04/15/24[b]	900	945,003
Omnicom Group Inc.
3.63%, 05/01/22	4,775	5,012,278
3.65%, 11/01/24 (Call 08/01/24)	275	282,219
4.45%, 08/15/20	515	565,812
WPP Finance 2010
3.63%, 09/07/22	1,000	1,041,573
3.75%, 09/19/24[b]	2,000	2,084,355
4.75%, 11/21/21	1,200	1,338,250

		12,400,230
AEROSPACE & DEFENSE — 0.32%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	2,050	2,089,449
4.70%, 10/27/19[b]	1,900	2,140,107
Boeing Co. (The)
2.50%, 03/01/25 (Call 12/01/24)	95	94,391
2.85%, 10/30/24 (Call 07/30/24)	835	849,322
3.30%, 03/01/35 (Call 09/01/34)	390	388,656
3.50%, 03/01/45 (Call 09/01/44)	2,215	2,193,155
4.88%, 02/15/20[b]	4,550	5,186,410
Exelis Inc.
5.55%, 10/01/21	300	323,364
General Dynamics Corp.
2.25%, 07/15/16	300	305,910
2.25%, 11/15/22 (Call 08/15/22)	1,515	1,475,782
3.88%, 07/15/21 (Call 04/15/21)	1,900	2,067,308

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
L-3 Communications Corp.
3.95%, 11/15/16	$1,900	$1,974,683
3.95%, 05/28/24 (Call 02/28/24)[b]	1,110	1,131,647
4.75%, 07/15/20	1,100	1,186,115
4.95%, 02/15/21 (Call 11/15/20)	800	868,000
Lockheed Martin Corp.
2.13%, 09/15/16	2,525	2,573,982
3.35%, 09/15/21	1,970	2,076,061
3.60%, 03/01/35 (Call 09/01/34)	2,440	2,445,625
3.80%, 03/01/45 (Call 09/01/44)	1,225	1,226,367
4.07%, 12/15/42	3,747	3,890,899
Northrop Grumman Corp.
1.75%, 06/01/18	3,087	3,084,897
3.25%, 08/01/23	2,520	2,584,847
3.50%, 03/15/21	2,000	2,097,277
3.85%, 04/15/45 (Call 10/15/44)	875	859,014
5.05%, 11/15/40	230	263,959
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,300	1,286,967
4.20%, 12/15/44 (Call 06/15/44)	355	378,398
4.70%, 12/15/41	500	565,767
6.40%, 12/15/18	5,009	5,842,805
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	400	412,929
3.70%, 12/15/23 (Call 09/15/23)	1,725	1,832,337
United Technologies Corp.
3.10%, 06/01/22	6,130	6,371,131
4.50%, 04/15/20[b]	750	836,052
4.50%, 06/01/42	4,270	4,748,287
6.13%, 02/01/19	2,122	2,468,968
6.13%, 07/15/38	6,687	8,913,051

		77,033,919

Security	Principal (000s)	Value
AGRICULTURE — 0.29%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	$1,000	$1,013,986
4.50%, 05/02/43	3,000	3,125,556
4.75%, 05/05/21	5,575	6,203,087
5.38%, 01/31/44	1,325	1,565,874
9.70%, 11/10/18	8,934	11,332,760
10.20%, 02/06/39	50	88,562
Archer-Daniels-Midland Co.
4.48%, 03/01/21	1,750	1,941,474
4.54%, 03/26/42	150	167,893
5.77%, 03/01/41[c]	3,500	4,564,966
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,150	1,183,679
Lorillard Tobacco Co.
2.30%, 08/21/17[b]	3,224	3,254,732
3.50%, 08/04/16[b]	700	720,629
3.75%, 05/20/23 (Call 02/20/23)[b]	500	506,781
6.88%, 05/01/20	1,100	1,308,131
7.00%, 08/04/41[b]	550	710,931
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	2,900	2,983,133
Philip Morris International Inc.
1.25%, 11/09/17	555	554,949
2.50%, 05/16/16	1,500	1,532,362
2.50%, 08/22/22	3,000	2,975,095
2.90%, 11/15/21	150	153,645
3.25%, 11/10/24	1,205	1,245,227
3.60%, 11/15/23	555	589,827
4.13%, 05/17/21	2,500	2,739,278
4.13%, 03/04/43	1,000	1,032,309
4.25%, 11/10/44	3,525	3,719,164
4.38%, 11/15/41	2,000	2,124,455
4.50%, 03/20/42	1,000	1,083,273
5.65%, 05/16/18	2,501	2,827,272
6.38%, 05/16/38	2,020	2,717,134
Reynolds American Inc.
3.25%, 11/01/22	1,350	1,345,151
4.75%, 11/01/42	15	15,129
6.75%, 06/15/17	3,118	3,458,494

40	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
7.75%, 06/01/18	$18	$20,992

		68,805,930
AIRLINES — 0.06%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	2,976	3,236,920
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	325	354,528
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	919	988,116
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25	2,315	2,448,567
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[b]	644	691,073
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	2,940	3,168,321
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	950	966,307
United Airlines 2014-1 Pass Through Trust Class A
4.00%, 10/11/27[b]	1,500	1,575,000
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28[b]	1,000	1,035,000

		14,463,832
APPAREL — 0.02%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	3,350	3,299,905
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	400	423,841

		3,723,746
AUTO MANUFACTURERS — 0.17%
American Honda Finance Corp.
1.20%, 07/14/17	2,500	2,504,461

Security	Principal (000s)	Value
1.55%, 12/11/17[b]	$500	$504,308
2.13%, 10/10/18	1,030	1,047,014
2.25%, 08/15/19	2,000	2,031,162
Daimler Finance North America LLC
8.50%, 01/18/31	2,025	3,153,928
Ford Motor Co.
4.75%, 01/15/43[b]	3,520	3,858,382
6.38%, 02/01/29	500	622,547
6.63%, 10/01/28	500	633,298
Ford Motor Credit Co. LLC
3.22%, 01/09/22	2,500	2,526,984
PACCAR Financial Corp.
1.10%, 06/06/17[b]	1,500	1,497,544
Toyota Motor Credit Corp.
1.38%, 01/10/18	1,500	1,505,185
1.45%, 01/12/18	3,925	3,946,849
1.75%, 05/22/17	500	508,746
2.00%, 09/15/16	3,050	3,110,423
2.00%, 10/24/18	220	223,721
2.13%, 07/18/19	2,000	2,028,625
2.63%, 01/10/23	2,000	2,011,586
3.30%, 01/12/22	5,315	5,632,217
3.40%, 09/15/21	1,220	1,299,224
4.25%, 01/11/21	2,500	2,769,629

		41,415,833
AUTO PARTS & EQUIPMENT — 0.05%
BorgWarner Inc.
4.63%, 09/15/20	2,500	2,759,059
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)[b]	2,175	2,306,063
Johnson Controls Inc.
2.60%, 12/01/16	2,000	2,044,705
3.75%, 12/01/21 (Call 09/01/21)	1,000	1,052,829
4.25%, 03/01/21	1,900	2,050,790
4.95%, 07/02/64 (Call 01/02/64)	1,000	1,069,077
5.00%, 03/30/20	500	556,664
5.70%, 03/01/41	600	726,061
6.00%, 01/15/36	125	157,202

		12,722,450

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
BANKS — 5.49%
Abbey National Treasury Services PLC/London
4.00%, 04/27/16	$4,050	$4,185,714
4.00%, 03/13/24[b]	3,100	3,332,757
Associated Banc-Corp.
5.13%, 03/28/16 (Call 02/28/16)	600	623,430
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 01/10/17[b]	3,000	3,008,061
1.50%, 01/16/18	4,000	3,985,279
2.25%, 06/13/19	1,500	1,514,457
Banco do Brasil SA
3.88%, 10/10/22	1,400	1,263,500
Bank of America Corp.
1.70%, 08/25/17	18,355	18,398,008
2.00%, 01/11/18	1,500	1,506,172
2.60%, 01/15/19[b]	525	532,675
3.30%, 01/11/23	7,730	7,797,643
4.00%, 04/01/24[b]	1,078	1,139,130
4.00%, 01/22/25	1,500	1,517,949
4.10%, 07/24/23	100	106,190
4.13%, 01/22/24	6,449	6,869,760
4.20%, 08/26/24[b]	3,840	3,966,628
4.25%, 10/22/26[b]	3,155	3,226,827
4.88%, 04/01/44	1,825	2,079,634
5.00%, 01/21/44	1,240	1,417,852
5.63%, 07/01/20	7,530	8,623,469
5.70%, 01/24/22	3,530	4,102,308
5.75%, 12/01/17	16,780	18,524,638
5.88%, 02/07/42	2,600	3,301,473
6.50%, 08/01/16	5,050	5,417,109
6.88%, 04/25/18	13,028	14,922,115
6.88%, 11/15/18	500	580,759
Series 1
3.75%, 07/12/16	18,000	18,605,634
Bank of America N.A.
6.00%, 10/15/36	9,601	12,129,742
Bank of Montreal
1.30%, 07/15/16	4,250	4,275,832
1.30%, 07/14/17 (Call 06/14/17)	2,000	1,999,837

Security	Principal (000s)	Value
2.38%, 01/25/19 (Call 12/25/18)	$2,000	$2,031,582
2.50%, 01/11/17	2,800	2,871,302
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18 (Call 07/02/18)	1,925	1,951,665
2.10%, 01/15/19 (Call 12/15/18)	2,200	2,210,892
2.20%, 03/04/19 (Call 02/02/19)[b]	1,350	1,365,048
2.20%, 05/15/19 (Call 04/15/19)	1,200	1,205,952
2.30%, 07/28/16[b]	1,250	1,275,257
2.30%, 09/11/19 (Call 08/11/19)[b]	2,205	2,227,968
2.40%, 01/17/17 (Call 12/18/16)[b]	2,000	2,036,324
3.00%, 02/24/25 (Call 01/24/25)	830	837,604
3.40%, 05/15/24 (Call 04/15/24)	1,450	1,490,942
3.55%, 09/23/21 (Call 08/23/21)	1,670	1,773,892
4.60%, 01/15/20	2,395	2,661,048
Series G
2.15%, 02/24/20 (Call 01/24/20)	1,500	1,504,616
Bank of Nova Scotia (The)
1.10%, 12/13/16	2,000	2,002,696
1.30%, 07/21/17	4,500	4,499,632
1.38%, 07/15/16	7,750	7,805,015
1.38%, 12/18/17 (Call 11/18/17)	2,750	2,741,850
2.05%, 10/30/18	500	503,852
2.05%, 06/05/19	1,515	1,514,139
2.55%, 01/12/17	2,400	2,465,210
2.90%, 03/29/16	4,250	4,354,689
4.38%, 01/13/21	1,000	1,104,936
Barclays Bank PLC
2.50%, 02/20/19	9,705	9,880,434
5.13%, 01/08/20[b]	6,435	7,285,996
5.14%, 10/14/20	500	553,475

42	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Barclays PLC
2.75%, 11/08/19	$2,870	$2,907,377
BB&T Corp.
2.15%, 03/22/17 (Call 02/22/17)	1,450	1,473,008
2.45%, 01/15/20 (Call 12/15/19)	1,500	1,513,259
3.95%, 03/22/22 (Call 02/22/22)	1,250	1,328,045
5.20%, 12/23/15	3,011	3,115,403
5.25%, 11/01/19	1,200	1,344,256
6.85%, 04/30/19	1,824	2,159,342
BNP Paribas SA
1.38%, 03/17/17[b]	2,250	2,251,881
2.45%, 03/17/19[b]	3,000	3,056,444
2.70%, 08/20/18[b]	3,000	3,080,065
3.25%, 03/03/23	2,000	2,049,260
3.60%, 02/23/16	5,000	5,135,911
4.25%, 10/15/24[b]	1,500	1,556,008
5.00%, 01/15/21	2,890	3,281,616
BPCE SA
2.25%, 01/27/20	5,000	5,022,261
2.50%, 12/10/18	2,000	2,034,594
2.50%, 07/15/19	3,000	3,045,607
4.00%, 04/15/24	750	805,542
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	2,750	2,727,239
1.05%, 12/01/16 (Call 11/01/16)	2,500	2,495,528
1.35%, 10/01/17 (Call 09/01/17)	2,000	1,991,239
3.80%, 10/30/26 (Call 09/30/26)[b]	1,000	1,047,471
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	520	514,622
3.75%, 04/24/24 (Call 03/24/24)[b]	1,020	1,053,832
4.75%, 07/15/21	1,650	1,836,160
6.15%, 09/01/16	8,142	8,701,072
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/15/19)	2,704	2,709,282

Security	Principal (000s)	Value
2.95%, 07/23/21	$3,250	$3,277,607
Citigroup Inc.
1.55%, 08/14/17	5,000	4,987,618
1.75%, 05/01/18[b]	3,450	3,428,736
1.80%, 02/05/18	4,780	4,764,889
2.40%, 02/18/20	1,780	1,774,726
2.50%, 07/29/19	2,100	2,112,781
2.55%, 04/08/19	3,000	3,040,509
3.75%, 06/16/24[b]	3,000	3,118,633
3.88%, 10/25/23	2,050	2,153,301
3.95%, 06/15/16	4,650	4,812,972
4.00%, 08/05/24[b]	450	459,466
4.05%, 07/30/22	500	516,720
4.30%, 11/20/26[b]	1,000	1,027,517
4.45%, 01/10/17	6,500	6,849,602
4.50%, 01/14/22	1,000	1,095,520
4.95%, 11/07/43	3,000	3,442,240
5.30%, 05/06/44	2,000	2,236,088
5.38%, 08/09/20	2,700	3,069,799
5.50%, 02/15/17	7,100	7,613,393
6.00%, 08/15/17	250	275,723
6.00%, 10/31/33	3,520	4,135,717
6.13%, 11/21/17	16,750	18,678,215
6.13%, 08/25/36	500	605,399
6.88%, 03/05/38	500	692,068
8.13%, 07/15/39	5,964	9,211,618
8.50%, 05/22/19[b]	1,250	1,556,050
Comerica Bank
5.75%, 11/21/16	350	376,599
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	270	269,468
3.80%, 07/22/26	1,500	1,520,358
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17	5,750	5,806,774
2.25%, 03/13/19	1,000	1,007,558
2.30%, 09/06/19	2,000	2,014,239
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)[b]	5,095	5,122,115

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19	$1,500	$1,509,769
3.38%, 01/19/17	5,325	5,534,587
3.88%, 02/08/22	2,100	2,257,442
4.50%, 01/11/21	3,250	3,603,427
4.63%, 12/01/23[b]	250	270,774
5.25%, 05/24/41[b]	3,100	3,712,344
5.75%, 12/01/43	3,550	4,331,513
Credit Suisse/New York NY
1.38%, 05/26/17	2,500	2,494,049
1.75%, 01/29/18	5,000	4,992,721
2.30%, 05/28/19	1,735	1,748,023
3.00%, 10/29/21	1,610	1,638,868
3.63%, 09/09/24	2,000	2,078,795
5.40%, 01/14/20	2,465	2,763,866
6.00%, 02/15/18	5,450	6,052,421
Deutsche Bank AG/London
1.40%, 02/13/17	1,500	1,501,340
1.88%, 02/13/18	895	897,139
2.50%, 02/13/19[b]	1,515	1,539,943
3.70%, 05/30/24	3,445	3,609,120
4.30%, 05/24/28 (Call 05/24/23)[a]	500	499,732
6.00%, 09/01/17	3,007	3,332,063
Discover Bank/Greenwood DE
2.00%, 02/21/18	2,000	2,002,791
4.20%, 08/08/23	3,000	3,203,512
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	1,725	1,731,212
3.50%, 03/15/22 (Call 02/15/22)	1,500	1,560,847
3.63%, 01/25/16	3,250	3,328,055
8.25%, 03/01/38	1,020	1,528,892
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17 (Call 05/01/17)	1,200	1,196,465
2.88%, 10/01/21 (Call 09/01/21)	3,125	3,141,840
First Horizon National Corp.
5.38%, 12/15/15[b]	250	257,715

Security	Principal (000s)	Value
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	$1,500	$1,509,510
FirstMerit Bank N.A./Akron OH
4.27%, 11/25/26	1,000	1,029,483
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[b]	7,525	7,650,295
2.55%, 10/23/19	7,670	7,718,922
2.63%, 01/31/19[b]	5,925	6,011,371
2.90%, 07/19/18	290	298,001
3.50%, 01/23/25 (Call 10/23/24)	380	384,886
3.63%, 02/07/16	15,250	15,631,935
3.63%, 01/22/23[b]	6,170	6,371,928
3.85%, 07/08/24 (Call 04/08/24)	11,025	11,522,275
4.00%, 03/03/24	3,355	3,543,917
4.80%, 07/08/44 (Call 01/08/44)	1,000	1,102,666
5.38%, 03/15/20	2,025	2,288,388
5.63%, 01/15/17	5,250	5,619,626
5.75%, 01/24/22	3,040	3,546,358
5.95%, 01/15/27	1,800	2,119,178
6.00%, 06/15/20	5,365	6,245,206
6.13%, 02/15/33	2,525	3,180,075
6.15%, 04/01/18	3,990	4,488,866
6.25%, 02/01/41	3,785	4,957,339
6.45%, 05/01/36	750	931,276
6.75%, 10/01/37	8,083	10,462,312
7.50%, 02/15/19	275	328,151
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	4,000	4,416,044
HSBC Holdings PLC
4.00%, 03/30/22	7,624	8,191,060
4.25%, 03/14/24	500	525,940
5.10%, 04/05/21[b]	4,074	4,601,954
5.25%, 03/14/44	500	567,176
6.10%, 01/14/42	3,200	4,240,267
6.50%, 05/02/36	1,000	1,280,175
6.50%, 09/15/37	5,000	6,412,380
6.80%, 06/01/38	2,000	2,678,646
7.63%, 05/17/32	250	348,691

44	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
HSBC USA Inc.
1.63%, 01/16/18	$1,600	$1,599,706
2.35%, 03/05/20	825	826,795
2.38%, 11/13/19[b]	1,500	1,511,391
3.50%, 06/23/24	8,500	8,904,115
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	2,500	2,502,030
2.20%, 04/01/19 (Call 03/01/19)	2,500	2,499,622
Intesa Sanpaolo SpA
2.38%, 01/13/17	1,000	1,009,517
3.88%, 01/16/18	450	469,582
3.88%, 01/15/19	4,250	4,431,748
JPMorgan Chase & Co.
1.35%, 02/15/17	4,250	4,257,905
1.63%, 05/15/18[b]	850	845,344
1.80%, 01/25/18[b]	1,700	1,704,715
2.00%, 08/15/17	6,650	6,740,586
2.20%, 10/22/19	3,990	3,971,837
2.35%, 01/28/19[b]	2,250	2,266,452
3.13%, 01/23/25 (Call 10/23/24)	2,500	2,475,155
3.15%, 07/05/16	3,350	3,434,411
3.20%, 01/25/23[b]	740	750,172
3.25%, 09/23/22	2,786	2,841,675
3.45%, 03/01/16	10,250	10,500,981
3.63%, 05/13/24[b]	4,500	4,668,335
3.88%, 02/01/24	4,500	4,750,749
3.88%, 09/10/24	4,900	4,994,729
4.13%, 12/15/26	1,000	1,027,436
4.25%, 10/15/20[b]	6,020	6,535,086
4.35%, 08/15/21	6,620	7,220,568
4.50%, 01/24/22	11,510	12,689,030
4.63%, 05/10/21	1,029	1,137,891
4.85%, 02/01/44[b]	4,900	5,615,687
5.40%, 01/06/42	1,250	1,502,912
5.50%, 10/15/40	2,300	2,789,525
5.60%, 07/15/41	2,020	2,489,150
5.63%, 08/16/43	15	17,901
6.00%, 01/15/18	500	559,540
6.13%, 06/27/17	1,500	1,650,343
6.30%, 04/23/19	16,035	18,587,989

Security	Principal (000s)	Value
6.40%, 05/15/38	$20	$26,612
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	4,450	4,931,148
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	7,950	8,014,369
5.10%, 03/24/21	1,500	1,699,767
KfW
0.00%, 04/18/36[b]	3,000	1,669,380
0.88%, 09/05/17	20,700	20,649,643
0.88%, 12/15/17	5,000	4,972,851
1.25%, 10/05/16	10,000	10,098,778
1.25%, 02/15/17	8,250	8,329,887
1.88%, 04/01/19	4,500	4,575,639
2.00%, 10/04/22[b]	2,750	2,761,125
2.13%, 01/17/23	12,100	12,229,555
2.50%, 11/20/24	5,000	5,172,002
2.63%, 02/16/16	5,500	5,615,553
2.63%, 01/25/22	6,900	7,229,144
2.75%, 09/08/20[b]	11,350	11,968,802
4.88%, 01/17/17[b]	23,700	25,527,720
4.88%, 06/17/19	6,020	6,863,305
Series G
4.38%, 03/15/18	5,215	5,710,618
Korea Development Bank (The)
1.50%, 01/22/18	7,800	7,739,064
2.50%, 03/11/20	3,000	3,027,688
3.25%, 03/09/16	3,500	3,575,621
3.50%, 08/22/17	3,300	3,440,239
3.75%, 01/22/24[b]	900	965,183
4.63%, 11/16/21	1,500	1,680,486
Landwirtschaftliche Rentenbank
0.88%, 09/12/17[b]	11,350	11,317,948
5.00%, 11/08/16	5,982	6,413,569
5.13%, 02/01/17	3,000	3,248,315
Lloyds Bank PLC
2.30%, 11/27/18	2,200	2,219,559
4.20%, 03/28/17	2,800	2,959,566
Lloyds Banking Group PLC
4.50%, 11/04/24	205	214,269
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	3,250	3,223,233

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
2.25%, 07/25/19 (Call 06/25/19)[b]	$2,500	$2,506,790
2.90%, 02/06/25 (Call 01/06/25)	1,000	992,120
Morgan Stanley
2.13%, 04/25/18	100	100,527
2.38%, 07/23/19	2,020	2,021,765
2.50%, 01/24/19	19,260	19,543,978
3.70%, 10/23/24	500	516,684
3.75%, 02/25/23	3,035	3,172,908
3.80%, 04/29/16	4,750	4,891,735
4.30%, 01/27/45	575	587,330
4.35%, 09/08/26	2,250	2,348,966
4.75%, 03/22/17	5,750	6,126,926
4.88%, 11/01/22	2,376	2,581,759
5.45%, 01/09/17	4,600	4,926,507
5.50%, 01/26/20	100	113,395
5.50%, 07/24/20	3,350	3,822,827
5.50%, 07/28/21	785	904,365
5.63%, 09/23/19	5,600	6,335,992
5.75%, 01/25/21	3,050	3,535,441
6.25%, 08/09/26	551	677,990
6.38%, 07/24/42[b]	2,034	2,711,992
6.63%, 04/01/18	5,484	6,238,399
7.30%, 05/13/19	4,365	5,204,117
Series F
3.88%, 04/29/24	17,200	17,985,574
5.55%, 04/27/17	750	811,286
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	6,750	6,891,074
National Australia Bank Ltd./New York
2.30%, 07/25/18	3,000	3,044,128
2.75%, 03/09/17[b]	1,000	1,030,400
3.00%, 01/20/23[b]	1,600	1,622,137
Northern Trust Corp.
2.38%, 08/02/22	1,700	1,668,346
3.38%, 08/23/21	2,324	2,455,793
3.45%, 11/04/20	200	213,776
3.95%, 10/30/25	2,000	2,124,699
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	5,300	5,274,246

Security	Principal (000s)	Value
2.00%, 06/03/16	$50	$50,912
2.38%, 10/01/21	3,000	3,085,130
PNC Bank N.A.
1.13%, 01/27/17 (Call 12/28/16)[b,d]	3,025	3,018,839
1.15%, 11/01/16 (Call 10/02/16)[d]	300	300,172
3.80%, 07/25/23 (Call 06/25/23)[d]	5,750	6,020,269
4.20%, 11/01/25 (Call 10/02/25)[d]	500	539,783
6.00%, 12/07/17[d]	500	556,940
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[d]	5,500	5,711,846
PNC Funding Corp.
4.38%, 08/11/20[d]	2,750	3,025,074
5.25%, 11/15/15[d]	7,185	7,404,451
6.70%, 06/10/19[b,d]	998	1,180,074
Royal Bank of Canada
1.45%, 09/09/16	4,625	4,661,732
1.50%, 01/16/18	2,500	2,504,102
2.30%, 07/20/16	2,250	2,294,747
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	1,600	1,602,322
6.40%, 10/21/19	3,450	4,031,843
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	2,625	2,715,083
5.63%, 08/24/20	2,700	3,103,713
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	550	549,669
State Street Corp.
2.88%, 03/07/16	1,300	1,329,217
3.10%, 05/15/23	250	250,841
3.30%, 12/16/24	2,495	2,578,829
3.70%, 11/20/23	1,500	1,593,845
4.38%, 03/07/21	1,100	1,222,750
4.96%, 03/15/18	800	863,938

46	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	$2,500	$2,476,844
1.75%, 01/16/18	2,000	1,999,910
2.25%, 07/11/19[b]	1,000	999,422
2.45%, 01/16/20	6,000	6,042,950
2.50%, 07/19/18	3,000	3,048,669
3.95%, 01/10/24	3,000	3,204,999
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	2,250	2,251,109
7.25%, 03/15/18	1,000	1,138,112
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)[b]	1,100	1,107,491
3.50%, 01/20/17 (Call 12/20/16)	1,050	1,092,302
6.00%, 09/11/17	2,298	2,544,277
SVB Financial Group
3.50%, 01/29/25	1,000	984,082
Svenska Handelsbanken AB
2.50%, 01/25/19[b]	2,750	2,809,249
2.88%, 04/04/17	2,750	2,842,922
Toronto-Dominion Bank (The)
1.40%, 04/30/18[b]	1,215	1,210,082
2.13%, 07/02/19	2,500	2,520,815
2.25%, 11/05/19	3,000	3,030,120
2.38%, 10/19/16	1,800	1,843,436
2.50%, 07/14/16	1,600	1,636,891
2.63%, 09/10/18[b]	2,000	2,060,165
U.S. Bancorp/MN
2.95%, 07/15/22 (Call 06/15/22)[b]	1,270	1,278,048
3.00%, 03/15/22 (Call 02/15/22)[b]	1,500	1,537,673
3.70%, 01/30/24 (Call 12/29/23)[b]	2,250	2,406,865
4.13%, 05/24/21 (Call 04/23/21)	1,825	2,003,424
Series F
2.20%, 11/15/16 (Call 10/14/16)	4,800	4,899,825
3.60%, 09/11/24 (Call 08/11/24)[b]	1,650	1,709,855

Security	Principal (000s)	Value
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	$2,075	$2,069,623
2.13%, 10/28/19 (Call 09/28/19)	2,685	2,699,160
2.80%, 01/27/25 (Call 12/27/24)	1,350	1,346,159
UBS AG/Stamford CT
2.38%, 08/14/19	8,500	8,593,877
5.75%, 04/25/18	850	949,816
5.88%, 12/20/17	8,134	9,046,787
Wachovia Corp.
5.50%, 08/01/35	3,015	3,579,242
5.75%, 06/15/17[b]	1,730	1,904,951
5.75%, 02/01/18	9,280	10,364,212
Wells Fargo & Co.
1.25%, 07/20/16	12,900	12,943,657
1.40%, 09/08/17	1,000	1,002,388
1.50%, 01/16/18	300	299,987
2.15%, 01/15/19	4,700	4,734,204
3.00%, 01/22/21	1,995	2,052,207
3.00%, 02/19/25	1,290	1,287,457
3.30%, 09/09/24[b]	2,000	2,050,542
3.50%, 03/08/22	3,529	3,719,283
4.10%, 06/03/26[b]	3,850	4,032,876
4.13%, 08/15/23	8,670	9,205,099
4.60%, 04/01/21	5,120	5,712,875
4.65%, 11/04/44	2,415	2,583,871
5.38%, 11/02/43	930	1,094,874
5.61%, 01/15/44	8,503	10,355,369
5.63%, 12/11/17	6,325	7,036,972
Series M
3.45%, 02/13/23	1,030	1,049,172
Series N
2.15%, 01/30/20	1,225	1,223,079
Wells Fargo Capital X
5.95%, 12/01/86	1,250	1,287,500
Westpac Banking Corp.
1.50%, 12/01/17	4,000	3,997,467
1.60%, 01/12/18	1,500	1,499,516
2.25%, 07/30/18	600	608,870
2.25%, 01/17/19[b]	3,340	3,386,768
3.00%, 12/09/15	4,850	4,940,918

		1,327,294,158

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
BEVERAGES — 0.51%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	$200	$222,695
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	4,250	4,270,161
2.15%, 02/01/19[b]	65	65,847
3.70%, 02/01/24[b]	1,015	1,073,225
4.63%, 02/01/44	4,500	4,886,933
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	2,000	2,013,618
2.50%, 07/15/22	5,145	5,061,990
2.88%, 02/15/16[b]	2,000	2,044,189
3.75%, 07/15/42	2,000	1,906,436
4.38%, 02/15/21[b]	3,475	3,834,704
5.00%, 04/15/20	100	113,472
5.38%, 01/15/20	4,845	5,570,352
7.75%, 01/15/19	7,085	8,564,906
8.00%, 11/15/39	2,000	3,080,425
8.20%, 01/15/39	765	1,192,848
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	250	251,503
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,750	1,678,438
Coca-Cola Co. (The)
1.50%, 11/15/15	3,200	3,226,822
1.65%, 03/14/18	500	505,620
1.80%, 09/01/16	400	406,534
2.45%, 11/01/20	1,000	1,023,783
3.15%, 11/15/20	5,650	5,975,529
3.20%, 11/01/23	5,275	5,538,742
3.30%, 09/01/21	2,350	2,494,974
Coca-Cola Enterprises Inc.
3.25%, 08/19/21 (Call 05/19/21)	1,000	1,035,728
4.50%, 09/01/21 (Call 06/01/21)	1,784	1,975,858
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	3,350	3,410,564

Security	Principal (000s)	Value
5.25%, 11/26/43	$1,000	$1,171,680
Diageo Capital PLC
1.50%, 05/11/17	4,144	4,193,063
2.63%, 04/29/23 (Call 01/29/23)	2,520	2,487,435
3.88%, 04/29/43 (Call 10/29/42)	1,000	996,792
5.75%, 10/23/17	950	1,060,756
Diageo Finance BV
5.30%, 10/28/15	2,357	2,429,541
Diageo Investment Corp.
4.25%, 05/11/42[b]	1,000	1,054,219
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	1,000	1,018,387
3.20%, 11/15/21 (Call 08/15/21)	1,600	1,635,300
6.82%, 05/01/18[b]	250	287,775
Molson Coors Brewing Co.
3.50%, 05/01/22[b]	2,350	2,398,847
5.00%, 05/01/42	700	727,202
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	4,281	6,014,103
PepsiCo Inc.
1.25%, 08/13/17[b]	3,800	3,810,677
2.25%, 01/07/19 (Call 12/07/18)[b]	3,750	3,828,561
2.50%, 05/10/16	1,700	1,732,701
2.75%, 03/05/22	2,250	2,285,534
2.75%, 03/01/23	2,000	2,016,785
3.00%, 08/25/21[b]	3,775	3,909,388
3.60%, 03/01/24 (Call 12/01/23)	3,250	3,462,845
4.00%, 03/05/42[b]	1,000	1,009,314
4.25%, 10/22/44 (Call 04/22/44)[b]	180	188,854
4.88%, 11/01/40	600	684,394
7.90%, 11/01/18	3,230	3,925,792

		123,755,841
BIOTECHNOLOGY — 0.27%
Amgen Inc.
1.25%, 05/22/17	450	449,670
2.13%, 05/15/17	4,000	4,072,950

48	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
2.20%, 05/22/19 (Call 04/22/19)	$2,025	$2,036,693
2.30%, 06/15/16	2,550	2,588,926
2.50%, 11/15/16	2,000	2,049,106
3.45%, 10/01/20	250	262,919
3.63%, 05/15/22 (Call 02/15/22)	2,000	2,103,234
3.63%, 05/22/24 (Call 02/22/24)[b]	3,500	3,642,147
4.10%, 06/15/21 (Call 03/15/21)	1,000	1,083,113
5.15%, 11/15/41 (Call 05/15/41)	4,575	5,242,559
5.38%, 05/15/43 (Call 11/15/42)	750	891,558
5.65%, 06/15/42 (Call 12/15/41)	3,900	4,736,949
5.70%, 02/01/19	5,580	6,330,571
5.85%, 06/01/17	500	549,413
6.15%, 06/01/18	500	566,626
6.38%, 06/01/37	15	19,191
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,600	1,720,927
Celgene Corp.
2.25%, 05/15/19	500	502,521
3.25%, 08/15/22	7,200	7,366,358
3.63%, 05/15/24 (Call 02/15/24)[b]	1,000	1,040,538
3.95%, 10/15/20	1,200	1,290,468
4.00%, 08/15/23	2,750	2,953,373
4.63%, 05/15/44 (Call 11/15/43)	1,500	1,633,784
Gilead Sciences Inc.
2.05%, 04/01/19[b]	1,000	1,009,648
2.35%, 02/01/20	350	355,632
3.05%, 12/01/16	200	207,613
3.50%, 02/01/25 (Call 11/01/24)	965	1,010,690
3.70%, 04/01/24 (Call 01/01/24)	1,020	1,087,048
4.50%, 04/01/21 (Call 01/01/21)	1,500	1,673,674
4.50%, 02/01/45 (Call 08/01/44)	1,900	2,100,394

Security	Principal (000s)	Value
4.80%, 04/01/44 (Call 10/01/43)	$1,040	$1,191,844
5.65%, 12/01/41 (Call 06/01/41)	2,615	3,315,285

		65,085,422
BUILDING MATERIALS — 0.03%
CRH America Inc.
5.75%, 01/15/21	750	871,052
6.00%, 09/30/16	3,343	3,585,058
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	263,151
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	1,530	1,600,109

		6,319,370
CHEMICALS — 0.57%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	3,150	3,145,103
3.38%, 03/15/25 (Call 12/15/24)	565	564,613
4.13%, 03/15/35 (Call 09/15/34)	600	596,056
5.25%, 01/15/45 (Call 07/15/44)	1,500	1,699,737
Air Products & Chemicals Inc.
2.00%, 08/02/16	1,500	1,524,639
3.00%, 11/03/21	1,050	1,080,513
3.35%, 07/31/24 (Call 04/30/24)	1,000	1,031,679
4.38%, 08/21/19	500	550,025
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	1,575	1,572,893
2.90%, 11/15/22 (Call 08/15/22)	1,550	1,531,687
3.65%, 07/15/24 (Call 04/15/24)	135	139,201
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	500	502,079
4.15%, 12/01/24 (Call 09/01/24)	1,750	1,812,137

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.50%, 12/15/20 (Call 09/15/20)	$800	$851,411
CF Industries Inc.
5.15%, 03/15/34	3,525	3,905,125
5.38%, 03/15/44	1,250	1,410,086
6.88%, 05/01/18	1,000	1,140,513
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	2,050	2,049,531
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[b]	2,000	1,996,809
3.50%, 10/01/24 (Call 07/01/24)	1,000	1,014,913
4.13%, 11/15/21 (Call 08/15/21)	1,250	1,350,742
4.25%, 11/15/20 (Call 08/15/20)	2,860	3,116,250
4.25%, 10/01/34 (Call 04/01/34)	7,500	7,604,246
4.38%, 11/15/42 (Call 05/15/42)	2,000	2,006,665
5.25%, 11/15/41 (Call 05/15/41)	450	504,316
8.55%, 05/15/19	3,735	4,656,308
9.40%, 05/15/39	215	352,840
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	1,500	1,517,213
3.00%, 12/15/15	1,000	1,016,813
3.60%, 08/15/22 (Call 05/15/22)	3,500	3,616,185
3.80%, 03/15/25 (Call 12/15/24)	850	882,227
4.65%, 10/15/44 (Call 04/15/44)	720	756,223
Ecolab Inc.
2.25%, 01/12/20	1,065	1,062,372
3.00%, 12/08/16	2,100	2,167,708
4.35%, 12/08/21	450	494,072
5.50%, 12/08/41	1,650	1,994,661
EI du Pont de Nemours & Co.
2.80%, 02/15/23	2,765	2,762,438

Security	Principal (000s)	Value
4.15%, 02/15/43[b]	$2,000	$2,025,321
4.25%, 04/01/21	50	54,603
5.25%, 12/15/16	3,968	4,265,949
6.00%, 07/15/18	3,870	4,406,042
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	470,591
4.10%, 02/01/24 (Call 11/01/23)	1,700	1,790,919
LYB International Finance BV
4.00%, 07/15/23	3,275	3,457,869
4.88%, 03/15/44 (Call 09/15/43)[b]	3,275	3,518,803
LyondellBasell Industries NV
4.63%, 02/26/55	2,000	1,989,681
5.75%, 04/15/24 (Call 01/15/24)[b]	2,000	2,356,881
6.00%, 11/15/21 (Call 08/17/21)	750	884,940
Monsanto Co.
2.13%, 07/15/19	7,630	7,700,450
3.38%, 07/15/24 (Call 04/15/24)[b]	335	347,049
3.60%, 07/15/42 (Call 01/15/42)	1,500	1,409,339
4.20%, 07/15/34 (Call 01/15/34)	340	364,196
4.40%, 07/15/44 (Call 01/15/44)	2,480	2,673,960
5.88%, 04/15/38	100	123,878
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,000	1,067,096
4.25%, 11/15/23 (Call 08/15/23)	1,425	1,536,934
5.45%, 11/15/33 (Call 05/15/33)	6	7,037
5.63%, 11/15/43 (Call 05/15/43)	2,000	2,399,527
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	2,050	2,147,775
4.88%, 03/30/20	2,500	2,797,586

50	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
PPG Industries Inc.
1.90%, 01/15/16	$1,500	$1,513,123
2.30%, 11/15/19 (Call 10/15/19)	1,000	998,933
3.60%, 11/15/20	1,703	1,785,916
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,700	1,657,225
2.45%, 02/15/22 (Call 11/15/21)[b]	1,600	1,594,610
2.65%, 02/05/25 (Call 11/05/24)	3,310	3,272,013
3.00%, 09/01/21[b]	250	258,922
4.05%, 03/15/21	1,050	1,151,573
Rohm & Haas Co.
6.00%, 09/15/17	1,000	1,109,742
RPM International Inc.
6.50%, 02/15/18	1,500	1,678,935
Sherwin-Williams Co. (The)
1.35%, 12/15/17	4,500	4,499,566
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	550	571,303
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	2,300	2,435,865
4.40%, 02/01/45 (Call 08/01/44)	1,000	1,001,002
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,700	1,699,686

		137,004,869
COMMERCIAL SERVICES — 0.13%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)[b]	2,500	2,731,031
California Institute of Technology
4.70%, 11/01/11	1,000	1,080,703
Catholic Health Initiatives
4.35%, 11/01/42	2,750	2,688,850
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,750	1,755,452

Security	Principal (000s)	Value
Massachusetts Institute of Technology
4.68%, 07/01/14	$1,375	$1,586,600
5.60%, 07/01/11	830	1,142,660
MasterCard Inc.
2.00%, 04/01/19[b]	875	885,181
3.38%, 04/01/24	1,075	1,128,400
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	3,550	3,912,837
President and Fellows of Harvard College
4.88%, 10/15/40	500	611,460
Princeton University
5.70%, 03/01/39	1,700	2,302,674
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)[b]	4,000	4,056,848
4.25%, 08/15/24 (Call 05/15/24)	765	802,279
Verisk Analytics Inc.
4.13%, 09/12/22	700	733,320
Western Union Co. (The)
3.35%, 05/22/19	1,950	1,984,313
3.65%, 08/22/18[b]	3,700	3,840,591

		31,243,199
COMPUTERS — 0.45%
Apple Inc.
0.45%, 05/03/16	14,500	14,474,057
1.00%, 05/03/18	6,140	6,086,444
1.05%, 05/05/17	1,200	1,206,894
2.10%, 05/06/19	2,020	2,056,253
2.40%, 05/03/23	1,350	1,335,816
2.85%, 05/06/21	3,780	3,927,039
3.45%, 05/06/24	1,745	1,856,155
3.45%, 02/09/45	1,435	1,354,558
3.85%, 05/04/43[b]	5,655	5,699,872
4.45%, 05/06/44[b]	625	694,629
Computer Sciences Corp.
4.45%, 09/15/22	2,650	2,709,073
EMC Corp./MA
2.65%, 06/01/20	2,675	2,707,264
3.38%, 06/01/23 (Call 03/01/23)	3,470	3,504,471

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Hewlett-Packard Co.
2.60%, 09/15/17	$9,000	$9,233,589
2.75%, 01/14/19	2,450	2,485,673
4.05%, 09/15/22	500	521,347
4.30%, 06/01/21[b]	1,800	1,931,994
4.38%, 09/15/21	1,750	1,886,103
4.65%, 12/09/21[b]	2,250	2,460,939
6.00%, 09/15/41	2,150	2,438,649
International Business Machines Corp.
1.13%, 02/06/18	1,000	996,373
2.90%, 11/01/21[b]	5,200	5,390,524
3.38%, 08/01/23	4,000	4,164,330
3.63%, 02/12/24	2,375	2,511,162
4.00%, 06/20/42	1,850	1,851,865
5.60%, 11/30/39	2,750	3,341,833
5.70%, 09/14/17[b]	9,982	11,139,696
5.88%, 11/29/32	1,000	1,266,949
6.22%, 08/01/27	500	641,655
6.50%, 01/15/28	500	654,172
7.63%, 10/15/18	1,250	1,509,008
8.38%, 11/01/19	100	128,762
Lexmark International Inc.
6.65%, 06/01/18[b]	1,000	1,107,212
NetApp Inc.
2.00%, 12/15/17	2,100	2,108,311
3.25%, 12/15/22 (Call 09/15/22)	1,250	1,236,971
3.38%, 06/15/21 (Call 04/15/21)	420	425,135
Seagate HDD Cayman
4.75%, 01/01/25[e]	1,500	1,587,770
5.75%, 12/01/34 (Call 06/01/34)[e]	865	950,909

		109,583,456
COSMETICS & PERSONAL CARE — 0.08%
Colgate-Palmolive Co.
1.30%, 01/15/17	1,300	1,306,166
1.75%, 03/15/19	1,375	1,372,134
2.30%, 05/03/22	2,175	2,156,037
2.95%, 11/01/20[b]	1,600	1,670,209
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	550	538,792

Security	Principal (000s)	Value
6.00%, 05/15/37	$500	$633,864
Procter & Gamble Co. (The)
1.45%, 08/15/16	1,000	1,010,356
1.60%, 11/15/18	2,450	2,463,075
1.90%, 11/01/19	2,660	2,683,308
2.30%, 02/06/22	800	799,333
3.10%, 08/15/23[b]	100	104,524
5.55%, 03/05/37	2,638	3,515,036
5.80%, 08/15/34	125	168,224

		18,421,058
DISTRIBUTION & WHOLESALE — 0.02%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	350	366,736
5.13%, 03/01/21	1,300	1,416,837
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	1,000	1,026,526
5.25%, 09/01/17	1,000	1,074,978

		3,885,077
DIVERSIFIED FINANCIAL SERVICES — 1.20%
Affiliated Managers Group Inc.
3.50%, 08/01/25	2,500	2,495,018
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[b]	4,145	4,222,051
3.75%, 02/01/22 (Call 12/01/21)	3,000	2,990,553
3.88%, 04/01/21 (Call 03/01/21)	500	513,511
Alterra Finance LLC
6.25%, 09/30/20	900	1,054,103
American Express Co.
1.55%, 05/22/18[b]	2,000	1,994,893
3.63%, 12/05/24 (Call 11/04/24)[b]	1,000	1,023,960
4.05%, 12/03/42	2,020	2,049,112
6.15%, 08/28/17[b]	1,000	1,114,774
6.80%, 09/01/66 (Call 09/01/16)[a]	3,574	3,761,635
7.00%, 03/19/18	4,920	5,688,397

52	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
American Express Credit Corp.
1.55%, 09/22/17	$2,045	$2,055,074
2.13%, 07/27/18	4,500	4,552,337
2.25%, 08/15/19	3,500	3,527,608
Ameriprise Financial Inc.
3.70%, 10/15/24	3,500	3,672,552
4.00%, 10/15/23	3,730	3,995,909
7.52%, 06/01/66 (Call 06/01/16)[a]	250	262,500
Ameritech Capital Funding Corp.
6.45%, 01/15/18	500	561,771
Associates Corp. of North America
6.95%, 11/01/18	20	23,327
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17	882	946,588
7.25%, 02/01/18	7,820	9,017,964
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	1,030	1,152,419
BGC Partners Inc.
5.38%, 12/09/19	500	496,875
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	2,000	2,001,969
3.38%, 02/15/23	2,700	2,709,720
8.80%, 07/15/19	1,250	1,562,188
CME Group Inc./IL
3.00%, 09/15/22	50	51,628
5.30%, 09/15/43 (Call 03/15/43)	1,500	1,837,450
Credit Suisse USA Inc.
7.13%, 07/15/32	4,292	6,085,114
Discover Financial Services
3.85%, 11/21/22	500	514,361
3.95%, 11/06/24 (Call 08/06/24)	2,000	2,039,006
5.20%, 04/27/22	5,750	6,354,950
Ford Motor Credit Co. LLC
1.68%, 09/08/17	2,500	2,501,881
2.38%, 01/16/18	6,500	6,607,614
2.38%, 03/12/19	2,950	2,969,379

Security	Principal (000s)	Value
2.60%, 11/04/19	$1,000	$1,009,809
3.00%, 06/12/17	3,350	3,455,841
3.66%, 09/08/24[b]	2,800	2,891,236
4.25%, 02/03/17	1,825	1,921,388
4.25%, 09/20/22	500	541,496
5.00%, 05/15/18	2,750	3,001,139
5.88%, 08/02/21	5,300	6,229,688
6.63%, 08/15/17	2,000	2,233,153
8.00%, 12/15/16	1,350	1,505,460
8.13%, 01/15/20	6,250	7,822,426
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,777,445
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a]	2,970	3,222,450
General Electric Capital Corp.
1.00%, 01/08/16	6,700	6,733,862
1.63%, 04/02/18[b]	8,630	8,688,060
2.10%, 12/11/19	2,500	2,528,003
2.20%, 01/09/20 (Call 12/09/19)[b]	1,000	1,008,888
2.25%, 11/09/15	6,600	6,679,147
2.30%, 04/27/17	300	308,078
2.95%, 05/09/16	9,650	9,900,362
3.10%, 01/09/23	2,020	2,087,964
3.35%, 10/17/16	5,250	5,458,795
3.45%, 05/15/24 (Call 02/13/24)[b]	1,000	1,052,518
4.38%, 09/16/20	1,250	1,386,027
4.63%, 01/07/21	8,730	9,807,509
4.65%, 10/17/21	4,625	5,242,749
5.50%, 01/08/20	500	578,187
5.63%, 05/01/18	4,710	5,295,886
5.88%, 01/14/38	14,510	18,836,146
6.00%, 08/07/19	520	608,932
6.15%, 08/07/37	750	1,001,617
6.38%, 11/15/67 (Call 11/15/17)[a]	500	542,500
6.88%, 01/10/39	1,245	1,798,418
Series A
6.75%, 03/15/32	10,742	14,832,760
Goldman Sachs Capital I
6.35%, 02/15/34	5,520	6,695,133

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
HSBC Finance Corp.
6.68%, 01/15/21	$6,745	$8,069,092
Invesco Finance PLC
4.00%, 01/30/24	3,500	3,737,157
Jefferies Group LLC
5.13%, 04/13/18	500	527,536
5.13%, 01/20/23	1,825	1,918,112
6.25%, 01/15/36	2,250	2,264,545
6.45%, 06/08/27	1,000	1,074,323
6.50%, 01/20/43	1,900	1,925,977
6.88%, 04/15/21	2,500	2,849,807
8.50%, 07/15/19	300	358,239
Lazard Group LLC
3.75%, 02/13/25	1,000	995,622
4.25%, 11/14/20	2,000	2,129,674
Legg Mason Inc.
2.70%, 07/15/19	220	222,504
5.63%, 01/15/44	975	1,143,571
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)	750	779,983
5.25%, 01/16/18	333	364,047
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	300	298,020
2.15%, 02/01/19 (Call 01/01/19)	2,100	2,109,870
2.30%, 11/15/19 (Call 10/15/19)[b]	1,000	1,006,500
3.05%, 02/15/22 (Call 11/15/21)	3,970	4,071,213
3.40%, 11/15/23 (Call 08/15/23)	2,750	2,872,825
4.02%, 11/01/32 (Call 05/01/32)	500	533,938
Series C
8.00%, 03/01/32	500	753,561
Nomura Holdings Inc.
2.75%, 03/19/19	1,500	1,527,485
6.70%, 03/04/20	3,015	3,591,402
ORIX Corp.
5.00%, 01/12/16	1,904	1,963,896

Security	Principal (000s)	Value
Raymond James Financial Inc.
4.25%, 04/15/16	$200	$206,656
5.63%, 04/01/24	900	1,039,883
Stifel Financial Corp.
4.25%, 07/18/24	1,250	1,283,755
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	165	164,744

		289,875,200
ELECTRIC — 1.74%
Alabama Power Co.
4.10%, 01/15/42	350	377,213
4.15%, 08/15/44 (Call 02/15/44)	870	948,397
Series 1
5.65%, 03/15/35 (Call 03/16/15)	3,750	3,750,000
Series 11-C
5.20%, 06/01/41	2,000	2,476,600
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)[b]	2,350	2,349,587
4.30%, 07/01/44 (Call 01/01/44)	2,000	2,252,269
6.13%, 11/15/17	1,100	1,237,390
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	2,000	2,009,332
2.95%, 12/15/22 (Call 09/15/22)	1,000	1,001,152
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	2,520	2,730,106
7.00%, 04/01/38	230	329,202
7.95%, 01/15/20	4,304	5,355,898
Series K
5.00%, 06/01/17	500	539,600
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	500	501,046
3.35%, 06/15/24 (Call 03/15/24)[b]	500	509,667

54	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.50%, 04/01/42 (Call 10/01/41)	$3,580	$4,001,031
5.05%, 09/01/41 (Call 03/01/41)	1,450	1,722,631
5.50%, 09/01/35	485	614,232
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	124	124,380
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	1,145	1,144,415
2.00%, 11/15/18 (Call 10/15/18)	3,500	3,534,089
3.50%, 02/01/25 (Call 11/01/24)	1,295	1,348,576
3.75%, 11/15/23 (Call 08/15/23)	2,250	2,388,502
5.95%, 05/15/37	2,500	3,246,147
6.13%, 04/01/36	8,051	10,660,329
6.50%, 09/15/37	750	1,034,550
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	2,075	2,021,755
3.55%, 08/01/42 (Call 02/01/42)	10	9,924
4.50%, 04/01/44 (Call 10/01/43)	1,250	1,439,092
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	5,900	6,945,296
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	500	530,577
4.88%, 03/01/44 (Call 09/01/43)	1,000	1,158,574
5.05%, 03/15/22 (Call 12/15/21)	3,300	3,733,814
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	7,000	7,194,440
3.40%, 09/01/21 (Call 06/01/21)	5,300	5,611,179

Security	Principal (000s)	Value
3.70%, 03/01/45 (Call 09/01/44)	$1,000	$1,019,251
4.00%, 08/01/20 (Call 05/01/20)	500	541,100
6.45%, 01/15/38	1,200	1,677,583
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	2,000	1,985,396
4.30%, 04/15/44 (Call 10/15/43)	750	841,321
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)[b]	1,000	1,045,444
3.95%, 03/01/43 (Call 09/01/42)	5,300	5,514,717
5.70%, 06/15/40	250	318,475
5.85%, 04/01/18	500	564,350
6.65%, 04/01/19	850	1,005,635
7.13%, 12/01/18	4,102	4,856,358
Series 05-A
5.30%, 03/01/35	500	608,900
Series 06-A
5.85%, 03/15/36	175	224,747
Series 06-E
5.70%, 12/01/36	660	833,844
Series 08-B
6.75%, 04/01/38	1,000	1,422,677
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	3,000	3,071,864
3.13%, 08/31/24 (Call 05/31/24)	500	516,345
3.38%, 08/15/23 (Call 05/15/23)[b]	1,050	1,105,588
3.95%, 05/15/43 (Call 11/15/42)	500	532,902
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	2,000	2,227,611
Dominion Resources Inc./VA
1.25%, 03/15/17	500	501,272
4.45%, 03/15/21	3,550	3,903,628

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.70%, 12/01/44 (Call 06/01/44)	$1,000	$1,117,463
7.00%, 06/15/38	900	1,264,652
Series A
1.40%, 09/15/17	3,200	3,205,303
Series C
4.05%, 09/15/42 (Call 03/15/42)[b]	4,500	4,564,072
4.90%, 08/01/41 (Call 02/01/41)	770	879,308
DTE Electric Co.
3.90%, 06/01/21 (Call 03/01/21)	1,300	1,411,867
4.30%, 07/01/44 (Call 01/01/44)	3,000	3,361,022
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	1,300	1,387,086
Series C
3.50%, 06/01/24 (Call 03/01/24)	550	571,415
Duke Energy Carolinas LLC
1.75%, 12/15/16	1,627	1,652,837
3.90%, 06/15/21 (Call 03/15/21)	1,700	1,834,245
6.05%, 04/15/38	500	683,063
6.10%, 06/01/37	2,450	3,316,312
Duke Energy Corp.
1.63%, 08/15/17	900	911,342
2.15%, 11/15/16	850	869,347
3.05%, 08/15/22 (Call 05/15/22)	2,000	2,034,678
3.55%, 09/15/21 (Call 06/15/21)	1,500	1,577,428
3.75%, 04/15/24 (Call 01/15/24)[b]	125	133,229
3.95%, 10/15/23 (Call 07/15/23)	500	539,822
Duke Energy Florida Inc.
3.10%, 08/15/21 (Call 05/15/21)	1,250	1,305,793
5.65%, 04/01/40	100	131,813
6.40%, 06/15/38	3,270	4,611,920

Security	Principal (000s)	Value
Duke Energy Indiana Inc.
6.45%, 04/01/39	$3,300	$4,709,029
Duke Energy Ohio Inc.
5.45%, 04/01/19[b]	2,916	3,294,625
Duke Energy Progress Inc.
3.00%, 09/15/21 (Call 06/15/21)	850	884,478
4.15%, 12/01/44 (Call 06/01/44)[b]	780	858,111
4.38%, 03/30/44 (Call 09/30/43)[b]	2,000	2,278,000
5.30%, 01/15/19	1,325	1,486,650
6.30%, 04/01/38	500	703,170
Edison International
3.75%, 09/15/17	4,100	4,344,412
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	2,775	2,971,779
3.75%, 02/15/21 (Call 11/15/20)	3,500	3,705,800
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	400	421,610
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	1,000	1,132,700
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	500	513,600
Eversource Energy Series H
3.15%, 01/15/25 (Call 10/15/24)	490	492,717
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	1,000	1,009,640
4.00%, 10/01/20 (Call 07/01/20)	250	264,350
4.25%, 06/15/22 (Call 03/15/22)	3,000	3,177,116
5.60%, 06/15/42 (Call 12/15/41)	3,300	3,764,107
5.75%, 10/01/41 (Call 04/01/41)	750	868,435

56	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	$1,500	$1,571,873
4.05%, 06/01/42 (Call 12/01/41)	100	108,701
4.05%, 10/01/44 (Call 04/01/44)	760	829,480
4.13%, 02/01/42 (Call 08/02/41)	2,000	2,198,357
5.25%, 02/01/41 (Call 08/01/40)	700	888,090
5.55%, 11/01/17	100	110,930
5.65%, 02/01/37	2,600	3,345,940
5.95%, 02/01/38	3,104	4,209,778
Georgia Power Co.
4.30%, 03/15/42	3,350	3,659,182
5.40%, 06/01/40	1,100	1,375,023
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	700	772,494
5.29%, 06/15/22 (Call 03/15/22)[b,c]	1,000	1,134,076
Hydro-Quebec
2.00%, 06/30/16	6,450	6,565,717
Indiana Michigan Power Co.
7.00%, 03/15/19[b]	2,417	2,863,903
Series J
3.20%, 03/15/23 (Call 12/15/22)	1,500	1,528,782
Integrys Energy Group Inc.
4.17%, 11/01/20	850	914,588
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	300	310,212
4.05%, 07/01/23 (Call 04/01/23)[b]	100	106,503
Jersey Central Power & Light Co.
6.15%, 06/01/37	1,000	1,228,200
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	2,700	3,253,388

Security	Principal (000s)	Value
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	$250	$261,333
5.13%, 11/01/40 (Call 05/01/40)[b]	500	619,500
LG&E and KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	1,100	1,153,454
4.38%, 10/01/21 (Call 07/01/21)	2,000	2,163,127
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	2,250	2,393,764
3.70%, 09/15/23 (Call 06/15/23)	2,750	2,965,153
5.80%, 10/15/36	500	651,488
Midamerican Funding LLC
6.93%, 03/01/29	285	385,053
Mississippi Power Co. Series 12-A
4.25%, 03/15/42	1,250	1,324,062
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	1,850	2,350,217
7.13%, 03/15/19	500	597,793
Series R
6.75%, 07/01/37	500	723,250
NextEra Energy Capital Holdings Inc.
2.70%, 09/15/19 (Call 08/15/19)	2,000	2,040,207
3.63%, 06/15/23 (Call 03/15/23)	250	259,250
6.00%, 03/01/19	500	570,648
7.88%, 12/15/15	375	395,564
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	150	164,861
5.45%, 09/15/20	3,200	3,658,072
5.80%, 02/01/42 (Call 08/01/41)	3,400	4,299,009
5.95%, 06/15/41 (Call 12/15/40)	1,000	1,293,929

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
NiSource Finance Corp.
6.25%, 12/15/40	$500	$658,210
Nisource Finance Corp.
6.40%, 03/15/18	200	227,078
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)[b]	2,700	2,612,520
2.60%, 05/15/23 (Call 11/15/22)[b]	1,000	988,812
4.13%, 05/15/44 (Call 11/15/43)	310	335,257
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)[b]	2,000	1,961,833
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,530,106
Oglethorpe Power Corp.
4.55%, 06/01/44	2,000	2,154,704
5.38%, 11/01/40[b]	800	947,645
6.10%, 03/15/19	500	573,300
Ohio Power Co. Series M
5.38%, 10/01/21	50	58,660
Oklahoma Gas & Electric Co.
4.00%, 12/15/44 (Call 06/15/44)	500	524,550
4.55%, 03/15/44 (Call 09/15/43)	500	570,324
5.25%, 05/15/41 (Call 11/15/40)	1,618	1,996,547
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	7,385	7,392,662
7.00%, 09/01/22	4,068	5,168,337
7.50%, 09/01/38	200	303,420
Pacific Gas & Electric Co.
3.25%, 09/15/21 (Call 06/15/21)	1,250	1,296,607
3.40%, 08/15/24 (Call 05/15/24)	1,805	1,865,230
3.75%, 02/15/24 (Call 11/15/23)	1,375	1,458,611
4.25%, 05/15/21 (Call 02/15/21)	100	108,390

Security	Principal (000s)	Value
4.30%, 03/15/45 (Call 09/15/44)	$835	$901,940
4.50%, 12/15/41 (Call 06/15/41)	150	163,833
4.60%, 06/15/43 (Call 12/15/42)	2,850	3,195,034
4.75%, 02/15/44 (Call 08/15/43)	1,000	1,150,289
5.80%, 03/01/37	1,900	2,405,820
6.05%, 03/01/34	6,913	9,055,821
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)[b]	200	204,841
3.85%, 06/15/21 (Call 03/15/21)	750	815,025
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	750	739,880
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,385,806
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	3,500	3,727,271
7.90%, 12/15/38	25	40,443
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)[b]	200	215,341
5.00%, 03/15/44 (Call 09/15/43)	1,825	2,153,449
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,000	2,065,705
5.20%, 07/15/41 (Call 01/15/41)	300	377,784
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,250	1,279,164
4.40%, 01/15/21 (Call 10/15/20)	1,950	2,142,817
6.00%, 12/01/39	2,500	3,317,109
PSEG Power LLC
2.75%, 09/15/16	2,100	2,152,500
4.15%, 09/15/21 (Call 06/15/21)[b]	2,050	2,174,143

58	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
8.63%, 04/15/31	$500	$727,762
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	3,000	2,923,897
4.30%, 03/15/44 (Call 09/15/43)	1,050	1,171,642
4.75%, 08/15/41 (Call 02/15/41)	200	235,817
5.13%, 06/01/19	2,350	2,648,920
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200	1,320,840
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	1,000	1,002,000
2.38%, 05/15/23 (Call 02/15/23)	1,750	1,705,457
3.05%, 11/15/24 (Call 08/15/24)	1,000	1,016,219
3.15%, 08/15/24 (Call 05/15/24)	1,000	1,025,544
3.65%, 09/01/42 (Call 03/01/42)[b]	3,100	3,130,045
5.50%, 03/01/40	11	13,973
Series I
4.00%, 06/01/44 (Call 12/01/43)	1,150	1,233,288
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	3,000	3,381,607
6.27%, 03/15/37	500	690,600
San Diego Gas & Electric Co.
3.95%, 11/15/41	2,000	2,139,507
6.00%, 06/01/39	500	681,700
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	1,000	1,067,488
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	200	216,083
6.25%, 04/01/20	3,000	3,448,236

Security	Principal (000s)	Value
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	$700	$758,469
4.50%, 06/01/64 (Call 12/01/63)[b]	190	202,035
5.25%, 11/01/18	150	168,240
6.05%, 01/15/38	250	331,128
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	100	106,010
4.65%, 10/01/43 (Call 04/01/43)	2,500	2,939,954
6.05%, 03/15/39[b]	4,852	6,540,981
Series C
3.60%, 02/01/45 (Call 08/01/44)	2,850	2,848,013
Southern Co. (The)
1.30%, 08/15/17	815	815,522
2.15%, 09/01/19 (Call 08/01/19)	2,000	2,018,244
Southern Power Co.
5.15%, 09/15/41	3,000	3,537,086
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)[b]	500	521,142
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	550	572,330
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	4,750	4,621,689
4.10%, 06/15/42 (Call 12/15/41)	200	213,741
4.35%, 05/15/44 (Call 11/15/43)	1,000	1,115,510
TransAlta Corp.
1.90%, 06/03/17	200	196,074
4.50%, 11/15/22 (Call 08/15/22)	3,500	3,476,624

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	$3,355	$3,785,188
UIL Holdings Corp.
4.63%, 10/01/20	800	849,281
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)[b]	1,500	1,585,254
6.70%, 02/01/19	100	117,660
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	200	204,810
5.40%, 04/30/18	4,250	4,732,091
5.95%, 09/15/17	200	223,453
8.88%, 11/15/38	1,500	2,564,770
Series D
4.65%, 08/15/43 (Call 02/15/43)	3,000	3,509,103
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	450	478,688
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,500	1,496,700
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,186,570
4.25%, 06/01/44 (Call 12/01/43)	325	359,918
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)[b]	5,000	5,360,459
Xcel Energy Inc.
0.75%, 05/09/16	2,625	2,620,246
6.50%, 07/01/36[b]	200	274,343

		421,148,066
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
4.25%, 11/15/20[b]	3,125	3,430,813
5.25%, 11/15/39	1,250	1,531,017
Energizer Holdings Inc.
4.70%, 05/19/21	1,000	1,034,035
4.70%, 05/24/22[b]	2,100	2,181,633

		8,177,498

Security	Principal (000s)	Value
ELECTRONICS — 0.15%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	$2,000	$2,052,203
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	675	682,300
3.13%, 09/15/21 (Call 08/15/21)	1,000	1,014,717
4.00%, 02/01/22 (Call 11/01/21)	400	421,463
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	785	786,076
Avnet Inc.
4.88%, 12/01/22	1,750	1,856,707
Honeywell International Inc.
4.25%, 03/01/21	2,250	2,518,185
5.00%, 02/15/19	3,100	3,486,725
5.30%, 03/15/17	750	816,465
5.70%, 03/15/37	325	419,839
Jabil Circuit Inc.
7.75%, 07/15/16	1,100	1,182,761
Koninklijke Philips NV
3.75%, 03/15/22	2,150	2,279,229
5.00%, 03/15/42	2,000	2,262,840
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	500	542,286
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	275	278,046
3.20%, 03/01/16	3,050	3,118,961
3.60%, 08/15/21 (Call 05/15/21)	2,600	2,724,776
4.50%, 03/01/21	1,850	2,030,773
5.30%, 02/01/44 (Call 08/01/43)[b]	5,800	6,859,473

		35,333,825
ENGINEERING & CONSTRUCTION — 0.01%
ABB Finance USA Inc.
2.88%, 05/08/22	1,265	1,291,564
4.38%, 05/08/42	100	110,708

60	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Fluor Corp.
3.38%, 09/15/21	$1,400	$1,453,417

		2,855,689
ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19	2,250	2,404,687

		2,404,687
ENVIRONMENTAL CONTROL — 0.06%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	3,398	3,518,894
4.75%, 05/15/23 (Call 02/15/23)	1,900	2,123,358
5.00%, 03/01/20	100	111,564
5.25%, 11/15/21	548	624,019
5.50%, 09/15/19	600	680,533
6.09%, 03/15/35	1,000	1,246,979
6.20%, 03/01/40	1,500	1,963,378
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	235	236,817
3.50%, 05/15/24 (Call 02/15/24)	3,000	3,116,307
3.90%, 03/01/35 (Call 09/01/34)	265	270,696
4.10%, 03/01/45 (Call 09/01/44)	430	440,143
6.10%, 03/15/18	1,000	1,128,140

		15,460,828
FOOD — 0.43%
Campbell Soup Co.
4.25%, 04/15/21	2,000	2,159,300
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)[b]	723	712,894
3.25%, 09/15/22	3,500	3,430,371
4.65%, 01/25/43 (Call 07/25/42)[b]	2,000	2,011,167
6.63%, 08/15/39	2,020	2,498,846
7.00%, 04/15/19	200	232,026
General Mills Inc.
1.40%, 10/20/17	1,000	999,909

Security	Principal (000s)	Value
3.15%, 12/15/21 (Call 09/15/21)	$215	$220,715
3.65%, 02/15/24 (Call 11/15/23)	2,250	2,352,049
5.40%, 06/15/40	1,975	2,293,158
5.65%, 02/15/19	2,170	2,445,636
5.70%, 02/15/17	7,000	7,599,396
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,312,797
4.13%, 12/01/20	800	875,768
Hillshire Brands Co. (The)
4.10%, 09/15/20	500	525,167
Ingredion Inc.
4.63%, 11/01/20	1,000	1,075,765
Kellogg Co.
1.88%, 11/17/16	2,350	2,380,640
3.25%, 05/21/18	1,800	1,878,364
4.00%, 12/15/20	1,500	1,610,162
4.45%, 05/30/16	40	41,679
Series B
7.45%, 04/01/31	3,620	4,761,966
Kraft Foods Group Inc.
2.25%, 06/05/17	650	661,471
3.50%, 06/06/22	5,023	5,168,132
5.00%, 06/04/42	2,520	2,719,233
6.13%, 08/23/18	2,000	2,268,514
6.88%, 01/26/39	1,500	1,903,549
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	2,000	2,017,863
2.95%, 11/01/21 (Call 10/01/21)	2,500	2,521,821
3.85%, 08/01/23 (Call 05/01/23)	2,025	2,140,902
4.00%, 02/01/24 (Call 11/01/23)	1,900	2,024,200
5.40%, 07/15/40 (Call 01/15/40)	2,500	2,941,390
6.90%, 04/15/38	500	685,283
7.50%, 04/01/31	250	344,186
McCormick & Co. Inc./MD
3.90%, 07/15/21 (Call 04/15/21)	1,300	1,413,996

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Mondelez International Inc.
6.13%, 02/01/18	$3,900	$4,388,813
6.13%, 08/23/18	100	113,967
6.50%, 08/11/17	3,533	3,973,275
6.50%, 11/01/31	250	337,473
6.50%, 02/09/40	3,528	4,902,172
6.88%, 01/26/39	1,250	1,717,587
Sysco Corp.
2.60%, 06/12/22[b]	500	499,233
3.00%, 10/02/21 (Call 08/02/21)[b]	1,700	1,744,670
3.50%, 10/02/24 (Call 07/02/24)	500	520,106
4.35%, 10/02/34 (Call 04/02/34)	400	418,901
4.50%, 10/02/44 (Call 04/02/44)	5,000	5,343,471
5.25%, 02/12/18	100	110,553
6.63%, 03/17/39	18	25,453
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	3,960	4,036,620
4.88%, 08/15/34 (Call 02/15/34)	840	941,343
5.15%, 08/15/44 (Call 02/15/44)	250	292,196
Unilever Capital Corp.
2.20%, 03/06/19	1,100	1,120,234
4.25%, 02/10/21	750	836,353
5.90%, 11/15/32	3,070	4,263,293

		103,814,028
FOREST PRODUCTS & PAPER — 0.10%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	1,100	1,142,562
10.75%, 06/01/17	2,000	2,380,000
Georgia-Pacific LLC
7.38%, 12/01/25	750	988,426
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[b]	2,500	2,547,685
6.00%, 11/15/41 (Call 05/15/41)	1,500	1,775,816

Security	Principal (000s)	Value
7.30%, 11/15/39	$750	$1,009,677
7.50%, 08/15/21	4,865	6,107,396
7.95%, 06/15/18	4,948	5,828,161
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	1,625	1,616,679
4.70%, 03/15/21 (Call 12/15/20)	300	327,697

		23,724,099
GAS — 0.10%
AGL Capital Corp.
5.25%, 08/15/19	1,000	1,121,820
5.88%, 03/15/41 (Call 09/15/40)	1,300	1,689,314
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)[b]	1,400	1,509,410
5.50%, 06/15/41 (Call 12/15/40)	2,175	2,761,023
Dominion Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	2,625	2,727,122
KeySpan Corp.
5.80%, 04/01/35	500	616,241
8.00%, 11/15/30	250	355,042
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,950	1,965,357
4.90%, 12/01/21 (Call 09/01/21)	700	757,640
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	750	753,207
3.61%, 02/01/24 (Call 11/01/23)	483	510,523
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	500	534,709
Questar Corp.
2.75%, 02/01/16	150	152,730
Sempra Energy
2.30%, 04/01/17	200	204,415
4.05%, 12/01/23 (Call 09/01/23)	50	53,940

62	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.00%, 10/15/39	$100	$129,030
6.50%, 06/01/16	2,152	2,297,969
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	2,150	2,219,573
4.45%, 03/15/44 (Call 09/15/43)[b]	2,000	2,323,799
5.13%, 11/15/40	1,800	2,232,071

		24,914,935
HAND & MACHINE TOOLS — 0.02%
Snap-On Inc.
4.25%, 01/15/18	450	474,870
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)[b]	950	990,915
5.20%, 09/01/40	3,450	4,020,474

		5,486,259
HEALTH CARE — PRODUCTS — 0.34%
Baxter International Inc.
1.85%, 01/15/17	2,100	2,128,966
1.85%, 06/15/18	250	251,022
2.40%, 08/15/22	1,880	1,810,874
3.65%, 08/15/42	3,400	3,227,971
4.50%, 08/15/19	2,500	2,740,108
Becton Dickinson and Co.
1.75%, 11/08/16	1,600	1,619,378
1.80%, 12/15/17	160	161,290
2.68%, 12/15/19	265	270,400
3.13%, 11/08/21	1,250	1,275,834
3.25%, 11/12/20	1,200	1,245,953
3.73%, 12/15/24 (Call 09/15/24)	275	288,304
4.69%, 12/15/44 (Call 06/15/44)	3,140	3,437,955
5.00%, 11/12/40	1,687	1,885,378
Boston Scientific Corp.
2.65%, 10/01/18	2,100	2,121,409
4.13%, 10/01/23 (Call 07/01/23)	625	655,197
6.00%, 01/15/20	2,500	2,867,585
CareFusion Corp.
1.45%, 05/15/17	55	54,960
3.88%, 05/15/24 (Call 02/15/24)[b]	310	322,427

Security	Principal (000s)	Value
4.88%, 05/15/44 (Call 11/15/43)	$160	$173,863
6.38%, 08/01/19	1,500	1,741,336
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,000	998,297
3.20%, 06/15/22 (Call 03/15/22)	4,000	4,082,810
4.20%, 06/15/20	300	327,385
6.00%, 10/15/17	1,826	2,028,818
6.55%, 10/15/37	20	28,321
CR Bard Inc.
1.38%, 01/15/18	1,550	1,538,024
2.88%, 01/15/16	400	407,335
4.40%, 01/15/21 (Call 10/15/20)	500	545,328
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,000	1,018,065
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	650	717,733
Medtronic Inc.
0.88%, 02/27/17[b]	500	498,250
1.50%, 03/15/18[b,e]	5,000	5,005,724
2.75%, 04/01/23 (Call 01/01/23)	4,000	3,964,689
3.50%, 03/15/25[e]	6,500	6,778,219
3.63%, 03/15/24 (Call 12/15/23)	825	870,929
4.00%, 04/01/43 (Call 10/01/42)	500	513,212
4.13%, 03/15/21 (Call 12/15/20)	1,700	1,849,619
4.38%, 03/15/35[e]	2,750	2,993,233
4.45%, 03/15/20	1,500	1,662,119
4.50%, 03/15/42 (Call 09/15/41)	4,500	4,847,612
4.63%, 03/15/45[e]	1,000	1,128,859
5.55%, 03/15/40	500	619,713
6.50%, 03/15/39	600	826,385
St. Jude Medical Inc.
2.50%, 01/15/16	1,000	1,015,819
4.75%, 04/15/43 (Call 10/15/42)	1,000	1,099,158

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Stryker Corp.
1.30%, 04/01/18	$2,500	$2,475,924
2.00%, 09/30/16	1,000	1,016,852
3.38%, 05/15/24 (Call 02/15/24)	2,000	2,050,121
4.10%, 04/01/43 (Call 10/01/42)	500	506,314
4.38%, 05/15/44 (Call 11/15/43)	1,000	1,047,205
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	800	824,570

		81,566,852
HEALTH CARE — SERVICES — 0.35%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	700	701,734
1.75%, 05/15/17 (Call 04/15/17)[b]	1,700	1,720,484
2.75%, 11/15/22 (Call 08/15/22)	700	702,207
3.50%, 11/15/24 (Call 08/15/24)[b]	1,635	1,702,816
3.95%, 09/01/20	5,850	6,282,218
4.13%, 06/01/21 (Call 03/01/21)	1,800	1,944,960
6.63%, 06/15/36	2,026	2,756,998
Anthem Inc.
2.25%, 08/15/19	2,000	2,000,523
3.13%, 05/15/22	1,050	1,053,477
3.30%, 01/15/23	3,650	3,712,586
3.50%, 08/15/24 (Call 05/15/24)[b]	1,000	1,027,556
4.63%, 05/15/42	2,250	2,414,112
4.65%, 08/15/44 (Call 02/15/44)	1,000	1,093,854
4.85%, 08/15/54 (Call 02/15/54)	500	552,399
5.85%, 01/15/36	1,550	1,942,084
Cigna Corp.
2.75%, 11/15/16	600	616,951
4.38%, 12/15/20 (Call 09/15/20)	2,150	2,330,233

Security	Principal (000s)	Value
4.50%, 03/15/21 (Call 12/15/20)	$3,700	$4,029,189
5.38%, 02/15/42 (Call 08/15/41)	1,200	1,480,522
5.88%, 03/15/41 (Call 09/15/40)	1,750	2,240,953
8.50%, 05/01/19	35	43,520
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	3,400	3,912,936
Dignity Health
2.64%, 11/01/19	400	404,972
5.27%, 11/01/64	500	549,748
Humana Inc.
2.63%, 10/01/19	215	216,864
3.15%, 12/01/22 (Call 09/01/22)	50	50,156
3.85%, 10/01/24 (Call 07/01/24)	1,150	1,195,487
4.63%, 12/01/42 (Call 06/01/42)	2,400	2,487,570
4.95%, 10/01/44 (Call 04/01/44)	1,500	1,636,219
Laboratory Corp. of America Holdings
2.63%, 02/01/20	260	260,370
3.60%, 02/01/25 (Call 11/01/24)	590	596,113
4.63%, 11/15/20 (Call 08/15/20)	2,600	2,831,139
4.70%, 02/01/45 (Call 08/01/44)	1,385	1,408,588
Quest Diagnostics Inc.
2.70%, 04/01/19	3,500	3,533,263
4.25%, 04/01/24 (Call 01/01/24)[b]	2,750	2,926,451
4.70%, 04/01/21	1,800	1,958,130
UnitedHealth Group Inc.
1.63%, 03/15/19	100	99,307
2.30%, 12/15/19	3,010	3,050,485
2.75%, 02/15/23 (Call 11/15/22)	1,000	1,010,217

64	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
2.88%, 03/15/22 (Call 12/15/21)	$250	$255,777
2.88%, 03/15/23[b]	2,000	2,039,221
3.95%, 10/15/42 (Call 04/15/42)	1,100	1,144,171
4.63%, 11/15/41 (Call 05/15/41)	1,800	2,040,566
5.70%, 10/15/40 (Call 04/15/40)	1,000	1,291,602
5.80%, 03/15/36	500	642,792
5.95%, 02/15/41 (Call 08/15/40)	500	667,075
6.00%, 02/15/18	1,200	1,359,211
6.50%, 06/15/37	500	692,959
6.88%, 02/15/38	4,125	5,924,132

		84,534,897
HOLDING COMPANIES — DIVERSIFIED — 0.02%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	1,500	1,501,243
4.88%, 11/30/18	500	520,685
Leucadia National Corp.
6.63%, 10/23/43 (Call 07/23/43)	750	734,046
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	2,000	1,982,475

		4,738,449
HOME FURNISHINGS — 0.03%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	2,000	2,050,682
Whirlpool Corp.
3.70%, 03/01/23	1,850	1,914,440
3.70%, 05/01/25	1,000	1,029,656
4.70%, 06/01/22	500	549,761
4.85%, 06/15/21[b]	1,900	2,116,869

		7,661,408
HOUSEHOLD PRODUCTS & WARES — 0.06%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	2,250	2,233,652

Security	Principal (000s)	Value
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	$500	$503,017
2.88%, 10/01/22	1,000	990,694
3.35%, 12/15/15	350	356,724
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	1,000	1,020,105
3.80%, 11/15/21	1,800	1,937,401
Kimberly-Clark Corp.
1.85%, 03/01/20	565	565,438
1.90%, 05/22/19	3,680	3,701,798
2.65%, 03/01/25	860	862,030
3.88%, 03/01/21	250	274,543
5.30%, 03/01/41	1,000	1,257,248
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,200	1,287,001

		14,989,651
HOUSEWARES — 0.02%
Newell Rubbermaid Inc.
2.88%, 12/01/19 (Call 11/01/19)	420	424,231
4.00%, 06/15/22 (Call 03/15/22)	5,000	5,217,259

		5,641,490
INSURANCE — 0.90%
ACE INA Holdings Inc.
4.15%, 03/13/43	2,125	2,266,428
5.70%, 02/15/17	2,520	2,742,445
Aflac Inc.
3.63%, 11/15/24	2,000	2,086,842
4.00%, 02/15/22	800	860,128
8.50%, 05/15/19	4,557	5,734,553
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	2,075	2,186,648
4.95%, 06/27/22[b]	1,500	1,667,701
5.63%, 09/15/20	500	565,052
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20	650	730,841

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Allstate Corp. (The)
5.55%, 05/09/35	$3,568	$4,504,508
7.45%, 05/16/19	1,000	1,204,340
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	960	969,663
3.88%, 01/15/35 (Call 07/15/34)	4,815	4,855,053
4.13%, 02/15/24[b]	1,540	1,677,310
4.50%, 07/16/44 (Call 01/16/44)	2,395	2,558,870
4.88%, 06/01/22	2,000	2,277,129
5.85%, 01/16/18	4,280	4,801,715
6.25%, 03/15/87	750	832,500
8.18%, 05/15/68 (Call 05/15/38)[a]	5,900	8,171,500
Aon Corp.
3.13%, 05/27/16[b]	1,650	1,688,855
5.00%, 09/30/20	50	56,185
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	5,000	5,115,688
4.60%, 06/14/44 (Call 03/14/44)[b]	910	968,544
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	650	746,492
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	750	793,816
6.00%, 12/15/20	500	573,314
Assurant Inc.
4.00%, 03/15/23	2,000	2,059,196
AXA SA
8.60%, 12/15/30	2,300	3,220,000
AXIS Specialty Finance PLC
2.65%, 04/01/19	75	75,714
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	750	750,669
1.60%, 05/15/17	3,000	3,047,506
3.00%, 05/15/22	6,900	7,124,675
4.40%, 05/15/42	2,000	2,222,728
5.40%, 05/15/18[b]	9,650	10,897,385
5.75%, 01/15/40	650	853,539

Security	Principal (000s)	Value
Berkshire Hathaway Inc.
2.10%, 08/14/19[b]	$4,000	$4,072,864
Chubb Corp. (The)
6.00%, 05/11/37	3,020	4,013,468
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	2,200	2,271,597
5.75%, 08/15/21	150	172,113
6.50%, 08/15/16	1,450	1,556,095
Fidelity National Financial Inc.
5.50%, 09/01/22	3,500	3,801,170
First American Financial Corp.
4.60%, 11/15/24	1,000	1,027,297
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	1,000	1,168,731
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	1,000	1,147,553
5.38%, 03/15/17	3,420	3,684,872
6.30%, 03/15/18	500	564,321
Kemper Corp.
6.00%, 11/30/15	900	932,626
Lincoln National Corp.
4.20%, 03/15/22[b]	4,000	4,275,516
4.85%, 06/24/21	200	222,301
7.00%, 06/15/40	1,000	1,395,478
8.75%, 07/01/19	1,000	1,252,600
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,500	1,446,261
4.13%, 05/15/43 (Call 11/15/42)[b]	2,500	2,431,311
Markel Corp.
4.90%, 07/01/22	1,500	1,663,066
5.35%, 06/01/21	1,700	1,915,352
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	1,530	1,539,431
3.50%, 06/03/24 (Call 03/03/24)	1,250	1,288,722

66	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
MetLife Inc.
1.76%, 12/15/17	$16,500	$16,682,559
3.60%, 04/10/24[b]	5,000	5,281,180
4.72%, 12/15/44	2,500	2,844,160
4.75%, 02/08/21	400	451,154
4.88%, 11/13/43	20	23,107
5.88%, 02/06/41	4,000	5,192,952
7.72%, 02/15/19	750	911,523
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	20	20,907
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	1,000	1,052,178
Principal Financial Group Inc.
6.05%, 10/15/36	2,005	2,514,110
8.88%, 05/15/19	1,224	1,533,379
Progressive Corp. (The)
3.75%, 08/23/21	2,660	2,873,628
4.35%, 04/25/44	1,500	1,646,368
6.70%, 06/15/67 (Call 06/15/17)[a],b	1,605	1,717,350
Prudential Financial Inc.
3.00%, 05/12/16	2,650	2,709,589
3.50%, 05/15/24	750	775,486
4.50%, 11/16/21	200	221,253
4.60%, 05/15/44[b]	500	532,255
5.38%, 06/21/20	400	457,356
5.63%, 05/12/41	1,000	1,199,227
5.63%, 06/15/43 (Call 06/15/23)[a]	5,150	5,471,875
5.80%, 11/16/41	1,800	2,211,849
6.20%, 11/15/40	1,500	1,909,339
7.38%, 06/15/19	500	601,828
8.88%, 06/15/68 (Call 06/15/18)[a]	600	706,500
Series D
6.00%, 12/01/17[b]	2,902	3,243,828
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,400	1,552,227
Symetra Financial Corp.
4.25%, 07/15/24	300	310,479

Security	Principal (000s)	Value
Travelers Companies Inc. (The)
3.90%, 11/01/20	$2,250	$2,427,308
5.35%, 11/01/40	3,500	4,388,431
Trinity Acquisition PLC
4.63%, 08/15/23	1,750	1,853,159
Unum Group
4.00%, 03/15/24[b]	4,000	4,168,606
Validus Holdings Ltd.
8.88%, 01/26/40	1,000	1,386,684
Willis Group Holdings PLC
5.75%, 03/15/21	1,150	1,291,483
WR Berkley Corp.
4.63%, 03/15/22[b]	1,400	1,519,959
5.38%, 09/15/20	1,000	1,120,159
6.25%, 02/15/37	35	43,806
XLIT Ltd.
2.30%, 12/15/18	225	227,026
5.75%, 10/01/21	1,300	1,522,794

		217,327,338
INTERNET — 0.17%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[e]	1,080	1,078,458
2.50%, 11/28/19 (Call 10/28/19)[e]	2,130	2,116,328
3.13%, 11/28/21 (Call 09/28/21)[e]	550	551,313
3.60%, 11/28/24 (Call 08/28/24)[e]	1,555	1,562,078
4.50%, 11/28/34 (Call 05/28/34)[e]	335	342,205
Amazon.com Inc.
1.20%, 11/29/17[b]	1,500	1,494,621
2.50%, 11/29/22 (Call 08/29/22)	4,250	4,131,885
3.80%, 12/05/24 (Call 09/05/24)	2,000	2,097,217
4.80%, 12/05/34 (Call 06/05/34)	3,000	3,242,712
4.95%, 12/05/44 (Call 06/05/44)	2,000	2,151,060
Baidu Inc.
2.75%, 06/09/19	600	600,600
3.50%, 11/28/22	500	503,259

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
eBay Inc.
1.35%, 07/15/17	$950	$945,513
2.20%, 08/01/19 (Call 07/01/19)	1,000	997,747
2.60%, 07/15/22 (Call 04/15/22)	1,050	992,122
2.88%, 08/01/21 (Call 06/01/21)	300	295,173
3.25%, 10/15/20 (Call 07/15/20)	2,400	2,459,116
3.45%, 08/01/24 (Call 05/01/24)[b]	1,000	976,130
4.00%, 07/15/42 (Call 01/15/42)	1,450	1,255,646
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)[b]	1,000	1,007,300
5.95%, 08/15/20[b]	2,000	2,230,498
7.46%, 08/15/18	500	577,921
Google Inc.
2.13%, 05/19/16	1,750	1,787,388
3.38%, 02/25/24	675	719,290
3.63%, 05/19/21	4,650	5,045,979
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	2,250	2,281,180

		41,442,739
IRON & STEEL — 0.08%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)[b]	2,450	2,580,360
5.85%, 06/01/18	3,785	4,260,119
6.40%, 12/01/37	200	250,642
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	1,300	1,312,623
Vale Overseas Ltd.
4.38%, 01/11/22[b]	2,050	1,980,519
6.88%, 11/21/36	5,852	5,774,188
6.88%, 11/10/39[b]	1,500	1,473,822
8.25%, 01/17/34[b]	1,000	1,130,443

		18,762,716

Security	Principal (000s)	Value
LEISURE TIME — 0.02%
Carnival Corp.
3.95%, 10/15/20	$3,400	$3,592,271

		3,592,271
LODGING — 0.06%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	1,855	1,864,451
5.38%, 08/15/21 (Call 05/15/21)	750	850,027
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	1,650	1,697,075
3.25%, 09/15/22 (Call 06/15/22)	1,500	1,519,207
Series N
3.13%, 10/15/21 (Call 07/15/21)	1,675	1,701,310
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,350	1,328,651
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	750	753,132
3.90%, 03/01/23 (Call 12/01/22)	2,750	2,749,443
4.25%, 03/01/22 (Call 12/01/21)	2,500	2,608,439

		15,071,735
MACHINERY — 0.28%
Caterpillar Financial Services Corp.
1.00%, 03/03/17	2,686	2,689,017
1.25%, 08/18/17	2,000	2,005,166
1.63%, 06/01/17[b]	1,250	1,261,102
2.00%, 03/05/20	1,500	1,501,871
2.05%, 08/01/16	2,870	2,918,251
2.10%, 06/09/19	150	151,633
3.25%, 12/01/24	1,000	1,032,695
3.30%, 06/09/24	3,000	3,110,980
7.15%, 02/15/19	3,905	4,665,527

68	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	$3,660	$3,663,997
3.40%, 05/15/24 (Call 02/15/24)	1,850	1,941,423
3.80%, 08/15/42	15	14,998
3.90%, 05/27/21	1,915	2,081,198
4.30%, 05/15/44 (Call 11/15/43)	670	717,987
5.20%, 05/27/41	3,250	3,883,689
6.05%, 08/15/36	300	390,392
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	2,000	2,137,413
7.13%, 03/01/28	18	24,762
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	1,500	1,557,489
5.38%, 10/16/29	100	123,220
Flowserve Corp.
4.00%, 11/15/23 (Call 08/15/23)	2,000	2,075,156
John Deere Capital Corp.
1.35%, 01/16/18	3,680	3,681,914
1.85%, 09/15/16	4,850	4,927,477
2.30%, 09/16/19[b]	2,000	2,029,954
2.80%, 03/04/21	3,379	3,453,502
3.15%, 10/15/21	3,950	4,092,601
3.35%, 06/12/24[b]	1,705	1,792,105
3.90%, 07/12/21	2,600	2,817,064
Joy Global Inc.
5.13%, 10/15/21[b]	250	279,238
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	1,520	1,524,698
2.88%, 03/01/25 (Call 12/01/24)	910	915,561
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,640	1,607,094
Xylem Inc./NY
3.55%, 09/20/16	2,900	2,998,905

		68,068,079

Security	Principal (000s)	Value
MANUFACTURING — 0.32%
3M Co.
1.38%, 09/29/16	$2,750	$2,778,927
1.63%, 06/15/19	100	99,388
2.00%, 06/26/22	1,500	1,475,505
3.88%, 06/15/44	2,000	2,120,096
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,490	1,520,829
Cooper U.S. Inc.
3.88%, 12/15/20 (Call 09/15/20)	100	105,198
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,067,078
Danaher Corp.
2.30%, 06/23/16	150	153,080
3.90%, 06/23/21 (Call 03/23/21)	2,700	2,934,547
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	2,100	2,324,622
5.38%, 03/01/41 (Call 12/01/40)	900	1,103,850
Eaton Corp.
1.50%, 11/02/17	6,000	6,022,961
2.75%, 11/02/22	4,650	4,671,381
4.00%, 11/02/32	800	829,459
General Electric Co.
2.70%, 10/09/22	5,350	5,444,844
3.38%, 03/11/24	5,100	5,406,498
4.13%, 10/09/42	100	106,525
4.50%, 03/11/44	3,765	4,252,032
5.25%, 12/06/17	7,062	7,836,433
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	1,300	1,377,211
3.50%, 03/01/24 (Call 12/01/23)	1,800	1,902,534
4.88%, 09/15/41 (Call 03/15/41)	1,550	1,803,115

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	$1,500	$1,606,706
5.75%, 06/15/43	100	122,021
6.88%, 08/15/18	3,500	4,054,031
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	570	575,782
4.65%, 11/01/44 (Call 05/01/44)	150	158,835
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	4,500	4,876,210
Pentair Finance SA
2.65%, 12/01/19	1,635	1,629,630
3.15%, 09/15/22 (Call 06/15/22)	1,200	1,192,828
Textron Inc.
3.65%, 03/01/21	1,180	1,224,876
3.88%, 03/01/25 (Call 12/01/24)	130	133,105
4.63%, 09/21/16	800	842,436
5.95%, 09/21/21 (Call 06/21/21)	1,050	1,226,535
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	505	505,959
2.38%, 12/17/18 (Call 11/17/18)	470	475,406
3.45%, 08/01/24 (Call 05/01/24)	425	439,439
4.88%, 01/15/21	35	39,201
6.55%, 10/01/17	2,800	3,141,500

		77,580,613
MEDIA — 1.02%
21st Century Fox America Inc.
3.00%, 09/15/22	1,716	1,727,188
4.00%, 10/01/23	1,000	1,074,926
4.75%, 09/15/44 (Call 03/15/44)	1,000	1,121,891
5.40%, 10/01/43[b]	1,000	1,220,806
6.15%, 02/15/41[b]	996	1,302,391

Security	Principal (000s)	Value
6.20%, 12/15/34[b]	$8,497	$11,044,207
6.40%, 12/15/35[b]	1,150	1,513,011
6.65%, 11/15/37	450	610,824
6.90%, 03/01/19	3,600	4,259,093
7.75%, 12/01/45	750	1,154,828
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	50	49,573
3.38%, 03/01/22 (Call 12/01/21)	500	505,198
3.50%, 01/15/25 (Call 10/15/24)	310	311,436
3.70%, 08/15/24 (Call 05/15/24)	1,000	1,024,118
4.30%, 02/15/21 (Call 11/15/20)	750	808,807
4.60%, 01/15/45 (Call 07/15/44)	1,000	1,007,416
4.85%, 07/01/42 (Call 01/01/42)	500	511,831
4.90%, 08/15/44 (Call 02/15/44)	1,750	1,838,234
5.50%, 05/15/33	750	833,195
7.88%, 07/30/30[b]	2,568	3,647,984
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	1,500	2,161,223
Comcast Cable Communications LLC
8.88%, 05/01/17	500	581,778
Comcast Corp.
3.60%, 03/01/24[b]	6,250	6,695,242
4.20%, 08/15/34 (Call 02/15/34)	1,415	1,522,070
4.25%, 01/15/33	5,600	6,042,959
4.65%, 07/15/42	3,500	3,880,208
4.75%, 03/01/44	1,440	1,661,462
5.15%, 03/01/20	6,450	7,384,509
5.65%, 06/15/35	600	748,778
6.45%, 03/15/37	4,218	5,689,259
6.50%, 01/15/17	2,500	2,751,740
6.50%, 11/15/35	1,000	1,368,075

70	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.55%, 07/01/39	$100	$136,659
6.95%, 08/15/37	2,500	3,542,147
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	1,500	1,490,345
3.50%, 03/01/16	6,250	6,403,612
3.80%, 03/15/22	50	51,644
3.95%, 01/15/25 (Call 10/15/24)	755	775,488
4.45%, 04/01/24 (Call 01/01/24)	1,015	1,079,561
5.00%, 03/01/21	5,415	5,988,830
5.15%, 03/15/42	835	858,007
5.20%, 03/15/20	3,925	4,364,071
6.38%, 03/01/41[b]	4,250	4,982,162
Discovery Communications LLC
3.30%, 05/15/22	800	797,281
3.45%, 03/15/25 (Call 12/15/24)	270	270,385
4.38%, 06/15/21	2,350	2,526,357
4.88%, 04/01/43[b]	500	522,054
4.95%, 05/15/42	3,067	3,211,105
5.05%, 06/01/20	2,200	2,445,284
6.35%, 06/01/40	500	617,442
Grupo Televisa SAB
6.63%, 01/15/40	2,000	2,494,861
Historic TW Inc.
6.63%, 05/15/29	500	644,121
6.88%, 06/15/18	50	58,151
NBCUniversal Media LLC
2.88%, 04/01/16	4,150	4,247,079
2.88%, 01/15/23	1,000	1,012,107
4.38%, 04/01/21	3,900	4,320,983
4.45%, 01/15/43	750	821,908
5.15%, 04/30/20[b]	150	171,455
5.95%, 04/01/41	2,623	3,424,253
Scripps Networks Interactive Inc.
2.70%, 12/15/16	2,400	2,461,205
3.90%, 11/15/24 (Call 08/15/24)	1,000	1,046,490
TCI Communications Inc.
7.13%, 02/15/28	750	1,021,521
7.88%, 02/15/26	1,250	1,753,423

Security	Principal (000s)	Value
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	$2,500	$2,578,560
3.95%, 09/30/21 (Call 06/30/21)	2,200	2,338,811
4.30%, 11/23/23 (Call 08/23/23)	1,175	1,265,503
4.50%, 05/23/43 (Call 11/23/42)	1,000	1,025,006
5.85%, 04/15/40	100	121,152
6.50%, 07/15/18	500	571,223
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	7,590	8,009,377
4.13%, 02/15/21 (Call 11/15/20)[b]	1,000	1,058,415
4.50%, 09/15/42 (Call 03/15/42)[b]	2,720	2,714,199
5.00%, 02/01/20[b]	620	685,121
6.55%, 05/01/37	5,543	6,691,190
6.75%, 07/01/18	9,200	10,537,509
6.75%, 06/15/39	2,520	3,118,045
7.30%, 07/01/38	779	1,013,285
8.25%, 04/01/19[b]	2,840	3,457,273
Time Warner Inc.
2.10%, 06/01/19[b]	1,000	997,817
3.40%, 06/15/22[b]	1,300	1,333,523
3.55%, 06/01/24 (Call 03/01/24)[b]	500	517,431
4.00%, 01/15/22	7,050	7,483,344
4.65%, 06/01/44 (Call 12/01/43)	1,000	1,075,765
4.70%, 01/15/21	1,000	1,116,327
4.75%, 03/29/21	550	614,313
4.88%, 03/15/20	100	111,913
6.25%, 03/29/41	4,770	6,136,332
6.50%, 11/15/36	750	982,072
7.63%, 04/15/31	132	186,612
7.70%, 05/01/32	6,031	8,741,022
Viacom Inc.
2.50%, 12/15/16	1,600	1,633,731
3.13%, 06/15/22 (Call 03/15/22)	2,050	2,033,035

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
3.88%, 04/01/24 (Call 01/01/24)	$2,700	$2,744,933
4.25%, 09/01/23 (Call 06/01/23)	3,565	3,715,557
4.38%, 03/15/43	500	464,258
4.50%, 03/01/21[b]	1,750	1,887,808
4.50%, 02/27/42	2,500	2,371,369
4.85%, 12/15/34 (Call 06/15/34)	1,000	1,026,033
5.25%, 04/01/44 (Call 10/01/43)	1,475	1,564,808
5.85%, 09/01/43 (Call 03/01/43)	431	488,464
6.88%, 04/30/36	1,300	1,617,214
Walt Disney Co. (The)
0.88%, 05/30/17[b]	1,750	1,746,955
1.35%, 08/16/16	950	960,283
2.35%, 12/01/22	1,300	1,290,581
2.75%, 08/16/21	500	514,835
3.70%, 12/01/42	1,500	1,514,627
3.75%, 06/01/21	1,300	1,404,893
4.38%, 08/16/41	1,750	1,966,124
7.00%, 03/01/32	1,000	1,462,960
Series E
4.13%, 12/01/41	1,675	1,827,079

		246,310,938
METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
1.25%, 01/15/18	1,395	1,385,173
2.50%, 01/15/23 (Call 10/15/22)	975	957,634
3.90%, 01/15/43 (Call 07/15/42)	1,400	1,437,245
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	500	495,125

		4,275,177
MINING — 0.41%
Barrick Gold Corp.
3.85%, 04/01/22	1,070	1,056,066
6.95%, 04/01/19[b]	700	817,113

Security	Principal (000s)	Value
Barrick North America Finance LLC
4.40%, 05/30/21	$4,100	$4,257,721
5.70%, 05/30/41	4,220	4,269,336
6.80%, 09/15/18	500	574,183
7.50%, 09/15/38	1,550	1,820,590
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	500	515,480
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	4,000	4,054,954
2.05%, 09/30/18	675	685,494
2.88%, 02/24/22	1,750	1,774,605
3.25%, 11/21/21	6,250	6,536,791
4.13%, 02/24/42	2,020	2,087,322
5.00%, 09/30/43	3,948	4,636,414
6.50%, 04/01/19	1,620	1,911,164
Freeport-McMoRan Inc.
2.30%, 11/14/17	400	393,762
3.10%, 03/15/20[b]	4,400	4,220,132
3.55%, 03/01/22 (Call 12/01/21)	1,270	1,153,024
3.88%, 03/15/23 (Call 12/15/22)	3,324	3,032,849
4.00%, 11/14/21	500	481,337
5.45%, 03/15/43 (Call 09/15/42)	5,615	4,934,633
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	250	246,514
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[b]	1,800	1,767,668
4.88%, 03/15/42 (Call 09/15/41)	20	18,533
5.88%, 04/01/35[b]	250	252,382
6.25%, 10/01/39	3,450	3,608,371
Rio Tinto Finance USA Ltd.
2.25%, 09/20/16	850	865,358
3.75%, 09/20/21	3,820	4,023,272
5.20%, 11/02/40	4,320	4,999,190
9.00%, 05/01/19[b]	13,305	16,885,380

72	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	$1,015	$1,025,045
4.13%, 08/21/42 (Call 02/21/42)[b]	1,000	1,018,239
Southern Copper Corp.
3.50%, 11/08/22[b]	1,450	1,402,266
5.25%, 11/08/42	750	675,953
6.75%, 04/16/40	3,000	3,175,321
7.50%, 07/27/35	1,800	2,038,452
Teck Resources Ltd.
2.50%, 02/01/18[b]	2,155	2,122,054
3.15%, 01/15/17	233	237,020
3.75%, 02/01/23 (Call 11/01/22)[b]	100	92,197
4.75%, 01/15/22 (Call 10/15/21)[b]	2,700	2,660,540
5.20%, 03/01/42 (Call 09/01/41)	2,500	2,147,110
6.25%, 07/15/41 (Call 01/15/41)	975	933,278

		99,407,113
OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	2,700	2,787,088
4.75%, 05/15/18[b]	2,513	2,662,036
Xerox Corp.
2.80%, 05/15/20[b]	3,400	3,415,726
2.95%, 03/15/17	800	822,336
4.50%, 05/15/21	3,015	3,259,692
4.80%, 03/01/35	590	590,483
6.35%, 05/15/18	2,670	3,024,219
6.75%, 12/15/39[b]	800	1,001,108

		17,562,688
OIL & GAS — 2.12%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[b]	3,000	3,046,332
4.50%, 07/15/44 (Call 01/15/44)	2,000	2,067,847
5.95%, 09/15/16	4,482	4,798,251
6.45%, 09/15/36	4,525	5,797,365

Security	Principal (000s)	Value
Apache Corp.
1.75%, 04/15/17	$2,000	$2,010,254
2.63%, 01/15/23 (Call 10/15/22)[b]	50	48,002
3.25%, 04/15/22 (Call 01/15/22)	3,650	3,682,993
3.63%, 02/01/21 (Call 11/01/20)	1,750	1,824,841
4.75%, 04/15/43 (Call 10/15/42)	3,025	3,161,601
6.00%, 01/15/37	1,015	1,202,784
Apache Finance Canada Corp.
7.75%, 12/15/29	750	1,061,311
BP Capital Markets PLC
1.38%, 11/06/17	150	149,691
1.38%, 05/10/18[b]	1,450	1,437,582
1.85%, 05/05/17	3,000	3,038,060
2.24%, 05/10/19[b]	2,000	2,012,220
2.25%, 11/01/16	2,700	2,753,135
2.32%, 02/13/20	2,000	2,008,505
2.50%, 11/06/22	2,750	2,685,277
3.13%, 10/01/15	1,050	1,065,224
3.20%, 03/11/16	1,500	1,536,721
3.25%, 05/06/22	1,000	1,027,231
3.54%, 11/04/24	1,645	1,688,700
3.56%, 11/01/21	1,000	1,051,953
3.99%, 09/26/23	3,000	3,195,086
4.74%, 03/11/21	3,150	3,514,183
4.75%, 03/10/19	5,045	5,547,392
British Transco Finance Inc.
6.63%, 06/01/18	3,300	3,811,498
Burlington Resources Finance Co.
7.20%, 08/15/31	500	695,723
7.40%, 12/01/31	1,000	1,423,774
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	120	121,013
3.80%, 04/15/24[b]	1,275	1,289,392
3.90%, 02/01/25 (Call 11/01/24)	1,500	1,523,842
5.70%, 05/15/17	5,918	6,411,574

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.85%, 02/01/35	$500	$560,386
6.00%, 08/15/16	250	266,498
6.25%, 03/15/38	2,565	3,003,126
6.45%, 06/30/33	500	584,748
6.50%, 02/15/37	500	599,742
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,250	1,189,268
5.70%, 10/15/19	5,000	5,520,783
6.75%, 11/15/39	930	1,115,388
Chevron Corp.
1.35%, 11/15/17	3,000	3,013,662
1.37%, 03/02/18	955	956,501
1.72%, 06/24/18 (Call 05/24/18)	5,000	5,043,494
1.96%, 03/03/20	2,000	2,003,542
2.19%, 11/15/19 (Call 10/15/19)	630	639,144
2.36%, 12/05/22 (Call 09/05/22)	2,500	2,465,307
2.41%, 03/03/22 (Call 01/03/22)	1,140	1,142,112
2.43%, 06/24/20 (Call 05/24/20)	3,750	3,819,070
3.19%, 06/24/23 (Call 03/24/23)	2,100	2,181,534
CNOOC Finance 2013 Ltd.
1.13%, 05/09/16	2,000	1,994,275
1.75%, 05/09/18	1,750	1,725,954
3.00%, 05/09/23	2,000	1,942,761
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	1,200	1,276,481
4.88%, 04/30/44	2,500	2,740,307
Conoco Funding Co.
7.25%, 10/15/31	250	350,070
ConocoPhillips
5.75%, 02/01/19	1,540	1,764,394
5.90%, 10/15/32	10,892	13,659,328
5.90%, 05/15/38	750	958,274
6.00%, 01/15/20	550	648,171
6.50%, 02/01/39	145	198,439

Security	Principal (000s)	Value
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)[b]	$1,295	$1,337,139
4.15%, 11/15/34 (Call 05/15/34)[b]	1,160	1,224,100
4.30%, 11/15/44 (Call 05/15/44)[b]	1,615	1,720,032
ConocoPhillips Holding Co.
6.95%, 04/15/29	3,225	4,389,815
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[b]	360	335,824
4.50%, 04/15/23 (Call 01/15/23)	3,870	3,766,349
4.90%, 06/01/44 (Call 12/01/43)	235	211,643
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	450	455,585
4.00%, 07/15/21 (Call 04/15/21)[b]	3,650	3,904,699
4.75%, 05/15/42 (Call 11/15/41)[b]	1,000	1,075,375
5.60%, 07/15/41 (Call 01/15/41)	900	1,069,918
6.30%, 01/15/19	7,371	8,485,570
7.95%, 04/15/32	125	176,212
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[b]	250	216,490
5.70%, 10/15/39	500	478,095
Ecopetrol SA
4.25%, 09/18/18	1,750	1,837,500
5.88%, 09/18/23[b]	1,250	1,343,750
7.38%, 09/18/43	5,250	5,932,500
7.63%, 07/23/19[b]	500	590,000
Encana Corp.
5.90%, 12/01/17[b]	2,380	2,596,753
6.50%, 05/15/19	500	566,441
6.50%, 02/01/38	5,650	6,466,356
Ensco PLC
3.25%, 03/15/16	2,150	2,182,973
4.70%, 03/15/21	2,965	2,987,626

74	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.75%, 10/01/44 (Call 04/01/44)[b]	$1,250	$1,268,821
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	750	758,700
2.50%, 02/01/16	1,500	1,523,469
2.63%, 03/15/23 (Call 12/15/22)[b]	1,215	1,199,525
4.10%, 02/01/21	2,650	2,858,540
EQT Corp.
4.88%, 11/15/21	3,400	3,582,743
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	1,500	1,509,461
3.18%, 03/15/24 (Call 12/15/23)	1,500	1,573,177
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.75%, 02/01/22 (Call 02/01/17)	1,300	1,368,250
6.88%, 02/15/23 (Call 02/15/18)	1,500	1,582,500
Hess Corp.
1.30%, 06/15/17	740	731,680
3.50%, 07/15/24 (Call 04/15/24)[b]	540	533,478
5.60%, 02/15/41	4,800	5,355,877
7.13%, 03/15/33	750	931,418
7.30%, 08/15/31	1,000	1,243,810
7.88%, 10/01/29	500	670,445
8.13%, 02/15/19	1,600	1,910,024
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	125	126,859
4.00%, 04/15/24 (Call 01/15/24)	300	303,288
6.15%, 06/15/19	500	556,447
7.25%, 12/15/19	3,350	3,947,148
Kerr-McGee Corp.
6.95%, 07/01/24	500	620,397
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[b]	2,000	1,938,914

Security	Principal (000s)	Value
6.00%, 10/01/17	$2,248	$2,476,043
6.60%, 10/01/37	1,000	1,200,710
Marathon Petroleum Corp.
3.50%, 03/01/16	150	153,414
4.75%, 09/15/44 (Call 03/15/44)	620	630,445
5.13%, 03/01/21	1,350	1,517,992
6.50%, 03/01/41 (Call 09/01/40)	1,715	2,113,884
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	2,300	2,151,496
4.00%, 06/01/22 (Call 03/01/22)	500	478,588
5.13%, 12/01/42 (Call 06/01/42)	1,000	877,032
7.05%, 05/01/29	500	579,666
Nabors Industries Inc.
5.00%, 09/15/20	1,500	1,458,045
5.10%, 09/15/23 (Call 06/15/23)[b]	2,400	2,241,573
9.25%, 01/15/19	600	688,166
Nexen Energy ULC
6.20%, 07/30/19	2,000	2,298,028
6.40%, 05/15/37	2,170	2,736,564
7.50%, 07/30/39	3,000	4,294,315
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,500	1,596,800
5.25%, 11/15/43 (Call 05/15/43)	125	134,371
6.00%, 03/01/41 (Call 09/01/40)	2,300	2,631,748
Noble Holding International Ltd.
3.95%, 03/15/22[b]	200	177,762
4.63%, 03/01/21[b]	500	464,504
4.90%, 08/01/20[b]	2,500	2,368,350
6.05%, 03/01/41	1,950	1,699,604
6.20%, 08/01/40	1,000	869,098
Occidental Petroleum Corp.
1.75%, 02/15/17	700	707,644
2.50%, 02/01/16	1,000	1,016,847
3.13%, 02/15/22 (Call 11/15/21)	4,225	4,281,847

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Series 1
4.10%, 02/01/21 (Call 11/01/20)	$1,520	$1,644,956
Petrobras Global Finance BV
3.00%, 01/15/19	5,000	4,315,636
3.25%, 03/17/17	800	743,698
3.50%, 02/06/17	3,000	2,813,146
4.38%, 05/20/23	6,500	5,338,562
5.38%, 01/27/21	2,650	2,384,615
5.75%, 01/20/20	4,880	4,516,034
6.25%, 03/17/24[b]	3,255	3,000,515
6.75%, 01/27/41	6,395	5,420,315
6.88%, 01/20/40	1,038	895,420
7.25%, 03/17/44[b]	2,550	2,284,684
7.88%, 03/15/19	3,548	3,592,997
8.38%, 12/10/18[b]	750	768,591
Petroleos Mexicanos
3.50%, 01/30/23	5,800	5,626,000
4.88%, 01/24/22	2,800	2,964,500
4.88%, 01/18/24	3,250	3,428,750
5.50%, 01/21/21	1,988	2,179,345
5.50%, 06/27/44[b]	800	805,000
5.63%, 01/23/46[e]	7,000	7,157,500
5.75%, 03/01/18	5,195	5,701,512
6.38%, 01/23/45	3,000	3,360,000
6.50%, 06/02/41	9,200	10,384,407
6.63%, 06/15/35	3,094	3,538,762
8.00%, 05/03/19	8,520	10,202,700
Phillips 66
2.95%, 05/01/17	2,760	2,856,753
4.30%, 04/01/22	1,515	1,653,655
4.65%, 11/15/34 (Call 05/15/34)	705	756,780
4.88%, 11/15/44 (Call 05/15/44)	1,100	1,192,304
5.88%, 05/01/42	2,020	2,429,940
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)[b]	3,350	3,411,909
Pride International Inc.
6.88%, 08/15/20	2,000	2,268,419
7.88%, 08/15/40[b]	1,000	1,221,375

Security	Principal (000s)	Value
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[b]	$1,250	$1,199,799
4.88%, 06/01/22 (Call 03/01/22)	500	487,218
5.85%, 01/15/44 (Call 07/15/43)	1,025	915,026
Shell International Finance BV
0.90%, 11/15/16[b]	3,000	3,002,359
1.13%, 08/21/17	2,000	2,002,026
2.00%, 11/15/18[b]	3,850	3,911,932
2.38%, 08/21/22	1,175	1,164,806
4.30%, 09/22/19	4,450	4,923,693
4.55%, 08/12/43	8,450	9,636,287
5.50%, 03/25/40	500	635,315
6.38%, 12/15/38	2,151	2,973,910
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[b]	2,550	2,511,210
7.50%, 02/01/18	500	563,843
Statoil ASA
1.80%, 11/23/16	1,000	1,014,469
2.45%, 01/17/23	250	246,060
2.65%, 01/15/24	50	49,518
3.13%, 08/17/17	17,250	18,042,859
3.70%, 03/01/24	1,000	1,070,919
4.80%, 11/08/43	2,000	2,342,163
5.10%, 08/17/40	1,500	1,790,619
5.25%, 04/15/19	8,000	9,073,350
7.75%, 06/15/23	500	655,797
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	935	961,321
6.10%, 06/01/18	1,951	2,201,329
6.50%, 06/15/38	5,620	7,285,776
6.85%, 06/01/39	1,741	2,343,020
Sunoco Inc.
5.75%, 01/15/17	750	802,500
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	2,450	2,411,143
7.75%, 06/01/19	2,750	3,195,374
Tosco Corp.
7.80%, 01/01/27	500	686,089

76	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Total Capital International SA
2.70%, 01/25/23	$2,000	$1,999,551
2.88%, 02/17/22	2,500	2,547,826
3.75%, 04/10/24	2,050	2,196,541
Total Capital SA
2.13%, 08/10/18	7,000	7,134,042
2.30%, 03/15/16	1,500	1,526,315
4.13%, 01/28/21[b]	50	55,148
4.45%, 06/24/20	5,000	5,581,442
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)[b]	450	347,625
5.05%, 12/15/16	500	501,250
6.38%, 12/15/21	2,000	1,745,000
6.50%, 11/15/20[b]	1,100	979,000
6.80%, 03/15/38	4,500	3,577,500
Valero Energy Corp.
6.63%, 06/15/37	5,920	7,347,413
7.50%, 04/15/32	500	649,886
9.38%, 03/15/19	4,519	5,665,088
XTO Energy Inc.
5.50%, 06/15/18	2,200	2,488,790
6.75%, 08/01/37	500	738,504

		511,381,799
OIL & GAS SERVICES — 0.18%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	3,400	3,486,069
5.13%, 09/15/40	800	902,544
7.50%, 11/15/18	1,150	1,370,163
Cameron International Corp.
1.40%, 06/15/17[b]	1,000	985,456
4.50%, 06/01/21 (Call 03/01/21)	2,950	3,083,400
5.95%, 06/01/41 (Call 12/01/40)	500	549,544
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,750	1,732,337
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	3,508	3,646,377
4.50%, 11/15/41 (Call 05/15/41)	2,050	2,155,889

Security	Principal (000s)	Value
6.15%, 09/15/19	$3,200	$3,742,573
6.70%, 09/15/38	715	970,895
7.45%, 09/15/39	715	1,030,050
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	2,215	2,138,722
3.95%, 12/01/42 (Call 06/01/42)	1,150	1,086,217
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	1,700	1,699,512
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	1,715	1,824,181
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	4,750	4,320,290
5.13%, 09/15/20	1,500	1,425,000
6.00%, 03/15/18	1,000	1,035,000
6.50%, 08/01/36	500	449,825
7.00%, 03/15/38	1,250	1,181,417
9.63%, 03/01/19	4,240	4,791,200

		43,606,661
PACKAGING & CONTAINERS — 0.03%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	200	218,574
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	750	774,578
4.50%, 11/01/23 (Call 08/01/23)	2,000	2,129,245
Rock-Tenn Co.
3.50%, 03/01/20	500	513,784
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)[b]	120	128,814
5.75%, 11/01/40 (Call 05/01/40)	2,378	2,825,415

		6,590,410

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
PHARMACEUTICALS — 1.00%
Abbott Laboratories
4.13%, 05/27/20	$1,700	$1,857,202
5.13%, 04/01/19	2,210	2,467,164
5.30%, 05/27/40	1,200	1,496,377
6.00%, 04/01/39	500	661,724
AbbVie Inc.
1.75%, 11/06/17	3,050	3,071,274
2.00%, 11/06/18[b]	3,150	3,157,612
2.90%, 11/06/22	3,040	3,039,309
4.40%, 11/06/42	3,349	3,517,835
Actavis Funding SCS
3.85%, 06/15/24 (Call 03/15/24)[b]	290	294,362
Actavis Inc.
1.88%, 10/01/17	3,200	3,189,690
3.25%, 10/01/22 (Call 07/01/22)	1,100	1,085,194
4.63%, 10/01/42 (Call 04/01/42)	6,315	6,296,584
6.13%, 08/15/19	850	963,650
Allergan Inc./United States
2.80%, 03/15/23 (Call 12/15/22)	2,950	2,742,798
3.38%, 09/15/20	4,200	4,268,255
AmerisourceBergen Corp.
3.40%, 05/15/24[b]	2,250	2,303,089
AstraZeneca PLC
4.00%, 09/18/42[b]	1,000	1,026,415
5.90%, 09/15/17	1,300	1,455,689
6.45%, 09/15/37	5,493	7,536,212
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,400	1,394,056
2.00%, 08/01/22	2,700	2,599,676
3.25%, 11/01/23	1,950	2,031,880
3.25%, 08/01/42[b]	1,750	1,569,368
5.88%, 11/15/36	2,040	2,610,918
6.13%, 05/01/38	500	664,621
Cardinal Health Inc.
1.70%, 03/15/18	3,300	3,294,997
3.20%, 06/15/22	2,300	2,321,882
3.50%, 11/15/24 (Call 08/15/24)	1,000	1,032,315

Security	Principal (000s)	Value
4.50%, 11/15/44 (Call 05/15/44)	$1,500	$1,595,270
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,200	1,274,292
Eli Lilly & Co.
1.25%, 03/01/18	155	154,949
1.95%, 03/15/19	1,475	1,487,966
2.75%, 06/01/25 (Call 03/01/25)	335	335,217
3.70%, 03/01/45 (Call 09/01/44)	265	265,303
5.50%, 03/15/27	700	859,567
5.55%, 03/15/37	3,168	3,912,682
6.77%, 01/01/36	500	690,672
Express Scripts Holding Co.
2.25%, 06/15/19	300	299,707
2.65%, 02/15/17	100	102,650
3.13%, 05/15/16	2,400	2,457,923
3.50%, 06/15/24 (Call 03/15/24)	1,300	1,330,087
3.90%, 02/15/22	3,500	3,695,719
4.75%, 11/15/21	2,250	2,504,279
6.13%, 11/15/41	1,000	1,279,862
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	1,000	1,001,216
5.65%, 05/15/18	4,414	4,981,940
6.38%, 05/15/38	4,530	6,151,813
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	2,000	2,019,681
2.85%, 05/08/22[b]	5,770	5,843,810
Johnson & Johnson
1.65%, 12/05/18	1,950	1,969,122
2.15%, 05/15/16	1,000	1,018,547
3.38%, 12/05/23	1,250	1,345,446
3.55%, 05/15/21	1,300	1,410,396
4.38%, 12/05/33 (Call 06/05/33)[b]	2,000	2,294,940
5.55%, 08/15/17	5,300	5,892,608
5.95%, 08/15/37	2,650	3,641,885
6.95%, 09/01/29	500	717,400
McKesson Corp.
1.29%, 03/10/17	100	100,177

78	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
2.70%, 12/15/22 (Call 09/15/22)	$1,725	$1,694,793
2.85%, 03/15/23 (Call 12/15/22)	2,250	2,225,562
4.75%, 03/01/21 (Call 12/01/20)	3,500	3,879,164
5.70%, 03/01/17	750	815,668
6.00%, 03/01/41 (Call 09/01/40)	500	634,185
7.50%, 02/15/19	1,500	1,796,192
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	595	632,043
5.90%, 11/01/39	1,500	1,872,243
Medco Health Solutions Inc.
7.13%, 03/15/18	3,176	3,663,586
Merck & Co. Inc.
1.10%, 01/31/18	250	248,920
1.30%, 05/18/18	4,750	4,736,381
2.75%, 02/10/25 (Call 11/10/24)	270	269,928
2.80%, 05/18/23	1,000	1,014,464
3.70%, 02/10/45 (Call 08/10/44)	625	624,582
3.88%, 01/15/21 (Call 10/15/20)	3,000	3,263,780
4.15%, 05/18/43	3,125	3,327,987
6.50%, 12/01/33	3,050	4,200,420
6.55%, 09/15/37	2,000	2,818,735
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	5,968	6,759,068
5.95%, 12/01/28	250	327,517
Mylan Inc./PA
5.40%, 11/29/43 (Call 05/29/43)	375	427,085
Novartis Capital Corp.
2.40%, 09/21/22	2,124	2,123,551
3.40%, 05/06/24	2,025	2,147,490
4.40%, 05/06/44	4,023	4,606,261
Novartis Securities Investment Ltd.
5.13%, 02/10/19	3,335	3,761,364

Security	Principal (000s)	Value
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	$2,380	$2,488,973
Perrigo Finance PLC
3.90%, 12/15/24 (Call 09/15/24)	1,000	1,036,044
4.90%, 12/15/44 (Call 06/15/44)	1,000	1,074,267
Pfizer Inc.
1.10%, 05/15/17[b]	1,000	1,004,064
1.50%, 06/15/18	8,515	8,555,531
3.40%, 05/15/24	1,750	1,834,207
4.30%, 06/15/43	5,000	5,346,301
6.20%, 03/15/19	4,145	4,839,382
7.20%, 03/15/39	1,035	1,523,863
Pharmacia Corp.
6.50%, 12/01/18	500	586,790
6.60%, 12/01/28	1,000	1,338,198
Sanofi
1.25%, 04/10/18[b]	2,400	2,396,249
2.63%, 03/29/16	600	613,468
4.00%, 03/29/21[b]	5,825	6,410,110
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,200	1,227,016
Series 2
3.65%, 11/10/21	2,350	2,477,857
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,700	1,808,543
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[b]	2,250	2,260,301
Wyeth LLC
5.95%, 04/01/37	2,303	2,959,963
6.00%, 02/15/36	500	638,177
6.50%, 02/01/34	500	677,366
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	745	739,691
4.70%, 02/01/43 (Call 08/01/42)	4,150	4,218,285

		242,510,889

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
PIPELINES — 0.87%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	$3,500	$3,250,500
5.75%, 09/15/19	500	538,051
5.88%, 11/15/16	18	19,022
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	1,650	1,641,420
4.15%, 07/01/23 (Call 04/01/23)	4,475	4,474,552
4.35%, 10/15/24 (Call 07/15/24)	1,000	1,011,400
4.88%, 02/01/21 (Call 11/01/20)	100	106,200
5.85%, 11/15/43 (Call 05/15/43)	1,000	1,000,900
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	4,050	4,416,120
5.85%, 01/15/41 (Call 07/15/40)	500	647,169
6.00%, 05/15/18[b]	2,500	2,821,270
6.63%, 11/01/37	320	433,085
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 04/01/16)[b]	1,750	1,902,950
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	1,800	1,757,621
5.60%, 04/01/44 (Call 10/01/43)	275	236,673
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	500	646,200
8.63%, 01/15/22	500	627,348
El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/24 (Call 02/01/24)	1,000	1,028,129
5.00%, 10/01/21 (Call 07/01/21)	1,500	1,617,681

Security	Principal (000s)	Value
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)[e]	$650	$637,495
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	1,900	1,979,589
5.50%, 09/15/40 (Call 03/15/40)	350	362,422
Series B
7.50%, 04/15/38	830	1,040,156
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[b]	2,750	2,664,341
4.50%, 06/10/44 (Call 12/10/43)	1,340	1,229,079
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	250	247,396
4.15%, 10/01/20 (Call 08/01/20)	2,175	2,271,121
4.65%, 06/01/21 (Call 03/01/21)	100	106,712
5.20%, 02/01/22 (Call 11/01/21)	250	273,175
6.50%, 02/01/42 (Call 08/01/41)	4,450	5,280,196
7.60%, 02/01/24 (Call 11/01/23)	3,000	3,672,600
9.70%, 03/15/19	2,362	2,954,208
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	2,000	2,119,705
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	500	504,846
3.35%, 03/15/23 (Call 12/15/22)	5,850	5,969,739
3.75%, 02/15/25 (Call 11/15/24)	1,160	1,205,713
3.90%, 02/15/24 (Call 11/15/23)	1,050	1,106,054
4.85%, 08/15/42 (Call 02/15/42)	4,250	4,675,917

80	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.85%, 03/15/44 (Call 09/15/43)	$2,140	$2,364,842
5.10%, 02/15/45 (Call 08/15/44)	4,465	5,087,998
5.95%, 02/01/41	325	402,787
6.45%, 09/01/40	150	195,646
Series L
6.30%, 09/15/17	10,515	11,724,831
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	1,000	999,852
3.50%, 03/01/21 (Call 01/01/21)	500	505,713
3.50%, 09/01/23 (Call 06/01/23)	2,050	2,034,662
3.95%, 09/01/22 (Call 06/01/22)	900	922,693
4.15%, 02/01/24 (Call 11/01/23)[b]	4,000	4,131,566
5.00%, 03/01/43 (Call 09/01/42)	50	49,675
5.30%, 09/15/20	2,035	2,233,668
5.40%, 09/01/44 (Call 03/01/44)[b]	1,080	1,136,614
5.50%, 03/01/44 (Call 09/01/43)	400	431,256
5.95%, 02/15/18	900	993,297
6.00%, 02/01/17	500	538,855
6.50%, 09/01/39	500	579,989
6.85%, 02/15/20	550	642,583
6.95%, 01/15/38	6,972	8,460,923
7.30%, 08/15/33[b]	500	605,232
Kinder Morgan Inc./DE
2.00%, 12/01/17	80	80,098
3.05%, 12/01/19 (Call 11/01/19)	380	383,563
4.30%, 06/01/25 (Call 03/01/25)[b]	2,320	2,422,988
5.05%, 02/15/46 (Call 08/15/45)	1,000	1,016,780
5.30%, 12/01/34 (Call 06/01/34)	5,390	5,681,375
5.55%, 06/01/45 (Call 12/01/44)	3,505	3,759,633

Security	Principal (000s)	Value
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	$400	$396,504
4.25%, 02/01/21	2,000	2,173,600
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,650	1,643,663
3.20%, 09/15/18 (Call 08/15/18)[b]	4,975	5,064,592
3.38%, 10/01/22 (Call 07/01/22)	1,000	940,471
6.13%, 02/01/41 (Call 08/01/40)	2,950	3,079,039
6.65%, 10/01/36	750	823,590
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	2,000	2,044,417
4.90%, 02/15/45 (Call 08/15/44)	1,000	1,091,771
5.00%, 02/01/21 (Call 11/01/20)	5,175	5,766,763
5.15%, 06/01/42 (Call 12/01/41)	1,050	1,165,327
6.50%, 05/01/18	500	568,668
6.65%, 01/15/37	400	509,477
8.75%, 05/01/19	250	310,847
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	2,865	2,995,719
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	2,540	2,384,875
7.50%, 09/15/38	450	534,960
8.00%, 10/01/19	900	1,091,168
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	1,250	1,281,215
4.60%, 06/15/21 (Call 03/15/21)	742	813,380

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Sunoco Logistics Partners Operations LP
4.65%, 02/15/22	$11	$11,724
5.35%, 05/15/45 (Call 11/15/44)	500	539,622
6.10%, 02/15/42	1,500	1,744,355
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	550	577,929
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28[b]	500	632,000
7.50%, 04/01/17	2,800	3,112,437
TransCanada PipeLines Ltd.
1.88%, 01/12/18	1,270	1,274,357
2.50%, 08/01/22	1,450	1,415,987
3.75%, 10/16/23 (Call 07/16/23)	1,750	1,826,379
3.80%, 10/01/20	1,015	1,074,993
4.63%, 03/01/34 (Call 12/01/33)	1,875	2,009,692
5.85%, 03/15/36	500	593,938
6.10%, 06/01/40	2,000	2,447,344
6.50%, 08/15/18	400	459,786
7.13%, 01/15/19	1,778	2,093,760
7.63%, 01/15/39	1,544	2,203,833
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	3,750	3,866,009
5.38%, 06/01/21 (Call 03/01/21)	1,250	1,393,375
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	450	419,164
4.55%, 06/24/24 (Call 03/24/24)	355	345,697
7.50%, 01/15/31	500	554,602
7.88%, 09/01/21	3,400	3,946,273
8.75%, 03/15/32	1,619	1,963,669
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	350	359,956
4.13%, 11/15/20 (Call 08/15/20)	1,450	1,512,683

Security	Principal (000s)	Value
4.30%, 03/04/24 (Call 12/04/23)[b]	$1,875	$1,927,036
4.90%, 01/15/45 (Call 10/15/44)	1,250	1,216,875
5.25%, 03/15/20[b]	1,175	1,291,787
5.80%, 11/15/43 (Call 05/15/43)	600	653,504
6.30%, 04/15/40	2,870	3,268,563
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	75	77,062
4.88%, 03/15/24 (Call 03/15/19)	2,500	2,575,000
6.13%, 07/15/22 (Call 01/15/17)	2,500	2,675,000
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	2,300	2,532,617

		211,140,928
REAL ESTATE — 0.01%
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	500	515,365
5.88%, 06/15/17	500	547,799
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	500	518,263

		1,581,427
REAL ESTATE INVESTMENT TRUSTS — 0.64%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	1,000	993,046
3.90%, 06/15/23 (Call 03/15/23)	500	510,982
American Tower Corp.
3.40%, 02/15/19	2,265	2,323,769
3.45%, 09/15/21	500	499,885
3.50%, 01/31/23	1,550	1,512,948
4.50%, 01/15/18	2,300	2,446,317
4.70%, 03/15/22	5,000	5,290,459
5.00%, 02/15/24	3,250	3,517,230

82	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
7.00%, 10/15/17	$500	$562,811
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	500	489,313
3.95%, 01/15/21 (Call 10/15/20)	1,700	1,800,719
4.20%, 12/15/23	250	268,952
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)[b]	2,500	2,489,281
3.70%, 11/15/18 (Call 08/15/18)	2,000	2,119,760
3.80%, 02/01/24 (Call 11/01/23)[b]	1,000	1,041,032
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)	1,150	1,222,260
4.63%, 06/15/21 (Call 03/15/21)	122	133,202
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	3,000	3,233,623
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	2,250	2,187,018
3.70%, 06/15/21 (Call 04/15/21)	2,000	2,010,478
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	500	539,594
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)[b]	3,500	3,443,626
3.50%, 01/15/21 (Call 11/15/20)[b]	20	20,464
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	3,350	3,343,766
5.25%, 03/15/21 (Call 12/15/20)	1,500	1,654,392
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	1,750	1,816,193

Security	Principal (000s)	Value
4.38%, 06/15/22 (Call 03/15/22)	$1,000	$1,068,777
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[b]	50	49,632
4.50%, 07/01/44 (Call 01/01/44)	2,000	2,119,189
4.75%, 07/15/20 (Call 04/15/20)	4,900	5,406,192
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	250	256,745
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	200	196,306
4.25%, 11/15/23 (Call 08/15/23)	750	793,505
5.38%, 02/01/21 (Call 11/03/20)	4,640	5,197,150
5.63%, 05/01/17	2,025	2,197,691
Health Care REIT Inc.
3.63%, 03/15/16	200	205,300
4.13%, 04/01/19 (Call 01/01/19)	1,600	1,709,384
4.95%, 01/15/21 (Call 10/15/20)[b]	2,200	2,417,616
5.13%, 03/15/43 (Call 09/15/42)	850	956,064
6.50%, 03/15/41 (Call 09/15/40)[b]	3,800	5,021,267
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)[b]	500	498,148
5.75%, 01/15/21	1,100	1,236,278
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	2,750	2,785,154
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	250	256,547
5.00%, 08/15/22 (Call 02/15/22)	3,800	4,027,971

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	$500	$520,625
Series D
3.75%, 10/15/23 (Call 07/15/23)	1,625	1,636,285
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	2,875	3,095,771
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	2,000	2,176,106
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	200	199,981
3.15%, 05/15/23 (Call 02/15/23)	2,500	2,286,120
4.50%, 04/18/22 (Call 01/18/22)	1,250	1,268,254
7.75%, 08/15/19	2,010	2,368,296
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	1,000	1,064,875
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	500	514,480
5.50%, 07/15/21 (Call 04/15/21)	700	799,163
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	1,500	1,581,989
ProLogis LP
4.25%, 08/15/23 (Call 05/15/23)	1,750	1,870,902
4.50%, 08/15/17	1,800	1,914,725
6.88%, 03/15/20 (Call 12/16/19)	1,400	1,654,646
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	2,000	2,172,092
5.75%, 01/15/21 (Call 10/15/20)	75	86,421

Security	Principal (000s)	Value
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	$1,000	$1,010,884
4.75%, 05/01/24 (Call 11/01/23)	2,500	2,598,343
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	2,050	2,030,800
4.38%, 03/01/21 (Call 12/01/20)	12,200	13,536,330
4.75%, 03/15/42 (Call 09/15/41)[b]	2,000	2,263,855
5.65%, 02/01/20 (Call 11/01/19)	5,170	5,943,746
6.75%, 02/01/40 (Call 11/01/39)	100	140,027
Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	2,300	2,382,970
UDR Inc.
4.25%, 06/01/18	1,550	1,659,102
4.63%, 01/10/22 (Call 10/10/21)	1,500	1,635,464
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	750	763,408
4.25%, 03/01/22 (Call 12/01/21)	4,050	4,308,244
4.75%, 06/01/21 (Call 03/01/21)	1,150	1,258,844
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	500	553,388
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	1,750	1,896,537
Weyerhaeuser Co.
6.88%, 12/15/33	2,990	3,864,328
7.38%, 03/15/32	1,975	2,661,677

		155,588,714

84	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
RETAIL — 0.82%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)[b]	$1,250	$1,342,198
4.50%, 12/01/23 (Call 09/01/23)	1,000	1,072,737
AutoZone Inc.
1.30%, 01/13/17	1,075	1,078,495
3.13%, 07/15/23 (Call 04/15/23)	1,000	994,290
3.70%, 04/15/22 (Call 01/15/22)	500	521,497
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	915	975,826
5.17%, 08/01/44 (Call 02/01/44)	450	487,110
Costco Wholesale Corp.
1.70%, 12/15/19	4,000	3,975,554
2.25%, 02/15/22	680	666,943
5.50%, 03/15/17	500	547,180
CVS Health Corp.
1.20%, 12/05/16[b]	1,050	1,055,794
2.25%, 08/12/19 (Call 07/12/19)	2,500	2,537,147
2.75%, 12/01/22 (Call 09/01/22)[b]	1,700	1,703,091
3.38%, 08/12/24 (Call 05/12/24)	2,500	2,592,637
4.00%, 12/05/23 (Call 09/05/23)	500	542,670
4.75%, 05/18/20 (Call 12/18/19)[b]	1,850	2,067,777
6.13%, 09/15/39	3,295	4,306,763
6.25%, 06/01/27	500	647,435
Darden Restaurants Inc.
6.45%, 10/15/17	1,250	1,366,078
7.05%, 10/15/37	150	178,263
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	2,700	3,078,092
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	1,100	1,115,859

Security	Principal (000s)	Value
3.75%, 02/15/24 (Call 11/15/23)	$2,000	$2,172,826
4.20%, 04/01/43 (Call 10/01/42)	3,300	3,575,478
4.40%, 04/01/21 (Call 01/01/21)	7,600	8,531,229
4.40%, 03/15/45 (Call 09/15/44)	410	457,846
5.40%, 03/01/16	3,112	3,261,242
5.88%, 12/16/36	2,290	3,000,415
5.95%, 04/01/41 (Call 10/01/40)	2,765	3,653,647
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	300	315,892
4.75%, 12/15/23 (Call 09/15/23)	3,250	3,559,404
6.00%, 01/15/33	100	113,718
6.88%, 12/15/37	500	643,289
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)[b]	1,750	1,771,900
3.75%, 04/15/21 (Call 01/15/21)[b]	2,000	2,161,460
3.80%, 11/15/21 (Call 08/15/21)	650	705,186
4.65%, 04/15/42 (Call 10/15/41)	300	339,003
5.00%, 09/15/43 (Call 03/15/43)	75	89,370
5.13%, 11/15/41 (Call 05/15/41)	2,000	2,394,743
5.80%, 04/15/40 (Call 10/15/39)[b]	2,000	2,581,439
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[b]	2,000	2,065,527
3.88%, 01/15/22 (Call 10/15/21)	1,750	1,855,067
4.50%, 12/15/34 (Call 06/15/34)	1,000	1,046,920
5.13%, 01/15/42 (Call 07/15/41)[b]	750	841,438

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.90%, 12/01/16	$2,700	$2,918,886
6.38%, 03/15/37	1,900	2,443,860
McDonald’s Corp.
2.63%, 01/15/22	1,500	1,502,043
3.70%, 02/15/42[b]	4,725	4,573,064
5.35%, 03/01/18	1,952	2,174,617
5.80%, 10/15/17	200	223,657
6.30%, 10/15/37	500	659,050
6.30%, 03/01/38	1,500	1,995,544
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,800	1,928,126
4.75%, 05/01/20[b]	3,100	3,435,422
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,829,679
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,210,141
QVC Inc.
3.13%, 04/01/19	200	200,159
5.13%, 07/02/22	2,200	2,341,076
5.45%, 08/15/34 (Call 02/15/34)	2,000	1,973,139
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)	250	253,436
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[b]	3,000	2,974,667
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	2,325	2,357,965
3.85%, 10/01/23 (Call 07/01/23)	1,500	1,633,466
Target Corp.
2.30%, 06/26/19	1,000	1,020,524
2.90%, 01/15/22	1,500	1,539,272
4.00%, 07/01/42	20	20,872
7.00%, 01/15/38	6,032	8,851,906
Tiffany & Co.
3.80%, 10/01/24 (Call 07/01/24)[b,e]	950	964,729
4.90%, 10/01/44 (Call 04/01/44)[e]	450	464,634

Security	Principal (000s)	Value
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	$975	$953,460
6.95%, 04/15/19	232	276,672
Wal-Mart Stores Inc.
1.95%, 12/15/18	6,000	6,125,477
2.55%, 04/11/23 (Call 01/11/23)	1,020	1,025,585
2.80%, 04/15/16	7,400	7,589,926
3.30%, 04/22/24 (Call 01/22/24)	4,320	4,571,731
4.00%, 04/11/43 (Call 10/11/42)	3,000	3,179,659
4.25%, 04/15/21	2,624	2,926,711
4.30%, 04/22/44 (Call 10/22/43)	900	1,001,031
4.75%, 10/02/43 (Call 04/02/43)	7,829	9,190,774
5.00%, 10/25/40	1,750	2,097,407
5.38%, 04/05/17	1,000	1,093,875
5.63%, 04/01/40	25	32,366
5.63%, 04/15/41	228	295,916
5.80%, 02/15/18	1,050	1,187,495
6.50%, 08/15/37	8,897	12,447,158
Walgreen Co.
1.80%, 09/15/17	1,000	1,010,358
3.10%, 09/15/22	3,815	3,839,776
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	1,000	1,017,303
4.50%, 11/18/34 (Call 05/18/34)	4,610	4,857,306
4.80%, 11/18/44 (Call 05/18/44)	937	1,015,504
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,300	1,337,091
3.88%, 11/01/20 (Call 08/01/20)[b]	900	938,932
3.88%, 11/01/23 (Call 08/01/23)	1,250	1,288,240
6.88%, 11/15/37	1,250	1,624,044

		198,404,206

86	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
SAVINGS & LOANS — 0.02%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	$500	$508,124
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	3,175	3,290,666
4.63%, 04/19/16	550	570,796

		4,369,586
SEMICONDUCTORS — 0.17%
Altera Corp.
2.50%, 11/15/18	1,500	1,523,872
4.10%, 11/15/23	650	688,893
Analog Devices Inc.
3.00%, 04/15/16	650	665,547
Applied Materials Inc.
2.65%, 06/15/16	250	254,933
4.30%, 06/15/21	800	863,758
5.85%, 06/15/41	1,250	1,532,068
Broadcom Corp.
2.50%, 08/15/22 (Call 05/15/22)[b]	2,500	2,432,880
2.70%, 11/01/18[b]	900	922,110
4.50%, 08/01/34 (Call 02/01/34)	630	680,788
Intel Corp.
1.35%, 12/15/17	11,235	11,280,005
1.95%, 10/01/16	950	967,857
2.70%, 12/15/22	3,250	3,256,069
3.30%, 10/01/21[b]	5,670	5,960,001
4.00%, 12/15/32[b]	500	513,892
4.80%, 10/01/41	1,329	1,473,289
KLA-Tencor Corp.
2.38%, 11/01/17	255	258,110
3.38%, 11/01/19 (Call 10/01/19)	190	196,292
4.65%, 11/01/24 (Call 08/01/24)	1,860	1,953,634
5.65%, 11/01/34 (Call 07/01/34)	375	410,185
Maxim Integrated Products Inc.
2.50%, 11/15/18	950	956,650

Security	Principal (000s)	Value
Texas Instruments Inc.
0.88%, 03/12/17	$500	$498,213
1.65%, 08/03/19	200	197,857
2.38%, 05/16/16	2,700	2,754,199
2.75%, 03/12/21 (Call 02/12/21)	1,150	1,168,757
Xilinx Inc.
2.13%, 03/15/19	225	225,618

		41,635,477
SOFTWARE — 0.35%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	810	813,145
Autodesk Inc.
1.95%, 12/15/17	875	876,094
3.60%, 12/15/22 (Call 09/15/22)	500	503,186
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	1,500	1,575,356
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	3,710	3,939,263
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[b]	1,000	1,043,647
Fidelity National Information Services Inc.
1.45%, 06/05/17	1,500	1,498,218
3.50%, 04/15/23 (Call 01/15/23)	500	500,924
Fiserv Inc.
3.13%, 06/15/16	125	128,143
3.50%, 10/01/22 (Call 07/01/22)	2,250	2,308,208
4.75%, 06/15/21	1,000	1,104,181
Intuit Inc.
5.75%, 03/15/17	3,207	3,472,682
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)[b]	1,000	1,006,804
2.38%, 05/01/23 (Call 02/01/23)[b]	1,200	1,184,327

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
2.70%, 02/12/25 (Call 11/12/24)	$590	$592,364
3.50%, 02/12/35 (Call 08/12/34)	5,965	5,919,488
3.50%, 11/15/42	1,500	1,449,836
3.63%, 12/15/23 (Call 09/15/23)	1,725	1,866,067
3.75%, 02/12/45 (Call 08/12/44)[b]	4,200	4,197,212
4.00%, 02/08/21[b]	3,750	4,155,893
4.00%, 02/12/55 (Call 08/12/54)	630	628,288
4.20%, 06/01/19	3,010	3,316,730
4.50%, 10/01/40	1,100	1,226,478
5.20%, 06/01/39[b]	2,900	3,569,067
5.30%, 02/08/41	500	621,709
Oracle Corp.
1.20%, 10/15/17	5,315	5,321,371
2.38%, 01/15/19	275	281,367
2.50%, 10/15/22	4,000	3,985,350
3.63%, 07/15/23[b]	50	53,201
4.30%, 07/08/34 (Call 01/08/34)	3,384	3,684,865
5.00%, 07/08/19	1,025	1,156,950
5.25%, 01/15/16	5,757	5,997,090
5.38%, 07/15/40	4,704	5,734,250
5.75%, 04/15/18	1,710	1,933,558
6.13%, 07/08/39	2,720	3,566,453
6.50%, 04/15/38	3,250	4,441,729

		83,653,494
TELECOMMUNICATIONS — 1.46%
America Movil SAB de CV
2.38%, 09/08/16	700	713,375
3.13%, 07/16/22[b]	1,850	1,885,692
4.38%, 07/16/42[b]	2,750	2,794,618
5.00%, 03/30/20[b]	7,600	8,565,392
6.13%, 11/15/37	1,000	1,239,310
6.13%, 03/30/40	1,250	1,572,471
AT&T Inc.
1.70%, 06/01/17	2,405	2,410,097
2.30%, 03/11/19[b]	500	501,077
2.40%, 08/15/16	8,000	8,131,879
2.95%, 05/15/16	4,832	4,938,521

Security	Principal (000s)	Value
3.00%, 02/15/22	$100	$99,359
3.88%, 08/15/21	4,820	5,050,304
3.90%, 03/11/24 (Call 12/11/23)[b]	4,000	4,165,284
4.35%, 06/15/45 (Call 12/15/44)	14,525	13,699,202
4.45%, 05/15/21[b]	3,520	3,806,140
4.80%, 06/15/44 (Call 12/15/43)	1,640	1,654,325
5.35%, 09/01/40	4,100	4,364,717
5.50%, 02/01/18	80	88,057
5.55%, 08/15/41	5,780	6,312,109
6.15%, 09/15/34	750	894,058
6.50%, 09/01/37	250	302,090
6.55%, 02/15/39	1,015	1,237,509
BellSouth Capital Funding Corp.
7.88%, 02/15/30	500	668,948
BellSouth Corp.
6.00%, 11/15/34[b]	750	864,470
6.55%, 06/15/34	500	606,122
British Telecommunications PLC
2.35%, 02/14/19	2,725	2,755,493
5.95%, 01/15/18	900	1,005,379
9.63%, 12/15/30	2,570	4,165,908
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	1,000	1,010,130
Cisco Systems Inc.
1.10%, 03/03/17	1,950	1,959,544
3.63%, 03/04/24[b]	2,400	2,585,834
4.45%, 01/15/20	3,650	4,066,034
5.50%, 01/15/40	1,280	1,598,554
5.90%, 02/15/39	3,580	4,529,277
Corning Inc.
4.75%, 03/15/42[b]	1,825	1,988,267
5.75%, 08/15/40	1,750	2,126,801
Deutsche Telekom International Finance BV
6.00%, 07/08/19	300	348,367
6.75%, 08/20/18	750	871,530
8.75%, 06/15/30	5,243	7,973,628
Embarq Corp.
7.08%, 06/01/16	3,032	3,248,450
8.00%, 06/01/36	3,400	3,952,500

88	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Harris Corp.
4.40%, 12/15/20	$1,950	$2,072,289
Juniper Networks Inc.
3.10%, 03/15/16	1,050	1,068,853
4.50%, 03/15/24[b]	2,000	2,024,731
4.60%, 03/15/21	1,700	1,781,754
5.95%, 03/15/41	2,525	2,612,267
Motorola Solutions Inc.
3.50%, 03/01/23	2,600	2,599,465
3.75%, 05/15/22	1,950	1,986,594
4.00%, 09/01/24	1,000	1,033,329
5.50%, 09/01/44	500	537,250
7.50%, 05/15/25[b]	1,000	1,233,718
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	400	399,501
Orange SA
2.75%, 09/14/16	3,050	3,126,282
2.75%, 02/06/19	6,700	6,888,043
5.38%, 07/08/19	4,063	4,594,888
5.38%, 01/13/42	1,250	1,453,180
9.00%, 03/01/31	1,445	2,219,589
Pacific Bell Telephone Co.
7.13%, 03/15/26	4,500	5,743,589
Qwest Corp.
6.75%, 12/01/21	2,615	2,981,100
6.88%, 09/15/33 (Call 03/30/15)	1,750	1,763,125
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	4,625	5,175,851
5.45%, 10/01/43 (Call 04/01/43)	1,775	2,075,769
6.80%, 08/15/18	3,220	3,715,879
Telefonica Emisiones SAU
3.19%, 04/27/18	5,000	5,212,289
3.99%, 02/16/16[b]	2,300	2,365,388
5.13%, 04/27/20	3,000	3,379,338
5.46%, 02/16/21[b]	2,850	3,271,455
7.05%, 06/20/36	3,254	4,428,280
Verizon Communications Inc.
2.00%, 11/01/16	6,400	6,494,473
2.55%, 06/17/19	22,125	22,528,099

Security	Principal (000s)	Value
3.50%, 11/01/21	$700	$725,116
3.50%, 11/01/24 (Call 08/01/24)	1,000	1,020,708
3.65%, 09/14/18[b]	7,375	7,813,977
3.85%, 11/01/42 (Call 05/01/42)	500	459,706
4.15%, 03/15/24 (Call 12/15/23)	500	534,846
4.40%, 11/01/34 (Call 05/01/34)	1,000	1,019,001
4.50%, 09/15/20	850	930,337
4.60%, 04/01/21	3,250	3,568,638
5.01%, 08/21/54[e]	4,500	4,714,519
5.05%, 03/15/34 (Call 12/15/33)	4,250	4,644,418
5.15%, 09/15/23	6,605	7,569,650
5.50%, 02/15/18	1,000	1,106,897
5.85%, 09/15/35	500	597,844
6.00%, 04/01/41	1,750	2,121,821
6.10%, 04/15/18	1,500	1,692,434
6.35%, 04/01/19	2,513	2,917,702
6.40%, 09/15/33	15,050	18,918,067
6.40%, 02/15/38	200	253,243
6.55%, 09/15/43	20,350	26,723,916
7.75%, 12/01/30	12,192	17,258,774
Verizon Florida LLC Series E
6.86%, 02/01/28[b]	250	257,701
Verizon Maryland LLC Series B
5.13%, 06/15/33	1,750	1,798,435
Verizon New England Inc.
7.88%, 11/15/29	250	324,094
Vodafone Group PLC
1.25%, 09/26/17[b]	300	298,091
2.50%, 09/26/22	2,900	2,784,705
2.95%, 02/19/23	2,020	1,992,702
4.38%, 02/19/43[b]	4,025	3,961,956
4.63%, 07/15/18	3,250	3,532,192
5.63%, 02/27/17	7,197	7,798,273

		352,856,953

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
TEXTILES — 0.01%
Cintas Corp. No. 2
2.85%, 06/01/16	$685	$698,515
6.15%, 08/15/36	27	34,832
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,750	1,767,053

		2,500,400
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)[b]	205	205,967
5.10%, 05/15/44 (Call 11/15/43)	2,629	2,699,671
Mattel Inc.
2.50%, 11/01/16	150	152,575
3.15%, 03/15/23 (Call 12/15/22)[b]	1,525	1,527,854
4.35%, 10/01/20	400	426,424
5.45%, 11/01/41 (Call 05/01/41)[b]	2,100	2,287,601
6.20%, 10/01/40	7	8,442

		7,308,534
TRANSPORTATION — 0.48%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)[b]	300	304,325
3.05%, 09/01/22 (Call 06/01/22)[b]	3,350	3,426,147
3.40%, 09/01/24 (Call 06/01/24)	6,600	6,864,597
3.85%, 09/01/23 (Call 06/01/23)	800	860,725
4.55%, 09/01/44 (Call 03/01/44)	1,775	1,943,732
4.70%, 10/01/19	3,600	4,006,295
4.90%, 04/01/44 (Call 10/01/43)	3,240	3,713,568
5.75%, 03/15/18	550	617,587
6.15%, 05/01/37[b]	3,403	4,505,572

Security	Principal (000s)	Value
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	$3,300	$3,230,408
2.85%, 12/15/21 (Call 09/15/21)	950	974,353
2.95%, 11/21/24 (Call 08/21/24)	4,160	4,227,895
3.50%, 11/15/42 (Call 05/15/42)	500	484,123
5.55%, 03/01/19	3,600	4,100,295
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	1,000	986,290
5.95%, 05/15/37	248	316,838
7.13%, 10/15/31	2,250	3,099,755
7.25%, 05/15/19	1,000	1,198,465
Con–way Inc.
6.70%, 05/01/34	2,000	2,296,507
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)[b]	750	776,148
3.70%, 10/30/20 (Call 07/30/20)	50	53,272
4.50%, 08/01/54 (Call 02/01/54)	250	268,150
6.00%, 10/01/36	5,832	7,493,877
6.22%, 04/30/40	100	133,010
FedEx Corp.
2.63%, 08/01/22	2,900	2,882,930
3.20%, 02/01/25	1,000	1,013,314
3.90%, 02/01/35	1,635	1,652,197
4.00%, 01/15/24[b]	1,000	1,082,796
4.10%, 02/01/45	1,125	1,139,793
4.90%, 01/15/34	2,950	3,348,328
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)[b]	1,500	1,585,647
Kansas City Southern de Mexico SA de CV
3.00%, 05/15/23 (Call 02/15/23)	700	690,865
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	3,700	3,756,607

90	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
3.25%, 12/01/21 (Call 09/01/21)	$2,000	$2,058,700
3.85%, 01/15/24 (Call 10/15/23)	3,000	3,210,613
4.84%, 10/01/41	3,907	4,436,620
7.25%, 02/15/31	450	618,426
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	750	804,600
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	1,650	1,687,265
2.50%, 03/01/18 (Call 02/01/18)	1,750	1,784,601
2.55%, 06/01/19 (Call 05/01/19)	750	756,697
2.65%, 03/02/20 (Call 02/20/20)	240	242,528
3.50%, 06/01/17	700	731,590
3.60%, 03/01/16[b]	1,000	1,026,279
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	140	138,620
3.75%, 03/15/24 (Call 12/15/23)	1,650	1,789,751
3.88%, 02/01/55 (Call 08/01/54)	395	386,449
4.00%, 02/01/21 (Call 11/01/20)[b]	2,250	2,464,222
4.15%, 01/15/45 (Call 07/15/44)	1,000	1,073,860
4.16%, 07/15/22 (Call 04/15/22)	1,000	1,110,436
4.25%, 04/15/43 (Call 10/15/42)	2,475	2,676,103
4.75%, 09/15/41 (Call 03/15/41)	1,000	1,157,334
4.75%, 12/15/43 (Call 06/15/43)	1,700	1,987,002
United Parcel Service Inc.
2.45%, 10/01/22[b]	5,415	5,373,024
3.13%, 01/15/21	2,125	2,232,252
3.63%, 10/01/42	525	524,204

Security	Principal (000s)	Value
5.13%, 04/01/19	$1,220	$1,381,375
5.50%, 01/15/18	500	558,988
6.20%, 01/15/38	1,846	2,493,553

		115,739,503
TRUCKING & LEASING — 0.03%
GATX Corp.
1.25%, 03/04/17	500	497,798
2.38%, 07/30/18	16	16,159
2.50%, 03/15/19	2,730	2,743,193
2.50%, 07/30/19	750	751,437
3.25%, 03/30/25 (Call 12/30/24)	1,000	981,102
3.50%, 07/15/16	1,000	1,031,154
3.90%, 03/30/23	250	259,605
4.85%, 06/01/21	600	662,672

		6,943,120
WATER — 0.02%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	1,750	1,800,922
4.30%, 12/01/42 (Call 06/01/42)	2,250	2,402,608

		4,203,530

TOTAL CORPORATE BONDS & NOTES
(Cost: $5,733,447,156)		5,984,903,289

FOREIGN GOVERNMENT OBLIGATIONS[f] — 3.83%

BRAZIL — 0.19%
Brazilian Government International Bond
2.63%, 01/05/23[b]	5,500	4,867,500
4.25%, 01/07/25[b]	4,631	4,492,070
4.88%, 01/22/21[b]	4,100	4,294,750
5.63%, 01/07/41[b]	7,150	7,185,750
5.88%, 01/15/19[b]	2,760	3,052,560
7.13%, 01/20/37[b]	7,592	8,996,519
8.00%, 01/15/18	1,579	1,721,110
8.25%, 01/20/34[b]	1,500	1,950,000
8.75%, 02/04/25[b]	1,000	1,310,000
8.88%, 04/15/24	500	653,750
10.13%, 05/15/27	3,750	5,638,125

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
11.00%, 08/17/40 (Call 08/17/15)	$2,600	$2,723,500

		46,885,634
CANADA — 0.47%
Canada Government International Bond
0.88%, 02/14/17	5,150	5,169,552
1.63%, 02/27/19	4,000	4,038,816
Export Development Canada
0.63%, 12/15/16[b]	4,000	3,996,596
0.75%, 12/15/17[b]	6,000	5,946,116
Province of British Columbia
1.20%, 04/25/17[b]	8,850	8,919,703
2.10%, 05/18/16	3,000	3,056,809
2.65%, 09/22/21	2,000	2,082,111
Province of Manitoba Canada
1.13%, 06/01/18[b]	8,650	8,590,168
3.05%, 05/14/24	750	789,912
Province of Ontario Canada
1.20%, 02/14/18	2,500	2,492,895
1.65%, 09/27/19[b]	22,500	22,467,514
2.00%, 09/27/18[b]	10,750	10,955,115
2.00%, 01/30/19	100	101,723
2.30%, 05/10/16	8,350	8,521,942
3.00%, 07/16/18	3,100	3,262,670
3.15%, 12/15/17[b]	3,000	3,156,637
4.40%, 04/14/20[b]	520	584,972
Province of Quebec Canada
2.88%, 10/16/24	6,500	6,717,661
7.50%, 09/15/29	7,527	11,294,070

		112,144,982
CHILE — 0.03%
Chile Government International Bond
2.25%, 10/30/22[b]	500	495,000
3.25%, 09/14/21[b]	3,050	3,240,625
3.63%, 10/30/42[b]	150	148,500
3.88%, 08/05/20	3,250	3,534,375

		7,418,500
COLOMBIA — 0.14%
Colombia Government International Bond
4.38%, 07/12/21[b]	9,948	10,609,543

Security	Principal (000s)	Value
5.63%, 02/26/44 (Call 08/26/43)	$4,400	$5,066,600
6.13%, 01/18/41[b]	3,216	3,915,480
7.38%, 01/27/17[b]	3,500	3,879,750
7.38%, 03/18/19[b]	3,350	3,961,375
7.38%, 09/18/37[b]	4,000	5,480,000
8.13%, 05/21/24[b]	750	1,005,000

		33,917,748
GERMANY — 0.07%
FMS Wertmanagement AoeR
1.13%, 10/14/16	5,000	5,037,646
1.13%, 09/05/17	10,000	10,027,455
Landwirtschaftliche Rentenbank
2.00%, 01/13/25[b]	2,000	1,980,267

		17,045,368
ISRAEL — 0.02%
Israel Government International Bond
4.50%, 01/30/43	2,000	2,115,000
5.13%, 03/26/19	3,000	3,390,000

		5,505,000
ITALY — 0.08%
Italy Government International Bond
5.25%, 09/20/16	8,542	9,083,605
6.88%, 09/27/23[b]	7,000	9,046,478

		18,130,083
JAPAN — 0.12%
Japan Bank for International Cooperation/Japan
1.75%, 07/31/18	8,600	8,678,622
2.50%, 05/18/16	8,800	8,999,831
3.00%, 05/29/24	5,000	5,289,253
Japan Finance Corp.
2.13%, 02/07/19[b]	5,000	5,100,673

		28,068,379
MEXICO — 0.25%
Mexico Government International Bond
3.63%, 03/15/22[b]	11,150	11,635,024
4.00%, 10/02/23[b]	3,920	4,178,720
4.60%, 01/23/46	3,000	3,120,000

92	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.75%, 03/08/44	$11,034	$11,751,211
5.13%, 01/15/20[b]	3,334	3,737,414
5.55%, 01/21/45[b]	5,250	6,273,750
5.63%, 01/15/17[b]	3,802	4,106,160
5.95%, 03/19/19	1,500	1,716,000
6.05%, 01/11/40	2,200	2,772,000
6.75%, 09/27/34[b]	7,118	9,644,890
7.50%, 04/08/33	1,000	1,430,000

		60,365,169
PANAMA — 0.05%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/24/24)[b]	4,000	4,200,000
5.20%, 01/30/20	500	556,750
6.70%, 01/26/36[b]	5,100	6,732,000

		11,488,750
PERU — 0.08%
Peruvian Government International Bond
6.55%, 03/14/37	4,138	5,524,230
7.13%, 03/30/19[b]	7,155	8,550,226
8.75%, 11/21/33	3,000	4,777,500

		18,851,956
PHILIPPINES — 0.17%
Philippine Government International Bond
3.95%, 01/20/40	300	315,750
4.00%, 01/15/21[b]	5,240	5,731,250
4.20%, 01/21/24[b]	16,150	17,966,874
6.38%, 10/23/34[b]	9,325	12,915,125
6.50%, 01/20/20[b]	1,000	1,196,250
8.38%, 06/17/19	3,000	3,765,000

		41,890,249
POLAND — 0.07%
Poland Government International Bond
3.00%, 03/17/23[b]	700	707,105
4.00%, 01/22/24[b]	3,868	4,162,935
5.00%, 03/23/22[b]	4,575	5,199,670
6.38%, 07/15/19	5,000	5,849,400

		15,919,110

Security	Principal (000s)	Value
SOUTH AFRICA — 0.05%
South Africa Government International Bond
4.67%, 01/17/24[b]	$1,100	$1,163,250
5.38%, 07/24/44	2,000	2,175,000
5.50%, 03/09/20[b]	5,500	6,050,000
6.25%, 03/08/41	2,750	3,377,357

		12,765,607
SOUTH KOREA — 0.10%
Export-Import Bank of Korea
1.75%, 02/27/18[b]	5,000	4,994,465
2.88%, 09/17/18[b]	4,000	4,119,417
3.25%, 08/12/26	5,900	6,028,735
4.00%, 01/11/17	2,000	2,093,354
5.00%, 04/11/22[b]	250	286,744
5.13%, 06/29/20	250	285,155
Republic of Korea
3.88%, 09/11/23	200	220,468
4.13%, 06/10/44[b]	2,736	3,276,720
7.13%, 04/16/19	3,000	3,619,722

		24,924,780
SUPRANATIONAL — 1.61%
African Development Bank
0.88%, 03/15/18	2,000	1,982,859
1.25%, 09/02/16	5,000	5,051,414
1.63%, 10/02/18	2,000	2,021,408
2.38%, 09/23/21	2,917	3,005,883
Asian Development Bank
0.50%, 06/20/16	4,200	4,198,997
1.38%, 03/23/20	4,500	4,445,808
1.50%, 09/28/18[b]	5,000	5,034,097
1.75%, 03/21/19	2,150	2,177,072
1.88%, 02/18/22	10,000	9,984,704
2.50%, 03/15/16	3,750	3,829,081
6.22%, 08/15/27	4,000	5,556,520
Corp. Andina de Fomento
3.75%, 01/15/16	2,100	2,152,802
4.38%, 06/15/22[b]	3,100	3,365,884
Council of Europe Development Bank
1.00%, 03/07/18[b]	3,400	3,383,100
1.13%, 05/31/18	5,100	5,080,831

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
European Bank for Reconstruction & Development
0.75%, 09/01/17	$7,500	$7,448,722
1.00%, 06/15/18[b]	7,000	6,936,393
1.75%, 11/26/19[b]	5,000	5,028,763
European Investment Bank
0.50%, 08/15/16	13,100	13,086,634
0.88%, 04/18/17	10,000	10,014,034
1.00%, 12/15/17[b]	26,300	26,254,188
1.00%, 03/15/18	6,000	5,969,956
1.00%, 06/15/18	7,750	7,691,935
1.13%, 12/15/16[b]	3,000	3,022,616
1.13%, 09/15/17	150	150,566
1.63%, 12/18/18	6,500	6,561,283
1.88%, 03/15/19	5,000	5,085,134
2.13%, 07/15/16	5,000	5,109,608
2.50%, 05/16/16	100	102,434
2.50%, 10/15/24[b]	5,000	5,177,095
2.88%, 09/15/20[b]	2,000	2,122,134
3.25%, 01/29/24	3,050	3,343,483
4.00%, 02/16/21[b]	20,650	23,221,995
4.88%, 02/15/36[b]	150	200,814
5.13%, 05/30/17	12,900	14,117,830
Inter-American Development Bank
0.88%, 03/15/18	9,350	9,269,864
1.38%, 10/18/16[b]	24,000	24,298,082
1.38%, 07/15/20[b]	2,200	2,167,612
2.13%, 11/09/20	5,450	5,561,730
3.00%, 02/21/24[b]	7,050	7,592,092
3.88%, 10/28/41	3,000	3,550,215
4.38%, 01/24/44	200	255,652
Series E
3.88%, 09/17/19[b]	5,000	5,507,485
International Bank for Reconstruction & Development
0.50%, 04/15/16	3,000	3,001,615
0.63%, 10/14/16	22,000	22,005,936
0.88%, 04/17/17	16,000	16,029,480
1.00%, 09/15/16	6,250	6,291,076
1.88%, 03/15/19	3,000	3,054,629
2.13%, 03/15/16[b]	10,650	10,834,685

Security	Principal (000s)	Value
2.13%, 02/13/23[b]	$4,000	$4,084,293
2.50%, 11/25/24	10,000	10,348,907
4.75%, 02/15/35	1,000	1,305,670
5.00%, 04/01/16	2,420	2,538,571
7.63%, 01/19/23[b]	1,200	1,688,606
International Finance Corp.
0.88%, 06/15/18[b]	100	98,930
1.00%, 04/24/17[b]	2,000	2,008,119
1.13%, 11/23/16	9,000	9,074,799
1.75%, 09/04/18	8,000	8,125,919
1.75%, 09/16/19[b]	5,000	5,053,936
2.13%, 11/17/17	6,500	6,685,920
Nordic Investment Bank
1.00%, 03/07/17	400	401,795
5.00%, 02/01/17	5,000	5,401,542

		388,153,237
SWEDEN — 0.03%
Svensk Exportkredit AB
0.63%, 05/31/16	1,767	1,767,681
1.13%, 04/05/18	6,000	5,968,571

		7,736,252
TURKEY — 0.27%
Turkey Government International Bond
3.25%, 03/23/23[b]	10,000	9,462,500
4.88%, 04/16/43[b]	15,150	15,003,196
5.75%, 03/22/24[b]	8,450	9,400,624
6.00%, 01/14/41[b]	3,050	3,483,679
6.25%, 09/26/22	8,000	9,120,000
6.75%, 04/03/18	10,000	11,100,000
7.25%, 03/05/38	2,000	2,603,740
7.38%, 02/05/25[b]	3,500	4,362,611

		64,536,350
URUGUAY — 0.03%
Uruguay Government International Bond
4.13%, 11/20/45	2,400	2,238,000
4.50%, 08/14/24[b]	3,650	3,936,525
5.10%, 06/18/50[b]	2,000	2,070,000

		8,244,525

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $905,955,435)		923,991,679

94	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 0.90%

ARIZONA — 0.00%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	$175	$213,355

		213,355
CALIFORNIA — 0.32%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	850	1,231,268
6.91%, 10/01/50	1,300	1,934,634
Series S1
7.04%, 04/01/50	2,950	4,450,694
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	2,500	3,224,100
County of Sonoma CA RB Series A
6.00%, 12/01/29 (GTD)	2,000	2,428,220
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	4,300	5,773,739
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	2,500	3,758,375
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	815	1,045,091
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	1,050	1,520,610
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	2,000	2,948,720
6.60%, 07/01/50	325	485,212

Security	Principal (000s)	Value
Series A
5.72%, 07/01/39	$1,000	$1,276,600
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	2,375	3,033,920
5.76%, 07/01/29	260	323,445
6.76%, 07/01/34	1,250	1,750,600
Orange County Local Transportation Authority RB BAB Series A
6.91%, 02/15/41	650	934,310
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	695	949,321
Series F
6.58%, 05/15/49	1,000	1,369,930
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	850	1,178,160
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	925	1,165,001
State of California GO
5.95%, 04/01/16	7,127	7,539,297
State of California GO BAB
6.65%, 03/01/22	500	618,865
7.30%, 10/01/39	7,000	10,552,500
7.50%, 04/01/34	3,500	5,308,485
7.55%, 04/01/39	3,650	5,775,212
7.60%, 11/01/40	700	1,127,889
7.70%, 11/01/30 (Call 11/01/20)	500	630,815
University of California RB Series AD
4.86%, 05/15/12	2,700	2,898,477
University of California RB BAB
5.77%, 05/15/43	1,000	1,311,320
5.95%, 05/15/45	900	1,173,429

		77,718,239

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
COLORADO — 0.01%
Denver City & County School District No. 1 COP Series B
4.24%, 12/15/37	$600	$623,352
Regional Transportation District RB BAB Series B
5.84%, 11/01/50	500	694,080

		1,317,432
CONNECTICUT — 0.01%
State of Connecticut GO Series A
5.85%, 03/15/32	1,500	1,891,500

		1,891,500
DISTRICT OF COLUMBIA — 0.01%
District of Columbia RB BAB Series E
5.59%, 12/01/34	700	868,924
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	600	719,598

		1,588,522
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB
Series A
2.11%, 07/01/18	1,500	1,508,970
3.00%, 07/01/20	1,000	1,021,510

		2,530,480
GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	1,700	2,286,160
Project M, Series 2010A
6.66%, 04/01/57	750	1,000,942
Project P, Series 2010A
7.06%, 04/01/57	300	354,594
State of Georgia GO BAB Series H
4.50%, 11/01/25	300	337,611

		3,979,307

Security	Principal (000s)	Value
ILLINOIS — 0.10%
Chicago Board of Education GO Series C
6.32%, 11/01/29	$500	$515,700
Chicago O’Hare International Airport RB BAB Series B
6.40%, 01/01/40	500	668,815
Chicago Transit Authority RB Series A
6.90%, 12/01/40	2,400	3,107,376
City of Chicago IL GO Series C
7.78%, 01/01/35	400	484,688
City of Chicago IL Waterworks Revenue RB BAB Series B
6.74%, 11/01/40	300	394,746
State of Illinois GO
5.10%, 06/01/33	13,483	13,607,313
5.37%, 03/01/17	2,500	2,687,625
5.88%, 03/01/19	2,450	2,714,478

		24,180,741
INDIANA — 0.01%
Indianapolis Local Public Improvement Bond Bank RB BAB Series B-2
6.12%, 01/15/40	1,000	1,324,760

		1,324,760
KANSAS — 0.00%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	500	569,925

		569,925
MARYLAND — 0.01%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	1,500	2,001,495

		2,001,495

96	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	$200	$233,896
Series E
4.20%, 12/01/21	400	443,988
5.46%, 12/01/39	1,000	1,272,570
Commonwealth of Massachusetts RB BAB Series A
5.73%, 06/01/40	1,400	1,833,958
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	225	283,252

		4,067,664
MISSISSIPPI — 0.00%
State of Mississippi GO BAB
5.25%, 11/01/34	1,000	1,185,750

		1,185,750
MISSOURI — 0.01%
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	1,050	1,290,849

		1,290,849
NEW JERSEY — 0.07%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29(NPFGC)	1,500	1,919,130
Series B
0.00%, 02/15/19 (AGM)	500	449,425
0.00%, 02/15/22 (AGM)	1,000	756,390
0.01%, 02/15/21 (AGM)	1,145	932,557
0.01%, 02/15/23 (AGM)	1,400	1,014,216
Series Q
1.10%, 06/15/16	1,600	1,596,464
New Jersey State Turnpike Authority RB BAB Series F
7.41%, 01/01/40	4,044	6,182,467

Security	Principal (000s)	Value
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	$1,660	$1,898,426
6.10%, 12/15/28 (Call 12/15/20)	1,200	1,326,120
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40 (GOI)	900	1,162,359

		17,237,554
NEW YORK — 0.14%
City of New York NY GO BAB
5.97%, 03/01/36	1,250	1,675,525
5.99%, 12/01/36	1,470	1,932,653
6.27%, 12/01/37	170	233,546
Series C-1
5.52%, 10/01/37	1,000	1,273,940
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	1,790	2,766,123
Series C-1
6.69%, 11/15/40	1,500	2,098,875
Series E
6.81%, 11/15/40	500	708,715
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	1,000	1,268,140
Series C-2
5.77%, 08/01/36	2,000	2,510,400
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	2,645	3,518,194
5.88%, 06/15/44	1,350	1,841,089
New York State Dormitory Authority RB BAB
Series D
5.60%, 03/15/40	1,500	1,921,560
Series H
5.43%, 03/15/39	1,000	1,242,260
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	1,260	1,558,280

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Port Authority of New York & New Jersey RB
4.93%, 10/01/51 (GOI)	$1,000	$1,167,420
5.65%, 11/01/40 (GOI)	1,600	2,026,592
5.65%, 11/01/40 (GOI)	2,205	2,789,038
Series 181
4.96%, 08/01/46[b]	2,000	2,346,800
Series 182
5.31%, 08/01/46 (Call 08/01/24)	1,000	1,108,290

		33,987,440
NORTH CAROLINA — 0.00%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34	500	538,550

		538,550
OHIO — 0.03%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,626,287
8.08%, 02/15/50	1,025	1,655,836
Series E
6.27%, 02/15/50	1,200	1,531,488
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40 (Call 11/15/20)	900	1,042,155
Ohio State University (The) RB BAB
4.91%, 06/01/40	1,045	1,255,317

		7,111,083
OREGON — 0.03%
Oregon School Boards Association GOL
5.53%, 06/30/28 (AGM)	1,000	1,191,270
Series B
5.68%, 06/30/28 (NPFGC)	1,000	1,233,660
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34	550	720,676
State of Oregon GO
5.89%, 06/01/27	3,020	3,770,651

		6,916,257

Security	Principal (000s)	Value
PENNSYLVANIA — 0.02%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	$2,500	$2,791,100
Pennsylvania Turnpike Commission RB BAB Series B
5.51%, 12/01/45	1,000	1,255,540

		4,046,640
SOUTH CAROLINA — 0.00%
South Carolina State Public Service Authority RB Series C
6.45%, 01/01/50	250	334,638

		334,638
TEXAS — 0.09%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28	575	620,086
City Public Service Board of San Antonio TX RB Series C
5.99%, 02/01/39	1,000	1,357,140
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	1,175	1,562,985
Dallas Area Rapid Transit RB BAB
4.92%, 12/01/41	1,285	1,548,181
5.02%, 12/01/48	500	620,705
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	700	919,506
North Texas Tollway Authority RB BAB
6.72%, 01/01/49[b]	1,500	2,217,825
State of Texas GO BAB
5.52%, 04/01/39	500	668,295
Series A
4.63%, 04/01/33	1,200	1,393,800
4.68%, 04/01/40	2,000	2,375,100

98	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	$5,000	$6,050,400
University of Texas System (The) RB Series D
5.13%, 08/15/42	200	248,582
University of Texas System (The) RB BAB Series C
4.79%, 08/15/46	1,500	1,818,315

		21,400,920
UTAH — 0.00%
State of Utah GO BAB Series B
3.54%, 07/01/25	500	536,320

		536,320
WASHINGTON — 0.01%
State of Washington GO BAB
5.14%, 08/01/40	1,000	1,235,920

		1,235,920

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $189,074,972)		217,205,341

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 68.46%

MORTGAGE-BACKED SECURITIES — 28.07%
Federal Home Loan Mortgage Corp.
2.30%, 12/01/38[a]	7,208	7,727,601
2.50%, 02/01/28	8,055	8,274,288
2.50%, 01/01/30	68,424	70,215,516
2.50%, 03/01/30[g]	18,513	18,973,406
2.50%, 03/01/45[g]	11,500	11,295,156
2.61%, 01/01/42[a]	1,718	1,812,899
2.91%, 09/01/41[a]	2,648	2,822,178
2.98%, 05/01/42[a]	2,408	2,494,611
3.00%, 04/01/27	1,767	1,856,279
3.00%, 05/01/27	13,377	14,031,577
3.00%, 06/01/27	12,135	12,722,437
3.00%, 07/01/27	483	507,239

Security	Principal (000s)	Value
3.00%, 08/01/27	$1,377	$1,445,941
3.00%, 09/01/27	5,929	6,223,926
3.00%, 11/01/27	2,062	2,164,302
3.00%, 12/01/27	1,414	1,481,371
3.00%, 01/01/28	779	818,236
3.00%, 05/01/29	26,901	28,177,976
3.00%, 03/01/30[g]	19,306	20,199,043
3.00%, 05/01/33	7,453	7,730,116
3.00%, 02/01/43	47,235	48,234,156
3.00%, 04/01/43	39,297	40,119,439
3.00%, 03/01/45[g]	86,760	88,359,171
3.03%, 11/01/40[a]	3,996	4,255,408
3.15%, 11/01/40[a]	3,474	3,692,730
3.19%, 08/01/41[a]	2,626	2,774,840
3.29%, 11/01/40[a]	6,047	6,400,065
3.44%, 11/01/41[a]	8,815	9,316,578
3.50%, 11/01/25	11,189	11,890,932
3.50%, 03/01/26	8,344	8,866,907
3.50%, 06/01/26	2,391	2,540,570
3.50%, 03/01/30[g]	41,669	44,208,205
3.50%, 03/01/32	4,274	4,506,806
3.50%, 10/01/42	3,285	3,443,625
3.50%, 11/01/42	2,805	2,939,898
3.50%, 06/01/43	3,718	3,914,982
3.50%, 10/01/43	4,994	5,255,574
3.50%, 01/01/44	9,637	10,142,087
3.50%, 02/01/44	33,557	35,314,720
3.50%, 01/01/45	83,927	87,938,609
3.50%, 03/01/45[g]	191,668	200,562,593
4.00%, 05/01/25	1,393	1,489,323
4.00%, 10/01/25	7,702	8,230,973
4.00%, 02/01/26	4,673	4,973,389
4.00%, 05/01/26	6,221	6,621,871
4.00%, 03/01/30[g]	7,853	8,300,866
4.00%, 09/01/41	14,003	15,106,828
4.00%, 02/01/42	10,692	11,513,311
4.00%, 03/01/42	2,823	3,027,210
4.00%, 07/01/44	6,951	7,509,991
4.00%, 03/01/45[g]	235,700	252,014,859
4.50%, 04/01/22	4,713	5,022,632
4.50%, 05/01/23	2,548	2,715,195
4.50%, 07/01/24	2,320	2,504,331
4.50%, 08/01/24	500	539,496

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.50%, 09/01/24	$1,313	$1,417,186
4.50%, 10/01/24	1,229	1,326,762
4.50%, 08/01/30	9,381	10,231,361
4.50%, 03/01/39	6,217	6,836,582
4.50%, 05/01/39	7,882	8,668,316
4.50%, 10/01/39	5,801	6,304,878
4.50%, 01/01/40	1,535	1,668,683
4.50%, 02/01/41	3,850	4,187,910
4.50%, 05/01/41	15,591	17,249,660
4.50%, 03/01/45[g]	125,800	136,394,719
5.00%, 12/01/24	7,141	7,628,824
5.00%, 08/01/25[h]	5,481	6,052,371
5.00%, 06/01/33	2,238	2,484,766
5.00%, 12/01/33	6,746	7,488,444
5.00%, 07/01/35	8,497	9,432,910
5.00%, 01/01/36	4,392	4,863,955
5.00%, 01/01/37	537	595,329
5.00%, 02/01/37	464	514,305
5.00%, 02/01/38	2,443	2,707,464
5.00%, 03/01/38	18,071	19,956,181
5.00%, 12/01/38	2,348	2,593,840
5.00%, 08/01/40	3,458	3,911,172
5.00%, 09/01/40	13,170	14,585,081
5.00%, 08/01/41	3,504	3,912,815
5.00%, 03/01/45[g]	2,000	2,208,125
5.50%, 02/01/34	8,634	9,702,593
5.50%, 05/01/35	5,793	6,520,477
5.50%, 06/01/35	3,472	3,906,804
5.50%, 05/01/36	4,862	5,443,535
5.50%, 07/01/36	8,745	9,782,773
5.50%, 03/01/38	5,688	6,357,397
5.50%, 04/01/38	1,697	1,918,243
5.50%, 01/01/39	3,296	3,713,963
5.50%, 11/01/39	4,138	4,690,701
6.00%, 10/01/36	3,477	3,981,445
6.00%, 02/01/37	3,956	4,487,189
6.00%, 11/01/37	11,954	13,523,913
6.00%, 09/01/38	222	250,988
Federal National Mortgage Association
2.43%, 02/01/42[a]	2,629	2,749,536
2.50%, 05/01/27	9,147	9,394,433
2.50%, 10/01/27	9,540	9,798,143

Security	Principal (000s)	Value
2.50%, 03/01/30	$26,637	$27,316,152
2.50%, 03/01/30[g]	218,949	224,286,013
2.50%, 03/01/45[g]	20,500	20,182,891
2.79%, 08/01/41[a]	4,436	4,704,685
2.93%, 10/01/41[a]	4,485	4,768,307
3.00%, 01/01/27	17,234	18,087,032
3.00%, 10/01/27	15,064	15,809,953
3.00%, 11/01/27	12,260	12,882,853
3.00%, 03/01/30[g]	229,678	240,515,931
3.00%, 05/01/33	1,959	2,034,278
3.00%, 08/01/42	77	78,218
3.00%, 09/01/42	287	293,541
3.00%, 10/01/42	12,385	12,651,832
3.00%, 11/01/42	41	41,423
3.00%, 12/01/42	11,669	11,920,621
3.00%, 01/01/43	29,349	29,980,233
3.00%, 02/01/43	820	837,784
3.00%, 03/01/43	18,039	18,420,659
3.00%, 04/01/43	38,839	39,657,277
3.00%, 05/01/43	20,522	20,949,980
3.00%, 06/01/43	31,037	31,674,119
3.00%, 07/01/43	41,245	42,093,631
3.00%, 08/01/43	32,184	32,845,216
3.00%, 09/01/43	31,299	31,938,588
3.00%, 10/01/43	259	264,732
3.00%, 11/01/43	6,902	7,043,029
3.00%, 03/01/45[g]	352,800	359,415,000
3.50%, 03/01/30[g]	156,063	165,499,935
3.50%, 01/01/32	6,111	6,454,530
3.50%, 02/01/32	6,782	7,161,576
3.50%, 05/01/42	4,005	4,221,148
3.50%, 12/01/42	4,755	5,000,538
3.50%, 05/01/43	36,164	37,950,677
3.50%, 06/01/43	15,376	16,138,369
3.50%, 02/01/45	46,107	48,385,017
3.50%, 03/01/45[g]	476,025	498,859,324
4.00%, 10/01/25	16,967	18,096,379
4.00%, 11/01/25	1,332	1,415,291
4.00%, 03/01/26	3,229	3,449,926
4.00%, 06/01/26	4,559	4,872,524
4.00%, 09/01/26	2,006	2,144,296
4.00%, 03/01/30[g]	37,217	39,316,271
4.00%, 12/01/30	6,857	7,388,920

100	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.00%, 01/01/31	$2,453	$2,648,478
4.00%, 02/01/31	2,163	2,329,795
4.00%, 10/01/31	8,203	8,860,883
4.00%, 02/01/32	10,394	11,228,579
4.00%, 11/01/41	10,328	11,106,055
4.00%, 03/01/42	13,486	14,502,479
4.00%, 06/01/42	7,314	7,863,323
4.00%, 03/01/45[g]	713,510	762,786,825
4.50%, 09/01/18	3,233	3,389,575
4.50%, 10/01/24	2,853	3,077,058
4.50%, 02/01/25	1,136	1,224,948
4.50%, 04/01/25	1,406	1,516,331
4.50%, 06/01/25	7,204	7,772,135
4.50%, 03/01/30[g]	12,500	13,087,891
4.50%, 08/01/31	7,479	8,175,930
4.50%, 09/01/40	20,611	22,481,546
4.50%, 12/01/40	9,534	10,399,807
4.50%, 01/01/41	26,320	28,706,151
4.50%, 05/01/41	13,559	14,853,663
4.50%, 06/01/41	81,525	88,924,638
4.50%, 08/01/41	20,844	22,745,687
4.50%, 09/01/41	9,424	10,334,101
4.50%, 03/01/45[g]	142,801	155,184,524
5.00%, 08/01/20	4,266	4,499,331
5.00%, 07/01/23	2,534	2,734,978
5.00%, 12/01/23	2,288	2,484,017
5.00%, 03/01/30[g]	5,000	5,260,937
5.00%, 11/01/33	16,525	18,407,097
5.00%, 12/01/39	756	838,925
5.00%, 01/01/40	18	20,348
5.00%, 03/01/40	11,884	13,266,278
5.00%, 04/01/40	1,535	1,703,346
5.00%, 05/01/40	134	148,619
5.00%, 06/01/40	150	166,659
5.00%, 07/01/40	9	10,526
5.00%, 08/01/40	6,373	7,179,371
5.00%, 09/01/40	55	60,657
5.00%, 10/01/40	158	177,071
5.00%, 05/01/41	20,015	22,272,634
5.00%, 06/01/41	4,512	5,056,294
5.00%, 08/01/41	6,651	7,482,853
5.00%, 10/01/41	22,722	25,343,753
5.00%, 01/01/42[h]	97,440	108,214,975

Security	Principal (000s)	Value
5.00%, 05/01/42	$48,056	$53,397,211
5.00%, 03/01/45[g]	53,462	59,308,968
5.50%, 12/01/19	2,985	3,154,087
5.50%, 05/01/33	6,622	7,483,862
5.50%, 11/01/33	12,850	14,524,981
5.50%, 09/01/34	18,665	21,096,403
5.50%, 09/01/36	1,451	1,639,153
5.50%, 03/01/38	1,615	1,818,293
5.50%, 06/01/38	38,384	43,114,223
5.50%, 11/01/38	2,655	3,014,977
5.50%, 07/01/40	7,121	8,107,474
5.50%, 03/01/45[g]	75,927	85,275,512
6.00%, 03/01/34	9,661	11,101,648
6.00%, 05/01/34	799	924,327
6.00%, 08/01/34	1,572	1,798,750
6.00%, 11/01/34	517	591,417
6.00%, 09/01/36	3,950	4,494,372
6.00%, 08/01/37	10,183	11,579,555
6.00%, 03/01/38	1,912	2,199,052
6.00%, 05/01/38	1,058	1,216,250
6.00%, 09/01/38	945	1,072,997
6.00%, 06/01/39	13,842	15,845,218
6.00%, 10/01/39	1,136	1,306,339
6.00%, 03/01/45[g]	12,220	13,877,337
6.50%, 08/01/36	174	205,387
6.50%, 09/01/36	1,228	1,415,701
6.50%, 10/01/36	187	214,404
6.50%, 12/01/36	208	242,129
6.50%, 07/01/37	317	363,281
6.50%, 08/01/37	12,282	14,290,734
6.50%, 10/01/37	581	664,315
6.50%, 11/01/37	80	91,037
6.50%, 12/01/37	4,198	4,831,610
6.50%, 06/01/38	160	193,864
6.50%, 10/01/39	3,906	4,467,015
6.50%, 05/01/40	109	124,324
7.00%, 04/01/37	4,323	4,883,956
Government National Mortgage Association
3.00%, 09/15/42	34	34,893
3.00%, 10/15/42	98	100,890
3.00%, 03/15/43	892	919,350
3.00%, 06/15/43	237	244,423

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
3.00%, 07/15/43	$433	$445,603
3.00%, 08/15/43	918	944,900
3.00%, 09/20/43	29,211	30,065,093
3.00%, 11/15/43	2,586	2,662,434
3.00%, 08/20/44	85,179	87,664,225
3.00%, 09/15/44	3,841	3,954,534
3.00%, 10/15/44	3,724	3,834,162
3.00%, 03/01/45[g]	55,200	56,663,938
3.50%, 09/15/41	1,070	1,126,896
3.50%, 12/15/41	11,169	11,755,659
3.50%, 01/15/42	1,692	1,780,937
3.50%, 06/15/42	124	130,983
3.50%, 08/20/42	59,255	62,350,117
3.50%, 09/15/42	3,595	3,814,355
3.50%, 10/15/42	2,288	2,418,163
3.50%, 10/20/42	3,879	4,081,691
3.50%, 11/15/42	2,788	2,934,938
3.50%, 02/15/43	902	949,535
3.50%, 03/15/43	1,073	1,140,868
3.50%, 04/15/43	223	235,012
3.50%, 05/15/43	3,507	3,698,821
3.50%, 06/15/43	4,459	4,693,690
3.50%, 08/15/43	917	965,314
3.50%, 01/20/44	41,236	43,390,961
3.50%, 06/20/44	58,265	61,314,973
3.50%, 08/15/44	278	292,829
3.50%, 08/20/44	54,136	56,972,081
3.50%, 09/15/44	1,336	1,405,491
3.50%, 09/20/44	42,181	44,393,156
3.50%, 10/15/44	1,277	1,352,052
3.50%, 03/01/45[g]	150,000	157,312,500
4.00%, 06/15/39	45	48,637
4.00%, 09/20/40	18,760	20,114,236
4.00%, 01/15/41	23	24,284
4.00%, 01/20/41	5,520	5,918,909
4.00%, 02/15/41	13,270	14,275,958
4.00%, 05/20/41	109	117,024
4.00%, 07/15/41	8,811	9,474,322
4.00%, 08/15/41	36	38,398
4.00%, 09/15/41	159	171,775
4.00%, 09/20/41	7,671	8,189,672
4.00%, 10/15/41	2,616	2,814,582
4.00%, 11/15/41	1,162	1,248,509

Security	Principal (000s)	Value
4.00%, 12/15/41	$4,594	$4,984,051
4.00%, 12/20/41	23,993	25,590,453
4.00%, 01/15/42	378	405,756
4.00%, 01/20/42	10,314	11,001,036
4.00%, 02/15/42	1,999	2,180,839
4.00%, 03/15/42	9,663	10,546,451
4.00%, 04/15/42	4,425	4,754,252
4.00%, 09/20/42	3,569	3,803,025
4.00%, 11/15/42	179	192,366
4.00%, 05/15/43	1,256	1,349,618
4.00%, 08/15/43	192	206,120
4.00%, 03/15/44	2,410	2,588,284
4.00%, 04/15/44	478	513,970
4.00%, 06/15/44	473	508,361
4.00%, 08/15/44	130	140,086
4.00%, 08/20/44	2,696	2,875,177
4.00%, 09/15/44	648	696,277
4.00%, 10/15/44	327	351,314
4.00%, 10/20/44	52,477	56,003,184
4.00%, 11/20/44	56,056	59,836,261
4.00%, 01/20/45	21,925	23,408,015
4.00%, 03/01/45[g]	4,400	4,678,437
4.50%, 04/15/39	2,680	2,940,775
4.50%, 08/15/39	14,660	16,097,751
4.50%, 11/20/39	6,521	7,117,948
4.50%, 01/20/40	1,740	1,901,402
4.50%, 06/15/40	9,783	10,765,228
4.50%, 07/15/40	9,746	10,718,228
4.50%, 08/15/40	9,137	10,044,956
4.50%, 08/20/40	11,871	12,953,897
4.50%, 09/15/40	15,237	16,768,815
4.50%, 10/20/40	22,876	24,962,377
4.50%, 06/20/41	22,378	24,370,358
4.50%, 09/20/41	13,287	14,462,473
4.50%, 12/20/41	2,487	2,706,802
4.50%, 03/01/45[g]	51,250	55,605,625
5.00%, 12/15/36	2,630	2,962,506
5.00%, 01/15/39	9,689	10,797,516
5.00%, 07/15/39	18,282	20,455,858
5.00%, 05/15/40	7,289	8,156,924
5.00%, 07/20/40	37,077	41,495,638
5.00%, 08/20/40	12,384	13,860,951
5.50%, 03/15/36	3,626	4,158,814

102	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.50%, 06/20/38	$4,901	$5,496,877
5.50%, 03/20/39	6,077	6,869,014
5.50%, 12/15/39	1,853	2,091,893
5.50%, 01/15/40	14,317	16,166,707
6.00%, 03/15/37	12,027	14,001,297
6.00%, 09/20/38	5,746	6,529,321
6.00%, 11/15/39	2,402	2,736,055
6.50%, 10/20/38	7,194	8,251,082

		6,780,716,167
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.12%
Federal Home Loan Banks
1.00%, 06/21/17[b]	5,280	5,306,331
4.88%, 05/17/17[b]	700	762,857
5.00%, 11/17/17[b]	15,525	17,201,442
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18	27,992	27,815,972
1.00%, 06/29/17[b]	5,000	5,025,636
1.00%, 09/29/17	2,200	2,205,167
1.25%, 10/02/19[b]	410	404,395
1.38%, 05/01/20[b]	18,400	18,136,416
1.75%, 09/10/15	2,290	2,308,725
1.75%, 05/30/19[b]	18,920	19,138,704
2.38%, 01/13/22[b]	127,320	130,696,934
2.50%, 05/27/16[b]	52,094	53,384,660
2.51%, 11/08/23 (Call 05/08/15)	100	97,451
6.25%, 07/15/32[b]	13,923	20,619,409
6.75%, 03/15/31	320	486,708
Federal National Mortgage Association
0.50%, 09/28/15	600	601,036
0.75%, 04/20/17[b]	30,400	30,417,352
0.88%, 02/08/18[b]	24,496	24,371,965
0.88%, 05/21/18[b]	33,025	32,748,627
1.00%, 09/27/17[b]	2,600	2,605,757
1.75%, 06/20/19[b]	1,100	1,112,105
1.75%, 09/12/19[b]	62,700	63,264,394
2.38%, 04/11/16[b]	6,220	6,353,014
2.60%, 04/01/44[a]	5,519	5,734,230
4.50%, 01/01/42	60,343	65,708,108
5.00%, 04/15/15[b]	41,702	41,945,373
5.00%, 05/11/17[b]	93,853	102,500,540

Security	Principal (000s)	Value
5.38%, 06/12/17	$510	$562,572
6.25%, 05/15/29[b]	5,075	7,242,252
6.63%, 11/15/30[b,h]	13,390	20,092,856
7.25%, 05/15/30[b]	6,826	10,701,198
NCUA Guaranteed Notes Series A4
3.00%, 06/12/19	9,500	10,060,625
Tennessee Valley Authority
4.88%, 01/15/48[b]	8,035	10,068,008
5.50%, 07/18/17	6,964	7,707,293
7.13%, 05/01/30	3,556	5,341,695

		752,729,807
U.S. GOVERNMENT OBLIGATIONS — 37.27%
U.S. Treasury Note/Bond
0.25%, 07/31/15[b]	88,200	88,263,509
0.25%, 08/15/15[b]	69,800	69,846,075
0.25%, 11/30/15	155,000	155,088,338
0.25%, 04/15/16[b]	2,920	2,917,839
0.38%, 03/15/15[b]	571	571,029
0.38%, 06/15/15	1,678	1,679,443
0.38%, 02/15/16[b]	9,100	9,110,646
0.38%, 04/30/16[b]	244,000	244,114,653
0.50%, 07/31/16[b]	154,700	154,898,013
0.50%, 09/30/16[b]	32,000	32,008,960
0.50%, 11/30/16[b]	80,000	79,949,597
0.50%, 01/31/17[b]	33,000	32,934,990
0.63%, 05/31/17[b]	284,331	283,577,526
0.63%, 08/31/17[b]	64,600	64,223,382
0.63%, 09/30/17[b]	50,000	49,663,502
0.63%, 11/30/17	22,160	21,965,657
0.75%, 12/31/17	132,800	131,959,372
0.75%, 02/28/18[b]	131,875	130,793,625
0.88%, 11/30/16[b]	4,400	4,425,212
0.88%, 12/31/16[b]	7,200	7,239,672
0.88%, 02/28/17	8,400	8,439,312
0.88%, 04/30/17[b]	50,370	50,548,815
0.88%, 06/15/17[b]	46,560	46,680,126
0.88%, 11/15/17[b]	60,000	59,899,201
0.88%, 01/31/18	30,000	29,893,801
0.88%, 07/31/19[b]	1,250	1,220,575
1.00%, 08/31/16[b]	61,798	62,304,126
1.00%, 09/30/16[b]	103,461	104,309,387
1.00%, 03/31/17[b]	366,132	368,585,106

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
1.00%, 05/31/18[b]	$30,000	$29,883,900
1.00%, 11/30/19[b]	115,000	112,460,800
1.13%, 05/31/19[b]	60,000	59,333,999
1.25%, 09/30/15[b]	32,921	33,136,301
1.25%, 10/31/18[b]	238,260	238,260,000
1.25%, 11/30/18[b]	1,000	999,390
1.25%, 10/31/19[b]	108,000	106,986,956
1.25%, 01/31/20[b]	9,000	8,892,090
1.38%, 07/31/18[b]	60,000	60,400,799
1.38%, 09/30/18[b]	201,773	202,852,276
1.38%, 11/30/18	40,000	40,162,000
1.38%, 12/31/18[b]	46,800	46,934,321
1.38%, 01/31/20	20,400	20,279,028
1.38%, 05/31/20[b]	29,804	29,523,842
1.50%, 12/31/18[b]	25,000	25,193,001
1.50%, 01/31/19[b]	30,000	30,212,102
1.50%, 02/28/19[b]	4,000	4,026,160
1.50%, 05/31/19	105,000	105,471,455
1.50%, 10/31/19	18,720	18,740,218
1.50%, 11/30/19[b]	192,500	192,625,129
1.50%, 01/31/22	7,000	6,854,190
1.63%, 08/31/19[b]	172,280	173,651,345
1.63%, 08/15/22	2,091	2,058,966
1.63%, 11/15/22[b]	1,181	1,160,474
1.75%, 07/31/15[b]	89,250	89,870,287
1.75%, 09/30/19[b]	15,000	15,191,100
1.75%, 10/31/20	30,000	30,164,701
1.75%, 05/15/22[b]	57,550	57,238,079
1.75%, 05/15/23[b]	82,888	81,842,781
1.88%, 06/30/15	2,480	2,494,806
1.88%, 08/31/17[b]	199,780	204,840,421
1.88%, 09/30/17	75,000	76,887,748
1.88%, 10/31/17	97,887	100,356,692
1.88%, 06/30/20[b]	23,744	24,118,204
1.88%, 11/30/21[b]	75,500	75,836,729
2.00%, 01/31/16[b]	101,967	103,600,508
2.00%, 04/30/16[b]	216,614	220,759,994
2.00%, 07/31/20[b]	3,000	3,064,200
2.00%, 09/30/20[b]	67,000	68,323,249
2.00%, 11/30/20[b]	50,000	50,908,500
2.00%, 05/31/21[b]	40,000	40,585,599
2.00%, 08/31/21[b]	50,000	50,655,998
2.00%, 11/15/21[b]	60,000	60,780,602

Security	Principal (000s)	Value
2.00%, 02/15/22[b]	$40,000	$40,513,202
2.00%, 02/15/23	570	575,005
2.13%, 08/31/20[b]	15,820	16,243,342
2.13%, 01/31/21[b]	49,400	50,594,488
2.13%, 08/15/21	19,232	19,647,026
2.13%, 09/30/21[b]	53,100	54,207,130
2.13%, 12/31/21	30,000	30,628,203
2.25%, 11/30/17	20,000	20,706,799
2.25%, 07/31/21[b]	125,200	128,840,803
2.25%, 11/15/24[b]	72,500	74,034,828
2.38%, 05/31/18[b]	44,825	46,615,312
2.38%, 08/15/24[b]	25,000	25,807,751
2.50%, 03/31/15[b]	29,546	29,601,548
2.50%, 06/30/17[b]	3,432	3,568,834
2.50%, 08/15/23	55,211	57,726,413
2.50%, 05/15/24[b]	201,850	210,580,006
2.50%, 02/15/45	30,000	29,380,199
2.63%, 04/30/18[b]	53,088	55,634,095
2.63%, 08/15/20[b]	9,024	9,509,852
2.75%, 11/30/16[b]	34,340	35,653,847
2.75%, 12/31/17	23,000	24,140,800
2.75%, 02/15/19[b]	11,000	11,615,669
2.75%, 11/15/23	8,760	9,329,575
2.75%, 02/15/24[b]	97,000	103,303,061
2.75%, 08/15/42	2,878	2,963,966
2.75%, 11/15/42[b]	187,971	193,448,477
2.88%, 05/15/43	9,484	10,001,637
3.00%, 08/31/16[b]	106,533	110,596,172
3.00%, 09/30/16[b]	19,000	19,754,682
3.00%, 02/28/17[b]	36,169	37,859,541
3.00%, 11/15/44[b]	117,150	126,965,996
3.13%, 01/31/17[b]	62,241	65,246,619
3.13%, 05/15/21[b]	24,431	26,424,325
3.13%, 11/15/41	10,000	11,089,100
3.13%, 02/15/43	47,600	52,607,519
3.13%, 08/15/44[b]	55,000	60,975,749
3.25%, 12/31/16[b]	103,400	108,427,308
3.25%, 03/31/17[b]	2,964	3,121,773
3.38%, 11/15/19	12,320	13,394,181
3.38%, 05/15/44[b]	36,600	42,443,189
3.50%, 05/15/20[b]	109,654	120,372,688
3.63%, 02/15/20[b]	245,155	270,290,737
3.63%, 02/15/21[b]	17,747	19,691,718

104	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2015

Security	Principal or Shares (000s)	Value
3.63%, 08/15/43[b]	$61,000	$73,821,588
3.63%, 02/15/44[b]	30,450	36,870,078
3.75%, 11/15/43	43,300	53,572,056
3.88%, 08/15/40[b]	4,776	5,963,839
4.25%, 08/15/15[b]	34,949	35,613,384
4.25%, 05/15/39[b]	1,040	1,363,991
4.25%, 11/15/40[b]	31	41,009
4.38%, 11/15/39[b]	28,622	38,282,497
4.38%, 05/15/40[b]	40,371	54,151,238
4.38%, 05/15/41[b]	2,949	3,992,592
4.50%, 02/15/36[b]	41,360	55,787,607
4.50%, 08/15/39[b]	40,170	54,596,654
4.63%, 02/15/40[b]	93,400	129,455,199
4.75%, 08/15/17[b]	6,200	6,792,286
4.75%, 02/15/37[b]	77	107,162
4.75%, 02/15/41	48,258	68,750,758
5.00%, 05/15/37	6,108	8,794,604
5.25%, 11/15/28	127	172,136
5.25%, 02/15/29[b]	6,440	8,749,448
5.38%, 02/15/31[b]	29,840	42,053,810
6.13%, 08/15/29[b]	40,000	59,044,397
6.25%, 05/15/30[b]	20,053	30,265,793
6.38%, 08/15/27[b]	32,080	46,829,741
6.50%, 11/15/26[b]	22,600	32,900,629
6.88%, 08/15/25[b]	1,000	1,458,290
7.50%, 11/15/16[b]	261,828	292,728,946
7.50%, 11/15/24[b]	40,000	59,596,802
7.63%, 02/15/25[b]	13,817	20,868,920
8.13%, 08/15/19[b]	125,984	162,691,949
8.75%, 05/15/17[b]	5,318	6,251,894
8.88%, 08/15/17[b]	20,002	23,927,992

		9,004,360,883

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $16,148,419,074)		16,537,806,857

SHORT-TERM INVESTMENTS — 41.40%

MONEY MARKET FUNDS — 41.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,i,j]	5,762,319	5,762,319,121
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,i,j]	4,239,085	4,239,085,384

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,i]	100	$100,000

		10,001,504,505

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,001,504,505)		10,001,504,505

TOTAL INVESTMENTS IN SECURITIES — 140.96%
(Cost: $33,341,829,443)		34,051,766,237
Other Assets, Less Liabilities — (40.96)%		(9,893,934,609)

NET ASSETS — 100.00%		$24,157,831,628

BAB	— Build America Bond
COP	— Certificates of Participation
GO	— General Obligation
GOI	— General Obligation of the Issuer
GOL	— General Obligation Limited
GTD	— Guaranteed by the Commonwealth, County or State
RB	— Revenue Bond

Insured by:

AGM	— Assured Guaranty Municipal Corp.
NPFGC	— National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Affiliated issuer. See Note 2.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	To-be-announced (TBA). See Note 1.
[h]	All or a portion of this security has been pledged as collateral for TBA transactions. See Note 1.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	105

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2015

	iShares Core 10+ Year USD Bond ETF	iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$211,077,547	$23,313,406,000
Affiliated (Note 2)	55,082,058	10,028,423,443

Total cost of investments	$266,159,605	$33,341,829,443

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$217,894,408	$24,022,504,284
Affiliated (Note 2)	55,082,058	10,029,261,953

Total fair value of investments	272,976,466	34,051,766,237
Cash	316,842	3,953,423
Receivables:
Investment securities sold	541,470	111,027,353
Interest	2,320,136	138,807,772
Capital shares sold	—	28,346,752

Total Assets	276,154,914	34,333,901,537

LIABILITIES
Payables:
Investment securities purchased	4,620,598	3,943,348,784
Collateral for securities on loan (Note 1)	49,327,407	6,231,452,205
Due to broker for TBA collateral (Note 1)	—	63,000
Investment advisory fees (Note 2)	19,711	1,205,920

Total Liabilities	53,967,716	10,176,069,909

NET ASSETS	$222,187,198	$24,157,831,628

Net assets consist of:
Paid-in capital	$215,984,549	$23,325,454,412
Undistributed net investment income	613,541	79,881,429
Undistributed net realized gain (accumulated net realized loss)	(1,227,753)	42,558,993
Net unrealized appreciation	6,816,861	709,936,794

NET ASSETS	$222,187,198	$24,157,831,628

Shares outstanding[b]	3,450,000	217,600,000

Net asset value per share	$64.40	$111.02

[a]	Securities on loan with values of $48,027,251 and $6,086,075,530, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

106	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2015

	iShares Core 10+ Year USD Bond ETF	iShares Core U.S. Aggregate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$3,946,304	$418,268,547
Interest — affiliated (Note 2)	44	4,302,552
Securities lending income — affiliated (Note 2)	22,086	5,655,109

Total investment income	3,968,434	428,226,208

EXPENSES
Investment advisory fees (Note 2)	116,875	15,491,667

Total expenses	116,875	15,491,667
Less investment advisory fees waived (Note 2)	—	(1,999,006)

Net expenses	116,875	13,492,661

Net investment income	3,851,559	414,733,547

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(284,406)	146,514,293
In-kind redemptions — unaffiliated	—	69,302,655
In-kind redemptions — affiliated (Note 2)	—	54,216

Net realized gain (loss)	(284,406)	215,871,164

Net change in unrealized appreciation/depreciation	8,683,317	352,731,626

Net realized and unrealized gain	8,398,911	568,602,790

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,250,470	$983,336,337

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core 10+ Year USD Bond ETF		iShares Core U.S. Aggregate Bond ETF
	Year ended February 28, 2015	Year ended February 28, 2014	Year ended February 28, 2015	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,851,559	$1,988,307	$414,733,547	$345,867,304
Net realized gain (loss)	(284,406)	(3,672,885)	215,871,164	31,725,857
Net change in unrealized appreciation/depreciation	8,683,317	(397,631)	352,731,626	(387,091,976)

Net increase (decrease) in net assets resulting from operations	12,250,470	(2,082,209)	983,336,337	(9,498,815)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,333,953)	(2,392,605)	(364,320,263)	(339,024,384)
From net realized gain	—	—	(97,387,721)	(1,534,169)

Total distributions to shareholders	(3,333,953)	(2,392,605)	(461,707,984)	(340,558,553)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	184,129,488	15,926	9,343,119,915	3,528,501,995
Cost of shares redeemed	—	(72,132,262)	(1,686,914,554)	(2,040,891,540)

Net increase (decrease) in net assets from capital share transactions	184,129,488	(72,116,336)	7,656,205,361	1,487,610,455

INCREASE (DECREASE) IN NET ASSETS	193,046,005	(76,591,150)	8,177,833,714	1,137,553,087

NET ASSETS
Beginning of year	29,141,193	105,732,343	15,979,997,914	14,842,444,827

End of year	$222,187,198	$29,141,193	$24,157,831,628	$15,979,997,914

Undistributed net investment income included in net assets at end of year	$613,541	$95,935	$79,881,429	$29,442,342

SHARES ISSUED AND REDEEMED
Shares sold	2,950,000	—	85,300,000	32,600,000
Shares redeemed	—	(1,200,000)	(15,400,000)	(19,000,000)

Net increase (decrease) in shares outstanding	2,950,000	(1,200,000)	69,900,000	13,600,000

See notes to financial statements.

108	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$58.28	$62.20	$61.10	$51.99	$50.52

Income from investment operations:
Net investment income[a]	2.46	2.34	2.20	2.51	2.46
Net realized and unrealized gain (loss)[b]	5.97	(3.55)	1.06	9.07	1.41

Total from investment operations	8.43	(1.21)	3.26	11.58	3.87

Less distributions from:
Net investment income	(2.31)	(2.71)	(2.16)	(2.47)	(2.40)

Total distributions	(2.31)	(2.71)	(2.16)	(2.47)	(2.40)

Net asset value, end of year	$64.40	$58.28	$62.20	$61.10	$51.99

Total return	14.72%	(1.82)%[c]	5.38%	22.81%	7.78%

Ratios/Supplemental data:
Net assets, end of year (000s)	$222,187	$29,141	$105,732	$24,439	$15,597
Ratio of expenses to average net assets	0.12%	0.12%	0.16%	0.20%	0.20%
Ratio of net investment income to average net assets	3.95%	3.97%	3.47%	4.43%	4.65%
Portfolio turnover rate[d]	15%	8%	50%	12%	37%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been -1.94%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$108.19	$110.68	$110.58	$105.56	$104.57

Income from investment operations:
Net investment income[a]	2.35	2.49	2.67	3.11	2.66
Net realized and unrealized gain (loss)[b]	3.09	(2.51)	0.64	5.36	2.27

Total from investment operations	5.44	(0.02)	3.31	8.47	4.93

Less distributions from:
Net investment income	(2.06)	(2.46)	(2.73)	(2.97)	(2.90)
Net realized gain	(0.55)	(0.01)	(0.48)	(0.48)	(1.04)

Total distributions	(2.61)	(2.47)	(3.21)	(3.45)	(3.94)

Net asset value, end of year	$111.02	$108.19	$110.68	$110.58	$105.56

Total return	5.07%	0.01%	3.02%	8.16%	4.82%

Ratios/Supplemental data:
Net assets, end of year (000s)	$24,157,832	$15,979,998	$14,842,445	$14,773,935	$11,041,127
Ratio of expenses to average net assets	0.07%	0.08%	0.16%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees	0.08%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	2.14%	2.31%	2.40%	2.87%	2.51%
Portfolio turnover rate[c,d]	318%	180%	110%	131%	406%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

110	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 10+ Year USD Bond[a]	Diversified
Core U.S. Aggregate Bond[b]	Diversified

[a]	Formerly the iShares Core Long-Term USD Bond ETF.
[b]	Formerly the iShares Core Total U.S. Bond Market ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

112	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Core 10+ Year USD Bond
Assets:
Corporate Bonds & Notes	$—	$116,266,056	$—	$116,266,056
Foreign Government Obligations	—	17,327,386	—	17,327,386
Municipal Debt Obligations	—	11,388,580	—	11,388,580
U.S. Government & Agency Obligations	—	72,912,386	—	72,912,386
Money Market Funds	55,082,058	—	—	55,082,058

	$55,082,058	$217,894,408	$—	$272,976,466

Core U.S. Aggregate Bond
Assets:
Collateralized Mortgage Obligations	$—	$386,354,566	$—	$386,354,566
Corporate Bonds & Notes	—	5,984,903,289	—	5,984,903,289
Foreign Government Obligations	—	923,991,679	—	923,991,679
Municipal Debt Obligations	—	217,205,341	—	217,205,341
U.S. Government & Agency Obligations	—	16,537,806,857	—	16,537,806,857
Money Market Funds	10,001,504,505	—	—	10,001,504,505

	$10,001,504,505	$24,050,261,732	$—	$34,051,766,237

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core U.S. Aggregate Bond ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements (Continued)

iSHARES® TRUST

of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

114	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core 10+ Year USD Bond	$48,027,251	$48,027,251	$—
Core U.S. Aggregate Bond	6,086,075,530	6,086,075,530	—

[a]

Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core 10+ Year USD Bond	0.12%
Core U.S. Aggregate Bond	0.08

In addition, the iShares Core U.S. Aggregate Bond ETF indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through June 30, 2016 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates, if any.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 28, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Core 10+ Year USD Bond	$9,465
Core U.S. Aggregate Bond	2,423,618

The iShares Core 10+ Year USD Bond ETF received a voluntary payment from BlackRock to reimburse the Fund for certain transaction costs related to the change in index. The payment is reported as a cost basis adjustment and reflected in the statements of operations under “Net change in unrealized appreciation/depreciation”.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

116	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended February 28, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
Core U.S. Aggregate Bond
PNC Bank N.A.
1.13%, 01/27/17	$—	$3,025	$—	$3,025	$3,018,839	$27,214	$—
1.15%, 11/01/16	—	300	—	300	300,172	2,846	—
3.80%, 07/25/23	5,000	750	—	5,750	6,020,269	203,755	—
4.20%, 11/01/25	—	500	—	500	539,783	3,639	—
6.00%, 12/07/17	—	500	—	500	556,940	3,069	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	—	5,500	—	5,500	5,711,846	45,607	—
PNC Funding Corp.
4.38%, 08/11/20	—	2,750	—	2,750	3,025,074	62,690	—
5.25%, 11/15/15	8,385	—	(1,200)	7,185	7,404,451	364,469	54,216
6.70%, 06/10/19	998	—	—	998	1,180,074	63,474	—

					$27,757,448	$776,763	$54,216

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2015 were as follows:

iShares ETF	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
Core 10+ Year USD Bond	$49,515,605	$7,081,580	$97,231,083	$7,648,646
Core U.S. Aggregate Bond	63,193,456,871	60,810,722,172	1,332,894,691	313,300,039

In-kind transactions (see Note 4) for the year ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 10+ Year USD Bond	$49,250,105	$—
Core U.S. Aggregate Bond	5,570,503,942	1,202,101,474

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy;

118	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares Core 10+ Year USD Bond ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28, 2015, attributable to the use of equalization and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Core U.S. Aggregate Bond	$71,456,317	$25,803	$(71,482,120)

The tax character of distributions paid during the years ended February 28, 2015 and February 28, 2014 was as follows:

iShares ETF	2015	2014
Core 10+ Year USD Bond
Ordinary income	$3,333,953	$2,392,605

Core U.S. Aggregate Bond
Long-term capital gain	$—	$1,534,169
Ordinary income	461,707,984	339,024,384

	$461,707,984	$340,558,553

As of February 28, 2015, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Core 10+ Year USD Bond	$621,788	$(1,101,579)	$6,772,283	$(89,843)	$6,202,649
Core U.S. Aggregate Bond	124,692,262	—	707,684,954	—	832,377,216

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and interest accruals on defaulted bonds.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 28, 2015, the following Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Core 10+ Year USD Bond	$1,101,579

120	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 10+ Year USD Bond	$266,195,936	$8,513,210	$(1,732,680)	$6,780,530
Core U.S. Aggregate Bond	33,344,081,283	741,236,889	(33,551,935)	707,684,954

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	121

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Core 10+ Year USD Bond ETF and iShares Core U.S. Aggregate Bond ETF (the “Funds”) at February 28, 2015, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 21, 2015

122	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k)(2)(C) of the Internal Revenue Code (the “Code”), the iShares Core U.S. Aggregate Bond ETF hereby designates $97,387,721 as short-term capital gain dividends for the fiscal year ended February 28, 2015.

Under Section 871(k)(1)(C) of the Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2015:

iShares ETF	Interest- Related Dividends
Core 10+ Year USD Bond	$2,437,933
Core U.S. Aggregate Bond	308,166,148

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the year ended February 28, 2015:

iShares ETF	Federal Obligation Interest [a]
Core 10+ Year USD Bond	$454,184
Core U.S. Aggregate Bond	60,093,384

[a]	The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TAX INFORMATION	123

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 10+ Year USD Bond	$2.287263	$—	$0.018080	$2.305343	99%	—%	1%	100%
Core U.S. Aggregate Bond	2.316009	0.293041	—	2.609050	89	11	—	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

124	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)(Continued)

iSHARES® TRUST

iShares Core 10+ Year USD Bond ETF

Period Covered: January 1, 2010 through December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	24	1.91
Greater than 0.5% and Less than 1.0%	314	24.96
Between 0.5% and –0.5%	753	59.85
Less than –0.5% and Greater than –1.0%	123	9.78
Less than –1.0% and Greater than –1.5%	41	3.26
Less than –1.5% and Greater than –2.0%	1	0.08

	1,258	100.00%

iShares Core U.S. Aggregate Bond ETF

Period Covered: January 1, 2010 through December 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	3	0.24
Between 0.5% and –0.5%	1,251	99.44
Less than –0.5% and Greater than –1.0%	3	0.24

	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

BFA has registered the iShares Core U.S. Aggregate Bond ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

SUPPLEMENTAL INFORMATION	125

Supplemental Information (Unaudited)(Continued)

iSHARES® TRUST

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Core U.S. Aggregate Bond ETF in respect of BFA’s financial year ending December 31, 2014 was USD 3.98 million. This figure is comprised of fixed remuneration of USD 1.61 million and variable remuneration of USD 2.37 million. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Core U.S. Aggregate Bond ETF in respect of BFA’s financial year ending December 31, 2014, to its senior management was USD 0.55 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.10 million.

126	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 309 funds (as of February 28, 2015) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (58)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (44)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	127

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (71)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

128	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

Jane D. Carlin (59)	Trustee (since 2015).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and Global Head of Operational Risk Management, Morgan Stanley Group (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

TRUSTEE AND OFFICER INFORMATION	129

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (44)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Charles Park (47)	Chief Compliance Officer (since 2006).	Chief Compliance Officer, BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Principal and Chief Compliance Officer, iShares Delaware Trust Sponsor LLC (since 2012) and BFA (since 2006); Chief Compliance Officer, BlackRock Asset Management International Inc. (since 2012).

Scott Radell (46)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

130	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-23-0215

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) adopted a new code of ethics on July 1, 2011 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended February 28, 2015, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under

Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, Robert H. Silver and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty-two series of the Registrant for which the fiscal year-end is February 28, 2015 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $279,400 for the fiscal year ended February 28, 2014 and $283,800 for the fiscal year ended February 28, 2015.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended February 28, 2014 and February 28, 2015 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $80,883 for the fiscal year ended February 28, 2014 and $80,894 for the fiscal year ended February 28, 2015.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended February 28, 2014 and February 28, 2015 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph

(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 28, 2015 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years were, $3,854,591 for the fiscal year ended February 28, 2014 and $3,984,924 for the fiscal year ended February 28, 2015.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: April 24, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	April 24, 2015